Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 18.9%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,171
Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, (United States 30 Day Average SOFR + 0.73%), 5.29%, 10/19/2026 (aa)		1,400	1,397
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2014-3RA, Class A, (ICE LIBOR USD 3 Month + 1.05%), 5.85%, 01/28/2031 (e) (aa)		1,224	1,208
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 5.89%, 01/28/2031 (e) (aa)		1,575	1,549
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 5.71%, 11/17/2027 (e) (aa)		146	145
Autoflorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 3.60%, 12/24/2044 (aa)	EUR	653	706
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 3.65%, 12/24/2044 (aa)	EUR	135	142
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.84%), 3.74%, 01/25/2040 (aa)	EUR	800	868
Series 2022-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.00%), 4.90%, 01/26/2040 (aa)	EUR	100	108
BA Credit Card Trust,
Series 2021-A1, Class A1, 0.44%, 09/15/2026		2,180	2,080
Series 2022-A2, Class A2, 5.00%, 04/15/2028		1,485	1,502
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 5.88%, 04/20/2031 (e) (aa)		250	247
Battalion CLO Ltd., (Cayman Islands), Series 2020-18A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 5.99%, 10/15/2036 (e) (aa)		1,000	974
Bavarian Sky 5 plc, (United Kingdom), Series UK5, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.62%), 4.80%, 04/20/2031 (w) (aa)	GBP	1,215	1,499
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-6BR, Class A, (ICE LIBOR USD 3 Month + 1.19%), 6.00%, 07/20/2034 (e) (aa)		1,000	977
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (ICE LIBOR USD 3 Month + 1.10%), 5.91%, 01/20/2031 (e) (aa)		1,000	985
BHG Securitization Trust, Series 2022-B, Class A, 3.75%, 06/18/2035 (e)		83	82
Birch Grove CLO Ltd., (Cayman Islands), Series 19A, Class AR, (ICE LIBOR USD 3 Month + 1.13%), 6.00%, 06/15/2031 (e) (aa)		2,000	1,959
BMW Canada Auto Trust, (Canada), Series 2022-1A, Class A1, 3.65%, 12/20/2024 (e)	CAD	473	348
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, 02/25/2025		500	500

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (ICE LIBOR USD 1 Month + 1.32%), 6.00%, 12/15/2038 (e) (aa)		360	351
Bumper De SA, (Luxembourg), Series 2023-DE1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.58%), 3.40%, 08/23/2032 (aa)	EUR	600	651
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 5.96%, 10/20/2029 (e) (aa)		394	390
Capital One Multi-Asset Execution Trust,
Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.58%), 5.26%, 07/15/2027 (aa)		900	900
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	488
CarMax Auto Owner Trust,
Series 2021-2, Class A3, 0.52%, 02/17/2026		858	828
Series 2022-2, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.16%, 05/15/2025 (aa)		574	575
Series 2022-4, Class A2A, 5.34%, 12/15/2025		700	699
Series 2022-4, Class A2B, (United States 30 Day Average SOFR + 0.90%), 5.46%, 12/15/2025 (aa)		1,000	1,001
Chesapeake Funding II LLC, Series 2020-1A, Class A2, (ICE LIBOR USD 1 Month + 0.65%), 5.33%, 08/15/2032 (e) (aa)		338	338
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 5.99%, 10/17/2031 (e) (aa)		1,000	989
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 6.20%, 10/25/2037 (e) (aa)		82	82
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.62%), 5.37%, 04/22/2026 (aa)		900	901
Series 2018-A5, Class A5, (ICE LIBOR USD 1 Month + 0.61%), 5.32%, 08/07/2027 (aa)		900	900
Dell Equipment Finance Trust, Series 2021-2, Class A3, 0.53%, 12/22/2026 (e)		500	485
Discover Card Execution Note Trust, Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.60%), 5.28%, 12/15/2026 (aa)		900	900
Dowson plc, (United Kingdom),
Series 2021-2, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.68%), 4.78%, 10/20/2028 (aa)	GBP	164	203
Series 2021-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.20%), 5.30%, 10/20/2028 (aa)	GBP	200	246
Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.92%), 5.02%, 01/20/2029 (aa)	GBP	222	274
Series 2022-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 2.70%), 6.80%, 08/20/2029 (aa)	GBP	500	621
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 5.74%, 07/18/2030 (e) (aa)		1,458	1,436
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		795	692
FCT Autonoria, (France),
Series 2023-DE, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.47%), 3.04%, 01/26/2043 (aa)	EUR	1,200	1,297
Series 2023-DE, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 3.72%, 01/26/2043 (aa)	EUR	300	325
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)		790	716
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	876	633

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Ford Credit Auto Lease Trust, Series 2022-A, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.16%, 10/15/2024 (aa)		437	437
Ford Credit Auto Owner Trust,
Series 2019-B, Class A4, 2.24%, 10/15/2024		107	107
Series 2022-B, Class A2A, 3.44%, 02/15/2025		1,868	1,855
Series 2022-D, Class A3, 5.27%, 05/17/2027		110	111
Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.72%), 5.32%, 03/15/2026 (aa)		2,086	2,089
Ford Credit Floorplan Master Owner Trust A, Series 2020-1, Class A1, 0.70%, 09/15/2025		1,400	1,370
FS Rialto Issuer LLC,
Series 2022-FL4, Class A, (United States 30 Day Average SOFR + 1.90%), 6.46%, 01/19/2039 (e) (aa)		583	575
Series 2022-FL6, Class A, (CME Term SOFR 1 Month + 2.58%), 7.27%, 08/17/2037 (e) (aa)		640	642
Gilbert Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 5.98%, 10/15/2030 (e) (aa)		1,650	1,631
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A2, 2.93%, 10/21/2024		1,427	1,412
Series 2022-3, Class A2A, 4.01%, 10/21/2024		832	827
Series 2023-1, Class A2A, 5.27%, 06/20/2025		1,000	999
GM Financial Consumer Automobile Receivables Trust,
Series 2019-3, Class A4, 2.21%, 11/18/2024		103	103
Series 2020-1, Class A3, 1.84%, 09/16/2024		70	70
Series 2022-3, Class A2A, 3.50%, 09/16/2025		3,684	3,646
Series 2022-3, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.16%, 09/16/2025 (aa)		1,472	1,471
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)		100	98
Honda Auto Receivables Owner Trust, Series 2022-2, Class A2, 3.81%, 03/18/2025		3,110	3,086
Hyundai Auto Lease Securitization Trust,
Series 2021-C, Class A3, 0.38%, 09/16/2024 (e)		1,700	1,667
Series 2023-A, Class A2A, 5.20%, 04/15/2025 (e)		900	899
Hyundai Auto Receivables Trust,
Series 2022-A, Class A2B, (United States 30 Day Average SOFR + 0.63%), 5.19%, 02/18/2025 (e) (aa)		1,990	1,991
Series 2022-B, Class A2A, 3.64%, 05/15/2025		900	892
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 5.94%, 10/19/2028 (e) (aa)		624	619
John Deere Owner Trust, Series 2022-B, Class A2, 3.73%, 06/16/2025		801	794
Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.80%), 3.36%, 02/26/2035 (aa)	EUR	481	521
KREF Ltd., (Cayman Islands), Series 2022-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.21%, 02/17/2039 (e) (aa)		1,310	1,287
Madison Park Funding XLI Ltd., (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 5.65%, 04/22/2027 (e) (aa)		589	585
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 5.95%, 10/15/2032 (e) (aa)		250	245
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	598

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		1,500	1,423
Navient Private Education Loan Trust,
Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 5.58%, 12/16/2058 (e) (aa)		134	134
Series 2018-BX, Class A2B, Reg. S, (ICE LIBOR USD 1 Month + 0.72%), 5.40%, 12/15/2059 (aa)		556	549
Series 2020-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 5.58%, 11/15/2068 (e) (aa)		715	700
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (ICE LIBOR USD 1 Month + 1.05%), 5.73%, 12/15/2059 (e) (aa)		334	327
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)		171	159
Series 2021-DA, Class A, (Prime Rate—1.99%), 5.76%, 04/15/2060 (e) (aa)		427	392
Navient Student Loan Trust, Series 2019-BA, Class A2B, (ICE LIBOR USD 1 Month + 0.98%), 5.66%, 12/15/2059 (e) (aa)		246	242
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 5.75%, 06/27/2067 (e) (aa)		773	760
Series 2021-CA, Class AFL, (ICE LIBOR USD 1 Month + 0.74%), 5.50%, 04/20/2062 (e) (aa)		996	972
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class AR, (ICE LIBOR USD 3 Month + 0.92%), 5.71%, 10/18/2030 (e) (aa)		1,900	1,873
Nissan Auto Lease Trust, Series 2022-A, Class A2A, 3.45%, 08/15/2024		2,941	2,924
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 6.16%, 03/14/2029 (e) (aa)		835	833
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		172	169
Oscar US Funding XIII LLC, (Japan), Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)		134	133
Palmer Square CLO Ltd., (Cayman Islands), Series 2013-2A, Class A1A3, (ICE LIBOR USD 3 Month + 1.00%), 5.79%, 10/17/2031 (e) (aa)		250	246
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 5.64%, 07/25/2035 (aa)		526	517
Pawnee Equipment Receivables LLC,
Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		638	613
Series 2022-1, Class A2, 4.84%, 02/15/2028 (e)		816	811
PCL Funding VI plc, (United Kingdom), Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 5.47%, 07/15/2026 (aa)	GBP	723	879
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		680	628
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		438	412
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		243	227
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (ICE LIBOR USD 1 Month + 1.25%), 6.10%, 07/25/2051 (e) (aa)		95	92
Red & Black Auto Germany UG, (Germany), Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 3.40%, 09/15/2030 (aa)	EUR	187	201
Red & Black Auto Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 3.63%, 12/28/2031 (aa)	EUR	915	991

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Rockford Tower CLO Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 6.00%, 10/20/2030 (e) (aa)		250	247
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (ICE LIBOR USD 3 Month + 1.09%), 5.88%, 01/15/2030 (e) (aa)		1,000	991
Santander Drive Auto Receivables Trust,
Series 2022-2, Class A2, 2.12%, 10/15/2026		4	4
Series 2022-4, Class A2, 4.05%, 07/15/2025		371	370
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75%), 4.38%, 11/14/2034 (aa)	EUR	245	264
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 5.42%, 10/25/2029 (e) (aa)		622	616
SMB Private Education Loan Trust,
Series 2016-B, Class A2B, (ICE LIBOR USD 1 Month + 1.45%), 6.13%, 02/17/2032 (e) (aa)		466	465
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		322	310
Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 5.58%, 09/15/2034 (e) (aa)		1,085	1,075
Series 2020-A, Class A2B, (ICE LIBOR USD 1 Month + 0.83%), 5.51%, 09/15/2037 (e) (aa)		557	541
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		427	381
Series 2021-A, Class A2A1, (ICE LIBOR USD 1 Month + 0.73%), 5.41%, 01/15/2053 (e) (aa)		1,871	1,812
Series 2021-D, Class A1B, (ICE LIBOR USD 1 Month + 0.60%), 5.28%, 03/17/2053 (e) (aa)		213	205
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 6.01%, 02/16/2055 (e) (aa)		963	947
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 6.36%, 10/15/2058 (e) (aa)		1,880	1,887
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class A, (ICE LIBOR USD 3 Month + 1.20%), 6.02%, 01/23/2032 (e) (aa)		700	690
TAGUS - Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1, (Portugal), Series 1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 3.88%, 10/28/2040 (aa)	EUR	420	448
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (ICE LIBOR USD 3 Month + 1.02%), 5.84%, 10/13/2032 (e) (aa)		265	260
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 5.46%, 11/20/2061 (e) (aa)		186	182
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,500	1,392
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A2A, 3.83%, 08/15/2025		1,481	1,467
Series 2022-C, Class A2B, (United States 30 Day Average SOFR + 0.57%), 5.13%, 08/15/2025 (aa)		1,974	1,974
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 6.01%, 10/15/2029 (e) (aa)		1,879	1,861
Verizon Owner Trust, Series 2020-A, Class A1B, (ICE LIBOR USD 1 Month + 0.27%), 5.03%, 07/22/2024 (aa)		16	16
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02%, 10/21/2024		2,305	2,278
Voya CLO Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 5.94%, 10/15/2031 (e) (aa)		1,150	1,133

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.98%), 5.77%, 06/07/2030 (e) (aa)		242	239
Westlake Automobile Receivables Trust, Series 2021-3A, Class A3, 0.95%, 06/16/2025 (e)		1,460	1,432
Wind River CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1RR, (ICE LIBOR USD 3 Month + 0.98%), 5.79%, 07/20/2030 (e) (aa)		209	207
World Omni Auto Receivables Trust, Series 2023-A, Class A2A, 5.18%, 07/15/2026		700	701

Total Asset-Backed Securities (Cost $109,186)			107,597

Certificate of Deposit — 0.2%
Financial — 0.2%
Banks — 0.2%
Standard Chartered Bank, (United Kingdom), (United States SOFR + 0.42%), 5.24%, 07/28/2023 (aa) (Cost $1,300)		1,300	1,300

Collateralized Mortgage Obligations — 3.4%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 5.57%, 11/16/2066 (e) (aa)		27	27
Canterbury Finance No. 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Interest Rate Benchmark + 1.35%), 5.43%, 05/16/2056 (aa)	GBP	185	228
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 4.99%, 08/20/2045 (aa)	GBP	438	535
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		309	286
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 3.22%, 10/28/2059 (aa)	EUR	807	866
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 4.72%, 06/25/2074 (aa)	GBP	309	382
Finsbury Square plc, (United Kingdom), Series 2020-2A, Class A, (SONIA Interest Rate Benchmark + 1.30%), 5.46%, 06/16/2070 (e) (aa)	GBP	193	238
FNMA REMICS,
Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 3.79%, 05/25/2050 (aa)		1,503	1,506
Series 2022-8, Class D, 2.00%, 08/25/2038		1,425	1,299
Friary No. 7 plc, (United Kingdom), Series 7, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.67%), 4.58%, 10/21/2070 (aa)	GBP	239	295
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		541	526
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 5.22%, 12/20/2064 (aa)		1,130	1,113
Series 2017-121, Class PE, 3.00%, 07/20/2046		159	153
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 4.92%, 08/20/2065 (aa)		1,133	1,126
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 5.08%, 05/20/2044 (aa)		362	346
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.06%, 06/20/2071 (aa)		1,382	1,418
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		928	831

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.91%, 01/20/2072 (aa)		684	661
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.46%, 01/20/2073 (aa)		508	508
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		317	288
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 0.00%, 10/15/2072	GBP	666	826
Hops Hill No. 1 plc, (United Kingdom), Series 1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.95%), 5.11%, 05/27/2054 (aa)	GBP	404	498
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,211	1,114
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		363	318
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		113	105
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		300	275
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		557	499
Resimac Bastille Trust Series, (Australia), Series 2021-2NCA, Class A1A, (ICE LIBOR USD 1 Month + 0.65%), 5.32%, 02/03/2053 (e) (aa)		267	266
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 4.97%, 01/21/2070 (e) (aa)		700	697
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 4.20%, 01/21/2070 (aa)	GBP	550	673
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		199	186
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		126	111
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		275	245
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 4.79%, 07/20/2060 (e) (aa)	GBP	137	168
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 1.35%), 5.24%, 07/20/2045 (e) (aa)	GBP	559	685
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 5.85%, 05/25/2058 (e) (aa)		292	288

Total Collateralized Mortgage Obligations (Cost $20,435)			19,586

Commercial Mortgage-Backed Securities — 4.4%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (ICE LIBOR USD 1 Month + 0.88%), 5.60%, 09/15/2034 (e) (aa)		500	485
AREIT Trust, Series 2019-CRE3, Class A, (CME Term SOFR 1 Month + 1.38%), 6.04%, 09/14/2036 (e) (aa)		21	20
AREIT Trust, (Cayman Islands), Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 5.79%, 11/17/2038 (e) (aa)		499	485
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.00%), 5.69%, 06/15/2035 (e) (aa)		500	484
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (ICE LIBOR USD 1 Month + 0.85%), 5.54%, 09/15/2034 (e) (aa)		853	834
Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 5.73%, 04/15/2036 (e) (aa)		400	393

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 6.83%, 08/19/2038 (e) (aa)		700	700
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 5.93%, 09/15/2036 (e) (aa)		500	486
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 5.82%, 02/15/2039 (e) (aa)		530	486
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		729	701
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.37%, 09/10/2046 (z)		1,000	992
Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 5.86%, 10/15/2036 (e) (aa)		900	862
COMM Mortgage Trust,
Series 2013-CR8, Class A5, 3.61%, 06/10/2046 (z)		91	90
Series 2013-CR11, Class A4, 4.26%, 08/10/2050		750	743
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047		346	342
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047		1,600	1,557
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048		196	191
CSMC, Series 2021-BHAR, Class A, (ICE LIBOR USD 1 Month + 1.15%), 5.84%, 11/15/2038 (e) (aa)		974	931
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (ICE LIBOR USD 1 Month + 0.80%), 5.49%, 05/15/2035 (e) (aa)		1,188	1,167
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.27%, 11/10/2046		1,000	988
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (CME Term SOFR 1 Month + 2.25%), 7.07%, 10/15/2039 (e) (aa)		480	479
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (CME Term SOFR 1 Month + 2.49%), 7.32%, 08/15/2039 (e) (aa)		1,250	1,240
Life Mortgage Trust, Series 2021-BMR, Class A, (CME Term SOFR 1 Month + 0.81%), 5.64%, 03/15/2038 (e) (aa)		295	286
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 5.90%, 12/15/2034 (e) (aa)		1,130	1,067
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046		28	28
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 5.68%, 05/15/2036 (e) (aa)		700	673
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 6.22%, 03/15/2039 (e) (aa)		1,100	1,084
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 6.65%, 03/15/2035 (e) (aa)		782	756
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 5.33%, 11/17/2030 (e) (aa)	GBP	800	953
SREIT Trust, Series 2021-IND, Class A, (ICE LIBOR USD 1 Month + 0.70%), 5.38%, 10/15/2038 (e) (aa)		900	863
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (CME Term SOFR 1 Month + 2.19%), 7.01%, 05/15/2037 (e) (aa)		415	399
Taurus UK DAC, (Ireland), Series 2019-UK2, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.32%), 5.40%, 11/17/2029 (aa)	GBP	951	1,152
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 4.00%, 02/27/2033 (aa)	EUR	1,000	1,032
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058		146	141

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Series 2017-HSDB, Class A, (ICE LIBOR USD 1 Month + 1.10%), 5.91%, 12/13/2031 (e) (aa)		1,000	991
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class A5, 4.16%, 12/15/2046 (z)		1,250	1,228

Total Commercial Mortgage-Backed Securities (Cost $26,428)			25,309

Corporate Bonds — 52.2%
Basic Materials — 0.3%
Chemicals — 0.3%
DuPont de Nemours, Inc., (ICE LIBOR USD 3 Month + 1.11%), 5.97%, 11/15/2023 (aa)		1,500	1,505

Communications — 4.8%
Internet — 0.1%
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023		400	398

Media — 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.50%, 02/01/2024		2,000	1,980
(ICE LIBOR USD 3 Month + 1.65%), 6.46%, 02/01/2024 (aa)		4,000	4,015

			5,995

Telecommunications — 3.6%
AT&T, Inc.,
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 4.94%, 09/19/2023 (aa)	AUD	720	482
(SOFR Compounded Index + 0.64%), 5.49%, 03/25/2024 (aa)		3,750	3,745
(ICE LIBOR USD 3 Month + 1.18%), 6.33%, 06/12/2024 (aa)		5,300	5,322
British Telecommunications plc, (United Kingdom), 4.50%, 12/04/2023		400	397
NTT Finance Corp., (Japan), 4.14%, 07/26/2024 (e)		370	367
Rogers Communications, Inc., (Canada), 2.95%, 03/15/2025 (e)		3,750	3,610
SES SA, (Luxembourg), 3.60%, 04/04/2023 (e)		1,300	1,300
SK Telecom Co. Ltd., (South Korea), Reg. S, 3.75%, 04/16/2023		400	400
Verizon Communications, Inc.,
(SOFR Compounded Index + 0.50%), 5.34%, 03/22/2024 (aa)		5,000	4,991
(ICE LIBOR USD 3 Month + 1.10%), 5.96%, 05/15/2025 (aa)		200	200

			20,814

Total Communications			27,207

Consumer Cyclical — 5.7%
Auto Manufacturers — 5.2%
American Honda Finance Corp.,
0.55%, 07/12/2024		1,070	1,014
0.88%, 07/07/2023		1,000	989
BMW US Capital LLC,
(SOFR Compounded Index + 0.38%), 5.10%, 08/12/2024 (e) (aa)		2,130	2,113
(SOFR Compounded Index + 0.84%), 5.69%, 04/01/2025 (e) (aa)		1,100	1,093

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Daimler Truck Finance North America LLC, 5.20%, 01/17/2025 (e)		2,000	2,002
General Motors Financial Co., Inc.,
1.05%, 03/08/2024		2,059	1,969
3.50%, 11/07/2024		1,000	974
3.70%, 05/09/2023		1,200	1,198
(United States SOFR + 0.76%), 5.56%, 03/08/2024 (aa)		1,000	993
Hyundai Capital America,
0.80%, 04/03/2023 (e)		2,790	2,790
1.00%, 09/17/2024 (e)		2,425	2,272
Reg. S, 4.13%, 06/08/2023		300	299
Mercedes-Benz Finance North America LLC, 0.75%, 03/01/2024 (e)		2,100	2,016
Stellantis NV, (Netherlands), 5.25%, 04/15/2023		3,700	3,699
Toyota Motor Credit Corp., (SOFR Compounded Index + 0.65%), 5.50%, 12/29/2023 (aa)		2,100	2,097
Volkswagen Financial Services Australia Pty Ltd., (Australia), Reg. S, 3.10%, 04/17/2023	AUD	700	468
Volkswagen Group of America Finance LLC,
0.88%, 11/22/2023 (e)		1,800	1,750
4.25%, 11/13/2023 (e)		2,090	2,075

			29,811

Home Builders — 0.1%
Lennar Corp., 4.50%, 04/30/2024		500	494

Retail — 0.4%
7-Eleven, Inc., 0.80%, 02/10/2024 (e)		2,174	2,081

Total Consumer Cyclical			32,386

Consumer Non-cyclical — 6.9%
Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	373

Biotechnology — 1.2%
Amgen, Inc., 5.25%, 03/02/2025		1,935	1,953
Gilead Sciences, Inc.,
0.75%, 09/29/2023		2,625	2,568
3.70%, 04/01/2024		2,600	2,570

			7,091

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 5.71%, 12/16/2024 (aa)	AUD	700	473

Food — 0.9%
General Mills, Inc.,
3.65%, 02/15/2024		2,345	2,315
(ICE LIBOR USD 3 Month + 1.01%), 5.84%, 10/17/2023 (aa)		1,797	1,804
J M Smucker Co. (The), 3.50%, 03/15/2025		1,000	974

			5,093

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Healthcare - Products — 0.8%
Baxter International, Inc., 0.87%, 12/01/2023	1,000	973
Stryker Corp., 0.60%, 12/01/2023	1,330	1,290
Thermo Fisher Scientific, Inc.,
1.22%, 10/18/2024	850	806
(SOFR Compounded Index + 0.53%), 5.12%, 10/18/2024 (aa)	1,285	1,277

		4,346

Healthcare - Services — 0.8%
HCA, Inc., 5.00%, 03/15/2024	1,800	1,790
Humana, Inc., 0.65%, 08/03/2023	3,040	2,997

		4,787

Pharmaceuticals — 3.0%
AbbVie, Inc., 2.60%, 11/21/2024	6,000	5,788
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)	5,195	5,138
(ICE LIBOR USD 3 Month + 1.01%), 5.88%, 12/15/2023 (e) (aa)	2,700	2,697
Cigna Group (The), 3.00%, 07/15/2023	2,000	1,985
CVS Health Corp., 4.00%, 12/05/2023	600	596
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.88%, 09/23/2023	796	786
Takeda Pharmaceutical Co. Ltd., (Japan), 4.40%, 11/26/2023	200	199

		17,189

Total Consumer Non-cyclical		39,352

Energy — 1.2%
Oil & Gas — 0.7%
Eni SpA, (Italy), Series X-R, 4.00%, 09/12/2023 (e)	1,200	1,190
Phillips 66, 0.90%, 02/15/2024	1,800	1,741
Woodside Finance Ltd., (Australia), Reg. S, 3.70%, 09/15/2026	1,000	958

		3,889

Pipelines — 0.5%
Enbridge, Inc., (Canada),
0.55%, 10/04/2023	220	214
2.15%, 02/16/2024	720	699
4.00%, 10/01/2023	1,750	1,739
Kinder Morgan, Inc., 5.63%, 11/15/2023 (e)	500	500

		3,152

Total Energy		7,041

Financial — 20.8%
Banks — 17.6%
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024	1,000	936
Banco Bilbao Vizcaya Argentaria SA, (Spain), 0.88%, 09/18/2023	1,800	1,759
Banco Santander SA, (Spain),
(CMT Index 1 Year + 0.45%), 0.70%, 06/30/2024 (aa)	400	394
3.85%, 04/12/2023	3,400	3,399

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.,
(United States SOFR + 1.46%), 1.49%, 05/19/2024 (aa)		600	597
(United States SOFR + 0.67%), 1.84%, 02/04/2025 (aa)		1,490	1,445
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		1,000	994
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		2,000	1,973
Bank of Montreal, (Canada), Series H, 4.25%, 09/14/2024		2,000	1,975
Bank of Nova Scotia (The), (Canada), Series FRN, (SOFR Compounded Index + 0.45%), 5.03%, 04/15/2024 (aa)		500	497
Barclays plc, (United Kingdom),
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 5.46%, 06/15/2023 (aa)	AUD	1,000	669
(ICE LIBOR USD 3 Month + 1.38%), 6.25%, 05/16/2024 (aa)		4,400	4,384
BNP Paribas SA, (France),
3.80%, 01/10/2024 (e)		600	589
Reg. S, 3.80%, 01/10/2024		200	197
(ICE LIBOR USD 3 Month + 2.24%), 4.71%, 01/10/2025 (e) (aa)		800	790
BPCE SA, (France), 4.00%, 04/15/2024		700	684
Canadian Imperial Bank of Commerce, (Canada),
0.45%, 06/22/2023		2,200	2,176
1.60%, 06/09/2023	AUD	1,200	798
Citigroup, Inc.,
(United States SOFR + 1.67%), 1.68%, 05/15/2024 (aa)		6,480	6,453
(BBSW ASX Australian 3 Month + 1.72%), 5.10%, 10/27/2023 (aa)	AUD	1,000	671
(United States SOFR + 1.37%), 6.13%, 05/24/2025 (aa)		2,000	2,001
Credit Suisse AG, (Switzerland),
0.52%, 08/09/2023		1,100	1,069
1.00%, 05/05/2023		900	891
(BBSW ASX Australian 3 Month + 1.15%), 4.70%, 05/26/2023 (aa)	AUD	2,500	1,665
Danske Bank A/S, (Denmark),
Reg. S, 5.38%, 01/12/2024		1,200	1,189
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 6.21%, 09/12/2023 (aa)		500	500
DNB Bank ASA, (Norway), (SOFR Compounded Index + 0.83%), 5.68%, 03/28/2025 (e) (aa)		1,295	1,288
Federation des Caisses Desjardins du Quebec, (Canada),
0.70%, 05/21/2024 (e)		1,000	949
2.05%, 02/10/2025 (e)		500	470
(United States SOFR + 0.43%), 5.18%, 05/21/2024 (e) (aa)		1,900	1,885
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 4.57%, 02/18/2025 (aa)	AUD	700	465
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.50%), 5.30%, 09/10/2024 (aa)		2,500	2,488
(United States SOFR + 1.39%), 6.21%, 03/15/2024 (aa)		800	802
HSBC Holdings plc, (United Kingdom),
3.60%, 05/25/2023		1,500	1,492
(United States SOFR + 0.58%), 5.32%, 11/22/2024 (aa)		620	607
(ICE LIBOR USD 3 Month + 1.00%), 5.92%, 05/18/2024 (aa)		3,500	3,473
(ICE LIBOR USD 3 Month + 1.23%), 6.38%, 03/11/2025 (aa)		1,000	1,000
HSBC USA, Inc., 5.63%, 03/17/2025		1,500	1,504

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
KeyBank NA, (SOFR Compounded Index + 0.32%), 0.43%, 06/14/2024 (aa)		375	363
Lloyds Banking Group plc, (United Kingdom), 4.05%, 08/16/2023		1,400	1,390
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.86%), 5.68%, 07/26/2023 (aa)		2,300	2,299
(United States SOFR + 1.65%), 6.24%, 07/18/2025 (aa)		1,300	1,300
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.63%), 5.59%, 05/25/2024 (aa)		5,000	4,976
Morgan Stanley,
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,400	1,307
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/2024 (aa)		2,500	2,495
(United States SOFR + 0.46%), 5.11%, 01/25/2024 (aa)		7,200	7,178
(ICE LIBOR USD 3 Month + 1.22%), 6.06%, 05/08/2024 (aa)		400	400
NatWest Group plc, (United Kingdom),
(CMT Index 1 Year + 2.15%), 2.36%, 05/22/2024 (aa)		800	796
(ICE LIBOR USD 3 Month + 1.55%), 6.68%, 06/25/2024 (aa)		1,750	1,748
NatWest Markets plc, (United Kingdom), 3.48%, 03/22/2025 (e)		825	788
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 5.89%, 08/30/2023 (e) (aa)		200	200
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 3.76%, 08/12/2024 (aa)	AUD	1,000	665
(BBSW ASX Australian 3 Month + 0.35%), 4.04%, 03/18/2024 (f) (aa)	AUD	1,000	667
Royal Bank of Canada, (Canada), 5.66%, 10/25/2024		980	988
Societe Generale SA, (France),
2.63%, 01/22/2025 (e)		800	749
3.88%, 03/28/2024 (e)		700	683
4.25%, 09/14/2023 (e)		300	296
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,600	1,567
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 4.60%, 10/16/2024 (aa)	AUD	2,300	1,534
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		200	188
Toronto-Dominion Bank (The), (Canada),
4.29%, 09/13/2024		2,000	1,976
(United States SOFR + 0.45%), 5.30%, 09/28/2023 (aa)		1,700	1,699
UBS AG, (Switzerland),
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 4.25%, 07/30/2025 (aa)	AUD	2,100	1,396
(United States SOFR + 0.36%), 5.07%, 02/09/2024 (e) (aa)		1,000	995
(United States SOFR + 0.45%), 5.16%, 08/09/2024 (e) (aa)		1,615	1,604
Wells Fargo & Co.,
(United States SOFR + 1.60%), 1.65%, 06/02/2024 (aa)		3,000	2,981
2.51%, 10/27/2023 (f)	CAD	2,500	1,820

			100,166

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023	1,100	1,089
Aircastle Ltd., (Bermuda), 5.00%, 04/01/2023	500	500
American Express Co.,
3.38%, 05/03/2024	970	951
3.40%, 02/22/2024	2,000	1,969
(United States SOFR + 0.93%), 5.72%, 03/04/2025 (aa)	1,120	1,113
Aviation Capital Group LLC, 3.88%, 05/01/2023 (e)	3,000	2,988
Capital One Financial Corp., 2.60%, 05/11/2023	3,500	3,486
Mitsubishi HC Capital, Inc., (Japan), 3.96%, 09/19/2023 (e)	550	546
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	1,900	1,738
ORIX Corp., (Japan), 3.25%, 12/04/2024	400	386
Synchrony Financial, 4.38%, 03/19/2024	2,750	2,647

		17,413

Insurance — 0.1%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	713	703

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom), 0.55%, 01/22/2024 (e)	400	385

Total Financial		118,667

Industrial — 4.1%
Aerospace/Defense — 0.7%
Boeing Co. (The),
1.43%, 02/04/2024	1,200	1,159
4.51%, 05/01/2023	1,000	1,000
Northrop Grumman Corp., 2.93%, 01/15/2025	2,000	1,936

		4,095

Building Materials — 0.1%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023	695	685

Machinery - Construction & Mining — 0.4%
Caterpillar Financial Services Corp., (United States SOFR + 0.45%), 5.17%, 11/13/2023 (aa)	835	835
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023	1,200	1,177

		2,012

Machinery - Diversified — 0.8%
CNH Industrial Capital LLC, 1.95%, 07/02/2023	700	693
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023	1,000	995
John Deere Capital Corp., 5.15%, 03/03/2025	2,600	2,631
Rockwell Automation, Inc., 0.35%, 08/15/2023	480	472

		4,791

Miscellaneous Manufacturers — 0.9%
Parker-Hannifin Corp., 3.65%, 06/15/2024	5,100	5,017

Transportation — 0.7%
Canadian Pacific Railway Co., (Canada), 1.35%, 12/02/2024	2,140	2,016
Ryder System, Inc., 3.88%, 12/01/2023	2,000	1,973

		3,989

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.90%, 02/01/2024 (e)		2,000	1,969
SMBC Aviation Capital Finance DAC, (Ireland), Reg. S, 4.13%, 07/15/2023		1,000	993

			2,962

Total Industrial			23,551

Technology — 5.2%
Computers — 0.1%
Dell International LLC / EMC Corp., 5.45%, 06/15/2023		600	600

Semiconductors — 2.0%
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.63%, 01/15/2024		7,000	6,897
NXP BV / NXP Funding LLC, (Multinational), 4.88%, 03/01/2024		3,000	2,978
SK Hynix, Inc., (South Korea),
1.00%, 01/19/2024 (e)		400	385
Reg. S, 1.00%, 01/19/2024		1,000	964

			11,224

Software — 3.1%
Fidelity National Information Services, Inc., 0.60%, 03/01/2024		1,115	1,066
Fiserv, Inc.,
2.75%, 07/01/2024		1,500	1,455
3.80%, 10/01/2023		3,415	3,384
Oracle Corp.,
2.40%, 09/15/2023		3,500	3,455
2.95%, 11/15/2024		1,000	971
3.40%, 07/08/2024		1,625	1,591
VMware, Inc.,
0.60%, 08/15/2023		4,800	4,710
1.00%, 08/15/2024		1,500	1,415

			18,047

Total Technology			29,871

Utilities — 3.2%
Electric — 3.2%
Ausgrid Finance Pty Ltd., (Australia),
3.85%, 05/01/2023 (e)		700	699
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 4.60%, 10/30/2024 (aa)	AUD	1,500	1,002
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 5.40%, 09/15/2023 (aa)		1,800	1,793
Enel Finance International NV, (Netherlands),
2.65%, 09/10/2024 (e)		1,500	1,447
4.25%, 06/15/2025 (e)		300	294
Israel Electric Corp. Ltd., (Israel),
6.88%, 06/21/2023 (e)		500	501
Series 6, Reg. S, 5.00%, 11/12/2024 (e)		800	790
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024		1,740	1,670

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Electric — continued
NextEra Energy Capital Holdings, Inc.,
2.94%, 03/21/2024	4,000	3,903
4.26%, 09/01/2024	1,175	1,163
Pacific Gas and Electric Co.,
3.25%, 06/15/2023	100	100
3.40%, 08/15/2024	100	97
3.75%, 02/15/2024	100	98
3.85%, 11/15/2023	100	99
4.25%, 08/01/2023	800	795
Southern California Edison Co., 0.70%, 04/03/2023	2,200	2,200
Southern Co. (The), Series 2021, (SOFR Compounded Index + 0.37%), 5.09%, 05/10/2023 (aa)	1,300	1,298

Total Utilities		17,949

Total Corporate Bonds (Cost $301,589)		297,529

Foreign Government Securities — 0.7%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026	500	503
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,100	2,789
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 5.67%, 07/16/2023 (aa)	800	801

Total Foreign Government Securities (Cost $4,400)		4,093

Municipal Bonds — 0.5% (t)
California — 0.1%
Municipal Improvement Corp. of Los Angeles, Series A, Rev., 0.42%, 11/01/2023	590	574

Maryland — 0.1%
State of Maryland Department of Transportation, Series A, Rev., 0.36%, 08/01/2023	450	443

North Carolina — 0.1%
University of North Carolina at Charlotte (The), Rev., 0.41%, 04/01/2023	350	350

Pennsylvania — 0.2%
Philadelphia Authority for Industrial Development, Rev., 0.94%, 04/15/2024	1,555	1,490

Total Municipal Bonds (Cost $2,945)		2,857

U.S. Government Agency Securities — 6.7%
FHLBs,
0.38%, 05/17/2024	1,500	1,428
0.46%, 09/10/2024	2,500	2,358
1.04%, 06/14/2024	2,000	1,914
1.11%, 07/27/2026	567	515
3.63%, 02/28/2024	1,000	988
5.17%, 03/08/2024	2,000	1,997

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Government Agency Securities — continued
5.48%, 02/26/2025	1,700	1,696
5.50%, 04/01/2024	3,000	3,014
5.51%, 04/01/2024	2,000	2,005
5.55%, 04/05/2024	2,000	2,005
5.71%, 03/14/2025	1,700	1,702
0.40%, 05/24/2024	1,360	1,295
FHLMC,
4.05%, 08/28/2025	2,500	2,470
5.05%, 01/28/2025	1,000	996
5.08%, 10/25/2024	1,000	1,000
5.36%, 11/22/2024	1,700	1,697
5.65%, 03/07/2025	3,400	3,403
5.68%, 04/03/2025 (w)	1,700	1,702
5.73%, 04/03/2025 (w)	1,700	1,703
5.82%, 03/20/2025	1,700	1,704
5.95%, 03/21/2025	1,700	1,704
FNMA, 4.00%, 02/28/2025	1,000	986

Total U.S. Government Agency Securities (Cost $38,346)		38,282

U.S. Treasury Obligations — 2.1%
U.S. Treasury Notes,
0.75%, 12/31/2023	4,000	3,882
1.50%, 02/29/2024	1,910	1,856
3.25%, 08/31/2024 (ii)	6,200	6,104

Total U.S. Treasury Obligations (Cost $11,880)		11,842

Short-Term Investments — 12.9%
Certificates of Deposit — 1.7%
Barclays Bank plc, (United Kingdom), 4.06%, 07/13/2023 (n)	2,000	1,991
Citibank NA, 0.00%, 09/21/2023 (n)	2,000	1,996
Natixis Bank SA,
3.10%, 06/09/2023 (n)	3,000	2,988
4.06%, 08/18/2023 (n)	2,000	1,990
Svenska Handelsbanken, 4.06%, 08/16/2023 (n)	1,000	994

Total Certificates of Deposit		9,959

Commercial Papers — 1.9%
American Electric Power Co., Inc., 5.02%, 04/11/2023 (e) (n)	2,200	2,197
AT&T, Inc., 5.93%, 02/21/2024 (e) (n)	2,000	1,897
BAT International Finance plc, 6.09%, 06/30/2023 (e) (n)	1,500	1,479
Bayer Corp., 609.61%, 07/10/2023 (e) (n)	1,500	1,476
Enel Finance America LLC, 5.53%, 09/01/2023 (e) (n)	1,500	1,459
HSBC USA, Inc., 4.50%, 08/23/2023 (e) (n)	500	490
NextEra Energy Capital Holdings, Inc.,
5.64%, 05/08/2023 (e) (n)	900	895
5.64%, 05/09/2023 (e) (n)	900	894

Total Commercial Papers		10,787

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Corporate Bond — 0.5%
Bank of Nova Scotia (The), 0.00%, 05/16/2023	CAD	3,900		2,868
Foreign Government Securities — 4.4%
Canadian Treasury Bill, (Canada), Zero Coupon, 04/27/2023	CAD	16,500		12,171
France Treasury Bill BTF, (France), Reg. S, Zero Coupon, 06/28/2023	EUR	5,000		5,387
Japan Treasury Discount Bill, (Japan), Series 1112, Zero Coupon, 04/10/2023	JPY	1,000,000		7,531

Total Foreign Government Securities				25,089

Municipal Bond — 0.1% (t)
State of Connecticut, Taxable, Series A, GO, 4.25%, 06/15/2023		380		379

Repurchase Agreement — 0.6%
BNP Paribas Securities Corp., 4.92%, dated 03/31/2023 due 04/03/2023, repurchase price $3,501 collateralized by U.S. Treasury Security, 1.03%, due 07/15/2030, with a value of $3,568		3,500		3,500

Time Deposits — 3.6%
Australia & New Zealand Banking Group Ltd., 2.20%, 04/03/2023	AUD	—	(h)	—	(h)
BNP Paribas SA, 3.32%, 04/03/2023	CAD	68		51
Brown Brothers Harriman & Co.,
3.40%, 04/03/2023	NZD	—	(h)	—	(h)
Citibank NA,
1.91%, 04/03/2023	EUR	98		106
4.18%, 04/03/2023		152		152
Skandinaviska Enskilda Banken, 3.15%, 04/03/2023	GBP	13		16
Sumitomo Mitsui Banking Corp., 4.18%, 04/03/2023		143		143
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 04/03/2023		19,963		19,963

Total Time Deposits				20,431

U.S. Treasury Obligation — 0.1%
U.S. Treasury Bill, Zero Coupon, 04/06/2023		521		521

Total Short-Term Investments (Cost $73,066)				73,534

Total Investments — 102.0% (Cost - $589,575)*				581,929
Liabilities in Excess of Other Assets — (2.0)%				(11,578)

NET ASSETS — 100.0%				$570,351

Percentages indicated are based on net assets.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SOFR 3 Month	208	12/2023	USD	49,063	542
Short Contracts
U.S. Treasury 2 Year Note	(113)	06/2023	USD	(23,057)	(272)
U.S. Treasury 5 Year Note	(130)	06/2023	USD	(13,942)	(294)
U.S. Treasury Ultra Bond	(1)	06/2023	USD	(137)	(5)
U.S. Ultra Treasury 10 Year Note	(5)	06/2023	USD	(590)	(15)

					(586)

Total unrealized appreciation (depreciation)					(44)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD	288	USD	209	Bank of America, NA	04/04/2023	4
CAD	2,060	USD	1,522	Bank of America, NA	04/04/2023	3
GBP	152	USD	185	Barclays Bank plc	04/04/2023	2
USD	2,745	GBP	2,222	Barclays Bank plc	05/02/2023	2
USD	823	AUD	1,190	Bank of America, NA	05/16/2023	26
USD	12,427	AUD	17,947	Bank of America, NA	05/16/2023	411

Total unrealized appreciation						448

USD	3,027	CAD	4,118	Morgan Stanley & Co.	04/04/2023	(20)
USD	2,845	GBP	2,374	Bank of America, NA	04/04/2023	(83)
GBP	2,222	USD	2,743	Barclays Bank plc	04/04/2023	(2)
USD	7,366	JPY	1,000,000	UBS AG London	04/10/2023	(172)
USD	11,962	CAD	16,500	BNP Paribas	04/27/2023	(251)
USD	1,522	CAD	2,059	Bank of America, NA	05/02/2023	(2)
AUD	371	USD	249	Bank of America, NA	05/16/2023	(–	)(h)
AUD	2,425	USD	1,684	Morgan Stanley & Co.	05/16/2023	(61)
USD	2,875	CAD	3,900	Bank of America, NA	05/16/2023	(12)
USD	440	EUR	410	BNP Paribas	06/21/2023	(7)
USD	1,586	EUR	1,489	Goldman Sachs International	06/21/2023	(36)
USD	3,180	EUR	2,944	UBS AG London	06/21/2023	(27)
USD	3,176	EUR	2,944	UBS AG London	06/21/2023	(32)
USD	422	GBP	345	BNP Paribas	06/21/2023	(4)
USD	1,096	GBP	890	BNP Paribas	06/21/2023	(4)
USD	4,364	GBP	3,617	Citibank, NA	06/21/2023	(105)
USD	5,393	EUR	5,000	Goldman Sachs International	06/28/2023	(56)

Total unrealized depreciation						(874)

Net unrealized appreciation (depreciation)						(426)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of March 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.40-V1	1.00%	quarterly	06/20/2028	0.76%	USD	11,300	(104)	(28)	(132)

Total							(104)	(28)	(132)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023
ASX	—	Australian Stock Exchange
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2023.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of March 31, 2023.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(ii)	—	Approximately $14 of this investment is restricted as collateral for forwards to Morgan Stanley & Co. International plc.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 5.9%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,171
BMW Canada Auto Trust, (Canada), Series 2022-1A, Class A1, 3.65%, 12/20/2024 (e)	CAD	521	383
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, 02/25/2025		1,000	999
Capital One Multi-Asset Execution Trust,
Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.58%), 5.26%, 07/15/2027 (aa)		1,000	1,000
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	488
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2B, (United States 30 Day Average SOFR + 0.65%), 5.21%, 09/15/2025 (aa)		1,814	1,813
Carmax Auto Owner Trust,
Series 2022-4, Class A2A, 5.34%, 12/15/2025		700	699
Series 2022-4, Class A2B, (United States 30 Day Average SOFR + 0.90%), 5.46%, 12/15/2025 (aa)		1,300	1,302
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 6.20%, 10/25/2037 (e) (aa)		82	82
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.62%), 5.37%, 04/22/2026 (aa)		1,000	1,001
Series 2017-A6, Class A6, (ICE LIBOR USD 1 Month + 0.77%), 5.57%, 05/14/2029 (aa)		2,000	1,990
Series 2018-A5, Class A5, (ICE LIBOR USD 1 Month + 0.61%), 5.32%, 08/07/2027 (aa)		1,000	1,000
Dell Equipment Finance Trust, Series 2021-2, Class A3, 0.53%, 12/22/2026 (e)		500	485
Discover Card Execution Note Trust, Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.60%), 5.28%, 12/15/2026 (aa)		1,000	1,000
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		867	755
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 01/20/2028 (e)		850	829
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)		889	806
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	472	341
Ford Credit Auto Owner Trust, Series 2023-A, Class A1, 5.03%, 04/15/2024		2,000	2,000
Ford Credit Floorplan Master Owner Trust A, Series 2020-1, Class A1, 0.70%, 09/15/2025		1,700	1,664
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A2, 2.93%, 10/21/2024		592	585
Series 2022-3, Class A2A, 4.01%, 10/21/2024		832	827
Series 2023-1, Class A2A, 5.27%, 06/20/2025		1,300	1,299

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.16%, 09/16/2025 (aa)		1,732	1,731
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)		100	98
Hyundai Auto Lease Securitization Trust,
Series 2021-C, Class A3, 0.38%, 09/16/2024 (e)		2,000	1,962
Series 2023-A, Class A2A, 5.20%, 04/15/2025 (e)		900	898
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	598
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		900	854
Navient Private Education Loan Trust, Series 2018-BX, Class A2B, Reg. S, (ICE LIBOR USD 1 Month + 0.72%), 5.40%, 12/15/2059 (aa)		927	915
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 5.75%, 06/27/2067 (e) (aa)		876	862
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		200	197
Oscar US Funding XIII LLC, (Japan), Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)		150	150
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 5.64%, 07/25/2035 (aa)		682	670
Pawnee Equipment Receivables Series LLC,
Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		702	674
Series 2022-1, Class A2, 4.84%, 02/15/2028 (e)		816	811
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		765	707
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		438	412
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		243	227
Santander Drive Auto Receivables Trust, Series 2022-2, Class A2, 2.12%, 10/15/2026		4	4
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 5.42%, 10/25/2029 (e) (aa)		691	684
SMB Private Education Loan Trust,
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		342	329
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		487	436
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 5.46%, 11/20/2061 (e) (aa)		186	182
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,800	1,671
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2A, 3.83%, 08/15/2025		1,481	1,467
World Omni Auto Receivables Trust, Series 2023-A, Class A2A, 5.18%, 07/15/2026		1,000	1,001

Total Asset-Backed Securities (Cost $40,819)			40,059

Collateralized Mortgage Obligations — 2.4%
Avon Finance No. 2 plc, (United Kingdom), Series 2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.07%, 09/20/2048 (aa)	GBP	126	155
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 5.57%, 11/16/2066 (e) (aa)		27	27
Canterbury Finance No 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Interest Rate Benchmark + 1.35%), 5.43%, 05/16/2056 (aa)	GBP	185	228

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 4.99%, 08/20/2045 (aa)	GBP	438	535
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		309	286
Finsbury Square plc, (United Kingdom), Series 2020-2A, Class A, (SONIA Interest Rate Benchmark + 1.30%), 5.46%, 06/16/2070 (e) (aa)	GBP	193	238
FNMA REMICS,
Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 3.79%, 05/25/2050 (aa)		1,675	1,679
Series 2022-8, Class D, 2.00%, 08/25/2038		1,504	1,371
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		613	596
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 5.22%, 12/20/2064 (aa)		1,130	1,113
Series 2017-121, Class PE, 3.00%, 07/20/2046		189	181
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 4.92%, 08/20/2065 (aa)		1,133	1,126
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 5.08%, 05/20/2044 (aa)		425	406
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.06%, 06/20/2071 (aa)		1,469	1,507
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		928	831
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.91%, 01/20/2072 (aa)		782	756
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.46%, 01/20/2073 (aa)		406	406
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		254	231
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,292	1,188
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		424	371
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		113	105
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		268	246
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		592	530
Silverstone Master Issuer plc, (United Kingdom), Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 4.97%, 01/21/2070 (e) (aa)		700	697
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		239	224
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		310	276
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 4.79%, 07/20/2060 (e) (aa)	GBP	137	168
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 1.35%), 5.24%, 07/20/2045 (e) (aa)	GBP	559	685
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 5.85%, 05/25/2058 (e) (aa)		292	288

Total Collateralized Mortgage Obligations (Cost $17,344)			16,450

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — 1.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (ICE LIBOR USD 1 Month + 0.88%), 5.60%, 09/15/2034 (e) (aa)		500	485
AREIT Trust, Series 2019-CRE3, Class A, (CME Term SOFR 1 Month + 1.38%), 6.04%, 09/14/2036 (e) (aa)		21	20
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 5.79%, 11/17/2038 (e) (aa)		428	416
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 5.81%, 01/16/2037 (e) (aa)		843	817
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.00%), 5.69%, 06/15/2035 (e) (aa)		500	484
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 5.73%, 04/15/2036 (e) (aa)		400	393
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 6.83%, 08/19/2038 (e) (aa)		900	899
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 5.93%, 09/15/2036 (e) (aa)		500	486
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		607	584
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 5.86%, 10/15/2036 (e) (aa)		900	863
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 5.90%, 12/15/2034 (e) (aa)		900	850
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046		28	28
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 5.68%, 05/15/2036 (e) (aa)		700	673
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 6.65%, 03/15/2035 (e) (aa)		782	756
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 5.33%, 11/17/2030 (e) (aa)	GBP	800	953
SREIT Trust, Series 2021-IND, Class A, (ICE LIBOR USD 1 Month + 0.70%), 5.38%, 10/15/2038 (e) (aa)		100	96
VMC Finance LLC, Series 2021-FL4, Class A, (ICE LIBOR USD 1 Month + 1.10%), 5.86%, 06/16/2036 (e) (aa)		297	289

Total Commercial Mortgage-Backed Securities (Cost $9,477)			9,092

Corporate Bonds — 13.7%
Communications — 1.0%
Internet — 0.0% (g)
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023		200	199

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 02/01/2024		300	297
(ICE LIBOR USD 3 Month + 1.65%), 6.46%, 02/01/2024 (aa)		1,700	1,706

			2,003

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — 0.7%
AT&T, Inc.,
Reg. S, 3.45%, 09/19/2023	AUD	800	533
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 4.94%, 09/19/2023 (aa)	AUD	800	536
(ICE LIBOR USD 3 Month + 1.18%), 6.33%, 06/12/2024 (aa)		800	803
British Telecommunications plc, (United Kingdom), 4.50%, 12/04/2023		400	397
SES SA, (Luxembourg), 3.60%, 04/04/2023 (e)		1,400	1,400
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 1.10%), 5.96%, 05/15/2025 (aa)		900	902

			4,571

Total Communications			6,773

Consumer Cyclical — 1.0%
Auto Manufacturers — 0.9%
General Motors Financial Co., Inc., 3.70%, 05/09/2023		1,200	1,198
Hyundai Capital America,
0.80%, 04/03/2023 (e)		1,200	1,200
Reg. S, 0.80%, 04/03/2023		250	250
0.80%, 01/08/2024 (e)		1,200	1,156
Reg. S, 1.25%, 09/18/2023		100	98
Reg. S, 4.13%, 06/08/2023		400	399
Stellantis NV, (Netherlands), 5.25%, 04/15/2023		1,700	1,699
Volkswagen Financial Services Australia Pty Ltd., (Australia), Reg. S, 3.10%, 04/17/2023	AUD	700	468

			6,468

Retail — 0.1%
McDonald’s Corp., Reg. S, (BBSW ASX Australian 3 Month + 1.13%), 4.76%, 03/08/2024 (aa)	AUD	600	402

Total Consumer Cyclical			6,870
Consumer Non-cyclical — 1.1%
Beverages — 0.0% (g)
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	373

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 5.71%, 12/16/2024 (aa)	AUD	1,000	675

Healthcare - Products — 0.2%
Baxter International, Inc., (SOFR Compounded Index + 0.26%), 5.04%, 12/01/2023 (aa)		500	497
Thermo Fisher Scientific, Inc., (SOFR Compounded Index + 0.39%), 4.98%, 10/18/2023 (aa)		770	768

			1,265

Healthcare - Services — 0.3%
HCA, Inc., 5.00%, 03/15/2024		2,000	1,988

Pharmaceuticals — 0.5%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 5.88%, 12/15/2023 (e) (aa)		3,500	3,496

Total Consumer Non-cyclical			7,797

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Energy — 0.5%
Oil & Gas — 0.3%
Eni SpA, (Italy), Series X-R, 4.00%, 09/12/2023 (e)		1,000	992
Woodside Finance Ltd., (Australia), Reg. S, 3.70%, 09/15/2026		1,000	958

			1,950

Pipelines — 0.2%
Kinder Morgan, Inc., 5.63%, 11/15/2023 (e)		1,500	1,499

Total Energy			3,449

Financial — 6.8%
Banks — 6.1%
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024		1,100	1,029
Banco Bilbao Vizcaya Argentaria SA, (Spain), 0.88%, 09/18/2023		1,800	1,759
Bank of America Corp.,
(United States SOFR + 1.46%), 1.49%, 05/19/2024 (aa)		880	875
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		500	497
Bank of Nova Scotia (The), (Canada), Series FRN, (SOFR Compounded Index + 0.45%), 5.03%, 04/15/2024 (aa)		500	497
Barclays plc, (United Kingdom),
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 5.46%, 06/15/2023 (aa)	AUD	750	502
(ICE LIBOR USD 3 Month + 1.38%), 6.25%, 05/16/2024 (aa)		1,300	1,295
BNP Paribas SA, (France),
Reg. S, 3.80%, 01/10/2024		200	196
(ICE LIBOR USD 3 Month + 2.24%), 4.71%, 01/10/2025 (e) (aa)		1,900	1,877
Canadian Imperial Bank of Commerce, (Canada), 1.60%, 06/09/2023	AUD	1,500	998
Citigroup, Inc., (BBSW ASX Australian 3 Month + 1.72%), 5.10%, 10/27/2023 (aa)	AUD	1,000	671
Credit Suisse AG, (Switzerland), (BBSW ASX Australian 3 Month + 1.15%), 4.70%, 05/26/2023 (aa)	AUD	2,500	1,665
Danske Bank A/S, (Denmark),
Reg. S, 5.38%, 01/12/2024		1,100	1,090
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 6.21%, 09/12/2023 (aa)		600	600
Federation des Caisses Desjardins du Quebec, (Canada),
0.70%, 05/21/2024 (e)		1,100	1,044
2.05%, 02/10/2025 (e)		500	470
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 4.57%, 02/18/2025 (aa)	AUD	700	465
Goldman Sachs Group, Inc. (The),
Reg. S, (BBSW ASX Australian 3 Month + 1.55%), 4.90%, 05/02/2024 (aa)	AUD	500	335
(ICE LIBOR USD 3 Month + 1.60%), 6.55%, 11/29/2023 (aa)		1,400	1,405
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 5.92%, 05/18/2024 (aa)		800	794
(ICE LIBOR USD 3 Month + 1.23%), 6.38%, 03/11/2025 (aa)		1,000	1,000
Lloyds Banking Group plc, (United Kingdom), 4.05%, 08/16/2023		1,390	1,380
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.86%), 5.68%, 07/26/2023 (aa)		2,500	2,499

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.63%), 5.59%, 05/25/2024 (aa)		3,400	3,384
Morgan Stanley, (United States SOFR + 0.46%), 5.11%, 01/25/2024 (aa)		2,000	1,994
NatWest Group plc, (United Kingdom),
(CMT Index 1 Year + 2.15%), 2.36%, 05/22/2024 (aa)		1,300	1,293
(ICE LIBOR USD 3 Month + 1.55%), 6.68%, 06/25/2024 (aa)		700	699
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 5.89%, 08/30/2023 (e) (aa)		200	200
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 3.76%, 08/12/2024 (aa)	AUD	1,000	665
(BBSW ASX Australian 3 Month + 0.35%), 4.04%, 03/18/2024 (f) (aa)	AUD	500	334
Societe Generale SA, (France),
2.63%, 01/22/2025 (e)		800	749
3.88%, 03/28/2024 (e)		500	488
4.25%, 09/14/2023 (e)		500	494
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,700	1,665
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 4.60%, 10/16/2024 (aa)	AUD	2,400	1,601
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		400	376
Toronto-Dominion Bank (The), (Canada), (United States SOFR + 0.45%), 5.30%, 09/28/2023 (aa)		2,000	1,998
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 4.25%, 07/30/2025 (aa)	AUD	2,200	1,462
Wells Fargo & Co., (United States SOFR + 1.32%), 5.96%, 04/25/2026 (aa)		1,200	1,201

			41,546

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023		1,100	1,090
Aviation Capital Group LLC, 3.88%, 05/01/2023 (e)		600	598
Mitsubishi HC Capital, Inc., (Japan), 3.56%, 02/28/2024 (e)		350	343
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		2,300	2,103
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	386

			4,520

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom), 0.55%, 01/22/2024 (e)		400	385

Total Financial			46,451

Industrial — 1.0%
Aerospace/Defense — 0.4%
Boeing Co. (The),
1.43%, 02/04/2024		1,000	966
4.51%, 05/01/2023		1,400	1,400

			2,366

Machinery - Construction & Mining — 0.1%
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023		1,000	981

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — 0.3%
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023	1,700	1,691

Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC, (Ireland), Reg. S, 4.13%, 07/15/2023	1,500	1,490

Total Industrial		6,528

Technology — 0.5%
Computers — 0.1%
Dell International LLC / EMC Corp., 5.45%, 06/15/2023	600	600

Semiconductors — 0.2%
SK Hynix, Inc., (South Korea),
1.00%, 01/19/2024 (e)	300	289
Reg. S, 1.00%, 01/19/2024	1,000	964

		1,253

Software — 0.2%
VMware, Inc., 0.60%, 08/15/2023	1,300	1,275

Total Technology		3,128

Utilities — 1.8%
Electric — 1.8%
American Electric Power Co., Inc., Series A, (ICE LIBOR USD 3 Month + 0.48%), 5.29%, 11/01/2023 (aa)	1,300	1,294
Ausgrid Finance Pty Ltd., (Australia), 3.85%, 05/01/2023 (e)	700	699
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 5.40%, 09/15/2023 (aa)	800	797
Enel Finance International NV, (Netherlands),
2.65%, 09/10/2024 (e)	1,800	1,737
4.25%, 06/15/2025 (e)	300	293
Israel Electric Corp. Ltd., (Israel),
6.88%, 06/21/2023 (e)	500	500
Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	297
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024	1,800	1,728
Pacific Gas and Electric Co.,
1.70%, 11/15/2023	200	195
3.25%, 06/15/2023	200	199
3.75%, 02/15/2024	100	98
3.85%, 11/15/2023	400	394
4.25%, 08/01/2023	800	796
Southern California Edison Co., (SOFR Compounded Index + 0.64%), 5.14%, 04/03/2023 (aa)	1,700	1,700
Southern Co. (The), Series 2021, (SOFR Compounded Index + 0.37%), 5.09%, 05/10/2023 (aa)	1,400	1,398

Total Utilities		12,125

Total Corporate Bonds (Cost $95,228)		93,121

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — 0.7%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026	800	805
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,400	3,059
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 5.67%, 07/16/2023 (aa)	500	500

Total Foreign Government Securities (Cost $4,699)		4,364

Municipal Bonds — 68.3% (t)
Alaska — 0.5%
Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 3.90%, 04/07/2023 (z)	2,400	2,400
Alaska Municipal Bond Bank Authority, Series 4, Rev., AMT, 5.00%, 12/01/2024	1,215	1,251

		3,651

Arizona — 1.9%
Arizona State University, Series A, Rev., VRDO, 4.00%, 04/07/2023 (z)	13,295	13,295

California — 4.4%
City of Los Angeles Department of Airports, Green Bonds Subordinated, Rev., AMT, 5.00%, 05/15/2025 (w)	750	780
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project, Rev., AMT, 5.00%, 05/15/2025	2,475	2,577
San Francisco City & County Airport Commission International Airport, Revenue Refunding, Second Series, Series A, Rev., AMT, 5.00%, 05/01/2025	3,000	3,107
San Francisco City & County Airport Comm-San Francisco International Airport, Series B, Rev., VRDO, LOC: Barclays Bank plc, 3.50%, 04/07/2023 (z)	19,265	19,265
State of California, Series C3, GO, VRDO, LOC: U.S. Bank NA, 3.30%, 04/07/2023 (z)	1,445	1,445
West Valley-Mission Community College District, GO, 5.00%, 08/01/2024	3,000	3,097

		30,271

Connecticut — 3.1%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 3.88%, 04/07/2023 (z)	5,680	5,680
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issuer, Rev., 4.00%, 07/01/2023	550	551
Connecticut State Health & Educational Facilities Authority, Yale University,
Series A, Rev., VRDO, 3.50%, 04/01/2023 (z)	10,000	10,000
Series V1, Rev., VRDO, 3.50%, 04/01/2023 (z)	3,500	3,500
State of Connecticut Special Tax Revenue, Series A, Rev., 4.00%, 05/01/2023	1,530	1,531

		21,262

District of Columbia — 1.5%
District of Columbia, Rev., VRDO, LOC: Wells Fargo Bank NA, 3.95%, 04/07/2023 (z)	2,325	2,325
District of Columbia, Georgetown University, Series B2, Rev., VRDO, LOC: Bank of America NA, 3.85%, 04/07/2023 (z)	3,495	3,495
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 3.85%, 04/07/2023 (z)	1,915	1,915

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Aviation Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2025	1,665	1,745
Series B, Rev., 5.00%, 10/01/2025	1,030	1,093

		10,573

Florida — 5.6%
Central Florida Expressway Authority, Senior Lien, Rev., AGM, 5.00%, 07/01/2023	1,000	1,006
County of Miami-Dade Seaport Department, Senior Bonds, Series A, Rev., AMT, 5.00%, 10/01/2025	1,500	1,569
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 3.95%, 04/07/2023 (z)	3,215	3,215
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.97%, 04/07/2023 (z)	2,800	2,800
JEA Water & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2024	3,750	3,838
Series B1, Rev., VRDO, 4.02%, 04/07/2023 (z)	8,385	8,385
Orange County Health Facilities Authority, Nemours Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 3.78%, 04/07/2023 (z)	15,545	15,545
State of Florida Lottery Revenue, Lottery, Series A, Rev., 5.00%, 07/01/2025	2,000	2,109

		38,467

Georgia — 0.3%
City of Atlanta, Department of Aviation, Series C, Rev., AMT, 5.00%, 07/01/2024	615	629
Main Street Natural Gas, Inc., Series A, Rev., 5.00%, 06/01/2025	700	714
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Rev., AGM, 5.00%, 07/01/2025	550	578

		1,921

Idaho — 0.7%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 3.80%, 04/01/2023 (z)	4,500	4,500

Illinois — 2.4%
County of Cook,
Series A, GO, 5.00%, 11/15/2023	2,250	2,277
Series A, GO, 5.00%, 11/15/2024	5,000	5,162
Illinois Finance Authority, The Catherine Cook School Project, Rev., VRDO, LOC: Northern Trust Co., 4.10%, 04/07/2023 (z)	1,770	1,770
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 06/01/2024	1,005	1,028
Sales Tax Securitization Corp., Rev., 5.00%, 01/01/2025	3,250	3,374
Sales Tax Securitization Corp., Second Lien, Series A, Rev., 5.00%, 01/01/2024	2,700	2,743

		16,354

Indiana — 0.8%
Indiana Finance Authority, Sisters St Francis I, Rev., VRDO, LOC: Barclays Bank plc, 3.75%, 04/01/2023 (z)	4,000	4,000
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 3.80%, 04/01/2023 (z)	1,300	1,300

		5,300

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kansas — 0.3%
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 5.00%, 10/01/2025	1,935	2,054

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, Series A, Rev., AGM, 5.00%, 07/01/2023	550	553

Maryland — 1.1%
Washington Suburban Sanitary Commission, Series A, Rev., CNTY GTD, BAN, VRDO, 3.98%, 04/07/2023 (z)	7,700	7,700

Massachusetts — 1.8%
Commonwealth of Massachusetts,
Series A, GO, 5.00%, 01/01/2025	2,000	2,086
Series B, GO, 5.00%, 07/01/2023	4,650	4,678
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 3.95%, 04/07/2023 (z)	5,700	5,700

		12,464

Michigan — 2.2%
University of Michigan, Series D1, Rev., VRDO, 3.70%, 04/01/2023 (z)	2,170	2,170
Wayne County Airport Authority, Rev., AMT, 4.00%, 12/01/2023 (e)	12,715	12,772

		14,942

Minnesota — 2.5%
City of Rochester, Mayo Clinic,
Series A, Rev., VRDO, 4.00%, 04/07/2023 (z)	13,000	13,000
Series B, Rev., VRDO, 4.00%, 04/07/2023 (z)	3,900	3,900

		16,900

Missouri — 1.4%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	965
City of St. Louis, Airport Revenue, Series A, Rev., AGM, 5.00%, 07/01/2024	2,000	2,053
Health & Educational Facilities Authority of the State of Missouri, SSM Healthcare,
Series A, Rev., 5.00%, 06/01/2024	2,380	2,436
Series F, Rev., VRDO, 3.75%, 04/01/2023 (z)	4,235	4,235

		9,689

New Hampshire — 0.4%
New Hampshire Health and Education Facilities Authority Act, Bishop Guertin High School, Rev., VRDO, LOC: TD Bank NA, 4.00%, 04/07/2023 (z)	1,965	1,965
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire, Series B, Rev., VRDO, 3.75%, 04/01/2023 (z)	1,000	1,000

		2,965

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — 1.9%
Jersey City Redevelopment Agency, Bayfront Redevelopment Project, Rev., 4.00%, 12/15/2024	5,350	5,469
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Rev., 5.00%, 07/01/2024	6,930	7,100
New Jersey Higher Education Student Assistance Authority, Series B, Rev., AMT, 5.00%, 12/01/2023	300	304

		12,873

New Mexico — 2.5%
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 5.00%, 09/01/2024	6,750	6,912
New Mexico Finance Authority, Subordinate, Series A, Rev., 5.00%, 06/15/2025	2,795	2,946
University of New Mexico (The), System Improvement, Rev., VRDO, 3.90%, 04/07/2023 (z)	7,045	7,045

		16,903

New York — 8.4%
City of New York, Fiscal 2018, Series B, GO, VRDO, 3.65%, 04/01/2023 (z)	12,000	12,000
City of New York, Fiscal 2021, Series C, GO, 5.00%, 08/01/2024	1,015	1,047
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 3.96%, 04/07/2023 (z)	1,090	1,090
City of New York, Fiscal Year 2018, Series B, GO, VRDO, 3.65%, 04/01/2023 (z)	5,000	5,000
Metropolitan Transportation Authority, Series A1, Rev., VRDO, LOC: TD Bank NA, 3.60%, 04/01/2023 (z)	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated, Series E1, Rev., 5.00%, 11/01/2025	7,000	7,457
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., VRDO, 3.75%, 04/01/2023 (z)	3,000	3,000
Rev., 5.00%, 11/01/2023	1,000	1,013
New York State Dormitory Authority,
Series A, Rev., AGM, 4.00%, 10/01/2023	1,150	1,157
Series B, Rev., 4.00%, 10/01/2023	2,805	2,822
New York State Dormitory Authority, School Districts Financing Program, Rev., 5.00%, 10/01/2023	1,245	1,259
New York State Dormitory Authority, St Johns University, Series A, Rev., 5.00%, 07/01/2023	500	503
New York State Dormitory Authority, Unrefunded General Purpose, Rev., 5.00%, 02/15/2026	6,590	7,068
New York State Urban Development Corp., Rev., 5.00%, 03/15/2024	1,630	1,669
Port Authority of New York & New Jersey, Series 207, Rev., AMT, 5.00%, 09/15/2024	3,000	3,078
Triborough Bridge & Tunnel Authority, Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 3.65%, 04/01/2023 (z)	1,430	1,430
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Rev., 5.00%, 11/15/2025	6,455	6,871

		57,464

North Carolina — 0.5%
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024 (p)	3,000	3,053

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — 4.2%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 4.00%, 04/07/2023 (z)	2,100	2,100
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 3.80%, 04/01/2023 (z)	5,000	5,000
Ohio State University (The), Series B2, Rev., VRDO, 3.80%, 04/07/2023 (z)	6,725	6,725
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 3.95%, 04/07/2023 (z)	14,000	14,000
State of Ohio, Mental Health Facilities Improvement, Series A, Rev., 5.00%, 02/01/2024	500	510

		28,335

Oklahoma — 0.6%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., AGM, 5.00%, 01/01/2026	3,500	3,729

Oregon — 1.0%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2024	1,100	1,126
Portland Community College District, GO, 5.00%, 06/15/2025	3,235	3,414
Washington & Multnomah Counties School District No. 48J Beaverton, Series B, GO, SCH BD GTY, 5.00%, 06/15/2024	2,000	2,057

		6,597

Pennsylvania — 0.4%
City of Philadelphia Water & Wastewater Revenue, Series C, Rev., 5.00%, 06/01/2025	1,355	1,421
Lancaster Higher Education Authority, Harrisburg Area Community, Rev., BAM, 5.00%, 10/01/2023	600	607
Pennsylvania Economic Development Financing Authority, Series A, Rev., 4.00%, 10/15/2023	700	704

		2,732

Texas — 10.9%
Austin Independent School District, GO, 5.00%, 08/01/2025	4,500	4,755
Board of Regents of the University of Texas System, Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co, 3.85%, 04/07/2023 (z)	23,400	23,400
City of Garland Electric Utility System Revenue, Series A, Rev., 5.00%, 03/01/2025	2,190	2,281
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 3.90%, 04/07/2023 (z)	16,000	16,000
City of Houston Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 3.90%, 04/07/2023 (aa)	5,000	5,000
City of Wichita Falls Water & Sewer System Revenue, Rev., 5.00%, 08/01/2024	1,540	1,589
Harris County Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2023	1,600	1,614
Cypress-Fairbanks Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	2,140	2,237
Fort Worth Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	1,150	1,202
Lower Colorado River Authority, LCRA Transmission Services Corp., Rev., 5.00%, 05/15/2023	1,200	1,203
Plano Independent School District, GO, 5.00%, 02/15/2025	3,600	3,764
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	1,375	1,420
State of Texas, Transportation Commission Highway, GO, 5.00%, 04/01/2025	3,000	3,142
Texas A&M University, Financing System, Series E, Rev., 5.00%, 05/15/2025	3,000	3,158
Texas Public Finance Authority, Rev., 5.00%, 02/01/2025	2,980	3,113

		73,878

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — 0.5%
Central Valley Water Reclamation Facility, Green Bond, Series C, Rev., 5.00%, 03/01/2024	500	511
City of Salt Lake City Public Utilities Revenue, Rev., 5.00%, 02/01/2025	1,550	1,619
University of Utah, Green Bonds, Series A, Rev., 5.00%, 08/01/2025	925	980

		3,110

Virginia — 3.2%
Albemarle County Economic Development Authority, Sentara Martha Jefferson, Rev., VRDO, 3.80%, 04/01/2023 (z)	4,350	4,350
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 4.00%, 04/07/2023 (z)	6,700	6,700
Series B, Rev., VRDO, 3.90%, 04/07/2023 (z)	9,440	9,440
Virginia College Building Authority, 21st Century College, Series E1, Rev., 5.00%, 02/01/2024	1,285	1,311

		21,801

Washington — 3.2%
Central Puget Sound Regional Transit Authority, Green Bonds, Series S1, Rev., 5.00%, 11/01/2025	5,000	5,325
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 4.00%, 04/07/2023 (z)	8,270	8,270
Port of Seattle, Private Activity, Rev., AMT, 5.00%, 09/01/2025	6,885	7,209
Snohomish County School District No. 6 Mukilteo, GO, SCH BD GTY, 5.00%, 12/01/2023	1,000	1,016

		21,820

Total Municipal Bonds (Cost $467,253)		465,156

U.S. Government Agency Securities — 2.7%
FHLBs,
1.11%, 07/27/2026	600	545
5.48%, 02/26/2025	2,000	1,996
5.71%, 03/14/2025	2,000	2,001
FHLMC,
5.36%, 11/22/2024	1,700	1,697
5.65%, 03/07/2025	4,000	4,003
5.68%, 04/03/2025 (w)	2,000	2,003
5.73%, 04/03/2025 (w)	2,000	2,003
5.82%, 03/20/2025	2,000	2,005
5.95%, 03/21/2025	2,000	2,005

Total U.S. Government Agency Securities (Cost $18,300)		18,258

U.S. Treasury Obligation — 1.0%
U.S. Treasury Note, 3.25%, 08/31/2024 (ii) (Cost $6,834)	6,900	6,793

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 4.2%
Commercial Papers — 0.5%
American Electric Power Co., Inc., 5.02%, 04/11/2023 (e) (n)		900		898
Edison International,
5.59%, 05/11/2023 (e) (n)		250		248
5.59%, 05/19/2023 (e) (n)		350		348
NextEra Energy Capital Holdings, Inc.,
5.64%, 05/08/2023 (e) (n)		1,050		1,044
5.64%, 05/09/2023 (e) (n)		1,050		1,044

Total Commercial Papers				3,582

Corporate Bond — 0.5%
Bank of Nova Scotia (The), 0.00%, 05/16/2023	CAD	4,900		3,603

Foreign Government Security — 0.3%
Japan Treasury Discount Bill, (Japan), Series 1142, Reg. S, Zero Coupon, 06/12/2023	JPY	280,000		2,110

Municipal Bonds — 1.2% (t)
City of Los Angeles, Rev., TRAN, 4.00%, 06/29/2023		5,000		5,016
County of Los Angeles, Rev., TRAN, 4.00%, 06/30/2023		3,000		3,010

Total Municipal Bonds				8,026

Repurchase Agreement — 1.3%
BNP Paribas Securities Corp., 4.92%, dated 03/31/2023 due 04/03/2023, repurchase price $8,604 collateralized by U.S. Treasury Security, 1.50%, due 01/31/2027, with a value of $8,800.		8,600		8,600

Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd.,
2.20%, 04/03/2023	AUD	—	(h)	—	(h)
4.18%, 04/03/2023		1,848		1,848
BNP Paribas SA, 3.32%, 04/03/2023	CAD	250		185
Brown Brothers Harriman & Co., 3.15%, 04/03/2023	GBP	7		9
Citibank NA,
1.91%, 04/03/2023	EUR	2		2
4.18%, 04/03/2023		205		205

Total Time Deposits				2,249

U.S. Treasury Obligation — 0.1%
U.S. Treasury Bill, Zero Coupon, 04/06/2023		494		494

Total Short-Term Investments (Cost $28,607)				28,664

Total Investments — 100.2% (Cost - $688,561)*				681,957
Liabilities in Excess of Other Assets — (0.2)%				(1,141)

NET ASSETS — 100.0%				$680,816

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SOFR 3 Month	286	12/2023	USD	67,463	744
Short Contracts
U.S. Treasury 2 Year Note	(64)	06/2023	USD	(13,115)	(98)
U.S. Treasury 5 Year Note	(147)	06/2023	USD	(15,760)	(338)
U.S. Treasury Ultra Bond	(1)	06/2023	USD	(137)	(5)
U.S. Ultra Treasury 10 Year Note	(5)	06/2023	USD	(590)	(15)

					(456)

Total unrealized appreciation (depreciation)					288

Forward foreign currency exchange contracts outstanding as of March 31, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD	640	USD	473	Bank of America, NA	04/04/2023	1
GBP	183	USD	223	Barclays Bank plc	04/04/2023	2
USD	2,902	GBP	2,349	Barclays Bank plc	05/02/2023	2
USD	11,970	AUD	17,287	Bank of America, NA	05/16/2023	396
USD	1,030	AUD	1,490	Bank of America, NA	05/16/2023	33

Total unrealized appreciation						434

USD	875	CAD	1,190	Morgan Stanley & Co.	04/04/2023	(6)
USD	3,035	GBP	2,532	Bank of America, NA	04/04/2023	(89)
GBP	2,349	USD	2,900	Barclays Bank plc	04/04/2023	(2)
USD	473	CAD	640	Bank of America, NA	05/02/2023	(1)
AUD	389	USD	261	Bank of America, NA	05/16/2023	(–	)(h)
AUD	1,516	USD	1,053	Morgan Stanley & Co.	05/16/2023	(38)
USD	3,613	CAD	4,900	Bank of America, NA	05/16/2023	(15)
USD	2,078	JPY	280,000	Barclays Bank plc	06/12/2023	(53)

Total unrealized depreciation						(204)

Net unrealized appreciation (depreciation)						230

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding – buy protection (1) as of March 31, 2023:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.40-V1	1.00%	quarterly	06/20/2028	0.76%	USD 11,700	(108)	(29)	(137)

Total						(108)	(29)	(137)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ASX	—	Australian Stock Exchange
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CNTY	—	County
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2023.
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2023.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(n)	—	The rate shown is the effective yield as of March 31, 2023.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(ii)	—	Approximately $64 of this investment is restricted as collateral for forwards to Barclays Bank plc.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.3%
Basic Materials — 0.3%
Chemicals — 0.2%
Air Products & Chemicals, Inc.	13	3,727
Albemarle Corp.	7	1,487
Celanese Corp., Class A	5	518
CF Industries Holdings, Inc.	12	858
Dow, Inc.	48	2,652
DuPont de Nemours, Inc.	36	2,575
Eastman Chemical Co.	7	562
Ecolab, Inc.	16	2,620
FMC Corp.	6	743
International Flavors & Fragrances, Inc.	13	1,221
Linde plc	31	11,022
LyondellBasell Industries NV, Class A	17	1,620
Mosaic Co. (The)	22	1,005
PPG Industries, Inc.	15	1,967
RPM International, Inc.	6	504
Sherwin-Williams Co. (The)	14	3,171
Westlake Corp.	3	306

		36,558

Forest Products & Paper — 0.0% (g)
International Paper Co.	32	1,149

Iron/Steel — 0.0% (g)
Cleveland-Cliffs, Inc. (a)	31	568
Nucor Corp.	16	2,508
Reliance Steel & Aluminum Co.	4	1,049
Steel Dynamics, Inc.	11	1,292

		5,417

Mining — 0.1%
Alcoa Corp.	10	412
Freeport-McMoRan, Inc.	81	3,327
Newmont Corp.	43	2,121

		5,860

Total Basic Materials		48,984

Communications — 16.7%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The)	25	938
Omnicom Group, Inc.	14	1,290
Trade Desk, Inc. (The), Class A (a)	27	1,661

		3,889

Internet — 15.5%
Airbnb, Inc., Class A (a)	23	2,834
Alphabet, Inc., Class A (a)	4,811	499,062

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — continued
Alphabet, Inc., Class C (a)	4,412	458,803
Amazon.com, Inc. (a)	8,495	877,440
Booking Holdings, Inc. (a)	2	6,233
CDW Corp.	52	10,103
Chewy, Inc., Class A (a)	87	3,269
DoorDash, Inc., Class A (a)	216	13,729
eBay, Inc.	500	22,168
Etsy, Inc. (a)	115	12,828
Expedia Group, Inc. (a)	9	917
F5, Inc. (a)	25	3,572
Gen Digital, Inc.	516	8,861
GoDaddy, Inc., Class A (a)	7	524
Marqeta, Inc., Class A (a)	306	1,400
Match Group, Inc. (a)	219	8,420
MercadoLibre, Inc., (Uruguay) (a)	42	55,146
Meta Platforms, Inc., Class A (a)	1,810	383,661
Netflix, Inc. (a)	27	9,314
Okta, Inc., Class A (a)	9	779
Palo Alto Networks, Inc. (a)	274	54,790
Pinterest, Inc., Class A (a)	472	12,860
Roku, Inc., Class A (a)	8	518
Snap, Inc., Class A (a)	874	9,799
Uber Technologies, Inc. (a)	92	2,920
VeriSign, Inc. (a)	5	1,005
Zillow Group, Inc., Class C (a)	11	495

		2,461,450

Media — 0.2%
Charter Communications, Inc., Class A (a)	6	2,169
Comcast Corp., Class A	267	10,132
DISH Network Corp., Class A (a)	16	146
FactSet Research Systems, Inc.	20	8,302
Fox Corp., Class A	26	899
Fox Corp., Class B	3	87
Liberty Broadband Corp., Class C (a)	6	519
Liberty Global plc, (United Kingdom), Class A (a)	20	384
Liberty Global plc, (United Kingdom), Class C (a)	10	200
Liberty Media Corp.-Liberty Formula One, Class C (a)	12	932
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	1	30
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	7	189
News Corp., Class A	24	422
Paramount Global, Class B	42	931
Sirius XM Holdings, Inc.	3	12
Walt Disney Co. (The) (a)	113	11,364
Warner Bros Discovery, Inc. (a)	144	2,171

		38,889

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — 1.0%
Arista Networks, Inc. (a)	95	15,961
AT&T, Inc.	439	8,443
Cisco Systems, Inc.	1,605	83,890
Corning, Inc.	319	11,239
Juniper Networks, Inc.	128	4,415
Motorola Solutions, Inc.	64	18,375
T-Mobile US, Inc. (a)	37	5,362
Verizon Communications, Inc.	257	10,013

		157,698

Total Communications		2,661,926

Consumer Cyclical — 1.3%
Airlines — 0.0% (g)
Delta Air Lines, Inc. (a)	15	508
Southwest Airlines Co.	16	509

		1,017

Apparel — 0.1%
NIKE, Inc., Class B	79	9,644
VF Corp.	17	400

		10,044

Auto Manufacturers — 0.3%
Cummins, Inc.	10	2,279
Ford Motor Co.	244	3,074
General Motors Co.	94	3,446
Lucid Group, Inc. (a)	16	130
PACCAR, Inc.	32	2,362
Rivian Automotive, Inc., Class A (a)	18	275
Tesla, Inc. (a)	162	33,633

		45,199

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	16	1,828
BorgWarner, Inc.	14	699
Lear Corp.	4	539

		3,066

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	26	1,984
Fastenal Co.	32	1,720
Ferguson plc, (United Kingdom)	13	1,713
LKQ Corp.	18	1,025
Pool Corp.	2	612
WW Grainger, Inc.	3	1,923

		8,977

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Entertainment — 0.0% (g)
Caesars Entertainment, Inc. (a)	11		525
Live Nation Entertainment, Inc. (a)	10		677
Vail Resorts, Inc.	2		505

			1,707

Food Service — 0.0% (g)
Aramark	13		466

Home Builders — 0.0% (g)
DR Horton, Inc.	18		1,714
Lennar Corp., Class A	18		1,911
NVR, Inc. (a)	—	(h)	814
PulteGroup, Inc.	10		591

			5,030

Home Furnishings — 0.0% (g)
Whirlpool Corp.	3		352

Housewares — 0.0% (g)
Newell Brands, Inc.	25		310

Leisure Time — 0.0% (g)
Carnival Corp. (a)	67		676
Royal Caribbean Cruises Ltd. (a)	15		975

			1,651

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	17		2,408
Las Vegas Sands Corp. (a)	22		1,254
Marriott International, Inc., Class A	17		2,905
MGM Resorts International	28		1,233
Wynn Resorts Ltd. (a)	7		759

			8,559

Retail — 0.7%
Advance Auto Parts, Inc.	4		490
AutoZone, Inc. (a)	1		2,625
Bath & Body Works, Inc.	12		442
Best Buy Co., Inc.	15		1,140
Burlington Stores, Inc. (a)	4		789
CarMax, Inc. (a)	10		619
Chipotle Mexican Grill, Inc., Class A (a)	2		2,998
Costco Wholesale Corp.	27		13,471
Darden Restaurants, Inc.	10		1,584

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Dollar General Corp.	14	2,938
Dollar Tree, Inc. (a)	14	2,018
Domino’s Pizza, Inc.	1	494
Genuine Parts Co.	10	1,618
Home Depot, Inc. (The)	61	18,001
Lowe’s Cos., Inc.	37	7,354
Lululemon Athletica, Inc., (Canada) (a)	7	2,549
McDonald’s Corp.	45	12,619
O’Reilly Automotive, Inc. (a)	4	3,050
Ross Stores, Inc.	20	2,172
Starbucks Corp.	70	7,256
Target Corp.	29	4,801
TJX Cos., Inc. (The)	72	5,617
Tractor Supply Co.	7	1,567
Ulta Beauty, Inc. (a)	3	1,668
Walgreens Boots Alliance, Inc.	45	1,558
Walmart, Inc.	93	13,715
Yum! Brands, Inc.	15	2,033

		115,186

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	7	388

Total Consumer Cyclical		201,952

Consumer Non-cyclical — 26.0%
Agriculture — 0.1%
Altria Group, Inc.	106	4,733
Archer-Daniels-Midland Co.	36	2,851
Bunge Ltd.	11	1,058
Darling Ingredients, Inc. (a)	8	484
Philip Morris International, Inc.	91	8,876

		18,002

Beverages — 2.2%
Brown-Forman Corp., Class B	168	10,794
Coca-Cola Co. (The)	2,270	140,836
Constellation Brands, Inc., Class A	92	20,672
Keurig Dr Pepper, Inc.	435	15,355
Molson Coors Beverage Co., Class B	107	5,533
Monster Beverage Corp. (a)	430	23,225
PepsiCo., Inc.	762	138,968

		355,383

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Biotechnology — 0.5%
Alnylam Pharmaceuticals, Inc. (a)	7	1,453
Amgen, Inc.	32	7,811
Biogen, Inc. (a)	9	2,497
BioMarin Pharmaceutical, Inc. (a)	11	1,061
Bio-Rad Laboratories, Inc., Class A (a)	20	9,365
Corteva, Inc.	47	2,834
Gilead Sciences, Inc.	76	6,325
Horizon Therapeutics plc (a)	12	1,362
Illumina, Inc. (a)	138	31,999
Incyte Corp. (a)	9	619
Moderna, Inc. (a)	20	3,001
Regeneron Pharmaceuticals, Inc. (a)	7	5,412
Royalty Pharma plc, Class A	15	545
Seagen, Inc. (a)	9	1,819
United Therapeutics Corp. (a)	3	601
Vertex Pharmaceuticals, Inc. (a)	15	4,861

		81,565

Commercial Services — 2.2%
Affirm Holdings, Inc., Class A (a)	143	1,616
Automatic Data Processing, Inc.	326	72,631
Block, Inc., Class A (a)	422	28,948
Booz Allen Hamilton Holding Corp., Class A	6	545
Cass Information Systems, Inc.	9	398
Cintas Corp.	6	2,764
Clarivate plc, (United Kingdom) (a)	11	100
CoStar Group, Inc. (a)	22	1,517
Equifax, Inc.	7	1,405
Euronet Worldwide, Inc. (a)	36	4,019
EVERTEC, Inc., (Puerto Rico)	40	1,341
FleetCor Technologies, Inc. (a)	54	11,463
Flywire Corp. (a)	23	681
Gartner, Inc. (a)	4	1,354
Global Payments, Inc.	213	22,402
I3 Verticals, Inc., Class A (a)	16	396
MarketAxess Holdings, Inc.	20	7,872
MoneyGram International, Inc. (a)	61	633
Moody’s Corp.	90	27,535
Paylocity Holding Corp. (a)	37	7,334
Paymentus Holdings, Inc., Class A (a)	13	114
Payoneer Global, Inc. (a)	146	914
PayPal Holdings, Inc. (a)	851	64,613
Quanta Services, Inc.	9	1,464
Remitly Global, Inc. (a)	62	1,047
Repay Holdings Corp., Class A (a)	63	413

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Commercial Services — continued
Robert Half International, Inc.	6	502
Rollins, Inc.	10	363
S&P Global, Inc.	186	64,054
Sabre Corp. (a)	229	983
Shift4 Payments, Inc., Class A (a)	36	2,754
Toast, Inc., Class A (a)	197	3,495
TransUnion	11	666
U-Haul Holding Co.	3	157
United Rentals, Inc.	4	1,653
Verisk Analytics, Inc., Class A	9	1,664
WEX, Inc. (a)	32	5,806

		345,616

Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co.	45	3,378
Estee Lauder Cos., Inc. (The), Class A	14	3,419
Procter & Gamble Co. (The)	146	21,692

		28,489

Food — 0.2%
Campbell Soup Co.	10	540
Conagra Brands, Inc.	26	976
General Mills, Inc.	37	3,142
Hershey Co. (The)	8	2,084
Hormel Foods Corp.	15	597
J M Smucker Co. (The)	7	1,065
Kellogg Co.	15	1,009
Kraft Heinz Co. (The)	51	1,989
Kroger Co. (The)	40	1,986
Lamb Weston Holdings, Inc.	7	696
McCormick & Co., Inc.	13	1,053
Mondelez International, Inc., Class A	89	6,195
Sysco Corp.	28	2,150
Tyson Foods, Inc., Class A	21	1,266

		24,748

Healthcare - Products — 3.0%
Abbott Laboratories	109	11,037
Align Technology, Inc. (a)	5	1,533
Avantor, Inc. (a)	587	12,414
Baxter International, Inc.	28	1,124
Bio-Techne Corp.	136	10,099
Boston Scientific Corp. (a)	93	4,629
Cooper Cos., Inc. (The)	3	952
Danaher Corp.	603	152,064
DENTSPLY SIRONA, Inc.	15	600

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
Edwards Lifesciences Corp. (a)	38	3,132
Exact Sciences Corp. (a)	11	718
GE HealthCare Technologies, Inc. (a)	23	1,848
Hologic, Inc. (a)	14	1,106
IDEXX Laboratories, Inc. (a)	5	2,281
Insulet Corp. (a)	3	1,099
Intuitive Surgical, Inc. (a)	21	5,458
Masimo Corp. (a)	2	411
Medtronic plc, (Ireland)	84	6,741
Novocure Ltd., (Jersey, Channel Islands) (a)	4	262
PerkinElmer, Inc.	110	14,724
Repligen Corp. (a)	45	7,646
ResMed, Inc.	8	1,739
STERIS plc	5	1,033
Stryker Corp.	21	6,017
Teleflex, Inc.	3	703
Thermo Fisher Scientific, Inc.	342	197,208
Waters Corp. (a)	51	15,830
West Pharmaceutical Services, Inc.	65	22,377
Zimmer Biomet Holdings, Inc.	14	1,835

		486,620

Healthcare - Services — 7.2%
Catalent, Inc. (a)	202	13,302
Centene Corp. (a)	895	56,568
Charles River Laboratories International, Inc. (a)	44	8,934
DaVita, Inc. (a)	3	229
Elevance Health, Inc.	389	178,878
HCA Healthcare, Inc.	13	3,377
Humana, Inc.	204	98,837
IQVIA Holdings, Inc. (a)	162	32,243
Laboratory Corp. of America Holdings	6	1,346
Molina Healthcare, Inc. (a)	94	25,232
Quest Diagnostics, Inc.	7	932
UnitedHealth Group, Inc.	1,521	719,006
Universal Health Services, Inc., Class B	4	445

		1,139,329

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	4	774
Church & Dwight Co., Inc.	14	1,204
Clorox Co. (The)	6	984
Kimberly-Clark Corp.	19	2,510

		5,472

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — 10.4%
AbbVie, Inc.	107	17,039
AmerisourceBergen Corp.	9	1,446
Becton Dickinson and Co.	18	4,433
Bristol-Myers Squibb Co.	2,413	167,251
Cardinal Health, Inc.	17	1,269
Cigna Group (The)	19	4,818
CVS Health Corp.	84	6,264
Dexcom, Inc. (a)	23	2,651
Elanco Animal Health, Inc. (a)	10	90
Eli Lilly & Co.	895	307,434
Henry Schein, Inc. (a)	8	621
Jazz Pharmaceuticals plc, (Ireland) (a)	2	337
Johnson & Johnson	2,967	459,921
McKesson Corp.	9	3,197
Merck & Co., Inc.	2,878	306,158
Neurocrine Biosciences, Inc. (a)	5	531
Organon & Co.	270	6,339
Pfizer, Inc.	6,370	259,902
Viatris, Inc.	1,373	13,211
Zoetis, Inc., Class A	528	87,859

		1,650,771

Total Consumer Non-cyclical		4,135,995

Energy — 0.8%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	43	8,975
First Solar, Inc. (a)	30	6,603
Plug Power, Inc. (a)	29	335
SolarEdge Technologies, Inc., (Israel) (a)	18	5,324

		21,237

Oil & Gas — 0.5%
APA Corp.	16	569
Chesapeake Energy Corp.	6	452
Chevron Corp.	113	18,385
ConocoPhillips	79	7,795
Coterra Energy, Inc.	45	1,098
Devon Energy Corp.	36	1,820
Diamondback Energy, Inc.	10	1,373
EOG Resources, Inc.	38	4,311
EQT Corp.	21	660
Exxon Mobil Corp.	251	27,552
Hess Corp.	16	2,155
HF Sinclair Corp.	17	822
Marathon Oil Corp.	46	1,102
Marathon Petroleum Corp.	30	4,062

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Oil & Gas — continued
Occidental Petroleum Corp.	44		2,757
Ovintiv, Inc.	14		505
Phillips 66	30		3,049
Pioneer Natural Resources Co.	14		2,835
Texas Pacific Land Corp.	—	(h)	475
Valero Energy Corp.	24		3,310

			85,087

Oil & Gas Services — 0.1%
Baker Hughes Co., Class A	63		1,830
Halliburton Co.	49		1,561
Schlumberger NV	89		4,357

			7,748

Pipelines — 0.1%
Cheniere Energy, Inc.	12		1,947
Kinder Morgan, Inc.	112		1,968
ONEOK, Inc.	24		1,521
Targa Resources Corp.	10		763
Williams Cos., Inc. (The)	67		1,994

			8,193

Total Energy			122,265

Financial — 15.3%
Banks — 4.1%
Bank of America Corp.	4,174		119,372
Bank of New York Mellon Corp. (The)	535		24,301
Citigroup, Inc.	1,184		55,539
Citizens Financial Group, Inc.	404		12,264
Fifth Third Bancorp	532		14,184
First Citizens BancShares, Inc., Class A	13		12,985
First Horizon Corp.	313		5,564
First Republic Bank	146		2,041
Goldman Sachs Group, Inc. (The)	203		66,492
Huntington Bancshares, Inc.	1,161		13,004
KeyCorp.	818		10,243
M&T Bank Corp.	131		15,680
Morgan Stanley	760		66,753
Northern Trust Corp.	165		14,533
PNC Financial Services Group, Inc. (The)	259		32,888
Regions Financial Corp.	755		14,020
State Street Corp.	228		17,235
Truist Financial Corp.	854		29,133
US Bancorp	899		32,402
Webster Financial Corp.	199		7,830
Wells Fargo & Co.	2,237		83,601

			650,064

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — 5.9%
Ally Financial, Inc.	270	6,885
American Express Co.	365	60,247
Ameriprise Financial, Inc.	71	21,681
Apollo Global Management, Inc.	217	13,710
BlackRock, Inc., Class A	66	44,495
Capital One Financial Corp.	262	25,179
Cboe Global Markets, Inc.	57	7,665
Charles Schwab Corp. (The)	872	45,668
CME Group, Inc., Class A	208	39,783
Coinbase Global, Inc., Class A (a)	65	4,389
Discover Financial Services	201	19,832
Franklin Resources, Inc.	258	6,955
Intercontinental Exchange, Inc.	314	32,725
International Money Express, Inc. (a)	24	606
Invesco Ltd.	332	5,440
LPL Financial Holdings, Inc.	43	8,789
Mastercard, Inc., Class A	673	244,717
Nasdaq, Inc.	224	12,254
Raymond James Financial, Inc.	114	10,668
SEI Investments Co.	59	3,378
Synchrony Financial	399	11,590
T Rowe Price Group, Inc.	169	19,096
Tradeweb Markets, Inc., Class A	57	4,511
Visa, Inc., Class A	1,279	288,384
Western Union Co. (The)	248	2,761

		941,408

Insurance — 4.5%
Aflac, Inc.	403	26,007
Allstate Corp. (The)	187	20,711
American Financial Group, Inc.	68	8,321
American International Group, Inc.	501	25,214
Aon plc, Class A	115	36,315
Arch Capital Group Ltd., (Bermuda) (a)	201	13,647
Arthur J Gallagher & Co.	115	21,917
Assurant, Inc.	32	3,802
Berkshire Hathaway, Inc., Class B (a)	742	229,076
Brown & Brown, Inc.	126	7,244
Chubb Ltd., (Switzerland)	231	44,897
Cincinnati Financial Corp.	102	11,423
Equitable Holdings, Inc.	212	5,376
Erie Indemnity Co., Class A	12	2,837
Everest Re Group Ltd., (Bermuda)	34	12,298
Fidelity National Financial, Inc.	206	7,193
Globe Life, Inc.	91	10,021

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Hartford Financial Services Group, Inc. (The)	243	16,949
Loews Corp.	201	11,652
Markel Corp. (a)	7	9,302
Marsh & McLennan Cos., Inc.	273	45,420
MetLife, Inc.	448	25,939
Principal Financial Group, Inc.	154	11,473
Progressive Corp. (The)	363	51,881
Prudential Financial, Inc.	206	17,020
Travelers Cos., Inc. (The)	159	27,332
Willis Towers Watson plc, (United Kingdom)	65	14,991
WR Berkley Corp.	143	8,895

		727,153

Private Equity — 0.4%
Ares Management Corp., Class A	81	6,727
Blackstone, Inc.	387	34,025
Carlyle Group, Inc. (The)	129	4,010
KKR & Co., Inc.	304	15,989

		60,751

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	24	1,759

REITS — 0.4%
Alexandria Real Estate Equities, Inc.	10	1,259
American Homes 4 Rent, Class A	16	513
American Tower Corp.	27	5,587
Annaly Capital Management, Inc.	254	4,851
AvalonBay Communities, Inc.	10	1,682
Boston Properties, Inc.	8	421
Camden Property Trust	5	514
Crown Castle, Inc.	25	3,405
Digital Realty Trust, Inc.	18	1,809
Equinix, Inc.	6	4,103
Equity LifeStyle Properties, Inc.	8	518
Equity Residential	27	1,641
Essex Property Trust, Inc.	4	882
Extra Space Storage, Inc.	8	1,226
Gaming and Leisure Properties, Inc.	12	616
Healthcare Realty Trust, Inc., Class A	12	241
Healthpeak Properties, Inc.	32	699
Host Hotels & Resorts, Inc.	46	751
Invitation Homes, Inc.	43	1,328
Iron Mountain, Inc.	14	733
Kimco Realty Corp.	31	609
Medical Properties Trust, Inc.	25	206

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Mid-America Apartment Communities, Inc.	9	1,323
Prologis, Inc.	58	7,213
Public Storage	9	2,840
Realty Income Corp.	37	2,371
Regency Centers Corp.	9	526
SBA Communications Corp., Class A	6	1,474
Simon Property Group, Inc.	19	2,083
Sun Communities, Inc.	7	949
UDR, Inc.	19	782
Ventas, Inc.	25	1,102
VICI Properties, Inc., Class A	52	1,698
Welltower, Inc.	30	2,166
Weyerhaeuser Co.	58	1,737
WP Carey, Inc.	10	790

		60,648

Total Financial		2,441,783

Industrial — 6.5%
Aerospace/Defense — 0.2%
Boeing Co. (The) (a)	35	7,342
General Dynamics Corp.	16	3,630
HEICO Corp.	2	258
HEICO Corp., Class A	3	406
Howmet Aerospace, Inc.	22	947
L3Harris Technologies, Inc.	12	2,292
Lockheed Martin Corp.	15	6,863
Northrop Grumman Corp.	9	4,185
Raytheon Technologies Corp.	93	9,099
TransDigm Group, Inc.	3	2,096

		37,118

Building Materials — 0.1%
Carrier Global Corp.	53	2,427
Fortune Brands Innovations, Inc.	8	471
Johnson Controls International plc	43	2,569
Lennox International, Inc.	1	276

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Building Materials — continued
Martin Marietta Materials, Inc.	4	1,460
Masco Corp.	11	567
Mohawk Industries, Inc. (a)	4	425
Owens Corning	6	575
Trane Technologies plc, (Ireland)	15	2,736
Vulcan Materials Co.	9	1,494

		13,000

Electrical Components & Equipment — 0.0% (g)
AMETEK, Inc.	15	2,192
Emerson Electric Co.	35	3,053
Generac Holdings, Inc. (a)	4	420

		5,665

Electronics — 0.9%
Agilent Technologies, Inc.	258	35,663
Allegion plc, (Ireland)	4	382
Amphenol Corp., Class A	233	19,078
Arrow Electronics, Inc. (a)	26	3,253
Fortive Corp.	24	1,630
Garmin Ltd., (Switzerland)	11	1,079
Honeywell International, Inc.	42	7,936
Hubbell, Inc., Class B	3	782
Keysight Technologies, Inc. (a)	69	11,109
Mettler-Toledo International, Inc. (a)	20	30,021
Sensata Technologies Holding plc	9	440
TE Connectivity Ltd.	126	16,579
Trimble, Inc. (a)	96	5,055

		133,007

Engineering & Construction — 0.0% (g)
AECOM	9	772
Jacobs Solutions, Inc.	9	1,049

		1,821

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	6	352
Republic Services, Inc., Class A	15	2,082
Waste Connections, Inc., (Canada)	16	2,278
Waste Management, Inc.	26	4,194

		8,906

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	3	638
Stanley Black & Decker, Inc.	11	858

		1,496

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery - Construction & Mining — 0.0% (g)
Caterpillar, Inc.	31	7,194

Machinery - Diversified — 0.1%
Cognex Corp.	66	3,266
Deere & Co.	17	7,152
Dover Corp.	8	1,199
Graco, Inc.	7	522
IDEX Corp.	4	837
Ingersoll Rand, Inc.	23	1,333
Nordson Corp.	2	493
Otis Worldwide Corp.	23	1,919
Rockwell Automation, Inc.	7	2,009
Toro Co. (The)	5	508
Westinghouse Air Brake Technologies Corp.	11	1,137
Xylem, Inc.	11	1,160

		21,535

Miscellaneous Manufacturers — 0.3%
3M Co.	35	3,711
AO Smith Corp.	8	577
Axon Enterprise, Inc. (a)	3	776
Carlisle Cos., Inc.	3	683
Eaton Corp. plc	26	4,521
General Electric Co.	70	6,730
Illinois Tool Works, Inc.	18	4,306
Parker-Hannifin Corp.	8	2,624
Teledyne Technologies, Inc. (a)	18	7,943
Textron, Inc.	15	1,084

		32,955

Packaging & Containers — 0.0% (g)
Amcor plc, (United Kingdom)	73	827
Ball Corp.	19	1,070
Crown Holdings, Inc.	7	552
Packaging Corp. of America	6	898
Sealed Air Corp.	5	208
Westrock Co.	20	595

		4,150

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	2	408

Transportation — 4.8%
CH Robinson Worldwide, Inc.	389	38,679
CSX Corp.	131	3,915
Expeditors International of Washington, Inc.	526	57,952
FedEx Corp.	770	175,996

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Transportation — continued
JB Hunt Transport Services, Inc.	5	808
Knight-Swift Transportation Holdings, Inc., Class A	9	529
Norfolk Southern Corp.	14	2,873
Old Dominion Freight Line, Inc.	5	1,842
Union Pacific Corp.	37	7,499
United Parcel Service, Inc., Class B	2,417	468,826

		758,919

Total Industrial		1,026,174

Technology — 32.0%
Computers — 7.3%
Accenture plc, (Ireland), Class A	40	11,304
Apple, Inc.	6,183	1,019,648
Cognizant Technology Solutions Corp., Class A	36	2,196
Conduent, Inc. (a)	121	416
Crowdstrike Holdings, Inc., Class A (a)	185	25,408
Dell Technologies, Inc., Class C	105	4,218
EPAM Systems, Inc. (a)	3	1,017
ExlService Holdings, Inc. (a)	24	3,877
Fortinet, Inc. (a)	601	39,960
Hewlett Packard Enterprise Co.	513	8,172
HP, Inc.	391	11,468
International Business Machines Corp.	56	7,360
Leidos Holdings, Inc.	8	746
Maximus, Inc.	44	3,469
NetApp, Inc.	81	5,189
Seagate Technology Holdings plc	73	4,853
TaskUS, Inc., Class A (a)	18	257
TTEC Holdings, Inc.	13	502
Western Digital Corp. (a)	124	4,673
Zscaler, Inc. (a)	78	9,084

		1,163,817

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	20	6,332

Semiconductors — 4.4%
Advanced Micro Devices, Inc. (a)	512	50,211
Analog Devices, Inc.	163	32,078
Applied Materials, Inc.	274	33,697
Broadcom, Inc.	132	84,824
Entegris, Inc.	45	3,702
Intel Corp.	1,321	43,159
KLA Corp.	44	17,702
Lam Research Corp.	43	22,837
Marvell Technology, Inc.	272	11,766

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
Microchip Technology, Inc.	174	14,608
Micron Technology, Inc.	347	20,943
Monolithic Power Systems, Inc.	14	6,985
NVIDIA Corp.	780	216,719
NXP Semiconductors NV, (Netherlands)	81	15,089
ON Semiconductor Corp. (a)	137	11,272
Qorvo, Inc. (a)	31	3,161
QUALCOMM, Inc.	355	45,279
Skyworks Solutions, Inc.	51	5,970
Teradyne, Inc.	49	5,219
Texas Instruments, Inc.	287	53,403
Wolfspeed, Inc. (a)	39	2,530

		701,154

Software — 20.3%
Activision Blizzard, Inc.	50	4,247
Adobe, Inc. (a)	421	162,381
Akamai Technologies, Inc. (a)	7	538
ANSYS, Inc. (a)	79	26,399
Aspen Technology, Inc. (a)	26	5,887
Atlassian Corp., (Australia), Class A (a)	135	23,183
Autodesk, Inc. (a)	195	40,618
AvidXchange Holdings, Inc. (a)	37	287
Bentley Systems, Inc., Class B	171	7,347
BILL Holdings, Inc. (a)	85	6,860
Black Knight, Inc. (a)	139	7,998
Broadridge Financial Solutions, Inc.	91	13,327
Cadence Design Systems, Inc. (a)	248	52,201
Ceridian HCM Holding, Inc. (a)	125	9,129
Cloudflare, Inc., Class A (a)	15	949
Concentrix Corp.	32	3,867
CSG Systems International, Inc.	22	1,206
Datadog, Inc., Class A (a)	225	16,371
DocuSign, Inc., Class A (a)	181	10,544
Dropbox, Inc., Class A (a)	239	5,170
Dynatrace, Inc. (a)	195	8,253
Electronic Arts, Inc.	17	2,015
Fair Isaac Corp. (a)	23	15,829
Fidelity National Information Services, Inc.	467	25,366
Fiserv, Inc. (a)	476	53,746
HubSpot, Inc. (a)	42	18,018
Intuit, Inc.	242	107,813
Jack Henry & Associates, Inc.	56	8,435
Microsoft Corp.	6,417	1,850,077

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
MongoDB, Inc., Class A (a)	4	945
MSCI, Inc., Class A	44	24,580
Oracle Corp.	1,467	136,307
Palantir Technologies, Inc., Class A (a)	1,541	13,017
Paychex, Inc.	254	29,072
Paycom Software, Inc. (a)	46	13,902
PTC, Inc. (a)	101	12,929
ROBLOX Corp., Class A (a)	22	969
Roper Technologies, Inc.	96	42,513
Salesforce, Inc. (a)	907	181,214
ServiceNow, Inc. (a)	184	85,297
Snowflake, Inc., Class A (a)	14	2,109
Splunk, Inc. (a)	147	14,131
SS&C Technologies Holdings, Inc.	178	10,059
Synopsys, Inc. (a)	139	53,617
Take-Two Interactive Software, Inc. (a)	10	1,250
Twilio, Inc., Class A (a)	11	762
Tyler Technologies, Inc. (a)	38	13,419
Unity Software, Inc. (a)	223	7,246
Veeva Systems, Inc., Class A (a)	8	1,473
Verra Mobility Corp., Class A (a)	99	1,674
VMware, Inc., Class A (a)	193	24,043
Workday, Inc., Class A (a)	183	37,794
Zoom Video Communications, Inc., Class A (a)	201	14,863
ZoomInfo Technologies, Inc., Class A (a)	210	5,183

		3,216,429

Total Technology		5,087,732

Utilities — 0.4%
Electric — 0.4%
AES Corp. (The)	32	779
Alliant Energy Corp.	11	587
Ameren Corp.	13	1,162
American Electric Power Co., Inc.	36	3,245
CenterPoint Energy, Inc.	31	921
CMS Energy Corp.	14	870
Consolidated Edison, Inc.	26	2,479
Constellation Energy Corp.	20	1,580
Dominion Energy, Inc.	50	2,790
DTE Energy Co.	12	1,297
Duke Energy Corp.	51	4,915
Edison International	22	1,560
Entergy Corp.	13	1,380
Evergy, Inc.	10	640
Eversource Energy	20	1,600

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Exelon Corp.	70	2,943
FirstEnergy Corp.	28	1,113
NextEra Energy, Inc.	122	9,377
NRG Energy, Inc.	14	469
PG&E Corp. (a)	91	1,467
PPL Corp.	39	1,084
Public Service Enterprise Group, Inc.	35	2,165
Sempra Energy	20	3,026
Southern Co. (The)	72	4,986
Vistra Corp.	16	395
WEC Energy Group, Inc.	19	1,812
Xcel Energy, Inc.	37	2,522

		57,164

Gas — 0.0% (g)
Atmos Energy Corp.	7	760
NiSource, Inc.	17	487
UGI Corp.	11	367

		1,614

Water — 0.0% (g)
American Water Works Co., Inc.	10	1,475
Essential Utilities, Inc.	10	451

		1,926

Total Utilities		60,704

Total Common Stocks
(Cost $13,237,451)		15,787,515

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — 0.5%
Time Deposits — 0.5%
Australia & New Zealand Banking Group Ltd., 4.18%, 04/03/2023	4,622	4,622
Citibank NA, 4.18%, 04/03/2023	18,074	18,074
Royal Bank of Canada, 4.18%, 04/03/2023	4,412	4,412
Sumitomo Mitsui Banking Corp., 4.18%, 04/03/2023	15,673	15,673
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 04/03/2023	33,711	33,711

Total Short-Term Investments (Cost $76,492)		76,492

Total Investments — 99.8% (Cost - $13,313,943) *		15,864,007
Other Assets in Excess of Liabilities — 0.2%		27,946

NET ASSETS — 100.0%		$15,891,953

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Consumer Staples Select Sector Index	36	06/2023	USD	2,620	107
E-mini Financial Select Sector Index	127	06/2023	USD	12,679	(2)
E-mini Health Care Select Sector Index	92	06/2023	USD	11,704	432
E-mini Russell 2000 Index	1	06/2023	USD	89	1
Micro E-mini NASDAQ 100	522	06/2023	USD	12,777	1,110
NASDAQ 100 E-mini Index	48	06/2023	USD	11,862	907
S&P 500 E-mini Index	158	06/2023	USD	30,895	1,794

Total unrealized appreciation (depreciation)					4,349

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Summary of Investments by Industry, March 31, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Software	20.3%
Internet	15.5%
Pharmaceuticals	10.4%
Computers	7.3%
Healthcare - Services	7.2%
Diversified Financial Services	5.9%
Transportation	4.8%
Insurance	4.6%
Semiconductors	4.4%
Banks	4.1%
Healthcare - Products	3.1%
Beverages	2.2%
Commercial Services	2.2%
Others (Each less than 1.0%)	7.5%
Short-Term Investments	0.5%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 97.0%
Austria — 0.3%
Erste Group Bank AG	819	27,120
OMV AG	275	12,628
Verbund AG	40	3,456
voestalpine AG	16	551

		43,755

Belgium — 1.7%
Ageas SA	234	10,108
Anheuser-Busch InBev SA	2,116	141,034
D’ieteren Group	3	674
Elia Group SA	19	2,548
Groupe Bruxelles Lambert NV	144	12,327
KBC Group NV	595	40,871
Sofina SA	22	5,025
Solvay SA	10	1,175
UCB SA	50	4,482
Umicore SA	29	998
Warehouses De Pauw CVA	23	697

		219,939

Cayman Islands — 0.0% (g)
Parade Technologies Ltd.	22	762

Chile — 0.0% (g)
Antofagasta plc	174	3,414

China — 0.0% (g)
Silergy Corp.	91	1,445

Denmark — 2.1%
AP Moller - Maersk A/S, Class A	1	2,405
AP Moller - Maersk A/S, Class B	2	4,270
Carlsberg A/S, Class B	237	36,792
Chr Hansen Holding A/S	15	1,124
Coloplast A/S, Class B	17	2,210
Danske Bank A/S (a)	1,642	33,036
Demant A/S (a)	13	459
DSV A/S	85	16,533
Genmab A/S (a)	9	3,482
Novo Nordisk A/S, Class B	657	104,361

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — continued
Novozymes A/S, Class B	29	1,467
Orsted AS (e)	110	9,411
Pandora A/S	284	27,245
ROCKWOOL A/S, Class B	4	989
Tryg A/S	522	11,423
Vestas Wind Systems A/S	460	13,394

		268,601

Finland — 1.2%
Elisa OYJ	20	1,227
Fortum OYJ (a)	261	3,999
Kesko OYJ, Class B	39	838
Kone OYJ, Class B	155	8,063
Metso Outotec OYJ	299	3,262
Neste OYJ	60	2,958
Nokia OYJ	757	3,718
Nordea Bank Abp	7,875	84,087
Orion OYJ, Class B	42	1,891
Sampo OYJ, Class A	698	32,938
Stora Enso OYJ, Class R	77	1,000
UPM-Kymmene OYJ (a)	75	2,517
Wartsila OYJ Abp	216	2,041

		148,539

France — 17.6%
Accor SA (a)	24	778
Aeroports de Paris (a)	13	1,923
Air Liquide SA	74	12,320
Airbus SE	269	35,954
Alstom SA	146	3,964
Amundi SA (e)	89	5,600
Arkema SA	8	838
AXA SA	2,731	83,329
BioMerieux	6	618
BNP Paribas SA	2,642	157,783
Bollore SE	127	787
Bouygues SA	103	3,462
Bureau Veritas SA	134	3,840
Capgemini SE	23	4,273
Carrefour SA	84	1,688
Cie de Saint-Gobain	223	12,703
Cie Generale des Etablissements Michelin SCA	96	2,924
Covivio SA	7	403
Credit Agricole SA	2,889	32,596
Danone SA	90	5,629
Dassault Aviation SA	11	2,271
Dassault Systemes SE	94	3,872
Edenred	35	2,071
Eiffage SA	38	4,117

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Engie SA	1,065	16,857
EssilorLuxottica SA	41	7,355
Eurazeo SE	64	4,559
Gecina SA	7	698
Getlink SE	201	3,311
Hermes International	99	200,681
Ipsen SA	15	1,644
Kering SA	234	152,857
Klepierre SA	30	687
La Francaise des Jeux SAEM (e)	15	620
Legrand SA	122	11,102
L’Oreal SA	34	15,174
LVMH Moet Hennessy Louis Vuitton SE	866	795,002
Orange SA	281	3,339
Pernod Ricard SA	503	113,854
Publicis Groupe SA	32	2,503
Remy Cointreau SA	57	10,340
Renault SA (a)	529	21,556
Safran SA	156	23,025
Sanofi	453	49,144
Sartorius Stedim Biotech	4	1,202
Schneider Electric SE	247	41,285
SEB SA	4	409
Societe Generale SA	1,918	43,226
Sodexo SA	12	1,209
Teleperformance	27	6,492
Thales SA	49	7,191
TotalEnergies SE	4,639	273,542
Unibail - Rodamco-Westfield (a)	16	878
Valeo	29	594
Veolia Environnement SA	388	11,976
Vinci SA	245	28,069
Vivendi SE	101	1,023
Wendel SE	39	4,141
Worldline SA (a) (e)	34	1,430

		2,240,718

Germany — 11.8%
adidas AG	507	89,862
Allianz SE (Registered)	586	135,236
BASF SE	129	6,769
Bayer AG (Registered)	390	24,913
Bayerische Motoren Werke AG	911	99,833
Bechtle AG	11	550
Beiersdorf AG	14	1,822
Brenntag SE	70	5,271
Carl Zeiss Meditec AG	6	789
Commerzbank AG (a)	2,534	26,683

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Continental AG	15	1,155
Covestro AG (e)	27	1,124
Daimler Truck Holding AG (a)	206	6,958
Delivery Hero SE (a) (e)	24	811
Deutsche Bank AG (Registered)	3,001	30,518
Deutsche Boerse AG	276	53,718
Deutsche Lufthansa AG (Registered) (a)	270	3,002
Deutsche Post AG (Registered)	451	21,133
Deutsche Telekom AG (Registered)	454	10,998
E.ON SE	1,308	16,321
Evonik Industries AG	30	621
Fresenius Medical Care AG & Co. KGaA	29	1,229
Fresenius SE & Co. KGaA	59	1,602
GEA Group AG	69	3,141
Hannover Rueck SE	88	17,133
HeidelbergCement AG	20	1,465
HelloFresh SE (a)	23	554
Henkel AG & Co. KGaA	13	955
Infineon Technologies AG	2,767	113,639
Knorr-Bremse AG	33	2,198
LEG Immobilien SE	11	581
Mercedes-Benz Group AG	2,208	169,805
Merck KGaA	51	9,565
MTU Aero Engines AG	24	6,092
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	203	71,130
Nemetschek SE	186	12,830
Puma SE	331	20,500
Rational AG	2	1,577
Rheinmetall AG	20	5,852
RWE AG	374	16,102
SAP SE	3,359	424,160
Scout24 SE (e)	11	672
Siemens AG (Registered)	348	56,408
Siemens Energy AG (a)	236	5,205
Siemens Healthineers AG (e)	40	2,283
Symrise AG, Class A	19	2,029
Telefonica Deutschland Holding AG	148	456
United Internet AG (Registered)	14	235
Volkswagen AG	81	13,926
Vonovia SE	101	1,905
Zalando SE (a) (e)	31	1,315

		1,502,631

Ireland — 0.7%
AerCap Holdings NV (a)	75	4,238
AIB Group plc	2,540	10,280
Bank of Ireland Group plc	2,549	25,790
CRH plc	107	5,407

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Ireland — continued
DCC plc	75	4,370
Experian plc	698	22,979
Flutter Entertainment plc (a)	23	4,274
Kerry Group plc, Class A	23	2,278
Kingspan Group plc	71	4,838
Smurfit Kappa Group plc	35	1,281

		85,735

Italy — 4.2%
Amplifon SpA	17	603
Assicurazioni Generali SpA	1,610	32,088
Davide Campari-Milano NV	1,272	15,516
DiaSorin SpA	3	363
Enel SpA	4,742	28,922
Eni SpA	4,664	65,042
Ferrari NV	347	93,996
FinecoBank Banca Fineco SpA	1,453	22,264
Infrastrutture Wireless Italiane SpA (e)	47	614
Intesa Sanpaolo SpA	38,377	98,493
Mediobanca Banca di Credito Finanziario SpA	1,413	14,204
Moncler SpA	642	44,359
Nexi SpA (a) (e)	81	661
Poste Italiane SpA (e)	755	7,697
Prysmian SpA	116	4,870
Recordati Industria Chimica e Farmaceutica SpA	42	1,763
Snam SpA	1,203	6,380
Telecom Italia SpA (a)	1,392	459
Terna - Rete Elettrica Nazionale	829	6,803
UniCredit SpA	4,568	86,103

		531,200

Japan — 2.5%
Advantest Corp.	17	1,585
Aeon Co. Ltd.	62	1,199
AGC, Inc.	18	679
Aisin Corp.	14	378
Ajinomoto Co., Inc.	43	1,499
ANA Holdings, Inc. (a)	15	326
Asahi Group Holdings Ltd.	43	1,585
Asahi Intecc Co. Ltd.	20	359
Asahi Kasei Corp.	117	819
Astellas Pharma, Inc.	173	2,454
Azbil Corp.	11	296
Bandai Namco Holdings, Inc.	56	1,203
BayCurrent Consulting, Inc.	12	515
Bridgestone Corp.	54	2,181
Brother Industries Ltd.	22	331
Canon, Inc.	94	2,096
Capcom Co. Ltd.	16	580

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Central Japan Railway Co.	14		1,623
Chiba Bank Ltd. (The)	49		316
Chubu Electric Power Co., Inc.	60		634
Chugai Pharmaceutical Co. Ltd.	63		1,561
Concordia Financial Group Ltd.	102		374
CyberAgent, Inc.	40		336
Dai Nippon Printing Co. Ltd.	21		591
Daifuku Co. Ltd.	29		535
Dai-ichi Life Holdings, Inc.	92		1,695
Daiichi Sankyo Co. Ltd.	165		6,012
Daikin Industries Ltd.	23		4,198
Daito Trust Construction Co. Ltd.	6		578
Daiwa House Industry Co. Ltd.	57		1,334
Daiwa House REIT Investment Corp., Class A	—	(h)	422
Daiwa Securities Group, Inc.	124		584
Denso Corp.	41		2,303
Dentsu Group, Inc.	19		670
Disco Corp.	8		942
East Japan Railway Co.	29		1,577
Eisai Co. Ltd.	24		1,335
ENEOS Holdings, Inc.	291		1,020
FANUC Corp.	90		3,250
Fast Retailing Co. Ltd.	17		3,612
Fuji Electric Co. Ltd.	12		466
FUJIFILM Holdings Corp.	34		1,726
Fujitsu Ltd.	19		2,500
GLP J-Reit	—	(h)	430
GMO Payment Gateway, Inc.	4		346
Hakuhodo DY Holdings, Inc.	22		251
Hamamatsu Photonics KK	13		707
Hankyu Hanshin Holdings, Inc.	22		649
Hikari Tsushin, Inc.	2		267
Hirose Electric Co. Ltd.	3		353
Hitachi Construction Machinery Co. Ltd.	10		240
Hitachi Ltd.	91		5,007
Honda Motor Co. Ltd.	153		4,055
Hoshizaki Corp.	10		377
Hoya Corp.	34		3,702
Hulic Co. Ltd.	36		295
Ibiden Co. Ltd.	11		421
Idemitsu Kosan Co. Ltd.	20		433
Iida Group Holdings Co. Ltd.	14		225
Inpex Corp.	98		1,041
Isuzu Motors Ltd.	56		666
ITOCHU Corp.	112		3,641
Itochu Techno-Solutions Corp.	9		227
Japan Airlines Co. Ltd.	14		265

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Japan Exchange Group, Inc.	47		717
Japan Metropolitan Fund Invest	1		482
Japan Post Bank Co. Ltd.	138		1,127
Japan Post Holdings Co. Ltd.	224		1,815
Japan Post Insurance Co. Ltd.	19		291
Japan Real Estate Investment Corp.	—	(h)	462
Japan Tobacco, Inc.	113		2,385
JFE Holdings, Inc.	46		581
JSR Corp.	17		390
Kajima Corp.	40		485
Kansai Electric Power Co., Inc. (The)	66		640
KAO Corp.	44		1,705
KDDI Corp.	152		4,678
Keio Corp.	10		341
Keisei Electric Railway Co. Ltd.	12		373
Keyence Corp.	18		8,969
Kikkoman Corp.	14		694
Kintetsu Group Holdings Co. Ltd.	16		515
Kirin Holdings Co. Ltd.	78		1,231
Kobayashi Pharmaceutical Co. Ltd.	5		294
Kobe Bussan Co. Ltd.	14		391
Koei Tecmo Holdings Co. Ltd.	11		204
Koito Manufacturing Co. Ltd.	20		370
Komatsu Ltd.	87		2,160
Konami Group Corp.	9		399
Kose Corp.	3		380
Kubota Corp.	95		1,442
Kurita Water Industries Ltd.	10		449
Kyocera Corp.	30		1,581
Kyowa Kirin Co. Ltd.	25		550
Lasertec Corp.	7		1,262
Lixil Corp.	28		454
M3, Inc.	41		1,037
Makita Corp.	21		521
Marubeni Corp.	146		1,979
MatsukiyoCocokara & Co.	11		567
Mazda Motor Corp.	53		489
McDonald’s Holdings Co. Japan Ltd.	8		337
MEIJI Holdings Co. Ltd.	21		495
MINEBEA MITSUMI, Inc.	34		647
MISUMI Group, Inc.	27		671
Mitsubishi Chemical Group Corp.	122		726
Mitsubishi Corp.	118		4,230
Mitsubishi Electric Corp.	182		2,173
Mitsubishi Estate Co. Ltd.	106		1,258
Mitsubishi HC Capital, Inc.	62		318
Mitsubishi Heavy Industries Ltd.	30		1,120

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Mitsubishi UFJ Financial Group, Inc.	1,124		7,206
Mitsui & Co. Ltd.	135		4,202
Mitsui Chemicals, Inc.	17		444
Mitsui Fudosan Co. Ltd.	85		1,604
Mitsui OSK Lines Ltd.	32		805
Mizuho Financial Group, Inc.	227		3,215
MonotaRO Co. Ltd.	23		295
MS&AD Insurance Group Holdings, Inc.	40		1,249
Murata Manufacturing Co. Ltd.	54		3,291
NEC Corp.	23		884
Nexon Co. Ltd.	44		1,060
NGK Insulators Ltd.	22		296
Nidec Corp.	42		2,191
Nihon M&A Center Holdings, Inc.	29		215
Nintendo Co. Ltd.	104		4,032
Nippon Building Fund, Inc.	—	(h)	599
Nippon Express Holdings, Inc.	7		434
Nippon Paint Holdings Co. Ltd.	77		728
Nippon Prologis REIT, Inc.	—	(h)	421
Nippon Sanso Holdings Corp.	16		294
Nippon Shinyaku Co. Ltd.	5		212
Nippon Steel Corp.	76		1,792
Nippon Telegraph & Telephone Corp.	112		3,359
Nippon Yusen KK	46		1,070
Nissan Chemical Corp.	12		540
Nissan Motor Co. Ltd.	217		819
Nisshin Seifun Group, Inc.	19		221
Nissin Foods Holdings Co. Ltd.	6		530
Nitori Holdings Co. Ltd.	8		906
Nitto Denko Corp.	13		861
Nomura Holdings, Inc.	275		1,060
Nomura Real Estate Holdings, Inc.	11		250
Nomura Real Estate Master Fund, Inc.	—	(h)	444
Nomura Research Institute Ltd.	37		868
NTT Data Corp.	59		774
Obayashi Corp.	61		464
Obic Co. Ltd.	7		1,030
Odakyu Electric Railway Co. Ltd.	28		358
Oji Holdings Corp.	76		300
Olympus Corp.	115		2,018
Omron Corp.	17		1,013
Ono Pharmaceutical Co. Ltd.	34		704
Open House Group Co. Ltd.	8		281
Oracle Corp. Japan	4		267
Oriental Land Co. Ltd.	94		3,218
ORIX Corp.	112		1,853
Osaka Gas Co. Ltd.	35		580

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Otsuka Corp.	11	376
Otsuka Holdings Co. Ltd.	37	1,172
Pan Pacific International Holdings Corp.	36	687
Panasonic Holdings Corp.	208	1,859
Persol Holdings Co. Ltd.	17	334
Rakuten Group, Inc.	84	389
Recruit Holdings Co. Ltd.	136	3,730
Renesas Electronics Corp. (a)	111	1,602
Resona Holdings, Inc.	204	985
Ricoh Co. Ltd.	52	386
Rohm Co. Ltd.	8	683
SBI Holdings, Inc.	23	453
SCSK Corp.	15	220
Secom Co. Ltd.	20	1,226
Seiko Epson Corp.	26	373
Sekisui Chemical Co. Ltd.	35	491
Sekisui House Ltd.	58	1,190
Seven & i Holdings Co. Ltd.	71	3,203
SG Holdings Co. Ltd.	27	399
Sharp Corp.	22	158
Shimadzu Corp.	22	694
Shimano, Inc.	7	1,196
Shimizu Corp.	52	294
Shin-Etsu Chemical Co. Ltd.	174	5,648
Shionogi & Co. Ltd.	25	1,132
Shiseido Co. Ltd.	38	1,768
Shizuoka Financial Group, Inc.	42	299
SMC Corp.	5	2,863
SoftBank Corp.	270	3,119
SoftBank Group Corp.	113	4,458
Sompo Holdings, Inc.	29	1,157
Sony Group Corp.	118	10,784
Square Enix Holdings Co. Ltd.	8	384
Subaru Corp.	57	916
SUMCO Corp.	33	492
Sumitomo Chemical Co. Ltd.	139	468
Sumitomo Corp.	106	1,876
Sumitomo Electric Industries Ltd.	67	856
Sumitomo Metal Mining Co. Ltd.	23	884
Sumitomo Mitsui Financial Group, Inc.	123	4,914
Sumitomo Mitsui Trust Holdings, Inc.	31	1,068
Sumitomo Realty & Development Co. Ltd.	29	653
Suntory Beverage & Food Ltd.	13	484
Suzuki Motor Corp.	34	1,253
Sysmex Corp.	16	1,044
T&D Holdings, Inc.	51	626
Taisei Corp.	17	523

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Takeda Pharmaceutical Co. Ltd.	141	4,644
TDK Corp.	36	1,303
Terumo Corp.	61	1,644
TIS, Inc.	21	558
Tobu Railway Co. Ltd.	18	421
Toho Co. Ltd.	11	403
Tokio Marine Holdings, Inc.	173	3,324
Tokyo Electric Power Co. Holdings, Inc. (a)	145	516
Tokyo Electron Ltd.	42	5,168
Tokyo Gas Co. Ltd.	37	686
Tokyu Corp.	50	659
TOPPAN INC	25	494
Toray Industries, Inc.	132	755
Toshiba Corp.	37	1,239
Tosoh Corp.	24	330
TOTO Ltd.	13	442
Toyota Industries Corp.	14	763
Toyota Motor Corp.	996	14,184
Toyota Tsusho Corp.	20	861
Trend Micro, Inc.	13	613
Unicharm Corp.	38	1,566
USS Co. Ltd.	19	333
Welcia Holdings Co. Ltd.	9	195
West Japan Railway Co.	21	844
Yakult Honsha Co. Ltd.	12	872
Yamaha Corp.	13	506
Yamaha Motor Co. Ltd.	28	728
Yamato Holdings Co. Ltd.	27	467
Yaskawa Electric Corp.	22	982
Yokogawa Electric Corp.	21	347
Z Holdings Corp.	249	706
ZOZO, Inc.	12	270

		312,111

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	116	2,400

Luxembourg — 0.0% (g)
ArcelorMittal SA	73	2,219
Aroundtown SA	141	201
Eurofins Scientific SE	19	1,269
Tenaris SA	69	972

		4,661

Netherlands — 8.3%
ABN AMRO Bank NV, CVA (e)	959	15,209
Adyen NV (a) (e)	3	4,844
Aegon NV	2,596	11,147
Akzo Nobel NV	26	2,009

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
Argenx SE (a)	8	2,863
ASM International NV	99	40,314
ASML Holding NV	854	582,186
Euronext NV (e)	125	9,549
EXOR NV (a)	157	12,976
Heineken Holding NV	281	25,743
Heineken NV	632	67,886
IMCD NV	26	4,253
ING Groep NV	8,861	105,229
JDE Peet’s NV	14	404
Just Eat Takeaway.com NV (a) (e)	25	487
Koninklijke Ahold Delhaize NV	147	5,013
Koninklijke DSM NV	25	2,906
Koninklijke KPN NV	463	1,634
Koninklijke Philips NV	125	2,302
NN Group NV	406	14,747
OCI NV	15	495
Prosus NV (a)	113	8,826
QIAGEN NV (a)	32	1,449
Randstad NV	55	3,237
Stellantis NV	6,188	112,543
Universal Music Group NV	102	2,572
Wolters Kluwer NV	117	14,822

		1,055,645

Norway — 0.8%
Adevinta ASA, Class B (a)	41	288
Aker BP ASA	45	1,097
DNB Bank ASA	2,207	39,501
Equinor ASA	1,776	50,495
Gjensidige Forsikring ASA	290	4,750
Kongsberg Gruppen ASA	40	1,608
Mowi ASA	58	1,078
Norsk Hydro ASA	191	1,423
Orkla ASA	105	745
Salmar ASA	9	399
Telenor ASA	99	1,164
Yara International ASA	23	1,002

		103,550

Portugal — 0.2%
EDP - Energias de Portugal SA	1,684	9,176
Galp Energia SGPS SA	936	10,594
Jeronimo Martins SGPS SA	40	927

		20,697

South Korea — 1.1%
Samsung Electronics Co. Ltd.	2,645	130,814
Samsung Electronics Co. Ltd. (Registered), GDR	2	2,050

		132,864

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Spain — 3.4%
Acciona SA	15	2,921
ACS Actividades de Construccion y Servicios SA	100	3,173
Aena SME SA (a) (e)	34	5,551
Amadeus IT Group SA (a)	64	4,264
Banco Bilbao Vizcaya Argentaria SA	14,341	102,531
Banco Santander SA	39,948	148,867
CaixaBank SA	10,533	41,099
Cellnex Telecom SA (e)	80	3,097
Corp. ACCIONA Energias Renovables SA	39	1,510
EDP Renovaveis SA	148	3,381
Enagas SA	100	1,916
Endesa SA	188	4,088
Ferrovial SA	223	6,552
Grifols SA (a)	42	419
Iberdrola SA	3,588	44,698
Industria de Diseno Textil SA	154	5,161
Naturgy Energy Group SA	87	2,605
Red Electrica Corp. SA	224	3,942
Repsol SA	2,575	39,595
Telefonica SA	740	3,185

		428,555

Sweden — 2.6%
Alfa Laval AB	132	4,707
Assa Abloy AB, Class B	455	10,899
Atlas Copco AB, Class A	1,215	15,397
Atlas Copco AB, Class B	719	8,274
Boliden AB	38	1,506
Electrolux AB, Class B	30	359
Embracer Group AB, Class B (a)	90	422
Epiroc AB, Class A	305	6,053
Epiroc AB, Class B	173	2,953
EQT AB	518	10,581
Essity AB, Class B	85	2,439
Evolution AB (e)	26	3,431
Fastighets AB Balder, Class B (a)	89	365
Getinge AB, Class B	32	783
H & M Hennes & Mauritz AB, Class B	102	1,453
Hexagon AB, Class B	273	3,146
Holmen AB, Class B	13	504
Husqvarna AB, Class B	190	1,645
Industrivarden AB, Class A	185	5,004
Industrivarden AB, Class C	226	6,095
Indutrade AB	126	2,682
Investment AB Latour, Class B	68	1,391
Investor AB, Class A	726	14,810
Investor AB, Class B	2,647	52,728

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Kinnevik AB, Class B (a)	352		5,260
L E Lundbergforetagen AB, Class B	109		4,956
Lifco AB, Class B	108		2,322
Nibe Industrier AB, Class B	691		7,874
Sagax AB, Class B	27		626
Sandvik AB	484		10,271
Securitas AB, Class B	225		1,998
Skandinaviska Enskilda Banken AB, Class A (a)	3,841		42,396
Skanska AB, Class B	155		2,374
SKF AB, Class B	174		3,434
Svenska Cellulosa AB SCA, Class B	84		1,110
Svenska Handelsbanken AB, Class A	3,472		30,071
Swedbank AB, Class A	2,153		35,409
Swedish Orphan Biovitrum AB (a)	24		550
Tele2 AB, Class B	81		807
Telefonaktiebolaget LM Ericsson, Class B	409		2,398
Telia Co. AB	375		951
Volvo AB, Class A	91		1,955
Volvo AB, Class B	686		14,128
Volvo Car AB, Class B (a)	1,639		7,170

			333,687

Switzerland — 16.1%
ABB Ltd. (Registered)	715		24,591
Adecco Group AG (Registered)	73		2,659
Alcon, Inc.	70		4,971
Bachem Holding AG, Class B	5		472
Baloise Holding AG (Registered)	66		10,343
Banque Cantonale Vaudoise (Registered)	72		6,804
Barry Callebaut AG (Registered)	10		20,652
BKW AG	12		1,930
Chocoladefabriken Lindt & Spruengli AG	3		33,755
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	34,820
Cie Financiere Richemont SA (Registered), Class A	1,633		261,896
Clariant AG (Registered) (a)	30		502
Coca-Cola HBC AG	553		15,127
Credit Suisse Group AG (Registered)	5,243		4,708
EMS-Chemie Holding AG (Registered)	1		830
Geberit AG (Registered)	16		9,112
Givaudan SA (Registered)	1		4,238
Glencore plc	4,557		26,223
Holcim AG (a)	77		4,992
Julius Baer Group Ltd.	309		21,116
Kuehne + Nagel International AG (Registered)	25		7,368
Logitech International SA (Registered)	24		1,406
Lonza Group AG (Registered)	10		6,298
Nestle SA (Registered)	7,522		917,206
Novartis AG (Registered)	860		78,942

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Partners Group Holding AG	33	31,054
Roche Holding AG	289	82,868
Schindler Holding AG	19	4,210
Schindler Holding AG (Registered)	10	2,214
SGS SA (Registered)	3	6,381
SIG Group AG (a)	43	1,105
Sika AG (Registered)	21	5,756
Sonova Holding AG (Registered)	7	2,160
STMicroelectronics NV	1,448	77,152
Straumann Holding AG (Registered)	16	2,352
Swatch Group AG (The)	91	31,308
Swatch Group AG (The) (Registered)	163	10,338
Swiss Life Holding AG (Registered)	45	27,672
Swiss Prime Site AG (Registered)	11	899
Swiss Re AG	438	45,002
Swisscom AG (Registered)	4	2,301
Temenos AG (Registered)	9	624
UBS Group AG (Registered)	4,863	102,896
VAT Group AG (e)	12	4,451
Zurich Insurance Group AG	218	104,697

		2,046,401

Taiwan — 1.2%
ASE Technology Holding Co. Ltd.	924	3,429
eMemory Technology, Inc.	18	1,108
Globalwafers Co. Ltd.	62	1,060
MediaTek, Inc.	429	11,122
Nanya Technology Corp.	347	761
Novatek Microelectronics Corp.	163	2,316
Powerchip Semiconductor Manufacturing Corp.	829	906
Realtek Semiconductor Corp.	130	1,659
Taiwan Semiconductor Manufacturing Co. Ltd.	6,949	121,779
United Microelectronics Corp. (a)	3,349	5,861
Vanguard International Semiconductor Corp.	252	806
Win Semiconductors Corp.	95	573
Winbond Electronics Corp.	837	732

		152,112

United Arab Emirates — –%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 21.2%
3i Group plc	1,710	35,633
abrdn plc	3,574	8,995
Admiral Group plc	318	7,995
Anglo American plc	562	18,700
Ashtead Group plc	332	20,417
Associated British Foods plc	158	3,780
AstraZeneca plc	1,083	150,050

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Auto Trader Group plc (e)	410	3,131
Aviva plc	4,910	24,527
BAE Systems plc	2,339	28,293
Barclays plc	42,492	76,482
Barratt Developments plc	446	2,565
Berkeley Group Holdings plc	48	2,469
BP plc	39,308	248,449
British American Tobacco plc	941	32,983
British Land Co. plc (The)	392	1,881
BT Group plc	3,065	5,521
Bunzl plc	256	9,686
Burberry Group plc	1,320	42,277
CNH Industrial NV	465	7,117
Coca-Cola Europacific Partners plc	500	29,623
Compass Group plc	777	19,534
Croda International plc	62	4,989
Diageo plc	6,225	277,821
Entain plc	262	4,063
GSK plc	2,843	50,229
Haleon plc	2,244	8,914
Halma plc	167	4,623
Hargreaves Lansdown plc	621	6,153
HSBC Holdings plc	53,516	363,721
Imperial Brands plc	397	9,132
Informa plc	631	5,405
InterContinental Hotels Group plc	78	5,099
Intertek Group plc	122	6,120
J Sainsbury plc	781	2,687
JD Sports Fashion plc	1,151	2,535
Johnson Matthey plc	80	1,971
Kingfisher plc	859	2,777
Land Securities Group plc	308	2,365
Legal & General Group plc	10,473	30,974
Lloyds Banking Group plc	180,309	106,012
London Stock Exchange Group plc	663	64,411
M&G plc	3,930	9,633
Melrose Industries plc	3,075	6,333
Mondi plc	214	3,403
National Grid plc	1,619	21,906
NatWest Group plc	14,238	46,459
Next plc	57	4,630
Ocado Group plc (a)	258	1,710
Pearson plc	287	3,005
Persimmon plc	142	2,206
Phoenix Group Holdings plc	1,312	8,868
Prudential plc	4,824	66,042
Reckitt Benckiser Group plc	317	24,089

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
RELX plc	1,450	46,970
Rentokil Initial plc	1,903	13,912
Rio Tinto plc	498	33,773
Rolls-Royce Holdings plc (a)	6,325	11,650
Sage Group plc (The)	450	4,316
Schroders plc	1,562	8,909
Segro plc	537	5,118
Severn Trent plc	111	3,946
Shell plc	15,288	435,677
Smith & Nephew plc	387	5,377
Smiths Group plc	268	5,693
Spirax-Sarco Engineering plc	56	8,172
SSE plc	478	10,663
St James’s Place plc	954	14,313
Standard Chartered plc	6,593	49,966
Taylor Wimpey plc	1,573	2,314
Tesco plc	3,268	10,712
Unilever plc	1,122	58,118
United Utilities Group plc	301	3,941
Vodafone Group plc	11,531	12,720
Whitbread plc	89	3,303
WPP plc	476	5,652

		2,693,608

Total Common Stocks (Cost $10,887,682)		12,333,030

Preferred Stocks — 1.4%
Germany — 1.2%
Bayerische Motoren Werke AG	164	16,728
Dr Ing hc F Porsche AG (a)	313	40,221
Henkel AG & Co. KGaA	27	2,078
Porsche Automobil Holding SE	421	24,185
Sartorius AG	3	1,441
Volkswagen AG	511	69,712

		154,365

South Korea — 0.2%
Samsung Electronics Co. Ltd.	456	18,968

Total Preferred Stocks (Cost $174,108)		173,333

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 0.7%
Time Deposits — 0.7%
Australia & New Zealand Banking Group Ltd., 4.18%, 04/03/2023		1,466	1,466
Barclays SA, 4.18%, 04/03/2023		1,770	1,770
Brown Brothers Harriman & Co.,
0.00%, 04/03/2023	CHF	18,509	20,230
1.40%, 04/03/2023	DKK	23,693	3,449
1.58%, 04/03/2023	NOK	19,016	1,816
1.74%, 04/03/2023	SEK	30,082	2,898
3.15%, 04/03/2023	GBP	9,136	11,271
Citibank NA,
1.91%, 04/03/2023	EUR	29,712	32,222
4.18%, 04/03/2023		2,354	2,354
Royal Bank of Canada, 4.18%, 04/03/2023		1,683	1,683
Skandinaviska Enskilda Banken, 3.15%, 04/03/2023	GBP	6,362	7,848
Sumitomo Mitsui Banking Corp., (0.53%), 04/03/2023	JPY	109,964	828
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 04/03/2023		1,112	1,112

Total Short-Term Investments (Cost $88,947)			88,947

Total Investments — 99.1% (Cost - $11,150,737) *			12,595,310
Other Assets in Excess of Liabilities — 0.9%			117,664

NET ASSETS — 100.0%			$12,712,974

Percentages indicated are based on net assets.

Futures contracts outstanding as of March 31, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Amsterdam Index	15	04/2023	EUR	2,370	91
Euro STOXX 50 Index	1,457	06/2023	EUR	64,430	2,899
FTSE 100 Index	507	06/2023	GBP	46,985	791
MSCI Emerging Markets Index	54	06/2023	USD	2,622	66
SGX FTSE Taiwan Index	20	04/2023	USD	1,109	1
TOPIX Index	28	06/2023	JPY	4,201	24

Total unrealized appreciation (depreciation)					3,872

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Summary of Investments by Industry, March 31, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.4%
Apparel	10.3%
Oil & Gas	9.1%
Semiconductors	9.0%
Food	8.4%
Insurance	6.1%
Beverages	5.9%
Auto Manufacturers	5.7%
Pharmaceuticals	4.6%
Software	3.6%
Retail	3.2%
Electric	1.6%
Diversified Financial Services	1.6%
Commercial Services	1.2%
Investment Companies	1.0%
Others (Each less than 1.0%)	11.6%
Short-Term Investments	0.7%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 105.3%
Asset-Backed Securities — 0.8%
Anchorage Capital CLO 11 Ltd., (Cayman Islands), Series 2019-11A, Class AR, (ICE LIBOR USD 3 Month + 1.14%), 5.96%, 07/22/2032 (e) (aa)		1,900	1,857
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 5.84%, 01/15/2032 (e) (aa)		3,300	3,243
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 5.94%, 01/16/2030 (e) (aa)		4,589	4,551
Benefit Street Partners CLO XVII Ltd., (Cayman Islands), Series 2019-17A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.87%, 07/15/2032 (e) (aa)		4,300	4,221
CARLYLE US CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.00%), 5.81%, 04/20/2031 (e) (aa)		1,900	1,866
Carmax Auto Owner Trust, Series 2020-1, Class A3, 1.89%, 12/16/2024		65	65
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 5.77%, 10/24/2030 (e) (aa)		3,100	3,055
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.03%), 5.84%, 04/20/2030 (e) (aa)		5,062	4,984
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 2.95%, 04/15/2033 (e) (aa)	EUR	7,600	7,994
Dryden 36 Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (ICE LIBOR USD 3 Month + 1.02%), 5.81%, 04/15/2029 (e) (aa)		5,447	5,401
Ford Credit Auto Owner Trust, Series 2020-B, Class A4, 0.79%, 11/15/2025		850	821
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class A4, 1.74%, 08/18/2025		500	488
Series 2023-1, Class A3, 4.66%, 02/16/2028		1,850	1,855
Series 2023-1, Class A4, 4.59%, 07/17/2028		230	229
Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.41%, 11/15/2024		34	34
Madison Park Funding XXVI Ltd., (Cayman Islands), Series 2017-26A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.00%, 07/29/2030 (e) (aa)		2,351	2,328
Magnetite XVIII Ltd., (Cayman Islands), Series 2016-18A, Class AR2, (ICE LIBOR USD 3 Month + 0.88%), 5.74%, 11/15/2028 (e) (aa)		6,935	6,852
Marathon CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A1AR, (ICE LIBOR USD 3 Month + 1.15%), 5.94%, 04/15/2029 (e) (aa)		237	236
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 5.83%, 10/15/2030 (e) (aa)		1,731	1,706

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Mountain View CLO LLC, (Cayman Islands),
Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.09%), 5.88%, 10/16/2029 (e) (aa)	1,423	1,410
Series 2017-2A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 5.83%, 01/16/2031 (e) (aa)	2,900	2,860
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.38%, 12/16/2024	31	31
OCP CLO Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 6.07%, 11/20/2030 (e) (aa)	5,000	4,953
Sculptor CLO XXV Ltd., (Cayman Islands), Series 25A, Class A1, (ICE LIBOR USD 3 Month + 1.27%), 6.06%, 01/15/2031 (e) (aa)	1,200	1,183
Sound Point CLO XII Ltd., (Cayman Islands), Series 2016-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 5.86%, 10/20/2028 (e) (aa)	36	36
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 5.85%, 07/15/2031 (e) (aa)	700	690
Vibrant CLO VI Ltd., (Cayman Islands), Series 2017-6A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 5.91%, 06/20/2029 (e) (aa)	1,806	1,784
Voya CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 5.74%, 04/17/2030 (e) (aa)	4,534	4,474
Wellfleet CLO Ltd., (Cayman Islands), Series 2015-1A, Class AR4, (ICE LIBOR USD 3 Month + 0.89%), 5.70%, 07/20/2029 (e) (aa)	925	912
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.10%, 04/15/2025	39	38

Total Asset-Backed Securities (Cost $72,166)		70,157

Collateralized Mortgage Obligations — 2.1%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,982	4,841
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 5.00%, 05/25/2051 (e) (aa)	438	400
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 1.32%, 01/15/2038 (aa)	1,229	100
Series 3680, Class SA, IF, IO, (5.00% - ICE LIBOR USD 1 Month), 0.32%, 06/15/2040 (aa)	2,306	113
Series 4023, Class S, IF, IO, (6.25% - ICE LIBOR USD 1 Month), 1.57%, 03/15/2042 (aa)	1,071	98
Series 4056, Class GS, IF, IO, (6.65% - ICE LIBOR USD 1 Month), 1.97%, 12/15/2041 (aa)	587	49
Series 4134, Class PI, IO, 3.00%, 11/15/2042	475	55
Series 4165, Class TI, IO, 3.00%, 12/15/2042	508	35
Series 4479, Class AI, IO, 3.50%, 09/15/2025	3,834	113
Series 4598, Class IK, IO, 3.50%, 03/15/2046	613	109
Series 4710, Class EI, IO, 3.50%, 11/15/2031	3,436	269
Series 4751, Class EF, (ICE LIBOR USD 1 Month + 0.25%), 4.93%, 05/15/2041 (aa)	2,881	2,785
Series 4764, Class WF, (ICE LIBOR USD 1 Month + 0.30%), 4.98%, 02/15/2048 (aa)	4,909	4,713
Series 4790, Class F, (ICE LIBOR USD 1 Month + 0.19%), 4.87%, 10/15/2043 (aa)	1,919	1,864
Series 4825, Class SE, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 1.52%, 09/15/2048 (aa)	4,247	518

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 4888, Class IB, IO, 4.00%, 03/15/2047	348	50
Series 4990, Class MI, IO, 4.00%, 07/25/2050	4,460	1,007
Series 5003, Class AS, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 1.25%, 08/25/2050 (aa)	7,262	1,026
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	5,382	840
Series 5016, Class PI, IO, 3.00%, 09/25/2050	11,452	1,738
Series 5024, Class BI, IO, 2.00%, 10/25/2050	18,560	2,140
Series 5034, Class MI, IO, 2.00%, 11/25/2050	2,005	259
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,878	534
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,901	402
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,765	240
Series 5056, Class PI, IO, 2.50%, 12/25/2050	8,942	1,056
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,788	521
Series 5065, Class IG, IO, 3.00%, 01/25/2051	3,411	516
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,398	176
Series 5069, Class LI, IO, 2.50%, 02/25/2051	14,868	2,145
Series 5071, Class IN, IO, 4.00%, 08/25/2050	5,699	1,251
Series 5087, Class IL, IO, 3.00%, 03/25/2051	2,048	321
Series 5124, Class LI, IO, 4.50%, 07/25/2051	12,361	2,700
Series 5202, Class UI, IO, 3.50%, 01/25/2052	4,364	767
Series 5210, Class AI, IO, 3.50%, 01/25/2042	4,518	616
Series 5227, Class EI, IO, 4.00%, 04/25/2050	4,938	564
FHLMC STRIPs, Series 365, Class C2, IO, 4.00%, 06/15/2049	4,129	772
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.90% - ICE LIBOR USD 1 Month), 3.05%, 05/25/2037 (aa)	396	56
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	318	261
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	150	34
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.44% - ICE LIBOR USD 1 Month), 1.59%, 04/25/2037 (aa)	1,704	169
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	474	21
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	1,109	23
Series 2012-135, Class SB, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 1.25%, 12/25/2042 (aa)	992	107
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	260
Series 2014-34, Class US, IF, (8.60% - ICE LIBOR USD 1 Month), 0.00%, 06/25/2044 (aa)	67	56
Series 2016-26, Class SY, IF, (7.03% - ICE LIBOR USD 1 Month), 0.00%, 11/25/2042 (aa)	514	352
Series 2016-63, Class AS, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 1.15%, 09/25/2046 (aa)	1,642	193
Series 2017-97, Class BF, (ICE LIBOR USD 1 Month + 0.30%), 5.15%, 12/25/2047 (aa)	5,000	4,844
Series 2018-67, Class HF, (ICE LIBOR USD 1 Month + 0.30%), 5.15%, 09/25/2048 (aa)	2,684	2,539
Series 2018-67, Class SH, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 1.35%, 09/25/2048 (aa)	3,426	384
Series 2018-77, Class PF, (ICE LIBOR USD 1 Month + 0.30%), 5.15%, 10/25/2048 (aa)	2,128	2,045
Series 2019-48, Class IB, IO, 0.67%, 06/25/2039 (z)	22,329	500
Series 2019-68, Class US, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 1.15%, 11/25/2049 (aa)	6,388	839

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	644	98
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	13,101	2,134
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	11,760	2,186
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	8,878	1,271
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	10,650	1,104
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,400	522
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	10,067	1,259
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	11,626	1,929
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	973	156
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,320	379
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 3.79%, 03/25/2061 (aa)	10,091	9,847
GNMA,
Series 2015-H03, Class FA, (ICE LIBOR USD 1 Month + 0.50%), 5.07%, 12/20/2064 (aa)	61	60
Series 2015-H33, Class FA, (ICE LIBOR USD 1 Month + 0.66%), 5.23%, 12/20/2065 (aa)	9,674	9,544
Series 2017-H03, Class HA, 3.00%, 01/20/2067	4,441	4,282
Series 2019-H08, Class FE, (ICE LIBOR USD 1 Month + 0.65%), 5.22%, 01/20/2069 (aa)	4,286	4,157
Series 2019-H16, Class FD, (ICE LIBOR USD 1 Month + 0.80%), 5.37%, 10/20/2069 (aa)	2,426	2,394
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	11,373	1,571
Series 2020-142, Class MT, IF, IO, (6.15% - ICE LIBOR USD 1 Month), 0.05%, 07/20/2047 (aa)	13,934	26
Series 2020-142, Class TN, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 0.10%, 09/20/2047 (aa)	18,725	78
Series 2020-H12, Class F, (ICE LIBOR USD 1 Month + 0.50%), 5.07%, 07/20/2070 (aa)	596	579
Series 2020-H13, Class FA, (ICE LIBOR USD 1 Month + 0.45%), 5.02%, 07/20/2070 (aa)	5,001	4,834
Series 2020-H14, Class FH, (ICE LIBOR USD 1 Month + 1.25%), 5.82%, 08/20/2070 (aa)	6,858	6,936
Series 2020-H15, Class FH, (ICE LIBOR USD 1 Month + 1.05%), 5.62%, 07/20/2070 (aa)	2,924	2,922
Series 2020-H15, Class FK, (ICE LIBOR USD 1 Month + 1.25%), 5.82%, 04/20/2070 (aa)	5,185	5,167
Series 2020-H16, Class FN, (ICE LIBOR USD 1 Month + 1.25%), 5.82%, 09/20/2070 (aa)	1,879	1,899
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	12,184	1,381
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	12,374	1,704
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	10,715	1,408
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	11,319	1,299
Series 2021-H03, Class ML, 6.53%, 01/20/2071 (z)	10,155	10,377
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 6.06%, 09/20/2071 (aa)	7,733	7,926
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 6.06%, 09/20/2071 (aa)	9,631	9,897
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 5.23%, 04/20/2072 (aa)	556	546
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.46%, 01/20/2073 (aa)	2,923	2,923
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 5.46%, 01/20/2073 (aa)	8,575	8,574
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 5.46%, 01/20/2073 (aa)	6,491	6,490

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.43%, 02/20/2073 (aa)	11,701	11,677
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	1,124	909
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (e) (z)	872	706
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	2,171	2,024
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	3,727	3,360
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 5.00%, 09/25/2051 (e) (aa)	1,900	1,732
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 10/25/2051 (e) (aa)	442	402
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 07/25/2051 (e) (aa)	8,776	8,029
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	4,171	3,364

Total Collateralized Mortgage Obligations (Cost $215,741)		198,448

Commercial Mortgage-Backed Securities — 0.5%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	336	324
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	683
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	477
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,187
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	882
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	463
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	541
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	172
BCP Trust, Series 2021-330N, Class A, (ICE LIBOR USD 1 Month + 0.80%), 5.48%, 06/15/2038 (e) (aa)	2,800	2,579
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	292
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	413
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	599
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 5.93%, 09/15/2036 (e) (aa)	4,600	4,471
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (ICE LIBOR USD 1 Month + 0.73%), 5.41%, 10/15/2036 (e) (aa)	2,235	2,148
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	868	827
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,015
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	241
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500	483
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	472
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	211

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	271	262
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	242	233
CSMC, Series 2020-FACT, Class A, (ICE LIBOR USD 1 Month + 1.35%), 6.03%, 10/15/2037 (e) (aa)	2,100	2,044
FHLMC Multifamily Structured Pass Through Certificates,
Series K047, Class A2, 3.33%, 05/25/2025 (z)	1,000	975
Series K049, Class A2, 3.01%, 07/25/2025	250	242
Series K057, Class A2, 2.57%, 07/25/2026	850	805
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	969
Series K071, Class A2, 3.29%, 11/25/2027	500	480
Series K073, Class A2, 3.35%, 01/25/2028	1,000	962
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	487
Series K094, Class A2, 2.90%, 06/25/2029	112	104
Series K103, Class A2, 2.65%, 11/25/2029	500	455
Series K108, Class A2, 1.52%, 03/25/2030	304	256
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,235
Series K118, Class A2, 1.49%, 09/25/2030	500	414
Series K725, Class A2, 3.00%, 01/25/2024	219	215
Series K726, Class A2, 2.91%, 04/25/2024	687	672
Series K729, Class A2, 3.14%, 10/25/2024	200	195
Series K737, Class A2, 2.53%, 10/25/2026	650	613
Series K-152, Class A2, 3.78%, 11/25/2032 (z)	2,500	2,410
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	465	446
Series 2016-M5, Class A2, 2.47%, 04/25/2026	500	473
Series 2017-M11, Class A2, 2.98%, 08/25/2029	1,000	934
Series 2017-M12, Class A2, 3.06%, 06/25/2027 (z)	96	91
Series 2017-M13, Class A2, 2.93%, 09/25/2027 (z)	514	487
Series 2018-M8, Class A2, 3.30%, 06/25/2028 (z)	908	871
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	825
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	218
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	470
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	461
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	940
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	687	661
Series 2018-C12, Class A5, 4.30%, 08/15/2051	1,380	1,308
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.41%, 12/15/2047	420	402
Series 2015-C27, Class A5, 3.45%, 02/15/2048	918	878
Series 2015-LC20, Class A5, 3.18%, 04/15/2050	500	477
Series 2017-C39, Class A5, 3.42%, 09/15/2050	1,000	924
Series 2017-C40, Class A4, 3.58%, 10/15/2050	550	511
Series 2018-C44, Class A5, 4.21%, 05/15/2051	1,000	947
Series 2021-C60, Class A4, 2.34%, 08/15/2054	550	446

Total Commercial Mortgage-Backed Securities (Cost $50,709)		45,278

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 47.6%
Basic Materials — 1.3%
Chemicals — 0.7%
Air Liquide Finance SA, (France),
Reg. S, 0.63%, 06/20/2030	EUR	800	729
Reg. S, 0.75%, 06/13/2024	EUR	1,200	1,262
Air Products and Chemicals, Inc.,
0.50%, 05/05/2028	EUR	1,000	926
0.80%, 05/05/2032	EUR	2,000	1,686
1.00%, 02/12/2025	EUR	4,450	4,632
2.80%, 05/15/2050		15	11
4.00%, 03/03/2035	EUR	1,600	1,744
Akzo Nobel NV, (Netherlands),
Reg. S, 1.50%, 03/28/2028	EUR	1,000	978
Reg. S, 2.00%, 03/28/2032	EUR	1,000	913
Albemarle Corp., 5.65%, 06/01/2052		210	201
Albemarle New Holding GmbH, (Germany), Reg. S, 1.63%, 11/25/2028	EUR	3,900	3,713
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	814
Reg. S, 2.00%, 09/17/2030	EUR	1,000	960
Arkema SA, (France),
Reg. S, 0.75%, 12/03/2029	EUR	1,000	908
Reg. S, (EUR Swap Rate 5 Year + 1.57%), 1.50%, 10/21/2025 (x) (aa)	EUR	1,000	941
Reg. S, 1.50%, 04/20/2027	EUR	1,000	1,005
Brenntag Finance BV, (Netherlands),
Reg. S, 0.50%, 10/06/2029	EUR	500	427
Reg. S, 1.13%, 09/27/2025	EUR	1,000	1,025
Cabot Corp., 4.00%, 07/01/2029		30	28
Celanese US Holdings LLC, 4.78%, 07/19/2026	EUR	3,900	4,156
CF Industries, Inc.,
4.50%, 12/01/2026 (e)		1,800	1,751
4.95%, 06/01/2043		505	434
5.38%, 03/15/2044		42	38
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	1,901
Dow Chemical Co. (The),
4.55%, 11/30/2025		118	116
5.25%, 11/15/2041		600	580
6.90%, 05/15/2053		1,155	1,328
Eastman Chemical Co., 1.88%, 11/23/2026	EUR	1,500	1,508
Ecolab, Inc., 1.00%, 01/15/2024	EUR	1,950	2,074
EIDP, Inc., 2.30%, 07/15/2030		404	347
FMC Corp., 3.20%, 10/01/2026		10	9
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	99
Huntsman International LLC, 4.50%, 05/01/2029		975	914

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
International Flavors & Fragrances, Inc., 1.80%, 09/25/2026	EUR	1,500	1,474
LANXESS AG, (Germany),
Reg. S, 0.00%, 09/08/2027	EUR	1,000	931
Reg. S, 0.63%, 12/01/2029	EUR	500	427
Reg. S, 1.75%, 03/22/2028	EUR	1,000	979
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	1,000	961
Reg. S, 0.55%, 05/19/2032	EUR	800	676
Reg. S, 1.00%, 04/20/2028	EUR	1,000	987
Reg. S, 1.88%, 05/22/2024	EUR	1,825	1,957
Linde plc, (Ireland), Reg. S, 1.00%, 09/30/2051	EUR	1,500	884
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		550	485
LYB International Finance II BV, (Netherlands),
0.88%, 09/17/2026	EUR	1,000	977
1.63%, 09/17/2031	EUR	1,000	892
3.50%, 03/02/2027		100	96
LYB International Finance III LLC,
3.38%, 10/01/2040		290	214
3.63%, 04/01/2051		235	167
PPG Industries, Inc.,
0.88%, 11/03/2025	EUR	1,000	1,015
1.20%, 03/15/2026		35	31
1.40%, 03/13/2027	EUR	1,000	999
1.88%, 06/01/2025	EUR	1,500	1,565
2.75%, 06/01/2029	EUR	4,200	4,241
Solvay SA, (Belgium),
Reg. S, 0.50%, 09/06/2029	EUR	2,000	1,801
Reg. S, 2.75%, 12/02/2027	EUR	1,000	1,047
Westlake Corp., 1.63%, 07/17/2029	EUR	3,000	2,735
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	842

			64,541

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		100	126
Mondi Finance Europe GmbH, (Austria), Reg. S, 2.38%, 04/01/2028	EUR	500	498
Mondi Finance plc, (United Kingdom),
Reg. S, 1.50%, 04/15/2024	EUR	500	529
Reg. S, 1.63%, 04/27/2026	EUR	1,000	1,008

			2,161

Iron/Steel — 0.1%
ArcelorMittal SA, (Luxembourg),
Reg. S, 1.75%, 11/19/2025	EUR	1,500	1,536
Reg. S, 4.88%, 09/26/2026	EUR	1,500	1,659
Reliance Steel & Aluminum Co.,
1.30%, 08/15/2025		320	294
2.15%, 08/15/2030		980	823

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Iron/Steel — continued
Steel Dynamics, Inc.,
3.25%, 01/15/2031		4,310	3,829
3.45%, 04/15/2030		155	141
Vale Overseas Ltd., (Cayman Islands), 3.75%, 07/08/2030		245	220

			8,502

Mining — 0.5%
Anglo American Capital plc, (United Kingdom),
Reg. S, 1.63%, 09/18/2025	EUR	1,000	1,024
Reg. S, 1.63%, 03/11/2026	EUR	1,000	1,016
Reg. S, 3.38%, 03/11/2029	GBP	1,500	1,625
Reg. S, 4.75%, 09/21/2032	EUR	1,000	1,090
AngloGold Ashanti Holdings plc, (Isle of Man), 3.75%, 10/01/2030		350	306
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	983
BHP Billiton Finance Ltd., (Australia),
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	1,898	2,007
Series 12, Reg. S, 4.30%, 09/25/2042	GBP	1,000	1,095
Series 13, Reg. S, 3.13%, 04/29/2033	EUR	3,941	3,938
Series 17, Reg. S, 1.50%, 04/29/2030	EUR	2,175	2,005
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		600	607
4.90%, 02/28/2033		275	280
Freeport-McMoRan, Inc., 4.13%, 03/01/2028		1,500	1,406
Glencore Capital Finance DAC, (Ireland),
Reg. S, 0.75%, 03/01/2029	EUR	1,900	1,665
Reg. S, 1.13%, 03/10/2028	EUR	3,900	3,635
Glencore Finance Europe Ltd., (Jersey),
Reg. S, 0.63%, 09/11/2024	EUR	7,500	7,765
Reg. S, 1.50%, 10/15/2026	EUR	3,500	3,503
Reg. S, 3.75%, 04/01/2026	EUR	1,500	1,621
Kinross Gold Corp., (Canada), 4.50%, 07/15/2027		2,500	2,421
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	100	100
Reg. S, 5.38%, 05/15/2027	EUR	200	224
Rio Tinto Finance plc, (United Kingdom), Reg. S, 4.00%, 12/11/2029	GBP	2,000	2,376
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		150	103
Rio Tinto Finance USA plc, (United Kingdom), 5.13%, 03/09/2053		315	323
Southern Copper Corp.,
3.88%, 04/23/2025		35	34
5.25%, 11/08/2042		112	108
5.88%, 04/23/2045		9	9
6.75%, 04/16/2040		10	11
Teck Resources Ltd., (Canada), 5.40%, 02/01/2043		1,100	1,029
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,174

			44,483

Total Basic Materials			119,687

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Communications — 2.1%
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		64	48
JCDecaux SE, (France),
Reg. S, 1.63%, 02/07/2030	EUR	1,000	863
Reg. S, 2.63%, 04/24/2028	EUR	1,000	984
Reg. S, 5.00%, 01/11/2029	EUR	8,500	9,139
MMS USA Holdings, Inc.,
Reg. S, 0.63%, 06/13/2025	EUR	2,900	2,937
Reg. S, 1.25%, 06/13/2028	EUR	3,700	3,561
Reg. S, 1.75%, 06/13/2031	EUR	5,000	4,667
Omnicom Group, Inc., 2.60%, 08/01/2031		620	526

			22,725

Internet — 0.3%
Alphabet, Inc.,
1.90%, 08/15/2040		700	490
2.25%, 08/15/2060		265	161
Amazon.com, Inc.,
3.10%, 05/12/2051		75	57
3.25%, 05/12/2061		15	11
3.45%, 04/13/2029		885	850
Booking Holdings, Inc.,
0.10%, 03/08/2025	EUR	1,500	1,523
0.50%, 03/08/2028	EUR	1,500	1,400
1.80%, 03/03/2027	EUR	1,500	1,524
2.38%, 09/23/2024	EUR	1,000	1,067
3.60%, 06/01/2026		50	49
4.63%, 04/13/2030		195	195
Expedia Group, Inc.,
3.25%, 02/15/2030		2,140	1,853
3.80%, 02/15/2028		700	661
4.63%, 08/01/2027		700	686
Meta Platforms, Inc.,
3.50%, 08/15/2027		240	232
4.65%, 08/15/2062		150	132
Prosus NV, (Netherlands),
Reg. S, 1.21%, 01/19/2026	EUR	4,000	3,872
Reg. S, 1.29%, 07/13/2029	EUR	9,000	7,420
Reg. S, 1.54%, 08/03/2028	EUR	1,000	881
Reg. S, 1.99%, 07/13/2033	EUR	1,000	747
Reg. S, 2.03%, 08/03/2032	EUR	3,900	3,012
Reg. S, 2.09%, 01/19/2030	EUR	1,000	849
Reg. S, 2.78%, 01/19/2034	EUR	2,700	2,159
VeriSign, Inc.,
2.70%, 06/15/2031		360	304
4.75%, 07/15/2027		277	276
5.25%, 04/01/2025		132	132

			30,543

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.70%, 04/01/2051		2,440	1,556
3.95%, 06/30/2062		330	208
4.50%, 02/01/2024		105	104
4.80%, 03/01/2050		955	726
4.91%, 07/23/2025		1,545	1,529
5.25%, 04/01/2053		50	40
5.50%, 04/01/2063		35	28
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	2,711
1.88%, 02/20/2036	GBP	575	508
1.95%, 01/15/2031 (jj)		2,875	2,390
2.35%, 01/15/2027		57	53
2.65%, 02/01/2030		530	472
2.65%, 08/15/2062		50	30
2.89%, 11/01/2051		190	129
3.15%, 02/15/2028		298	283
3.20%, 07/15/2036		25	21
3.30%, 02/01/2027 (jj)		1,940	1,870
3.40%, 07/15/2046		420	325
3.75%, 04/01/2040		300	258
3.97%, 11/01/2047		145	122
4.25%, 10/15/2030		120	118
4.60%, 10/15/2038		120	116
4.65%, 02/15/2033		105	105
Cox Communications, Inc., 3.50%, 08/15/2027 (e)		3,180	3,005
Discovery Communications LLC,
4.13%, 05/15/2029		940	873
5.20%, 09/20/2047		1,100	908
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		965	896
3.45%, 03/01/2032		540	470
Informa plc, (United Kingdom),
Reg. S, 1.25%, 04/22/2028	EUR	5,100	4,732
Reg. S, 2.13%, 10/06/2025	EUR	7,000	7,228
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,259
ITV plc, (United Kingdom), Reg. S, 1.38%, 09/26/2026	EUR	1,500	1,478
Paramount Global, 4.85%, 07/01/2042		1,580	1,208
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	2,475	2,739
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	4,500	3,867
Time Warner Cable LLC,
4.50%, 09/15/2042		300	230
5.50%, 09/01/2041		800	690
Vivendi SE, (France), Reg. S, 1.13%, 12/11/2028	EUR	1,200	1,126

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Walt Disney Co. (The),
1.75%, 01/13/2026		45	42
2.00%, 09/01/2029		790	684
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	2,500	2,312
Reg. S, 0.75%, 07/03/2030	EUR	1,475	1,314
Reg. S, 1.50%, 03/22/2027	EUR	4,375	4,420
Reg. S, 2.50%, 05/13/2024	EUR	1,000	1,072
Reg. S, 3.00%, 09/23/2026	EUR	5,000	5,354
			59,609
Telecommunications — 0.9%
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,299
4.38%, 08/07/2041	GBP	1,500	1,603
5.00%, 10/27/2026	GBP	1,200	1,472
5.75%, 06/28/2030	GBP	2,000	2,553
AT&T, Inc.,
1.65%, 02/01/2028		180	158
1.70%, 03/25/2026		1,170	1,076
1.80%, 09/05/2026	EUR	2,250	2,297
2.05%, 05/19/2032	EUR	200	186
2.45%, 03/15/2035	EUR	825	748
3.50%, 06/01/2041		2,790	2,198
3.55%, 09/15/2055		10	7
3.65%, 06/01/2051		1,800	1,359
3.65%, 09/15/2059		720	512
3.80%, 02/15/2027		40	39
3.80%, 12/01/2057		227	168
3.85%, 06/01/2060		70	52
4.25%, 06/01/2043	GBP	200	203
4.30%, 12/15/2042		100	87
4.50%, 03/09/2048		15	13
4.75%, 05/15/2046		70	63
4.85%, 03/01/2039		195	183
Reg. S, 5.50%, 03/15/2027	GBP	850	1,055
5.54%, 02/20/2026		340	341
7.00%, 04/30/2040	GBP	400	557
Bell Telephone Co. of Canada or Bell Canada (The), (Canada),
3.65%, 08/15/2052		135	104
Series US-3, 0.75%, 03/17/2024		45	43
British Telecommunications plc, (United Kingdom), Reg. S, 1.75%, 03/10/2026	EUR	3,000	3,085
Chorus Ltd., (New Zealand), Reg. S, 3.63%, 09/07/2029	EUR	2,650	2,802
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 0.38%, 10/17/2023	EUR	1,300	1,386
Corning, Inc., 5.45%, 11/15/2079		115	106
Elisa OYJ, (Finland), Reg. S, 0.88%, 03/17/2024	EUR	100	106
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,287

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Eutelsat SA, (France),
Reg. S, 2.00%, 10/02/2025	EUR	1,000	991
Reg. S, 2.25%, 07/13/2027	EUR	1,000	942
Juniper Networks, Inc.,
1.20%, 12/10/2025		270	244
2.00%, 12/10/2030		381	302
Koninklijke KPN NV, (Netherlands), Reg. S, 5.75%, 09/17/2029	GBP	5,000	6,241
Motorola Solutions, Inc.,
2.30%, 11/15/2030		47	38
2.75%, 05/24/2031		1,130	928
4.60%, 05/23/2029		40	39
5.50%, 09/01/2044		875	829
NTT Finance Corp., (Japan),
Reg. S, 0.01%, 03/03/2025	EUR	500	507
Reg. S, 0.08%, 12/13/2025	EUR	1,000	990
Reg. S, 0.34%, 03/03/2030	EUR	500	430
Reg. S, 0.40%, 12/13/2028	EUR	1,000	911
O2 Telefonica Deutschland Finanzierungs GmbH, (Germany), Reg. S, 1.75%, 07/05/2025	EUR	1,000	1,033
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,247
Orange SA, (France),
Reg. S, 0.00%, 09/04/2026	EUR	2,000	1,928
Reg. S, 0.50%, 09/04/2032	EUR	2,000	1,628
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,196
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	98
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	100	72
Reg. S, 1.88%, 10/01/2025	EUR	100	104
Reg. S, 2.38%, 04/04/2024	EUR	100	107
Rogers Communications, Inc., (Canada),
3.20%, 03/15/2027 (e)		257	241
3.80%, 03/15/2032 (e)		68	61
4.50%, 03/15/2042 (e)		251	216
4.55%, 03/15/2052 (e)		192	158
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	2,300	2,228
Sprint LLC,
7.63%, 02/15/2025		2,800	2,905
7.63%, 03/01/2026		2,500	2,645
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029	EUR	2,715	2,304
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	1,300	1,195
Telia Co. AB, (Sweden),
Reg. S, 2.13%, 02/20/2034	EUR	700	632
Reg. S, 3.88%, 10/01/2025	EUR	5,000	5,443
Telstra Corp. Ltd., (Australia), Reg. S, 1.00%, 04/23/2030	EUR	3,500	3,168
T-Mobile USA, Inc.,
1.50%, 02/15/2026		10	9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
2.63%, 04/15/2026		510	476
3.00%, 02/15/2041		50	37
3.30%, 02/15/2051		120	85
3.60%, 11/15/2060		580	412
3.75%, 04/15/2027		380	365
3.88%, 04/15/2030		3,420	3,207
4.50%, 04/15/2050		55	48
5.20%, 01/15/2033		165	168
5.65%, 01/15/2053		140	143
5.80%, 09/15/2062		480	496
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	750	772
0.88%, 04/08/2027	EUR	475	465
1.68%, 10/30/2030		78	63
2.10%, 03/22/2028		350	311
2.36%, 03/15/2032		340	279
2.50%, 04/08/2031	GBP	1,000	1,026
2.55%, 03/21/2031		650	553
2.65%, 11/20/2040		1,070	764
3.25%, 02/17/2026	EUR	200	215
3.38%, 02/15/2025		90	88
3.55%, 03/22/2051		70	53
3.88%, 03/01/2052		370	298
4.02%, 12/03/2029		150	144
4.13%, 08/15/2046		80	68
4.27%, 01/15/2036		25	23
4.33%, 09/21/2028		450	445
4.40%, 11/01/2034		20	19
4.75%, 10/31/2034	EUR	1,000	1,154

			81,335

Total Communications			194,212

Consumer Cyclical — 2.7%
Airlines — 0.2%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	16,800	15,898
easyJet plc, (United Kingdom), Reg. S, 0.88%, 06/11/2025	EUR	1,500	1,525
Ryanair DAC, (Ireland),
Reg. S, 0.88%, 05/25/2026	EUR	1,500	1,481
Reg. S, 2.88%, 09/15/2025	EUR	1,000	1,061
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,145
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	503
4.63%, 04/15/2029 (e)		360	326
Wizz Air Finance Co. BV, (Netherlands), Reg. S, 1.00%, 01/19/2026	EUR	1,000	939

			22,878

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	825	926
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	750
Reg. S, 0.75%, 04/07/2025	EUR	300	309
Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,306
Tapestry, Inc., 4.13%, 07/15/2027		2,020	1,925
VF Corp., 2.40%, 04/23/2025		25	24

			5,240

Auto Manufacturers — 1.5%
American Honda Finance Corp.,
0.75%, 11/25/2026	GBP	4,800	5,147
1.50%, 10/19/2027	GBP	2,300	2,477
Cummins, Inc., 2.60%, 09/01/2050		160	104
Dongfeng Motor Hong Kong International Co. Ltd., (Hong Kong), Reg. S, 0.43%, 10/19/2024	EUR	600	607
Ford Motor Co., 3.25%, 02/12/2032		700	550
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	463
4.95%, 05/28/2027		3,065	2,923
General Motors Co.,
5.20%, 04/01/2045		940	794
5.40%, 04/01/2048		215	186
6.25%, 10/02/2043		170	164
6.60%, 04/01/2036		520	535
General Motors Financial Co., Inc.,
Reg. S, 1.69%, 03/26/2025	EUR	1,475	1,533
1.70%, 08/18/2023		70	69
Reg. S, 2.35%, 09/03/2025	GBP	8,725	10,042
2.35%, 02/26/2027		110	98
2.70%, 08/20/2027		1,450	1,297
2.70%, 06/10/2031		585	469
2.75%, 06/20/2025		980	927
2.90%, 02/26/2025		45	43
5.00%, 04/09/2027		1,120	1,106
Honda Motor Co. Ltd., (Japan), 2.53%, 03/10/2027		410	384
Mercedes-Benz Finance Canada, Inc., (Canada), Reg. S, 3.00%, 02/23/2027	EUR	2,625	2,804
Mercedes-Benz Group AG, (Germany),
Reg. S, 1.13%, 11/06/2031	EUR	15	13
Reg. S, 2.13%, 07/03/2037	EUR	775	688
Mercedes-Benz International Finance BV, (Netherlands),
Reg. S, 1.63%, 08/22/2023	EUR	20	21
Reg. S, 1.63%, 11/11/2024	GBP	5,000	5,868
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)		1,600	1,493
Nissan Motor Co. Ltd., (Japan),
Reg. S, 2.65%, 03/17/2026	EUR	4,800	4,890
3.52%, 09/17/2025 (e)		3,000	2,839
PACCAR Financial Europe BV, (Netherlands), Reg. S, 3.25%, 11/29/2025	EUR	10,750	11,598

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
RCI Banque SA, (France),
Reg. S, 1.13%, 01/15/2027	EUR	5,000	4,806
Reg. S, 4.13%, 12/01/2025	EUR	7,000	7,583
Reg. S, 4.75%, 07/06/2027	EUR	2,100	2,300
Reg. S, 4.88%, 09/21/2028	EUR	3,375	3,670
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		460	372
Stellantis NV, (Netherlands), Reg. S, 4.38%, 03/14/2030	EUR	6,075	6,676
Toyota Motor Credit Corp.,
0.80%, 01/09/2026		200	181
3.65%, 08/18/2025		580	567
3.95%, 06/30/2025		175	173
4.80%, 01/10/2025		110	110
Volkswagen Bank GmbH, (Germany),
Reg. S, 1.25%, 06/10/2024	EUR	4,500	4,734
Reg. S, 1.25%, 12/15/2025	EUR	1,000	1,015
Volkswagen Financial Services AG, (Germany),
Reg. S, 0.00%, 02/12/2025	EUR	10,000	10,133
Reg. S, 1.50%, 10/01/2024	EUR	1,000	1,053
Reg. S, 2.25%, 10/16/2026	EUR	10	10
Reg. S, 2.50%, 04/06/2023	EUR	915	992
Reg. S, 3.00%, 04/06/2025	EUR	20	21
Reg. S, 3.38%, 04/06/2028	EUR	1,450	1,529
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,079
Volkswagen Group of America Finance LLC, 4.35%, 06/08/2027 (e)		1,540	1,499
Volkswagen International Finance NV, (Netherlands),
Reg. S, 0.05%, 06/10/2024	EUR	400	416
Reg. S, 3.13%, 03/28/2025	EUR	1,000	1,069
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	1,000	1,021
Reg. S, (EUR Swap Rate 5 Year + 2.92%), 3.75%, 12/28/2027 (x) (aa)	EUR	1,000	957
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	1,854
Reg. S, 4.13%, 11/16/2038	EUR	1,900	1,950
Reg. S, (EUR Swap Rate 9 Year + 3.36%), 4.38%, 03/28/2031 (x) (aa)	EUR	1,000	906
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	219
Volkswagen Leasing GmbH, (Germany),
Reg. S, 0.00%, 07/19/2024	EUR	4,000	4,138
Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,452
Reg. S, 0.63%, 07/19/2029	EUR	1,000	870
Reg. S, 1.38%, 01/20/2025	EUR	1,000	1,040
Reg. S, 1.50%, 06/19/2026	EUR	10,000	10,077

			134,604

Auto Parts & Equipment — 0.1%
Aptiv plc, (Jersey), 1.50%, 03/10/2025	EUR	425	440
Autoliv, Inc., Reg. S, 4.25%, 03/15/2028	EUR	4,125	4,503
BorgWarner, Inc., 1.00%, 05/19/2031	EUR	1,500	1,279

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	206
Magna International, Inc., (Canada),
2.45%, 06/15/2030		1,000	848
4.15%, 10/01/2025		2,000	1,956
Pirelli & C SpA, (Italy), Reg. S, 4.25%, 01/18/2028	EUR	3,925	4,250

			13,482

Distribution/Wholesale — 0.1%
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030	GBP	1,050	989
IMCD NV, (Netherlands), Reg. S, 2.13%, 03/31/2027	EUR	4,100	3,984

			4,973

Entertainment — 0.1%
Smithsonian Institution, 1.87%, 09/01/2029		1,000	852
Universal Music Group NV, (Netherlands), Reg. S, 3.00%, 06/30/2027	EUR	2,050	2,155
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042 (e)		705	588
5.14%, 03/15/2052 (e)		1,140	921

			4,516

Food Service — 0.1%
Compass Group plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2029	GBP	2,500	2,660
Reg. S, 3.85%, 06/26/2026	GBP	5,000	6,067
Sodexo SA, (France),
Reg. S, 0.75%, 04/27/2025	EUR	1,000	1,024
Reg. S, 1.00%, 07/17/2028	EUR	500	483
Reg. S, 1.00%, 04/27/2029	EUR	1,000	947
Reg. S, 1.13%, 05/22/2025	EUR	500	515
Reg. S, 2.50%, 06/24/2026	EUR	500	527

			12,223

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	148
NVR, Inc., 3.00%, 05/15/2030		1,039	913
Toll Brothers Finance Corp., 3.80%, 11/01/2029		670	601

			1,662

Home Furnishings — 0.0% (g)
Whirlpool Finance Luxembourg Sarl, (Luxembourg),
1.10%, 11/09/2027	EUR	425	407
1.25%, 11/02/2026	EUR	200	199

			606

Housewares — 0.0% (g)
Newell Brands, Inc.,
4.70%, 04/01/2026		650	625
4.88%, 06/01/2025		2,710	2,642

			3,267

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — 0.0% (g)
Harley-Davidson Financial Services, Inc., Reg. S, 3.88%, 05/19/2023	EUR	425	461

Lodging — 0.2%
Choice Hotels International, Inc., 3.70%, 12/01/2029		158	142
Hyatt Hotels Corp.,
1.80%, 10/01/2024		400	379
4.38%, 09/15/2028		100	95
6.00%, 04/23/2030		363	368
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 1.63%, 10/08/2024	EUR	1,500	1,571
Reg. S, 2.13%, 08/24/2026	GBP	600	664
Reg. S, 2.13%, 05/15/2027	EUR	4,933	4,969
Reg. S, 3.38%, 10/08/2028	GBP	450	497
Reg. S, 3.75%, 08/14/2025	GBP	2,100	2,497
Marriott International, Inc.,
5.00%, 10/15/2027		995	996
Series HH, 2.85%, 04/15/2031		550	468
Whitbread Group plc, (United Kingdom),
Reg. S, 2.38%, 05/31/2027	GBP	1,500	1,595
Reg. S, 3.00%, 05/31/2031	GBP	5,000	4,965

			19,206

Retail — 0.3%
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,222
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,065
4.75%, 02/01/2033		850	835
Costco Wholesale Corp., 1.60%, 04/20/2030		40	34
Dick’s Sporting Goods, Inc., 4.10%, 01/15/2052		505	356
Genuine Parts Co.,
1.75%, 02/01/2025		400	378
1.88%, 11/01/2030		270	215
2.75%, 02/01/2032		1,265	1,049
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	28	33
H&M Finance BV, (Netherlands), Reg. S, 0.25%, 08/25/2029	EUR	1,500	1,290
Home Depot, Inc. (The),
2.50%, 04/15/2027		100	94
3.50%, 09/15/2056		95	74
3.63%, 04/15/2052		280	224
4.20%, 04/01/2043		1,050	949
5.88%, 12/16/2036		90	100
Lowe’s Cos., Inc.,
3.00%, 10/15/2050		50	33
3.35%, 04/01/2027		40	38
4.50%, 04/15/2030		100	99
5.80%, 09/15/2062		75	75

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
McDonald’s Corp.,
Reg. S, 0.90%, 06/15/2026	EUR	1,500	1,500
Reg. S, 1.75%, 05/03/2028	EUR	1,000	996
Reg. S, 1.88%, 05/26/2027	EUR	1,000	1,018
Reg. S, 2.38%, 11/27/2024	EUR	1,500	1,599
Reg. S, 2.38%, 05/31/2029	EUR	1,500	1,509
2.63%, 09/01/2029		495	449
3.38%, 05/26/2025		50	49
3.63%, 09/01/2049		747	595
4.45%, 09/01/2048		13	12
5.15%, 09/09/2052		265	268
6.30%, 03/01/2038		50	57
Pandora A/S, (Denmark), Reg. S, 4.50%, 04/10/2028	EUR	6,225	6,834
Roadster Finance DAC, (Ireland),
Reg. S, 1.63%, 12/09/2024	EUR	500	480
Reg. S, 2.38%, 12/08/2027	EUR	500	449
Starbucks Corp., 4.75%, 02/15/2026		245	246
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	2,716
2.65%, 09/22/2051		20	15
Wesfarmers Ltd., (Australia), Reg. S, 0.95%, 10/21/2033	EUR	2,381	1,914

			29,869

Total Consumer Cyclical			252,987

Consumer Non-cyclical — 6.2%
Agriculture — 1.3%
Altria Group, Inc.,
1.70%, 06/15/2025	EUR	2,000	2,069
2.20%, 06/15/2027	EUR	4,800	4,782
3.13%, 06/15/2031	EUR	2,000	1,850
3.40%, 02/04/2041		525	371
3.70%, 02/04/2051		370	249
3.88%, 09/16/2046		40	29
4.00%, 02/04/2061		550	386
5.38%, 01/31/2044		65	59
5.95%, 02/14/2049		10	9
6.20%, 02/14/2059		28	27
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	1,500	1,531
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	107
2.26%, 03/25/2028		100	85
2.79%, 09/06/2024		485	467
3.22%, 08/15/2024		100	97
3.56%, 08/15/2027		2,450	2,276
3.73%, 09/25/2040		45	32
3.98%, 09/25/2050		45	31
4.54%, 08/15/2047		210	156
4.76%, 09/06/2049		485	371
5.65%, 03/16/2052		160	140

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
BAT International Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/13/2027	EUR	3,000	2,894
Reg. S, 2.00%, 03/13/2045	EUR	800	468
Reg. S, 2.25%, 06/26/2028	GBP	2,000	2,025
Reg. S, 2.25%, 01/16/2030	EUR	4,300	3,828
Reg. S, 2.25%, 09/09/2052	GBP	1,500	744
Reg. S, 3.13%, 03/06/2029	EUR	2,500	2,458
3.95%, 06/15/2025 (e)		70	68
Reg. S, 4.00%, 09/04/2026	GBP	5,000	5,807
4.45%, 03/16/2028		150	142
Reg. S, 6.00%, 11/24/2034	GBP	600	669
Cargill, Inc.,
1.70%, 02/02/2031 (e)		750	605
2.13%, 04/23/2030 (e) (jj)		1,500	1,281
Imperial Brands Finance Netherlands BV, (Netherlands),
Reg. S, 1.75%, 03/18/2033	EUR	3,000	2,347
Reg. S, 5.25%, 02/15/2031	EUR	6,825	7,292
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 1.38%, 01/27/2025	EUR	2,000	2,073
Reg. S, 2.13%, 02/12/2027	EUR	3,900	3,903
Reg. S, 3.38%, 02/26/2026	EUR	6,161	6,528
Reg. S, 5.50%, 09/28/2026	GBP	4,000	4,862
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	6,100	5,346
Reg. S, 1.13%, 09/28/2025	EUR	6,600	6,677
Reg. S, (EUR Swap Rate 5 Year + 2.79%), 2.38%, 04/07/2081 (aa)	EUR	3,000	2,969
Reg. S, 2.75%, 09/28/2033	GBP	9,475	9,000
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 2.88%, 10/07/2083 (aa)	EUR	2,500	2,323
Philip Morris International, Inc.,
0.13%, 08/03/2026	EUR	1,000	969
0.63%, 11/08/2024	EUR	2,700	2,780
0.80%, 08/01/2031	EUR	1,000	794
0.88%, 05/01/2026		100	90
1.45%, 08/01/2039	EUR	2,000	1,255
1.50%, 05/01/2025		34	32
1.75%, 11/01/2030		70	56
1.88%, 11/06/2037	EUR	4,000	2,851
2.00%, 05/09/2036	EUR	1,000	753
2.75%, 03/19/2025	EUR	2,500	2,654
2.88%, 05/30/2024	EUR	1,500	1,610
2.88%, 03/03/2026	EUR	4,700	4,969
2.88%, 05/14/2029	EUR	1,250	1,269
3.13%, 06/03/2033	EUR	1,000	941
4.25%, 11/10/2044		1,515	1,257
4.88%, 11/15/2043		105	95
5.38%, 02/15/2033		710	725

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
5.75%, 11/17/2032		160	168
6.38%, 05/16/2038		655	715
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	344	341
Sudzucker International Finance BV, (Netherlands),
Reg. S, 1.00%, 11/28/2025	EUR	2,500	2,554
Reg. S, 5.13%, 10/31/2027	EUR	500	555
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	978
Reg. S, 1.00%, 09/24/2028	EUR	2,050	1,818

			119,662

Beverages — 1.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 02/01/2026		50	49
4.70%, 02/01/2036		1,700	1,691
4.90%, 02/01/2046		1,655	1,615
Anheuser-Busch InBev SA, (Belgium),
Reg. S, 2.75%, 03/17/2036	EUR	10	10
Reg. S, 4.00%, 09/24/2025	GBP	10,000	12,147
Reg. S, 9.75%, 07/30/2024	GBP	10,000	13,045
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 04/13/2028		500	493
4.35%, 06/01/2040		100	93
CCEP Finance Ireland DAC, (Ireland),
Reg. S, 0.00%, 09/06/2025	EUR	3,000	2,979
Reg. S, 0.50%, 09/06/2029	EUR	2,400	2,135
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	4,800	4,295
0.13%, 03/15/2029	EUR	3,300	2,942
1.00%, 03/09/2041	EUR	800	562
1.25%, 03/08/2031	EUR	1,000	919
1.63%, 03/09/2035	EUR	1,000	883
2.50%, 06/01/2040		90	69
2.75%, 06/01/2060		355	251
3.00%, 03/05/2051		320	248
3.45%, 03/25/2030		640	614
Coca-Cola Europacific Partners plc, (United Kingdom),
Reg. S, 0.20%, 12/02/2028	EUR	3,000	2,669
Reg. S, 1.13%, 04/12/2029	EUR	1,000	929
Reg. S, 1.75%, 03/27/2026	EUR	2,000	2,051
Reg. S, 2.38%, 05/07/2025	EUR	3,900	4,134
Coca-Cola Femsa SAB de CV, (Mexico), 1.85%, 09/01/2032		450	350
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	1,900	1,738
Constellation Brands, Inc.,
2.25%, 08/01/2031		50	41
4.35%, 05/09/2027		285	281

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Beverages — continued
Diageo Capital BV, (Netherlands), Reg. S, 0.13%, 09/28/2028	EUR	4,000	3,650
Diageo Capital plc, (United Kingdom),
2.13%, 04/29/2032		1,220	1,010
3.88%, 04/29/2043		10	9
5.30%, 10/24/2027		630	654
5.50%, 01/24/2033		200	216
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	2,710
Reg. S, 1.88%, 03/27/2027	EUR	1,000	1,025
Reg. S, 2.50%, 03/27/2032	EUR	600	600
Reg. S, 2.75%, 06/08/2038	GBP	625	595
Diageo Investment Corp., 4.25%, 05/11/2042		20	19
Heineken NV, (Netherlands), Reg. S, 2.88%, 08/04/2025	EUR	1,300	1,396
Keurig Dr Pepper, Inc.,
3.95%, 04/15/2029		503	481
4.50%, 04/15/2052		365	324
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	6,900	5,673
0.50%, 05/06/2028	EUR	1,000	944
0.75%, 10/14/2033	EUR	3,950	3,250
0.88%, 10/16/2039	EUR	1,000	723
1.13%, 03/18/2031	EUR	1,000	918
1.63%, 05/01/2030		230	194
2.63%, 07/29/2029		440	403
2.88%, 10/15/2049		65	49
3.20%, 07/22/2029	GBP	750	855
3.45%, 10/06/2046		15	13
3.55%, 07/22/2034	GBP	1,400	1,564
3.60%, 02/18/2028		55	54
4.00%, 05/02/2047		85	80
4.20%, 07/18/2052		440	418
4.65%, 02/15/2053		690	705
Pernod Ricard SA, (France),
Reg. S, 1.13%, 04/07/2025	EUR	3,100	3,209
Reg. S, 3.25%, 11/02/2028	EUR	1,500	1,608

			90,582

Biotechnology — 0.1%
Amgen, Inc.,
1.90%, 02/21/2025		200	189
3.63%, 05/22/2024		10	10
4.05%, 08/18/2029		845	814
4.40%, 02/22/2062		405	341
4.66%, 06/15/2051		55	50
4.88%, 03/01/2053		55	51
5.15%, 03/02/2028		110	112
5.25%, 03/02/2025		235	237
5.25%, 03/02/2030		120	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Biotechnology — continued
5.25%, 03/02/2033		1,505	1,545
5.51%, 03/02/2026		240	241
5.60%, 03/02/2043		615	632
5.65%, 03/02/2053		450	466
Biogen, Inc.,
2.25%, 05/01/2030		115	97
3.25%, 02/15/2051		135	95
Regeneron Pharmaceuticals, Inc.,
1.75%, 09/15/2030		980	792
2.80%, 09/15/2050		155	103
Royalty Pharma plc, (United Kingdom), 1.20%, 09/02/2025		320	290

			6,188

Commercial Services — 1.4%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	10,400	11,922
ALD SA, (France), Reg. S, 1.25%, 03/02/2026	EUR	3,000	3,001
Amadeus IT Group SA, (Spain),
Reg. S, 0.88%, 09/18/2023	EUR	2,000	2,141
Reg. S, 1.50%, 09/18/2026	EUR	1,000	1,011
Reg. S, 2.50%, 05/20/2024	EUR	1,000	1,068
Reg. S, 2.88%, 05/20/2027	EUR	500	524
American University (The), Series 2019, 3.67%, 04/01/2049		80	65
APRR SA, (France), Reg. S, 1.88%, 01/03/2029	EUR	4,000	3,977
ASTM SpA, (Italy),
Reg. S, 1.00%, 11/25/2026	EUR	1,000	964
Reg. S, 1.50%, 01/25/2030	EUR	1,000	870
Reg. S, 1.63%, 02/08/2028	EUR	500	475
Automatic Data Processing, Inc.,
1.25%, 09/01/2030		90	74
1.70%, 05/15/2028		630	561
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	3,900	3,912
Autostrade per l’Italia SpA, (Italy),
Reg. S, 1.63%, 01/25/2028	EUR	7,000	6,600
Reg. S, 1.75%, 06/26/2026	EUR	7,000	7,006
Reg. S, 2.25%, 01/25/2032	EUR	7,000	6,137
Babcock International Group plc, (United Kingdom), Reg. S, 1.38%, 09/13/2027	EUR	1,000	951
Block Financial LLC,
2.50%, 07/15/2028		39	33
3.88%, 08/15/2030		50	43
California Institute of Technology, 4.70%, 11/01/2111		25	23
Case Western Reserve University, Series 22-C, 5.41%, 06/01/2122		50	49
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		600	542
Reg. S, 0.89%, 12/10/2025		200	179
Reg. S, 1.87%, 09/26/2024	AUD	1,000	642

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	98
Cintas Corp. No. 2, 3.70%, 04/01/2027		30	29
Claremont Mckenna College, 3.78%, 01/01/2122		50	35
Duke University, Series 2020, 2.68%, 10/01/2044		20	15
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	749
Edenred, (France),
Reg. S, 1.38%, 03/10/2025	EUR	1,000	1,042
Reg. S, 1.38%, 06/18/2029	EUR	1,000	953
Reg. S, 1.88%, 03/06/2026	EUR	500	517
Equifax, Inc.,
2.35%, 09/15/2031		850	683
3.10%, 05/15/2030		1,800	1,564
5.10%, 12/15/2027		535	537
ERAC USA Finance LLC,
2.70%, 11/01/2023 (e)		3,200	3,147
3.85%, 11/15/2024 (e)		160	157
4.50%, 02/15/2045 (e)		400	356
7.00%, 10/15/2037 (e)		800	944
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	600	670
Reg. S, 1.38%, 06/25/2026	EUR	2,625	2,655
Reg. S, 3.25%, 04/07/2032	GBP	425	464
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	27
Global Payments, Inc., 4.88%, 03/17/2031	EUR	2,050	2,221
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	269
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,629
ISS Finance BV, (Netherlands), Reg. S, 1.25%, 07/07/2025	EUR	3,500	3,573
ISS Global A/S, (Denmark),
Reg. S, 0.88%, 06/18/2026	EUR	500	489
Reg. S, 2.13%, 12/02/2024	EUR	3,500	3,686
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	395
ManpowerGroup, Inc.,
Reg. S, 1.75%, 06/22/2026	EUR	1,000	1,015
Reg. S, 3.50%, 06/30/2027	EUR	500	537
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	520
4.68%, 07/01/2114		650	597
Series F, 2.99%, 07/01/2050		20	15
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,136
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	7
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	7
Prosegur Cash SA, (Spain), Reg. S, 1.38%, 02/04/2026	EUR	1,500	1,525
Prosegur Cia de Seguridad SA, (Spain), Reg. S, 2.50%, 04/06/2029	EUR	1,000	973

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Quanta Services, Inc.,
2.35%, 01/15/2032		520	411
3.05%, 10/01/2041		150	104
RELX Capital, Inc.,
1.30%, 05/12/2025	EUR	500	518
4.75%, 05/20/2032		610	603
RELX Finance BV, (Netherlands),
Reg. S, 0.00%, 03/18/2024	EUR	100	105
Reg. S, 0.50%, 03/10/2028	EUR	500	470
Reg. S, 0.88%, 03/10/2032	EUR	10,350	8,989
Reg. S, 1.38%, 05/12/2026	EUR	1,000	1,018
Reg. S, 1.50%, 05/13/2027	EUR	4,500	4,537
Rentokil Initial Finance BV, (Netherlands),
Reg. S, 3.88%, 06/27/2027	EUR	2,325	2,514
Reg. S, 4.38%, 06/27/2030	EUR	1,900	2,081
Rentokil Initial plc, (United Kingdom),
Reg. S, 0.50%, 10/14/2028	EUR	1,000	898
Reg. S, 5.00%, 06/27/2032	GBP	1,000	1,201
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/2050		5	3
S&P Global, Inc.,
2.30%, 08/15/2060		351	202
2.45%, 03/01/2027		335	314
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,337
Thomas Jefferson University, 3.85%, 11/01/2057		50	38
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	2,000	1,891
Reg. S, 1.75%, 03/29/2028	EUR	5,000	4,913
Reg. S, 1.88%, 09/16/2024	EUR	1,000	1,054
Reg. S, 2.00%, 08/28/2025	EUR	3,000	3,115
Reg. S, 3.00%, 04/08/2030	EUR	3,100	3,173
Triton Container International Ltd. / TAL International Container Corp., (Bermuda), 3.25%, 03/15/2032		90	71
Trustees of Princeton University (The),
4.20%, 03/01/2052		1,295	1,218
Series 2020, 2.52%, 07/01/2050		20	14
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	1,011
University of Southern California,
2.81%, 10/01/2050		20	14
Series 21A, 2.95%, 10/01/2051		10	7
Verisk Analytics, Inc., 5.50%, 06/15/2045		143	139
Washington University (The),
4.35%, 04/15/2122		255	213
Series 2022, 3.52%, 04/15/2054		900	738
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	783
Reg. S, 2.52%, 02/07/2118	GBP	200	136

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,511
Worldline SA, (France),
Reg. S, 0.25%, 09/18/2024	EUR	1,000	1,029
Reg. S, 0.88%, 06/30/2027	EUR	1,500	1,435

			134,814

Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co., 3.25%, 08/15/2032		340	318
Estee Lauder Cos., Inc. (The),
2.60%, 04/15/2030		60	54
3.13%, 12/01/2049		100	76
Procter & Gamble Co. (The),
0.35%, 05/05/2030	EUR	2,800	2,497
0.63%, 10/30/2024	EUR	1,450	1,511
1.88%, 10/30/2038	EUR	1,125	999
2.70%, 02/02/2026		70	68
3.60%, 03/25/2050		35	30
4.88%, 05/11/2027	EUR	425	491
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	182
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 0.75%, 02/28/2026	EUR	2,475	2,493
Reg. S, 1.13%, 02/12/2027	EUR	825	825
Reg. S, 1.13%, 04/29/2028	EUR	1,000	974
Reg. S, 1.25%, 02/28/2031	EUR	1,500	1,398
Reg. S, 1.75%, 11/16/2028	EUR	6,000	5,999
Reg. S, 1.75%, 03/25/2030	EUR	1,000	978

			18,893

Food — 0.5%
Campbell Soup Co., 3.95%, 03/15/2025		310	304
Conagra Brands, Inc.,
5.30%, 11/01/2038		245	239
5.40%, 11/01/2048		35	34
General Mills, Inc.,
0.13%, 11/15/2025	EUR	1,000	994
0.45%, 01/15/2026	EUR	3,000	2,983
2.88%, 04/15/2030		1,010	904
3.00%, 02/01/2051		30	22
3.91%, 04/13/2029 (w)	EUR	7,625	8,344
5.24%, 11/18/2025		150	151
Hershey Co. (The),
0.90%, 06/01/2025		255	235
1.70%, 06/01/2030		322	269
2.30%, 08/15/2026		70	67
2.65%, 06/01/2050		10	7
Hormel Foods Corp., 1.70%, 06/03/2028		281	247
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational),
3.00%, 05/15/2032 (e)		575	450

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
5.75%, 04/01/2033 (e)		1,020	974
Kellogg Co.,
0.50%, 05/20/2029	EUR	1,500	1,341
1.00%, 05/17/2024	EUR	500	526
1.25%, 03/10/2025	EUR	500	520
2.10%, 06/01/2030		40	34
Kerry Group Financial Services Unltd Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	2,700	2,875
Koninklijke Ahold Delhaize NV, (Netherlands), Reg. S, 3.50%, 04/04/2028 (w)	EUR	2,150	2,328
Kraft Heinz Foods Co.,
Reg. S, 1.50%, 05/24/2024	EUR	1,000	1,061
Reg. S, 2.25%, 05/25/2028	EUR	1,000	1,008
3.88%, 05/15/2027		665	649
Reg. S, 4.13%, 07/01/2027	GBP	5,000	5,951
4.38%, 06/01/2046		175	152
5.00%, 06/04/2042		5	5
5.50%, 06/01/2050		100	101
Kroger Co. (The), 3.95%, 01/15/2050		5	4
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	864
Mondelez International Holdings Netherlands BV, (Netherlands),
Reg. S, 0.25%, 09/09/2029	EUR	1,000	871
Reg. S, 0.38%, 09/22/2029	EUR	200	175
Reg. S, 0.63%, 09/09/2032	EUR	1,000	811
Mondelez International, Inc.,
0.25%, 03/17/2028	EUR	1,000	915
0.75%, 03/17/2033	EUR	500	400
1.50%, 02/04/2031		1,000	797
1.88%, 10/15/2032		300	240
Nestle Finance International Ltd., (Luxembourg),
Reg. S, 0.00%, 06/14/2026	EUR	1,500	1,475
Reg. S, 1.25%, 03/29/2031	EUR	1,200	1,115
Reg. S, 1.50%, 03/29/2035	EUR	5,000	4,437
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,477
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,350
Reg. S, 2.75%, 04/27/2030	GBP	825	863
Woolworths Group Ltd., (Australia), Reg. S, 0.38%, 11/15/2028	EUR	1,500	1,314

			49,883

Healthcare - Products — 0.4%
Abbott Laboratories, 4.90%, 11/30/2046		685	703
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	200	202
American Medical Systems Europe BV, (Netherlands), 0.75%, 03/08/2025	EUR	1,300	1,335
Becton Dickinson Euro Finance Sarl, (Luxembourg),
1.21%, 06/04/2026	EUR	825	829
1.34%, 08/13/2041	EUR	2,000	1,351

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Products — continued
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	760
3.45%, 03/01/2024		44	43
Danaher Corp., 2.80%, 12/10/2051		105	73
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	3,727
1.35%, 09/18/2039	EUR	700	521
3.40%, 11/15/2049		30	24
Edwards Lifesciences Corp., 4.30%, 06/15/2028		705	701
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024 (e)		700	704
Medtronic Global Holdings SCA, (Luxembourg),
1.13%, 03/07/2027	EUR	10,000	9,955
1.63%, 10/15/2050	EUR	900	585
1.75%, 07/02/2049	EUR	900	614
3.00%, 10/15/2028	EUR	3,400	3,602
3.38%, 10/15/2034	EUR	4,200	4,414
Molnlycke Holding AB, (Sweden), Reg. S, 1.88%, 02/28/2025	EUR	1,900	1,982
Smith & Nephew plc, (United Kingdom), 4.57%, 10/11/2029	EUR	1,500	1,650
Stryker Corp., 1.00%, 12/03/2031	EUR	1,300	1,114
Thermo Fisher Scientific Finance I BV, (Netherlands), 1.13%, 10/18/2033	EUR	1,000	844
Thermo Fisher Scientific, Inc.,
1.22%, 10/18/2024		80	76
1.88%, 10/01/2049	EUR	900	622
Werfenlife SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	1,200	1,142
Zimmer Biomet Holdings, Inc.,
1.16%, 11/15/2027	EUR	1,000	963
2.43%, 12/13/2026	EUR	500	517

			39,053

Healthcare - Services — 0.4%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	26
Aetna, Inc.,
2.80%, 06/15/2023		30	30
3.50%, 11/15/2024		58	56
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		755	509
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	32
Ascension Health, 3.95%, 11/15/2046		140	122
Banner Health, 2.91%, 01/01/2042		100	74
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/2051		7	5
City of Hope, Series 2013, 5.62%, 11/15/2043		35	36
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	926
CommonSpirit Health, 3.91%, 10/01/2050		368	284
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/2047		50	43
Elevance Health, Inc.,
2.88%, 09/15/2029		545	494
3.35%, 12/01/2024		100	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
4.10%, 03/01/2028		2,900	2,831
4.90%, 02/08/2026		130	130
Eurofins Scientific SE, (Luxembourg), Reg. S, 2.13%, 07/25/2024	EUR	796	841
Fresenius SE & Co. KGaA, (Germany), Reg. S, 1.88%, 05/24/2025	EUR	7,000	7,313
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,385	988
Series 2020, 2.88%, 09/01/2050		35	24
HCA, Inc.,
3.13%, 03/15/2027 (e)		2,560	2,377
3.50%, 07/15/2051		185	127
4.63%, 03/15/2052 (e)		345	286
5.00%, 03/15/2024		933	928
5.13%, 06/15/2039		355	332
5.25%, 06/15/2049		285	256
5.38%, 02/01/2025		375	375
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,165
Humana, Inc.,
0.65%, 08/03/2023		175	172
3.70%, 03/23/2029		80	75
3.85%, 10/01/2024		50	49
5.70%, 03/13/2026		480	482
5.75%, 03/01/2028		500	519
Kaiser Foundation Hospitals,
4.15%, 05/01/2047		1,200	1,056
Series 2021, 3.00%, 06/01/2051		250	175
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026		50	45
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	2,800	2,803
Mayo Clinic,
3.77%, 11/15/2043		30	26
Series 2013, 4.00%, 11/15/2047		25	22
Series 2021, 3.20%, 11/15/2061		440	308
Memorial Health Services, 3.45%, 11/01/2049		10	8
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	43
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	992
MultiCare Health System, 2.80%, 08/15/2050		1,000	613
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,498	1,077
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	748
4.02%, 08/01/2045		70	62
Northwell Healthcare, Inc., 4.26%, 11/01/2047		25	21
OhioHealth Corp.,
2.30%, 11/15/2031		830	693
2.83%, 11/15/2041		370	279
Series 2020, 3.04%, 11/15/2050		535	390

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	637
Series 2020, 3.22%, 11/15/2050		749	529
Piedmont Healthcare, Inc.,
2.86%, 01/01/2052		3	2
Series 2032, 2.04%, 01/01/2032		470	372
Series 2042, 2.72%, 01/01/2042		453	313
Presbyterian Healthcare Services, 4.88%, 08/01/2052		100	99
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		150	91
Sentara Healthcare, Series 2021, 2.93%, 11/01/2051		2,365	1,653
Texas Health Resources, 2.33%, 11/15/2050		750	449
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		233	166
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/2052		5	5
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	136
2.95%, 10/15/2027		130	123
3.13%, 05/15/2060		160	111
3.45%, 01/15/2027		70	68
3.70%, 05/15/2027		75	73
3.70%, 08/15/2049		1,100	894
3.75%, 07/15/2025		20	20
3.85%, 06/15/2028		70	68
3.88%, 08/15/2059		50	41
4.00%, 05/15/2029		250	244
4.25%, 01/15/2029		170	169
4.25%, 03/15/2043		120	111
4.50%, 04/15/2033		150	149
5.00%, 10/15/2024		30	30
5.05%, 04/15/2053		250	252
5.15%, 10/15/2025		15	15
5.20%, 04/15/2063		1,300	1,312
5.25%, 02/15/2028		320	332
5.30%, 02/15/2030		220	232
5.35%, 02/15/2033		330	350
5.88%, 02/15/2053		340	382
6.05%, 02/15/2063		520	590
Universal Health Services, Inc., 2.65%, 10/15/2030		60	48
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/2050		50	34
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/2050		50	31

			41,496

Household Products/Wares — 0.1%
Clorox Co. (The), 1.80%, 05/15/2030		10	8
Henkel AG & Co. KGaA, (Germany), Reg. S, 0.50%, 11/17/2032	EUR	1,000	824
Kimberly-Clark Corp.,
0.63%, 09/07/2024	EUR	1,500	1,564
2.88%, 02/07/2050		165	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Household Products/Wares — continued
Reckitt Benckiser Treasury Services plc, (United Kingdom), Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,141

			4,658

Pharmaceuticals — 0.8%
AbbVie, Inc.,
2.60%, 11/21/2024		345	333
3.20%, 11/21/2029		5,460	5,063
3.85%, 06/15/2024		150	148
4.05%, 11/21/2039		230	205
4.25%, 11/21/2049		480	422
4.40%, 11/06/2042		25	23
4.50%, 05/14/2035		25	24
4.70%, 05/14/2045		25	23
AmerisourceBergen Corp.,
3.25%, 03/01/2025		640	619
3.45%, 12/15/2027		5	5
4.25%, 03/01/2045		195	165
4.30%, 12/15/2047		25	21
Astrazeneca Finance LLC,
0.70%, 05/28/2024		105	100
1.75%, 05/28/2028		480	426
AstraZeneca plc, (United Kingdom),
Reg. S, 0.38%, 06/03/2029	EUR	1,500	1,356
Reg. S, 1.25%, 05/12/2028	EUR	1,000	981
1.38%, 08/06/2030		300	244
4.38%, 11/16/2045		90	86
Bayer AG, (Germany),
Reg. S, 0.38%, 01/12/2029	EUR	1,900	1,685
Reg. S, 0.63%, 07/12/2031	EUR	1,900	1,564
Reg. S, 1.13%, 01/06/2030	EUR	1,000	903
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	582
Becton Dickinson & Co.,
3.79%, 05/20/2050		100	80
4.30%, 08/22/2032		35	34
Bristol-Myers Squibb Co.,
2.35%, 11/13/2040		75	54
2.55%, 11/13/2050		140	93
3.40%, 07/26/2029		710	675
3.45%, 11/15/2027		70	67
3.70%, 03/15/2052		360	299
3.90%, 03/15/2062		190	157
4.13%, 06/15/2039		495	460
4.55%, 02/20/2048		8	8
Cardinal Health, Inc.,
3.08%, 06/15/2024		10	10
4.50%, 11/15/2044		45	39

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Household Products/Wares — continued
Cigna Group (The),
2.40%, 03/15/2030		75	65
3.40%, 03/01/2027		2,800	2,678
3.40%, 03/15/2051		290	212
4.13%, 11/15/2025		940	924
4.50%, 02/25/2026		630	627
4.90%, 12/15/2048		880	825
CVS Health Corp.,
1.30%, 08/21/2027		40	35
2.63%, 08/15/2024		60	58
3.25%, 08/15/2029		300	274
4.25%, 04/01/2050		270	225
5.05%, 03/25/2048		1,200	1,119
Eli Lilly & Co.,
0.50%, 09/14/2033	EUR	1,500	1,216
0.63%, 11/01/2031	EUR	4,800	4,149
1.13%, 09/14/2051	EUR	3,500	2,105
1.38%, 09/14/2061	EUR	2,875	1,577
1.63%, 06/02/2026	EUR	1,500	1,541
1.70%, 11/01/2049	EUR	2,500	1,793
3.38%, 03/15/2029		130	124
4.88%, 02/27/2053		400	412
4.95%, 02/27/2063		210	215
5.00%, 02/27/2026		480	484
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	834
Reg. S, 5.25%, 04/10/2042	GBP	150	191
Johnson & Johnson,
0.95%, 09/01/2027		105	93
1.15%, 11/20/2028	EUR	1,000	973
1.65%, 05/20/2035	EUR	1,000	903
2.10%, 09/01/2040		10	7
2.45%, 09/01/2060		290	190
3.40%, 01/15/2038		50	45
3.55%, 03/01/2036		15	14
McKesson Corp.,
0.90%, 12/03/2025		70	63
1.50%, 11/17/2025	EUR	1,000	1,027
1.63%, 10/30/2026	EUR	2,000	2,022
3.13%, 02/17/2029	GBP	1,925	2,117
5.25%, 02/15/2026		510	511
Merck & Co., Inc.,
0.50%, 11/02/2024	EUR	1,000	1,038
1.38%, 11/02/2036	EUR	1,000	835
1.88%, 10/15/2026	EUR	1,900	1,960
1.90%, 12/10/2028		977	865
2.35%, 06/24/2040		50	37
2.50%, 10/15/2034	EUR	500	492

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Household Products/Wares — continued
2.75%, 12/10/2051		30	21
2.90%, 12/10/2061		355	242
3.40%, 03/07/2029		280	269
3.70%, 02/10/2045		60	52
4.00%, 03/07/2049		40	36
Merck Financial Services GmbH, (Germany), Reg. S, 0.13%, 07/16/2025	EUR	1,000	1,009
Merck KGaA, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 1.63%, 09/09/2080 (aa)	EUR	1,500	1,437
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.94%), 2.88%, 06/25/2079 (aa)	EUR	200	190
Mylan, Inc., 5.20%, 04/15/2048		30	24
Novartis Capital Corp.,
2.75%, 08/14/2050		176	130
3.10%, 05/17/2027		37	35
Novartis Finance SA, (Luxembourg),
Reg. S, 0.00%, 09/23/2028	EUR	2,000	1,819
Reg. S, 0.63%, 09/20/2028	EUR	1,000	941
Reg. S, 1.13%, 09/30/2027	EUR	1,000	989
Reg. S, 1.38%, 08/14/2030	EUR	1,000	954
Reg. S, 1.70%, 08/14/2038	EUR	1,000	861
Novo Nordisk Finance Netherlands BV, (Netherlands),
Reg. S, 0.75%, 03/31/2025	EUR	1,000	1,030
Reg. S, 1.13%, 09/30/2027	EUR	1,000	992
Reg. S, 1.38%, 03/31/2030	EUR	1,000	958
Pfizer, Inc.,
2.75%, 06/03/2026		145	139
3.00%, 12/15/2026		920	885
5.60%, 09/15/2040		100	108
Roche Finance Europe BV, (Netherlands), Reg. S, 0.88%, 02/25/2025	EUR	1,600	1,674
Sanofi, (France), Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	800	713
Takeda Pharmaceutical Co. Ltd., (Japan), Reg. S, 3.00%, 11/21/2030	EUR	1,000	1,027
Upjohn Finance BV, (Netherlands),
Reg. S, 1.02%, 06/23/2024	EUR	1,000	1,045
Reg. S, 1.36%, 06/23/2027	EUR	1,000	959
Reg. S, 1.91%, 06/23/2032	EUR	1,400	1,166
Utah Acquisition Sub, Inc.,
Reg. S, 2.25%, 11/22/2024	EUR	1,000	1,055
3.95%, 06/15/2026		30	28
Viatris, Inc.,
3.85%, 06/22/2040		2,200	1,541
4.00%, 06/22/2050		170	112
Zoetis, Inc.,
3.90%, 08/20/2028		40	39
4.70%, 02/01/2043		245	229
5.40%, 11/14/2025		330	335

			74,873

Total Consumer Non-cyclical			580,102

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Energy — 1.9%
Energy - Alternate Sources — 0.1%
ERG SpA, (Italy),
Reg. S, 0.50%, 09/11/2027	EUR	5,000	4,672
Reg. S, 0.88%, 09/15/2031	EUR	1,300	1,078

			5,750

Oil & Gas — 1.4%
Aker BP ASA, (Norway),
2.00%, 07/15/2026 (e)		1,360	1,222
2.88%, 01/15/2026 (e)		1,400	1,323
3.10%, 07/15/2031 (e)		1,585	1,341
BP Capital Markets BV, (Netherlands),
Reg. S, 0.93%, 12/04/2040	EUR	3,000	1,938
Reg. S, 1.47%, 09/21/2041	EUR	1,000	701
BP Capital Markets plc, (United Kingdom),
Reg. S, 0.83%, 09/19/2024	EUR	1,000	1,047
Reg. S, 1.10%, 11/15/2034	EUR	1,000	785
Reg. S, 1.23%, 05/08/2031	EUR	2,800	2,503
Reg. S, 1.57%, 02/16/2027	EUR	500	505
Reg. S, 1.59%, 07/03/2028	EUR	2,300	2,247
Reg. S, 1.64%, 06/26/2029	EUR	1,000	970
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,300
Reg. S, 2.52%, 04/07/2028	EUR	1,000	1,025
Reg. S, 2.82%, 04/07/2032	EUR	500	498
Reg. S, (EUR Swap Rate 5 Year + 3.88%), 3.25%, 03/22/2026 (x) (aa)	EUR	1,500	1,501
Reg. S, (EUR Swap Rate 5 Year + 4.12%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,800	1,698
Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)	GBP	7,900	8,709
Canadian Natural Resources Ltd., (Canada), 6.50%, 02/15/2037		145	152
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	104
Chevron Corp., 1.55%, 05/11/2025		75	71
Chevron USA, Inc., 1.02%, 08/12/2027		100	88
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		60	66
ConocoPhillips,
4.88%, 10/01/2047		40	39
5.90%, 10/15/2032		193	212
5.90%, 05/15/2038		25	27
6.50%, 02/01/2039		75	87
Continental Resources, Inc., 4.90%, 06/01/2044		35	27
Devon Energy Corp., 5.88%, 06/15/2028		1,750	1,782
Diamondback Energy, Inc.,
3.13%, 03/24/2031		2,400	2,077
6.25%, 03/15/2033		610	645
6.25%, 03/15/2053		435	449
Eni SpA, (Italy),
Reg. S, 0.63%, 01/23/2030	EUR	500	439
Reg. S, 1.00%, 10/11/2034	EUR	1,900	1,518

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Reg. S, 1.25%, 05/18/2026	EUR	9,200	9,314
Reg. S, 1.50%, 02/02/2026	EUR	1,000	1,025
Reg. S, 1.50%, 01/17/2027	EUR	2,700	2,726
Reg. S, 1.63%, 05/17/2028	EUR	1,000	987
Reg. S, 2.00%, 05/18/2031	EUR	500	473
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 3.17%), 2.63%, 10/13/2025 (x) (aa)	EUR	7,000	6,984
Series NC9, Reg. S, (EUR Swap Rate 5 Year + 2.77%), 2.75%, 02/11/2030 (x) (aa)	EUR	1,000	837
Series NC9, Reg. S, (EUR Swap Rate 5 Year + 3.64%), 3.38%, 07/13/2029 (x) (aa)	EUR	1,000	901
EQT Corp.,
3.13%, 05/15/2026 (e)		65	60
5.70%, 04/01/2028		400	400
6.13%, 02/01/2025		30	30
Equinor ASA, (Norway),
Reg. S, 0.75%, 11/09/2026	EUR	3,000	2,956
Reg. S, 1.38%, 05/22/2032	EUR	825	743
Reg. S, 1.63%, 11/09/2036	EUR	2,000	1,687
1.75%, 01/22/2026		200	186
2.38%, 05/22/2030		260	229
3.25%, 11/18/2049		30	23
3.63%, 04/06/2040		1,800	1,545
3.70%, 04/06/2050		165	138
Reg. S, 6.88%, 03/11/2031	GBP	150	213
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	3,500	3,647
0.52%, 06/26/2028	EUR	1,500	1,397
0.84%, 06/26/2032	EUR	1,050	886
1.41%, 06/26/2039	EUR	2,200	1,594
3.45%, 04/15/2051		545	432
Helmerich & Payne, Inc., 2.90%, 09/29/2031		700	581
Hess Corp.,
3.50%, 07/15/2024		10	10
5.60%, 02/15/2041		120	115
5.80%, 04/01/2047		16	16
Marathon Petroleum Corp.,
3.80%, 04/01/2028		250	238
4.50%, 04/01/2048		15	12
5.00%, 09/15/2054		125	107
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	5,200	4,785
OMV AG, (Austria), Reg. S, (EUR Swap Rate 5 Year + 2.83%), 2.50%, 06/01/2026 (x) (aa)	EUR	6,000	5,759
Petroleos Mexicanos, (Mexico), (ICE LIBOR USD 3 Month + 0.43%), 5.29%, 02/15/2024 (aa)		300	300
Pioneer Natural Resources Co.,
1.90%, 08/15/2030		1,050	854
5.10%, 03/29/2026		620	622

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Polski Koncern Naftowy ORLEN SA, (Poland), Reg. S, 1.13%, 05/27/2028	EUR	1,300	1,177
Shell International Finance BV, (Netherlands),
Reg. S, 1.63%, 01/20/2027	EUR	3,900	3,993
Reg. S, 1.88%, 09/15/2025	EUR	1,000	1,051
Reg. S, 1.88%, 04/07/2032	EUR	1,000	933
3.00%, 11/26/2051		380	273
3.25%, 04/06/2050		70	53
6.38%, 12/15/2038		115	133
TotalEnergies Capital Canada Ltd., (Canada), Reg. S, 2.13%, 09/18/2029	EUR	1,000	989
TotalEnergies Capital International SA, (France),
Reg. S, 0.95%, 05/18/2031	EUR	1,000	886
Reg. S, 1.38%, 10/04/2029	EUR	2,000	1,896
Reg. S, 1.49%, 04/08/2027	EUR	1,900	1,917
Reg. S, 1.49%, 09/04/2030	EUR	1,000	940
Reg. S, 1.54%, 05/31/2039	EUR	1,000	789
Reg. S, 1.62%, 05/18/2040	EUR	1,000	760
Reg. S, 1.99%, 04/08/2032	EUR	2,000	1,896
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 01/17/2027 (x) (aa)	EUR	2,000	1,877
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.00%, 06/04/2030 (x) (aa)	EUR	1,900	1,572
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 2.63%, 02/26/2025 (x) (aa)	EUR	6,000	6,143
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 2.71%, 05/05/2023 (x) (aa)	EUR	650	702
Reg. S, (EUR Swap Rate 5 Year + 2.94%), 3.25%, 07/17/2036 (x) (aa)	EUR	500	397
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	3,500	3,587
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,000	896
Series NC12, Reg. S, (EUR Swap Rate 5 Year + 2.51%), 2.13%, 07/25/2032 (x) (aa)	EUR	3,550	2,775
Valero Energy Corp., 4.00%, 06/01/2052		140	107
Var Energi ASA, (Norway), 5.00%, 05/18/2027 (e)		1,600	1,517

			128,167

Oil & Gas Services — 0.0% (g)
Schlumberger Finance BV, (Netherlands),
Reg. S, 0.00%, 10/15/2024	EUR	1,000	1,029
Reg. S, 0.25%, 10/15/2027	EUR	1,500	1,410
Reg. S, 0.50%, 10/15/2031	EUR	500	418
Reg. S, 2.00%, 05/06/2032	EUR	500	470
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		30	28
Schlumberger Finance France SAS, (France), Reg. S, 1.00%, 02/18/2026	EUR	500	506

			3,861

Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/2029		1,018	934
5.88%, 03/31/2025		5	5

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,189
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025		20	20
DCP Midstream Operating LP,
3.25%, 02/15/2032		335	282
5.13%, 05/15/2029		1,500	1,477
5.38%, 07/15/2025		70	70
Enbridge, Inc., (Canada), 5.97%, 03/08/2026		240	240
Energy Transfer LP,
2.90%, 05/15/2025		220	209
4.20%, 04/15/2027		5,830	5,581
5.35%, 05/15/2045		10	9
5.40%, 10/01/2047		190	168
5.55%, 02/15/2028		1,210	1,225
5.75%, 02/15/2033		1,705	1,738
6.25%, 04/15/2049		460	454
6.50%, 02/01/2042		10	10
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,313
Enterprise Products Operating LLC,
3.30%, 02/15/2053		55	40
3.75%, 02/15/2025		50	49
3.90%, 02/15/2024		50	49
4.15%, 10/16/2028		150	145
4.20%, 01/31/2050		40	34
5.10%, 02/15/2045		1,700	1,621
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 02/15/2078 (aa)		600	482
Kinder Morgan Energy Partners LP,
4.30%, 05/01/2024		3,200	3,167
4.70%, 11/01/2042		850	727
6.95%, 01/15/2038		10	11
Kinder Morgan, Inc.,
1.75%, 11/15/2026		390	351
2.25%, 03/16/2027	EUR	1,500	1,523
3.60%, 02/15/2051		35	25
5.45%, 08/01/2052		465	431
Magellan Midstream Partners LP, 5.00%, 03/01/2026		10	10
MPLX LP,
1.75%, 03/01/2026		400	365
2.65%, 08/15/2030		2,195	1,863
4.50%, 04/15/2038		75	67
4.70%, 04/15/2048		1,293	1,082
4.88%, 06/01/2025		2,340	2,321
4.90%, 04/15/2058		40	33
4.95%, 03/14/2052		1,435	1,243
5.20%, 03/01/2047		10	9
5.50%, 02/15/2049		520	482

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
5.65%, 03/01/2053		65	62
ONEOK Partners LP, 6.13%, 02/01/2041		24	23
ONEOK, Inc.,
2.20%, 09/15/2025		1,100	1,019
3.40%, 09/01/2029		1,210	1,075
4.45%, 09/01/2049		2,522	1,952
5.20%, 07/15/2048		35	30
5.85%, 01/15/2026		245	248
6.10%, 11/15/2032		175	181
6.35%, 01/15/2031		90	94
7.15%, 01/15/2051		220	234
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		65	58
4.90%, 02/15/2045		140	112
Targa Resources Corp.,
4.20%, 02/01/2033		525	472
4.95%, 04/15/2052		485	401
5.20%, 07/01/2027		1,245	1,232
6.13%, 03/15/2033		380	393
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.00%, 01/15/2032		200	174
4.88%, 02/01/2031		33	31
5.00%, 01/15/2028		499	483
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	73
4.00%, 03/15/2028		20	19
7.85%, 02/01/2026		428	458
Western Midstream Operating LP, 6.15%, 04/01/2033 (w)		330	334
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,720
4.50%, 11/15/2023		80	80
5.30%, 08/15/2052		140	131
5.80%, 11/15/2043		15	15

			42,158

Total Energy			179,936

Financial — 17.7%
Banks — 13.0%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	65
Reg. S, 0.60%, 01/15/2027	EUR	10,000	9,548
Reg. S, 1.25%, 01/10/2033	EUR	100	91
Reg. S, 1.38%, 01/16/2025	GBP	1,500	1,732
Reg. S, 1.38%, 01/12/2037	EUR	100	86
Reg. S, 1.45%, 04/12/2038	EUR	100	85
Achmea Bank NV, (Netherlands), Reg. S, 3.00%, 01/31/2030	EUR	100	107
Aegon Bank NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
AIB Group plc, (Ireland),
Reg. S, (EUR Swap Rate 1 Year + 1.30%), 2.25%, 04/04/2028 (aa)	EUR	1,000	983
Reg. S, (EUR Swap Rate 1 Year + 2.00%), 3.63%, 07/04/2026 (aa)	EUR	1,500	1,596
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	163	146
Reg. S, 1.38%, 01/27/2025	EUR	100	103
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	5,516
Argenta Spaarbank NV, (Belgium), Reg. S, 0.01%, 02/11/2031	EUR	100	84
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	95
Reg. S, 0.38%, 07/14/2025	EUR	3,950	3,747
Arkea Public Sector SCF SA, (France), Reg. S, 0.13%, 01/15/2030	EUR	100	88
ASB Finance Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	897
Reg. S, 0.50%, 09/24/2029	EUR	1,000	872
Reg. S, 0.63%, 10/18/2024	EUR	100	103
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 0.25%, 03/17/2025	EUR	100	102
Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	2,925	2,759
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,504	3,395
Series 16, Reg. S, 2.88%, 07/16/2024	EUR	100	107
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.13%, 03/24/2027 (aa)	EUR	2,000	1,943
Reg. S, 0.38%, 10/02/2024	EUR	1,000	1,031
Reg. S, 0.38%, 11/15/2026	EUR	1,000	966
Reg. S, 0.50%, 01/14/2027	EUR	1,000	950
0.88%, 09/18/2023		200	195
Reg. S, 0.88%, 11/22/2026	EUR	100	99
Reg. S, 1.00%, 06/21/2026	EUR	1,000	996
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.00%, 01/16/2030 (aa)	EUR	1,000	995
Reg. S, 1.38%, 05/14/2025	EUR	1,000	1,032
Reg. S, 1.75%, 11/26/2025	EUR	10,000	10,327
Reg. S, 3.50%, 02/10/2027	EUR	500	526
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 0.97%), 0.63%, 11/07/2025 (aa)	EUR	3,700	3,774
Reg. S, 0.88%, 07/22/2025	EUR	7,500	7,533
Reg. S, 1.00%, 04/26/2027	EUR	100	98
Reg. S, (EUR Swap Rate 1 Year + 1.55%), 1.13%, 03/11/2027 (aa)	EUR	2,900	2,838
Reg. S, (EUR Swap Rate 1 Year + 2.20%), 2.63%, 03/24/2026 (aa)	EUR	1,500	1,529

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	162
Reg. S, 0.20%, 02/11/2028	EUR	1,900	1,730
Reg. S, 1.00%, 04/07/2025	EUR	100	103
Reg. S, 1.13%, 10/25/2028	EUR	100	97
Reg. S, 1.38%, 01/05/2026	EUR	200	202
Reg. S, 1.63%, 10/22/2030	EUR	1,900	1,651
Reg. S, 1.75%, 02/17/2027	GBP	1,000	1,057
Reg. S, 2.38%, 09/08/2027	EUR	100	104
2.75%, 05/28/2025		400	377
2.75%, 12/03/2030		200	156
Reg. S, 3.25%, 02/14/2028	EUR	100	108
3.49%, 05/28/2030		2,000	1,744
3.50%, 03/24/2025		200	192
Reg. S, (EUR Swap Rate 1 Year + 1.05%), 3.63%, 09/27/2026 (aa)	EUR	2,000	2,149
Reg. S, 3.88%, 01/16/2028	EUR	10,000	10,879
3.89%, 05/24/2024		3,800	3,715
5.29%, 08/18/2027		200	197
Series DIP, Reg. S, 3.25%, 04/04/2026	EUR	10,000	10,511
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	1,900	1,924
(United States SOFR + 0.74%), 0.81%, 10/24/2024 (aa)		60	58
(United States SOFR + 0.91%), 0.98%, 09/25/2025 (aa)		177	165
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 1.10%, 05/24/2032 (aa)	EUR	2,500	2,129
(United States SOFR + 0.65%), 1.53%, 12/06/2025 (aa)		25	23
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 1.66%, 04/25/2028 (aa)	EUR	10,000	9,798
Reg. S, (UK Gilts 1 Year + 1.10%), 1.67%, 06/02/2029 (aa)	GBP	2,000	2,049
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,465	1,307
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.95%, 10/27/2026 (aa)	EUR	2,000	2,055
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa) (jj)		2,900	2,492
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	806
Reg. S, 2.30%, 07/25/2025	GBP	1,000	1,166
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 02/13/2031 (aa)		3,300	2,793
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,128
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,920	1,351
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,793
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (aa)		65	57
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		10	10
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		60	46
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		1,000	961
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa)		350	325
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/2025 (aa)		25	25
Reg. S, (UK Gilts 1 Year + 1.75%), 3.58%, 04/27/2031 (aa)	GBP	1,500	1,647
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		1,760	1,727
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/2029 (aa)		295	279
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 02/07/2030 (aa)		200	187
4.00%, 01/22/2025		4,200	4,103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 04/23/2040 (aa)		100	87
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 03/20/2051 (aa)		50	41
(United States SOFR + 1.58%), 4.38%, 04/27/2028 (aa)		940	910
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		115	113
4.88%, 04/01/2044		25	24
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		1,720	1,708
5.00%, 01/21/2044		20	19
(United States SOFR + 2.16%), 5.02%, 07/22/2033 (aa)		880	870
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)		205	214
Reg. S, 7.00%, 07/31/2028	GBP	650	863
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	834
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		660	494
Bank of Ireland Group plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.10%), 1.88%, 06/05/2026 (aa)	EUR	4,400	4,507
Reg. S, (EUR Swap Rate 1 Year + 2.05%), 4.88%, 07/16/2028 (aa)	EUR	6,700	7,278
Bank of Montreal, (Canada),
Reg. S, 0.05%, 06/08/2029	EUR	100	89
Reg. S, 1.00%, 04/05/2026	EUR	100	101
1.85%, 05/01/2025		120	112
Series H, 4.25%, 09/14/2024		730	721
Bank of New York Mellon Corp. (The),
(United States SOFR + 1.35%), 4.41%, 07/24/2026 (aa)		235	232
(United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		210	208
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		100	98
Bank of New Zealand, (New Zealand), Reg. S, 2.55%, 06/29/2027	EUR	100	104
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	95
Reg. S, 0.01%, 12/15/2027	EUR	100	93
Reg. S, 0.38%, 10/23/2023	EUR	100	107
Reg. S, 0.38%, 03/26/2030	EUR	100	89
1.05%, 03/02/2026		170	152
3.45%, 04/11/2025		510	494
4.85%, 02/01/2030		2,550	2,521
Bankinter SA, (Spain),
Reg. S, 0.88%, 07/08/2026	EUR	3,000	2,917
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.25%, 12/23/2032 (aa)	EUR	3,600	3,176
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.01%, 03/07/2025	EUR	1,000	1,010
Reg. S, 0.01%, 05/11/2026	EUR	1,000	966
Reg. S, 0.63%, 11/03/2028	EUR	1,000	894
Reg. S, 0.75%, 06/15/2023	EUR	100	108
Reg. S, 0.75%, 06/08/2026	EUR	1,000	986
Reg. S, 0.75%, 01/17/2030	EUR	1,000	866
Reg. S, 1.00%, 05/23/2025	EUR	4,000	4,102

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.13%, 11/19/2031	EUR	600	483
Reg. S, 1.25%, 05/26/2027	EUR	1,000	980
Reg. S, 1.25%, 06/03/2030	EUR	1,000	890
Reg. S, 1.38%, 07/16/2028	EUR	3,000	2,867
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,199
Reg. S, 1.88%, 06/18/2029	EUR	1,000	925
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,464
Reg. S, 2.63%, 11/06/2029	EUR	500	494
Reg. S, 3.00%, 05/21/2024	EUR	2,000	2,139
Reg. S, 3.00%, 09/11/2025	EUR	7,000	7,407
Reg. S, 3.13%, 09/14/2027	EUR	3,400	3,594
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,201
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	1,000	1,039
4.94%, 01/26/2026 (e)		2,000	1,975
Reg. S, 5.00%, 01/19/2026	GBP	10,000	12,251
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	111
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	4,800	4,474
Reg. S, (EUR Swap Rate 1 Year + 0.78%), 1.38%, 01/24/2026 (aa)	EUR	7,000	7,177
(CMT Index 1 Year + 1.05%), 2.28%, 11/24/2027 (aa)		300	263
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.68%), 2.89%, 01/31/2027 (aa)	EUR	3,150	3,250
Reg. S, 3.00%, 05/08/2026	GBP	100	113
Reg. S, 3.25%, 02/12/2027	GBP	1,200	1,345
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	825	928
(CMT Index 1 Year + 2.65%), 5.50%, 08/09/2028 (aa)		975	961
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		660	676
(CMT Index 1 Year + 3.50%), 7.44%, 11/02/2033 (aa)		855	944
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	96
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	97
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.01%, 01/21/2028	EUR	100	93
Reg. S, 0.10%, 05/12/2031	EUR	100	84
Reg. S, 1.13%, 07/31/2028	EUR	100	97
Bayerische Landesbank, (Germany),
Reg. S, 0.13%, 11/02/2029	EUR	100	90
Reg. S, 0.25%, 01/14/2025	EUR	100	103
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	86
Reg. S, 2.13%, 09/01/2031	EUR	50	51
Reg. S, 3.75%, 02/07/2029	EUR	200	210
Belfius Bank SA, (Belgium),
Reg. S, 1.00%, 10/26/2024	EUR	5,000	5,179
Reg. S, 3.25%, 10/18/2027	EUR	100	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	100	92
Reg. S, 1.75%, 05/10/2032	EUR	100	97
Series 200, Reg. S, 0.38%, 02/21/2025	EUR	100	103
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.50%, 07/15/2025 (aa)	EUR	500	518
Reg. S, (ICE LIBOR EUR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	934
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 0.50%, 09/01/2028 (aa)	EUR	3,900	3,576
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.50%, 01/19/2030 (aa)	EUR	3,500	3,041
Reg. S, 0.63%, 12/03/2032	EUR	3,000	2,357
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.88%, 07/11/2030 (aa)	EUR	3,000	2,633
Reg. S, (EUR Swap Rate 5 Year + 1.17%), 0.88%, 08/31/2033 (aa)	EUR	1,000	862
Reg. S, 1.13%, 08/28/2024	EUR	500	523
Reg. S, 1.13%, 06/11/2026	EUR	1,000	998
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,393
Reg. S, 1.38%, 05/28/2029	EUR	200	183
Reg. S, 1.50%, 05/23/2028	EUR	500	473
Reg. S, 1.50%, 05/25/2028	EUR	1,500	1,454
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,099
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,105
Reg. S, (UK Gilts 5 Year + 1.65%), 2.00%, 05/24/2031 (aa)	GBP	2,500	2,652
Reg. S, 2.10%, 04/07/2032	EUR	1,500	1,371
(United States SOFR + 1.22%), 2.16%, 09/15/2029 (e) (aa)		1,665	1,387
Reg. S, 2.25%, 01/11/2027	EUR	500	506
Reg. S, 2.38%, 02/17/2025	EUR	1,000	1,050
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	4,300	4,211
Reg. S, (ICE LIBOR EUR 3 Month + 1.37%), 2.75%, 07/25/2028 (aa)	EUR	1,500	1,524
Reg. S, 2.88%, 02/24/2029	GBP	2,000	2,119
(United States SOFR + 1.51%), 3.05%, 01/13/2031 (e) (aa)		1,800	1,542
Reg. S, 3.38%, 01/23/2026	GBP	600	701
Reg. S, (ICE LIBOR EUR 3 Month + 0.92%), 3.88%, 01/10/2031 (aa)	EUR	3,400	3,645
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 4.38%, 01/13/2029 (aa)	EUR	5,900	6,437
Reg. S, 5.75%, 06/13/2032	GBP	4,500	5,580
BNZ International Funding Ltd., (New Zealand), Reg. S, 0.38%, 09/14/2024	EUR	4,050	4,188
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	6,200	6,113
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,553
Reg. S, 0.63%, 09/26/2024	EUR	1,500	1,551
Reg. S, 0.63%, 04/28/2025	EUR	1,000	1,018
Reg. S, 0.88%, 01/31/2024	EUR	1,200	1,271
Reg. S, 1.00%, 12/22/2025	GBP	2,000	2,210
Reg. S, 1.00%, 10/05/2028	EUR	500	467

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 3.50%, 01/25/2028	EUR	10,000	10,675
Reg. S, 4.00%, 11/29/2032	EUR	4,300	4,659
Reg. S, 4.38%, 07/13/2028	EUR	3,000	3,271
4.63%, 07/11/2024 (e)		1,200	1,170
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		1,700	1,694
Caixa Geral de Depositos SA, (Portugal), Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	100	112
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,340
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	1,956
Reg. S, 1.00%, 09/25/2025	EUR	200	204
Reg. S, 1.13%, 11/12/2026	EUR	8,000	7,816
Reg. S, 1.25%, 01/11/2027	EUR	200	200
Reg. S, (EUR Swap Rate 5 Year + 1.63%), 1.25%, 06/18/2031 (aa)	EUR	500	475
Reg. S, 1.38%, 06/19/2026	EUR	2,300	2,284
Reg. S, (EUR Swap Rate 5 Year + 1.68%), 2.25%, 04/17/2030 (aa)	EUR	1,000	1,006
Reg. S, 3.75%, 09/07/2029	EUR	2,500	2,702
Reg. S, (EUR Swap Rate 5 Year + 3.55%), 6.25%, 02/23/2033 (aa)	EUR	1,400	1,544
Caja Rural de Navarra SCC, (Spain), Reg. S, 3.00%, 04/26/2027	EUR	100	107
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.04%, 07/09/2027	EUR	100	94
3.95%, 08/04/2025		805	782
Cie de Financement Foncier SA, (France),
Reg. S, 0.01%, 07/15/2026	EUR	200	195
Reg. S, 0.23%, 09/14/2026	EUR	100	98
Reg. S, 0.50%, 09/04/2024	EUR	100	104
Reg. S, 0.60%, 10/25/2041	EUR	100	68
Reg. S, 0.75%, 01/21/2025	EUR	100	103
Reg. S, 0.75%, 05/29/2026	EUR	100	100
Reg. S, 2.38%, 03/15/2030	EUR	100	103
Reg. S, 3.88%, 04/25/2055	EUR	20	25
Citigroup, Inc.,
(United States SOFR + 0.67%), 0.98%, 05/01/2025 (aa)		640	608
(United States SOFR + 0.77%), 1.12%, 01/28/2027 (aa)		130	116
Reg. S, (ICE LIBOR EUR 3 Month + 1.66%), 1.25%, 07/06/2026 (aa)	EUR	2,000	2,032
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,250	2,882
Reg. S, (ICE LIBOR EUR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	10,000	10,191
1.75%, 01/28/2025	EUR	700	734
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		90	85
(United States SOFR + 1.18%), 2.52%, 11/03/2032 (aa)		465	378
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	879
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,036
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		75	54
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		155	148

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.53%), 3.29%, 03/17/2026 (aa)		1,000	958
(CME Term SOFR 3 Month + 1.16%), 3.35%, 04/24/2025 (aa)		65	63
(CME Term SOFR 3 Month + 1.65%), 3.67%, 07/24/2028 (aa)		450	426
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		100	90
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		1,535	1,507
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		160	139
4.40%, 06/10/2025		3,500	3,410
4.65%, 07/30/2045		10	9
4.65%, 07/23/2048		25	23
(United States SOFR + 1.89%), 4.66%, 05/24/2028 (aa)		200	197
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		100	99
6.00%, 10/31/2033		50	51
(United States SOFR + 2.34%), 6.27%, 11/17/2033 (aa)		1,630	1,760
Clydesdale Bank plc, (United Kingdom), Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,196
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	88
Reg. S, 0.25%, 01/12/2032	EUR	100	85
Reg. S, 0.50%, 06/09/2026	EUR	100	100
Reg. S, 1.00%, 03/04/2026	EUR	1,500	1,491
Reg. S, 2.88%, 04/28/2026	EUR	100	108
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 3.00%, 09/14/2027 (aa)	EUR	1,000	1,011
Reg. S, (ICE LIBOR EUR 3 Month + 2.20%), 4.63%, 03/21/2028 (aa)	EUR	4,000	4,248
Reg. S, (UK Gilts 5 Year + 5.25%), 8.63%, 02/28/2033 (aa)	GBP	1,800	2,215
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	95
Reg. S, 1.13%, 01/18/2028	EUR	1,000	959
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,825	1,891
Reg. S, 3.25%, 10/24/2025	EUR	100	108
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	61
Reg. S, 0.63%, 04/26/2026	EUR	100	100
Reg. S, 0.75%, 03/02/2032	EUR	100	89
Reg. S, 0.88%, 02/08/2028	EUR	200	195
Reg. S, (ICE LIBOR EUR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	669
Reg. S, 1.25%, 03/23/2026	EUR	1,475	1,502
Reg. S, 1.38%, 02/03/2027	EUR	25	25
Reg. S, 2.38%, 05/22/2023	EUR	30	33
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,173
4.38%, 08/04/2025		890	860
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)	EUR	15,700	17,281
Reg. S, 5.25%, 05/23/2041	GBP	50	66

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	76
Reg. S, 0.25%, 09/30/2024	EUR	100	103
Reg. S, 0.38%, 01/20/2032	EUR	100	82
Credit Agricole SA, (France),
Reg. S, 0.38%, 10/21/2025	EUR	7,000	7,004
Reg. S, 1.00%, 09/18/2025	EUR	15,000	15,314
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 1.00%, 04/22/2026 (aa)	EUR	3,000	3,054
Reg. S, 1.75%, 03/05/2029	EUR	1,100	1,046
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	617
Reg. S, 1.88%, 12/20/2026	EUR	1,000	1,008
Reg. S, (ICE LIBOR EUR 3 Month + 0.77%), 1.88%, 04/22/2027 (aa)	EUR	1,000	1,010
Reg. S, 2.38%, 05/20/2024	EUR	600	641
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 4.00%, 10/12/2026 (aa)	EUR	2,000	2,164
Reg. S, 4.00%, 01/18/2033	EUR	10,000	11,046
Credit Mutuel Arkea SA, (France),
Reg. S, 3.25%, 06/01/2026	EUR	500	523
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,158
Reg. S, 4.25%, 12/01/2032	EUR	3,600	3,888
Credit Suisse AG, (Switzerland),
Reg. S, 0.25%, 01/05/2026	EUR	1,000	960
7.95%, 01/09/2025		1,700	1,728
Credit Suisse Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	1,400	1,415
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.13%, 10/13/2026 (aa)	EUR	900	886
Reg. S, (EUR Swap Rate 1 Year + 1.95%), 2.88%, 04/02/2032 (aa)	EUR	1,000	898
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	607
Credit Suisse Schweiz AG, (Switzerland),
Reg. S, 0.00%, 10/31/2030	CHF	25	22
Reg. S, 3.39%, 12/05/2025	EUR	100	106
Credito Emiliano SpA, (Italy),
Reg. S, 0.01%, 07/07/2028	EUR	100	91
Reg. S, (ICE LIBOR EUR 3 Month + 1.05%), 1.13%, 01/19/2028 (aa)	EUR	2,000	1,926
Crelan SA, (Belgium), Reg. S, 5.38%, 10/31/2025	EUR	1,700	1,833
Danske Bank A/S, (Denmark),
IF, Reg. S, (1.15% - ICE EURIBOR Swap Rate 1 Year), 0.50%, 08/27/2025 (aa)	EUR	425	436
Reg. S, 0.63%, 05/26/2025	EUR	3,000	3,038
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	3,500	3,147
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.00%, 05/15/2031 (aa)	EUR	1,000	955
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 1.38%, 02/17/2027 (aa)	EUR	1,000	993
Reg. S, (EUR Swap Rate 5 Year + 1.70%), 1.38%, 02/12/2030 (aa)	EUR	3,000	3,010
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	6,800	7,210

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		2,255	2,256
Danske Hypotek AB, (Sweden), Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	180
Danske Mortgage Bank plc, (Finland), Reg. S, 0.01%, 11/24/2026	EUR	100	97
DBS Bank Ltd., (Singapore), Reg. S, 2.81%, 10/13/2025	EUR	100	106
de Volksbank NV, (Netherlands), Reg. S, 1.00%, 03/08/2028	EUR	100	98
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	91
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	67
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.00%, 11/19/2025 (aa)	EUR	800	801
Reg. S, 1.13%, 08/30/2023	EUR	775	832
Reg. S, 1.13%, 03/17/2025	EUR	800	804
Reg. S, (ICE LIBOR EUR 3 Month + 1.67%), 1.38%, 06/10/2026 (aa)	EUR	1,000	1,017
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)	EUR	2,900	2,721
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,540
Reg. S, 2.25%, 09/20/2027	EUR	100	104
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		150	127
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		750	636
Reg. S, 2.63%, 12/16/2024	GBP	1,500	1,707
(United States SOFR + 1.72%), 3.04%, 05/28/2032 (aa)		150	115
3.70%, 05/30/2024		100	95
(United States SOFR + 2.26%), 3.74%, 01/07/2033 (aa)		200	144
Reg. S, 3.88%, 02/12/2024	GBP	1,000	1,196
Reg. S, (SONIA Interest Rate Benchmark + 1.94%), 4.00%, 06/24/2026 (aa)	GBP	2,000	2,310
Reg. S, 4.00%, 11/29/2027	EUR	4,100	4,363
Reg. S, (ICE LIBOR EUR 3 Month + 2.50%), 5.38%, 01/11/2029 (aa)	EUR	1,300	1,374
(United States SOFR + 3.18%), 6.72%, 01/18/2029 (aa)		1,575	1,563
(United States SOFR + 3.65%), 7.08%, 02/10/2034 (aa)		2,410	2,234
Deutsche Kreditbank AG, (Germany), Reg. S, 1.63%, 05/05/2032	EUR	50	48
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	97
Reg. S, 1.00%, 04/13/2026	EUR	100	102
Dexia Credit Local SA, (France),
Reg. S, 0.00%, 05/29/2024	EUR	300	313
Reg. S, 0.00%, 01/21/2028	EUR	300	280
Reg. S, 0.01%, 01/22/2027	EUR	200	193
Reg. S, 0.63%, 01/17/2026	EUR	600	605
Reg. S, 1.25%, 11/26/2024	EUR	700	733
Reg. S, 2.13%, 02/12/2025	GBP	400	471
DNB Bank ASA, (Norway), Reg. S, (EUR Swap Rate 5 Year + 2.00%), 4.63%, 02/28/2033 (aa)	EUR	5,425	5,829
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 05/12/2028	EUR	5,000	4,603
Reg. S, 0.01%, 01/21/2031	EUR	100	84
Reg. S, 0.25%, 09/07/2026	EUR	100	98
Reg. S, 0.38%, 11/20/2024	EUR	100	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	92
Reg. S, 0.01%, 10/27/2028	EUR	25	23
Reg. S, 0.38%, 03/31/2026	EUR	100	100
Reg. S, 0.63%, 10/27/2023	EUR	200	214
Reg. S, 0.88%, 04/17/2034	EUR	100	86
Reg. S, 3.00%, 11/30/2032	EUR	100	107
Eika Boligkreditt A/S, (Norway), Reg. S, 0.38%, 02/26/2025	EUR	100	102
Erste Group Bank AG, (Austria),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.10%, 11/16/2028 (aa)	EUR	1,000	920
Reg. S, 0.13%, 05/17/2028	EUR	1,000	884
Reg. S, 0.25%, 06/26/2024	EUR	100	104
Reg. S, 0.50%, 01/12/2037	EUR	100	74
Reg. S, 0.75%, 02/05/2025	EUR	100	103
Reg. S, 0.88%, 05/22/2026	EUR	1,000	987
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.10%), 0.88%, 11/15/2032 (aa)	EUR	4,500	3,950
Reg. S, 1.50%, 04/07/2026	EUR	1,000	1,019
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.10%), 1.63%, 09/08/2031 (aa)	EUR	1,000	953
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.00%, 01/16/2031 (aa)	EUR	1,500	1,598
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	98
Goldman Sachs Group, Inc. (The),
Reg. S, 0.13%, 08/19/2024	EUR	1,000	1,034
Reg. S, 0.25%, 01/26/2028	EUR	1,000	904
(United States SOFR + 0.61%), 0.86%, 02/12/2026 (aa)		28	26
Reg. S, 0.88%, 05/09/2029	EUR	3,900	3,473
Reg. S, 1.00%, 03/18/2033	EUR	1,000	792
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		585	524
Reg. S, 1.38%, 05/15/2024	EUR	3,150	3,329
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		1,310	1,170
Reg. S, 1.50%, 12/07/2027	GBP	3,000	3,133
(United States SOFR + 0.73%), 1.76%, 01/24/2025 (aa)		120	116
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,815	1,618
2.60%, 02/07/2030		3,395	2,911
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		4,115	3,429
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		600	495
(United States SOFR + 1.47%), 2.91%, 07/21/2042 (aa)		865	618
(United States SOFR + 1.41%), 3.10%, 02/24/2033 (aa)		280	240
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,610
Reg. S, 3.38%, 03/27/2025	EUR	4,000	4,306
3.50%, 04/01/2025		97	94
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		480	455
Reg. S, (UK Gilts 1 Year + 1.95%), 3.63%, 10/29/2029 (aa)	GBP	2,000	2,222
Reg. S, 4.00%, 09/21/2029	EUR	1,000	1,068

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)		60	52
Reg. S, 4.25%, 01/29/2026	GBP	2,000	2,400
(United States SOFR + 1.51%), 4.39%, 06/15/2027 (aa)		1,360	1,327
(United States SOFR + 1.73%), 4.48%, 08/23/2028 (aa)		495	484
5.15%, 05/22/2045		21	20
6.25%, 02/01/2041		50	55
6.75%, 10/01/2037		170	184
6.88%, 01/18/2038	GBP	825	1,063
HSBC Bank Canada, (Canada), Reg. S, 1.50%, 09/15/2027	EUR	100	100
HSBC Holdings plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 1.03%), 0.77%, 11/13/2031 (aa)	EUR	1,000	841
(United States SOFR + 1.54%), 1.65%, 04/18/2026 (aa)		1,000	913
(SONIA Interest Rate Benchmark + 1.31%), 1.75%, 07/24/2027 (aa)	GBP	800	864
(United States SOFR + 1.73%), 2.01%, 09/22/2028 (aa)		800	685
Reg. S, 2.50%, 03/15/2027	EUR	2,000	2,056
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		600	565
Reg. S, 3.00%, 06/30/2025	EUR	5,000	5,287
(GBP Swap Rate 1 Year + 1.65%), 3.00%, 07/22/2028 (aa)	GBP	1,000	1,103
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	235
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 3.02%, 06/15/2027 (aa)	EUR	2,175	2,264
Reg. S, 3.13%, 06/07/2028	EUR	11,000	11,095
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/2030 (aa)		900	811
(United States SOFR + 1.51%), 4.18%, 12/09/2025 (aa)		1,400	1,359
(United States SOFR + 2.11%), 4.76%, 06/09/2028 (aa)		480	465
(United States SOFR + 2.53%), 4.76%, 03/29/2033 (aa)		430	388
(United States SOFR + 2.87%), 5.40%, 08/11/2033 (aa)		700	686
(United States SOFR + 2.65%), 6.33%, 03/09/2044 (aa)		1,680	1,762
6.50%, 09/15/2037		400	392
Reg. S, 7.00%, 04/07/2038	GBP	300	373
(United States SOFR + 3.35%), 7.39%, 11/03/2028 (aa)		3,200	3,403
Huntington National Bank (The), 5.65%, 01/10/2030		330	316
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria), Reg. S, 0.13%, 06/30/2026	EUR	200	192
Hypo Vorarlberg Bank AG, (Austria),
Reg. S, 0.75%, 02/11/2025	EUR	100	103
Reg. S, 4.13%, 02/16/2026	EUR	100	108
Industrial & Commercial Bank of China Ltd., (China), Reg. S, 0.13%, 10/28/2024	EUR	2,500	2,552
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	84
Reg. S, 0.75%, 02/18/2029	EUR	100	95
Reg. S, 2.50%, 02/21/2030	EUR	100	104
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	87
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)	EUR	2,500	2,557
Reg. S, (ICE LIBOR EUR 3 Month + 0.43%), 0.13%, 11/29/2025 (aa)	EUR	1,500	1,519

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 0.70%), 0.38%, 09/29/2028 (aa)	EUR	1,000	906
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)	EUR	1,000	918
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.00%, 11/13/2030 (aa)	EUR	1,000	967
Reg. S, (EUR Swap Rate 5 Year + 1.15%), 1.00%, 11/16/2032 (aa)	EUR	1,500	1,341
Reg. S, 1.13%, 02/14/2025	EUR	3,200	3,307
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	1,918
Reg. S, (ICE LIBOR EUR 3 Month + 0.85%), 1.25%, 02/16/2027 (aa)	EUR	1,200	1,192
Reg. S, 1.38%, 01/11/2028	EUR	1,000	962
Reg. S, (EUR Swap Rate 5 Year + 1.25%), 1.63%, 09/26/2029 (aa)	EUR	1,000	1,022
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,465	1,300
Reg. S, 2.00%, 09/20/2028	EUR	800	781
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 2.00%, 03/22/2030 (aa)	EUR	3,000	3,037
Reg. S, (ICE LIBOR EUR 3 Month + 1.10%), 2.13%, 05/23/2026 (aa)	EUR	3,000	3,120
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	1,300	1,289
Reg. S, 3.00%, 02/18/2026	GBP	2,000	2,311
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	EUR	300	325
(United States SOFR + 1.64%), 3.87%, 03/28/2026 (aa)		200	193
(United States SOFR + 1.83%), 4.02%, 03/28/2028 (aa)		1,560	1,473
4.10%, 10/02/2023		200	198
(United States SOFR + 2.07%), 4.25%, 03/28/2033 (aa)		885	808
Reg. S, (ICE LIBOR EUR 3 Month + 1.85%), 4.88%, 11/14/2027 (aa)	EUR	5,300	5,839
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	183
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	98
Reg. S, 0.63%, 02/24/2026	EUR	1,000	978
Reg. S, 0.75%, 12/04/2024	EUR	500	515
Reg. S, 0.75%, 03/16/2028	EUR	5,500	5,070
Reg. S, 1.00%, 07/04/2024	EUR	1,500	1,569
Reg. S, 1.35%, 02/24/2031	EUR	1,500	1,218
Reg. S, 1.50%, 04/10/2024	EUR	3,100	3,283
Reg. S, 1.75%, 03/20/2028	EUR	4,000	3,874
Reg. S, 2.13%, 05/26/2025	EUR	4,375	4,564
Reg. S, 2.50%, 01/15/2030	GBP	3,000	2,976
Reg. S, 3.38%, 01/24/2025	EUR	100	108
Reg. S, 4.75%, 09/06/2027	EUR	1,000	1,083
Reg. S, 5.25%, 01/13/2030	EUR	3,000	3,369
7.00%, 11/21/2025 (e)		1,060	1,078
(CMT Index 1 Year + 4.40%), 8.25%, 11/21/2033 (e) (aa)		1,305	1,382
Series XR, 3.25%, 09/23/2024 (e)		2,900	2,784

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,503
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	993
Reg. S, (UK Gilts 5 Year + 5.91%), 9.13%, 03/06/2033 (aa)	GBP	3,000	3,692
Investitionsbank Berlin, (Germany),
Reg. S, 2.75%, 10/04/2027	EUR	300	322
Series 208, 0.05%, 03/02/2035	EUR	100	75
Jyske Bank A/S, (Denmark),
Reg. S, (EUR Swap Rate 1 Year + 0.50%), 0.05%, 09/02/2026 (aa)	EUR	3,350	3,278
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.42%), 0.25%, 02/17/2028 (aa)	EUR	2,000	1,849
Reg. S, (EUR Swap Rate 1 Year + 2.10%), 4.63%, 04/11/2026 (aa)	EUR	10,000	10,842
KBC Bank NV, (Belgium), Reg. S, 3.13%, 02/22/2027	EUR	100	108
KBC Group NV, (Belgium),
Reg. S, 0.63%, 04/10/2025	EUR	8,000	8,191
Reg. S, (UK Gilts 1 Year + 0.92%), 1.25%, 09/21/2027 (aa)	GBP	5,000	5,312
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 02/18/2025	EUR	120	123
Reg. S, 0.00%, 06/15/2026	EUR	500	494
Reg. S, 0.00%, 03/31/2027	EUR	500	484
Reg. S, 0.00%, 04/30/2027	EUR	2,230	2,152
Reg. S, 0.00%, 12/15/2027	EUR	1,140	1,082
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,232
Reg. S, 0.00%, 11/09/2028	EUR	1,000	927
Reg. S, 0.00%, 06/15/2029	EUR	254	231
Reg. S, 0.00%, 09/17/2030	EUR	3,108	2,729
Reg. S, 0.00%, 01/10/2031	EUR	670	583
Reg. S, 0.01%, 05/05/2027	EUR	520	502
0.05%, 02/28/2024	EUR	500	527
Reg. S, 0.05%, 09/29/2034	EUR	780	606
Reg. S, 0.13%, 01/09/2032	EUR	830	711
0.25%, 09/15/2025	EUR	1,100	1,118
0.38%, 07/18/2025		1,400	1,288
Reg. S, 0.38%, 04/23/2030	EUR	360	329
Reg. S, 0.38%, 05/20/2036	EUR	548	423
Reg. S, 0.50%, 09/28/2026	EUR	2,520	2,520
0.50%, 09/15/2027	EUR	500	489
0.63%, 01/07/2028	EUR	720	704
Reg. S, 0.88%, 09/15/2026	GBP	5,000	5,533
Reg. S, 0.88%, 07/04/2039	EUR	400	310
Reg. S, 1.13%, 05/09/2033	EUR	550	504
Reg. S, 1.38%, 12/15/2025	GBP	425	486
Reg. S, 1.38%, 07/31/2035	EUR	202	182
2.00%, 05/02/2025		195	187
Reg. S, 2.00%, 11/15/2029	EUR	500	515
2.50%, 11/20/2024		750	728
Reg. S, 2.50%, 11/19/2025	EUR	3,450	3,707
Reg. S, 2.75%, 02/14/2033	EUR	300	322
Reg. S, 4.13%, 02/18/2026	GBP	10,000	12,322

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
4.70%, 06/02/2037	CAD	100	79
Reg. S, 4.88%, 03/15/2037	GBP	825	1,101
5.75%, 06/07/2032	GBP	1,300	1,840
6.00%, 12/07/2028	GBP	2,500	3,399
Series EXC, 5.50%, 06/18/2025	GBP	9,900	12,536
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	103
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	194
Reg. S, 0.75%, 06/23/2031	EUR	100	82
Reg. S, (ICE LIBOR EUR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	200	190
Reg. S, 1.38%, 04/24/2029	EUR	200	184
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	100	107
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.25%, 07/21/2028	EUR	200	177
Reg. S, 0.38%, 02/18/2027	EUR	200	186
Reg. S, 0.38%, 05/07/2029	EUR	100	83
Reg. S, 0.88%, 09/15/2025	EUR	100	102
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	94
Series 829, Reg. S, 1.75%, 02/28/2028	EUR	100	102
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.38%, 06/04/2029	EUR	100	85
Reg. S, 0.50%, 01/19/2037	EUR	100	76
Reg. S, 0.63%, 01/12/2027	EUR	100	99
Reg. S, 4.00%, 02/04/2030	EUR	100	107
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	102
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	391
Reg. S, 0.63%, 12/15/2025	GBP	2,000	2,234
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	523
Reg. S, 0.00%, 07/19/2028	EUR	1,700	1,581
Reg. S, 0.00%, 12/13/2028	EUR	720	662
Reg. S, 0.00%, 11/27/2029	EUR	520	465
Reg. S, 0.05%, 12/18/2029	EUR	180	161
Reg. S, 0.10%, 03/08/2027	EUR	200	194
Reg. S, 0.25%, 08/29/2025	EUR	300	305
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,093
Reg. S, 0.50%, 02/28/2029	EUR	400	377
Reg. S, 0.63%, 02/20/2030	EUR	140	130
Reg. S, 0.63%, 10/31/2036	EUR	75	59
Reg. S, 0.88%, 12/15/2026	GBP	2,000	2,190
Reg. S, 2.75%, 02/16/2032	EUR	200	214
Liberbank SA, (Spain), Reg. S, 0.25%, 09/25/2029	EUR	100	88

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	98
Reg. S, 6.00%, 02/08/2029	GBP	100	133
Reg. S, 6.50%, 09/17/2040	GBP	300	435
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	1,995
Reg. S, (UK Gilts 5 Year + 2.40%), 2.71%, 12/03/2035 (aa)	GBP	600	571
Reg. S, (ICE LIBOR EUR 3 Month + 1.72%), 4.50%, 03/18/2030 (aa)	EUR	4,000	4,236
(CMT Index 1 Year + 2.30%), 4.98%, 08/11/2033 (aa)		800	765
Macquarie Group Ltd., (Australia),
Reg. S, 2.13%, 10/01/2031	GBP	1,500	1,414
Reg. S, 4.08%, 05/31/2029	GBP	2,000	2,233
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	400
Reg. S, 1.13%, 07/15/2025	EUR	975	994
Reg. S, 2.38%, 06/30/2027	EUR	100	103
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	103
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.55%), 0.95%, 07/19/2025 (aa)		400	377
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		2,000	1,768
Reg. S, (ICE LIBOR EUR 3 Month + 0.94%), 2.26%, 06/14/2025 (aa)	EUR	2,275	2,407
(CMT Index 1 Year + 0.83%), 2.34%, 01/19/2028 (aa)		640	574
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		1,000	993
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,458
Mizuho Financial Group, Inc., (Japan),
Reg. S, 0.12%, 09/06/2024	EUR	1,000	1,028
Reg. S, 0.21%, 10/07/2025	EUR	2,000	1,985
Reg. S, (ICE LIBOR EUR 3 Month + 0.72%), 0.47%, 09/06/2029 (aa)	EUR	1,000	888
Reg. S, 2.10%, 04/08/2032	EUR	1,000	908
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 05/25/2026 (aa)		3,000	2,796
(CMT Index 1 Year + 0.90%), 2.65%, 05/22/2026 (aa)		500	471
(United States SOFR + 1.24%), 2.84%, 07/16/2025 (aa)		400	385
Reg. S, 4.42%, 05/20/2033	EUR	10,000	10,975
(CMT Index 1 Year + 2.05%), 5.41%, 09/13/2028 (aa)		2,900	2,910
Reg. S, 5.63%, 06/13/2028	GBP	3,150	3,906
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	4,350	4,118
(ICE LIBOR EUR 3 Month + 0.75%), 0.64%, 07/26/2024 (aa)	EUR	1,675	1,797
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,240	1,157
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		225	200
(United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		185	166
1.88%, 04/27/2027	EUR	2,500	2,518
(United States SOFR + 1.02%), 1.93%, 04/28/2032 (aa)		1,350	1,061
(ICE LIBOR EUR 3 Month + 0.90%), 2.10%, 05/08/2026 (aa)	EUR	900	936
2.63%, 03/09/2027	GBP	1,425	1,594
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,000	861
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		45	29
(ICE LIBOR EUR 3 Month + 1.25%), 2.95%, 05/07/2032 (aa)	EUR	5,200	5,123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		235	231
4.30%, 01/27/2045		170	150
4.38%, 01/22/2047		23	20
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/2030 (aa)		75	72
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 04/22/2039 (aa)		10	9
(ICE LIBOR EUR 3 Month + 1.30%), 4.66%, 03/02/2029 (aa)	EUR	2,400	2,648
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		965	952
(ICE LIBOR EUR 3 Month + 1.76%), 4.81%, 10/25/2028 (aa)	EUR	5,000	5,540
5.00%, 11/24/2025		140	139
(United States SOFR + 4.84%), 5.60%, 03/24/2051 (aa)		40	42
(SONIA Interest Rate Benchmark + 2.25%), 5.79%, 11/18/2033 (aa)	GBP	4,300	5,392
(CMT Index 5 Year + 2.43%), 5.95%, 01/19/2038 (aa)		135	134
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		1,020	1,072
(United States SOFR + 2.56%), 6.34%, 10/18/2033 (aa)		750	819
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	31
Reg. S, 0.13%, 02/01/2029	EUR	50	46
Reg. S, 1.00%, 04/18/2039	EUR	50	39
Reg. S, 1.50%, 06/25/2024	EUR	100	106
Reg. S, 2.50%, 07/04/2028	EUR	100	105
National Australia Bank Ltd., (Australia),
Reg. S, 0.25%, 05/20/2024	EUR	1,000	1,043
Reg. S, 0.63%, 09/18/2024	EUR	1,000	1,038
Reg. S, 0.75%, 01/30/2026	EUR	100	101
Reg. S, 1.25%, 05/18/2026	EUR	1,000	1,019
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,466
Reg. S, 2.13%, 05/24/2028	EUR	500	507
Reg. S, 2.35%, 08/30/2029	EUR	100	102
National Bank of Canada, (Canada),
Reg. S, 0.75%, 03/13/2025	EUR	100	103
5.25%, 01/17/2025		250	249
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	86
NatWest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,200	1,935
Reg. S, (ICE LIBOR EUR 3 Month + 1.08%), 0.75%, 11/15/2025 (aa)	EUR	11,000	11,266
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	2,375	2,107
Reg. S, (ICE LIBOR EUR 3 Month + 1.08%), 1.75%, 03/02/2026 (aa)	EUR	1,200	1,238
Reg. S, (ICE LIBOR EUR 3 Month + 1.74%), 2.00%, 03/04/2025 (aa)	EUR	100	106
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	623
(CMT Index 1 Year + 2.15%), 2.36%, 05/22/2024 (aa)		2,000	1,990
Reg. S, (GBP Swap Rate 1 Year + 1.49%), 2.88%, 09/19/2026 (aa)	GBP	2,000	2,296
Reg. S, (UK Gilts 1 Year + 2.10%), 3.62%, 03/29/2029 (aa)	GBP	4,000	4,445
Reg. S, (ICE LIBOR EUR 3 Month + 1.91%), 4.07%, 09/06/2028 (aa)	EUR	1,950	2,076
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 05/18/2029 (aa)		1,670	1,602
(CMT Index 1 Year + 2.27%), 5.52%, 09/30/2028 (aa)		700	693

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
NatWest Markets plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	1,000	958
Reg. S, 2.00%, 08/27/2025	EUR	1,000	1,037
NIBC Bank NV, (Netherlands), Reg. S, 0.63%, 06/01/2026	EUR	100	100
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	94
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	97
Reg. S, 0.25%, 10/28/2026	EUR	20	19
Reg. S, 0.50%, 06/29/2026	EUR	50	50
Reg. S, 3.13%, 02/20/2026	EUR	50	54
Nordea Bank Abp, (Finland),
Reg. S, (EUR Swap Rate 5 Year + 0.92%), 0.63%, 08/18/2031 (aa)	EUR	5,000	4,748
Reg. S, 0.88%, 06/26/2023	EUR	425	459
Reg. S, 1.13%, 02/16/2027	EUR	2,000	1,959
Nordea Hypotek AB, (Sweden),
Series 5534, Reg. S, 1.00%, 09/18/2024	SEK	500	46
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	2,200	199
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,200	105
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	174
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	95
Reg. S, 2.50%, 09/14/2032	EUR	100	103
NRW Bank, (Germany),
Reg. S, 0.00%, 07/28/2031	EUR	138	117
Reg. S, 0.10%, 07/09/2035	EUR	300	225
Reg. S, 0.25%, 03/10/2025	EUR	120	123
Reg. S, 0.38%, 12/16/2024	GBP	2,000	2,298
Reg. S, 0.38%, 05/16/2029	EUR	550	509
Reg. S, 0.50%, 05/26/2025	EUR	320	327
Reg. S, 0.50%, 06/17/2041	EUR	100	69
Reg. S, 0.75%, 06/30/2028	EUR	260	251
1.20%, 03/28/2039	EUR	100	81
1.25%, 05/13/2049	EUR	87	64
2.75%, 02/21/2029	EUR	500	535
Nykredit Realkredit A/S, (Denmark),
Reg. S, (EUR Swap Rate 5 Year + 1.18%), 0.88%, 07/28/2031 (aa)	EUR	5,000	4,685
Series 13H, Reg. S, 1.00%, 07/01/2024	DKK	500	71
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	800	108
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	1,200	160
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	26
Series 13H, Reg. S, 2.00%, 01/01/2025	DKK	300	43
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000	140

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	146
Reg. S, 0.25%, 09/26/2024	EUR	300	311
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,282
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	94
Reg. S, 1.00%, 11/28/2024	EUR	150	156
Reg. S, 1.00%, 10/05/2027	EUR	100	99
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	800	763
Series 680, Reg. S, 0.00%, 03/30/2026	CHF	200	206
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	100	101
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	198
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	89
Series 695, Reg. S, 0.00%, 10/26/2029	CHF	200	192
Series 696, Reg. S, 0.13%, 11/19/2032	CHF	100	91
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	200	152
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	900	912
Series 485, Reg. S, 0.00%, 10/02/2026	CHF	200	204
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	49
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	50	48
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	120	107
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	205	173
Series 536, Reg. S, 0.20%, 06/12/2035	CHF	50	44
Series 538, Reg. S, 0.00%, 07/25/2031	CHF	200	185
PNC Financial Services Group, Inc. (The), (SOFR Compounded Index + 1.09%), 5.67%, 10/28/2025 (aa)		580	580
Prima Banka Slovensko A/S, (Slovakia), Reg. S, 0.01%, 09/14/2027	EUR	100	93
Raiffeisen Bank International AG, (Austria),
Reg. S, 0.25%, 01/22/2025	EUR	2,000	1,991
Reg. S, 3.88%, 03/16/2026	EUR	100	109
Reg. S, 4.13%, 09/08/2025	EUR	3,000	3,192
Reg. S, 5.75%, 01/27/2028	EUR	3,000	3,326
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 0.63%, 08/28/2026	EUR	200	198
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	100
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	107
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		200	221
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	91
Reg. S, 0.25%, 05/02/2024	EUR	1,300	1,357
Reg. S, 0.63%, 09/10/2025	EUR	100	101
1.15%, 06/10/2025		100	92
Reg. S, 2.38%, 09/13/2027	EUR	150	156
3.63%, 05/04/2027		90	86
5.00%, 02/01/2033		110	111
5.66%, 10/25/2024		530	535
6.00%, 11/01/2027		30	31

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Santander Consumer Bank A/S, (Norway), Reg. S, 0.13%, 02/25/2025	EUR	5,200	5,228
Santander Holdings USA, Inc.,
3.45%, 06/02/2025		45	42
(United States SOFR + 2.36%), 6.50%, 03/09/2029 (aa)		190	190
Santander UK Group Holdings plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.80%), 0.60%, 09/13/2029 (aa)	EUR	2,050	1,767
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		600	567
(United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		2,200	2,227
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	1,475	1,529
Reg. S, 0.25%, 05/19/2023	EUR	325	351
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 1.38%, 10/31/2028 (aa)	EUR	425	450
Reg. S, 3.25%, 11/24/2025	EUR	6,825	7,283
Reg. S, 3.25%, 05/04/2028	EUR	100	109
Series 579, Reg. S, 1.00%, 12/18/2024	SEK	2,000	184
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	173
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	2,000	188
Societe Generale SA, (France),
Reg. S, 0.13%, 02/24/2026	EUR	1,000	976
Reg. S, 0.25%, 07/08/2027	EUR	2,900	2,699
Reg. S, (ICE LIBOR EUR 3 Month + 1.28%), 0.88%, 09/22/2028 (aa)	EUR	1,500	1,395
(EUR Swap Rate 5 Year + 1.55%), 1.00%, 11/24/2030 (aa)	EUR	1,000	954
Reg. S, 1.13%, 01/23/2025	EUR	200	206
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 1.13%, 04/21/2026 (aa)	EUR	3,900	3,957
Reg. S, (EUR Swap Rate 5 Year + 1.60%), 1.13%, 06/30/2031 (aa)	EUR	1,000	931
Reg. S, 1.25%, 12/07/2027	GBP	3,000	3,034
Reg. S, 1.25%, 06/12/2030	EUR	2,000	1,742
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 1.50%, 05/30/2025 (aa)	EUR	500	527
(CMT Index 1 Year + 1.05%), 2.23%, 01/21/2026 (e) (aa)		2,850	2,627
Reg. S, 2.63%, 05/30/2029	EUR	1,000	1,018
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)		2,595	2,289
Reg. S, 4.00%, 11/16/2027	EUR	8,000	8,713
Reg. S, (ICE LIBOR EUR 3 Month + 1.80%), 4.25%, 12/06/2030 (aa)	EUR	1,500	1,570
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	5,000	4,693
Reg. S, 0.13%, 05/12/2031	EUR	100	85
Reg. S, 0.38%, 06/26/2024	EUR	100	104
Reg. S, 1.00%, 01/30/2029	EUR	100	95
Sparebank 1 Oestlandet, (Norway),
Reg. S, 0.25%, 09/30/2024	EUR	600	615
Reg. S, 1.75%, 04/27/2027	EUR	1,000	997

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
SpareBank 1 SR-Bank ASA, (Norway), Reg. S, 0.63%, 03/25/2024	EUR	700	734
Sparebanken Soer Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/25/2028	EUR	5,000	4,544
Reg. S, 0.50%, 02/06/2026	EUR	100	100
SR-Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/10/2031	EUR	100	84
Reg. S, 0.75%, 10/17/2025	EUR	100	102
Stadshypotek AB, (Sweden),
Reg. S, 0.01%, 11/24/2028	EUR	100	91
Reg. S, 0.50%, 07/11/2025	EUR	100	102
Series 1589, Reg. S, 1.50%, 12/03/2024	SEK	2,000	186
Series 1590, Reg. S, 1.00%, 09/03/2025	SEK	2,000	181
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	175
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	175
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	2,000	178
Standard Chartered plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 1.55%), 1.20%, 09/23/2031 (aa)	EUR	4,000	3,718
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,052
(CMT Index 1 Year + 1.18%), 2.61%, 01/12/2028 (e) (aa)		2,600	2,301
Sumitomo Mitsui Financial Group, Inc., (Japan),
1.47%, 07/08/2025		250	229
Reg. S, 1.55%, 06/15/2026	EUR	6,000	6,014
1.90%, 09/17/2028		400	338
5.46%, 01/13/2026		200	202
5.52%, 01/13/2028		200	203
5.71%, 01/13/2030		200	206
5.77%, 01/13/2033		760	794
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	100	92
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.05%, 09/06/2028	EUR	1,000	890
Reg. S, 0.13%, 11/03/2026	EUR	3,200	3,068
Reg. S, 0.50%, 02/18/2030	EUR	1,875	1,592
Reg. S, 1.00%, 04/15/2025	EUR	2,000	2,064
Reg. S, (EUR Swap Rate 5 Year + 1.80%), 3.25%, 06/01/2033 (aa)	EUR	1,500	1,504
Reg. S, 3.75%, 11/01/2027	EUR	1,200	1,299
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	100	87
Reg. S, 0.63%, 10/30/2025	EUR	100	101
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	180
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	1,000	92
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	169
Swedbank AB, (Sweden),
Reg. S, (EUR Swap Rate 1 Year + 0.57%), 0.30%, 05/20/2027 (aa)	EUR	1,500	1,429
Reg. S, 0.75%, 05/05/2025	EUR	1,300	1,322
Reg. S, 1.30%, 02/17/2027	EUR	1,000	969

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (UK Gilts 1 Year + 0.10%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,590
Reg. S, (EUR Swap Rate 5 Year + 1.28%), 1.50%, 09/18/2028 (aa)	EUR	1,900	2,027
Reg. S, 2.10%, 05/25/2027	EUR	1,000	1,010
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	1,500	1,507
Reg. S, (UK Gilts 5 Year + 0.38%), 7.27%, 11/15/2032 (aa)	GBP	6,000	7,572
Sydbank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 1.80%), 4.75%, 09/30/2025 (aa)	EUR	6,500	7,017
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.25%, 03/26/2024	EUR	100	105
1.25%, 09/10/2026		20	18
Reg. S, 1.71%, 07/28/2025	EUR	100	104
Reg. S, 1.95%, 04/08/2030	EUR	1,300	1,219
Reg. S, 2.88%, 04/05/2027	GBP	5,000	5,625
Reg. S, 3.25%, 04/27/2026	EUR	100	108
Reg. S, 3.72%, 03/13/2030	EUR	100	110
4.29%, 09/13/2024		5	5
4.46%, 06/08/2032		560	545
4.69%, 09/15/2027		535	529
Truist Financial Corp.,
1.20%, 08/05/2025		160	144
3.88%, 03/19/2029		1,400	1,257
UBS AG, (Switzerland), Reg. S, 0.50%, 03/31/2031	EUR	1,000	838
UBS Group AG, (Switzerland),
Reg. S, 0.25%, 02/24/2028	EUR	1,000	884
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,062
Reg. S, 0.63%, 02/24/2033	EUR	1,000	752
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.80%), 1.00%, 03/21/2025 (aa)	EUR	3,000	3,140
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	209
Reg. S, 1.25%, 09/01/2026	EUR	1,000	977
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		2,000	1,601
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 2.75%, 06/15/2027 (aa)	EUR	5,000	5,113
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.35%), 3.13%, 06/15/2030 (aa)	EUR	1,500	1,495
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.55%), 4.38%, 01/11/2031 (aa)	EUR	2,000	2,115
Unicaja Banco SA, (Spain), Reg. S, (EUR Swap Rate 1 Year + 2.15%), 5.13%, 02/21/2029 (aa)	EUR	8,700	9,173
UniCredit Bank AG, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	46
Reg. S, 0.01%, 03/10/2031	EUR	125	106
Reg. S, 0.25%, 01/15/2032	EUR	50	42
Reg. S, 0.85%, 05/22/2034	EUR	50	43
Reg. S, 0.88%, 01/11/2029	EUR	100	96
Reg. S, 1.88%, 04/09/2024	EUR	100	107
UniCredit Bank Austria AG, (Austria),
Reg. S, 0.05%, 09/21/2035	EUR	100	73
Reg. S, 3.00%, 07/31/2026	EUR	100	107

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
UniCredit SpA, (Italy),
Reg. S, 0.33%, 01/19/2026	EUR	1,000	981
Reg. S, 0.38%, 10/31/2026	EUR	100	97
Reg. S, 0.50%, 04/09/2025	EUR	1,000	1,015
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.80%, 07/05/2029 (aa)	EUR	1,000	899
Reg. S, 0.85%, 01/19/2031	EUR	1,000	808
Reg. S, (ICE LIBOR EUR 3 Month + 0.85%), 0.93%, 01/18/2028 (aa)	EUR	1,000	950
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 1.20%, 01/20/2026 (aa)	EUR	3,275	3,338
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 1.25%, 06/25/2025 (aa)	EUR	1,000	1,046
Reg. S, (ICE LIBOR EUR 3 Month + 1.90%), 1.63%, 07/03/2025 (aa)	EUR	500	524
Reg. S, 1.63%, 01/18/2032	EUR	1,000	839
Reg. S, 1.80%, 01/20/2030	EUR	1,000	877
Reg. S, 2.13%, 10/24/2026	EUR	1,000	1,022
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 2.20%, 07/22/2027 (aa)	EUR	1,000	990
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,714
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.45%, 02/16/2029 (aa)	EUR	9,350	9,752
Reg. S, (ICE LIBOR EUR 3 Month + 2.85%), 5.85%, 11/15/2027 (aa)	EUR	6,500	7,192
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	93
US Bancorp,
0.85%, 06/07/2024	EUR	1,300	1,349
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	1,780
(United States SOFR + 1.66%), 4.55%, 07/22/2028 (aa)		20	19
(United States SOFR + 1.23%), 4.65%, 02/01/2029 (aa)		240	234
(United States SOFR + 1.43%), 5.73%, 10/21/2026 (aa)		280	281
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	47
Virgin Money UK plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 0.38%, 05/27/2024 (aa)	EUR	225	242
Reg. S, (SONIA Interest Rate Benchmark + 2.57%), 3.13%, 06/22/2025 (aa)	GBP	1,000	1,173
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	200	231
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	1,000	1,142
Vseobecna Uverova Banka A/S, (Slovakia), Reg. S, 0.25%, 03/26/2024	EUR	100	105
Wells Fargo & Co.,
Reg. S, 1.00%, 02/02/2027	EUR	1,000	968
Reg. S, 1.38%, 10/26/2026	EUR	1,000	991
Reg. S, 1.50%, 05/24/2027	EUR	13,000	12,752
Reg. S, 2.00%, 04/27/2026	EUR	1,000	1,025
Reg. S, 2.13%, 09/24/2031	GBP	1,000	963
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (aa)		92	87
Reg. S, 2.50%, 05/02/2029	GBP	1,500	1,558
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,440	1,811

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/2027 (aa)		1,590	1,494
Reg. S, (SONIA Interest Rate Benchmark + 1.28%), 3.47%, 04/26/2028 (aa)	GBP	1,000	1,128
Reg. S, 3.50%, 09/12/2029	GBP	1,500	1,641
(United States SOFR + 1.51%), 3.53%, 03/24/2028 (aa)		370	349
3.90%, 05/01/2045		20	16
(United States SOFR + 1.32%), 3.91%, 04/25/2026 (aa)		1,635	1,586
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		65	64
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		1,245	1,103
4.63%, 11/02/2035	GBP	1,500	1,737
4.75%, 12/07/2046		95	82
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		1,360	1,342
Reg. S, 4.88%, 11/29/2035	GBP	1,000	1,093
5.61%, 01/15/2044		24	23
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	90
Reg. S, 0.88%, 04/17/2027	EUR	1,000	968
Reg. S, 1.08%, 04/05/2027	EUR	100	99
3.74%, 08/26/2025		580	567
Westpac Securities NZ Ltd., (New Zealand), Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,387
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	97
Zuercher Kantonalbank, (Switzerland), Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	224

			1,223,936

Diversified Financial Services — 0.8%
Aareal Bank AG, (Germany),
Reg. S, 3.13%, 02/13/2026	EUR	100	108
Reg. S, 4.50%, 07/25/2025	EUR	2,300	2,431
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	93
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.45%, 10/29/2026		650	584
3.40%, 10/29/2033		260	211
3.85%, 10/29/2041		400	305
4.50%, 09/15/2023		150	149
4.63%, 10/15/2027		190	184
Affordable Housing Finance plc, (United Kingdom), Reg. S, 2.89%, 08/11/2043	GBP	100	100
American Express Co.,
2.25%, 03/04/2025		125	119
3.38%, 05/03/2024		40	39
3.95%, 08/01/2025		370	363
4.90%, 02/13/2026		120	121
Ameriprise Financial, Inc., 5.15%, 05/15/2033		480	478
Arkea Home Loans SFH SA, (France), Reg. S, 0.38%, 03/04/2024	EUR	100	105
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	50	66
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	40	48

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
AXA Bank Europe SCF, (France),
Reg. S, 0.01%, 01/22/2027	EUR	100	96
Reg. S, 0.50%, 04/18/2025	EUR	100	102
AXA Home Loan SFH SA, (France), Reg. S, 0.13%, 06/25/2035	EUR	100	74
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	108
Bank Julius Baer & Co. AG, (Switzerland), Reg. S, 0.00%, 06/25/2024	EUR	3,000	3,083
BPCE SFH SA, (France),
Reg. S, 0.01%, 10/16/2028	EUR	100	91
Reg. S, 0.01%, 05/27/2030	EUR	100	86
Reg. S, 0.01%, 01/29/2036	EUR	100	71
Reg. S, 0.13%, 12/03/2030	EUR	100	86
Reg. S, 0.63%, 09/22/2027	EUR	100	97
Reg. S, 0.75%, 09/02/2025	EUR	100	102
Reg. S, 1.13%, 04/12/2030	EUR	100	94
Reg. S, 1.75%, 05/27/2032	EUR	100	95
Brookfield Finance, Inc., (Canada), 4.00%, 04/01/2024		40	39
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 10/08/2029	EUR	100	88
Reg. S, 0.13%, 04/30/2027	EUR	100	96
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (e)		2,055	1,914
Capital One Financial Corp., 0.80%, 06/12/2024	EUR	825	838
Cboe Global Markets, Inc.,
1.63%, 12/15/2030		361	291
3.65%, 01/12/2027		505	487
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	109
Charles Schwab Corp. (The), 1.15%, 05/13/2026		525	461
CME Group, Inc., 2.65%, 03/15/2032		203	176
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	4,200	3,880
Reg. S, 0.01%, 11/03/2031	EUR	100	83
Reg. S, 0.13%, 12/16/2024	EUR	100	103
Reg. S, 0.38%, 09/30/2024	EUR	100	104
Reg. S, 0.88%, 08/11/2028	EUR	100	96
Reg. S, 0.88%, 05/06/2034	EUR	100	84
Reg. S, 2.13%, 01/07/2030	EUR	100	101
Credit Agricole Public Sector SCF SA, (France), Reg. S, 0.88%, 08/02/2027	EUR	100	98
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	5,000	4,584
Reg. S, 0.75%, 09/15/2027	EUR	100	97
Reg. S, 0.88%, 03/04/2032	EUR	100	89
Reg. S, 1.00%, 01/30/2029	EUR	100	96
Reg. S, 2.38%, 02/08/2028	EUR	100	104
Discover Financial Services, 6.70%, 11/29/2032		85	87
Harbour Funding plc, (United Kingdom), Reg. S, 5.28%, 03/31/2034	GBP	25	31

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
HSBC SFH France SA, (France), Reg. S, 0.75%, 03/22/2027	EUR	100	98
Hypo Tirol Bank AG, (Austria), Reg. S, 0.01%, 03/11/2031	EUR	100	84
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	4,000	3,797
Intercontinental Exchange, Inc.,
2.10%, 06/15/2030		250	210
3.00%, 09/15/2060		215	141
3.65%, 05/23/2025		20	20
5.20%, 06/15/2062		140	139
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	955
2.75%, 10/15/2032		1,420	1,094
Jyske Realkredit A/S, (Denmark),
Reg. S, 1.00%, 10/01/2024	DKK	100	14
Series 32lE, Reg. S, 1.00%, 04/01/2023	DKK	200	29
Series 32IE, Reg. S, 1.00%, 04/01/2025	DKK	400	56
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 1.00%, 10/04/2028	EUR	100	97
Reg. S, 3.00%, 01/31/2031	EUR	100	107
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	101
Series 518, Reg. S, 1.25%, 09/17/2025	SEK	1,000	91
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	900	81
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	86
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	700	57
LeasePlan Corp. NV, (Netherlands), Reg. S, 2.13%, 05/06/2025	EUR	3,000	3,117
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,021
Reg. S, 1.75%, 12/06/2027	EUR	3,800	3,807
Lseg Netherlands BV, (Netherlands),
Reg. S, 0.00%, 04/06/2025	EUR	1,500	1,516
Reg. S, 0.25%, 04/06/2028	EUR	1,000	931
Reg. S, 0.75%, 04/06/2033	EUR	1,000	819
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	2,025	2,090
2.95%, 06/01/2029		710	657
3.30%, 03/26/2027		80	77
3.35%, 03/26/2030		105	100
3.85%, 03/26/2050		160	141
4.88%, 03/09/2028		190	196
Nasdaq, Inc.,
0.88%, 02/13/2030	EUR	2,750	2,408
0.90%, 07/30/2033	EUR	1,500	1,180
1.75%, 03/28/2029	EUR	2,300	2,196
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		1,955	1,788
2.61%, 07/14/2031		1,255	986
3.00%, 01/22/2032		1,320	1,059
5.10%, 07/03/2025		2,700	2,654

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2024 (e)	DKK	300	42
Reg. S, 1.00%, 04/01/2026 (e)	DKK	500	68
1.00%, 10/01/2026	DKK	500	67
Series CC2, Reg. S, 1.00%, 04/01/2025 (e)	DKK	200	28
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)	DKK	500	66
Private Export Funding Corp.,
0.55%, 07/30/2024 (e)		300	284
Series PP, 1.40%, 07/15/2028		775	673
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain), Series A6, 4.25%, 04/10/2031	EUR	100	115
Prs Finance plc, (United Kingdom),
Reg. S, 1.75%, 11/24/2026	GBP	189	213
Reg. S, 2.00%, 01/23/2029	GBP	500	546
Realkredit Danmark A/S, (Denmark),
Series 10f, Reg. S, 1.00%, 01/01/2025 (e)	DKK	700	98
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,300	177
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	43	5
Societe Generale SFH SA, (France),
Reg. S, 0.01%, 10/29/2029	EUR	100	88
Reg. S, 0.50%, 06/02/2025	EUR	100	102
Reg. S, 0.50%, 01/28/2026	EUR	100	101
Reg. S, 1.38%, 05/05/2028	EUR	100	99
Reg. S, 1.75%, 05/05/2034	EUR	100	93
Sparebanken Vest Boligkreditt A/S, (Norway), Reg. S, 0.38%, 01/20/2032	EUR	100	85
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.05%, 05/28/2025	EUR	100	101
Series 194, Reg. S, 1.00%, 09/18/2024	SEK	1,600	148
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	2,000	182
Series 196, Reg. S, 1.00%, 03/18/2026	SEK	1,000	90
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	61
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,697
TP ICAP Finance plc, (United Kingdom), Reg. S, 5.25%, 05/29/2026	GBP	2,000	2,325
Visa, Inc.,
1.50%, 06/15/2026	EUR	4,800	4,904
2.00%, 06/15/2029	EUR	4,100	4,120
2.70%, 04/15/2040		130	103
3.65%, 09/15/2047		200	174
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	285
Western Union Co. (The), 1.35%, 03/15/2026		740	658

			76,623

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — 1.8%
Aflac, Inc., 4.75%, 01/15/2049		300	280
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	3,700	3,119
Alleghany Corp.,
3.25%, 08/15/2051		135	98
3.63%, 05/15/2030		15	14
Allianz Finance II BV, (Netherlands), Series 62, Reg. S, 4.50%, 03/13/2043	GBP	1,500	1,784
Allianz SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 2.24%, 07/07/2045 (aa)	EUR	5,000	5,092
Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)	EUR	2,500	2,641
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 4.25%, 07/05/2052 (aa)	EUR	6,000	5,976
American International Group, Inc., 1.88%, 06/21/2027	EUR	1,000	990
Aon Corp., 2.80%, 05/15/2030		50	44
Aon Corp. / Aon Global Holdings plc,
2.90%, 08/23/2051		20	13
3.90%, 02/28/2052		110	89
Aon Global Ltd., (United Kingdom), 4.60%, 06/14/2044		10	9
Aquarius & Investments plc for Zurich Insurance Co. Ltd., (Ireland), Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 4.25%, 10/02/2043 (aa)	EUR	100	107
Argentum Netherlands BV for Zurich Insurance Co. Ltd., (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 3.20%), 2.75%, 02/19/2049 (aa)	EUR	500	469
Arthur J Gallagher & Co.,
2.40%, 11/09/2031		300	244
3.05%, 03/09/2052		70	45
5.75%, 03/02/2053		240	240
ASR Nederland NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	1,000	923
Reg. S, (EUR Swap Rate 5 Year + 4.95%), 5.00%, 09/30/2024 (x) (aa)	EUR	1,000	1,066
Reg. S, (EUR Swap Rate 5 Year + 5.20%), 5.13%, 09/29/2045 (aa)	EUR	1,000	1,062
Assicurazioni Generali SpA, (Italy),
Reg. S, 1.71%, 06/30/2032	EUR	1,000	805
Reg. S, 2.43%, 07/14/2031	EUR	1,000	881
Reg. S, 3.88%, 01/29/2029	EUR	500	505
Reg. S, 4.13%, 05/04/2026	EUR	100	107
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 4.60%, 11/21/2025 (x) (aa)	EUR	1,000	1,050
Reg. S, (ICE LIBOR EUR 3 Month + 5.35%), 5.00%, 06/08/2048 (aa)	EUR	1,000	1,066
Reg. S, (ICE LIBOR EUR 3 Month + 5.35%), 5.50%, 10/27/2047 (aa)	EUR	1,000	1,082
Athene Global Funding,
Reg. S, 1.24%, 04/08/2024	EUR	1,300	1,348
2.50%, 01/14/2025 (e)		20	19
Athene Holding Ltd., (Bermuda), 3.95%, 05/25/2051		55	38

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Aviva plc, (United Kingdom),
Reg. S, 1.88%, 11/13/2027	EUR	500	500
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 3.38%, 12/04/2045 (aa)	EUR	1,000	1,019
Reg. S, (EUR Swap Rate 5 Year + 3.48%), 3.88%, 07/03/2044 (aa)	EUR	1,000	1,056
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	825	793
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	430	528
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month +2.40%), 1.38%, 10/07/2041 (aa)	EUR	1,225	997
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.38%, 07/06/2047 (aa)	EUR	1,900	1,917
Reg. S, (EUR Swap Rate 11 Year + 3.25%), 3.88%, 10/08/2025 (x) (aa)	EUR	5,000	5,177
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 4.25%, 03/10/2043 (aa)	EUR	1,200	1,183
Reg. S, (SONIA Interest Rate Benchmark + 2.87%), 6.69%, 07/06/2026 (x) (aa)	GBP	375	463
Berkshire Hathaway Finance Corp.,
1.50%, 03/18/2030	EUR	2,200	2,094
2.38%, 06/19/2039	GBP	825	732
2.85%, 10/15/2050		15	10
3.85%, 03/15/2052		395	329
4.20%, 08/15/2048		25	23
Berkshire Hathaway, Inc.,
0.00%, 03/12/2025	EUR	1,900	1,924
2.15%, 03/15/2028	EUR	1,000	1,012
BNP Paribas Cardif SA, (France),
Reg. S, 1.00%, 11/29/2024	EUR	1,000	1,028
Reg. S, (ICE LIBOR EUR 3 Month + 3.93%), 4.03%, 11/25/2025 (x) (aa)	EUR	6,000	6,216
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	4,303
Chubb INA Holdings, Inc.,
0.88%, 12/15/2029	EUR	1,000	897
1.40%, 06/15/2031	EUR	1,000	894
1.55%, 03/15/2028	EUR	3,000	2,944
Cloverie plc for Zurich Insurance Co. Ltd., (Ireland),
Reg. S, 1.50%, 12/15/2028	EUR	1,000	971
Reg. S, 1.75%, 09/16/2024	EUR	500	525
CNA Financial Corp., 2.05%, 08/15/2030		2,500	2,039
CNP Assurances, (France),
Reg. S, 1.25%, 01/27/2029	EUR	1,000	886
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 2.50%, 06/30/2051 (aa)	EUR	1,000	875
Corebridge Financial, Inc.,
3.50%, 04/04/2025 (e)		100	96
4.35%, 04/05/2042 (e)		155	127
Credit Agricole Assurances SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 4.25%, 01/13/2025 (x) (aa)	EUR	3,000	3,176
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		561	433
4.95%, 06/01/2029		10	9
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/2052		82	55
3.50%, 10/15/2050		745	539
Fairfax Financial Holdings Ltd., (Canada),
3.38%, 03/03/2031		2,000	1,679
4.85%, 04/17/2028		375	365
5.63%, 08/16/2032 (e)		1,440	1,415
Groupe des Assurances du Credit Mutuel SADIR, (France), Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 1.85%, 04/21/2042 (aa)	EUR	2,200	1,723
Hannover Rueck SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.38%), 1.13%, 10/09/2039 (aa)	EUR	1,000	836
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 5.88%, 08/26/2043 (aa)	EUR	4,600	5,086
Jackson Financial, Inc., 4.00%, 11/23/2051		5	3
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	562
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	883
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	694
Liberty Mutual Finance Europe DAC, (Ireland), Reg. S, 1.75%, 03/27/2024	EUR	2,000	2,114
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		830	627
5.50%, 06/15/2052 (e)		495	469
Loews Corp., 3.20%, 05/15/2030		10	9
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	886
Markel Corp., 3.45%, 05/07/2052		1,000	701
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	5,050	4,780
2.90%, 12/15/2051		780	527
4.20%, 03/01/2048		850	727
4.75%, 03/15/2039		179	170
4.90%, 03/15/2049		170	162
MetLife, Inc., Reg. S, 5.38%, 12/09/2024	GBP	1,000	1,230
Metropolitan Life Global Funding I,
Reg. S, 0.38%, 04/09/2024	EUR	2,125	2,224
Reg. S, 0.50%, 05/25/2029	EUR	500	442
Reg. S, 0.55%, 06/16/2027	EUR	1,475	1,398
Reg. S, 0.63%, 12/08/2027	GBP	1,000	1,015
Reg. S, 1.63%, 10/12/2028	GBP	1,000	1,043
Reg. S, 1.63%, 09/21/2029	GBP	2,125	2,152
Reg. S, 1.75%, 05/25/2025	EUR	1,000	1,033
Reg. S, 3.50%, 09/30/2026	GBP	2,000	2,353
Reg. S, 4.13%, 09/02/2025	GBP	1,000	1,206

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.10%), 1.00%, 05/26/2042 (aa)	EUR	9,800	7,462
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 1.25%, 05/26/2041 (aa)	EUR	5,000	4,056
Reg. S, (ICE LIBOR EUR 3 Month + 3.40%), 3.25%, 05/26/2049 (aa)	EUR	2,000	1,955
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	1,747
New York Life Global Funding, Reg. S, 3.63%, 01/09/2030	EUR	9,625	10,178
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,400
Old Republic International Corp., 3.85%, 06/11/2051		85	63
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,244
Phoenix Group Holdings plc, (United Kingdom), Reg. S, 6.63%, 12/18/2025	GBP	425	525
Principal Financial Group, Inc.,
3.10%, 11/15/2026		1,400	1,336
5.50%, 03/15/2053		190	181
Progressive Corp. (The),
3.70%, 03/15/2052		150	120
4.13%, 04/15/2047		20	17
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	1,905
Sampo OYJ, (Finland),
Reg. S, 2.25%, 09/27/2030	EUR	1,000	1,016
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 2.50%, 09/03/2052 (aa)	EUR	1,025	856
Reg. S, (ICE LIBOR EUR 3 Month + 4.05%), 3.38%, 05/23/2049 (aa)	EUR	2,275	2,190
Talanx AG, (Germany), Reg. S, 4.00%, 10/25/2029	EUR	2,500	2,732
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	434
Reg. S, (ICE LIBOR EUR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	500	391
Reg. S, (ICE LIBOR EUR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	532
Unum Group,
4.00%, 06/15/2029		1,750	1,632
4.13%, 06/15/2051		980	698
5.75%, 08/15/2042		25	23
W R Berkley Corp., 4.00%, 05/12/2050		700	562
Willis North America, Inc.,
2.95%, 09/15/2029		50	44
3.60%, 05/15/2024		100	98
3.88%, 09/15/2049		250	187
4.65%, 06/15/2027		100	98
Zurich Finance Ireland Designated Activity Co., (Ireland),
Reg. S, 1.63%, 06/17/2039	EUR	500	392
Reg. S, (UK Gilts 5 Year + 4.10%), 5.13%, 11/23/2052 (aa)	GBP	5,625	6,272

			165,941

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — 0.2%
Ares Capital Corp., 2.15%, 07/15/2026		385	328
Barings BDC, Inc., 3.30%, 11/23/2026		20	18
Blackstone Private Credit Fund, 3.25%, 03/15/2027		45	38
Blackstone Secured Lending Fund, 2.85%, 09/30/2028		23	19
FS KKR Capital Corp., 2.63%, 01/15/2027		275	231
Golub Capital BDC, Inc., 2.50%, 08/24/2026		5	4
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	305
Reg. S, 1.50%, 09/12/2030	EUR	700	660
Reg. S, 2.75%, 06/10/2032	EUR	1,000	1,015
Main Street Capital Corp., 3.00%, 07/14/2026		165	144
MDGH GMTN RSC Ltd., (United Arab Emirates), Reg. S, 1.00%, 03/10/2034	EUR	600	480
Temasek Financial I Ltd., (Singapore), Reg. S, 1.50%, 03/01/2028	EUR	4,300	4,278
Wendel SE, (France),
Reg. S, 1.00%, 06/01/2031	EUR	4,400	3,646
Reg. S, 1.38%, 04/26/2026	EUR	1,000	1,007
Reg. S, 1.38%, 01/18/2034	EUR	1,000	774
Reg. S, 2.50%, 02/09/2027	EUR	1,000	1,035

			13,982

Private Equity — 0.0% (g)
3i Group plc, (United Kingdom), Reg. S, 5.75%, 12/03/2032	GBP	350	437
Intermediate Capital Group plc, (United Kingdom),
Reg. S, 1.63%, 02/17/2027	EUR	1,000	816
Reg. S, 2.50%, 01/28/2030	EUR	1,500	1,023

			2,276

Real Estate — 0.8%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,319
Akelius Residential Property Financing BV, (Netherlands),
Reg. S, 0.75%, 02/22/2030	EUR	2,000	1,555
Reg. S, 1.00%, 01/17/2028	EUR	1,000	871
Aroundtown SA, (Luxembourg), Reg. S, 0.00%, 07/16/2026	EUR	10,000	7,659
Balder Finland OYJ, (Finland),
Reg. S, 1.00%, 01/18/2027	EUR	1,000	830
Reg. S, 1.00%, 01/20/2029	EUR	1,000	716
Reg. S, 2.00%, 01/18/2031	EUR	5,000	3,453
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 0.50%, 09/12/2023	EUR	2,200	2,332
Reg. S, 1.63%, 04/20/2030	EUR	1,000	751
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,003
Reg. S, 2.00%, 02/15/2024	EUR	500	523
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,007
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	60
CBRE Services, Inc.,
2.50%, 04/01/2031		435	346
4.88%, 03/01/2026		20	20
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	885
Reg. S, 1.88%, 09/07/2051	GBP	500	313
Reg. S, 2.63%, 01/18/2029	GBP	200	217

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
CPI Property Group SA, (Luxembourg),
Reg. S, 1.50%, 01/27/2031	EUR	2,000	1,097
Reg. S, 1.75%, 01/14/2030	EUR	1,000	619
Reg. S, 2.75%, 05/12/2026	EUR	1,000	858
Reg. S, 2.75%, 01/22/2028	GBP	1,800	1,499
CTP NV, (Netherlands),
Reg. S, 0.50%, 06/21/2025	EUR	2,865	2,722
Reg. S, 0.63%, 11/27/2023	EUR	750	787
Reg. S, 0.63%, 09/27/2026	EUR	3,500	3,007
Reg. S, 0.88%, 01/20/2026	EUR	1,000	903
Reg. S, 1.25%, 06/21/2029	EUR	600	446
Deutsche Wohnen SE, (Germany),
Reg. S, 0.50%, 04/07/2031	EUR	500	367
Reg. S, 1.00%, 04/30/2025	EUR	2,000	2,026
Reg. S, 1.30%, 04/07/2041	EUR	500	298
Reg. S, 1.50%, 04/30/2030	EUR	2,000	1,711
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	1,000	832
Reg. S, 1.88%, 01/23/2026	EUR	2,000	1,825
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,094
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	891
HOWOGE Wohnungsbaugesellschaft mbH, (Germany), Reg. S, 1.13%, 11/01/2033	EUR	100	78
Kojamo OYJ, (Finland),
Reg. S, 0.88%, 05/28/2029	EUR	1,000	765
Reg. S, 2.00%, 03/31/2026	EUR	1,000	960
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	825	897
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,511
Reg. S, 1.50%, 07/13/2026	EUR	1,200	1,076
Reg. S, 2.25%, 05/13/2025	EUR	2,000	1,983
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 03/31/2032	GBP	1,000	965
Reg. S, 2.00%, 10/20/2038	GBP	425	342
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,356
Reg. S, 2.75%, 07/20/2057	GBP	425	316
Reg. S, 3.13%, 02/28/2053	GBP	500	412
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	28	31
NE Property BV, (Netherlands),
Reg. S, 1.75%, 11/23/2024	EUR	500	507
Reg. S, 1.88%, 10/09/2026	EUR	1,000	924
Reg. S, 2.00%, 01/20/2030	EUR	500	382
Reg. S, 3.38%, 07/14/2027	EUR	500	476
Notting Hill Genesis, (United Kingdom),
Reg. S, 2.00%, 06/03/2036	GBP	2,800	2,409
Reg. S, 3.25%, 10/12/2048	GBP	1,000	873
Reg. S, 4.38%, 02/20/2054	GBP	500	530
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,220
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		580	456
4.13%, 02/01/2029 (e)		2,100	1,949

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Optivo Finance plc, (United Kingdom),
Reg. S, 3.28%, 03/22/2048	GBP	2,000	1,777
Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,222
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,200
P3 Group Sarl, (Luxembourg), Reg. S, 0.88%, 01/26/2026	EUR	490	456
Sagax AB, (Sweden), Reg. S, 2.25%, 03/13/2025	EUR	1,000	1,019
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.63%, 02/24/2026	EUR	1,000	946
Samhallsbyggnadsbolaget i Norden AB, (Sweden), Reg. S, 1.00%, 08/12/2027	EUR	475	343
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025	EUR	1,000	980
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	43	53
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	80	111
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	34	41
Vonovia Finance BV, (Netherlands),
Reg. S, 0.63%, 07/09/2026	EUR	300	283
Reg. S, 0.88%, 07/03/2023	EUR	100	107
Reg. S, 1.00%, 01/28/2041	EUR	1,100	575
Series DIP, Reg. S, 1.50%, 03/31/2025	EUR	2,000	2,041
Vonovia SE, (Germany), Reg. S, 0.75%, 09/01/2032	EUR	1,700	1,181

			78,595

REITS — 1.0%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	1,200	883
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	400	300
American Tower Corp.,
0.88%, 05/21/2029	EUR	1,000	871
1.30%, 09/15/2025		400	366
1.38%, 04/04/2025	EUR	2,050	2,116
1.95%, 05/22/2026	EUR	1,000	1,019
2.70%, 04/15/2031		50	42
2.95%, 01/15/2051		157	100
3.65%, 03/15/2027		270	256
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,058
4.13%, 06/15/2026		2,300	2,179
4.13%, 05/15/2029		875	799
Camden Property Trust,
3.15%, 07/01/2029		100	89
3.35%, 11/01/2049		10	7
Carmila SA, (France),
Reg. S, 1.63%, 05/30/2027	EUR	1,000	920
Reg. S, 2.38%, 09/16/2024	EUR	1,000	1,054
EPR Properties, 3.60%, 11/15/2031		155	116
Equinix, Inc.,
0.25%, 03/15/2027	EUR	3,900	3,645
1.00%, 03/15/2033	EUR	3,500	2,773
1.45%, 05/15/2026		200	180
2.63%, 11/18/2024		85	82
2.90%, 11/18/2026		200	185
ERP Operating LP, 2.85%, 11/01/2026		150	140

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Globalworth Real Estate Investments Ltd., (Guernsey),
Reg. S, 2.95%, 07/29/2026	EUR	500	431
Reg. S, 3.00%, 03/29/2025	EUR	1,000	938
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		1,734	1,407
3.35%, 09/01/2024		20	19
5.30%, 01/15/2029		235	224
5.38%, 04/15/2026		1,500	1,455
5.75%, 06/01/2028		360	351
Goodman Australia Finance Pty Ltd., (Australia), Reg. S, 1.38%, 09/27/2025	EUR	2,758	2,738
Hammerson Ireland Finance DAC, (Ireland), Reg. S, 1.75%, 06/03/2027	EUR	5,483	4,769
Hammerson plc, (United Kingdom),
Reg. S, 6.00%, 02/23/2026	GBP	3,900	4,415
Reg. S, 7.25%, 04/21/2028	GBP	1,400	1,594
Healthpeak OP LLC, 3.00%, 01/15/2030		1,400	1,227
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/2031		415	324
Kimco Realty OP LLC, 2.70%, 10/01/2030		1,900	1,582
Klepierre SA, (France),
Reg. S, 0.88%, 02/17/2031	EUR	1,000	806
Reg. S, 1.63%, 12/13/2032	EUR	1,000	824
Reg. S, 2.00%, 05/12/2029	EUR	1,000	935
Mercialys SA, (France),
Reg. S, 1.80%, 02/27/2026	EUR	1,000	966
Reg. S, 2.50%, 02/28/2029	EUR	2,000	1,715
Merlin Properties Socimi SA, (Spain),
Reg. S, 1.38%, 06/01/2030	EUR	1,000	813
Reg. S, 2.38%, 07/13/2027	EUR	1,000	985
MPT Operating Partnership LP / MPT Finance Corp., 0.99%, 10/15/2026	EUR	1,650	1,203
National Health Investors, Inc., 3.00%, 02/01/2031		400	302
Omega Healthcare Investors, Inc.,
3.25%, 04/15/2033		265	194
4.50%, 04/01/2027		16	15
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	2,725	2,489
Prologis LP,
2.25%, 06/30/2029	GBP	1,600	1,677
5.25%, 06/15/2053		120	119
Public Storage,
0.50%, 09/09/2030	EUR	1,500	1,195
0.88%, 02/15/2026		50	45
1.50%, 11/09/2026		200	179
1.85%, 05/01/2028		300	262
1.95%, 11/09/2028		400	348
2.25%, 11/09/2031		165	137
2.30%, 05/01/2031		65	54
3.09%, 09/15/2027		110	104
3.39%, 05/01/2029		145	135
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	189
1.75%, 07/13/2033	GBP	1,100	968
3.10%, 12/15/2029		800	717

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
3.88%, 04/15/2025		100	97
5.05%, 01/13/2026		14	14
5.63%, 10/13/2032		440	457
Sabra Health Care LP, 3.20%, 12/01/2031		295	216
Scentre Group Trust 1 / Scentre Group Trust 2, (Australia),
Reg. S, 1.45%, 03/28/2029	EUR	2,000	1,792
Reg. S, 1.75%, 04/11/2028	EUR	2,000	1,869
Scentre Group Trust 1, (Australia),
Reg. S, 2.25%, 07/16/2024	EUR	2,000	2,100
Reg. S, 3.88%, 07/16/2026	GBP	554	650
Simon International Finance SCA, (Luxembourg), Reg. S, 1.25%, 05/13/2025	EUR	2,325	2,363
Simon Property Group LP,
1.38%, 01/15/2027		70	62
3.50%, 09/01/2025		50	48
5.85%, 03/08/2053		130	130
Tanger Properties LP, 2.75%, 09/01/2031		280	201
Unibail-Rodamco-Westfield SE, (France), Reg. S, 1.38%, 12/04/2031	EUR	1,500	1,202
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,229
VICI Properties LP,
4.75%, 02/15/2028		635	602
4.95%, 02/15/2030		1,645	1,542
5.13%, 05/15/2032		39	37
5.63%, 05/15/2052		308	277
Welltower OP LLC,
2.75%, 01/15/2031		50	41
3.10%, 01/15/2030		2,400	2,091
4.50%, 01/15/2024		3,500	3,462
4.50%, 12/01/2034	GBP	300	319
4.80%, 11/20/2028	GBP	1,650	1,927
Weyerhaeuser Co., 4.00%, 04/15/2030		1,500	1,399
WP Carey, Inc., 2.25%, 04/01/2033		1,000	763
WPC Eurobond BV, (Netherlands),
0.95%, 06/01/2030	EUR	1,800	1,440
1.35%, 04/15/2028	EUR	825	737
2.13%, 04/15/2027	EUR	1,800	1,763

			87,860

Savings & Loans — 0.1%
Coventry Building Society, (United Kingdom), Reg. S, 2.63%, 12/07/2026	EUR	5,000	5,256
Nationwide Building Society, (United Kingdom),
Reg. S, 0.25%, 07/22/2025	EUR	2,000	1,997
Reg. S, 0.63%, 03/25/2027	EUR	100	98
Reg. S, 5.63%, 01/28/2026	GBP	100	127
Yorkshire Building Society, (United Kingdom),
Reg. S, 0.01%, 10/13/2027	EUR	100	93
Reg. S, 0.01%, 11/16/2028	EUR	5,000	4,479

			12,050

Total Financial			1,661,263

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Government — 8.4%
Multi-National — 3.5%
African Development Bank, (Supranational),
0.25%, 11/21/2024	EUR	925	954
0.50%, 03/22/2027	EUR	1,000	981
0.50%, 03/21/2029	EUR	3,000	2,808
0.88%, 05/24/2028	EUR	400	390
2.25%, 09/14/2029	EUR	2,000	2,067
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,155
0.35%, 07/16/2025	EUR	800	813
0.75%, 12/07/2027	GBP	5,000	5,320
1.40%, 02/06/2037	EUR	7,000	6,129
1.63%, 03/15/2024		100	97
1.95%, 07/22/2032	EUR	10,000	9,874
2.00%, 01/22/2025		300	288
2.50%, 12/19/2024	GBP	2,000	2,383
2.63%, 01/30/2024		258	253
4.13%, 09/27/2024		2,525	2,512
6.22%, 08/15/2027		100	108
Asian Infrastructure Investment Bank (The), (Supranational),
0.50%, 10/30/2024		495	465
Reg. S, 4.38%, 06/11/2026	GBP	11,000	13,553
Corp. Andina de Fomento, (Supranational),
Reg. S, 0.25%, 02/04/2026	EUR	2,000	1,944
Reg. S, 1.13%, 02/13/2025	EUR	10,000	10,276
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 04/09/2027	EUR	2,000	1,922
Reg. S, 0.00%, 01/20/2031	EUR	5,000	4,310
Reg. S, 0.25%, 01/19/2032	EUR	3,000	2,572
Reg. S, 0.38%, 03/27/2025	EUR	175	179
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,425
Reg. S, 0.75%, 06/09/2025	EUR	50	51
Erste Abwicklungsanstalt, (Germany), Reg. S, 0.01%, 11/03/2023	EUR	1,000	1,064
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
Reg. S, 0.25%, 04/25/2023	EUR	825	893
4.55%, 03/30/2027	CAD	300	229
5.50%, 06/07/2032	GBP	300	408
European Bank for Reconstruction & Development, (Supranational),
0.25%, 07/10/2023		95	94
0.50%, 05/19/2025		135	125
European Investment Bank, (Supranational),
0.00%, 03/15/2024	EUR	300	316
Reg. S, 0.00%, 03/25/2025	EUR	15,200	15,519
Reg. S, 0.00%, 03/13/2026	EUR	700	696
Reg. S, 0.00%, 06/17/2027	EUR	1,500	1,439
Reg. S, 0.00%, 09/28/2028	EUR	1,000	926
Zero Coupon, 05/28/2037 (e)	CAD	150	62
Reg. S, 0.01%, 11/15/2035	EUR	4,200	3,077
Reg. S, 0.01%, 05/15/2041	EUR	15,000	9,128

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
Reg. S, 0.05%, 05/24/2024	EUR	2,000	2,094
Reg. S, 0.05%, 11/15/2029	EUR	10,000	8,999
0.05%, 01/16/2030	EUR	17,900	16,021
Reg. S, 0.05%, 10/13/2034	EUR	34,000	26,085
Reg. S, 0.10%, 10/15/2026	EUR	5,000	4,914
Reg. S, 0.13%, 12/14/2026	GBP	1,875	2,000
Reg. S, 0.13%, 06/20/2029	EUR	6,000	5,488
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,605
0.38%, 07/16/2025	EUR	25,000	25,539
0.38%, 03/26/2026		1,300	1,173
Reg. S, 0.38%, 04/14/2026	EUR	3,000	3,011
0.50%, 01/15/2027	EUR	2,000	1,982
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,494
0.63%, 07/25/2025		100	93
Reg. S, 0.88%, 05/15/2026	GBP	2,000	2,238
0.88%, 09/13/2047	EUR	200	133
Reg. S, 1.00%, 03/14/2031	EUR	20,000	18,705
Reg. S, 1.00%, 04/14/2032	EUR	3,275	2,997
Reg. S, 1.38%, 03/07/2025	GBP	100	117
Reg. S, 1.50%, 06/15/2032	EUR	11,000	10,520
1.50%, 10/16/2048	EUR	2,845	2,164
1.63%, 03/14/2025		200	191
2.75%, 08/15/2025		600	583
Reg. S, 2.75%, 09/15/2025	EUR	10,000	10,771
2.75%, 09/13/2030	EUR	230	246
3.13%, 12/14/2023		250	247
3.25%, 01/29/2024		165	163
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,291
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,638
4.13%, 04/15/2024	EUR	13,000	14,233
4.50%, 10/15/2025	EUR	10,000	11,226
Reg. S, 4.50%, 03/07/2044	GBP	3,000	3,874
5.00%, 04/15/2039	GBP	3,500	4,772
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	667
Series 1981, 2.63%, 03/15/2035	EUR	40	41
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	3,055	4,066
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,000	905
Inter-American Development Bank, (Supranational),
0.50%, 09/23/2024		750	709
0.88%, 04/20/2026		400	365
1.25%, 12/15/2025	GBP	2,000	2,278
1.50%, 01/13/2027		1,000	917
2.13%, 01/15/2025		290	280
2.38%, 08/03/2029	GBP	1,000	1,120
2.63%, 01/16/2024		230	226
3.00%, 02/21/2024		100	98
6.75%, 07/15/2027		700	766
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	971
Reg. S, 0.35%, 04/22/2036	EUR	3,500	2,680

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
Reg. S, 0.38%, 09/22/2027	GBP	2,000	2,100
Reg. S, 0.70%, 01/17/2042	EUR	1,000	697
Reg. S, 1.75%, 05/05/2037	EUR	500	456
Reg. S, 2.50%, 01/15/2038	EUR	4,000	3,991
International Finance Corp., (Supranational),
0.25%, 12/15/2025	GBP	1,000	1,108
Reg. S, 1.38%, 03/07/2025	GBP	1,000	1,165
2.88%, 07/31/2023		80	80
3.63%, 09/15/2025		2,120	2,102
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	197

			327,397

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	146
Reg. S, 4.00%, 09/12/2033	GBP	300	339

			485

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	860	695
UK Municipal Bonds Agency Finance Co. Designated Activity Co., (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	57

			752

Sovereign — 4.9%
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	4,325	4,106
Reg. S, 0.00%, 01/20/2031	EUR	9,600	8,285
Reg. S, 0.05%, 10/17/2029	EUR	9,000	8,096
Reg. S, 0.05%, 01/18/2052	EUR	1,000	438
Reg. S, 0.40%, 02/17/2025	EUR	1,000	1,032
Reg. S, 0.50%, 07/11/2025	EUR	8,000	8,192
Reg. S, 0.63%, 10/16/2026	EUR	100	100
Reg. S, 0.70%, 01/20/2050	EUR	2,500	1,488
Reg. S, 0.70%, 01/17/2053	EUR	10,000	5,596
Reg. S, 0.75%, 05/03/2027	EUR	15,000	14,909
Reg. S, 0.88%, 04/10/2035	EUR	15,900	13,310
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,737
Reg. S, 1.38%, 05/31/2047	EUR	10,000	7,575
Reg. S, 1.45%, 09/05/2040	EUR	370	307
Reg. S, 1.50%, 12/15/2025	EUR	13,000	13,551
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,596
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,575
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,637
Reg. S, 2.38%, 04/11/2028	EUR	15,000	15,820
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,139
Reg. S, 2.75%, 08/17/2026	EUR	15,000	16,139
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,094
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,309

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Sovereign — continued
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 12/15/2026	EUR	10,500	10,220
Reg. S, 0.01%, 03/04/2030	EUR	1,900	1,684
Reg. S, 0.01%, 10/15/2031	EUR	8,900	7,523
Reg. S, 0.50%, 03/02/2026	EUR	5,600	5,651
Reg. S, 0.50%, 03/05/2029	EUR	6,000	5,651
Reg. S, 0.75%, 09/05/2028	EUR	2,750	2,657
Reg. S, 0.88%, 07/18/2042	EUR	1,020	720
Reg. S, 1.00%, 09/23/2025	EUR	15,000	15,493
Reg. S, 1.00%, 06/23/2027	EUR	5,000	4,998
Reg. S, 1.75%, 10/20/2045	EUR	1,050	868
Reg. S, 1.80%, 11/02/2046	EUR	10,420	8,669
Reg. S, 1.85%, 12/01/2055	EUR	180	140
European Union, (Supranational),
Reg. S, 0.00%, 07/06/2026	EUR	10,350	10,219
Reg. S, 0.00%, 10/04/2028	EUR	1,800	1,666
Reg. S, 0.00%, 04/22/2031	EUR	5,800	4,981
Reg. S, 0.00%, 07/04/2031	EUR	30,000	25,601
Reg. S, 0.25%, 04/22/2036	EUR	12,900	9,679
Reg. S, 0.40%, 02/04/2037	EUR	10,000	7,454
Reg. S, 0.45%, 07/04/2041	EUR	19,800	13,118
Reg. S, 0.50%, 04/04/2025	EUR	3,575	3,685
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,438
Reg. S, 0.75%, 04/04/2031	EUR	3,925	3,598
Reg. S, 0.80%, 07/04/2025	EUR	20,700	21,377
Reg. S, 1.00%, 07/06/2032	EUR	5,800	5,294
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,082
Reg. S, 1.38%, 10/04/2029	EUR	8,000	7,881
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,525
Reg. S, 1.63%, 12/04/2029	EUR	20,000	19,976
Reg. S, 2.00%, 10/04/2027	EUR	10,000	10,434
Reg. S, 2.50%, 10/04/2052	EUR	9,000	8,307
Reg. S, 2.63%, 02/04/2048	EUR	1,000	963
Reg. S, 3.38%, 04/04/2038	EUR	4,000	4,423
Reg. S, 3.38%, 11/04/2042	EUR	20,000	21,825
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,765
Series MFA, Reg. S, 3.00%, 03/04/2053	EUR	8,000	8,152
Series SURE, Reg. S, 0.00%, 11/04/2025	EUR	5,198	5,227
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	5,500	5,140
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	8,732
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	21,150	15,687
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	4,837
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	7,068
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	623
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	2,995
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,209
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,121
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	992

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Sovereign — continued
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	507
Reg. S, 4.50%, 12/07/2038	GBP	110	140
5.10%, 03/07/2051	GBP	50	70

			462,096

Total Government			790,730

Industrial — 2.8%
Aerospace/Defense — 0.3%
Airbus SE, (Netherlands),
Reg. S, 1.63%, 06/09/2030	EUR	500	476
Reg. S, 2.00%, 04/07/2028	EUR	1,100	1,121
Reg. S, 2.38%, 04/07/2032	EUR	1,000	979
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,098
Boeing Co. (The),
3.45%, 11/01/2028		100	92
4.88%, 05/01/2025		800	798
5.71%, 05/01/2040		2,405	2,430
5.81%, 05/01/2050		50	50
General Dynamics Corp.,
2.25%, 06/01/2031		300	258
3.75%, 05/15/2028		85	83
Hexcel Corp., 4.20%, 02/15/2027		170	161
Lockheed Martin Corp.,
4.09%, 09/15/2052		35	32
4.15%, 06/15/2053		400	362
4.30%, 06/15/2062		455	412
4.70%, 05/15/2046		360	356
4.95%, 10/15/2025		400	406
5.10%, 11/15/2027		400	415
5.70%, 11/15/2054		400	454
5.90%, 11/15/2063		185	216
Raytheon Technologies Corp.,
2.15%, 05/18/2030	EUR	1,500	1,425
2.82%, 09/01/2051		200	139
3.20%, 03/15/2024		30	30
3.95%, 08/16/2025		140	138
7.20%, 08/15/2027		20	22
Safran SA, (France),
Reg. S, 0.13%, 03/16/2026	EUR	1,000	983
Reg. S, 0.75%, 03/17/2031	EUR	5,500	4,941
Thales SA, (France),
Reg. S, 0.00%, 03/26/2026	EUR	3,800	3,707
Reg. S, 0.75%, 01/23/2025	EUR	1,000	1,031
Reg. S, 1.00%, 05/15/2028	EUR	1,900	1,814

			24,429

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — 0.4%
Aliaxis Finance SA, (Belgium), Reg. S, 0.88%, 11/08/2028	EUR	1,500	1,251
Carrier Global Corp.,
2.24%, 02/15/2025		20	19
2.49%, 02/15/2027		10	10
3.38%, 04/05/2040		100	79
CRH Finance DAC, (Ireland), Reg. S, 1.38%, 10/18/2028	EUR	1,000	957
Crh Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,745
CRH SMW Finance DAC, (Ireland), Reg. S, 1.25%, 11/05/2026	EUR	1,000	1,001
Eagle Materials, Inc., 2.50%, 07/01/2031		154	126
HeidelbergCement AG, (Germany), Reg. S, 3.75%, 05/31/2032	EUR	6,125	6,215
Holcim Finance Luxembourg SA, (Luxembourg),
Reg. S, 0.50%, 11/29/2026	EUR	500	485
Reg. S, 0.50%, 09/03/2030	EUR	500	415
Reg. S, 0.50%, 04/23/2031	EUR	1,000	808
Reg. S, 0.63%, 04/06/2030	EUR	4,350	3,734
Reg. S, 0.63%, 01/19/2033	EUR	500	380
Reg. S, 1.50%, 04/06/2025	EUR	5,000	5,198
Reg. S, 2.25%, 05/26/2028	EUR	2,000	1,990
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.07%), 3.00%, 04/05/2024 (x) (aa)	EUR	500	522
Holcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 3.00%, 05/12/2032	GBP	3,500	3,574
Imerys SA, (France),
Reg. S, 1.00%, 07/15/2031	EUR	2,000	1,589
Reg. S, 1.50%, 01/15/2027	EUR	3,000	2,960
Reg. S, 2.00%, 12/10/2024	EUR	1,000	1,049
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland),
0.38%, 09/15/2027	EUR	1,000	938
1.00%, 09/15/2032	EUR	1,000	858
3.00%, 09/15/2028	EUR	1,000	1,038
Lennox International, Inc., 1.35%, 08/01/2025		12	11
Martin Marietta Materials, Inc., 4.25%, 07/02/2024		40	40
Owens Corning, 3.95%, 08/15/2029		1,000	941
Trane Technologies Luxembourg Finance SA, (Luxembourg), 4.50%, 03/21/2049		15	13
Vulcan Materials Co.,
3.50%, 06/01/2030		60	55
4.70%, 03/01/2048		440	399
5.80%, 03/01/2026		240	242

			38,642

Electrical Components & Equipment — 0.1%
Emerson Electric Co.,
1.25%, 10/15/2025	EUR	1,000	1,026
1.95%, 10/15/2030		200	168
2.00%, 12/21/2028		25	22
2.00%, 10/15/2029	EUR	1,500	1,497
2.80%, 12/21/2051		169	114
Legrand SA, (France),
Reg. S, 0.63%, 06/24/2028	EUR	1,000	943
Reg. S, 1.00%, 03/06/2026	EUR	1,000	1,009
Reg. S, 1.88%, 07/06/2032	EUR	1,000	951

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electrical Components & Equipment — continued
Signify NV, (Netherlands),
Reg. S, 2.00%, 05/11/2024	EUR	550	584
Reg. S, 2.38%, 05/11/2027	EUR	175	178

			6,492

Electronics — 0.2%
Agilent Technologies, Inc.,
2.30%, 03/12/2031		425	356
2.75%, 09/15/2029		60	54
3.05%, 09/22/2026		275	259
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		20	19
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	2,525	2,520
Arrow Electronics, Inc., 6.13%, 03/01/2026		480	481
Avnet, Inc., 5.50%, 06/01/2032		428	416
Flex Ltd., (Singapore),
3.75%, 02/01/2026		220	211
4.88%, 06/15/2029		164	159
4.88%, 05/12/2030		175	170
Honeywell International, Inc.,
0.75%, 03/10/2032	EUR	2,500	2,088
2.25%, 02/22/2028	EUR	1,500	1,521
2.50%, 11/01/2026		400	379
4.13%, 11/02/2034	EUR	8,700	9,560
Jabil, Inc., 1.70%, 04/15/2026		150	135
Keysight Technologies, Inc.,
3.00%, 10/30/2029		245	218
4.55%, 10/30/2024		200	198
4.60%, 04/06/2027		55	54
TD SYNNEX Corp., 2.65%, 08/09/2031		182	143
Tyco Electronics Group SA, (Luxembourg),
0.00%, 02/14/2025	EUR	1,000	1,016
0.00%, 02/16/2029	EUR	1,000	875

			20,832

Engineering & Construction — 0.4%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	2,000	1,725
Reg. S, 0.75%, 05/16/2024	EUR	1,500	1,581
Aeroports de Paris, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	466
Reg. S, 1.50%, 07/02/2032	EUR	100	88
Reg. S, 2.13%, 10/02/2026	EUR	200	207
Reg. S, 2.75%, 06/05/2028	EUR	100	105
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,540
Cellnex Finance Co. SA, (Spain),
Reg. S, 2.00%, 02/15/2033	EUR	1,200	996
Reg. S, 2.25%, 04/12/2026	EUR	2,000	2,036
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	296
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	100	87

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
Ferrovial Emisiones SA, (Spain),
Reg. S, 0.54%, 11/12/2028	EUR	1,000	893
Reg. S, 1.38%, 03/31/2025	EUR	1,000	1,036
Reg. S, 1.38%, 05/14/2026	EUR	1,000	1,010
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	344
Reg. S, 6.45%, 12/10/2031	GBP	225	295
Reg. S, 6.75%, 12/03/2026	GBP	150	192
HOCHTIEF AG, (Germany),
Reg. S, 0.50%, 09/03/2027	EUR	2,000	1,909
Reg. S, 1.75%, 07/03/2025	EUR	1,500	1,561
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	283
Reg. S, 0.75%, 04/22/2033	EUR	200	165
Sydney Airport Finance Co. Pty Ltd., (Australia),
Reg. S, 1.75%, 04/26/2028	EUR	1,000	974
Reg. S, 2.75%, 04/23/2024	EUR	500	536
Technip Energies NV, (Netherlands), Reg. S, 1.13%, 05/28/2028	EUR	11,100	10,135
Vantage Towers AG, (Germany),
Reg. S, 0.38%, 03/31/2027	EUR	1,200	1,293
Reg. S, 0.75%, 03/31/2030	EUR	500	539
Vinci SA, (France), Reg. S, 3.38%, 10/17/2032	EUR	2,000	2,114
Worley US Finance Sub Ltd., Reg. S, 0.88%, 06/09/2026	EUR	3,075	2,963

			36,369

Environmental Control — 0.0% (g)
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	176
3.20%, 06/01/2032		50	45
4.25%, 12/01/2028		250	245

			466

Hand/Machine Tools — 0.0% (g)
Regal Rexnord Corp.,
6.05%, 02/15/2026 (e)		620	622
6.30%, 02/15/2030 (e)		159	160
Snap-on, Inc., 3.10%, 05/01/2050		30	23

			805

Machinery - Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
0.80%, 11/13/2025		150	136
4.90%, 01/17/2025		560	563
Caterpillar, Inc., 4.75%, 05/15/2064		100	98
Metso Outotec OYJ, (Finland),
Reg. S, 0.88%, 05/26/2028	EUR	1,000	907
Reg. S, 4.88%, 12/07/2027	EUR	3,050	3,388
Sandvik AB, (Sweden),
Reg. S, 2.13%, 06/07/2027	EUR	1,000	1,025
Reg. S, 3.75%, 09/27/2029	EUR	1,000	1,085

			7,202

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — 0.2%
AGCO International Holdings BV, (Netherlands), Reg. S, 0.80%, 10/06/2028	EUR	6,200	5,544
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	1,325	1,315
Atlas Copco Finance DAC, (Ireland),
Reg. S, 0.13%, 09/03/2029	EUR	500	445
Reg. S, 0.75%, 02/08/2032	EUR	500	427
CNH Industrial Capital LLC, 3.95%, 05/23/2025		1,065	1,037
CNH Industrial Finance Europe SA, (Luxembourg), Reg. S, 0.00%, 04/01/2024	EUR	1,000	1,046
Dover Corp.,
0.75%, 11/04/2027	EUR	1,000	944
1.25%, 11/09/2026	EUR	1,000	1,001
Highland Holdings Sarl, (Luxembourg),
0.32%, 12/15/2026	EUR	1,500	1,445
0.93%, 12/15/2031	EUR	2,050	1,696
IDEX Corp.,
2.63%, 06/15/2031		1,185	999
3.00%, 05/01/2030		332	292
John Deere Capital Corp.,
3.40%, 06/06/2025		115	113
4.75%, 01/20/2028		500	510
5.15%, 03/03/2025		255	258
John Deere Cash Management SARL, (Luxembourg), Reg. S, 1.65%, 06/13/2039	EUR	825	694
Otis Worldwide Corp.,
2.06%, 04/05/2025		20	19
2.29%, 04/05/2027		200	182
3.36%, 02/15/2050		10	7
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		350	334
4.40%, 03/15/2024		1,800	1,776

			20,084

Metal Fabricate/Hardware — 0.0% (g)
Norsk Hydro ASA, (Norway),
Reg. S, 1.13%, 04/11/2025	EUR	2,700	2,755
Reg. S, 2.00%, 04/11/2029	EUR	800	760

			3,515

Miscellaneous Manufacturers — 0.5%
3M Co., 2.88%, 10/15/2027		230	215
Carlisle Cos., Inc.,
2.20%, 03/01/2032		157	122
2.75%, 03/01/2030		85	72
Eaton Capital Unlimited Co., (Ireland),
Reg. S, 0.13%, 03/08/2026	EUR	10,000	9,782
Reg. S, 0.58%, 03/08/2030	EUR	1,500	1,330
Reg. S, 0.70%, 05/14/2025	EUR	2,525	2,574
Reg. S, 0.75%, 09/20/2024	EUR	1,000	1,042
Eaton Corp., 4.15%, 11/02/2042		100	89
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	950	1,207
General Electric Co.,
1.50%, 05/17/2029	EUR	1,000	975
1.88%, 05/28/2027	EUR	1,000	1,010

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Miscellaneous Manufacturers — continued
Reg. S, 4.13%, 09/19/2035	EUR	1,000	1,075
Illinois Tool Works, Inc.,
0.63%, 12/05/2027	EUR	1,000	947
1.00%, 06/05/2031	EUR	500	445
Parker-Hannifin Corp., 1.13%, 03/01/2025	EUR	1,650	1,693
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,892
Siemens Financieringsmaatschappij NV, (Netherlands),
Reg. S, 0.30%, 02/28/2024	EUR	20	21
Reg. S, 2.50%, 09/08/2027	EUR	5,200	5,466
Reg. S, 3.00%, 09/08/2033	EUR	2,000	2,090
Smiths Group plc, (United Kingdom), Reg. S, 2.00%, 02/23/2027	EUR	12,602	12,651
Teledyne Technologies, Inc.,
1.60%, 04/01/2026		80	73
2.75%, 04/01/2031		540	460
Textron, Inc., 2.45%, 03/15/2031		1,900	1,601
Wabtec Transportation Netherlands BV, (Netherlands), 1.25%, 12/03/2027	EUR	1,500	1,420

			48,252

Packaging & Containers — 0.1%
Amcor UK Finance plc, (United Kingdom), 1.13%, 06/23/2027	EUR	1,500	1,440
Ball Corp., 0.88%, 03/15/2024	EUR	1,200	1,263
Berry Global, Inc., 5.50%, 04/15/2028 (e)		615	613
DS Smith plc, (United Kingdom),
Reg. S, 0.88%, 09/12/2026	EUR	4,300	4,187
Series EMT7, Reg. S, 1.38%, 07/26/2024	EUR	500	520
Packaging Corp. of America, 3.05%, 10/01/2051		105	72
Sealed Air Corp., 5.50%, 09/15/2025 (e)		1,460	1,443

			9,538

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030		575	538

Transportation — 0.5%
AP Moller - Maersk A/S, (Denmark), Reg. S, 4.00%, 04/04/2025	GBP	800	968
Aurizon Network Pty Ltd., (Australia),
Reg. S, 2.00%, 09/18/2024	EUR	1,000	1,055
Reg. S, 3.13%, 06/01/2026	EUR	1,000	1,046
Brambles Finance Ltd., (Australia), Reg. S, 2.38%, 06/12/2024	EUR	825	878
Brambles Finance plc, (United Kingdom),
Reg. S, 1.50%, 10/04/2027	EUR	1,000	988
Reg. S, 4.25%, 03/22/2031	EUR	14,325	15,581
Burlington Northern Santa Fe LLC,
2.88%, 06/15/2052		380	265
3.00%, 04/01/2025		160	155
3.30%, 09/15/2051		20	15
4.15%, 04/01/2045		50	44
4.45%, 01/15/2053		75	70
4.55%, 09/01/2044		170	160
4.95%, 09/15/2041		700	693
5.40%, 06/01/2041		70	73
Canadian National Railway Co., (Canada), 4.40%, 08/05/2052		430	402
Canadian Pacific Railway Co., (Canada), 3.10%, 12/02/2051		210	150

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.10%, 01/28/2036	CHF	150	126
Reg. S, 0.35%, 09/29/2031	EUR	100	86
Reg. S, 0.50%, 04/09/2027	EUR	140	138
Reg. S, 1.00%, 12/17/2027	EUR	300	296
Reg. S, 1.13%, 12/18/2028	EUR	300	291
Reg. S, 1.13%, 05/29/2051	EUR	112	69
Reg. S, 1.38%, 03/28/2031	EUR	2,000	1,882
Reg. S, 1.38%, 04/16/2040	EUR	50	38
Reg. S, 1.50%, 08/26/2024	CHF	500	543
Reg. S, 1.63%, 08/16/2033	EUR	189	172
Reg. S, 1.88%, 02/13/2026	GBP	6,000	6,924
Reg. S, 1.88%, 05/24/2030	EUR	300	297
1.99%, 07/08/2030	AUD	200	109
Reg. S, 3.50%, 09/27/2024	AUD	300	198
Reg. S, 3.63%, 12/18/2037	EUR	390	422
Reg. S, 3.75%, 10/29/2025	AUD	1,000	663
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,700	1,464
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,364
Ferrovie dello Stato Italiane SpA, (Italy), Reg. S, 1.50%, 06/27/2025	EUR	510	528
Kansas City Southern, 4.20%, 11/15/2069		10	8
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	172
Reg. S, 0.38%, 09/17/2027	EUR	100	95
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,272
Reg. S, 1.00%, 09/17/2034	EUR	200	160
Reg. S, 1.38%, 04/21/2032	EUR	1,000	890
Reg. S, 2.63%, 09/14/2028	EUR	100	104
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	242
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	338
3.00%, 10/24/2033	EUR	200	216
Reg. S, 3.38%, 05/18/2032	EUR	4	4
Reg. S, 3.88%, 06/30/2025	EUR	80	88
Ryder System, Inc., 5.65%, 03/01/2028		110	111
Union Pacific Corp.,
2.97%, 09/16/2062		150	99
3.60%, 09/15/2037		50	44
3.75%, 02/05/2070		5	4
3.80%, 04/06/2071		10	7
United Parcel Service, Inc.,
1.50%, 11/15/2032	EUR	1,125	1,011
5.05%, 03/03/2053		520	532

			44,550

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	700
5.55%, 05/01/2028 (e)		1,135	1,132

			1,832

Total Industrial			263,546

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Technology — 0.9%
Computers — 0.3%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		1,135	956
Apple, Inc.,
1.20%, 02/08/2028		295	260
1.38%, 05/24/2029	EUR	100	98
1.40%, 08/05/2028		30	26
1.63%, 11/10/2026	EUR	1,125	1,157
1.65%, 05/11/2030		250	213
2.38%, 02/08/2041		85	63
2.55%, 08/20/2060		15	10
2.65%, 05/11/2050		25	18
2.65%, 02/08/2051		30	21
2.80%, 02/08/2061		20	13
2.85%, 08/05/2061		40	27
3.05%, 07/31/2029	GBP	425	492
3.25%, 02/23/2026		50	49
3.25%, 08/08/2029		1,020	975
3.35%, 02/09/2027		15	15
3.75%, 09/12/2047		1,000	871
3.95%, 08/08/2052		285	254
4.10%, 08/08/2062		425	377
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	102
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	54
2.30%, 09/14/2031		540	426
Dell Bank International DAC, (Ireland),
Reg. S, 0.50%, 10/27/2026	EUR	1,000	962
Reg. S, 4.50%, 10/18/2027	EUR	1,000	1,106
Fortinet, Inc., 2.20%, 03/15/2031		35	29
Genpact Luxembourg Sarl, (Luxembourg), 3.38%, 12/01/2024		1,400	1,356
Hewlett Packard Enterprise Co.,
5.90%, 10/01/2024		220	223
6.10%, 04/01/2026		220	222
6.35%, 10/15/2045		90	94
International Business Machines Corp.,
1.25%, 02/09/2034	EUR	1,000	837
2.20%, 02/09/2027		200	185
2.72%, 02/09/2032		100	86
3.30%, 05/15/2026		1,060	1,021
3.63%, 02/06/2031	EUR	1,700	1,840
4.00%, 07/27/2025		300	296
4.00%, 02/06/2043	EUR	5,000	5,325
4.25%, 05/15/2049		390	334
4.88%, 02/06/2038	GBP	1,000	1,188
4.90%, 07/27/2052		450	418
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026		20	18
4.10%, 10/15/2041		50	33
NetApp, Inc., 1.88%, 06/22/2025		1,700	1,584
Teledyne FLIR LLC, 2.50%, 08/01/2030		1,910	1,606

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
Teleperformance, (France),
Reg. S, 0.25%, 11/26/2027	EUR	500	455
Reg. S, 1.88%, 07/02/2025	EUR	200	203
Reg. S, 3.75%, 06/24/2029	EUR	1,000	1,030

			26,928

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	886
3.28%, 12/01/2028		342	301
3.57%, 12/01/2031		262	225
4.13%, 05/01/2025		1,915	1,857

			3,269

Semiconductors — 0.3%
Analog Devices, Inc.,
1.70%, 10/01/2028		200	174
2.95%, 10/01/2051		250	182
3.45%, 06/15/2027 (e)		270	261
Applied Materials, Inc., 3.30%, 04/01/2027		55	53
ASML Holding NV, (Netherlands),
Reg. S, 0.25%, 02/25/2030	EUR	1,000	877
Reg. S, 0.63%, 05/07/2029	EUR	1,200	1,107
Reg. S, 1.38%, 07/07/2026	EUR	2,000	2,048
Reg. S, 1.63%, 05/28/2027	EUR	2,750	2,800
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.88%, 01/15/2027		90	87
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		3,335	2,562
3.15%, 11/15/2025		217	207
3.19%, 11/15/2036 (e)		1,220	925
3.42%, 04/15/2033 (e)		93	78
3.46%, 09/15/2026		1,320	1,260
3.47%, 04/15/2034 (e)		100	82
3.50%, 02/15/2041 (e)		635	478
3.75%, 02/15/2051 (e)		65	48
4.00%, 04/15/2029 (e)		475	444
4.11%, 09/15/2028		20	19
4.15%, 04/15/2032 (e)		400	364
4.93%, 05/15/2037 (e)		200	182
Infineon Technologies AG, (Germany),
Reg. S, 0.63%, 02/17/2025	EUR	2,000	2,053
Reg. S, 1.13%, 06/24/2026	EUR	1,400	1,404
Reg. S, 1.63%, 06/24/2029	EUR	1,000	962
Reg. S, 2.00%, 06/24/2032	EUR	2,000	1,855
Intel Corp.,
4.88%, 02/10/2026 (jj)		1,130	1,144
5.63%, 02/10/2043		225	230
5.70%, 02/10/2053		785	798
5.90%, 02/10/2063		295	303
Microchip Technology, Inc., 4.25%, 09/01/2025		3,680	3,616
NVIDIA Corp., 3.70%, 04/01/2060		10	8

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	898
4.40%, 06/01/2027		590	583
NXP BV / NXP Funding LLC, (Multinational), 4.88%, 03/01/2024		95	94
Texas Instruments, Inc.,
1.75%, 05/04/2030		59	50
2.70%, 09/15/2051		260	186
4.15%, 05/15/2048		17	16

			28,438

Software — 0.3%
Activision Blizzard, Inc., 2.50%, 09/15/2050		70	47
Adobe, Inc., 2.30%, 02/01/2030		288	255
Electronic Arts, Inc., 2.95%, 02/15/2051		255	174
Fidelity National Information Services, Inc.,
3.10%, 03/01/2041		180	125
3.36%, 05/21/2031	GBP	100	108
Fiserv, Inc.,
3.00%, 07/01/2031	GBP	8,000	8,354
3.50%, 07/01/2029		170	157
4.40%, 07/01/2049		135	114
5.45%, 03/02/2028		360	368
5.60%, 03/02/2033		315	327
Intuit, Inc., 1.65%, 07/15/2030		18	15
Microsoft Corp.,
2.53%, 06/01/2050		1,160	817
2.68%, 06/01/2060		535	368
3.04%, 03/17/2062		30	22
Oracle Corp.,
1.65%, 03/25/2026		155	142
2.30%, 03/25/2028		900	804
2.95%, 04/01/2030		300	265
3.60%, 04/01/2050		1,365	963
3.65%, 03/25/2041		450	347
3.85%, 04/01/2060		105	73
3.90%, 05/15/2035		285	249
3.95%, 03/25/2051		270	201
4.00%, 07/15/2046		325	248
4.10%, 03/25/2061		490	358
4.65%, 05/06/2030		115	112
4.90%, 02/06/2033		835	817
5.55%, 02/06/2053		670	636
6.90%, 11/09/2052		745	831
Sage Group plc (The), (United Kingdom),
Reg. S, 1.63%, 02/25/2031	GBP	2,000	1,910
Reg. S, 2.88%, 02/08/2034	GBP	3,500	3,466
Reg. S, 3.82%, 02/15/2028	EUR	3,400	3,660
SAP SE, (Germany),
Reg. S, 0.38%, 05/18/2029	EUR	5,000	4,592
Reg. S, 1.00%, 04/01/2025	EUR	50	53

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
ServiceNow, Inc., 1.40%, 09/01/2030		15	12
VMware, Inc., 4.50%, 05/15/2025		235	232
Workday, Inc., 3.50%, 04/01/2027		450	430

			31,652

Total Technology			90,287

Utilities — 3.6%
Electric — 2.8%
A2A SpA, (Italy),
Reg. S, 1.00%, 07/16/2029	EUR	100	90
Reg. S, 1.00%, 11/02/2033	EUR	100	78
Reg. S, 1.63%, 10/19/2027	EUR	200	202
Reg. S, 4.38%, 02/03/2034	EUR	100	107
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	90
Reg. S, 1.75%, 05/23/2028	EUR	130	129
Reg. S, 2.63%, 07/15/2024	EUR	100	107
Reg. S, 3.88%, 01/24/2031	EUR	200	214
AEP Texas, Inc.,
3.45%, 05/15/2051		10	7
4.70%, 05/15/2032		885	862
5.25%, 05/15/2052		10	10
Series I, 2.10%, 07/01/2030		2,600	2,159
AES Corp. (The), 2.45%, 01/15/2031		125	102
Alabama Power Co.,
3.00%, 03/15/2052		60	41
3.75%, 09/01/2027		310	302
Alliander NV, (Netherlands),
Reg. S, 2.63%, 09/09/2027	EUR	400	422
2.88%, 06/14/2024	EUR	100	108
Ameren Corp.,
2.50%, 09/15/2024		30	29
3.50%, 01/15/2031		10	9
Ameren Illinois Co.,
1.55%, 11/15/2030		30	24
3.25%, 03/15/2050		1,200	889
5.90%, 12/01/2052		20	23
American Electric Power Co., Inc.,
2.03%, 03/15/2024		90	87
2.30%, 03/01/2030		25	21
3.25%, 03/01/2050		20	14
5.95%, 11/01/2032		120	127
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,197
Reg. S, 3.97%, 09/22/2032	EUR	800	881
Appalachian Power Co.,
Series BB, 4.50%, 08/01/2032		150	144
Series Y, 4.50%, 03/01/2049		20	17
Series Z, 3.70%, 05/01/2050		45	35

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Arizona Public Service Co.,
2.20%, 12/15/2031		100	80
2.60%, 08/15/2029		84	73
3.35%, 05/15/2050		60	42
4.25%, 03/01/2049		10	8
Atlantic City Electric Co., 4.00%, 10/15/2028		50	48
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		50	34
4.55%, 06/01/2052		300	273
Berkshire Hathaway Energy Co.,
1.65%, 05/15/2031		400	320
2.85%, 05/15/2051		420	287
4.25%, 10/15/2050		15	13
4.60%, 05/01/2053		25	23
5.15%, 11/15/2043		60	59
Black Hills Corp.,
2.50%, 06/15/2030		100	83
3.05%, 10/15/2029		20	17
3.88%, 10/15/2049		10	8
CenterPoint Energy Houston Electric LLC,
Series AD, 2.90%, 07/01/2050		45	31
Series AF, 3.35%, 04/01/2051		10	8
Series AH, 3.60%, 03/01/2052		10	8
Series AJ, 4.85%, 10/01/2052		100	97
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		45	39
4.25%, 11/01/2028		3	3
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,422
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 0.88%, 09/29/2024	EUR	100	104
Reg. S, 1.50%, 07/29/2028	EUR	100	98
Reg. S, 2.13%, 07/29/2032	EUR	100	93
Commonwealth Edison Co.,
3.00%, 03/01/2050		55	39
3.70%, 08/15/2028		10	10
4.00%, 03/01/2048		25	21
4.00%, 03/01/2049		10	8
4.35%, 11/15/2045		980	848
5.30%, 02/01/2053		10	10
Series 131, 2.75%, 09/01/2051		440	291
Series 132, 3.15%, 03/15/2032		200	179
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/2031		905	751
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		100	72
3.60%, 06/15/2061		210	157
3.85%, 06/15/2046		10	8
6.15%, 11/15/2052		60	67
Series 09-C, 5.50%, 12/01/2039		10	10
Series 20A, 3.35%, 04/01/2030		70	65
Series 20B, 3.95%, 04/01/2050		55	45

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Series A, 4.13%, 05/15/2049		20	17
Series C, 3.00%, 12/01/2060		20	13
Series E, 4.65%, 12/01/2048		10	9
Constellation Energy Generation LLC,
5.60%, 06/15/2042		70	69
5.80%, 03/01/2033		20	21
Consumers Energy Co.,
2.50%, 05/01/2060		10	6
3.10%, 08/15/2050		30	22
3.25%, 08/15/2046		1,100	820
3.75%, 02/15/2050		25	20
4.20%, 09/01/2052		200	175
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,293
Dominion Energy, Inc.,
3.90%, 10/01/2025		220	214
4.25%, 06/01/2028		20	19
Series A, 4.35%, 08/15/2032		200	191
Series A, 4.60%, 03/15/2049		10	9
Series B, 4.85%, 08/15/2052		245	221
Series C, 3.38%, 04/01/2030		20	18
DTE Electric Co.,
2.95%, 03/01/2050		25	18
3.70%, 03/15/2045		1,100	888
3.95%, 03/01/2049		10	8
Series B, 3.25%, 04/01/2051		130	96
DTE Energy Co.,
2.85%, 10/01/2026		250	234
Series C, 3.40%, 06/15/2029		19	17
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		60	47
3.95%, 11/15/2028		40	39
5.30%, 02/15/2040		10	10
5.35%, 01/15/2053		65	67
Duke Energy Corp.,
0.90%, 09/15/2025		40	36
2.45%, 06/01/2030		110	94
2.55%, 06/15/2031		10	8
2.65%, 09/01/2026		30	28
3.10%, 06/15/2028	EUR	2,150	2,220
3.50%, 06/15/2051		10	7
3.75%, 09/01/2046		10	8
3.85%, 06/15/2034	EUR	2,200	2,228
4.20%, 06/15/2049		20	16
4.30%, 03/15/2028		100	98
4.50%, 08/15/2032		450	435
5.00%, 08/15/2052		120	111
Duke Energy Florida LLC,
3.00%, 12/15/2051		20	14
4.20%, 07/15/2048		10	9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	13
5.40%, 04/01/2053		20	21
Series YYY, 3.25%, 10/01/2049		40	29
Duke Energy Ohio, Inc.,
2.13%, 06/01/2030		30	25
3.65%, 02/01/2029		10	9
4.30%, 02/01/2049		80	68
Duke Energy Progress LLC,
3.40%, 04/01/2032		290	263
4.00%, 04/01/2052		150	124
E.ON International Finance BV, (Netherlands), Reg. S, 6.13%, 07/06/2039	GBP	650	836
E.ON SE, (Germany),
Reg. S, 1.00%, 10/07/2025	EUR	100	103
Reg. S, 3.50%, 01/12/2028	EUR	11,000	11,958
EDP - Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	200
EDP Finance BV, (Netherlands), Reg. S, 2.00%, 04/22/2025	EUR	1,300	1,374
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	600
Reg. S, 1.00%, 11/29/2033	EUR	100	77
Reg. S, 1.88%, 10/13/2036	EUR	200	161
Reg. S, 2.00%, 12/09/2049	EUR	700	458
Reg. S, 4.25%, 01/25/2032	EUR	400	430
Reg. S, 4.63%, 01/25/2043	EUR	100	102
Reg. S, 4.75%, 10/12/2034	EUR	1,600	1,748
Reg. S, 5.13%, 09/22/2050	GBP	800	836
Reg. S, 5.50%, 03/27/2037	GBP	500	580
Reg. S, 5.50%, 10/17/2041	GBP	1,000	1,131
Reg. S, (ICE Swap Rate GBP SONIA 15 Year + 3.32%), 5.88%, 01/22/2029 (x) (aa)	GBP	300	306
5.88%, 07/18/2031	GBP	465	578
Reg. S, 6.00%, 01/23/2114	GBP	600	677
Reg. S, 6.13%, 06/02/2034	GBP	600	753
Reg. S, 6.25%, 05/30/2028	GBP	3,000	3,811
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	5,822
Emera US Finance LP, 2.64%, 06/15/2031		110	88
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	84
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	90
Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	96
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	171
Reg. S, 0.50%, 03/01/2033	EUR	97	76
Reg. S, 0.63%, 04/17/2025	EUR	200	206
Reg. S, 3.50%, 07/24/2028	EUR	120	129
Reg. S, 4.00%, 01/24/2035	EUR	100	107
Reg. S, 6.13%, 07/07/2039	EUR	40	51
Enel Finance International NV, (Netherlands),
Reg. S, 0.00%, 06/17/2024	EUR	4,375	4,548
Reg. S, 0.00%, 05/28/2026	EUR	1,000	969
Reg. S, 0.38%, 06/17/2027	EUR	1,000	943

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 0.38%, 05/28/2029	EUR	1,000	883
Reg. S, 0.50%, 06/17/2030	EUR	1,000	850
Reg. S, 0.88%, 09/28/2034	EUR	3,000	2,258
Reg. S, 0.88%, 06/17/2036	EUR	1,500	1,070
Reg. S, 1.00%, 09/16/2024	EUR	1,000	1,047
Reg. S, 1.50%, 07/21/2025	EUR	2,000	2,079
2.25%, 07/12/2031 (e)		300	234
2.65%, 09/10/2024 (e)		3,500	3,377
3.50%, 04/06/2028 (e)		1,700	1,560
Reg. S, 4.50%, 02/20/2043	EUR	6,000	6,209
5.00%, 06/15/2032 (e)		940	883
7.50%, 10/14/2032 (e)		1,185	1,323
Enel SpA, (Italy), Series 635, Reg. S, (EUR Swap Rate 5 Year + 2.58%), 3.38%, 08/24/2026 (x) (aa)	EUR	5,000	4,921
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	28
Enexis Holding NV, (Netherlands),
Reg. S, 0.75%, 07/02/2031	EUR	134	118
Reg. S, 0.88%, 04/28/2026	EUR	100	101
Engie SA, (France),
Reg. S, 0.38%, 06/21/2027	EUR	1,000	957
Reg. S, 0.38%, 10/26/2029	EUR	1,000	883
Reg. S, 1.00%, 10/26/2036	EUR	1,000	745
Reg. S, 1.38%, 03/27/2025	EUR	1,000	1,041
Reg. S, (EUR Swap Rate 5 Year + 1.88%), 1.50%, 05/30/2028 (x) (aa)	EUR	3,000	2,619
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.63%, 04/08/2025 (x) (aa)	EUR	1,000	998
Reg. S, 1.75%, 03/27/2028	EUR	3,000	2,994
Reg. S, 2.00%, 09/28/2037	EUR	1,000	834
Reg. S, 2.38%, 05/19/2026	EUR	3,000	3,160
Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	1,886
Reg. S, 5.00%, 10/01/2060	GBP	4,000	4,544
Reg. S, 7.00%, 10/30/2028	GBP	2,000	2,676
Entergy Arkansas LLC, 4.20%, 04/01/2049		10	8
Entergy Corp.,
0.90%, 09/15/2025		230	207
3.75%, 06/15/2050		30	23
Entergy Louisiana LLC,
1.60%, 12/15/2030 (jj)		2,300	1,818
2.35%, 06/15/2032		30	25
2.90%, 03/15/2051		30	20
3.12%, 09/01/2027 (jj)		2,500	2,336
3.25%, 04/01/2028		10	9
4.20%, 09/01/2048		10	9
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	15
5.00%, 09/15/2052		200	193
ESB Finance DAC, (Ireland),
Reg. S, 1.88%, 06/14/2031	EUR	224	214
Reg. S, 2.13%, 06/08/2027	EUR	100	102
Reg. S, 3.75%, 01/25/2043	EUR	100	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Evergy Kansas Central, Inc.,
3.45%, 04/15/2050		55	41
5.70%, 03/15/2053		40	42
Evergy Metro, Inc.,
4.20%, 03/15/2048		10	8
Series 2019, 4.13%, 04/01/2049		20	17
Series 2020, 2.25%, 06/01/2030		150	127
Evergy, Inc., 2.45%, 09/15/2024		3,000	2,872
Eversource Energy,
3.38%, 03/01/2032		300	269
3.45%, 01/15/2050		30	23
4.20%, 06/27/2024		85	84
4.60%, 07/01/2027		100	100
Series R, 1.65%, 08/15/2030		1,410	1,134
EWE AG, (Germany), Reg. S, 0.38%, 10/22/2032	EUR	90	71
Exelon Corp.,
2.75%, 03/15/2027		200	188
4.05%, 04/15/2030		10	9
4.10%, 03/15/2052		20	16
4.45%, 04/15/2046		10	9
4.70%, 04/15/2050		10	9
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,083
Florida Power & Light Co.,
2.45%, 02/03/2032		200	171
2.88%, 12/04/2051		235	164
3.15%, 10/01/2049		20	15
3.95%, 03/01/2048		500	429
4.13%, 06/01/2048		20	17
5.30%, 04/01/2053		180	190
FLUVIUS System Operator CVBA, (Belgium),
Reg. S, 0.63%, 11/24/2031	EUR	100	85
Reg. S, 4.00%, 07/06/2032	EUR	200	223
Fortum OYJ, (Finland), Reg. S, 2.13%, 02/27/2029	EUR	100	98
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,326
5.13%, 05/15/2052		270	263
Series A, 3.25%, 03/15/2051		20	14
Series B, 3.70%, 01/30/2050		60	47
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	129
Reg. S, 1.00%, 04/25/2034	EUR	200	157
Iberdrola Finanzas SA, (Spain), Reg. S, 1.25%, 10/28/2026	EUR	2,000	2,030
Iberdrola International BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.87%, 01/28/2026 (x) (aa)	EUR	3,000	2,922
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	1,765
Ignitis Grupe AB, (Lithuania), Reg. S, 2.00%, 05/21/2030	EUR	110	100
Interstate Power and Light Co., 3.50%, 09/30/2049		110	82
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	482
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,176
Kentucky Utilities Co., 3.30%, 06/01/2050		25	18

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
MidAmerican Energy Co.,
2.70%, 08/01/2052		15	10
3.10%, 05/01/2027		10	10
6.75%, 12/30/2031		10	11
Mississippi Power Co., Series B, 3.10%, 07/30/2051		40	27
Narragansett Electric Co. (The), 3.40%, 04/09/2030 (e)		200	183
National Grid Electricity Distribution East Midlands plc, (United Kingdom),
Reg. S, 3.53%, 09/20/2028	EUR	3,000	3,194
Reg. S, 3.95%, 09/20/2032	EUR	2,000	2,122
Reg. S, 6.25%, 12/10/2040	GBP	1,000	1,337
National Grid Electricity Distribution South Wales plc, (United Kingdom), Series WALE, 5.75%, 03/23/2040	GBP	2,000	2,533
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	25
National Grid Electricity Transmission plc, (United Kingdom),
Reg. S, 0.19%, 01/20/2025	EUR	1,000	1,020
Reg. S, 2.00%, 04/17/2040	GBP	425	329
National Grid plc, (United Kingdom),
Reg. S, 0.25%, 09/01/2028	EUR	1,000	896
Reg. S, 0.55%, 09/18/2029	EUR	3,075	2,688
Reg. S, 2.18%, 06/30/2026	EUR	3,925	4,076
National Rural Utilities Cooperative Finance Corp.,
1.00%, 06/15/2026		200	177
1.35%, 03/15/2031		80	62
3.45%, 06/15/2025		110	107
4.30%, 03/15/2049		20	17
Naturgy Finance BV, (Netherlands),
Reg. S, 0.75%, 11/28/2029	EUR	1,000	900
Reg. S, 0.88%, 05/15/2025	EUR	1,000	1,024
Reg. S, 1.25%, 01/15/2026	EUR	3,900	3,953
Reg. S, 1.25%, 04/19/2026	EUR	1,000	1,008
Reg. S, 1.38%, 01/19/2027	EUR	1,200	1,196
Reg. S, 1.50%, 01/29/2028	EUR	1,200	1,182
Reg. S, 1.88%, 10/05/2029	EUR	1,000	966
Nevada Power Co.,
Series DD, 2.40%, 05/01/2030		100	87
Series EE, 3.13%, 08/01/2050		30	21
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,081
2.75%, 11/01/2029		35	31
3.00%, 01/15/2052		100	67
4.26%, 09/01/2024		2,065	2,045
4.63%, 07/15/2027		200	200
5.25%, 02/28/2053		850	837
6.05%, 03/01/2025		610	620
NIE Finance plc, (United Kingdom), Reg. S, 5.88%, 12/01/2032	GBP	100	130
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	150	184
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,229
2.60%, 06/01/2051		35	23

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
3.20%, 04/01/2052		30	22
4.50%, 06/01/2052		10	9
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	1,934
2.45%, 12/02/2027 (e)		2,275	1,943
NSTAR Electric Co.,
3.10%, 06/01/2051		30	21
4.55%, 06/01/2052		470	437
Oglethorpe Power Corp., 5.05%, 10/01/2048		90	82
Ohio Power Co., Series R, 2.90%, 10/01/2051		15	10
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		920	771
5.60%, 04/01/2053 (w)		10	10
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		50	36
3.70%, 05/15/2050		5	4
4.60%, 06/01/2052		15	14
4.95%, 09/15/2052		150	148
Origin Energy Finance Ltd., (Australia), Reg. S, 1.00%, 09/17/2029	EUR	5,500	5,569
Orsted A/S, (Denmark),
Reg. S, (EUR Swap Rate 5 Year + 1.86%), 1.50%, 02/18/3021 (aa)	EUR	5,000	3,952
Reg. S, 2.13%, 05/17/2027	GBP	5,000	5,574
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,021
Reg. S, 5.75%, 04/09/2040	GBP	425	544
Reg. S, (EUR Swap Rate 5 Year + 4.75%), 6.25%, 06/26/3013 (aa)	EUR	119	128
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		335	312
3.25%, 06/01/2031		40	34
3.50%, 08/01/2050		40	26
3.75%, 07/01/2028		10	9
3.95%, 12/01/2047		900	638
4.50%, 07/01/2040		300	246
4.55%, 07/01/2030		30	28
4.95%, 07/01/2050		50	41
5.25%, 03/01/2052		100	85
6.70%, 04/01/2053		155	159
6.75%, 01/15/2053		50	52
PacifiCorp.,
2.90%, 06/15/2052		740	505
3.30%, 03/15/2051		1,400	1,028
4.15%, 02/15/2050		15	13
5.35%, 12/01/2053		95	97
PECO Energy Co.,
2.80%, 06/15/2050		50	34
3.05%, 03/15/2051		435	307
4.60%, 05/15/2052		385	358
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	814
PPL Capital Funding, Inc., 4.13%, 04/15/2030		330	310
PPL Electric Utilities Corp., 5.25%, 05/15/2053		90	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Public Service Co. of Colorado,
5.25%, 04/01/2053 (w)		50	51
Series 36, 2.70%, 01/15/2051		10	7
Series 38, 4.10%, 06/01/2032		200	192
Series 39, 4.50%, 06/01/2052		160	146
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		35	28
2.05%, 08/01/2050		60	35
2.45%, 01/15/2030		20	18
3.10%, 03/15/2032		300	268
3.65%, 09/01/2028		120	115
3.85%, 05/01/2049		10	8
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025		3,000	2,745
Puget Energy, Inc.,
2.38%, 06/15/2028		1,040	915
4.10%, 06/15/2030		10	9
4.22%, 03/15/2032		200	183
Puget Sound Energy, Inc.,
2.89%, 09/15/2051		10	7
3.25%, 09/15/2049		20	14
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	200	208
Ren Finance BV, (Netherlands),
Reg. S, 0.50%, 04/16/2029	EUR	1,000	911
Reg. S, 1.75%, 01/18/2028	EUR	1,000	991
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 1.13%, 07/08/2040	EUR	200	147
Reg. S, 1.13%, 09/09/2049	EUR	100	65
Reg. S, 1.50%, 09/27/2030	EUR	100	94
Reg. S, 1.63%, 11/27/2025	EUR	300	311
Reg. S, 2.00%, 04/18/2036	EUR	100	91
RWE AG, (Germany),
Reg. S, 2.13%, 05/24/2026	EUR	2,000	2,076
Reg. S, 2.75%, 05/24/2030	EUR	2,000	2,014
Reg. S, 4.13%, 02/13/2035	EUR	2,225	2,358
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		820	708
Series WWW, 2.95%, 08/15/2051		25	17
Series XXX, 3.00%, 03/15/2032		200	175
Scottish Hydro Electric Transmission plc, (United Kingdom), Reg. S, 2.13%, 03/24/2036	GBP	1,500	1,316
Sempra Energy,
3.40%, 02/01/2028		10	9
3.70%, 04/01/2029		100	93
4.00%, 02/01/2048		10	8
Sierra Pacific Power Co., 2.60%, 05/01/2026		100	94
Southern California Edison Co.,
2.75%, 02/01/2032		100	86
2.85%, 08/01/2029		10	9
3.45%, 02/01/2052		310	226
3.65%, 02/01/2050		80	61
4.00%, 04/01/2047		20	16

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
4.05%, 03/15/2042		900	746
6.05%, 03/15/2039		10	10
Series 20A, 2.95%, 02/01/2051		6	4
Series B, 3.65%, 03/01/2028		25	24
Series E, 3.70%, 08/01/2025		10	10
Series H, 3.65%, 06/01/2051		10	8
Southern Co. (The),
5.70%, 10/15/2032		100	105
Series 21-A, 0.60%, 02/26/2024		60	57
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		90	76
Series A, 3.70%, 04/30/2030		95	88
Southwestern Electric Power Co.,
3.25%, 11/01/2051		325	225
5.30%, 04/01/2033		40	40
Series N, 1.65%, 03/15/2026		50	46
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	779
Series 8, 3.15%, 05/01/2050		60	43
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	100
SSE plc, (United Kingdom),
Reg. S, 0.88%, 09/06/2025	EUR	2,000	2,038
Reg. S, 1.25%, 04/16/2025	EUR	1,000	1,035
Reg. S, 1.38%, 09/04/2027	EUR	1,000	999
Reg. S, 1.75%, 04/16/2030	EUR	2,300	2,175
Reg. S, 2.88%, 08/01/2029	EUR	2,325	2,417
Reg. S, (EUR Swap Rate 5 Year + 3.42%), 3.13%, 04/14/2027 (x) (aa)	EUR	3,000	2,935
Reg. S, 6.25%, 08/27/2038	GBP	3,000	3,927
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	409
Statkraft A/S, (Norway), Reg. S, 1.50%, 03/26/2030	EUR	5,000	4,777
Stedin Holding NV, (Netherlands),
Reg. S, 0.88%, 10/24/2025	EUR	100	101
Reg. S, 1.38%, 09/19/2028	EUR	200	196
Reg. S, 2.38%, 06/03/2030	EUR	100	101
System Energy Resources, Inc., 6.00%, 04/15/2028		425	436
Tampa Electric Co., 4.30%, 06/15/2048		120	102
Tauron Polska Energia SA, (Poland), Reg. S, 2.38%, 07/05/2027	EUR	1,000	893
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	112
Reg. S, 1.00%, 06/13/2026	EUR	200	203
Reg. S, 1.13%, 06/09/2041	EUR	100	77
Reg. S, 1.38%, 06/26/2029	EUR	100	98
Reg. S, 1.63%, 11/17/2026	EUR	450	466
Reg. S, 2.00%, 06/05/2034	EUR	100	94
Reg. S, 2.75%, 05/17/2042	EUR	100	95
Reg. S, 4.50%, 10/28/2034	EUR	500	582
Reg. S, 4.75%, 10/28/2042	EUR	100	117
Terna - Rete Elettrica Nazionale, (Italy),
Reg. S, 0.13%, 07/25/2025	EUR	3,900	3,917
Reg. S, 0.38%, 09/25/2030	EUR	825	698
Reg. S, 0.75%, 07/24/2032	EUR	200	166

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 1.00%, 04/10/2026	EUR	4,000	4,050
Reg. S, 1.00%, 10/11/2028	EUR	1,000	942
Reg. S, 1.38%, 07/26/2027	EUR	2,125	2,113
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	24
3.25%, 05/01/2051		10	7
4.00%, 06/15/2050		10	8
5.50%, 04/15/2053		30	30
Union Electric Co.,
2.15%, 03/15/2032		50	41
2.63%, 03/15/2051		10	7
3.25%, 10/01/2049		40	29
3.90%, 04/01/2052		150	125
Vattenfall AB, (Sweden), Reg. S, 3.75%, 10/18/2026	EUR	6,000	6,577
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	100	73
Virginia Electric and Power Co.,
2.95%, 11/15/2051		25	17
3.30%, 12/01/2049		50	37
Series B, 3.80%, 09/15/2047		60	48
Series C, 4.63%, 05/15/2052		90	81
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,351
WEC Energy Group, Inc.,
3.55%, 06/15/2025		47	45
5.00%, 09/27/2025		300	300
Wisconsin Electric Power Co., 1.70%, 06/15/2028		10	9
Wisconsin Power and Light Co., 3.00%, 07/01/2029		50	45
Wisconsin Public Service Corp.,
2.85%, 12/01/2051		20	14
3.30%, 09/01/2049		55	41
Xcel Energy, Inc.,
1.75%, 03/15/2027		100	90
3.40%, 06/01/2030		20	18
3.50%, 12/01/2049		20	15
4.60%, 06/01/2032		165	160

			266,943

Gas — 0.5%
APA Infrastructure Ltd., (Australia),
Reg. S, 0.75%, 03/15/2029	EUR	4,800	4,250
Reg. S, 1.25%, 03/15/2033	EUR	3,900	3,103
Reg. S, 2.00%, 03/22/2027	EUR	2,000	1,992
Reg. S, 2.00%, 07/15/2030	EUR	2,000	1,836
Reg. S, 3.50%, 03/22/2030	GBP	2,430	2,600
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,299
2.63%, 09/15/2029		15	13
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		210	160
4.15%, 01/15/2043		10	9
5.75%, 10/15/2052		100	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,459
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032		30	29
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	3,000	2,946
Italgas SpA, (Italy),
Reg. S, 1.00%, 12/11/2031	EUR	1,125	965
Reg. S, 1.13%, 03/14/2024	EUR	850	897
National Fuel Gas Co., 5.50%, 01/15/2026		140	140
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,467
National Grid North America, Inc.,
Reg. S, 0.41%, 01/20/2026	EUR	2,500	2,476
Reg. S, 1.00%, 07/12/2024	EUR	1,000	1,047
Naturgy Capital Markets SA, (Spain), Reg. S, 1.13%, 04/11/2024	EUR	1,000	1,060
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.75%, 10/13/2036	EUR	100	74
Reg. S, 3.38%, 07/11/2034	EUR	100	105
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,728
3.49%, 05/15/2027		130	123
3.60%, 05/01/2030		25	23
4.38%, 05/15/2047		15	13
4.80%, 02/15/2044		10	9
5.00%, 06/15/2052		110	104
ONE Gas, Inc., 4.25%, 09/01/2032		120	117
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,293
3.35%, 06/01/2050		15	11
5.05%, 05/15/2052		610	564
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025	EUR	1,300	1,347
Snam SpA, (Italy),
Reg. S, 0.00%, 08/15/2025	EUR	2,000	1,995
Reg. S, 0.00%, 12/07/2028	EUR	500	437
Reg. S, 0.63%, 06/30/2031	EUR	500	412
Reg. S, 0.75%, 06/20/2029	EUR	3,175	2,835
Reg. S, 0.75%, 06/17/2030	EUR	1,500	1,293
Reg. S, 0.88%, 10/25/2026	EUR	1,650	1,633
Southern California Gas Co.,
Series VV, 4.30%, 01/15/2049		20	17
Series WW, 3.95%, 02/15/2050		200	160
Southern Co. Gas Capital Corp.,
3.95%, 10/01/2046		20	15
5.15%, 09/15/2032		100	101
Series 20-A, 1.75%, 01/15/2031		3,700	2,945
Series 21A, 3.15%, 09/30/2051		15	10
Southern Gas Networks plc, (United Kingdom),
Reg. S, 2.50%, 02/03/2025	GBP	825	971
6.38%, 05/15/2040	GBP	825	1,083
Southwest Gas Corp.,
4.05%, 03/15/2032		205	188
4.15%, 06/01/2049		10	8
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	100	70

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	1,200	878
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	622
Washington Gas Light Co., 3.65%, 09/15/2049		10	8

			50,052

Water — 0.3%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	38
American Water Capital Corp.,
4.15%, 06/01/2049		60	51
4.45%, 06/01/2032		330	325
Essential Utilities, Inc.,
2.40%, 05/01/2031		100	83
2.70%, 04/15/2030		40	35
5.30%, 05/01/2052		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	901
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,170
Reg. S, 5.63%, 04/29/2033	GBP	425	533
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 2.38%, 04/22/2040	GBP	300	236
Reg. S, 5.50%, 02/11/2041	GBP	1,050	1,249
6.75%, 11/16/2028	GBP	380	500
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	844
Veolia Environnement SA, (France),
Reg. S, 1.50%, 04/03/2029	EUR	2,300	2,214
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.15%), 1.63%, 06/01/2026 (x) (aa)	EUR	8,000	7,548
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	2,700	2,616
Reg. S, 5.38%, 03/10/2028	GBP	2,425	2,985
Reg. S, 5.75%, 10/14/2033	GBP	2,675	3,345

			24,683

Total Utilities			341,678

Total Corporate Bonds (Cost $4,601,502)			4,474,428

Foreign Government Securities — 26.3%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	400	346
Reg. S, 3.13%, 09/28/2037	EUR	200	204
Reg. S, 3.63%, 05/25/2043	EUR	100	107
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	100	88
Reg. S, 0.95%, 04/30/2027	EUR	200	198
Reg. S, 1.88%, 01/28/2025	EUR	100	106
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.13%, 09/29/2031	EUR	300	252
Reg. S, 0.25%, 07/21/2026	EUR	500	494
Reg. S, 0.25%, 06/29/2029	EUR	400	364
Reg. S, 0.38%, 04/30/2024	EUR	400	420
Reg. S, 0.38%, 05/25/2036	EUR	100	73

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.50%, 05/25/2030	EUR	200	181
Reg. S, 0.50%, 05/31/2035	EUR	500	388
Reg. S, 1.38%, 09/17/2024	EUR	500	527
Reg. S, 1.50%, 10/31/2034	EUR	900	809
Reg. S, 1.63%, 05/25/2032	EUR	200	190
Reg. S, 3.50%, 02/25/2033	EUR	100	111
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	472
Reg. S, 0.00%, 03/20/2031	EUR	100	84
Reg. S, 0.13%, 06/20/2026	EUR	400	394
Reg. S, 0.20%, 03/20/2029	EUR	400	365
Reg. S, 1.13%, 06/20/2028	EUR	1,000	981
Agricultural Development Bank of China, (China),
2.37%, 06/23/2024	CNY	5,000	726
Reg. S, 3.40%, 11/06/2024	CNH	56,000	8,214
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,151
Series 1605, 3.33%, 01/06/2026	CNY	12,000	1,770
Series 1618, 3.58%, 04/22/2026	CNY	29,000	4,311
Series 1705, 3.85%, 01/06/2027	CNY	26,500	3,985
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,275
Series 1901, 3.75%, 01/25/2029	CNY	33,000	5,001
Series 1904, 3.51%, 04/03/2024	CNY	10,000	1,470
Series 1906, 3.74%, 07/12/2029	CNY	65,500	9,936
Series 1908, 3.63%, 07/19/2026	CNY	176,000	26,226
Series 1909, 3.24%, 08/14/2024	CNY	28,000	4,114
Series 2004, 2.96%, 04/17/2030	CNY	99,400	14,411
Series 2005, 2.25%, 04/22/2025	CNY	121,800	17,592
Series 2105, 3.52%, 05/24/2031	CNY	17,000	2,559
Series 2108, 2.99%, 08/11/2026	CNY	66,000	9,640
Series 2110, 3.30%, 11/05/2031	CNY	14,000	2,076
Series 2202, 2.74%, 02/23/2027	CNY	29,900	4,333
Series 2205, 3.06%, 06/06/2032	CNY	54,700	7,969
Series 2207, 2.50%, 08/24/2027	CNY	50,000	7,142
Series 2210, 2.97%, 10/14/2032	CNY	56,500	8,160
Series 2302, 3.10%, 02/27/2033	CNY	14,000	2,041
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	786
Reg. S, 1.25%, 05/06/2031	EUR	1,000	873
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	200	178
Reg. S, 0.25%, 11/17/2031	EUR	200	167
Reg. S, 1.00%, 01/19/2027	EUR	300	299
Reg. S, 1.50%, 11/28/2025	CHF	300	325
Australia Government Bond, (Australia),
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	200	135
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	1,475	992
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	1,340	862
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	46	27
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	418	275
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	105	69
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	3,335	2,132

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	400	233
Series 158, 1.25%, 05/21/2032	AUD	290	163
Series 159, Reg. S, 0.25%, 11/21/2024	AUD	262	167
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	320	181
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	680	424
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	360	155
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	220	128
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	190	123
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	455
Reg. S, 2.75%, 06/11/2032	EUR	100	106
Reg. S, 2.75%, 06/20/2033	EUR	130	137
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	312
Reg. S, 1.38%, 04/30/2029	EUR	30	29
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	108
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	143
Reg. S, 1.57%, 04/30/2029	EUR	200	197
Reg. S, 1.72%, 04/30/2032	EUR	110	103
Reg. S, 1.77%, 04/30/2028	EUR	200	202
Reg. S, 1.83%, 04/30/2025	EUR	270	285
Reg. S, 2.82%, 10/31/2029	EUR	100	105
Reg. S, 3.60%, 04/30/2033	EUR	100	109
4.30%, 09/15/2026	EUR	500	561
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	100	85
Reg. S, 0.45%, 04/30/2032	EUR	200	168
Reg. S, 0.85%, 04/30/2030	EUR	50	46
Reg. S, 1.75%, 03/16/2026	EUR	170	177
Reg. S, 3.50%, 04/30/2033	EUR	100	109
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	571
BNG Bank NV, (Netherlands),
Reg. S, 0.00%, 01/20/2031	EUR	200	172
Reg. S, 0.10%, 01/15/2030	EUR	320	285
Reg. S, 0.13%, 04/11/2026	EUR	530	526
Reg. S, 0.13%, 04/19/2033	EUR	700	567
Reg. S, 0.13%, 07/09/2035	EUR	230	174
Reg. S, 0.20%, 11/09/2024	EUR	550	568
Reg. S, 0.38%, 12/15/2025	GBP	1,900	2,105
Reg. S, 0.81%, 06/28/2049	EUR	200	121
Reg. S, 0.88%, 10/17/2035	EUR	100	83
Reg. S, 0.88%, 10/24/2036	EUR	160	130
Reg. S, 1.13%, 09/04/2024	EUR	702	739
Reg. S, 1.25%, 03/30/2037	EUR	100	84
Reg. S, 1.50%, 07/15/2039	EUR	170	143
Reg. S, 1.88%, 07/13/2032	EUR	320	314
Reg. S, 2.75%, 10/04/2027	EUR	410	440
Reg. S, 3.00%, 02/23/2028	EUR	600	650
Reg. S, 3.00%, 01/11/2033	EUR	500	538
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	366

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Bpifrance SACA, (France),
Reg. S, 0.13%, 03/25/2025	EUR	400	409
Reg. S, 0.25%, 03/29/2030	EUR	200	178
Reg. S, 0.25%, 06/04/2031	EUR	200	173
Reg. S, 0.63%, 05/25/2026	EUR	500	503
Reg. S, 0.88%, 09/26/2028	EUR	200	193
Reg. S, 2.13%, 11/29/2027	EUR	200	208
Reg. S, 2.88%, 11/25/2029	EUR	500	535
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	1,300	783
Reg. S, 2.95%, 09/03/2024	EUR	800	859
Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,064
Reg. S, 4.50%, 01/27/2033	EUR	6,000	6,375
Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,065
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	826
Bundesobligation, (Germany),
Series 179, Reg. S, 0.00%, 04/05/2024	EUR	488	514
Series 180, Reg. S, 0.00%, 10/18/2024	EUR	2,006	2,086
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	3,890	3,999
Series 182, Reg. S, 0.00%, 10/10/2025	EUR	2,300	2,340
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	7,056	7,105
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	500	498
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	2,083	2,054
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	250	259
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	3,120	3,361
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	1,370	1,370
Reg. S, 0.00%, 11/15/2027	EUR	1,201	1,171
Reg. S, 0.00%, 11/15/2028	EUR	735	702
Reg. S, 0.00%, 08/15/2029	EUR	2,432	2,285
Reg. S, 0.00%, 02/15/2030	EUR	8,343	7,760
Reg. S, 0.00%, 08/15/2030	EUR	2,320	2,136
Reg. S, 0.00%, 02/15/2031	EUR	1,589	1,446
Reg. S, 0.00%, 08/15/2031	EUR	2,260	2,035
Reg. S, 0.00%, 02/15/2032	EUR	4,819	4,288
Reg. S, 0.00%, 05/15/2035	EUR	2,559	2,086
Reg. S, 0.00%, 05/15/2036	EUR	2,870	2,275
Reg. S, 0.00%, 08/15/2050	EUR	2,191	1,280
Reg. S, 0.00%, 08/15/2052	EUR	2,515	1,400
Reg. S, 0.25%, 02/15/2027	EUR	3,310	3,311
Reg. S, 0.25%, 08/15/2028	EUR	2,892	2,815
Reg. S, 0.25%, 02/15/2029	EUR	1,270	1,225
Reg. S, 0.50%, 02/15/2025	EUR	7,959	8,292
Reg. S, 0.50%, 02/15/2026	EUR	2,447	2,507
Reg. S, 0.50%, 08/15/2027	EUR	2,810	2,817
Reg. S, 0.50%, 02/15/2028	EUR	5,790	5,758
Reg. S, 1.00%, 08/15/2024	EUR	4,009	4,245
Reg. S, 1.00%, 08/15/2025	EUR	2,481	2,592
Reg. S, 1.00%, 05/15/2038	EUR	2,800	2,483
Reg. S, 1.25%, 08/15/2048	EUR	4,608	3,986
Reg. S, 1.50%, 05/15/2024	EUR	3,807	4,070

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.70%, 08/15/2032	EUR	2,310	2,385
Reg. S, 1.80%, 08/15/2053	EUR	2,160	2,053
Reg. S, 2.10%, 11/15/2029	EUR	180	193
Reg. S, 2.30%, 02/15/2033	EUR	6,140	6,650
Reg. S, 2.50%, 07/04/2044	EUR	1,881	2,073
Reg. S, 2.50%, 08/15/2046	EUR	3,996	4,437
Reg. S, 3.25%, 07/04/2042	EUR	3,056	3,718
Reg. S, 4.00%, 01/04/2037	EUR	1,493	1,916
Reg. S, 4.25%, 07/04/2039	EUR	1,524	2,049
Reg. S, 4.75%, 07/04/2028	EUR	1,661	2,012
Reg. S, 4.75%, 07/04/2034	EUR	1,771	2,371
Reg. S, 4.75%, 07/04/2040	EUR	2,014	2,887
Reg. S, 5.50%, 01/04/2031	EUR	900	1,196
Reg. S, 5.63%, 01/04/2028	EUR	780	968
Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,385
Reg. S, 6.50%, 07/04/2027	EUR	1,410	1,779
Series G, Reg. S, 0.00%, 08/15/2031	EUR	560	505
Series G, Reg. S, 0.00%, 08/15/2050	EUR	852	499
Bundesschatzanweisungen, (Germany),
Reg. S, 0.20%, 06/14/2024	EUR	930	978
Reg. S, 0.40%, 09/13/2024	EUR	3,830	4,015
Reg. S, 2.20%, 12/12/2024	EUR	2,340	2,514
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	187
Reg. S, 0.00%, 11/25/2030	EUR	900	778
Reg. S, 0.00%, 05/25/2031	EUR	400	341
Reg. S, 0.13%, 10/25/2023	EUR	700	746
Reg. S, 0.13%, 09/15/2031	EUR	300	256
Reg. S, 0.45%, 01/19/2032	EUR	400	347
Reg. S, 0.60%, 11/25/2029	EUR	600	557
Reg. S, 1.50%, 05/25/2032	EUR	400	381
Reg. S, 1.75%, 11/25/2027	EUR	700	719
Reg. S, 2.75%, 11/25/2032	EUR	400	422
Reg. S, 3.00%, 05/25/2028	EUR	800	867
Reg. S, 3.13%, 03/01/2030	EUR	1,000	1,094
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,534
Caisse des Depots et Consignations, (France), Reg. S, 3.13%, 05/25/2033	EUR	200	218
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	200	202
Reg. S, 0.13%, 06/30/2031	EUR	100	84
Reg. S, 0.38%, 06/23/2025	EUR	100	102
Reg. S, 0.50%, 01/16/2025	EUR	100	103
Reg. S, 0.50%, 01/19/2026	EUR	100	101
Reg. S, 0.50%, 10/01/2046	EUR	100	60
Reg. S, 1.00%, 04/25/2028	EUR	100	97
Reg. S, 1.25%, 05/11/2032	EUR	100	91
Reg. S, 1.50%, 06/28/2038	EUR	100	84
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,354
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	136
1.25%, 03/01/2025	CAD	1,115	789

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
1.50%, 06/01/2031	CAD	600	400
1.75%, 12/01/2053	CAD	400	221
2.00%, 09/01/2023	CAD	1,900	1,392
2.00%, 06/01/2032	CAD	600	413
2.00%, 12/01/2051	CAD	530	313
3.50%, 03/01/2028	CAD	500	378
3.50%, 12/01/2045	CAD	2,090	1,647
4.00%, 06/01/2041	CAD	150	124
Canton of Geneva Switzerland, (Switzerland), Reg. S, 0.02%, 11/27/2024	CHF	240	254
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	38
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	278
Reg. S, 2.00%, 04/20/2027	EUR	100	101
Reg. S, 3.88%, 02/13/2029	EUR	200	215
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	6,000	5,971
5.60%, 11/25/2039 (e)		250	276
Reg. S, 5.60%, 11/25/2039		250	276
Chile Government International Bond, (Chile),
0.10%, 01/26/2027	EUR	5,000	4,686
0.83%, 07/02/2031	EUR	1,050	893
1.25%, 01/22/2051	EUR	2,900	1,687
1.30%, 07/26/2036	EUR	1,000	783
Reg. S, 1.63%, 01/30/2025	EUR	4,000	4,168
2.55%, 01/27/2032		200	171
3.50%, 01/31/2034		200	178
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,175
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,468
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,973
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,102
Reg. S, 4.35%, 08/06/2024	CNH	7,000	1,042
Reg. S, 4.35%, 09/19/2024	CNH	1,000	149
Reg. S, 4.50%, 11/13/2028	CNH	2,500	389
Series 1510, 4.21%, 04/13/2025	CNY	73,000	10,951
Series 1518, 3.74%, 09/10/2025	CNY	54,700	8,153
Series 1605, 3.80%, 01/25/2036	CNY	98,000	15,171
Series 1613, 3.05%, 08/25/2026	CNY	9,700	1,423
Series 1710, 4.04%, 04/10/2027	CNY	114,900	17,396
Series 1806, 4.73%, 04/02/2025	CNY	10,230	1,549
Series 1810, 4.04%, 07/06/2028	CNY	6,600	1,012
Series 1904, 3.68%, 02/26/2026	CNY	46,500	6,948
Series 1905, 3.48%, 01/08/2029	CNY	204,500	30,563
Series 1908, 3.42%, 07/02/2024	CNY	50,000	7,360
Series 1909, 3.50%, 08/13/2026	CNY	97,100	14,452
Series 1910, 3.65%, 05/21/2029	CNY	181,900	27,450
Series 1915, 3.45%, 09/20/2029	CNY	105,000	15,679
Series 2003, 3.23%, 01/10/2025	CNY	139,300	20,500
Series 2004, 3.43%, 01/14/2027	CNY	28,000	4,161
Series 2005, 3.07%, 03/10/2030	CNY	47,200	6,891
Series 2008, 2.89%, 06/22/2025	CNY	20,000	2,926

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2015, 3.70%, 10/20/2030	CNY	18,000	2,736
Series 2104, 3.40%, 01/08/2028	CNY	4,000	595
Series 2105, 3.66%, 03/01/2031	CNY	83,500	12,668
Series 2110, 3.41%, 06/07/2031	CNY	46,200	6,899
Series 2115, 3.12%, 09/13/2031	CNY	22,500	3,292
Series 2118, 2.73%, 11/11/2024	CNY	6,000	876
Series 2204, 2.99%, 03/01/2029	CNY	4,000	583
Series 2205, 3.00%, 01/17/2032	CNY	97,000	14,070
Series 2210, 2.98%, 04/22/2032	CNY	32,200	4,662
China Government Bond, (China),
1.99%, 04/09/2025	CNY	485,700	70,008
2.18%, 06/25/2024	CNY	17,000	2,469
2.24%, 05/25/2025	CNY	37,000	5,358
2.26%, 02/24/2025	CNY	62,000	8,993
2.37%, 01/20/2027	CNY	250,000	36,029
2.47%, 09/02/2024	CNY	18,000	2,622
2.48%, 04/15/2027	CNY	134,300	19,415
2.60%, 09/01/2032	CNY	63,800	9,067
2.68%, 05/21/2030	CNY	491,700	70,694
2.69%, 08/12/2026	CNY	160,500	23,420
2.75%, 06/15/2029	CNY	106,500	15,424
2.75%, 02/17/2032	CNY	110,600	15,934
2.80%, 03/24/2029	CNY	54,000	7,854
2.80%, 11/15/2032	CNY	18,000	2,599
2.85%, 06/04/2027	CNY	363,000	53,202
3.02%, 05/27/2031	CNY	46,500	6,861
Reg. S, 3.16%, 06/27/2023	CNH	500	73
Reg. S, 3.30%, 07/04/2023	CNH	2,000	292
Reg. S, 3.31%, 11/30/2025	CNH	2,000	296
Reg. S, 3.38%, 11/21/2024	CNH	3,000	444
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,561
3.39%, 03/16/2050	CNY	201,300	29,924
3.40%, 07/15/2072	CNY	87,260	13,014
3.53%, 10/18/2051	CNY	111,400	17,009
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,991
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,281
3.72%, 04/12/2051	CNY	106,000	16,670
3.73%, 05/25/2070	CNY	20,670	3,313
3.81%, 09/14/2050	CNY	89,100	14,277
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,866
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,079
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,257
Reg. S, 4.00%, 11/30/2035	CNH	30,500	4,770
Reg. S, 4.15%, 12/04/2027	CNH	20,000	3,076
Reg. S, 4.15%, 12/12/2031	CNH	3,000	472
Reg. S, 4.29%, 05/22/2029	CNH	3,000	470
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,249
Series 1908, 4.00%, 06/24/2069	CNY	5,000	847
Series 2216, 2.50%, 07/25/2027	CNY	11,000	1,588

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
China Government International Bond, (China),
Reg. S, 0.13%, 11/12/2026	EUR	3,700	3,550
Reg. S, 0.50%, 11/12/2031	EUR	3,250	2,734
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	41
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	410
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	193
2.65%, 12/20/2027	CAD	565	397
City of Toronto Canada, (Canada),
2.95%, 04/28/2035	CAD	200	132
3.50%, 06/02/2036	CAD	300	207
Colombia Government International Bond, (Colombia), 9.85%, 06/28/2027	COP	500,000	99
Communaute Francaise de Belgique, (Belgium), Reg. S, 1.63%, 05/03/2032	EUR	200	189
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	2,550	2,456
Reg. S, 0.25%, 01/18/2041	EUR	2,500	1,555
Reg. S, 0.38%, 06/20/2024	EUR	300	314
Reg. S, 0.75%, 07/15/2049	EUR	600	366
Reg. S, 1.63%, 10/22/2071	GBP	2,000	1,097
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 12/03/2024	EUR	347	360
Reg. S, 0.63%, 01/21/2030	EUR	235	205
Reg. S, 0.95%, 01/20/2032	EUR	300	251
Reg. S, 1.25%, 01/21/2040	EUR	720	495
Reg. S, 2.25%, 04/16/2050	EUR	10	8
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	238
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	108
Series 58, Reg. S, 5.70%, 05/25/2024	CZK	140	6
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	16,760	690
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	730
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	17,380	621
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	6,860	280
Series 97, Reg. S, 0.45%, 10/25/2023	CZK	12,000	537
Series 100, 0.25%, 02/10/2027	CZK	60,340	2,337
Series 103, 2.00%, 10/13/2033	CZK	13,500	488
Series 105, 2.75%, 07/23/2029	CZK	5,810	239
Series 120, 1.25%, 02/14/2025	CZK	11,950	513
Series 121, 1.20%, 03/13/2031	CZK	27,250	968
Series 125, 1.50%, 04/24/2040	CZK	3,380	98
Series 130, 0.05%, 11/29/2029	CZK	13,030	443
Series 138, 1.75%, 06/23/2032	CZK	20,400	740
Series 142, 1.95%, 07/30/2037	CZK	12,960	437
Series 148, 6.00%, 02/26/2026	CZK	5,910	280
Denmark Government Bond, (Denmark),
0.25%, 11/15/2052	DKK	5,921	459
0.50%, 11/15/2027	DKK	5,478	726
0.50%, 11/15/2029	DKK	13,494	1,723
1.75%, 11/15/2025	DKK	5,460	774
4.50%, 11/15/2039	DKK	10,830	1,963
7.00%, 11/10/2024	DKK	1,470	228

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series G, 0.00%, 11/15/2031	DKK	960	113
Series TWIN, 0.00%, 11/15/2031	DKK	10,597	1,245
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,016
Reg. S, 1.13%, 04/28/2023	GBP	600	739
Reg. S, 2.13%, 09/01/2026	EUR	1,000	1,039
4.75%, 11/26/2027	EUR	900	1,037
Series 86, 0.24%, 10/13/2027	JPY	100,000	752
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	171
European Union, (Supranational), Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,340
Export Development Canada, (Canada),
Reg. S, 0.50%, 02/25/2027	EUR	2,000	1,966
Reg. S, 2.88%, 01/19/2028	EUR	10,000	10,760
Export-Import Bank of China (The), (China),
Series 1514, 3.87%, 09/14/2025	CNY	29,000	4,335
Series 1603, 3.33%, 02/22/2026	CNY	15,000	2,213
Series 1610, 3.18%, 09/05/2026	CNY	10,000	1,470
Series 1703, 4.11%, 03/20/2027	CNY	14,000	2,128
Series 1905, 3.28%, 02/11/2024	CNY	60,000	8,787
Series 1910, 3.86%, 05/20/2029	CNY	97,800	14,955
Series 2005, 2.93%, 03/02/2025	CNY	82,600	12,090
Series 2007, 3.26%, 02/24/2027	CNY	74,400	10,975
Series 2010, 3.23%, 03/23/2030	CNY	47,400	6,990
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,524
Series 2015, 3.43%, 10/23/2025	CNY	6,000	887
Series 2203, 2.57%, 06/10/2025	CNY	13,000	1,887
Series 2205, 2.61%, 01/27/2027	CNY	40,000	5,761
Series 2210, 3.18%, 03/11/2032	CNY	76,400	11,236
Series 2211, 2.90%, 08/19/2032	CNY	57,600	8,273
Series 2213, 2.64%, 12/05/2025	CNY	7,400	1,076
Series 2215, 2.82%, 06/17/2027	CNY	4,000	579
Export-Import Bank of Korea, (South Korea),
Reg. S, 2.60%, 11/08/2023	AUD	1,100	729
Reg. S, 8.00%, 05/15/2024	IDR	400,000	27
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2030 (e)	EUR	170	150
Reg. S, 0.13%, 09/15/2031 (e)	EUR	755	653
Reg. S, 0.13%, 04/15/2036 (e)	EUR	280	208
Reg. S, 0.13%, 04/15/2052 (e)	EUR	450	229
Reg. S, 0.25%, 09/15/2040 (e)	EUR	384	258
Reg. S, 0.50%, 04/15/2026 (e)	EUR	1,440	1,467
Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	651
Reg. S, 0.50%, 09/15/2029 (e)	EUR	80	75
Reg. S, 0.50%, 04/15/2043 (e)	EUR	500	336
Reg. S, 0.75%, 04/15/2031 (e)	EUR	321	296
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	445
Reg. S, 1.13%, 04/15/2034 (e)	EUR	421	377
Reg. S, 1.38%, 04/15/2027 (e)	EUR	160	165
Reg. S, 1.50%, 09/15/2032 (e)	EUR	1,300	1,249
Reg. S, 2.00%, 04/15/2024 (e)	EUR	447	480
Reg. S, 2.63%, 07/04/2042 (e)	EUR	675	689

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,042
Reg. S, 2.75%, 04/15/2038 (e)	EUR	540	557
Reg. S, 4.00%, 07/04/2025 (e)	EUR	780	867
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	577	463
Finnvera OYJ, (Finland),
Reg. S, 0.38%, 04/09/2029	EUR	300	278
Reg. S, 0.75%, 08/07/2028	EUR	1,500	1,447
Reg. S, 2.13%, 03/08/2028	EUR	300	312
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain),
Reg. S, 0.01%, 09/17/2025	EUR	100	101
Reg. S, 0.85%, 12/17/2023	EUR	1,000	1,065
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	277
Reg. S, 0.01%, 06/30/2028	EUR	180	167
0.01%, 11/05/2035	EUR	70	52
Reg. S, 0.20%, 09/03/2049	EUR	70	36
Reg. S, 0.25%, 02/18/2041	EUR	394	257
Free State of Bavaria, (Germany), Reg. S, 0.01%, 01/18/2035	EUR	352	268
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	176
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	154
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2024	EUR	1,143	1,207
Reg. S, 0.00%, 03/25/2024	EUR	1,820	1,916
Reg. S, 0.00%, 02/25/2025	EUR	6,620	6,808
Reg. S, 0.00%, 03/25/2025	EUR	2,140	2,197
Reg. S, 0.00%, 02/25/2026	EUR	7,430	7,459
Reg. S, 0.00%, 02/25/2027	EUR	7,205	7,052
Reg. S, 0.00%, 11/25/2029	EUR	9,655	8,790
Reg. S, 0.00%, 11/25/2030	EUR	2,647	2,341
Reg. S, 0.00%, 11/25/2031	EUR	5,604	4,809
Reg. S, 0.00%, 05/25/2032	EUR	3,990	3,366
Reg. S, 0.25%, 11/25/2026	EUR	3,576	3,556
Reg. S, 0.50%, 05/25/2025	EUR	5,793	5,987
Reg. S, 0.50%, 05/25/2026	EUR	6,209	6,293
Reg. S, 0.50%, 05/25/2029	EUR	3,547	3,380
Reg. S, 0.50%, 05/25/2040 (e)	EUR	5,014	3,537
Reg. S, 0.50%, 06/25/2044 (e)	EUR	972	627
Reg. S, 0.50%, 05/25/2072 (e)	EUR	953	405
Reg. S, 0.75%, 02/25/2028	EUR	9,480	9,379
Reg. S, 0.75%, 05/25/2028	EUR	5,273	5,199
Reg. S, 0.75%, 11/25/2028	EUR	1,535	1,500
Reg. S, 0.75%, 05/25/2052 (e)	EUR	4,457	2,636
Reg. S, 0.75%, 05/25/2053 (e)	EUR	4,808	2,765
Reg. S, 1.00%, 11/25/2025	EUR	2,810	2,915
Reg. S, 1.00%, 05/25/2027	EUR	3,898	3,953
Reg. S, 1.25%, 05/25/2034	EUR	3,372	3,065
Reg. S, 1.25%, 05/25/2036 (e)	EUR	5,764	5,031
Reg. S, 1.25%, 05/25/2038	EUR	3,330	2,800
Reg. S, 1.50%, 05/25/2031	EUR	3,873	3,842
Reg. S, 1.50%, 05/25/2050 (e)	EUR	3,031	2,286

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.75%, 11/25/2024	EUR	3,360	3,578
Reg. S, 1.75%, 06/25/2039 (e)	EUR	1,597	1,440
Reg. S, 1.75%, 05/25/2066 (e)	EUR	1,706	1,259
Reg. S, 2.00%, 11/25/2032	EUR	8,670	8,760
Reg. S, 2.00%, 05/25/2048 (e)	EUR	3,737	3,216
Reg. S, 2.25%, 05/25/2024	EUR	1,723	1,852
Reg. S, 2.50%, 05/25/2030	EUR	9,201	9,874
Reg. S, 2.50%, 05/25/2043 (e)	EUR	2,570	2,487
Reg. S, 2.75%, 10/25/2027	EUR	4,049	4,408
Reg. S, 3.00%, 05/25/2054 (e)	EUR	500	513
Reg. S, 3.25%, 05/25/2045	EUR	3,425	3,739
Reg. S, 3.50%, 04/25/2026	EUR	36	40
Reg. S, 4.00%, 10/25/2038	EUR	2,618	3,136
Reg. S, 4.00%, 04/25/2055 (e)	EUR	1,031	1,277
Reg. S, 4.00%, 04/25/2060	EUR	1,968	2,468
Reg. S, 4.50%, 04/25/2041	EUR	2,142	2,737
Reg. S, 4.75%, 04/25/2035	EUR	1,867	2,377
Reg. S, 5.50%, 04/25/2029	EUR	2,037	2,550
Reg. S, 5.75%, 10/25/2032	EUR	1,029	1,389
Reg. S, 6.00%, 10/25/2025	EUR	2,740	3,206
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 46, Reg. S, 1.13%, 09/30/2024	EUR	720	757
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	212
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	146	126
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	580	570
Hong Kong Government Bond Programme, (Hong Kong), 1.97%, 01/17/2029	HKD	200	24
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.80%, 11/30/2024	CNH	5,000	727
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,451
Hungary Government Bond, (Hungary),
Series 24/C, 2.50%, 10/24/2024	HUF	281,740	694
Series 26/E, 1.50%, 04/22/2026	HUF	352,910	778
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	178
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	423
Series 28/B, 4.50%, 03/23/2028	HUF	73,760	171
Series 28/A, 6.75%, 10/22/2028	HUF	75,000	190
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	391
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	596
Series 32/A, 4.75%, 11/24/2032	HUF	58,400	126
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	332
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	163
Series 38/A, 3.00%, 10/27/2038	HUF	82,470	130
Series 41/A, 3.00%, 04/25/2041	HUF	27,170	40
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	1,000	766
Reg. S, 1.63%, 04/28/2032	EUR	1,000	799
Reg. S, 1.75%, 10/10/2027	EUR	825	794
Reg. S, 1.75%, 06/05/2035	EUR	5,000	3,697
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	274
SUB, 8.40%, 03/28/2025		600	641

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
SUB, 8.91%, 11/18/2024		800	852
Series HK, 9.38%, 04/15/2030		500	648
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	300	263
Reg. S, 0.68%, 11/24/2036	EUR	100	76
Reg. S, 1.00%, 05/25/2034	EUR	300	256
Reg. S, 1.28%, 02/14/2042	EUR	100	74
Reg. S, 3.40%, 05/25/2043	EUR	100	105
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	3,102	2,993
1.10%, 03/12/2033	EUR	1,000	797
1.85%, 03/12/2031		234	191
Reg. S, 2.15%, 07/18/2024	EUR	2,050	2,176
3.35%, 03/12/2071		200	138
Reg. S, 3.38%, 07/30/2025	EUR	7,000	7,517
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,066
4.65%, 09/20/2032		600	597
Indonesia Treasury Bond, (Indonesia),
Series FR56, 8.38%, 09/15/2026	IDR	3,269,000	231
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	161
Series FR85, 7.75%, 04/15/2031	IDR	6,304,000	449
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	309
Infraestruturas de Portugal SA, (Portugal), Reg. S, 4.68%, 10/16/2024	EUR	150	166
Instituto de Credito Oficial, (Spain),
Reg. S, 0.25%, 04/30/2024	EUR	50	52
Reg. S, 2.65%, 01/31/2028	EUR	100	106
International Bank for Reconstruction & Development, (Supranational),
0.00%, 01/15/2027	EUR	2,125	2,057
Zero Coupon, 07/15/2029		38	29
Zero Coupon, 10/31/2030		1,000	724
0.10%, 09/17/2035	EUR	1,475	1,100
Reg. S, 0.20%, 01/21/2061	EUR	1,000	388
0.25%, 09/23/2027	GBP	2,900	3,032
0.25%, 05/21/2029	EUR	5,000	4,599
0.38%, 07/28/2025		50	46
0.50%, 10/28/2025		2,100	1,923
0.50%, 06/21/2035	EUR	50	40
0.65%, 02/10/2026		750	675
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,288
0.88%, 12/13/2024	GBP	2,050	2,380
1.00%, 12/21/2029	GBP	2,000	2,052
1.20%, 08/08/2034	EUR	9,000	7,987
(ICE LIBOR USD 3 Month + 0.00%), 1.60%, 05/31/2026 (aa)		1,000	933
1.63%, 01/15/2025		475	453
2.50%, 03/19/2024		465	456
2.90%, 01/19/2033	EUR	6,000	6,395
3.00%, 09/27/2023		200	198
Investitionsbank Schleswig-Holstein, (Germany), Reg. S, 0.01%, 05/15/2026	EUR	100	98
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	2,027	1,740
Reg. S, 0.20%, 05/15/2027	EUR	1,940	1,904

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.20%, 10/18/2030	EUR	611	552
Reg. S, 0.35%, 10/18/2032	EUR	290	251
Reg. S, 0.40%, 05/15/2035	EUR	691	553
Reg. S, 0.55%, 04/22/2041	EUR	385	269
Reg. S, 0.90%, 05/15/2028	EUR	412	409
Reg. S, 1.00%, 05/15/2026	EUR	350	361
Reg. S, 1.10%, 05/15/2029	EUR	957	948
Reg. S, 1.30%, 05/15/2033	EUR	780	734
Reg. S, 1.35%, 03/18/2031	EUR	965	948
Reg. S, 1.50%, 05/15/2050	EUR	1,093	822
Reg. S, 1.70%, 05/15/2037	EUR	800	732
Reg. S, 2.00%, 02/18/2045	EUR	685	604
Reg. S, 2.40%, 05/15/2030	EUR	1,000	1,069
Reg. S, 3.00%, 10/18/2043	EUR	460	490
Reg. S, 3.40%, 03/18/2024	EUR	490	533
5.40%, 03/13/2025	EUR	790	900
Israel Government AID Bond, (Israel),
5.50%, 09/18/2033		200	226
Series 2, Zero Coupon, 11/01/2024		24	22
Israel Government Bond - Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	97
Series 327, 2.00%, 03/31/2027	ILS	800	208
Series 330, 1.00%, 03/31/2030	ILS	1,200	278
Series 537, 1.50%, 05/31/2037	ILS	305	64
Israel Government International Bond, (Israel),
Reg. S, 0.63%, 01/18/2032	EUR	3,000	2,433
Reg. S, 1.50%, 01/18/2027	EUR	2,000	1,983
Reg. S, 2.50%, 01/16/2049	EUR	825	684
2.75%, 07/03/2030		400	362
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 1.75%, 05/30/2024	EUR	4,640	4,944
Series 3Y, Reg. S, 0.00%, 12/15/2024	EUR	650	668
Series 3Y, Reg. S, 1.20%, 08/15/2025	EUR	500	516
Series 3Y, Reg. S, 3.50%, 01/15/2026	EUR	1,720	1,871
Series 5Y, Reg. S, 0.00%, 04/01/2026	EUR	2,810	2,757
Series 5Y, Reg. S, 0.00%, 08/01/2026	EUR	1,767	1,713
Series 5Y, Reg. S, 0.50%, 02/01/2026	EUR	5,270	5,277
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	2,370	2,349
Series 5Y, Reg. S, 1.75%, 07/01/2024	EUR	2,050	2,183
Series 5Y, Reg. S, 1.85%, 07/01/2025 (e)	EUR	980	1,031
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	660	689
Series 6Y, Reg. S, 0.35%, 02/01/2025	EUR	2,780	2,862
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	7,600	7,016
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	2,560	2,310
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	1,694	1,566
Series 7Y, Reg. S, 0.65%, 10/15/2023	EUR	1,000	1,070
Series 7Y, Reg. S, 1.45%, 11/15/2024	EUR	3,400	3,588
Series 7Y, Reg. S, 1.45%, 05/15/2025	EUR	2,813	2,940
Series 7Y, Reg. S, 1.85%, 05/15/2024	EUR	1,340	1,432
Series 7Y, Reg. S, 2.10%, 07/15/2026	EUR	1,844	1,921
Series 7Y, Reg. S, 2.50%, 11/15/2025	EUR	545	579

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	1,500	1,632
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	6,435	6,350
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	2,294	1,911
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	1,510	1,339
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	2,105	1,789
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	3,305	2,764
Series 10Y, Reg. S, 1.25%, 12/01/2026	EUR	2,107	2,118
Series 10Y, Reg. S, 1.50%, 06/01/2025	EUR	1,620	1,692
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	2,253	2,090
Series 10Y, Reg. S, 2.00%, 12/01/2025	EUR	1,400	1,467
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	1,402	1,419
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	3,664
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	1,977	2,042
Series 10Y, Reg. S, 2.50%, 12/01/2024	EUR	994	1,066
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	5,610	5,358
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	2,648	2,755
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	1,946	2,030
Series 10Y, Reg. S, 3.75%, 09/01/2024	EUR	1,230	1,343
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	1,830	2,036
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	1,957	1,694
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	2,100	1,939
Series 11Y, Reg. S, 4.50%, 03/01/2024	EUR	59	65
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	800	847
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	1,611	1,505
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,270	1,456
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	2,724	1,955
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	1,229	974
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,300	3,154
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	6,556
Series 16Y, Reg. S, 4.50%, 03/01/2026 (e)	EUR	2,853	3,190
Series 16Y, Reg. S, 5.00%, 03/01/2025 (e)	EUR	4,570	5,113
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	2,246	2,024
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	1,014	882
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	2,612	2,408
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	2,500	2,713
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	1,754	1,309
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	1,112	1,028
Series 26Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,660	2,643
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	1,271	886
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	1,380	1,373
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	350	381
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,089
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	2,200	2,693
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	2,267	1,443
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	1,350	1,116
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,090	996
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	2,865	2,685
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,387
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,105	2,393
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	966	1,123
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	960	1,121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,104
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,549
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	1,753	2,185
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	1,341	1,562
Series 34Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	1,851	1,213
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	467	294
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	1,055	800
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	1,442	1,096
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	835
Series 75, 1.96%, 09/19/2031	JPY	100,000	840
Series 271, 0.02%, 03/31/2026	JPY	30,000	226
Japan Finance Corp., (Japan), Series 57, 0.00%, 10/17/2025	JPY	20,000	151
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.05%, 02/12/2027	EUR	500	477
Reg. S, 0.63%, 09/02/2025		1,000	911
Series 55, 0.78%, 12/28/2023	JPY	100,000	757
Series 69, 0.48%, 02/28/2025	JPY	100,000	759
Series 2022, 2.32%, 06/18/2027	JPY	20,000	164
Japan Government Five Year Bond, (Japan),
Series 142, 0.10%, 12/20/2024	JPY	207,500	1,568
Series 143, 0.10%, 03/20/2025	JPY	15,700	119
Series 144, 0.10%, 06/20/2025	JPY	329,000	2,487
Series 148, 0.01%, 06/20/2026	JPY	409,750	3,090
Series 151, 0.01%, 03/20/2027	JPY	173,000	1,302
Series 153, 0.01%, 06/20/2027	JPY	459,600	3,455
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	950
Series 3, 2.20%, 03/20/2050	JPY	505,850	4,627
Series 10, 0.90%, 03/20/2057 (bb)	JPY	3,050	20
Series 15, 1.00%, 03/20/2062	JPY	51,850	348
Japan Government Ten Year Bond, (Japan),
Series 343, 0.10%, 06/20/2026	JPY	227,350	1,720
Series 344, 0.10%, 09/20/2026	JPY	145,600	1,101
Series 349, 0.10%, 12/20/2027	JPY	59,700	450
Series 357, 0.10%, 12/20/2029	JPY	341,050	2,551
Series 358, 0.10%, 03/20/2030	JPY	81,300	608
Series 361, 0.10%, 12/20/2030	JPY	148,000	1,099
Series 363, 0.10%, 06/20/2031	JPY	310,050	2,294
Series 364, 0.10%, 09/20/2031	JPY	215,000	1,590
Series 366, 0.20%, 03/20/2032	JPY	444,100	3,318
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	847
Series 21, 2.30%, 12/20/2035	JPY	743,850	6,737
Series 22, 2.50%, 03/20/2036	JPY	132,250	1,224
Series 24, 2.50%, 09/20/2036	JPY	57,950	538
Series 33, 2.00%, 09/20/2040	JPY	333,000	2,930
Series 66, 0.40%, 03/20/2050	JPY	348,250	2,113
Series 67, 0.60%, 06/20/2050	JPY	50,000	320
Series 68, 0.60%, 09/20/2050	JPY	131,500	838
Series 71, 0.70%, 06/20/2051	JPY	118,600	773

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 74, 1.00%, 03/20/2052	JPY	104,000	732
Series 77, 1.60%, 12/20/2052	JPY	37,500	305
Japan Government Twenty Year Bond, (Japan),
Series 80, 2.10%, 06/20/2025	JPY	517,000	4,080
Series 105, 2.10%, 09/20/2028	JPY	237,150	1,978
Series 122, 1.80%, 09/20/2030	JPY	924,000	7,748
Series 140, 1.70%, 09/20/2032	JPY	188,950	1,600
Series 148, 1.50%, 03/20/2034	JPY	81,550	679
Series 172, 0.40%, 03/20/2040	JPY	145,000	1,004
Series 173, 0.40%, 06/20/2040	JPY	120,000	828
Series 175, 0.50%, 12/20/2040	JPY	80,000	557
Series 176, 0.50%, 03/20/2041	JPY	143,050	994
Series 177, 0.40%, 06/20/2041	JPY	40,000	272
Series 178, 0.50%, 09/20/2041	JPY	458,950	3,174
Series 179, 0.50%, 12/20/2041	JPY	25,000	173
Series 180, 0.80%, 03/20/2042	JPY	125,000	908
Japan Government Two Year Bond, (Japan), Series 430, 0.01%, 11/01/2023	JPY	300,000	2,261
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,579
Series 108, 1.43%, 06/18/2027	JPY	100,000	791
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,504
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	104,311	861
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	422
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	55
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	400	312
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	580	746
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	1,680	2,054
Series 64, Reg. S, 4.50%, 03/28/2026 (e)	EUR	1,195	1,363
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	342	403
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	863	998
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,138	2,302
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	2,359	2,453
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	997	937
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	1,743	1,592
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,412	1,453
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	1,737	1,349
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	1,021	832
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	970	974
Series 82, Reg. S, 0.50%, 10/22/2024 (e)	EUR	1,000	1,047
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	467	397
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	300	261
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	2,362	2,335
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	2,124	1,975
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	2,254	2,198
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	956	739
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	1,332	1,196
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	1,285	872
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	3,496	3,363
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	2,227	1,895
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	628	283

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	1,880	1,621
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	1,845	1,272
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	400	407
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	400	435
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	6,200	5,524
Reg. S, 0.63%, 04/20/2026	EUR	1,200	1,202
Reg. S, 0.88%, 05/24/2027	EUR	500	494
Kommunekredit, (Denmark),
Reg. S, 0.01%, 05/04/2034	EUR	500	385
Reg. S, 0.50%, 01/24/2025	EUR	700	722
Reg. S, 2.38%, 09/15/2032	EUR	4,000	4,090
Reg. S, 2.88%, 01/19/2035	EUR	7,000	7,327
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 1.50%, 05/12/2025	SEK	3,000	277
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	457
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	257
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	355
Series G24, Reg. S, 0.38%, 03/27/2024	SEK	4,880	456
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	183
2.63%, 09/08/2027	EUR	6,500	6,820
6.00%, 01/22/2025	IDR	15,000,000	987
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	745
Korea Housing Finance Corp., (South Korea), Reg. S, 1.96%, 07/19/2026	EUR	100	103
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	317
Korea National Oil Corp., (South Korea),
Reg. S, 0.00%, 10/04/2024	CHF	300	316
Reg. S, 0.26%, 07/30/2027	CHF	300	298
Korea Treasury Bond, (South Korea),
Series 2409, 1.38%, 09/10/2024	KRW	700,550	524
Series 2612, 1.50%, 12/10/2026	KRW	719,490	518
Series 3106, 2.00%, 06/10/2031	KRW	491,310	342
Series 3112, 2.38%, 12/10/2031	KRW	140,920	101
Series 4009, 1.50%, 09/10/2040	KRW	277,980	162
Series 4209, 3.25%, 09/10/2042	KRW	79,120	60
Series 5003, 1.50%, 03/10/2050	KRW	627,880	324
Series 7009, 1.63%, 09/10/2070	KRW	72,350	33
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	435
Reg. S, 0.05%, 09/06/2029	EUR	400	360
Reg. S, 0.13%, 03/07/2024	EUR	180	190
Reg. S, 0.25%, 02/25/2032	EUR	100	85
Reg. S, 0.38%, 12/17/2025	GBP	5,000	5,544
Reg. S, 1.25%, 02/23/2033	EUR	200	184
Reg. S, 3.00%, 09/25/2028	EUR	200	217
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	218	190
Reg. S, 0.13%, 11/19/2040	EUR	100	64
Reg. S, 0.63%, 01/27/2026	EUR	380	385

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	430
Reg. S, 0.05%, 08/06/2040	EUR	200	126
Reg. S, 0.10%, 01/18/2030	EUR	635	569
Reg. S, 0.13%, 11/24/2045	EUR	90	50
Reg. S, 0.15%, 02/22/2036	EUR	100	74
Reg. S, 0.63%, 02/05/2029	EUR	800	760
Reg. S, 0.63%, 01/26/2052	EUR	200	115
Reg. S, 1.63%, 08/02/2032	EUR	180	174
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	218
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	224
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	97
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	50
Land Thueringen, (Germany),
Reg. S, 0.05%, 05/06/2030	EUR	260	230
Reg. S, 0.13%, 01/13/2051	EUR	100	48
0.50%, 03/02/2029	EUR	500	471
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	80
Reg. S, 1.13%, 05/30/2028	EUR	390	372
Reg. S, 1.38%, 05/16/2036	EUR	110	87
Reg. S, 1.88%, 02/19/2049	EUR	100	76
Reg. S, 3.50%, 01/17/2028	EUR	650	699
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	70
Reg. S, 0.50%, 07/28/2050	EUR	210	100
Reg. S, 0.75%, 05/06/2030	EUR	440	387
Reg. S, 2.13%, 06/01/2032	EUR	210	198
Luxembourg Government Bond, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	110	111
Reg. S, 0.00%, 11/13/2026	EUR	400	390
Reg. S, 0.00%, 04/28/2030	EUR	150	133
Malaysia Government Bond, (Malaysia),
Series 114, 4.18%, 07/15/2024	MYR	740	170
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,497
Series 519, 3.76%, 05/22/2040	MYR	640	137
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	810	185
Series 417, 4.90%, 05/08/2047	MYR	271	66
Series 617, 4.72%, 06/15/2033	MYR	505	121
Metropolitano de Lisboa EPE, (Portugal),
4.80%, 12/07/2027	EUR	700	811
7.30%, 12/23/2025	EUR	500	601
Mexican Bonos, (Mexico),
Series M, 7.75%, 05/29/2031	MXN	12,000	624
Series M 20, 7.50%, 06/03/2027	MXN	17,000	894
Series M 20, 8.50%, 05/31/2029	MXN	1,000	55
Series M 30, 8.50%, 11/18/2038	MXN	2,000	106
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,059
1.35%, 09/18/2027	EUR	3,075	3,001

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
1.45%, 10/25/2033	EUR	2,000	1,564
1.63%, 04/08/2026	EUR	200	204
2.13%, 10/25/2051	EUR	2,200	1,327
3.00%, 03/06/2045	EUR	825	652
Reg. S, 3.38%, 02/23/2031	EUR	3,000	2,995
3.50%, 02/12/2034		700	593
3.75%, 04/19/2071		200	133
Reg. S, 4.00%, 03/15/2115	EUR	3,500	2,691
4.40%, 02/12/2052		400	312
4.50%, 04/22/2029		200	195
4.60%, 02/10/2048		250	204
Reg. S, 5.63%, 03/19/2114	GBP	800	740
5.75%, 10/12/2110		80	71
6.75%, 02/06/2024	GBP	100	125
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.30%, 10/20/2031	EUR	900	768
Reg. S, 1.00%, 01/23/2051	EUR	100	61
Reg. S, 1.38%, 11/21/2033	EUR	500	450
Reg. S, 1.50%, 07/12/2038	EUR	100	83
Reg. S, 1.50%, 04/11/2044	EUR	100	75
Reg. S, 3.00%, 10/12/2032	EUR	100	106
Reg. S, 3.25%, 01/12/2043	EUR	200	206
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	139
2.55%, 10/09/2029	CAD	300	210
2.80%, 12/03/2023	CAD	500	366
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	784
Reg. S, 0.05%, 01/28/2030	EUR	374	332
0.13%, 09/25/2023	EUR	400	428
Reg. S, 0.25%, 06/07/2024	EUR	683	714
Reg. S, 0.38%, 09/28/2046	EUR	169	99
Reg. S, 0.75%, 10/04/2041	EUR	200	141
Reg. S, 1.00%, 03/01/2028	EUR	300	295
Reg. S, 1.25%, 05/27/2036	EUR	140	120
Reg. S, 1.50%, 04/27/2038	EUR	440	380
Reg. S, 1.50%, 06/15/2039	EUR	160	135
5.20%, 03/31/2025	CAD	1,000	759
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2026 (e)	EUR	1,100	1,109
Reg. S, 0.00%, 01/15/2027 (e)	EUR	990	975
0.00%, 01/15/2029	EUR	1,030	965
Reg. S, 0.00%, 07/15/2030 (e)	EUR	1,814	1,635
Reg. S, 0.00%, 07/15/2031 (e)	EUR	1,167	1,025
Reg. S, 0.00%, 01/15/2038 (e)	EUR	1,552	1,123
Reg. S, 0.00%, 01/15/2052 (e)	EUR	1,564	828
Reg. S, 0.25%, 07/15/2025 (e)	EUR	2,884	2,962
Reg. S, 0.25%, 07/15/2029 (e)	EUR	799	752
Reg. S, 0.50%, 07/15/2026 (e)	EUR	2,140	2,169
Reg. S, 0.50%, 07/15/2032 (e)	EUR	2,160	1,941
Reg. S, 0.50%, 01/15/2040 (e)	EUR	1,720	1,307

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,913	1,923
Reg. S, 0.75%, 07/15/2028 (e)	EUR	1,990	1,969
Reg. S, 2.00%, 01/15/2054 (e)	EUR	660	624
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,288	2,452
Reg. S, 2.75%, 01/15/2047 (e)	EUR	2,068	2,276
Reg. S, 3.75%, 01/15/2042 (e)	EUR	1,881	2,334
Reg. S, 4.00%, 01/15/2037 (e)	EUR	974	1,205
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,674
New South Wales Treasury Corp., (Australia),
Reg. S, 2.00%, 03/20/2031	AUD	200	116
Reg. S, 3.00%, 02/20/2030	AUD	200	128
New Zealand Government Bond, (New Zealand),
Series 425, Reg. S, 2.75%, 04/15/2025	NZD	170	102
Series 429, 3.00%, 04/20/2029	NZD	110	64
Series 528, 0.25%, 05/15/2028	NZD	700	358
Series 532, 2.00%, 05/15/2032	NZD	80	42
Series 551, 2.75%, 05/15/2051	NZD	40	19
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 2.00%, 04/15/2037	NZD	250	106
3.50%, 04/14/2033	NZD	300	165
Northern Territory Treasury Corp., (Australia), Reg. S, 2.00%, 04/21/2031	AUD	300	173
Norway Government Bond, (Norway),
Series 476, Reg. S, 3.00%, 03/14/2024 (e)	NOK	6,073	578
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	6,500	604
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	4,500	412
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	280
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	6,510	594
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	270
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	7,050	603
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	7,444	620
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	5,867	523
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	1,280	133
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	254
Reg. S, 0.45%, 05/13/2025	EUR	2,700	2,747
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	823
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.50%, 05/06/2025	EUR	6,800	6,926
Reg. S, 0.90%, 05/20/2041	EUR	1,850	1,296
Reg. S, 1.85%, 05/03/2032	EUR	10,000	9,442
Reg. S, 3.30%, 10/05/2029	EUR	400	428
Panama Government International Bond, (Panama),
3.30%, 01/19/2033		400	333
4.50%, 01/19/2063		400	288
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,563
Reg. S, 1.95%, 11/17/2036	EUR	1,000	759
Reg. S, 2.75%, 01/30/2026	EUR	825	863
2.78%, 01/23/2031		110	94
3.00%, 01/15/2034		570	464
3.23%, 07/28/2121		25	15

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
3.55%, 03/10/2051		75	55
Reg. S, 6.90%, 08/12/2037	PEN	1,000	249
Philippine Government International Bond, (Philippines),
1.20%, 04/28/2033	EUR	5,000	4,013
1.65%, 06/10/2031		200	160
1.75%, 04/28/2041	EUR	1,000	684
3.20%, 07/06/2046		200	148
5.61%, 04/13/2033		400	425
9.50%, 02/02/2030		100	126
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	1,092	941
Reg. S, 0.48%, 10/18/2030 (e)	EUR	377	341
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,675	1,663
Reg. S, 0.90%, 10/12/2035 (e)	EUR	861	704
Reg. S, 1.00%, 04/12/2052 (e)	EUR	370	212
Reg. S, 1.15%, 04/11/2042 (e)	EUR	395	286
Reg. S, 1.65%, 07/16/2032 (e)	EUR	1,210	1,155
Reg. S, 1.95%, 06/15/2029 (e)	EUR	1,803	1,858
Reg. S, 2.13%, 10/17/2028 (e)	EUR	1,047	1,097
Reg. S, 2.88%, 10/15/2025 (e)	EUR	1,500	1,631
Reg. S, 2.88%, 07/21/2026 (e)	EUR	1,710	1,864
Reg. S, 3.50%, 06/18/2038 (e)	EUR	700	761
Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,171
Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	975
Reg. S, 4.10%, 02/15/2045 (e)	EUR	640	744
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	548
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	426	420
Province of Alberta Canada, (Canada),
Reg. S, 1.40%, 02/20/2029	SEK	2,000	167
2.20%, 06/01/2026	CAD	600	426
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	236
7.25%, 09/01/2036		300	394
7.88%, 11/30/2023	CAD	620	468
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	355
Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	132
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,000	2,544
Reg. S, 0.25%, 12/15/2026	GBP	1,900	2,011
Reg. S, 0.25%, 06/09/2031	EUR	3,000	2,545
Reg. S, 0.50%, 12/15/2023	GBP	500	599
Reg. S, 0.63%, 04/17/2025	EUR	400	410
Reg. S, 0.88%, 01/21/2025	EUR	1,000	1,037
5.60%, 06/02/2035	CAD	300	259
Province of Quebec Canada, (Canada),
Reg. S, 0.25%, 05/05/2031	EUR	8,000	6,825
Reg. S, 0.50%, 01/25/2032	EUR	3,000	2,557
Reg. S, 0.88%, 05/04/2027	EUR	3,500	3,454
Reg. S, 0.88%, 07/05/2028	EUR	1,025	985
Reg. S, 2.38%, 01/22/2024	EUR	425	457
3.50%, 12/01/2045	CAD	200	135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series PD, 7.50%, 09/15/2029		100	119
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	257
Queensland Treasury Corp., (Australia),
Reg. S, 1.75%, 08/21/2031 (e)	AUD	600	341
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	260
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	200	174
Regie Autonome des Transports Parisiens, (France),
Reg. S, 0.38%, 06/15/2024	EUR	300	314
Reg. S, 0.40%, 12/19/2036	EUR	682	637
Reg. S, 0.88%, 05/25/2027	EUR	100	99
Reg. S, 1.75%, 05/25/2031	EUR	500	490
Reg. S, 1.88%, 05/25/2032	EUR	100	97
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	186
Reg. S, 0.50%, 06/14/2025	EUR	200	205
Reg. S, 0.63%, 04/23/2027	EUR	200	197
Reg. S, 2.23%, 07/19/2032	EUR	200	199
Reg. S, 3.63%, 03/27/2024	EUR	100	108
Region Wallonne Belgium, (Belgium),
Reg. S, 0.05%, 06/22/2025	EUR	800	812
Reg. S, 0.25%, 05/03/2026	EUR	300	298
Reg. S, 0.38%, 10/22/2031	EUR	100	85
Reg. S, 0.50%, 06/22/2037	EUR	100	72
Reg. S, 1.05%, 06/22/2040	EUR	100	72
Reg. S, 1.25%, 05/03/2034	EUR	200	173
Reg. S, 1.38%, 04/06/2032	EUR	200	185
Reg. S, 3.25%, 06/22/2033	EUR	500	535
Reg. S, 3.50%, 03/15/2043	EUR	100	105
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 07/15/2024 (e)	EUR	280	293
Reg. S, 0.00%, 04/20/2025 (e)	EUR	1,300	1,331
Reg. S, 0.00%, 10/20/2028 (e)	EUR	490	456
Reg. S, 0.00%, 02/20/2030 (e)	EUR	1,178	1,051
Reg. S, 0.00%, 02/20/2031 (e)	EUR	2,094	1,813
Reg. S, 0.00%, 10/20/2040 (e)	EUR	760	480
Reg. S, 0.25%, 10/20/2036 (e)	EUR	1,100	821
Reg. S, 0.50%, 04/20/2027 (e)	EUR	1,100	1,092
Reg. S, 0.50%, 02/20/2029 (e)	EUR	1,219	1,157
Reg. S, 0.70%, 04/20/2071 (e)	EUR	751	370
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	1,014
Reg. S, 0.75%, 02/20/2028 (e)	EUR	2,740	2,705
Reg. S, 0.75%, 03/20/2051 (e)	EUR	1,362	853
Reg. S, 0.85%, 06/30/2120 (e)	EUR	300	137
Reg. S, 0.90%, 02/20/2032 (e)	EUR	1,050	960
Reg. S, 1.20%, 10/20/2025 (e)	EUR	860	897
Reg. S, 1.50%, 02/20/2047 (e)	EUR	895	720
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	124
Reg. S, 1.85%, 05/23/2049 (e)	EUR	570	485
Reg. S, 2.00%, 07/15/2026 (e)	EUR	270	286
Reg. S, 2.10%, 09/20/2117 (e)	EUR	756	603
Reg. S, 2.40%, 05/23/2034 (e)	EUR	673	688

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.90%, 02/20/2033 (e)	EUR	690	744
Reg. S, 3.15%, 06/20/2044 (e)	EUR	748	827
Reg. S, 3.80%, 01/26/2062 (e)	EUR	290	368
Reg. S, 4.15%, 03/15/2037 (e)	EUR	1,195	1,447
Reg. S, 4.85%, 03/15/2026 (e)	EUR	2,661	3,056
Reg. S, 6.25%, 07/15/2027	EUR	133	164
Series 1, Reg. S, 1.65%, 10/21/2024 (e)	EUR	1,468	1,562
Republic of Austria Government International Bond, (Austria), Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	165
Republic of Italy Government International Bond, (Italy),
1.25%, 02/17/2026		2,000	1,781
2.88%, 10/17/2029		200	173
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,103
Reg. S, 5.13%, 07/31/2024	EUR	520	575
5.20%, 07/31/2034	EUR	200	229
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,330
Republic of Poland Government Bond, (Poland),
Series 424, 2.50%, 04/25/2024	PLN	1,639	366
Series 425, 0.75%, 04/25/2025	PLN	1,810	377
Series 428, 2.75%, 04/25/2028	PLN	6,310	1,260
Series 429, 5.75%, 04/25/2029	PLN	530	121
Series 432, 1.75%, 04/25/2032	PLN	4,323	709
Series 447, 4.00%, 04/25/2047	PLN	373	61
Series 725, 3.25%, 07/25/2025	PLN	4,160	907
Series 726, 2.50%, 07/25/2026	PLN	4,870	1,011
Series 727, 2.50%, 07/25/2027	PLN	8,450	1,703
Series 1024, 2.25%, 10/25/2024	PLN	5,960	1,303
Series 1026, 0.25%, 10/25/2026	PLN	6,040	1,147
Series 1029, 2.75%, 10/25/2029	PLN	3,773	724
Series 1030, 1.25%, 10/25/2030	PLN	4,143	689
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 07/07/2023	EUR	425	456
Reg. S, 0.00%, 02/10/2025	EUR	160	162
Reg. S, 0.88%, 05/10/2027	EUR	1,900	1,832
Reg. S, 1.13%, 08/07/2026	EUR	1,825	1,816
Reg. S, 1.38%, 10/22/2027	EUR	6,000	5,824
Reg. S, 2.00%, 03/08/2049	EUR	53	39
Reg. S, 2.38%, 01/18/2036	EUR	1,000	890
Reg. S, 2.75%, 05/25/2032	EUR	3,000	2,915
Reg. S, 4.25%, 02/14/2043	EUR	5,000	5,253
Reg. S, 5.25%, 01/20/2025	EUR	1,000	1,112
Romania Government Bond, (Romania),
Series 5Y, 3.25%, 06/24/2026	RON	2,215	430
Series 5Y, 3.65%, 07/28/2025	RON	9,970	2,029
Series 5Y, 4.25%, 04/28/2036	RON	1,215	194
Series 7Y, 2.50%, 10/25/2027	RON	1,350	242
Series 8Y, 4.15%, 01/26/2028	RON	1,930	370
Series 10YR, 4.15%, 10/24/2030	RON	3,055	544
Series 10Y, 6.70%, 02/25/2032	RON	3,130	650
Series 10Y, 8.25%, 09/29/2032	RON	630	144

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	1,629
Reg. S, 1.75%, 07/13/2030	EUR	1,000	796
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,107
Reg. S, 2.12%, 07/16/2031	EUR	3,000	2,360
Reg. S, 2.13%, 03/07/2028	EUR	3,000	2,770
Reg. S, 2.38%, 04/19/2027	EUR	2,000	1,940
Reg. S, 2.63%, 12/02/2040	EUR	1,000	627
Reg. S, 2.75%, 10/29/2025	EUR	6,000	6,294
Reg. S, 2.75%, 02/26/2026	EUR	15	15
Reg. S, 2.75%, 04/14/2041	EUR	800	508
Reg. S, 2.88%, 10/28/2024	EUR	1,475	1,571
Reg. S, 2.88%, 04/13/2042	EUR	1,000	634
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,072
Reg. S, 3.38%, 01/28/2050	EUR	1,265	827
Reg. S, 3.62%, 05/26/2030	EUR	1,875	1,718
Reg. S, 3.75%, 02/07/2034	EUR	1,000	845
Reg. S, 3.88%, 10/29/2035	EUR	5,000	4,128
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,082
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,215
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 0.75%, 07/09/2027	EUR	2,200	2,106
Reg. S, 2.00%, 07/09/2039	EUR	1,200	936
SFIL SA, (France),
Reg. S, 0.00%, 05/24/2024	EUR	200	209
Reg. S, 0.05%, 06/04/2029	EUR	300	270
Reg. S, 0.13%, 10/18/2024	EUR	500	517
Reg. S, 1.50%, 03/05/2032	EUR	300	284
Singapore Government Bond, (Singapore),
1.88%, 03/01/2050	SGD	53	34
2.13%, 06/01/2026	SGD	134	98
2.38%, 07/01/2039	SGD	60	42
2.75%, 03/01/2046	SGD	60	46
2.88%, 07/01/2029	SGD	150	112
2.88%, 09/01/2030	SGD	1,215	907
3.38%, 09/01/2033	SGD	100	78
Slovakia Government Bond, (Slovakia),
Series 231, 0.63%, 05/22/2026	EUR	860	858
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	160	135
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	280	216
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	240	232
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	99	75
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	379
Series 238, Reg. S, 0.25%, 05/14/2025	EUR	690	701
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	621
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	162	154
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	261
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	280	156
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	80	89
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	840	894

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Slovenia Government Bond, (Slovenia),
Series RS66, Reg. S, 4.63%, 09/09/2024	EUR	319	357
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	544
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	104
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	160
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	129
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	212	174
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	490
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	521
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	174
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	190	99
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	60
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	846
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	191
Reg. S, 1.00%, 11/09/2031	EUR	300	273
Reg. S, 1.13%, 05/19/2027	EUR	500	502
Reg. S, 1.13%, 05/25/2030	EUR	500	474
Reg. S, 1.50%, 05/29/2037	EUR	300	254
Reg. S, 2.00%, 11/12/2026	CHF	300	328
Reg. S, 2.00%, 02/05/2048	EUR	100	78
Reg. S, 2.25%, 12/20/2047	EUR	100	83
Reg. S, 3.13%, 10/25/2028	EUR	500	543
4.70%, 06/01/2035	CAD	100	79
Reg. S, 4.83%, 03/25/2060	GBP	2,000	2,541
Reg. S, 5.00%, 10/10/2033	EUR	200	247
Reg. S, 5.00%, 03/11/2052	GBP	145	183
Reg. S, 5.25%, 12/07/2028	GBP	300	388
Societe Du Grand Paris EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	400	342
Reg. S, 0.30%, 09/02/2036	EUR	200	143
Reg. S, 0.70%, 10/15/2060	EUR	300	127
Reg. S, 0.88%, 05/10/2046	EUR	100	62
Reg. S, 1.00%, 11/26/2051	EUR	200	114
Reg. S, 1.13%, 10/22/2028	EUR	700	685
Reg. S, 1.13%, 05/25/2034	EUR	200	171
Reg. S, 1.70%, 05/25/2050	EUR	300	218
Reg. S, 3.50%, 05/25/2043	EUR	500	527
Societe Nationale SNCF SA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	300	273
Reg. S, 1.00%, 05/25/2040	EUR	100	71
Reg. S, 1.00%, 01/19/2061	EUR	100	45
Reg. S, 1.50%, 02/02/2029	EUR	300	296
Reg. S, 5.38%, 03/18/2027	GBP	400	509
South Australian Government Financing Authority, (Australia), Reg. S, 2.00%, 05/23/2036	AUD	89	45
Spain Government Bond, (Spain),
Reg. S, 0.00%, 05/31/2024	EUR	509	533
0.00%, 01/31/2025	EUR	5,469	5,630
0.00%, 05/31/2025	EUR	970	988
0.00%, 01/31/2026	EUR	3,200	3,201
0.00%, 01/31/2027	EUR	1,730	1,680

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.00%, 01/31/2028 (e)	EUR	3,878	3,650
Reg. S, 0.10%, 04/30/2031 (e)	EUR	1,030	878
Reg. S, 0.50%, 04/30/2030 (e)	EUR	5,923	5,390
Reg. S, 0.50%, 10/31/2031 (e)	EUR	3,588	3,118
Reg. S, 0.60%, 10/31/2029 (e)	EUR	980	911
Reg. S, 0.70%, 04/30/2032 (e)	EUR	2,660	2,318
Reg. S, 0.80%, 07/30/2027 (e)	EUR	1,321	1,310
0.80%, 07/30/2029	EUR	1,100	1,040
Reg. S, 0.85%, 07/30/2037 (e)	EUR	4,393	3,313
Reg. S, 1.00%, 07/30/2042 (e)	EUR	1,293	885
Reg. S, 1.00%, 10/31/2050 (e)	EUR	2,900	1,683
Reg. S, 1.20%, 10/31/2040 (e)	EUR	2,511	1,852
Reg. S, 1.25%, 10/31/2030 (e)	EUR	2,458	2,337
Reg. S, 1.30%, 10/31/2026 (e)	EUR	1,651	1,696
Reg. S, 1.40%, 04/30/2028 (e)	EUR	2,796	2,811
Reg. S, 1.40%, 07/30/2028 (e)	EUR	1,421	1,423
Reg. S, 1.45%, 10/31/2027 (e)	EUR	4,440	4,510
Reg. S, 1.45%, 04/30/2029 (e)	EUR	5,130	5,089
Reg. S, 1.45%, 10/31/2071 (e)	EUR	549	289
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,325	1,359
Reg. S, 1.60%, 04/30/2025 (e)	EUR	2,810	2,969
Reg. S, 1.85%, 07/30/2035 (e) (ee)	EUR	2,233	2,034
Reg. S, 1.90%, 10/31/2052 (e)	EUR	842	604
Reg. S, 1.95%, 04/30/2026 (e)	EUR	3,228	3,406
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,340	1,346
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,525	3,760
Reg. S, 2.35%, 07/30/2033 (e)	EUR	1,491	1,478
Reg. S, 2.55%, 10/31/2032 (e)	EUR	2,160	2,206
2.80%, 05/31/2026	EUR	900	972
Reg. S, 2.90%, 10/31/2046 (e)	EUR	1,463	1,386
Reg. S, 3.15%, 04/30/2033 (e)	EUR	3,130	3,342
Reg. S, 3.45%, 07/30/2043 (e)	EUR	1,330	1,375
Reg. S, 3.45%, 07/30/2066 (e)	EUR	1,610	1,595
Reg. S, 3.80%, 04/30/2024 (e)	EUR	1,457	1,593
Reg. S, 4.20%, 01/31/2037 (e)	EUR	773	896
Reg. S, 4.65%, 07/30/2025 (e)	EUR	1,956	2,205
Reg. S, 4.70%, 07/30/2041 (e)	EUR	714	876
Reg. S, 4.80%, 01/31/2024 (e)	EUR	818	899
Reg. S, 4.90%, 07/30/2040 (e)	EUR	2,689	3,370
Reg. S, 5.15%, 10/31/2028 (e)	EUR	1,476	1,773
Reg. S, 5.15%, 10/31/2044 (e)	EUR	1,421	1,862
5.75%, 07/30/2032	EUR	1,706	2,226
Reg. S, 5.90%, 07/30/2026 (e)	EUR	2,920	3,463
6.00%, 01/31/2029	EUR	1,780	2,237
Series 5YR, Reg. S, 0.25%, 07/30/2024 (e)	EUR	1,223	1,280
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	2,634	2,366
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	143
Reg. S, 1.45%, 11/26/2038	EUR	180	153
Reg. S, 2.50%, 01/25/2029	EUR	200	211
Reg. S, 3.00%, 02/27/2032	EUR	200	218

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
State of Bremen, (Germany),
Series 191, Reg. S, 1.88%, 03/18/2024	EUR	580	620
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	36
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	17
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	17
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	210	134
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	591
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	93
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	203	173
Reg. S, 0.88%, 12/10/2024	EUR	600	626
Reg. S, 1.38%, 06/10/2024	EUR	490	520
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	221
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	100	89
Series 2301, 2.88%, 01/10/2033	EUR	800	862
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,310	1,266
Reg. S, 0.01%, 01/10/2031	EUR	479	414
Reg. S, 0.05%, 03/09/2035	EUR	277	210
Reg. S, 0.25%, 02/06/2024	EUR	325	344
Reg. S, 0.38%, 05/14/2029	EUR	500	465
Reg. S, 1.50%, 10/17/2029	EUR	200	198
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	310
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	149	130
Series 901, Reg. S, 0.01%, 11/25/2027	EUR	640	606
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	161	147
Reg. S, 0.20%, 04/09/2030	EUR	694	623
Reg. S, 0.20%, 01/27/2051	EUR	270	134
Reg. S, 0.38%, 09/02/2050	EUR	713	383
Reg. S, 0.50%, 11/25/2039	EUR	110	78
Reg. S, 0.75%, 08/16/2041	EUR	360	255
Reg. S, 0.80%, 07/30/2049	EUR	100	63
Reg. S, 0.90%, 11/15/2028	EUR	600	583
Reg. S, 0.95%, 03/13/2028	EUR	144	142
Reg. S, 0.95%, 01/10/2121	EUR	195	83
Reg. S, 1.38%, 01/15/2120	EUR	434	232
Reg. S, 1.45%, 02/16/2043	EUR	100	80
Reg. S, 1.45%, 01/19/2122	EUR	150	83
Reg. S, 1.65%, 02/22/2038	EUR	480	426
Reg. S, 1.65%, 05/16/2047	EUR	620	501
Reg. S, 1.75%, 10/26/2057	EUR	172	132
Reg. S, 1.75%, 07/11/2068	EUR	104	73
Reg. S, 1.88%, 03/15/2024	EUR	630	674
Reg. S, 1.95%, 09/26/2078	EUR	254	192
Reg. S, 2.13%, 06/13/2025	GBP	1,000	1,178
Reg. S, 2.15%, 03/21/2119	EUR	376	288
Reg. S, 2.75%, 01/15/2032	EUR	430	459
Reg. S, 2.90%, 01/15/2053	EUR	390	408
Reg. S, 3.40%, 03/07/2073	EUR	100	114
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	654	481

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	213
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	359
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	980	985
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	200	157
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 01/21/2031	EUR	410	354
Reg. S, 0.38%, 01/26/2027	EUR	220	216
Reg. S, 0.38%, 03/10/2051	EUR	200	107
Reg. S, 0.75%, 01/19/2026	EUR	725	737
State of Saarland, (Germany), Reg. S, 0.05%, 11/05/2040	EUR	68	43
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	241
0.35%, 02/09/2032	EUR	100	86
Reg. S, 0.50%, 03/24/2051	EUR	123	69
Reg. S, 1.88%, 04/10/2024	EUR	300	321
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	192
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.05%, 07/08/2031	EUR	400	343
Reg. S, 0.13%, 06/12/2029	EUR	331	302
Reg. S, 0.50%, 03/22/2029	EUR	140	132
Reg. S, 0.63%, 08/31/2028	EUR	140	134
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 03/24/2031	EUR	103	89
Reg. S, 0.00%, 09/14/2032	EUR	400	330
Reg. S, 1.38%, 05/25/2029	EUR	380	377
Reg. S, 1.75%, 05/25/2042	EUR	360	313
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	200
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	118
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,032
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	3,890	435
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	887
Series 1058, Reg. S, 2.50%, 05/12/2025 (e)	SEK	5,100	488
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	10,000	912
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	16,175	1,436
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	7,090	617
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	5,705	463
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	2,100	139
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	36
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	2,830	261
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 04/24/2023	EUR	700	758
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	670	682
Reg. S, 0.00%, 06/26/2034	CHF	1,179	1,131
Reg. S, 0.00%, 07/24/2039	CHF	1,009	905
Reg. S, 0.50%, 05/27/2030	CHF	540	564
Reg. S, 0.50%, 06/27/2032	CHF	760	781
Reg. S, 0.50%, 06/28/2045	CHF	110	104
Reg. S, 0.50%, 05/24/2055	CHF	222	199
Reg. S, 0.50%, 05/30/2058	CHF	160	142

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.25%, 06/11/2024	CHF	410	448
Reg. S, 1.25%, 05/28/2026	CHF	550	602
Reg. S, 1.25%, 06/27/2037	CHF	330	361
Reg. S, 1.50%, 07/24/2025	CHF	190	209
Reg. S, 1.50%, 04/30/2042	CHF	240	275
Reg. S, 2.00%, 06/25/2064	CHF	411	586
Reg. S, 2.25%, 06/22/2031	CHF	52	62
Reg. S, 3.25%, 06/27/2027	CHF	510	603
Reg. S, 4.00%, 04/08/2028	CHF	663	823
Reg. S, 4.00%, 01/06/2049	CHF	440	782
Thailand Government Bond, (Thailand),
1.45%, 12/17/2024	THB	3,270	95
1.60%, 12/17/2029	THB	54,000	1,523
2.13%, 12/17/2026	THB	4,024	119
2.88%, 06/17/2046	THB	1,430	41
3.40%, 06/17/2036	THB	4,000	126
3.45%, 06/17/2043	THB	980	31
3.65%, 06/20/2031	THB	3,480	112
4.00%, 06/17/2066	THB	1,620	53
Tokyo Metropolitan Government, (Japan), Reg. S, 0.75%, 07/16/2025		1,000	915
Treasury Corp. of Victoria, (Australia),
2.25%, 11/20/2034	AUD	500	273
2.25%, 11/20/2041	AUD	500	229
Reg. S, 2.50%, 10/22/2029	AUD	200	125
Reg. S, 4.75%, 09/15/2036	AUD	100	69
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	191
U.S. Treasury Notes,
2.63%, 04/15/2025		2,000	1,943
4.13%, 09/30/2027		1,007	1,025
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	89
Reg. S, 0.00%, 11/19/2030	EUR	200	174
Reg. S, 0.01%, 05/25/2031	EUR	1,700	1,458
Reg. S, 0.10%, 11/25/2026	EUR	600	586
Reg. S, 0.25%, 11/25/2029	EUR	1,000	910
Reg. S, 0.25%, 07/16/2035	EUR	300	228
Reg. S, 0.50%, 05/25/2036	EUR	300	227
Reg. S, 0.63%, 03/03/2026	EUR	100	101
Reg. S, 1.25%, 10/21/2027	EUR	200	201
Reg. S, 1.25%, 05/25/2033	EUR	200	182
Reg. S, 1.75%, 11/25/2032	EUR	300	290
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/30/2026	GBP	5,130	5,765
Reg. S, 0.13%, 01/31/2028	GBP	5,987	6,307
Reg. S, 0.25%, 01/31/2025	GBP	4,950	5,712
Reg. S, 0.25%, 07/31/2031	GBP	4,196	3,992
Reg. S, 0.38%, 10/22/2026	GBP	3,607	3,973
Reg. S, 0.38%, 10/22/2030	GBP	7,352	7,256
Reg. S, 0.50%, 01/31/2029	GBP	4,670	4,845
Reg. S, 0.50%, 10/22/2061	GBP	3,012	1,330
Reg. S, 0.63%, 06/07/2025	GBP	4,338	5,037

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.63%, 07/31/2035	GBP	5,584	4,828
Reg. S, 0.63%, 10/22/2050	GBP	3,956	2,235
Reg. S, 0.88%, 10/22/2029	GBP	3,550	3,736
Reg. S, 0.88%, 07/31/2033	GBP	1,861	1,769
Reg. S, 0.88%, 01/31/2046	GBP	2,859	1,932
Reg. S, 1.00%, 04/22/2024	GBP	410	490
Reg. S, 1.00%, 01/31/2032	GBP	3,752	3,767
Reg. S, 1.13%, 01/31/2039	GBP	2,046	1,720
Reg. S, 1.13%, 10/22/2073	GBP	1,127	617
Reg. S, 1.25%, 07/22/2027	GBP	3,271	3,686
Reg. S, 1.25%, 10/22/2041	GBP	3,291	2,676
Reg. S, 1.25%, 07/31/2051	GBP	2,286	1,570
Reg. S, 1.50%, 07/22/2026	GBP	5,920	6,854
Reg. S, 1.50%, 07/22/2047	GBP	2,153	1,666
Reg. S, 1.50%, 07/31/2053	GBP	1,940	1,398
Reg. S, 1.63%, 10/22/2028	GBP	2,175	2,447
Reg. S, 1.63%, 10/22/2054	GBP	1,731	1,285
Reg. S, 1.63%, 10/22/2071	GBP	2,120	1,464
Reg. S, 1.75%, 09/07/2037	GBP	1,989	1,905
Reg. S, 1.75%, 01/22/2049	GBP	4,510	3,653
Reg. S, 1.75%, 07/22/2057	GBP	3,284	2,508
Reg. S, 2.00%, 09/07/2025	GBP	3,573	4,243
Reg. S, 2.50%, 07/22/2065	GBP	2,112	1,957
Reg. S, 2.75%, 09/07/2024	GBP	3,800	4,610
Reg. S, 3.25%, 01/31/2033	GBP	3,560	4,295
Reg. S, 3.25%, 01/22/2044	GBP	8,130	9,125
Reg. S, 3.50%, 01/22/2045	GBP	3,187	3,704
Reg. S, 3.50%, 07/22/2068	GBP	2,089	2,489
Reg. S, 3.75%, 01/29/2038	GBP	5,420	6,640
Reg. S, 3.75%, 07/22/2052	GBP	1,027	1,244
Reg. S, 3.75%, 10/22/2053	GBP	3,170	3,832
Reg. S, 4.00%, 01/22/2060	GBP	1,778	2,315
Reg. S, 4.25%, 12/07/2027	GBP	2,300	2,938
Reg. S, 4.25%, 06/07/2032	GBP	1,620	2,131
Reg. S, 4.25%, 03/07/2036	GBP	1,449	1,896
Reg. S, 4.25%, 09/07/2039	GBP	894	1,159
Reg. S, 4.25%, 12/07/2040	GBP	2,045	2,657
Reg. S, 4.25%, 12/07/2046	GBP	3,948	5,135
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	1,387	1,816
Reg. S, 4.25%, 12/07/2055	GBP	1,689	2,249
Reg. S, 4.50%, 09/07/2034	GBP	1,799	2,413
Reg. S, 4.50%, 12/07/2042	GBP	1,215	1,633
Reg. S, 4.75%, 12/07/2030	GBP	2,676	3,606
Reg. S, 4.75%, 12/07/2038	GBP	1,679	2,305
Reg. S, 5.00%, 03/07/2025	GBP	3,178	4,007
Reg. S, 6.00%, 12/07/2028	GBP	912	1,273
United States International Development Finance Corp., 3.37%, 10/05/2034		88	83
Uruguay Government International Bond, (Uruguay),
4.98%, 04/20/2055		350	343
5.10%, 06/18/2050		150	150

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Ville de Paris, (France),
Reg. S, 1.38%, 11/20/2034	EUR	100	88
Reg. S, 1.63%, 02/02/2033	EUR	200	187
Reg. S, 1.75%, 05/25/2031	EUR	200	196
3.88%, 12/29/2025	EUR	500	552
Western Australian Treasury Corp., (Australia), Reg. S, 2.25%, 07/23/2041	AUD	100	48
Xunta de Galicia, (Spain), Reg. S, 0.27%, 07/30/2028	EUR	300	278

Total Foreign Government Securities (Cost $2,654,930)			2,465,694

Mortgage-Backed Securities — 14.7%
FHLMC Gold Pool,
3.00%, 10/01/2046		180	163
3.50%, 12/01/2044		411	379
3.50%, 06/01/2045		823	761
3.50%, 05/01/2046		132	122
3.50%, 10/01/2046		186	171
FHLMC Gold Pool, Single Family, 15 years, 3.00%, 05/01/2029		5,425	5,264
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046		18	17
3.00%, 12/01/2046		29	27
4.00%, 08/01/2040		275	269
4.00%, 10/01/2040		2,453	2,400
4.00%, 11/01/2040		562	551
4.00%, 11/01/2047		1,773	1,728
4.00%, 01/01/2048		38	36
FHLMC Non Gold Pool, ARM, (ICE LIBOR USD 1 Year + 1.64%), 3.57%, 01/01/2050 (aa)		57	55
FHLMC Pool,
3.50%, 02/01/2043		61	58
3.50%, 02/01/2044		85	80
6.00%, 08/01/2035		54	55
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035		383	337
1.50%, 03/01/2036		582	511
1.50%, 02/01/2037		832	731
1.50%, 03/01/2037		860	756
2.00%, 12/01/2035		757	684
2.00%, 02/01/2036		5,203	4,695
2.00%, 03/01/2036		433	390
2.00%, 05/01/2036		2,634	2,374
2.00%, 08/01/2036		1,247	1,124
2.00%, 10/01/2036		679	612
2.00%, 11/01/2036		3,753	3,382
2.00%, 12/01/2036		377	340
2.00%, 01/01/2037		4,544	4,096
2.00%, 04/01/2037		1,684	1,517
2.00%, 05/01/2037		1,046	942
2.00%, 06/01/2037		1,981	1,785
2.50%, 07/01/2032		2,299	2,160
2.50%, 10/01/2035		8,454	7,857
2.50%, 07/01/2036		1,332	1,234
2.50%, 04/01/2037		160	148

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.50%, 05/01/2037	391	361
3.00%, 04/01/2028	40	38
3.00%, 10/01/2028	1,314	1,271
3.00%, 04/01/2029	43	42
3.00%, 05/01/2030	5	5
3.00%, 06/01/2030	626	599
3.00%, 11/01/2030	115	110
3.00%, 11/01/2031	39	38
3.00%, 11/01/2032	116	111
3.00%, 01/01/2033	55	52
3.50%, 11/01/2025	328	323
3.50%, 09/01/2033	310	302
3.50%, 02/01/2034	766	746
3.50%, 05/01/2035	627	611
3.50%, 12/01/2035	52	51
3.50%, 02/01/2036	182	176
4.00%, 07/01/2025	19	19
4.00%, 05/01/2026	14	14
4.00%, 07/01/2029	337	335
4.00%, 11/01/2033	312	311
4.00%, 01/01/2034	16	16
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	363	332
3.00%, 08/01/2042	129	118
3.50%, 06/01/2039	275	263
3.50%, 07/01/2039	161	153
3.50%, 08/01/2039	616	587
3.50%, 09/01/2039	373	356
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	27	21
1.50%, 04/01/2051	50	39
1.50%, 05/01/2051	5,610	4,411
1.50%, 07/01/2051	939	738
2.00%, 09/01/2050	751	622
2.00%, 10/01/2050	4,537	3,760
2.00%, 02/01/2051	4,115	3,408
2.00%, 03/01/2051	3,003	2,487
2.00%, 05/01/2051	11,664	9,657
2.00%, 06/01/2051	1,393	1,153
2.00%, 07/01/2051	1,417	1,175
2.00%, 10/01/2051	1,820	1,508
2.00%, 11/01/2051	5,934	4,909
2.00%, 12/01/2051	4,605	3,809
2.00%, 01/01/2052	493	408
2.00%, 02/01/2052	2,233	1,847
2.00%, 03/01/2052	828	684
2.50%, 11/01/2050	23,089	19,990
2.50%, 12/01/2050	807	697
2.50%, 02/01/2051 (gg)	12,438	10,769
2.50%, 04/01/2051	415	358
2.50%, 08/01/2051	14,813	12,937

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.50%, 11/01/2051	860	742
2.50%, 03/01/2052	1,794	1,552
2.50%, 04/01/2052	216	186
3.00%, 02/01/2049	2,274	2,089
3.00%, 11/01/2049	1,633	1,483
3.00%, 05/01/2050	3,709	3,376
3.00%, 07/01/2050	1,736	1,567
3.00%, 08/01/2050	4,076	3,694
3.00%, 06/01/2051	3,326	2,985
3.00%, 07/01/2051	5,763	5,233
3.00%, 11/01/2051	9,965	8,945
3.00%, 12/01/2051	11,140	9,996
3.00%, 02/01/2052	1,616	1,449
3.00%, 03/01/2052	3,151	2,831
3.00%, 04/01/2052	6,723	6,040
3.50%, 03/01/2042	2	2
3.50%, 07/01/2043	2	2
3.50%, 11/01/2047	341	321
3.50%, 02/01/2048	1,793	1,686
3.50%, 03/01/2048	306	289
3.50%, 05/01/2048	3,812	3,586
3.50%, 06/01/2048	4	4
3.50%, 01/01/2049	45	42
3.50%, 02/01/2049	563	530
3.50%, 09/01/2049	2,309	2,168
3.50%, 10/01/2049	2,152	2,017
3.50%, 04/01/2050	3,109	2,931
3.50%, 11/01/2051	500	464
3.50%, 01/01/2052	436	404
3.50%, 04/01/2052	1,687	1,565
3.50%, 06/01/2052	7,263	6,742
3.50%, 07/01/2052	1,909	1,771
3.50%, 08/01/2052	1,583	1,468
3.50%, 09/01/2052	16	15
4.00%, 10/01/2048	2,827	2,743
4.00%, 04/01/2049	2,398	2,326
4.00%, 09/01/2049	1,501	1,464
4.00%, 05/01/2050	1,069	1,036
4.00%, 08/01/2050	1,230	1,184
4.00%, 09/01/2050	10,125	9,784
4.00%, 04/01/2052	51	49
4.00%, 06/01/2052	955	913
4.00%, 07/01/2052	990	946
4.00%, 08/01/2052	3,136	2,998
4.00%, 09/01/2052	2,215	2,117
4.00%, 10/01/2052	594	572
4.50%, 12/01/2047	180	180
4.50%, 03/01/2048	214	212
4.50%, 04/01/2048	621	618
4.50%, 08/01/2048	22	22
4.50%, 09/01/2048	720	714

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.50%, 08/01/2049	1,404	1,403
4.50%, 09/01/2050	965	958
4.50%, 10/01/2050	3,567	3,508
4.50%, 07/01/2052	228	224
4.50%, 08/01/2052	158	155
4.50%, 12/01/2052	997	988
5.00%, 12/01/2049	425	433
5.00%, 08/01/2052	270	270
5.00%, 09/01/2052	641	645
5.00%, 10/01/2052	313	313
5.00%, 11/01/2052	268	268
5.00%, 01/01/2053	495	494
5.00%, 04/01/2053	870	868
5.50%, 11/01/2052	427	436
5.50%, 12/01/2052	1,345	1,373
5.50%, 01/01/2053	920	937
5.50%, 02/01/2053	578	591
5.50%, 03/01/2053	532	537
5.50%, 04/01/2053	423	427
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 04/01/2038 (w)	2,316	2,034
TBA, 2.00%, 04/01/2038 (w)	150	135
TBA, 2.50%, 04/01/2038 (w)	14,200	13,129
TBA, 3.00%, 04/01/2038 (w)	2,325	2,202
TBA, 3.50%, 04/01/2038 (w)	1,575	1,522
TBA, 4.00%, 04/01/2038 (w)	1,525	1,501
TBA, 4.50%, 04/01/2038 (w)	7,000	6,976
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 04/01/2053 (w)	7,300	5,726
TBA, 2.00%, 05/01/2050 (w)	90,000	74,389
TBA, 2.00%, 04/01/2053 (w)	1,000	826
TBA, 2.50%, 04/01/2053 (w)	6,651	5,732
TBA, 2.50%, 05/01/2053 (w)	33,200	28,645
TBA, 3.00%, 04/01/2053 (w)	7,778	6,970
TBA, 3.50%, 04/01/2053 (w)	5,114	4,743
TBA, 4.00%, 05/01/2042 (w)	78,350	74,873
TBA, 4.00%, 04/01/2053 (w)	1,804	1,723
TBA, 4.50%, 04/01/2053 (w)	3,468	3,394
TBA, 5.00%, 04/01/2053 (w)	3,352	3,341
TBA, 5.00%, 05/01/2053 (w)	64,800	64,580
TBA, 5.50%, 04/01/2053 (w)	10,243	10,338
TBA, 5.50%, 05/01/2053 (w)	29,200	29,461
TBA, 6.00%, 05/01/2053 (w)	18,200	18,545
TBA, 6.50%, 04/01/2053 (w)	10,000	10,313
FNMA Pool,
2.00%, 11/01/2027	376	359
2.32%, 01/01/2026	2,097	1,991
3.00%, 12/01/2042	255	232
3.00%, 06/01/2043	1,028	929
3.00%, 05/01/2045	334	302
3.00%, 07/01/2045	35	32

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 11/01/2046	32	29
3.00%, 03/01/2060 (gg)	18,976	17,053
3.01%, 04/01/2032	4,139	3,725
3.44%, 01/01/2037	320	300
3.50%, 07/01/2024	75	74
3.50%, 09/01/2027	151	146
3.50%, 12/01/2028	64	62
3.50%, 08/01/2032	69	66
3.50%, 12/01/2042	149	141
3.50%, 04/01/2043	222	210
3.50%, 11/01/2043	109	103
3.50%, 02/01/2045	263	249
3.50%, 02/01/2048	784	723
3.50%, 09/01/2048	81	74
3.50%, 07/01/2049	292	268
4.00%, 04/01/2041	124	120
4.00%, 08/01/2046	108	106
4.13%, 08/01/2031	2,291	2,269
4.25%, 01/01/2033	3,900	3,886
4.83%, 12/01/2032	3,310	3,441
5.09%, 02/01/2031	1,761	1,850
5.17%, 08/01/2034	752	800
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	876	801
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	554	487
1.50%, 11/01/2036	501	440
1.50%, 03/01/2037	483	424
1.50%, 05/01/2037	194	171
1.50%, 08/01/2037	537	472
2.00%, 02/01/2028	15	14
2.00%, 09/01/2028	123	116
2.00%, 11/01/2028	118	112
2.00%, 07/01/2032	10	9
2.00%, 12/01/2035	861	778
2.00%, 02/01/2036	6,363	5,742
2.00%, 03/01/2036	482	434
2.00%, 08/01/2036	1,213	1,093
2.00%, 11/01/2036	2,436	2,196
2.00%, 12/01/2036	1,225	1,104
2.00%, 01/01/2037	599	540
2.00%, 02/01/2037	1,022	921
2.00%, 04/01/2037	1,206	1,087
2.00%, 05/01/2037	731	659
2.50%, 08/01/2035	249	231
2.50%, 03/01/2036	2,278	2,114
2.50%, 07/01/2036	914	847
2.50%, 08/01/2036	137	127
2.50%, 03/01/2037	257	238
2.50%, 04/01/2037	532	492
2.50%, 05/01/2037	137	127
3.00%, 04/01/2027	549	533

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 11/01/2027	38	36
3.00%, 02/01/2028	238	231
3.00%, 10/01/2029	66	63
3.00%, 03/01/2030	44	42
3.00%, 05/01/2030	23	23
3.00%, 07/01/2030	22	21
3.00%, 09/01/2030	661	634
3.00%, 12/01/2030	31	30
3.00%, 04/01/2031	109	105
3.00%, 12/01/2031	241	230
3.00%, 07/01/2032	103	99
3.00%, 01/01/2033	71	68
3.00%, 07/01/2033	116	111
3.00%, 02/01/2034	1,394	1,331
3.00%, 09/01/2034	524	496
3.00%, 12/01/2035	585	559
3.50%, 12/01/2025	180	177
3.50%, 01/01/2026	525	515
3.50%, 07/01/2031	71	69
3.50%, 07/01/2034	455	442
3.50%, 03/01/2035	1,500	1,461
3.50%, 04/01/2035	919	889
3.50%, 05/01/2035	88	86
3.50%, 06/01/2035	292	284
4.00%, 03/01/2025	64	63
4.00%, 06/01/2026	79	78
4.00%, 08/01/2026	48	48
4.00%, 08/01/2027	50	49
4.00%, 12/01/2028	21	21
4.00%, 04/01/2033	582	576
4.00%, 10/01/2033	86	85
4.00%, 11/01/2033	345	343
4.00%, 12/01/2033	22	21
4.00%, 03/01/2035	1,240	1,231
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	760	695
3.00%, 06/01/2042	388	355
3.00%, 07/01/2042	1,435	1,311
3.50%, 03/01/2037	490	471
3.50%, 08/01/2038	110	105
3.50%, 04/01/2039	14	13
3.50%, 08/01/2039	169	161
4.50%, 06/01/2039	33	33
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,377	1,083
1.50%, 06/01/2051	2,072	1,629
1.50%, 07/01/2051	1,264	993
1.50%, 04/01/2052	957	752
2.00%, 07/01/2050	1,477	1,224
2.00%, 09/01/2050	1,292	1,072
2.00%, 10/01/2050	979	812

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 12/01/2050	8,141	6,746
2.00%, 01/01/2051	4,210	3,487
2.00%, 02/01/2051	1,386	1,148
2.00%, 03/01/2051	2,114	1,751
2.00%, 04/01/2051	3,821	3,165
2.00%, 05/01/2051	1,881	1,558
2.00%, 06/01/2051	6,138	5,083
2.00%, 07/01/2051	3,186	2,636
2.00%, 10/01/2051	19,372	16,016
2.00%, 11/01/2051	2,331	1,932
2.00%, 12/01/2051 (hh)	16,400	13,566
2.50%, 08/01/2046	5,508	4,831
2.50%, 08/01/2050	18	16
2.50%, 10/01/2050	8,771	7,591
2.50%, 12/01/2050	13,763	11,891
2.50%, 02/01/2051	1,929	1,665
2.50%, 03/01/2051	5,425	4,699
2.50%, 04/01/2051	6,625	5,721
2.50%, 07/01/2051	1,789	1,547
2.50%, 08/01/2051	3,965	3,438
2.50%, 10/01/2051	952	821
2.50%, 11/01/2051	5,396	4,655
2.50%, 12/01/2051	14,467	12,490
2.50%, 01/01/2052	19,178	16,542
2.50%, 02/01/2052	1,119	966
2.50%, 03/01/2052	16,317	14,080
2.50%, 04/01/2052	4,881	4,218
2.50%, 05/01/2052	933	805
3.00%, 08/01/2046	1,203	1,103
3.00%, 11/01/2046	3,190	2,938
3.00%, 02/01/2047	615	567
3.00%, 04/01/2048	6,307	5,809
3.00%, 01/01/2050	3,122	2,842
3.00%, 03/01/2050	1,591	1,438
3.00%, 07/01/2050	11,621	10,467
3.00%, 08/01/2050	3,349	3,033
3.00%, 12/01/2050 (gg)	4,118	3,736
3.00%, 01/01/2051	1,555	1,401
3.00%, 05/01/2051 (gg)	11,245	10,086
3.00%, 06/01/2051	7,218	6,487
3.00%, 07/01/2051	1,575	1,414
3.00%, 08/01/2051	1,330	1,205
3.00%, 10/01/2051	3,363	3,018
3.00%, 11/01/2051	3,508	3,149
3.00%, 12/01/2051	2,697	2,421
3.00%, 01/01/2052	5,411	4,856
3.00%, 02/01/2052	833	749
3.00%, 03/01/2052	2,165	1,941
3.00%, 04/01/2052	7,663	6,875
3.00%, 05/01/2052	1,429	1,282
3.00%, 07/01/2052	1,480	1,327

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	165	157
3.50%, 05/01/2043	5	5
3.50%, 07/01/2043	7,321	6,972
3.50%, 08/01/2043 (gg)	18,474	17,556
3.50%, 01/01/2044	226	215
3.50%, 10/01/2045	22	20
3.50%, 12/01/2045	2,058	1,940
3.50%, 07/01/2046	3,957	3,729
3.50%, 02/01/2047	4,236	4,033
3.50%, 07/01/2047	926	877
3.50%, 09/01/2047	66	62
3.50%, 10/01/2047	1,366	1,286
3.50%, 02/01/2048	2,175	2,048
3.50%, 03/01/2048	195	184
3.50%, 03/01/2049	352	331
3.50%, 06/01/2049	3,815	3,581
3.50%, 08/01/2049	600	565
3.50%, 04/01/2050	175	164
3.50%, 05/01/2050	4,171	3,904
3.50%, 07/01/2050	10,510	9,793
3.50%, 01/01/2051	817	763
3.50%, 03/01/2052 (gg)	14,544	13,633
3.50%, 04/01/2052	282	262
3.50%, 05/01/2052 (gg)	18,565	17,257
3.50%, 06/01/2052	8,345	7,749
3.50%, 07/01/2052	3,121	2,897
3.50%, 09/01/2052	69	64
4.00%, 04/01/2039	1,382	1,351
4.00%, 03/01/2042	596	587
4.00%, 04/01/2043	230	225
4.00%, 02/01/2045	250	244
4.00%, 09/01/2046	144	142
4.00%, 09/01/2047	41	40
4.00%, 10/01/2047	511	496
4.00%, 03/01/2048	78	76
4.00%, 04/01/2048	432	419
4.00%, 06/01/2048	31	30
4.00%, 08/01/2048	130	125
4.00%, 09/01/2048	304	295
4.00%, 03/01/2049	1,221	1,184
4.00%, 06/01/2049	1,219	1,189
4.00%, 11/01/2049	222	217
4.00%, 05/01/2050	988	951
4.00%, 03/01/2051	2,600	2,508
4.00%, 05/01/2051	255	246
4.00%, 04/01/2052	53	51
4.00%, 05/01/2052	1,764	1,687
4.00%, 06/01/2052	625	598
4.00%, 07/01/2052	651	622
4.00%, 08/01/2052	3,278	3,133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 09/01/2052	286	273
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	622	619
4.50%, 01/01/2048	605	603
4.50%, 04/01/2048	31	31
4.50%, 08/01/2048	17	16
4.50%, 09/01/2048	445	443
4.50%, 02/01/2049 (gg)	5,249	5,198
4.50%, 05/01/2049	474	471
4.50%, 08/01/2049	10	10
4.50%, 01/01/2050	153	155
4.50%, 04/01/2050	7,448	7,398
4.50%, 05/01/2052	21	21
4.50%, 06/01/2052	1,385	1,357
4.50%, 08/01/2052	407	399
4.50%, 09/01/2052	820	803
4.50%, 10/01/2052	981	961
4.50%, 11/01/2052	2,949	2,890
4.50%, 12/01/2052	492	482
5.00%, 09/01/2049	1,066	1,081
5.00%, 10/01/2052	567	571
5.00%, 11/01/2052	546	550
5.00%, 12/01/2052	594	598
5.00%, 01/01/2053	2,415	2,409
5.50%, 09/01/2052	345	356
5.50%, 01/01/2053	495	511
5.50%, 02/01/2053	1,470	1,484
5.50%, 03/01/2053	1,524	1,559
5.50%, 04/01/2053	1,926	1,973
6.50%, 04/01/2053	500	516
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	204	187
3.00%, 03/15/2050	17	15
GNMA II Pool,
2.50%, 12/20/2049	263	226
3.00%, 01/20/2047	118	107
3.00%, 08/20/2050	668	593
3.50%, 09/20/2042	2,504	2,364
3.50%, 08/20/2045	2,496	2,342
3.50%, 09/20/2045	825	774
3.50%, 12/20/2047	3,735	3,505
3.50%, 06/20/2048	52	49
3.50%, 07/20/2048	39	37
3.50%, 08/20/2049	102	95
3.50%, 11/20/2049	170	158
3.50%, 07/20/2050	175	161
4.00%, 11/20/2041	22	21
4.00%, 10/20/2050	339	321
4.50%, 08/20/2040	18	17
4.50%, 10/20/2040	41	40
ARM, (CMT Index 1 Year + 1.84%), 6.48%, 07/20/2072 (aa)	19,596	20,487
ARM, (ICE LIBOR USD 1 Month + 2.21%), 6.59%, 02/20/2071 (aa)	3,455	3,569

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
ARM, (ICE LIBOR USD 1 Month + 2.21%), 6.59%, 10/20/2071 (aa)	10,947	11,297
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	3,269	2,949
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	313	254
2.00%, 07/20/2050	158	135
2.00%, 08/20/2050	5,109	4,358
2.00%, 11/20/2050	1,785	1,524
2.00%, 12/20/2050	2,967	2,532
2.00%, 02/20/2051	1,086	925
2.00%, 10/20/2051	8,487	7,214
2.00%, 12/20/2051	5,740	4,874
2.00%, 01/20/2052	530	449
2.00%, 03/20/2052	1,443	1,224
2.00%, 04/20/2052	3,369	2,857
2.50%, 01/20/2051	325	287
2.50%, 02/20/2051	2,460	2,174
2.50%, 05/20/2051	6,747	5,954
2.50%, 07/20/2051	8,627	7,593
2.50%, 08/20/2051	1,625	1,430
2.50%, 09/20/2051 (gg)	12,354	10,872
2.50%, 11/20/2051	3,672	3,232
2.50%, 12/20/2051	4,031	3,547
2.50%, 03/20/2052	965	849
2.50%, 04/20/2052	483	425
2.50%, 05/20/2052	856	753
2.50%, 07/20/2052	286	252
2.50%, 08/20/2052	479	421
3.00%, 01/20/2043	467	434
3.00%, 11/20/2043	97	90
3.00%, 03/20/2045	102	95
3.00%, 09/20/2046	2,219	2,053
3.00%, 10/20/2047	448	412
3.00%, 04/20/2049	34	31
3.00%, 04/20/2050	8,080	7,414
3.00%, 07/20/2050	4,073	3,732
3.00%, 08/20/2050	6,504	5,959
3.00%, 08/20/2051	669	611
3.00%, 10/20/2051	3,036	2,771
3.00%, 11/20/2051	3,770	3,440
3.00%, 12/20/2051	921	839
3.00%, 01/20/2052	8,646	7,879
3.00%, 02/20/2052	370	337
3.00%, 09/20/2052	492	448
3.00%, 02/20/2053	3,492	3,198
3.50%, 09/20/2045	2,768	2,628
3.50%, 09/20/2047	3,568	3,396
3.50%, 08/20/2048	183	174
3.50%, 11/20/2048	217	205
3.50%, 12/20/2048	6	5
3.50%, 03/20/2049	1,055	998
3.50%, 07/20/2049	1,032	975
3.50%, 09/20/2049	1,307	1,223

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 10/20/2049	551	521
3.50%, 12/20/2049	434	409
3.50%, 01/20/2050	648	606
3.50%, 04/20/2050	130	123
3.50%, 01/20/2052	4,521	4,230
3.50%, 02/20/2052	2,700	2,527
3.50%, 09/20/2052	1,038	971
3.50%, 02/20/2053	3,490	3,292
4.00%, 07/20/2048	1,057	1,029
4.00%, 09/20/2048	1,798	1,742
4.00%, 11/20/2048	31	31
4.00%, 12/20/2048	906	877
4.00%, 05/20/2049	559	543
4.00%, 03/20/2050	220	214
4.00%, 12/20/2050	2,618	2,538
4.00%, 07/20/2052	210	202
4.00%, 09/20/2052	2,568	2,469
4.00%, 12/20/2052	422	406
4.50%, 03/20/2047	435	434
4.50%, 06/20/2047	852	849
4.50%, 07/20/2047	1,572	1,572
4.50%, 10/20/2047	359	356
4.50%, 11/20/2047	1,102	1,096
4.50%, 05/20/2048 (gg)	7,882	7,808
4.50%, 09/20/2048	656	638
4.50%, 11/20/2048	763	755
4.50%, 01/20/2049	1,952	1,943
4.50%, 03/20/2049	500	498
4.50%, 05/20/2049	238	228
4.50%, 10/20/2049	718	715
4.50%, 08/20/2052	1,678	1,652
5.00%, 12/20/2048	172	175
5.00%, 06/20/2049	369	373
5.00%, 07/20/2052	124	124
5.00%, 09/20/2052	935	936
5.00%, 12/20/2052	1,337	1,338
5.50%, 12/20/2052	477	482
5.50%, 01/20/2053	155	157
5.50%, 03/20/2053	566	573
GNMA, Single Family, 30 years,
TBA, 2.50%, 04/01/2053 (w)	711	626
TBA, 3.00%, 04/01/2053 (w)	1,487	1,353
TBA, 3.00%, 05/01/2053 (w)	52,950	48,200
TBA, 3.50%, 05/15/2042 (w)	2,000	1,873
TBA, 3.50%, 04/01/2053 (w)	2,670	2,498
TBA, 4.00%, 04/01/2053 (w)	7,860	7,557
TBA, 4.50%, 04/01/2053 (w)	1,025	1,009
TBA, 5.00%, 04/01/2053 (w)	1,880	1,881
TBA, 5.50%, 04/01/2053 (w)	2,639	2,667
TBA, 5.50%, 05/01/2053 (w)	11,000	11,106

Total Mortgage-Backed Securities (Cost $1,481,502)		1,384,002

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	150	153

California — 0.0% (g)
Bay Area Toll Authority, Build America Bonds, Series S1, Rev., 6.92%, 04/01/2040	115	137
Bay Area Toll Authority, San Francisco Bay Area, Rev., 2.57%, 04/01/2031	100	91
California Health Facilities Financing Authority, Taxable, Social Bonds,
Rev., 4.19%, 06/01/2037	5	5
Rev., 4.35%, 06/01/2041	5	4
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	11
City of San Francisco CA Public Utilities Commission Water Revenue, Rev., 6.95%, 11/01/2050	70	86
Los Angeles Community College District, Taxable, GO, 2.11%, 08/01/2032	150	124
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	53
Los Angeles Department of Water & Power,
Rev., 6.57%, 07/01/2045	50	59
Rev., 6.60%, 07/01/2050	30	38
Los Angeles Unified School District, Build America Bond, GO, 5.75%, 07/01/2034	25	27
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	200	235
Regents of the University of California Medical Center Pooled Revenue, Taxable, Series N, Rev., 3.26%, 05/15/2060	50	34
San Diego County Regional Transportation Commission, Taxable, Series A, Rev., 3.25%, 04/01/2048	100	78
State of California, GO, 7.55%, 04/01/2039	150	194
State of California, Build America Bonds,
GO, 7.35%, 11/01/2039	100	125
GO, 7.50%, 04/01/2034	50	62
GO, 7.60%, 11/01/2040	50	66
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	350	290
University of California, Rev., 5.95%, 05/15/2045	35	39
University of California, Taxable,
Series AQ, Rev., 4.77%, 05/15/2115	20	18
Series BJ, Rev., 3.07%, 05/15/2051	5	4

		1,780

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	895	850

Florida — 0.0% (g)
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.26%, 07/01/2025	100	93

Illinois — 0.0% (g)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, Rev., 6.90%, 12/01/2040	100	115
Sales Tax Securitization Corp., Taxable, Second Lien, Series B, Rev., 3.24%, 01/01/2042	40	32
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	350	349

		496

Louisiana — 0.0% (g)
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,146

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Series H, GO, 2.90%, 09/01/2049	15	11
Commonwealth of Massachusetts, Build America Bonds, GO, 4.91%, 05/01/2029	100	102
Commonwealth of Massachusetts, Taxable, Series D, GO, 2.66%, 09/01/2039	148	121

		234

Michigan — 0.0% (g)
Michigan State University, Taxable, Series A, Rev., 4.17%, 08/15/2122	115	91
University of Michigan, Taxable,
Series B, Rev., 2.56%, 04/01/2050	25	18
Series C, Rev., 3.60%, 04/01/2047	14	12

		121

Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	27

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	125	145
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	230	292

		437

New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	27
Metropolitan Transportation Authority, Taxable Green Bond, Series C2, Rev., 5.18%, 11/15/2049	100	91
New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.95%, 06/15/2042	200	229
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	33
New York State Dormitory Authority, State University of New York Dormitory Facilities, Taxable, Rev., 3.14%, 07/01/2043	150	123
Port Authority of New York & New Jersey,
Rev., 4.46%, 10/01/2062	50	47
Series 21, Rev., 3.29%, 08/01/2069	40	28
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	250	270

		848

Ohio — 0.0% (g)
Ohio State University (The), Taxable, Series A, Rev., 4.80%, 06/01/2111	130	120

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	8
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034	50	55

		63

Pennsylvania — 0.0% (g)
City of Philadelphia PA Water & Wastewater Revenue, Rev., 2.93%, 07/01/2045	10	7

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Municipal Bonds — continued
Texas — 0.1%
Board of Regents of the University of Texas System, Series C, Rev., 4.79%, 08/15/2046		110	113
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039		20	22
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048		30	31
Dallas Area Rapid Transit, Taxable, Senior Lien, Series A, Rev., 2.61%, 12/01/2048		130	91
Dallas Fort Worth International Airport, Taxable,
Rev., 3.09%, 11/01/2040		100	80
Series A, Rev., 4.09%, 11/01/2051		425	367
Series A, Rev., 4.51%, 11/01/2051		100	92
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049		65	81
State of Texas, Build America Bonds Taxable, GO, 5.52%, 04/01/2039		150	165
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044		10	7

			1,049

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117		40	34

Total Municipal Bonds (Cost $8,568)			7,468

U.S. Government Agency Securities — 0.1%
Federal Farm Credit Banks Funding Corp., 5.48%, 06/27/2042		1,000	978
FHLBs,
0.50%, 04/14/2025		2,000	1,860
3.25%, 11/16/2028		650	632
FHLMC,
Zero Coupon, 12/14/2029		1,170	895
0.38%, 07/21/2025		1,000	920
1.50%, 02/12/2025		107	102
6.25%, 07/15/2032		184	219
6.75%, 03/15/2031		400	480
FHLMC STRIPs, Zero Coupon, 03/15/2031		757	547
FNMA,
0.25%, 05/22/2023		1,000	994
0.88%, 08/05/2030		810	661
5.38%, 12/07/2028	GBP	460	604
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2027		53	45
Zero Coupon, 07/15/2028		166	135
Zero Coupon, 10/15/2028		993	798
Zero Coupon, 10/15/2029		175	135
Zero Coupon, 01/15/2030		950	702
Zero Coupon, 04/15/2030		1,780	1,335
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		1,050	775
Zero Coupon, 04/15/2030		145	109
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	241

Total U.S. Government Agency Securities (Cost $14,681)			13,167

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — 11.4%
U.S. Treasury Bonds,
1.13%, 05/15/2040	46,782	31,066
1.13%, 08/15/2040	51,225	33,801
1.25%, 05/15/2050 (jj)	7,480	4,328
1.38%, 11/15/2040	71,470	49,150
1.38%, 08/15/2050	1,626	972
1.63%, 11/15/2050	1,600	1,021
1.75%, 08/15/2041	117,500	84,926
1.88%, 02/15/2041	97,000	72,420
1.88%, 02/15/2051	700	476
1.88%, 11/15/2051	2,730	1,850
2.00%, 11/15/2041	102,400	77,140
2.00%, 02/15/2050	2,169	1,531
2.00%, 08/15/2051	2,450	1,715
2.25%, 05/15/2041	92,300	73,177
2.25%, 08/15/2046	940	707
2.25%, 08/15/2049	1,800	1,348
2.25%, 02/15/2052	400	297
2.38%, 02/15/2042	78,650	63,135
2.38%, 11/15/2049	700	539
2.38%, 05/15/2051	1,800	1,376
2.50%, 02/15/2045	1,420	1,130
2.50%, 02/15/2046	700	554
2.50%, 05/15/2046	1,370	1,084
2.75%, 08/15/2042	7,000	5,943
2.75%, 11/15/2042	2,200	1,862
2.75%, 08/15/2047	700	580
2.75%, 11/15/2047	1,575	1,306
2.88%, 05/15/2043	720	621
2.88%, 08/15/2045	1,435	1,220
2.88%, 11/15/2046	500	425
2.88%, 05/15/2049	1,500	1,279
2.88%, 05/15/2052	640	545
3.00%, 05/15/2042	7,200	6,382
3.00%, 11/15/2044	900	783
3.00%, 05/15/2045	1,730	1,503
3.00%, 11/15/2045	229	199
3.00%, 02/15/2047	338	293
3.00%, 05/15/2047	500	434
3.00%, 02/15/2048	250	217
3.00%, 08/15/2048	520	452
3.00%, 02/15/2049	550	480
3.00%, 08/15/2052	750	656
3.13%, 11/15/2041	900	819
3.13%, 02/15/2043	13,860	12,440
3.13%, 08/15/2044	350	312
3.13%, 05/15/2048	100	89
3.25%, 05/15/2042	57,100	52,601
3.38%, 08/15/2042	46,550	43,648
3.38%, 11/15/2048	500	466
3.50%, 02/15/2039	500	493

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
3.63%, 08/15/2043	1,790	1,734
3.63%, 02/15/2044	1,500	1,448
3.63%, 02/15/2053	660	652
3.75%, 11/15/2043	3,115	3,071
3.88%, 08/15/2040	31,800	32,558
3.88%, 02/15/2043	6,900	6,950
4.00%, 11/15/2042	35,430	36,338
4.00%, 11/15/2052	975	1,030
4.25%, 11/15/2040	19,769	21,191
4.38%, 02/15/2038	3,000	3,282
4.38%, 11/15/2039	14,900	16,258
4.38%, 05/15/2040	21,500	23,429
4.38%, 05/15/2041	410	445
4.50%, 02/15/2036	1,805	2,005
4.50%, 05/15/2038	17,691	19,598
4.63%, 02/15/2040	19,900	22,365
4.75%, 02/15/2037	300	342
4.75%, 02/15/2041	14,400	16,377
5.00%, 05/15/2037	1,500	1,747
5.25%, 02/15/2029	365	395
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2025	46	45
U.S. Treasury Notes,
0.25%, 05/15/2024	2,000	1,907
0.25%, 06/15/2024	3,500	3,327
0.25%, 05/31/2025	1,000	922
0.25%, 06/30/2025	1,500	1,382
0.25%, 07/31/2025	1,255	1,152
0.25%, 08/31/2025	500	458
0.25%, 09/30/2025	500	457
0.38%, 04/15/2024	600	574
0.38%, 08/15/2024	2,000	1,894
0.38%, 04/30/2025	1,195	1,108
0.38%, 11/30/2025	500	456
0.38%, 12/31/2025	900	820
0.38%, 01/31/2026	600	544
0.38%, 07/31/2027	315	273
0.38%, 09/30/2027	4,600	3,973
0.50%, 03/31/2025	500	466
0.50%, 04/30/2027	1,532	1,347
0.50%, 05/31/2027	500	438
0.50%, 08/31/2027	400	348
0.50%, 10/31/2027	700	607
0.63%, 07/31/2026	2,350	2,118
0.63%, 03/31/2027	1,000	886
0.63%, 11/30/2027	200	174
0.63%, 05/15/2030 (jj)	6,343	5,188
0.63%, 08/15/2030	3,555	2,894
0.75%, 03/31/2026	1,500	1,371
0.75%, 04/30/2026	2,500	2,278
0.75%, 05/31/2026	2,400	2,181
0.75%, 08/31/2026	2,000	1,806

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
0.75%, 01/31/2028	1,000	873
0.88%, 06/30/2026	1,000	911
0.88%, 09/30/2026	2,300	2,081
0.88%, 11/15/2030	2,200	1,819
1.00%, 12/15/2024	500	474
1.00%, 07/31/2028	1,095	956
1.13%, 10/31/2026	500	456
1.13%, 02/28/2027	1,000	907
1.13%, 02/29/2028	1,300	1,153
1.13%, 08/31/2028	3,500	3,070
1.13%, 02/15/2031	3,100	2,607
1.25%, 11/30/2026	2,000	1,828
1.25%, 12/31/2026	1,700	1,552
1.25%, 03/31/2028	500	445
1.25%, 04/30/2028	2,100	1,867
1.25%, 05/31/2028	1,550	1,377
1.25%, 06/30/2028	390	346
1.25%, 09/30/2028	1,800	1,587
1.25%, 08/15/2031	1,430	1,198
1.38%, 10/31/2028	2,300	2,039
1.38%, 12/31/2028	2,500	2,212
1.38%, 11/15/2031	1,700	1,434
1.50%, 10/31/2024	500	479
1.50%, 11/30/2024	300	287
1.50%, 08/15/2026	1,000	927
1.50%, 01/31/2027	500	460
1.50%, 11/30/2028	500	446
1.50%, 02/15/2030	649	568
1.63%, 02/15/2026	500	470
1.63%, 05/15/2026	1,500	1,403
1.63%, 10/31/2026	600	557
1.63%, 08/15/2029	500	446
1.63%, 05/15/2031	1,970	1,711
1.75%, 06/30/2024	3,800	3,677
1.75%, 03/15/2025	5,800	5,544
1.75%, 12/31/2026	840	781
1.75%, 01/31/2029	500	451
1.75%, 11/15/2029	500	449
1.88%, 02/28/2027	1,500	1,398
1.88%, 02/28/2029	500	454
1.88%, 02/15/2032	1,550	1,359
2.00%, 05/31/2024	1,000	972
2.00%, 08/15/2025	1,000	956
2.00%, 11/15/2026	1,285	1,208
2.13%, 07/31/2024	3,000	2,911
2.13%, 09/30/2024	400	387
2.13%, 05/15/2025	1,000	961
2.25%, 11/15/2024	700	678
2.25%, 11/15/2025	538	516
2.25%, 03/31/2026	400	382
2.25%, 02/15/2027	3,200	3,029

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
2.25%, 08/15/2027	200	189
2.38%, 08/15/2024	800	778
2.38%, 05/15/2027	1,000	949
2.38%, 03/31/2029	1,100	1,026
2.38%, 05/15/2029	600	559
2.50%, 04/30/2024	1,000	978
2.50%, 05/31/2024	1,500	1,466
2.50%, 01/31/2025	500	485
2.50%, 03/31/2027	1,000	954
2.63%, 07/31/2029	500	472
2.75%, 02/28/2025	1,000	975
2.75%, 06/30/2025	800	778
2.75%, 04/30/2027	1,500	1,444
2.75%, 07/31/2027	1,900	1,828
2.75%, 02/15/2028	1,980	1,900
2.75%, 05/31/2029	1,000	952
2.75%, 08/15/2032	1,600	1,504
2.88%, 04/30/2025	900	878
2.88%, 06/15/2025	2,500	2,440
2.88%, 07/31/2025	1,000	976
2.88%, 11/30/2025	1,300	1,266
2.88%, 05/15/2028	2,500	2,409
2.88%, 08/15/2028	1,800	1,732
2.88%, 04/30/2029	1,000	959
2.88%, 05/15/2032	2,885	2,743
3.00%, 07/31/2024	1,000	981
3.00%, 07/15/2025	1,000	978
3.00%, 09/30/2025	60	59
3.13%, 08/15/2025	1,000	981
3.13%, 08/31/2027	1,000	977
3.13%, 11/15/2028	6,390	6,224
3.25%, 08/31/2024	1,720	1,693
3.25%, 06/30/2027	500	491
3.25%, 06/30/2029	1,000	980
3.50%, 09/15/2025	500	495
3.50%, 01/31/2028	2,700	2,684
3.50%, 01/31/2030	4,200	4,179
3.50%, 02/15/2033	14,400	14,411
3.63%, 03/31/2028	200	200
3.63%, 03/31/2030	550	552
3.88%, 01/15/2026	1,000	1,000
3.88%, 11/30/2027	985	994
3.88%, 12/31/2027	350	353
3.88%, 09/30/2029	300	305
3.88%, 11/30/2029	990	1,006
3.88%, 12/31/2029	1,210	1,231
4.00%, 12/15/2025	500	502
4.00%, 02/15/2026	5,200	5,218
4.00%, 02/29/2028	900	915
4.00%, 10/31/2029	1,000	1,023
4.00%, 02/28/2030	700	718

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Treasury Obligations — continued
4.13%, 01/31/2025		800	799
4.13%, 10/31/2027		700	713
4.13%, 11/15/2032		2,300	2,415
4.25%, 09/30/2024		700	699
4.25%, 10/15/2025		1,000	1,007
4.50%, 11/30/2024		1,500	1,505
4.50%, 11/15/2025		1,000	1,014
4.63%, 02/28/2025		1,000	1,009
4.63%, 03/15/2026		2,000	2,044
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2024		800	762
Zero Coupon, 05/15/2026		5,000	4,446
Zero Coupon, 11/15/2026		5,000	4,372
Zero Coupon, 11/15/2028 (ee) (ff)		12,000	9,790
Zero Coupon, 11/15/2038 (jj)		6,250	3,442
Zero Coupon, 11/15/2041		200	96
Zero Coupon, 08/15/2045		600	247

Total U.S. Treasury Obligations (Cost $1,075,182)			1,071,609

Short-Term Investments — 1.7%
Time Deposits — 1.7%
Australia & New Zealand Banking Group Ltd.,
2.20%, 04/03/2023	AUD	28	18
4.18%, 04/03/2023		10,091	10,091
Barclays SA, 4.18%, 04/03/2023		9,297	9,297
BNP Paribas SA, 3.32%, 04/03/2023	CAD	81	60
Brown Brothers Harriman & Co.,
0.00%, 04/03/2023	CHF	284	310
0.92%, 04/03/2023	HKD	2	—	(h)
1.40%, 04/03/2023	DKK	1,864	271
1.58%, 04/03/2023	NOK	1,846	176
1.74%, 04/03/2023	SEK	2,126	205
2.21%, 04/03/2023	SGD	22	16
3.15%, 04/03/2023	GBP	1,686	2,080
3.40%, 04/03/2023	NZD	2	2
Citibank NA,
1.91%, 04/03/2023	EUR	63,039	68,365
4.18%, 04/03/2023		64,493	64,493
Skandinaviska Enskilda Banken, 3.15%, 04/03/2023	GBP	44	55
Sumitomo Mitsui Banking Corp.,
(0.53%), 04/03/2023	JPY	42,716	322
4.18%, 04/03/2023		1,916	1,916

Total Time Deposits			157,677

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — 0.0% (g)
U.S. Treasury Bills,
Zero Coupon, 04/06/2023	1,032	1,032
Zero Coupon, 04/25/2023 (hh) (ii)	3,757	3,747
Zero Coupon, 05/25/2023 (hh) (ii)	287	285

Total U.S. Treasury Obligations		5,064

Total Short-Term Investments (Cost $162,739)		162,741

Total Investments, Before Short Positions — 105.3% (Cost - $10,337,720)*		9,892,992
Liabilities in Excess of Other Assets — (5.3)%		(500,268)

NET ASSETS — 100.0%		$9,392,724

Short Positions — 1.7%
Mortgage-Backed Securities — 1.7%
FHLMC Pool, Single Family, 15 years,
3.50%, 12/01/2035	52	50
3.50%, 02/01/2036	182	176
FNMA or FHLMC, Single Family, 15 years,
TBA, 3.00%, 04/01/2038 (w)	5,300	5,019
TBA, 4.00%, 04/01/2038 (w)	3,000	2,952
FNMA or FHLMC, Single Family, 30 years,
TBA, 3.00%, 05/15/2042 (w)	94,400	84,679
TBA, 3.00%, 04/01/2053 (w)	5,800	5,197
TBA, 3.50%, 05/01/2042 (w)	24,165	22,428
TBA, 4.50%, 05/01/2053 (w)	15,900	15,583
TBA, 5.50%, 04/01/2053 (w)	2,200	2,220
FNMA Pool, Single Family, 15 years,
3.50%, 06/01/2035	292	284
3.50%, 04/01/2035	919	889
GNMA II Pool, Single Family, 30 years, 4.00%, 12/20/2050	2,618	2,538
GNMA, Single Family, 30 years,
TBA, 2.50%, 04/01/2053 (w)	12,300	10,823
TBA, 4.50%, 04/01/2053 (w)	6,400	6,299

Total Mortgage-Backed Securities (Proceeds $157,659)		159,137

Total Securities Sold Short — 1.7% (Proceeds $157,659)*		159,137

Percentages indicated are based on net assets.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro BOBL	8	06/2023	EUR	998	24
Euro Bund	140	06/2023	EUR	20,494	131
Euro Buxl	33	06/2023	EUR	4,718	323
Euro Schatz	28	06/2023	EUR	3,177	32
Long Gilt	121	06/2023	GBP	15,071	355
SOFR 3 Month	212	09/2023	USD	50,300	259
U.S. Treasury 10 Year Note	80	06/2023	USD	8,938	256
U.S. Treasury 2 Year Note	121	06/2023	USD	24,755	225
U.S. Treasury 5 Year Note	143	06/2023	USD	15,394	266
U.S. Treasury Long Bond	197	06/2023	USD	24,785	1,052
U.S. Treasury Ultra Bond	113	06/2023	USD	15,505	442
U.S. Ultra Treasury 10 Year Note	28	06/2023	USD	3,289	103

					3,468

Short Contracts
Euro BOBL	(264)	06/2023	EUR	(33,024)	(726)
Euro Bund	(28)	06/2023	EUR	(4,006)	(119)
Euro Schatz	(42)	06/2023	EUR	(4,766)	(48)
SOFR 3 Month	(106)	12/2023	USD	(25,233)	(127)
SOFR 3 Month	(106)	03/2024	USD	(25,360)	(105)
U.S. Treasury 10 Year Note	(448)	06/2023	USD	(50,124)	(1,361)
U.S. Treasury 2 Year Note	(16)	06/2023	USD	(3,265)	(38)
U.S. Treasury 5 Year Note	(10)	06/2023	USD	(1,078)	(17)
U.S. Treasury Long Bond	(26)	06/2023	USD	(3,268)	(142)
U.S. Treasury Ultra Bond	(33)	06/2023	USD	(4,501)	(156)
U.S. Ultra Treasury 10 Year Note	(25)	06/2023	USD	(2,936)	(93)

					(2,932)

Total unrealized appreciation (depreciation)					536

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
DKK	7,033	USD	1,022	BNP Paribas	04/03/2023	2
AUD	584	USD	388	Bank of America, NA	04/04/2023	2
USD	2,329	AUD	3,450	Deutsche Bank AG	04/04/2023	23
USD	399	AUD	584	Morgan Stanley & Co.	04/04/2023	9
CAD	3,034	USD	2,242	Citibank, NA	04/04/2023	3
CAD	570	USD	419	HSBC Bank plc	04/04/2023	3
CAD	782	USD	570	Morgan Stanley & Co.	04/04/2023	8
CHF	15	USD	16	Citibank, NA	04/04/2023	—	(h)
CHF	125	EUR	126	Goldman Sachs International	04/04/2023	—	(h)
CHF	3,605	USD	3,929	Morgan Stanley & Co.	04/04/2023	11
CHF	9,132	USD	9,952	Morgan Stanley & Co.	04/04/2023	28
CHF	10	USD	11	UBS AG London	04/04/2023	—	(h)
CHF	115	USD	125	Westpac Banking Corp.	04/04/2023	1
CNY	17,000	USD	2,460	Brown Brothers Harriman & Co.	04/04/2023	14
CNY	2,700	USD	391	Brown Brothers Harriman & Co.	04/04/2023	2
DKK	45	USD	7	Bank of America, NA	04/04/2023	—	(h)
EUR	115	USD	124	Bank of America, NA	04/04/2023	1
EUR	50	USD	53	Goldman Sachs International	04/04/2023	1
USD	180	EUR	166	HSBC Bank plc	04/04/2023	—	(h)
EUR	874	USD	922	HSBC Bank plc	04/04/2023	25
EUR	1,974	USD	2,097	HSBC Bank plc	04/04/2023	43
EUR	720	USD	779	Morgan Stanley & Co.	04/04/2023	2
EUR	2,840	USD	3,036	Morgan Stanley & Co.	04/04/2023	44
EUR	39,501	USD	42,815	Morgan Stanley & Co.	04/04/2023	23
EUR	7,000	USD	7,485	Morgan Stanley & Co.	04/04/2023	107
EUR	87,074	USD	94,380	Morgan Stanley & Co.	04/04/2023	51
EUR	658	USD	700	UBS AG London	04/04/2023	14
USD	700	EUR	644	UBS AG London	04/04/2023	2
EUR	3,500	USD	3,742	UBS AG London	04/04/2023	53
GBP	13,685	USD	16,792	Bank of America, NA	04/04/2023	91
GBP	20,801	USD	25,521	HSBC Bank plc	04/04/2023	140
GBP	1,361	USD	1,634	HSBC Bank plc	04/04/2023	45
GBP	528	USD	640	HSBC Bank plc	04/04/2023	12
GBP	60	USD	74	Morgan Stanley & Co.	04/04/2023	—	(h)
GBP	10	USD	12	UBS AG London	04/04/2023	—	(h)
USD	26	HKD	200	Deutsche Bank AG	04/04/2023	—	(h)
JPY	542,925	USD	4,077	Bank of New York Mellon	04/04/2023	12
JPY	542,925	USD	4,081	Morgan Stanley & Co.	04/04/2023	8
JPY	542,925	USD	4,078	Royal Bank of Canada	04/04/2023	11
JPY	542,925	USD	4,079	Standard Chartered Bank	04/04/2023	10
JPY	542,930	USD	4,085	Toronto-Dominion Bank (The)	04/04/2023	4
USD	4,570	NOK	47,175	Bank of America, NA	04/04/2023	64
NZD	20	USD	12	Morgan Stanley & Co.	04/04/2023	—	(h)
SEK	100	USD	10	UBS AG London	04/04/2023	—	(h)
SGD	30	USD	22	Morgan Stanley & Co.	04/04/2023	—	(h)
USD	7,870	AUD	11,301	HSBC Bank plc	04/19/2023	312
USD	12,043	CAD	16,134	Bank of America, NA	04/19/2023	103
USD	327	CAD	436	Barclays Bank plc	04/19/2023	4
CAD	488	USD	359	Morgan Stanley & Co.	04/19/2023	3

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2023 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,209	EUR	1,108	Barclays Bank plc	04/19/2023	6
USD	1,198	EUR	1,102	HSBC Bank plc	04/19/2023	2
EUR	1,207	USD	1,283	Morgan Stanley & Co.	04/19/2023	27
USD	530	GBP	428	HSBC Bank plc	04/19/2023	1
GBP	526	USD	638	Morgan Stanley & Co.	04/19/2023	12
USD	371	NOK	3,663	Morgan Stanley & Co.	04/19/2023	21
USD	721	NZD	1,136	Goldman Sachs International	04/19/2023	11
AUD	602	USD	400	Bank of America, NA	05/02/2023	3
CAD	3,605	USD	2,631	Morgan Stanley & Co.	05/02/2023	37
USD	1,267	DKK	8,663	Barclays Bank plc	05/02/2023	4
USD	42,955	EUR	39,501	Citibank, NA	05/02/2023	49
USD	94,868	EUR	87,240	Citibank, NA	05/02/2023	108
USD	935	EUR	860	Goldman Sachs International	05/02/2023	2
USD	56,163	EUR	51,632	Morgan Stanley & Co.	05/02/2023	80
USD	67,589	JPY	8,790,484	Barclays Bank plc	05/02/2023	1,080
JPY	34,500	USD	260	Morgan Stanley & Co.	05/02/2023	1
USD	9,915	PLN	42,683	UBS AG London	05/02/2023	44
USD	439	AUD	655	Bank of New York Mellon	05/03/2023	1
USD	439	AUD	655	Morgan Stanley & Co.	05/03/2023	1
USD	74	AUD	110	Morgan Stanley & Co.	05/03/2023	—	(h)
USD	439	AUD	655	Royal Bank of Canada	05/03/2023	1
USD	440	AUD	655	Standard Chartered Bank	05/03/2023	1
USD	443	AUD	660	Toronto-Dominion Bank (The)	05/03/2023	1
CHF	125	EUR	126	Bank of America, NA	05/03/2023	1
USD	9,006	CZK	194,904	UBS AG London	05/03/2023	13
USD	6,910	DKK	47,197	Bank of America, NA	05/03/2023	26
USD	1,269	DKK	8,675	Bank of America, NA	05/03/2023	4
SEK	850	EUR	75	Bank of America, NA	05/03/2023	—	(h)
USD	551,239	EUR	505,815	Bank of America, NA	05/03/2023	1,792
USD	3,776	EUR	3,465	Bank of America, NA	05/03/2023	12
USD	278,695	EUR	255,665	Bank of New York Mellon	05/03/2023	976
USD	1,395,943	EUR	1,279,421	Morgan Stanley & Co.	05/03/2023	6,156
USD	9,570	EUR	8,771	Morgan Stanley & Co.	05/03/2023	42
USD	1,296,876	EUR	1,190,155	UBS AG London	05/03/2023	4,056
USD	278,590	EUR	255,665	UBS AG London	05/03/2023	871
USD	8,886	EUR	8,155	UBS AG London	05/03/2023	28
USD	279,560	EUR	256,433	Westpac Banking Corp.	05/03/2023	1,007
USD	831	GBP	671	Bank of America, NA	05/03/2023	3
USD	57,180	GBP	46,140	Bank of New York Mellon	05/03/2023	227
USD	378,475	GBP	305,265	Citibank, NA	05/03/2023	1,672
USD	203,492	GBP	164,372	Goldman Sachs International	05/03/2023	600
USD	57,150	GBP	46,140	UBS AG London	05/03/2023	197
USD	57,383	GBP	46,284	Westpac Banking Corp.	05/03/2023	253
USD	26	HKD	200	UBS AG London	05/03/2023	—	(h)
USD	3,934	HUF	1,386,696	Goldman Sachs International	05/03/2023	14
USD	4,524	NOK	47,175	Goldman Sachs International	05/03/2023	12
USD	251	NZD	400	Deutsche Bank AG	05/03/2023	—	(h)
USD	4,364	RON	19,860	UBS AG London	05/03/2023	15
USD	3,712	SEK	38,398	Morgan Stanley & Co.	05/03/2023	6
USD	7,126	SEK	73,620	Morgan Stanley & Co.	05/03/2023	21

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2023 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	361	SGD	480	Goldman Sachs International	05/03/2023	—	(h)
USD	928,685	CNY	6,362,000	Brown Brothers Harriman & Co.	05/05/2023	469
USD	52,013	CNH	356,008	Morgan Stanley & Co.	05/23/2023	7
USD	59	KRW	75,820	Bank of America, NA	06/21/2023	—	(h)
KRW	1,260,908	USD	960	Citibank, NA	06/21/2023	13
USD	20	THB	690	Morgan Stanley & Co.	06/21/2023	—	(h)

Total unrealized appreciation						21,277

USD	1,072	DKK	7,518	Bank of America, NA	04/03/2023	(22)
USD	1,167	DKK	8,206	Bank of America, NA	04/03/2023	(28)
USD	400	AUD	602	Bank of America, NA	04/04/2023	(3)
AUD	655	USD	439	Bank of New York Mellon	04/04/2023	(1)
AUD	602	USD	412	Morgan Stanley & Co.	04/04/2023	(9)
AUD	170	USD	115	Morgan Stanley & Co.	04/04/2023	(1)
AUD	655	USD	439	Morgan Stanley & Co.	04/04/2023	(1)
AUD	655	USD	439	Royal Bank of Canada	04/04/2023	(1)
AUD	655	USD	439	Standard Chartered Bank	04/04/2023	(1)
AUD	660	USD	442	Toronto-Dominion Bank (The)	04/04/2023	(1)
USD	578	CAD	782	Citibank, NA	04/04/2023	(1)
USD	2,630	CAD	3,605	Morgan Stanley & Co.	04/04/2023	(37)
EUR	125	CHF	125	Bank of America, NA	04/04/2023	(1)
USD	4,044	CHF	3,780	Morgan Stanley & Co.	04/04/2023	(88)
USD	9,768	CHF	9,132	Morgan Stanley & Co.	04/04/2023	(213)
CHF	5	USD	5	Morgan Stanley & Co.	04/04/2023	(—	)(h)
CHF	30	USD	33	Morgan Stanley & Co.	04/04/2023	(—	)(h)
USD	2,837	CNY	19,500	Brown Brothers Harriman & Co.	04/04/2023	(—	)(h)
USD	10,790	CNY	75,000	Brown Brothers Harriman & Co.	04/04/2023	(125)
USD	48,790	CNY	338,000	Brown Brothers Harriman & Co.	04/04/2023	(397)
USD	860,719	CNY	5,962,800	Brown Brothers Harriman & Co.	04/04/2023	(6,995)
USD	592	CNY	4,100	Brown Brothers Harriman & Co.	04/04/2023	(5)
USD	3,928	CNY	27,000	Brown Brothers Harriman & Co.	04/04/2023	(1)
USD	474	CNY	3,300	Brown Brothers Harriman & Co.	04/04/2023	(6)
USD	1,046	CZK	23,245	Bank of America, NA	04/04/2023	(28)
USD	7,717	CZK	171,659	UBS AG London	04/04/2023	(215)
CZK	194,904	USD	9,020	UBS AG London	04/04/2023	(13)
USD	1,246	DKK	8,720	Bank of America, NA	04/04/2023	(23)
DKK	47,197	USD	6,896	Bank of America, NA	04/04/2023	(26)
DKK	8,675	USD	1,266	Bank of America, NA	04/04/2023	(4)
USD	6,118	DKK	42,812	Bank of America, NA	04/04/2023	(114)
USD	626	DKK	4,385	Bank of America, NA	04/04/2023	(12)
USD	10,854	EUR	10,215	Bank of America, NA	04/04/2023	(224)
EUR	505,815	USD	550,347	Bank of America, NA	04/04/2023	(1,791)
USD	2,617	EUR	2,450	Bank of America, NA	04/04/2023	(40)
USD	9,607	EUR	9,031	Bank of America, NA	04/04/2023	(187)
USD	244	EUR	230	Bank of America, NA	04/04/2023	(5)
EUR	3,465	USD	3,770	Bank of America, NA	04/04/2023	(12)
USD	5	EUR	5	Bank of America, NA	04/04/2023	(—	)(h)
USD	1,320,474	EUR	1,240,931	Bank of America, NA	04/04/2023	(25,315)
USD	1,141	EUR	1,061	Bank of America, NA	04/04/2023	(10)
EUR	75	SEK	850	Bank of America, NA	04/04/2023	(—	)(h)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2023 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
SEK	850	EUR	77	Bank of America, NA	04/04/2023	(2)
USD	267,739	EUR	251,470	Bank of New York Mellon	04/04/2023	(4,980)
EUR	255,665	USD	278,240	Bank of New York Mellon	04/04/2023	(972)
USD	678	EUR	642	Barclays Bank plc	04/04/2023	(18)
EUR	39,501	USD	42,886	Citibank, NA	04/04/2023	(48)
USD	40,602	EUR	38,374	Citibank, NA	04/04/2023	(1,015)
USD	106,260	EUR	100,000	Citibank, NA	04/04/2023	(2,190)
USD	89,088	EUR	84,200	Citibank, NA	04/04/2023	(2,227)
USD	5,905	EUR	5,535	Citibank, NA	04/04/2023	(97)
EUR	87,240	USD	94,716	Citibank, NA	04/04/2023	(105)
USD	1,731	EUR	1,612	Goldman Sachs International	04/04/2023	(18)
USD	2,119	EUR	2,000	Goldman Sachs International	04/04/2023	(50)
USD	32	EUR	30	Morgan Stanley & Co.	04/04/2023	(—	)(h)
USD	40,795	EUR	38,374	Morgan Stanley & Co.	04/04/2023	(822)
USD	89,512	EUR	84,200	Morgan Stanley & Co.	04/04/2023	(1,803)
USD	768,260	EUR	721,475	Morgan Stanley & Co.	04/04/2023	(14,180)
USD	2,059	EUR	1,940	Morgan Stanley & Co.	04/04/2023	(45)
USD	5,596	EUR	5,255	Morgan Stanley & Co.	04/04/2023	(103)
USD	881	EUR	830	Morgan Stanley & Co.	04/04/2023	(20)
EUR	51,632	USD	56,072	Morgan Stanley & Co.	04/04/2023	(77)
EUR	1,279,421	USD	1,393,673	Morgan Stanley & Co.	04/04/2023	(6,141)
EUR	8,771	USD	9,554	Morgan Stanley & Co.	04/04/2023	(42)
USD	54,590	EUR	51,632	Morgan Stanley & Co.	04/04/2023	(1,405)
EUR	1,190,155	USD	1,294,770	UBS AG London	04/04/2023	(4,047)
USD	267,941	EUR	251,470	UBS AG London	04/04/2023	(4,779)
USD	7,165	EUR	6,725	UBS AG London	04/04/2023	(128)
USD	983,970	EUR	923,485	UBS AG London	04/04/2023	(17,549)
EUR	255,665	USD	278,138	UBS AG London	04/04/2023	(869)
EUR	8,155	USD	8,872	UBS AG London	04/04/2023	(28)
EUR	256,433	USD	279,108	Westpac Banking Corp.	04/04/2023	(1,007)
USD	268,873	EUR	252,228	Westpac Banking Corp.	04/04/2023	(4,669)
GBP	671	USD	830	Bank of America, NA	04/04/2023	(2)
USD	3,567	GBP	3,000	Bank of America, NA	04/04/2023	(134)
USD	9,244	GBP	7,500	Bank of America, NA	04/04/2023	(8)
USD	1,472	GBP	1,215	Bank of America, NA	04/04/2023	(27)
GBP	46,140	USD	57,146	Bank of New York Mellon	04/04/2023	(228)
USD	55,495	GBP	45,735	Bank of New York Mellon	04/04/2023	(924)
USD	535,258	GBP	441,137	Citibank, NA	04/04/2023	(8,929)
GBP	305,265	USD	378,248	Citibank, NA	04/04/2023	(1,673)
USD	899	GBP	741	Citibank, NA	04/04/2023	(15)
USD	21,805	GBP	18,000	Citibank, NA	04/04/2023	(400)
GBP	164,372	USD	203,371	Goldman Sachs International	04/04/2023	(602)
USD	16,581	GBP	13,685	Morgan Stanley & Co.	04/04/2023	(302)
USD	27,490	GBP	22,690	Morgan Stanley & Co.	04/04/2023	(500)
GBP	46,140	USD	57,117	UBS AG London	04/04/2023	(198)
USD	55,468	GBP	45,735	UBS AG London	04/04/2023	(951)
GBP	46,284	USD	57,348	Westpac Banking Corp.	04/04/2023	(252)
USD	55,678	GBP	45,879	Westpac Banking Corp.	04/04/2023	(918)
HKD	200	USD	25	UBS AG London	04/04/2023	(—	)(h)
HUF	1,386,696	USD	3,972	Goldman Sachs International	04/04/2023	(14)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2023 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	3,458	HUF	1,247,696	Morgan Stanley & Co.	04/04/2023	(104)
USD	385	HUF	139,000	Morgan Stanley & Co.	04/04/2023	(12)
USD	116	JPY	15,700	Bank of America, NA	04/04/2023	(2)
JPY	8,790,484	USD	67,318	Barclays Bank plc	04/04/2023	(1,112)
USD	63,654	JPY	8,543,751	Barclays Bank plc	04/04/2023	(694)
USD	1,820	JPY	246,733	Barclays Bank plc	04/04/2023	(38)
USD	19,327	JPY	2,620,450	Deutsche Bank AG	04/04/2023	(409)
USD	644	JPY	87,290	Morgan Stanley & Co.	04/04/2023	(14)
USD	6	JPY	780	Standard Chartered Bank	04/04/2023	(—	)(h)
JPY	9,590	USD	73	Standard Chartered Bank	04/04/2023	(1)
NOK	47,175	USD	4,517	Goldman Sachs International	04/04/2023	(12)
USD	260	NZD	420	Deutsche Bank AG	04/04/2023	(2)
NZD	400	USD	251	Deutsche Bank AG	04/04/2023	(—	)(h)
USD	626	PLN	2,785	Bank of America, NA	04/04/2023	(19)
PLN	42,683	USD	9,932	UBS AG London	04/04/2023	(44)
USD	8,953	PLN	39,898	UBS AG London	04/04/2023	(290)
USD	4,278	RON	19,860	UBS AG London	04/04/2023	(75)
RON	19,860	USD	4,368	UBS AG London	04/04/2023	(15)
USD	6,442	SEK	67,115	Bank of America, NA	04/04/2023	(24)
USD	625	SEK	6,505	Bank of America, NA	04/04/2023	(2)
USD	3,793	SEK	39,488	Morgan Stanley & Co.	04/04/2023	(11)
SEK	38,398	USD	3,706	Morgan Stanley & Co.	04/04/2023	(6)
SEK	990	USD	96	Morgan Stanley & Co.	04/04/2023	(—	)(h)
SEK	73,620	USD	7,114	Morgan Stanley & Co.	04/04/2023	(21)
USD	379	SGD	510	Deutsche Bank AG	04/04/2023	(4)
SGD	480	USD	361	Goldman Sachs International	04/04/2023	(—	)(h)
USD	280	CAD	378	HSBC Bank plc	04/19/2023	(1)
USD	2,691	CHF	2,476	Morgan Stanley & Co.	04/19/2023	(20)
USD	987	CZK	22,045	HSBC Bank plc	04/19/2023	(31)
USD	678	DKK	4,651	Bank of America, NA	04/19/2023	(—	)(h)
USD	625	GBP	507	Barclays Bank plc	04/19/2023	(1)
USD	428	HUF	163,362	Citibank, NA	04/19/2023	(36)
USD	1,679	JPY	222,934	HSBC Bank plc	04/19/2023	(4)
USD	752	PLN	3,307	Morgan Stanley & Co.	04/19/2023	(14)
USD	570	RON	2,629	Goldman Sachs International	04/19/2023	(6)
USD	1,107	SEK	11,538	Barclays Bank plc	04/19/2023	(5)
USD	388	AUD	584	Bank of America, NA	05/02/2023	(2)
USD	381	CAD	516	Goldman Sachs International	05/02/2023	(1)
USD	570	CAD	782	Morgan Stanley & Co.	05/02/2023	(8)
USD	1,022	DKK	7,020	BNP Paribas	05/02/2023	(2)
USD	94,533	EUR	87,074	Morgan Stanley & Co.	05/02/2023	(47)
USD	42,885	EUR	39,501	Morgan Stanley & Co.	05/02/2023	(21)
USD	16,801	GBP	13,685	Bank of America, NA	05/02/2023	(91)
USD	25,535	GBP	20,801	HSBC Bank plc	05/02/2023	(140)
USD	4,093	JPY	542,925	Bank of New York Mellon	05/02/2023	(15)
USD	94	JPY	12,480	Morgan Stanley & Co.	05/02/2023	(—	)(h)
USD	4,097	JPY	542,925	Morgan Stanley & Co.	05/02/2023	(11)
USD	4,095	JPY	542,925	Royal Bank of Canada	05/02/2023	(13)
USD	4,095	JPY	542,925	Standard Chartered Bank	05/02/2023	(13)
USD	4,102	JPY	542,930	Toronto-Dominion Bank (The)	05/02/2023	(6)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2023 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CHF	110	USD	121	Bank of America, NA	05/03/2023	(—	)(h)
CHF	60	USD	66	Bank of America, NA	05/03/2023	(—	)(h)
USD	3,942	CHF	3,605	Morgan Stanley & Co.	05/03/2023	(11)
USD	9,983	CHF	9,132	Morgan Stanley & Co.	05/03/2023	(28)
DKK	280	USD	41	Bank of America, NA	05/03/2023	(—	)(h)
EUR	4,400	USD	4,788	Bank of America, NA	05/03/2023	(9)
EUR	450	USD	491	Bank of America, NA	05/03/2023	(2)
EUR	105	USD	114	Bank of America, NA	05/03/2023	(—	)(h)
EUR	44,800	USD	48,752	Bank of America, NA	05/03/2023	(88)
EUR	643	USD	700	UBS AG London	05/03/2023	(2)
GBP	6,100	USD	7,547	Bank of America, NA	05/03/2023	(17)
GBP	15	USD	19	Bank of America, NA	05/03/2023	(—	)(h)
SEK	1,175	USD	114	Bank of America, NA	05/03/2023	(—	)(h)
SEK	960	USD	93	Morgan Stanley & Co.	05/03/2023	(—	)(h)
USD	5,252	CNY	36,000	Brown Brothers Harriman & Co.	05/05/2023	(1)
USD	434	CNH	3,002	Morgan Stanley & Co.	05/23/2023	(4)
USD	902	IDR	13,976,912	Goldman Sachs International	06/21/2023	(28)
USD	1,794	IDR	27,858,741	HSBC Bank plc	06/21/2023	(60)
USD	802	ILS	2,907	HSBC Bank plc	06/21/2023	(9)
USD	2,041	KRW	2,667,880	Morgan Stanley & Co.	06/21/2023	(18)
USD	205	MXN	3,755	HSBC Bank plc	06/21/2023	(—	)(h)
USD	1,521	MXN	27,927	HSBC Bank plc	06/21/2023	(5)
USD	678	MYR	3,043	Goldman Sachs International	06/21/2023	(15)
USD	1,361	MYR	6,136	Morgan Stanley & Co.	06/21/2023	(37)
USD	165	PEN	627	Bank of America, NA	06/21/2023	(1)
USD	152	PEN	578	Barclays Bank plc	06/21/2023	(1)
USD	1,078	SGD	1,454	HSBC Bank plc	06/21/2023	(17)
THB	3,836	USD	114	Bank of America, NA	06/21/2023	(1)
THB	1,273	USD	38	Bank of America, NA	06/21/2023	(—	)(h)
USD	701	THB	24,268	Goldman Sachs International	06/21/2023	(14)
USD	1,381	THB	48,057	Morgan Stanley & Co.	06/21/2023	(35)
USD	394	CLP	319,372	Citibank, NA	06/22/2023	(4)

Total unrealized depreciation						(125,275)

Net unrealized appreciation (depreciation)						(103,998)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Interest Rate Swaps contracts outstanding as of March 31, 2023:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR 5,000	(—	)(h)	(103)	(103)

Total						(—	)(h)	(103)	(103)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2023:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2023	JPY	360,000	3		(3)	(—	)(h)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2024	JPY	600,000	(11)		3	(8)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.14% annually	Pay	12/06/2024	JPY	193,790	—	(h)	1	1
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	(2)	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2029	JPY	300,000	70		(5)	65
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(16)	(16)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(78)		(15)	(93)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269		(334)	(65)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144		(191)	(47)
Canadian Overnight Repo Rate Average	4.45% semi-annually	Pay	12/03/2024	CAD	13,145	45		50	95
Canadian Overnight Repo Rate Average	3.65% semi-annually	Pay	12/03/2027	CAD	8,000	132		16	148

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2023 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2029	CAD	2,325	51		5	56
Canadian Overnight Repo Rate Average	3.45% semi-annually	Pay	12/03/2032	CAD	1,775	45		7	52
Canadian Overnight Repo Rate Average	3.55% semi-annually	Pay	12/03/2042	CAD	1,895	57		22	79
Canadian Overnight Repo Rate Average	3.30% semi-annually	Pay	12/03/2052	CAD	1,510	36		22	58
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	—	(h)	4	4
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	—	(h)	(113)	(113)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)		(317)	(499)
ICE LIBOR USD 3 Month	1.50% semi-annually	Pay	12/15/2028	USD	27,300	151		(3,026)	(2,875)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	08/04/2024	KRW	1,448,000	—	(h)	(6)	(6)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	—	(h)	(102)	(102)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)		(12)	(20)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	—	(h)	(235)	(235)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)		(484)	(567)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)		(10)	(23)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	(155)	(155)
SONIA Interest Rate Benchmark	1.15% annually	Receive	05/08/2033	GBP	2,500	666		(81)	585
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	260	107		(12)	95
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	300		(1,068)	(768)
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	150	2		(26)	(24)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	—	(h)	(1)	(1)
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	—	(h)	(84)	(84)
United States FEDEF	0.20% maturity	Receive	04/29/2023	USD	22,600	1		656	657
United States SOFR	1.75% annually	Pay	06/15/2025	USD	53,500	(1,423)		(1,764)	(3,187)
United States SOFR	3.75% annually	Receive	06/21/2025	USD	37,200	495		(409)	86
United States SOFR	2.00% annually	Receive	12/21/2027	USD	13,700	1,018		(89)	929
United States SOFR	3.25% annually	Receive	06/21/2028	USD	7,800	274		(262)	12
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	—	(h)	694	694

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2023 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	2.00% annually	Receive	12/21/2029	USD	19,600	1,964	(345)	1,619
United States SOFR	3.00% annually	Receive	06/21/2030	USD	22,600	320	(68)	252
United States SOFR	1.75% annually	Receive	06/15/2032	USD	3,700	483	(33)	450
United States SOFR	2.00% annually	Receive	12/21/2032	USD	66,500	9,078	(1,978)	7,100
United States SOFR	3.00% annually	Receive	06/21/2033	USD	17,000	710	(487)	223

Total						14,623	(10,253)	4,370

(a)	Value of floating rate index as of March 31, 2023 was as follows:

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.62%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.03)%
BBSW ASX Australian 6 Month	3.79%
Canadian Overnight Repo Rate Average	4.50%
CFETS China Fixing Repo Rates 7 Day	2.70%
Colombia IBR Overnight Nominal Interbank Reference Rate	12.02. %
ESTR Volume Weighted Trimmed Mean Rate	2.88%
ICE LIBOR USD 3 Month	5.19%
KRW Certificate of Deposit 3 Month	3.59%
SONIA Interest Rate Benchmark	4.18%
Swiss Average Rate ON Intraday Value	1.42%
Thailand Overnight Repo Rate ON	1.74%
United States FEDEF	4.83%
United States SOFR	4.87%

Written Call Option contracts on securities as of March 31, 2023:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE ($)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2053	BofA Securities, Inc.	(11,700)	USD	(16,694)	USD	94.17	04/06/2023	(178)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2053	BofA Securities, Inc.	(8,000)	USD	(10,759)	USD	94.27	04/06/2023	(114)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 04/13/2053	BofA Securities, Inc.	(6,700)	USD	(149)	USD	99.47	04/06/2023	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 04/13/2053	BofA Securities, Inc.	(13,600)	USD	(104)	USD	99.89	04/06/2023	(1)

								(294)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Put Option contracts on securities as of March 31, 2023:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2053	Citigroup Global Markets, Inc.	(4,000)	USD	(155)	USD 94.44	04/06/2023	(2)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2053	BofA Securities, Inc.	(6,400)	USD	(320)	USD 94.56	04/06/2023	(3)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2053	Citigroup Global Markets, Inc.	(3,600)	USD	(268)	USD 94.77	04/06/2023	(3)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2053	BofA Securities, Inc.	(5,000)	USD	(544)	USD 94.97	04/06/2023	(6)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2053	Citigroup Global Markets, Inc.	(3,600)	USD	(489)	USD 95.09	04/06/2023	(5)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2053	BofA Securities, Inc.	(2,300)	USD	(697)	USD 95.59	04/06/2023	(7)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2053	Citigroup Global Markets, Inc.	(24,300)	USD	(7,701)	USD 95.63	04/06/2023	(81)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2053	BofA Securities, Inc.	(8,000)	USD	(8,531)	USD 96.72	04/06/2023	(88)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 06/13/2053	Citigroup Global Markets, Inc.	(5,000)	USD	(2,950)	USD 94.80	06/06/2023	(31)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 04/13/2053	BofA Securities, Inc.	(6,700)	USD	(1,172)	USD 97.47	04/06/2023	(12)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 04/13/2053	BofA Securities, Inc.	(13,600)	USD	(4,406)	USD 97.89	04/06/2023	(45)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 04/13/2053	Citigroup Global Markets, Inc.	(12,300)	USD	(7,116)	USD 98.36	04/06/2023	(72)

							(355)

Total Written Options Contracts (Premiums Received $820)							(649)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Reverse Repurchase Agreements

COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS	COLLATERAL PLEDGED/ (RECEIVED)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY
Citigroup Global Markets, Inc.	4.89%	3/13/2023	4/13/2023	(68,760)	(68,938)	68,938	—
Wells Fargo Bank NA	4.78	3/13/2023	4/13/2023	(8,460)	(8,482)	8,482	—

					(77,420)

Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(77,420)	—	—	(77,420)

Payable for Reverse Repurchase Agreements					(77,420)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2023.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
BofA	—	Bank of America
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
FEDEF	—	Federal Fund Effective Rate (Continuous Series)
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBR	—	Indicador Bancario de Referencia
ESTR	—	Euro short-term rate
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2023. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIP	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2023.
TBA	—	To Be Announced
TONAR	—	Tokyo Overnight Average Rate
VA	—	Veterans Administration
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(bb)	—	Security has been valued using significant unobservable inputs.
(ee)	—	Approximately $602 of these investments are restricted as collateral for swaps to Citigroup Clearing.
(ff)	—	Approximately $670 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(gg)	—	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(hh)	—	Approximately $1,343 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	—	Approximately $2,588 of these investments are restricted as collateral for forwards to various brokers.
(jj)	—	Approximately $9,245 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
COP	—	Colombian Peso
CNY	—	Chinese Yuan
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Healthcare - Services — 0.0% (g)
Tower Health, Series 2020, 4.45%, 02/01/2050 (Cost $865)	1,000	435

Municipal Bonds — 96.7% (t)
Alabama — 3.2%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,002
Alabama Federal Aid Highway Finance Authority, Series A, Rev., 5.00%, 09/01/2035 (p)	2,000	2,177
Alabama Federal Aid Highway Finance Authority, Garvee,
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,293
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,114
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,177
Alabama Housing Finance Authority, South Oak Residence Project, Rev., 1.25%, 12/01/2025 (z)	4,270	4,109
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2037	6,400	7,208
Series A, Rev., 5.00%, 11/01/2039	10,000	11,191
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,110
Black Belt Energy Gas District,
Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2051 (z)	14,030	13,823
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	1,968
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 4.62%, 04/01/2053 (aa)	9,250	8,923
Series C1, Rev., 5.25%, 02/01/2053 (z)	12,245	12,898
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,930	1,930
Black Belt Energy Gas District, Gas Project, Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,214
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	12,120	11,966
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	3,410	3,305
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	7,810	7,767
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	4,963
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	6,505	6,422
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,381
County of Jefferson, Sewer Revenue, Senior Lien, Warrants, Series A, Rev., AGM, 5.50%, 10/01/2053	500	513
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	220	234
Health Care Authority for Baptist Health, Series B, Rev., VRDO, 5.02%, 04/07/2023 (z)	2,035	2,035
Health Care Authority for Baptist Health, Affiliate Of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,983
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,681
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,066
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,616
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,222
Lower Alabama Gas District (The), Gas Project Revenue Bonds, Rev., 4.00%, 12/01/2050 (z)	3,250	3,222
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	932
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	100
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,497

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	6,000	5,831
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,945
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,822
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,825
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	1,999
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2022-XF3073, Rev., VRDO, LIQ: Morgan Stanley Bank NA, 4.27%, 04/07/2023 (e) (z)	5,000	5,000
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,730
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, Rev., 4.50%, 05/01/2032 (e)	855	747
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,815
University of South Alabama, Rev., AGM, 4.00%, 11/01/2035	2,000	2,016

		196,772

Alaska — 0.2%
Alaska Housing Finance Corp.,
Series A, Rev., 5.00%, 12/01/2032 (p)	125	127
Series A, Rev., 5.00%, 12/01/2033 (p)	60	61
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,760	1,736
Alaska Housing Finance Corp., Social Bonds State Capital,
Rev., 5.00%, 06/01/2032	920	1,063
Rev., 5.00%, 12/01/2032	945	1,089
City of Anchorage Electric Revenue, Senior Lien, Series A, Rev., 5.00%, 12/01/2041 (p)	1,000	1,039
Northern Tobacco Securitization Corp., Senior, Series B2, Rev., Zero Coupon, 06/01/2066	9,475	1,188
State of Alaska International Airports System,
Series C, Rev., AMT, 5.00%, 10/01/2025	1,000	1,039
Series C, Rev., AMT, 5.00%, 10/01/2027	2,000	2,146
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,581

		15,069

Arizona — 1.6%
Arizona Board of Regents, Series A, Rev., 5.00%, 07/01/2043	2,480	2,721
Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.00%, 01/01/2044 (p)	1,055	1,074
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	2,800
Arizona Industrial Development Authority,
Series 2019-2, Rev., 3.63%, 05/20/2033	1,174	1,097
Series A, Rev., 4.00%, 09/01/2035	225	232
Series A, Rev., 4.00%, 09/01/2036	250	255
Arizona Industrial Development Authority, Greathearts Arizona Project,
Series A, Rev., 5.00%, 07/01/2024	125	128
Series A, Rev., 5.00%, 07/01/2026	125	131
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,640
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,363
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	525	448
Rev., 4.00%, 12/15/2041 (e)	500	399
Rev., 4.00%, 12/15/2051 (e)	700	509

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,202
Series C, Rev., 5.00%, 07/01/2042	2,000	2,093
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	108
Series B, Rev., 5.00%, 07/01/2042	2,000	2,117
Arizona Transportation Board, Rev., 5.00%, 07/01/2023	25	25
Chandler Industrial Development Authority, Intel Corp. Project, Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,143
Chandler Industrial Development Authority, Intel Corp. Project,
Rev., 2.40%, 12/01/2035 (z)	775	771
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,997
City of Bullhead Excise Taxes Revenue, Second Series, Rev., 0.60%, 07/01/2024	250	241
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,122
City of Phoenix Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,126
Series A, Rev., 5.00%, 07/01/2031	2,000	2,237
Series A, Rev., 5.00%, 07/01/2032	1,000	1,114
Series A, Rev., 5.00%, 07/01/2034	1,600	1,898
City of Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.00%, 07/01/2029	1,515	1,753
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2034	2,185	2,409
Series B, Rev., 5.00%, 07/01/2024	130	134
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,064
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,602
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,186
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	565
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,111
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	982
Industrial Development Authority of the City of Phoenix, Republic Services, Rev., AMT, 3.50%, 12/01/2035 (z)	1,000	1,000
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2023 (e)	1,290	1,288
Rev., 4.00%, 06/15/2025 (e)	2,555	2,510
Rev., 4.00%, 06/15/2027 (e)	2,680	2,604
Rev., 4.00%, 06/15/2030 (e)	1,510	1,436
Industrial Development Authority of the County of Pima (The), Tucson Medical Center, Rev., 4.00%, 04/01/2035	825	834
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	2,890
Kyrene Elementary School District No. 28, School Improvement Project 2010,
Series B, GO, 4.50%, 07/01/2024	315	317
Series B, GO, 4.50%, 07/01/2025	255	256
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	1,000	792
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	22,169
Northern Arizona University, Speed Stimulus Plan Economic Education, Rev., 5.00%, 08/01/2032 (p)	3,145	3,170
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.00%, 12/01/2045	7,300	7,606

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Salt River Project Agricultural Improvement & Power District, Salt River Project, Series A, Rev., 5.00%, 01/01/2026	3,000	3,209
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	448
Salt Verde Financial Corp., Senior, Rev., 5.50%, 12/01/2029	1,475	1,599
Tempe Industrial Development Authority, Friendship Village of Tempe, Rev., 1.13%, 12/01/2026	3,350	2,905

		100,830

Arkansas — 0.1%
Arkansas Development Finance Authority Public Safety Charges Revenue, Division of Emergency Management Project, Rev., 5.00%, 06/01/2024	1,000	1,026
Arkansas Development Finance Authority, Big River Steel Project, Rev., AMT, 4.50%, 09/01/2049 (e) (f)	630	563
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052 (e)	3,000	2,987

		4,576

California — 9.6%
Alameda County, Oakland Unified School District,
GO, 5.00%, 08/01/2027	65	70
Series A, GO, 5.00%, 08/01/2040 (p)	300	318
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	4,000
Anaheim Housing & Public Improvements Authority,
Series A, Rev., 5.00%, 10/01/2035	250	265
Series A, Rev., 5.00%, 10/01/2050	1,780	1,838
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,410
Bay Area Toll Authority, San Francisco Bay Area,
Rev., 2.00%, 04/01/2053 (z)	2,200	2,171
Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 4.42%, 04/01/2056 (aa)	2,675	2,650
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 4.38%, 04/01/2056 (aa)	5,000	4,843
Bay Area Toll Authority, Subordinated, Series S4, Rev., 5.00%, 04/01/2031 (p)	4,000	4,000
Bay Area Water Supply & Conservation Agency, Series A, Rev., 5.00%, 10/01/2034	100	100
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,329
California Community Choice Financing Authority, Series B1, Rev., 4.00%, 02/01/2052 (z)	5,680	5,605
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,852
California Community Choice Financing Authority, Green Bond, Clean Energy, Rev., 5.00%, 12/01/2053 (z)	6,160	6,437
California Community Choice Financing Authority, Green Bonds Clean Energy Project,
Rev., 5.00%, 07/01/2053 (z)	11,050	11,616
Rev., 5.25%, 01/01/2054 (z)	14,375	14,713
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	11
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation,
Rev., 5.00%, 06/01/2032	340	375
Rev., 5.00%, 06/01/2033	170	187
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	282
Rev., 5.00%, 06/01/2032	250	276

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Rev., 5.00%, 06/01/2033	300	330
Rev., 5.00%, 06/01/2049	325	327
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	188
California Educational Facilities Authority, University Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	219
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	1,002
California Health Facilities Financing Authority, Adventist Health System, Rev., 3.00%, 03/01/2041 (z)	1,815	1,816
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	4,080
California Health Facilities Financing Authority, Children’s Hospital, Rev., 4.00%, 11/01/2035	1,460	1,527
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,079
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2038	3,500	3,498
Series A, Rev., 5.00%, 04/01/2033	3,000	3,331
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,290
California Health Facilities Financing Authority, Stanford Health Care, Series A, Rev., 5.00%, 11/15/2030	2,000	2,226
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2043 (p)	465	493
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,102
California Housing Finance Agency, Series 2021-1, Rev., 3.50%, 11/20/2035	971	924
California Housing Finance Agency, Social Certificates, Series A, Rev., 3.25%, 08/20/2036	6,741	6,181
California Infrastructure & Economic Development Bank, Brightline West Passenger, Rev., AMT, 3.65%, 01/01/2050 (e) (z)	13,935	13,938
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	1,013
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.67%, 12/01/2050 (aa)	1,370	1,325
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,332
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	984
Rev., 4.00%, 09/15/2035	960	1,007
Rev., 4.00%, 09/15/2036	1,000	1,030
California Municipal Finance Authority, Republic Services, Inc. Project, Series B, Rev., AMT, 3.60%, 07/01/2051 (z)	6,000	5,999
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e) (f)	2,000	2,018
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	765
California Municipal Finance Authority, Subordinate Caritas Project, Series B, Rev., 4.00%, 08/15/2041	300	282
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (f)	2,995	2,584
California Municipal Finance Authority, Walnut Apartments, Rev., HUD, 0.45%, 12/01/2024 (z)	1,125	1,098
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.70%, 12/01/2044 (z)	1,670	1,636
Rev., AMT, 3.95%, 10/01/2045 (z)	900	901
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,518

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Pollution Control Financing Authority, Plant Bonds, Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,500
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,308
California Pollution Control Financing Authority, Republic Services, Rev., AMT, 3.50%, 08/01/2023 (e) (z)	2,000	2,000
California Public Finance Authority, Enso Village Project, Rev., 2.13%, 11/15/2027 (e)	1,000	949
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e) (f)	325	312
California Public Finance Authority, Henry Mayo Newhall Hospital,
Rev., 5.00%, 10/15/2032	1,000	1,050
Series A, Rev., 4.00%, 10/15/2023	130	131
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,199
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	7,749
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030	2,500	2,942
California State Public Works Board, Green Bond Natural Resources, Rev., 5.00%, 11/01/2033	1,035	1,244
California State Public Works Board, Various Capital Projects,
Rev., 4.00%, 11/01/2030	1,245	1,305
Rev., 4.00%, 11/01/2031	1,000	1,046
Rev., 5.00%, 11/01/2026	565	619
Series D, Rev., 4.00%, 11/01/2037	1,000	1,037
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,891
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,026
California State University, Unrefunded Systemwide, Rev., 5.00%, 11/01/2039 (p)	4,700	4,884
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	570	525
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., AGM, 5.13%, 08/15/2047	500	537
California Statewide Communities Development Authority, Health Facility, Dignity Health, Rev., AGM, 0.01%, 07/01/2041 (z)	2,000	2,000
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,076
Rev., 5.50%, 12/01/2054	1,100	1,101
Series A, Rev., 5.00%, 12/01/2026 (e) (f)	300	314
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	1,983
Series A, Rev., 5.25%, 12/01/2056 (e)	3,000	2,916
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	469
California Statewide Communities Development Authority, South California Edison Co., Rev., 2.63%, 11/01/2033 (z)	275	273
California Statewide Communities Development Authority, Villa Del Sol Apartments, Rev., 0.39%, 10/01/2023 (z)	50	50
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	85
City & County of San Francisco,
Series R2, GO, 5.00%, 06/15/2023	85	86
Series R2, GO, 5.00%, 06/15/2024	1,000	1,030
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities And Services, Special Tax, 4.00%, 09/01/2036 (e)	155	150

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City & County of San Francisco, 49 South Van Ness Project, Green Bond, Series A, COP, 4.00%, 04/01/2035	810	840
City & County of San Francisco, Special Tax District No. 2020-1, Mission Rock Facilities and Services, Special Tax, 4.00%, 09/01/2031 (e)	300	302
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	197
City of Long Beach Airport System Revenue,
Series C, Rev., AGM, AMT, 5.00%, 06/01/2042	1,000	1,069
Series C, Rev., AGM, AMT, 5.25%, 06/01/2047	1,000	1,074
City of Los Angeles Department of Airports, Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2026	1,500	1,589
Series B, Rev., AMT, 5.00%, 05/15/2027	1,000	1,076
Series B, Rev., AMT, 5.00%, 05/15/2046	21,965	22,370
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,095
City of Los Angeles Department of Airports, Private Activity, Series A, Rev., AMT, 5.00%, 05/15/2045	5,000	5,293
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,432
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,468
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project,
Rev., AMT, 5.00%, 05/15/2029	4,000	4,421
Rev., AMT, 5.25%, 05/15/2047	4,000	4,320
City of Los Angeles Department of Airports, Subordinate,
Series C, Rev., 5.00%, 05/15/2038	2,000	2,081
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,803
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,947
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2027	1,235	1,329
Rev., AMT, 5.00%, 05/15/2029	1,000	1,103
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,249
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,409
City of Los Angeles Department of Airports, Subordinated,
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,420
Series E, Rev., 5.00%, 05/15/2039	1,510	1,654
Series E, Rev., 5.00%, 05/15/2044	1,000	1,078
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2038	1,735	1,851
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	543
City of Los Angeles, Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2023	150	150
City of Los Angeles, Department of Airports, Senior, Series B, Rev., 5.00%, 05/15/2034	1,600	1,881
City of Roseville, Special Tax,
5.00%, 09/01/2035	1,160	1,245
4.00%, 09/01/2040	1,000	934
City of San Francisco CA Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,493
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	2,078

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,185
Series A, Rev., 5.00%, 05/01/2039	1,110	1,241
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	497
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	2,000	1,927
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, AGM, 5.00%, 08/01/2042	750	829
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	813
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	115
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	557
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	3,295	2,615
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	192
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e) (f)	410	314
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,493
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	895	883
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,323
Eastern Municipal Water District, Series A, Rev., 3.00%, 07/01/2024	30	30
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,198
FHLMC Multifamily ML Certificates, Series 2021-ML10, Class A, Rev., 2.03%, 01/25/2038 (e)	339	261
Fontana Public Facilities Financing Authority, Series A, Special Tax, 4.00%, 09/01/2023	145	145
Fresno Unified School District,
Series D, GO, 2.00%, 08/01/2023	20	20
Series D, GO, 2.00%, 08/01/2024	100	99
Gilroy School Facilities Financing Authority, General Obligations, Series A, Rev., 5.00%, 08/01/2046 (p)	5,000	5,040
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	8,000	809
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,585
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	2,235	2,339
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,144
Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.00%, 06/01/2023	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond Measure R, Rev., 5.00%, 06/01/2027	1,000	1,115
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	1,255	1,401
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,729
Los Angeles County Metropolitan Transportation Authority, Measure R Junior, Green Bond, Subordinated, Series A, Rev., 5.00%, 06/01/2033	2,000	2,360
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,041

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	1,500	1,778
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,606
Series B, Rev., 4.00%, 07/01/2029	1,000	1,100
Series B, Rev., 5.00%, 07/01/2037	740	820
Los Angeles Department of Water & Power,
Series A, Rev., 5.00%, 07/01/2029 (w)	3,000	3,508
Series B, Rev., 5.00%, 07/01/2039	500	578
Series C, Rev., 5.00%, 07/01/2038	275	317
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,125
Los Angeles Department of Water & Power, Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	10,321
Series B, Rev., 5.00%, 07/01/2038	1,000	1,072
Los Angeles Unified School District,
Series A, GO, 3.00%, 01/01/2034	2,000	1,991
Series C, GO, 4.00%, 07/01/2036	1,000	1,053
Series C, GO, 5.00%, 07/01/2026	2,285	2,484
Series C, GO, 5.00%, 07/01/2028	1,000	1,141
Series RYQ, GO, 5.00%, 07/01/2035	1,280	1,485
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	113
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	598
Metropolitan Water District of Southern California, Rev., 5.00%, 01/01/2038	3,015	3,343
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	2,822
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	7,763
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,653
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,582
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,124
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,244
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,214
Northern California Energy Authority, Series A, Rev., 4.00%, 07/01/2049 (z)	2,000	2,003
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,670
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	7,723
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, AGM, 4.00%, 08/01/2034	1,000	1,054
Ontario International Airport Authority, Series A, Rev., AGM, 5.00%, 05/15/2046	1,500	1,653
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	329
Orange County Transportation Authority, 405 Improvement Project, Rev., BAN, 5.00%, 10/15/2024 (p)	3,230	3,358
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,234
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	4,078
Palomar Health, Capital Appreciation, Electric of 2004,
Series A, GO, AGC, Zero Coupon, 08/01/2028	500	423
Series A, GO, AGC, Zero Coupon, 08/01/2031	330	250
Peralta Community College District, GO, 5.25%, 08/01/2037	2,000	2,380

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	2,678
Series H, Rev., AMT, 5.00%, 05/01/2028	4,275	4,647
Series H, Rev., AMT, 5.00%, 05/01/2029	980	1,080
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, AGM, 5.25%, 09/01/2052	1,085	1,216
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	632
Sacramento City Unified School District, Election of 2020 Measure,
GO, BAM, 5.00%, 08/01/2024	860	887
GO, BAM, 5.00%, 08/01/2038	500	562
Sacramento County Sanitation Districts Financing Authority, Series A, Rev., 5.00%, 12/01/2044	4,250	4,326
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,044
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,059
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	3,085
San Diego County Regional Airport Authority, Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2036	1,090	1,102
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	1,000	1,174
Series B, Rev., AMT, 5.00%, 07/01/2031	775	826
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,669
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	871
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,154
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	2,062
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,095
San Francisco City & County Airport Commission-San Francisco International Airport,
Series H, Rev., AMT, 5.00%, 05/01/2025	1,500	1,553
Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,261
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded,
Rev., AMT, 5.00%, 05/01/2027	775	830
Series A, Rev., AMT, 5.00%, 05/01/2044	1,495	1,500
San Francisco City & County Airport Comm-San Francisco International Airport,
Series A, Rev., AMT, 5.00%, 05/01/2025	2,000	2,071
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,234
Series A, Rev., 5.00%, 05/01/2031	205	222
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,248
Series C, Rev., 5.00%, 05/01/2046	1,920	1,987
San Francisco Unified School District, Series B, GO, 4.00%, 06/15/2035	300	318
San Joaquin Hills Transportation Corridor Agency, Junior Lien,
Series B, Rev., 5.25%, 01/15/2044	8,020	8,118
Series B, Rev., 5.25%, 01/15/2049	3,000	3,032
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,154
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,473
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	2,834

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Santaluz Community Facilities District No. 2,
Special Tax, 3.00%, 09/01/2023	250	250
Special Tax, 3.00%, 09/01/2024	95	96
Sierra View Local Health Care District, Tulare Co., Rev., 4.00%, 07/01/2024	475	479
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,112
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2024	40	41
Rev., 5.00%, 07/01/2025	250	265
State of California,
GO, 4.00%, 03/01/2036	4,000	4,223
GO, 4.00%, 11/01/2041	1,000	1,006
GO, 5.00%, 09/01/2024	5,000	5,174
GO, 5.00%, 10/01/2026	2,000	2,188
GO, 5.00%, 04/01/2027	145	160
GO, 5.00%, 04/01/2029	80	93
GO, 5.00%, 09/01/2029	1,000	1,169
GO, 5.00%, 11/01/2029	13,215	15,497
GO, 5.00%, 12/01/2029	700	822
GO, 5.00%, 12/01/2030	55	65
GO, 5.00%, 10/01/2047	1,500	1,566
Series CU, GO, 5.50%, 12/01/2052	250	271
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,371
State of California, Taxable Group B, GO, 5.50%, 10/01/2025	9,000	9,258
State of California, Various Purpose,
GO, 4.00%, 09/01/2031	1,000	1,047
GO, 4.00%, 11/01/2033	3,550	3,734
GO, 4.00%, 10/01/2035	2,825	3,017
GO, 4.00%, 10/01/2036	8,850	9,366
GO, 5.00%, 10/01/2029	1,000	1,171
GO, 5.00%, 04/01/2031	1,000	1,200
GO, 5.00%, 03/01/2034	2,180	2,533
GO, 5.00%, 03/01/2035	505	581
GO, 5.00%, 04/01/2035	1,000	1,134
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,699
University of California,
Series AK, Rev., 5.00%, 05/15/2048 (z)	1,000	1,003
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,114
Series BM, Rev., 5.00%, 05/15/2029	5,000	5,822
Series BN, Rev., 5.00%, 05/15/2037	1,000	1,192
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,935
Series S, Rev., 5.00%, 05/15/2031	1,500	1,815
University of California, Limited Project,
Series K, Rev., 4.00%, 05/15/2046	300	300
Series K, Rev., 5.00%, 05/15/2035	1,980	2,126
Series M, Rev., 4.00%, 05/15/2047	1,300	1,295
Series M, Rev., 5.00%, 05/15/2034	1,500	1,651
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	423

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,503
Series A, Rev., 4.00%, 08/01/2050	2,000	1,990
Val Verde Unified School District, Election 2012, Series A, GO, BAM, 5.00%, 08/01/2042 (p)	500	504
Victor Valley Union High School District, Series B, GO, AGM, 4.00%, 08/01/2036	1,270	1,293
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	889
William S Hart Union High School District, Capital Appreciation Election 2001, Series B, GO, AGM, Zero Coupon, 09/01/2025	1,960	1,821

		591,555

Colorado — 3.4%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,078
Aerotropolis Regional Transportation Authority, Rev., 4.25%, 12/01/2041	500	403
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	385
Arapahoe County School District No. 6 Littleton, GO, 5.00%, 12/01/2023	670	680
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,194
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	500
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	230
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	503
City & County of Denver Airport System Revenue,
Series A, Rev., AMT, 4.00%, 11/15/2041	3,000	2,926
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,112
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,377
Series B, Rev., 5.25%, 11/15/2053	4,775	5,319
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,496
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,454
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	12,545
City & County of Denver Airport System Revenue, Subordinate System, Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,696
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	9,726
City & County of Denver, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2027	1,000	1,081
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,355
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,044
City & County of Denver, Airport System Revenue, Subordinated, Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,276
City & County of Denver, Airport System Revenue, Subordinated System, Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,113
City of Aurora, Water Revenue, Green Bond, Rev., 5.00%, 08/01/2041 (p)	1,800	1,955
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,019
Rev., AMT, 4.00%, 12/31/2030	1,505	1,536
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	164
Rev., 4.00%, 05/01/2041	175	153
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 3.00%, 11/15/2051	9,790	7,387
Rev., 4.00%, 11/15/2038	2,000	2,005
Rev., 5.00%, 11/15/2038	1,000	1,114

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,390
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,063
Colorado Health Facilities Authority, Children’s Hospital Co. Project, Series A, Rev., 5.00%, 12/01/2033	3,765	3,786
Colorado Health Facilities Authority, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,105
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,344
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,426
Series A2, Rev., 5.00%, 08/01/2044	15,525	16,021
Colorado Health Facilities Authority, Commonspirit Health Obligation Group, Rev., 5.25%, 11/01/2052	2,000	2,111
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Rev., 5.00%, 05/15/2048	1,070	1,073
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	366
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,356
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,960	1,926
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	2,850	2,791
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,590	1,567
Colorado Housing and Finance Authority, Social Bonds Class I, Series H, Rev., GNMA, 3.00%, 11/01/2051	1,255	1,227
Colorado Housing and Finance Authority, Wintergreen Ridge Apartments Project, Rev., 4.00%, 05/01/2041 (z)	80	81
Copperleaf Metropolitan District No. 2,
GO, BAM, 4.00%, 12/01/2023	305	307
GO, BAM, 4.00%, 12/01/2025	470	486
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	566
Series A, GO, AGM, 5.00%, 12/01/2029	405	466
Series A, GO, AGM, 5.00%, 12/01/2030	360	422
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,091
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,335
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	531
E-470 Public Highway Authority, Series B, Rev., (United States SOFR * 0.67 + 0.35%), 3.58%, 09/01/2039 (aa)	1,485	1,479
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,099
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	231
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,106
Series A, Rev., 5.00%, 09/01/2028	1,000	1,126
Series A, Rev., 5.00%, 09/01/2040	2,775	2,813
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	3,030
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, GO, 4.00%, 12/15/2034 (p)	2,000	2,086
Great Western Metropolitan District, GO, 4.75%, 12/01/2050	500	427

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	481
Series A2, Rev., 4.38%, 12/01/2047	795	645
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,280
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,654
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,205
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	6,000	7,180
Pueblo Urban Renewal Authority, EVRAZ Project Tax Increment, Tax Allocation, 4.75%, 12/01/2045 (e) (f)	635	362
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	602
Series A, Rev., 5.00%, 01/15/2027	1,000	1,054
Series A, Rev., 5.00%, 01/15/2032	1,470	1,618
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	381
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,371
Spring Valley Metropolitan District No. 3, Series A, GO, 5.00%, 12/01/2049	1,360	1,230
State of Colorado,
COP, 6.00%, 12/15/2041	15,000	18,195
Series A, COP, 5.00%, 09/01/2026	1,500	1,622
Series A, COP, 5.00%, 12/15/2029	1,000	1,156
Series L, COP, 5.00%, 03/15/2028	1,000	1,118
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	468
University of Colorado, University Enterprise,
Rev., 2.00%, 06/01/2051 (z)	4,000	3,889
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,472
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	460	434
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	543
Weld County School District No. RE-4,
GO, 5.00%, 12/01/2029	1,100	1,280
GO, 5.00%, 12/01/2031	1,000	1,203
GO, 5.25%, 12/01/2047	5,000	5,683
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,072
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,443

		207,701

Connecticut — 1.3%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	251
Connecticut Housing Finance Authority, Social Bond, Series C, Rev., (SIFMA Municipal Swap Index + 0.63%), 4.60%, 05/15/2051 (aa)	1,560	1,557
Connecticut Housing Finance Authority, Social Bonds, Series A1, Rev., 3.50%, 11/15/2051	65	64
Connecticut State Health & Educational Facilities Authority,
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,632
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	1,989
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	589
Series A, Rev., 5.00%, 07/01/2033	565	631
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,226

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	1,001
Rev., 4.00%, 07/01/2038	2,500	2,393
Rev., 4.00%, 07/01/2041	2,250	2,086
Rev., 5.00%, 07/01/2024	175	178
Rev., 5.00%, 07/01/2030	865	961
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	3,902
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	552
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	750	715
Series K, Rev., 5.00%, 07/01/2037	950	1,033
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	3,220	3,631
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	5,041
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,251
Series 2021A, GO, 3.00%, 01/15/2033	500	495
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,756
Series A, GO, 4.00%, 03/15/2032	850	868
Series C, GO, 5.00%, 06/15/2037	40	46
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 07/01/2028	500	566
Series A, Rev., 5.00%, 05/01/2035	500	583
Series A, Rev., 5.25%, 07/01/2042	10,000	11,425
Series D, Rev., 4.00%, 11/01/2038	3,500	3,590
Series D, Rev., 5.00%, 11/01/2028	1,480	1,687
Series D, Rev., 5.00%, 11/01/2033	1,675	1,997
Series D, Rev., 5.00%, 11/01/2036	1,500	1,730
State of Connecticut, Social Bonds,
Series B, GO, 4.00%, 01/15/2038	500	514
Series F, GO, 5.00%, 11/15/2041	1,525	1,716
State of Connecticut, Special Tax Obligation Bonds,
Rev., 5.00%, 05/01/2025	300	315
Rev., 5.00%, 05/01/2040	300	332
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,259
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	170
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	556
GO, BAM, 5.00%, 08/15/2029	575	645
GO, BAM, 5.00%, 08/15/2031	500	571
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,523
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	1,200	1,255
Series A, Rev., 5.00%, 08/15/2026	1,400	1,413
Series A, Rev., 5.00%, 01/15/2037	3,000	3,200

		78,895

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Delaware — 0.4%
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	3,724
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,734
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,112
Rev., 5.00%, 07/01/2033	2,265	2,653
Delaware Transportation Authority, Garvee, Rev., 5.00%, 09/01/2025	1,000	1,059
State of Delaware,
GO, 4.00%, 02/01/2031	1,000	1,093
GO, 5.00%, 02/01/2028	6,520	7,349
GO, 5.00%, 02/01/2031	85	102
Series A, GO, 5.00%, 10/01/2024	1,500	1,555

		24,381

District of Columbia — 1.5%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	1,702
Series A, Rev., 4.00%, 03/01/2037	2,000	2,067
Series A, Rev., 4.00%, 03/01/2040	10,000	10,206
Series A, GO, 5.00%, 01/01/2027	475	521
Series A, Rev., 5.00%, 03/01/2031	1,500	1,751
Series A, GO, 5.00%, 01/01/2038	1,000	1,183
Series B, GO, 5.00%, 06/01/2025	1,000	1,054
Series C, Rev., 4.00%, 05/01/2039	2,500	2,569
Series C, Rev., 5.00%, 10/01/2030	1,250	1,461
Series D, GO, 5.00%, 02/01/2028	820	923
Series D, GO, 5.00%, 02/01/2029	70	80
Series D, GO, 5.00%, 02/01/2034	5,000	5,992
Series E, GO, 5.00%, 02/01/2028	110	124
District of Columbia Housing Finance Agency, Kenilworth 166 Apartments, Rev., HUD, 1.25%, 06/01/2025 (z)	3,225	3,103
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,124
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,413
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	745	713
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,571
Rev., 5.00%, 04/01/2028 (p)	270	290
Rev., 5.00%, 04/01/2029 (p)	275	296
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,423
Rev., AMT, 5.00%, 10/01/2029	2,000	2,148
Series A, Rev., AMT, 5.00%, 10/01/2027	1,000	1,079
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2027	1,000	1,078
Series A, Rev., AMT, 5.00%, 10/01/2023	85	86
Series A, Rev., AMT, 5.00%, 10/01/2025	450	471
Series A, Rev., AMT, 5.00%, 10/01/2028	1,880	2,059
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,125

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,636
Series A, Rev., NATL, AMT, 5.00%, 10/01/2034	8,000	8,120
Series A, Rev., AMT, 5.00%, 10/01/2044	3,890	3,906
Metropolitan Washington Airports Authority Aviation Revenue, Airport System, Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,295
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	1,000	922
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., AGM, 4.00%, 10/01/2052	5,000	4,755
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., AGM, 4.00%, 10/01/2053	1,965	1,863
Metropolitan Washington Airports Authority, Airport System Revenue, Series A, Rev., AMT, 5.00%, 10/01/2034	395	432
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	397
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,063
Series A, Rev., 4.00%, 10/01/2036	330	338
Series A, Rev., 5.00%, 10/01/2033	1,000	1,151
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,143
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,736
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,787
Series A, Rev., 5.00%, 07/15/2037	2,000	2,250
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Rev., 5.00%, 07/15/2025	1,990	2,100
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,772

		91,278

Florida — 5.1%
Alachua County Health Facilities Authority, Oak Hammock At The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	555
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics,
Rev., 5.00%, 12/01/2032	1,000	1,093
Rev., 5.00%, 12/01/2034	2,570	2,785
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	365
Special Assessment, 3.13%, 05/01/2041	1,775	1,321
Ave Maria Stewardship Community District, Phase 4 Master Improvement, Special Assessment, BAN, 3.50%, 05/01/2026 (e)	1,000	970
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	295
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	15	14
Special Assessment, 3.13%, 12/15/2030	125	115
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	295	278
Brevard County Health Facilities Authority, Health First, Inc., Rev., 5.00%, 04/01/2025	1,600	1,628
Broward County Housing Finance Authority, Solaris Apartments, Series B, Rev., 0.70%, 01/01/2025 (z)	1,470	1,409

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	695
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,408
Capital Trust Agency, Inc., College Park Towers Apartments, Rev., HUD, 1.25%, 05/01/2024 (z)	7,500	7,489
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e) (f)	325	294
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Rev., 5.00%, 08/01/2040	150	153
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	288
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,099
Central Florida Expressway Authority,
Series D, Rev., 5.00%, 07/01/2029	565	650
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,532
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	11,672
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,706
Rev., AGM, 4.00%, 07/01/2039	1,260	1,278
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	440
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	260	227
City of Cape Coral, Water & Sewer Revenue, Rev., 5.00%, 10/01/2029	250	277
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,442
City of Jacksonville, Baptist Health, Rev., VRDO, 3.95%, 04/07/2023 (z)	2,000	2,000
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	515
Rev., 4.00%, 11/01/2045	1,500	1,393
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	150
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,089
City of South Miami, Health Facilities Authority, Inc., Baptist Health South Florida, Rev., 5.00%, 08/15/2023	100	101
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,251
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	4,000	4,061
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	128
Collier County Water-Sewer District, Rev., 4.00%, 07/01/2043	3,145	3,149
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,488
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	696
Series A, Rev., AMT, 5.00%, 10/01/2028	800	870
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,148
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,863
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,668
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	198
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,244
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	14,222
County of Miami-Dade Aviation Revenue,
Rev., 5.00%, 10/01/2041	6,000	6,187
Series A, Rev., 5.00%, 10/01/2025	1,250	1,321
Series A, Rev., 5.00%, 10/01/2031	2,000	2,315

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,278
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,335
Series B, Rev., AMT, 5.00%, 10/01/2040	7,000	7,202
County of Miami-Dade Seaport Department, Senior Bonds,
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,193
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,343
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,944
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,131
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,676
County of Miami-Dade Transit System, Rev., 4.00%, 07/01/2048	5,000	4,841
County of Miami-Dade, Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,131
Series A, Rev., AMT, 5.00%, 10/01/2027	1,325	1,350
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,063
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	348
County of Miami-Dade, Water & Sewer System Revenue,
Series B, Rev., 5.00%, 10/01/2031	500	526
Series B, Rev., 5.00%, 10/01/2033	1,000	1,046
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,476
Cypress Bluff Community, Development District, Delaware Webb Project, Series A, Special Assessment, 2.70%, 05/01/2025 (e)	115	111
Daytona Beach Housing Authority, The WM at River Project, Rev., 1.25%, 12/01/2025 (z)	115	110
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	326
Duval County Public Schools, Series A, COP, AGM, 5.00%, 07/01/2032	4,750	5,509
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	268
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	195	184
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030 (e)	500	462
Florida Development Finance Corp., Brightline Florida Passenger Rail, Series B, Rev., AMT, 7.38%, 01/01/2049 (e) (f)	9,500	8,750
Florida Development Finance Corp., Brightline Passenger Rail, Rev., AMT, 7.50%, 07/01/2057 (e)	6,500	6,418
Florida Development Finance Corp., Brighton, Florida Passenger Rail, Rev., AMT, 7.25%, 07/01/2057 (e)	8,000	8,062
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e) (f)	1,500	1,391
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,404
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	395
Florida Development Finance Corp., Mayflower Retirement, Rev., 1.75%, 06/01/2026 (e)	510	460
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,245
Florida Development Finance Corp., Virgin Trains USA Passenger,
Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (f) (z)	3,225	3,047
Series A, Rev., AMT, 6.50%, 01/01/2049 (e) (f) (z)	2,475	2,304
Florida Housing Finance Corp., Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	590	577

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,390	1,362
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	1,000	994
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	6,435	6,311
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,161
Fort Pierce Utilities Authority, Series A, Rev., AGM, 5.00%, 10/01/2039	925	1,036
Greater Orlando Aviation Authority, Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,653
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,595
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,333
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	486
Hillsborough County Aviation Authority, Tampa, Rev., AMT, 5.00%, 10/01/2040 (p)	750	771
Hillsborough County Industrial Development Authority, Tampa General Hospital Project,
Rev., 4.00%, 08/01/2050	5,000	4,582
Series A, Rev., 4.00%, 08/01/2045	3,275	3,060
JEA Electric System Revenue,
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,648
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,417
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	2,128
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	772
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	979
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	282
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	865	830
Special Assessment, 3.20%, 05/01/2030 (e)	545	491
Special Assessment, 3.50%, 05/01/2040	925	729
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	425	408
Lee Memorial Health System, Float Mode, Lee Memorial, Rev., VRDO, 4.57%, 04/07/2023 (z)	8,000	8,000
Miami Beach Health Facilities Authority, Mount Sinai Medical Center,
Rev., 5.00%, 11/15/2039	2,000	2,016
Rev., 5.00%, 11/15/2044	5,000	5,031
Miami Beach Redevelopment Agency, Tax Increment Revenue, Tax Allocation, 5.00%, 02/01/2028	1,000	1,017
Miami-Dade County Housing Finance Authority, Platform 3750 LLC, Rev., 0.25%, 08/01/2024 (z)	1,525	1,506
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	347
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,078
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	165	158
Orange County Health Facilities Authority, Orlando Health Obligated Group,
Rev., 4.00%, 10/01/2052	5,000	4,588
Rev., 5.00%, 10/01/2027	365	401
Orange County Health Facilities Authority, Presbyterian Retirement Communities,
Rev., 4.00%, 08/01/2036 (w)	295	271
Rev., 5.00%, 08/01/2047	790	818

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Orange County Housing Finance Authority, Stratford Point Apartments, Rev., 0.55%, 01/01/2025 (z)	885	847
Orlando Utilities Commission, Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,707
Palm Beach County Health Facilities Authority, BRRH Corporation Obligated Group, Rev., 5.00%, 12/01/2024 (p)	1,910	1,983
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,301
Palm Beach County Housing Finance Authority, Christian Manor, Rev., 1.25%, 02/15/2025 (z)	1,985	1,933
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	620
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,902
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	2,000	2,007
Pine Ridge Plantation Community Development District, Senior Lien, Series A1, Special Assessment, AGM, 3.00%, 05/01/2023	480	480
Pinellas County Housing Finance Authority, Jordan Park Apartments, Rev., HUD, 0.65%, 01/01/2025 (z)	1,135	1,087
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026	100	94
Special Assessment, 2.85%, 05/01/2031	25	22
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	430
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	381
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Rev., 4.00%, 07/01/2052	6,000	5,544
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,224
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	534
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	369
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,652
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	800	753
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,521
St. John’s County School Board, Series A, COP, AGM, 5.25%, 07/01/2047	3,000	3,364
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,566
State of Florida Department of Transportation, Rev., 5.00%, 07/01/2024	430	443
State of Florida Department of Transportation Turnpike System Revenue, Series B, Rev., 5.00%, 07/01/2033	1,000	1,194
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,334
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026 (w)	1,515	1,643
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,142
State of Florida, Department of Transportation, Turnpike System Revenue,
Series B, Rev., 5.00%, 07/01/2023	125	126
Series A, Rev., 5.00%, 07/01/2029	500	579
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	196
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	415	395
Special Assessment, 3.00%, 12/15/2030 (e)	475	430
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	842

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	35	33
Special Assessment, 2.88%, 06/15/2031 (e)	60	53
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,059
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	380	367
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	94
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	735	700
Special Assessment, 2.63%, 05/01/2030 (e)	1,465	1,288
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	535
West Villages Improvement District, Special Assessment, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,876
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,533
Rev., BAM, 5.00%, 10/01/2033	1,150	1,348
Rev., BAM, 5.00%, 10/01/2039	1,490	1,651
Rev., BAM, 5.00%, 10/01/2040	1,610	1,769
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	710

		313,361

Georgia — 3.7%
Atlanta Urban Residential Finance Authority, Sylvan Senior Apartments, Rev., FHA, 0.41%, 12/01/2025 (z)	575	561
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,768
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,111
Rev., 4.00%, 03/01/2036	1,000	1,009
Rev., 4.00%, 03/01/2037	1,135	1,145
Rev., 4.00%, 03/01/2038	1,000	1,007
Brookhaven Development Authority, Children’s Healthcare Of Atlanta,
Rev., 5.00%, 07/01/2036	2,425	2,697
Rev., 5.00%, 07/01/2037	2,400	2,648
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 4.00%, 07/01/2044	3,000	2,990
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,269
Carroll County, School District, GO, 5.00%, 04/01/2024	1,000	1,024
City of Atlanta Department of Aviation,
Series C, Rev., AMT, 5.00%, 07/01/2026	960	1,019
Series C, Rev., AMT, 5.00%, 07/01/2034	540	607
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	1,017
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,172
City of Atlanta, Department of Aviation, Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,601
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,277

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 4.00%, 04/01/2033	500	519
DeKalb County Housing Authority, Columbia Village Project, Series A, Rev., HUD, 0.34%, 08/01/2024 (z)	285	281
Development Authority for Fulton County, Jonesboro Road Senior Village, Rev., 3.00%, 10/01/2025 (z)	2,020	2,015
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	238
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	119
Development Authority of Monroe County, Georgia Power Company Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,267
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,595
Development Authority of Rockdale County, Arbours at Conyers Project, Rev., 3.63%, 02/01/2026 (z)	1,085	1,086
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	782
George L Smith II Congress Center Authority, Convention Center Hotel First, Rev., 4.00%, 01/01/2036	2,750	2,552
Georgia Housing & Finance Authority, Series A, Rev., 2.75%, 12/01/2035	500	440
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	3,108
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2026	3,200	3,457
Rev., 5.00%, 06/01/2027	5,250	5,798
Rev., 5.00%, 06/01/2028	5,500	6,203
Rev., 5.00%, 06/01/2030	6,205	7,270
Main Street Natural Gas, Inc.,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 04/01/2048 (z)	1,650	1,652
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,495
Series A, Rev., 5.00%, 06/01/2053 (z)	14,855	15,496
Series B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.75%), 3.87%, 04/01/2048 (aa)	11,500	11,512
Series B, Rev., 4.00%, 08/01/2049 (z)	1,575	1,584
Series B, Rev., 5.00%, 06/01/2028	2,500	2,601
Series B, Rev., 5.00%, 06/01/2029	1,500	1,567
Series B, Rev., 5.00%, 12/01/2052 (z)	8,000	8,314
Series B, Rev., 5.00%, 07/01/2053 (z)	10,850	11,484
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	105	105
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,314
Series C, Rev., 4.00%, 05/01/2052 (z)	12,310	12,085
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	11,000	10,491
Main Street Natural Gas, Inc., Main Street Gas, Series D, Rev., LIQ: Royal Bank of Canada, (ICE LIBOR USD 1 Month * 0.67 + 0.83%), 3.95%, 08/01/2048 (aa)	1,000	1,002
Metropolitan Atlanta Rapid Transit Authority, Series B, Rev., 5.00%, 07/01/2045	10,000	10,428
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 4.00%, 06/15/2037	500	505
Rev., 5.00%, 06/15/2024	470	482
Rev., 5.00%, 06/15/2025	360	377

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 4.00%, 11/01/2023	2,750	2,764
Series A, Rev., 5.00%, 11/01/2027	250	272
Series A, Rev., 5.00%, 11/01/2029	250	280
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,126
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	3,030
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project,
Series A, Rev., AGM, 5.00%, 07/01/2033	1,610	1,870
Series A, Rev., AGM, 5.00%, 07/01/2035	1,300	1,480
Series A, Rev., AGM, 5.00%, 07/01/2036	2,795	3,138
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	336
Rev., AGM, 4.00%, 01/01/2041	1,000	997
Rev., AGM, 5.00%, 01/01/2025	200	207
Rev., AGM, 5.00%, 01/01/2027	125	135
Rev., AGM, 5.00%, 07/01/2027	500	548
Rev., BAM, 5.00%, 01/01/2049	2,000	2,074
Rev., AGM, 5.00%, 07/01/2053	3,675	3,865
Rev., AGM, 5.00%, 07/01/2055	4,615	4,824
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,378
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,154
Municipal Electric Authority of Georgia, Subordinate Project One,
Series A, Rev., 5.00%, 01/01/2030	705	791
Series A, Rev., 5.00%, 01/01/2031	1,715	1,941
Northwest Georgia Housing Authority, Dallas Manor Apartments Projects, Rev., HUD, 0.25%, 10/01/2024 (z)	260	255
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	355
Rev., 5.00%, 04/01/2038	500	537
Private Colleges & Universities Authority, Emory University, Series B, Rev., 4.00%, 09/01/2039	1,420	1,459
Private Colleges & Universities Authority, Savannah College of Art And Design,
Rev., 4.00%, 04/01/2038	1,400	1,405
Rev., 5.00%, 04/01/2027	400	431
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	145
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	102
Series A, GO, 5.00%, 08/01/2023	85	86
Series C, GO, 4.00%, 07/01/2027	1,000	1,070
Series C, GO, 5.00%, 07/01/2031	500	604
Series E, GO, 5.00%, 12/01/2027	1,570	1,720
Series F, GO, 5.00%, 01/01/2025	2,000	2,086
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	819
State of Georgia, Group 2, Series A, GO, 4.00%, 08/01/2034	1,000	1,095
State of Georgia, Tranche #1, Series A, GO, 5.00%, 07/01/2023	1,420	1,428

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,322
Valdosta Housing Authority, Tishco Rural Rental Housing, Rev., 1.25%, 02/01/2025 (z)	375	368
Villa Rica Downtown Development Authority, Arbours At Villa Rica Project, Rev., 1.25%, 08/01/2025 (z)	4,415	4,279
Walker County Development Authority, Gateway At Rossville Project, Rev., 0.46%, 12/01/2024 (z)	1,000	976

		231,898

Guam — 0.0% (g)
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030 (w)	750	786
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	904

		1,690

Hawaii — 0.4%
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,329
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	16
Series A, GO, 5.00%, 09/01/2027	30	33
Series C, GO, 5.00%, 10/01/2029	1,000	1,164
State of Hawaii, Series FG, GO, 4.00%, 10/01/2032	2,000	2,071
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,616
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,753
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,202
Series B, Rev., 5.00%, 07/01/2026	1,250	1,349
State of Hawaii Department of Budget & Finance, Rev., 3.20%, 07/01/2039	3,000	2,546
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	262
Series A, Rev., AMT, 4.00%, 07/01/2032	500	522
Series A, Rev., AMT, 4.00%, 07/01/2033	750	776
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,651
Series A, Rev., AMT, 5.00%, 07/01/2027	250	269
Series A, Rev., AMT, 5.00%, 07/01/2028	500	547
Series A, Rev., AMT, 5.00%, 07/01/2029	250	278
Series C, Rev., 4.00%, 07/01/2032	200	214
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,142
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,159

		23,899

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group, Series A, Rev., 5.00%, 12/01/2047	1,715	1,767
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 5.00%, 07/15/2029	280	320
Series A, Rev., 5.00%, 07/15/2030	1,250	1,451
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	191

		3,729

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — 6.9%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	1,878
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2041	1,000	996
Series A, GO, 5.00%, 12/01/2042	9,500	9,256
Chicago Board of Education Dedicated Capital Improvement Tax,
Rev., 5.25%, 04/01/2039	3,125	3,341
Rev., 5.75%, 04/01/2048	4,000	4,355
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2024	500	472
Series A, GO, NATL, Zero Coupon, 12/01/2025	255	232
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	948
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	406
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	858
Chicago Board of Education, Dedicated,
Series C, GO, 5.00%, 12/01/2034	2,000	2,058
Series G, GO, 5.00%, 12/01/2034	1,000	1,029
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	10,182
Chicago Midway International Airport, Second Lien, Series A, Rev., AMT, 5.00%, 01/01/2041	3,000	3,002
Chicago O’Hare International Airport,
Rev., AMT, 5.00%, 01/01/2030	3,400	3,479
Rev., AMT, 5.00%, 01/01/2032	2,000	2,045
Chicago O’Hare International Airport, Passenger Facility Charge, Rev., AMT, 5.00%, 01/01/2032	3,500	3,503
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,637
Series A, Rev., 5.00%, 01/01/2035	6,000	6,733
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5307, Rev., 5.00%, 06/01/2023	700	702
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,090
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,783
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien,
Rev., 5.00%, 12/01/2051	4,750	4,845
Series A, Rev., 4.00%, 12/01/2049	4,000	3,786
Series A, Rev., 5.00%, 12/01/2055	2,000	2,075
Chicago Transit Authority, Sales Tax Receipts Fund,
Rev., AGM, 5.00%, 12/01/2044	1,000	1,028
Rev., 5.25%, 12/01/2049	10,000	10,110
Series A, Rev., 5.00%, 12/01/2045	6,750	7,010
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,574
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,022
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,753
Series A, GO, 5.00%, 01/01/2033	1,000	1,062
Series A, GO, 5.00%, 01/01/2034	4,500	4,759
Series A, GO, 5.50%, 01/01/2049	6,325	6,615
Series A, GO, 6.00%, 01/01/2038	8,775	9,375
Series B, GO, 4.00%, 01/01/2038 (e)	521	487
Series C, GO, Zero Coupon, 01/01/2027	500	435

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series C, GO, 5.00%, 01/01/2025	45	46
Series C, GO, 5.00%, 01/01/2028	1,450	1,492
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026 (e)	305	289
Special Assessment, 3.04%, 12/01/2028 (e)	270	250
City of Chicago Wastewater Transmission Revenue, Second Lien, Rev., 5.00%, 01/01/2042	575	575
City of Chicago Waterworks Revenue, Second Lien Project,
Rev., 4.00%, 11/01/2037	1,000	1,000
Rev., 5.00%, 11/01/2023	100	101
Rev., 5.00%, 11/01/2044	2,410	2,432
City of Chicago, Chicago Works,
Series A, GO, 5.25%, 01/01/2038	2,680	2,876
Series A, GO, 5.50%, 01/01/2039	1,180	1,284
Series A, GO, 5.50%, 01/01/2040	1,000	1,077
Series A, GO, 5.50%, 01/01/2041	1,000	1,058
Series A, GO, 5.50%, 01/01/2043	1,500	1,580
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,434
Cook County Community College District No. 508, City Colleges Chicago,
GO, 5.13%, 12/01/2038	1,000	1,002
GO, 5.25%, 12/01/2030	1,000	1,004
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,189
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	2,017
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,113
County of Cook,
Series A, GO, 5.00%, 11/15/2025	960	1,013
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,081
Series A, GO, 5.00%, 11/15/2026	3,900	4,204
Series A, GO, 5.00%, 11/15/2033	250	290
County of Cook Sales Tax Revenue,
Series A, Rev., 5.00%, 11/15/2025	690	728
Series A, Rev., 5.25%, 11/15/2045	2,500	2,721
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,348
Illinois Finance Authority,
Series A, Rev., 4.00%, 07/15/2036	710	736
Series A, Rev., 4.00%, 07/15/2039	3,000	3,049
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	2,696
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	378
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	2,600	2,651
Illinois Finance Authority, American Water Capital Corp. Project, Rev., 0.70%, 05/01/2040 (z)	895	885
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	500	529
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	14,250	14,590
Illinois Finance Authority, Centegra Health System, Series A, Rev., 5.00%, 09/01/2025 (p)	130	134
Illinois Finance Authority, Depaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,342
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,298
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,885
Rev., 4.00%, 07/01/2040	1,500	1,518

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,591
Rev., 5.00%, 10/01/2032	750	812
Rev., 5.00%, 10/01/2034	125	134
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	112
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,103
Illinois Finance Authority, Northshore University Health System, Rev., 5.00%, 08/15/2035	1,500	1,702
Illinois Finance Authority, OSF Healthcare System,
Rev., 4.00%, 05/15/2050	1,000	905
Series A, Rev., 5.00%, 11/15/2045	10,900	11,020
Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,290
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	343
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.67%, 05/01/2042 (aa)	180	175
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,264
Illinois Finance Authority, Swedish Covenant Hospital,
Rev., 5.00%, 08/15/2032 (p)	4,000	4,275
Series A, Rev., 5.00%, 08/15/2026 (p)	1,690	1,806
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 3.00%, 08/15/2048	2,850	2,168
Series A, Rev., 5.00%, 08/15/2031	2,530	2,935
Series B, Rev., 5.00%, 08/15/2053 (z)	285	322
Illinois Finance Authority, The University Of Chicago, Series A, Rev., 5.25%, 05/15/2048	2,000	2,268
Illinois Finance Authority, UChicago Medicine,
Rev., 5.00%, 08/15/2052 (z)	1,710	1,859
Series A, Rev., 5.00%, 08/15/2047	17,000	18,225
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,406
Series A, Rev., 5.00%, 10/01/2034	1,750	2,150
Series A, Rev., 5.00%, 10/01/2035	1,400	1,717
Illinois Finance Authority, University Of Chicago,
Series A, Rev., 5.00%, 10/01/2038	1,000	1,212
Series A, Rev., 5.25%, 10/01/2052 (p)	335	335
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	250
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.75%, 04/01/2050	1,445	1,447
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	4,000	3,918
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	420	411
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	514
Rev., AGM, 5.25%, 06/15/2031	225	228
Illinois State Toll Highway Authority,
Series A, Rev., 5.00%, 01/01/2028	185	197
Series A, Rev., 5.00%, 01/01/2041	3,300	3,622
Series A, Rev., 5.00%, 01/01/2044	6,580	7,013
Series B, Rev., 5.00%, 01/01/2029	100	106
Series B, Rev., 5.00%, 01/01/2037	5,000	5,055

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 12/01/2031	5,115	5,404
Series B, Rev., 5.00%, 01/01/2028	4,000	4,468
Series B, Rev., 5.00%, 01/01/2041	2,190	2,273
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,131
Series A, Rev., 5.00%, 01/01/2037	1,555	1,747
Illinois State University, Auxiliary Facilities System, Series A, Rev., AGM, 5.00%, 04/01/2023	500	500
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,424
GO, AGM, 4.00%, 01/01/2045	3,000	2,954
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	500	314
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,786
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick,
Rev., NATL, Zero Coupon, 12/15/2035	500	296
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,453
Rev., NATL, Zero Coupon, 06/15/2037	500	268
Rev., AGM, Zero Coupon, 06/15/2044	500	186
Series B, Rev., AGM, Zero Coupon, 06/15/2027	660	574
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	250	208
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	130
Metropolitan Pier & Exposition Authority, McCormick Place,
Rev., Zero Coupon, 06/15/2037	1,175	606
Rev., Zero Coupon, 06/15/2041	1,750	707
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., 3.00%, 06/15/2025	150	148
Rev., 4.00%, 12/15/2042	4,990	4,598
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,201
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,030
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 06/01/2023	130	130
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	27
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	2,070
Sales Tax Securitization Corp., Second Lien, Series A, Rev., BAM, 5.00%, 01/01/2037	750	816
Southern Illinois University, Housing, Rev., BAM, 5.00%, 04/01/2032	650	721
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,260
State of Illinois,
GO, 4.00%, 06/01/2036	485	487
GO, 5.00%, 07/01/2023	85	85
GO, 5.00%, 01/01/2028	6,810	7,171
GO, 5.00%, 02/01/2028	3,000	3,218
GO, 5.00%, 01/01/2029	2,085	2,187
GO, 5.00%, 02/01/2029	1,000	1,071
GO, 5.25%, 02/01/2030	2,000	2,027
GO, 5.50%, 05/01/2030	2,000	2,251

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
GO, 5.50%, 07/01/2038	1,000	1,003
Series A, GO, 4.00%, 03/01/2041	250	240
Series A, GO, 5.00%, 10/01/2023	300	303
Series A, GO, 5.00%, 03/01/2024	80	81
Series A, GO, 5.00%, 11/01/2026	1,360	1,454
Series A, GO, 5.00%, 03/01/2027	2,355	2,532
Series A, GO, 5.00%, 03/01/2028	2,500	2,730
Series A, GO, 5.00%, 03/01/2030	1,000	1,120
Series A, GO, 5.00%, 03/01/2046	1,000	1,058
Series A, GO, 5.50%, 03/01/2042	1,500	1,669
Series A, GO, 5.50%, 03/01/2047	2,690	2,965
Series B, GO, 5.00%, 10/01/2029	1,000	1,114
Series B, GO, 5.00%, 10/01/2031	5,000	5,615
Series B, GO, 5.50%, 05/01/2039	250	277
Series C, GO, 5.00%, 11/01/2029	4,200	4,546
Series C, GO, 5.25%, 10/01/2047	3,000	3,249
Series D, GO, 5.00%, 11/01/2024	1,000	1,030
Series D, GO, 5.00%, 11/01/2026	1,980	2,117
Series D, GO, 5.00%, 11/01/2027	6,080	6,601
Series D, GO, 5.00%, 11/01/2028	2,500	2,712
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,358
State of Illinois Sales Tax Revenue, Junior Obligation,
Series A, Rev., BAM, 4.00%, 06/15/2026	505	518
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,584
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,100
GO, 7.35%, 07/01/2035	3,714	4,077
University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.00%, 04/01/2025	140	143
University of Illinois, Auxiliary Facility, Series A, Rev., AGM-CR, 4.00%, 04/01/2036	4,730	4,728
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	11,063
Will County Community Unit School District No. 209-U Wilmington, GO, AGM, 5.50%, 02/01/2038	1,195	1,345
Will Grundy Etc. Counties Community College District No. 525, Alternative Revenue Source, Series B, GO, 5.50%, 06/01/2031 (p)	3,375	3,440

		429,415

Indiana — 2.1%
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	969
City of Franklin, Otterbein Homes, Series B, Rev., 5.00%, 07/01/2023	115	115
City of Kokomo, KHA RAD I Apartments, Rev., HUD, 0.56%, 02/01/2025 (z)	2,175	2,112
City of Mount Vernon, Southern Industry Gas And Electric Company, Rev., AMT, 0.88%, 09/01/2055 (z)	250	248
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	99
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,065
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	1,026
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,451
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,051
Indiana Finance Authority, Community Health Network, Series A, Rev., 5.00%, 05/01/2042 (p)	55	55

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	8,200
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,379
Indiana Finance Authority, First Lien, CWA Authority Project, Rev., 5.00%, 10/01/2023	45	45
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,455
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,347
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,323
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	5,024
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	2,017
Series B, Rev., 2.50%, 11/01/2030	1,000	895
Indiana Finance Authority, Private Activity Ohio River Bridge, Rev., AMT, 5.00%, 07/01/2035 (p)	2,000	2,011
Indiana Finance Authority, Private Activity Ohio River Bridges Project, Rev., AMT, 5.00%, 07/01/2044 (p)	10,000	10,053
Indiana Finance Authority, Private Activity, Ohio River Bridges, Rev., AMT, 5.00%, 07/01/2048 (p)	7,435	7,474
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,470
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	142
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,168
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	928
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,300
Indiana Health Facility Financing Authority, Ascension Health Substitute Credit Group, Series A, Rev., 4.00%, 11/01/2023	85	86
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	810	794
Indiana Housing & Community Development Authority, RD Moving Forward Justus Project, Rev., 0.33%, 06/01/2024 (z)	135	134
Indiana Housing & Community Development Authority, Social Bonds,
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	250	272
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	990	964
Series C1, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	45	44
Indiana Municipal Power Agency, Series A, Rev., 5.00%, 01/01/2029	400	454
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	5,137
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	8,879
Series A, Rev., 5.00%, 06/01/2024	15	15
Series A, Rev., 5.00%, 06/01/2025	500	523
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	210
Indianapolis Local Public Improvement Bond Bank, CityWay 1 Project, Series B, Rev., 5.00%, 02/01/2024	175	178
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	3,117
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Series D, Rev., AMT, 5.00%, 01/01/2029	3,000	3,028
Series D, Rev., AMT, 5.00%, 01/01/2030	2,000	2,019
Series D, Rev., AMT, 5.00%, 01/01/2031	4,000	4,035
Series D, Rev., AMT, 5.00%, 01/01/2032	4,500	4,536

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Series D, Rev., AMT, 5.00%, 01/01/2033	3,500	3,525
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	4,987
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,102
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,011
Purdue University, Series A, Rev., 5.00%, 07/01/2027	1,500	1,664
Southwest Allen Multi School Building Corp., 1st Mortgage, Rev., 5.00%, 01/15/2030	1,200	1,340
Tippecanoe School Corp., GO, 4.00%, 07/15/2023	1,080	1,084

		132,560

Iowa — 0.6%
Clinton Community School District,
GO, AGM, 5.00%, 06/01/2024	1,425	1,462
GO, AGM, 5.00%, 06/01/2026	1,290	1,384
Iowa Finance Authority,
Series A, Rev., 5.00%, 08/01/2034	1,030	1,222
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	330	328
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 4.00%, 12/01/2050 (z)	5,905	5,743
Rev., 5.00%, 12/01/2050	2,435	2,381
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,995	1,953
Iowa Tobacco Settlement Authority, Subordinate,
Series B1, Rev., 4.00%, 06/01/2049	7,750	7,649
Series B, Rev., Zero Coupon, 06/01/2065	15,345	1,637
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	2,745	2,800
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,632
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,827

		36,018

Kansas — 0.4%
Butler County Unified School District No. 385 Andover, Refunding And School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,115
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	814
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	2,012
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,663
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,110
University of Kansas Hospital Authority, Improvement Ku Health System, Rev., 5.00%, 09/01/2045	3,800	3,877
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,235
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,542
Wyandotte County Unified School District No. 203 Piper,
Series A, GO, AGM, 5.00%, 09/01/2040	900	1,020
Series A, GO, AGM, 5.25%, 09/01/2052	1,000	1,109

		24,497

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — 1.2%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,569
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,268
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	552
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,424
County of Trimble, Louisville Gas And Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	844
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	396
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	3,930	3,502
Series B, Rev., NATL, Zero Coupon, 10/01/2027	1,995	1,718
Kentucky Economic Development Finance Authority, Senior Next Generation Information, Rev., 5.00%, 07/01/2040	5,000	5,021
Kentucky Housing Corp., Cambridge Square Project, Rev., 0.30%, 08/01/2024 (z)	575	557
Kentucky Housing Corp., New Hope Properties Portfolio, Rev., HUD, 0.41%, 04/01/2024 (z)	275	269
Kentucky Public Energy Authority,
Series A1, Rev., 4.00%, 08/01/2052 (z)	1,000	976
Series A2, Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.12%), 4.24%, 12/01/2049 (aa)	1,000	1,001
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 4.43%, 08/01/2052 (aa)	2,500	2,387
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	10,745
Kentucky Public Energy Authority, Gas Supply, Series B, Rev., 4.00%, 01/01/2049 (z)	12,885	12,878
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	157
COP, BAM, 4.00%, 11/01/2035	135	142
COP, BAM, 4.00%, 11/01/2036	155	160
COP, BAM, 4.00%, 11/01/2038	650	657
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,547
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	708
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	821
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,805
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Obligation Group, Rev., 5.75%, 10/01/2042	5,000	5,048
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,282

		72,434

Louisiana — 1.3%
City of Alexandria, Utilities Revenue, Series A, Rev., 5.00%, 05/01/2038 (p)	2,000	2,004
City of New Orleans Sewerage Service Revenue, Rev., 5.00%, 06/01/2045 (p)	2,000	2,107
City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 09/01/2032 (p)	4,390	4,528
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., AGM, 5.00%, 08/01/2027	1,400	1,539
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	3,836
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (f)	630	498
Louisiana Housing Corp., Hollywood Acres And Hollywood Heights Projects, Rev., 0.55%, 12/01/2023	165	161
Louisiana Housing Corp., Mabry Place Townhouse Project, Rev., 0.31%, 08/01/2024 (z)	1,955	1,931

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	1,245	1,313
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,452
Rev., 2.50%, 04/01/2036	1,000	829
Louisiana Public Facilities Authority, Loyola University Project, Rev., 4.00%, 10/01/2038	2,560	2,433
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	1,100	1,139
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,519
New Orleans Aviation Board,
Series B, Rev., AMT, 5.00%, 01/01/2040	14,500	14,594
Series B, Rev., AMT, 5.00%, 01/01/2045	4,000	4,009
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,154
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,031
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,064
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (w) (z)	2,625	2,625
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	854
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,219
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,725
Series A, Rev., 5.00%, 07/01/2034	1,655	1,753
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,544
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien,
Series A, Rev., 0.60%, 05/01/2043 (z)	4,135	4,135
Series A, Rev., (United States SOFR * 0.70 + 0.50%), 3.87%, 05/01/2043 (aa)	1,135	1,113
Series D, Rev., 0.60%, 05/01/2043 (z)	1,605	1,605
Tobacco Settlement Financing Corp., Asset Backed, Series A, Rev., 5.00%, 05/15/2023	125	125

		77,839

Maine — 0.2%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	631
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2023	165	167
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	77
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	89
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 5.00%, 07/01/2030	50	57
Series A, Rev., AGM, 5.00%, 07/01/2031	295	341
Series A, Rev., AGM, 5.00%, 07/01/2032	315	360
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	970	948
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	8,991
Rev., 5.00%, 07/01/2028	2,000	2,260
Rev., 5.00%, 07/01/2031	400	466
Rev., 5.00%, 07/01/2033	1,155	1,337

		15,724

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — 1.5%
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,460
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	488
County of Baltimore, Series 83, GO, 5.00%, 03/01/2024	50	51
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,371
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,634
County of Montgomery, Trinity Health Credit Group, Rev., 4.00%, 12/01/2044	3,000	2,934
County of Prince George’s, Series A, GO, 5.00%, 07/01/2029	1,250	1,452
County of Prince George’s, Behavioral Health Facility, COP, 5.00%, 10/01/2023	650	657
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e)	750	770
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	155	152
Series D, Rev., 3.25%, 09/01/2050	2,545	2,513
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,495
Maryland Community Development Administration, Residential, Series B, Rev., AMT, 4.50%, 09/01/2048	1,505	1,525
Maryland Community Development Administration, Social Bonds, Series C, Rev., 3.00%, 09/01/2051	2,511	2,452
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,325
Maryland Economic Development Corp., Morgan State University Project,
Rev., 4.00%, 07/01/2040	665	602
Rev., 5.38%, 07/01/2038	1,250	1,330
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,288
Tax Allocation, 4.00%, 09/01/2040	2,280	2,000
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,057
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	1,852
Rev., 5.00%, 01/01/2025	470	481
Rev., 5.00%, 01/01/2036	4,580	4,754
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,282
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue,
Series A, Rev., 5.00%, 05/15/2042	3,000	3,100
Series A, Rev., 5.00%, 05/15/2045	4,000	4,111
Series B, Rev., 5.00%, 08/15/2038	1,000	1,003
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,343
Maryland Stadium Authority Built to Learn Revenue,
Rev., 4.00%, 06/01/2035	2,000	2,108
Rev., 4.00%, 06/01/2036	2,125	2,203
Series A, Rev., 5.00%, 06/01/2033	1,375	1,635
State of Maryland, Series B, GO, 5.00%, 08/01/2026	1,000	1,088
State of Maryland Department of Transportation, Rev., 3.00%, 10/01/2030	1,500	1,508
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2037	865	854
Rev., AMT, 4.00%, 08/01/2038	965	947

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Rev., AMT, 4.00%, 08/01/2039	1,160	1,132
State of Maryland, Bidding Group 1, Series A, GO, 5.00%, 03/15/2030	1,495	1,758
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,709
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,697
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,220
State of Maryland, State and Local Facilities Loan, Series A, GO, 5.00%, 06/01/2036	1,500	1,783
Tender Option Bond Trust Receipts/Certificates, Series 2018-XF0605, Rev., LIQ: Bank of America NA, 0.00%, 05/01/2047 (e) (z)	3,300	3,300
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 5.00%, 06/01/2029	3,000	3,481
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	10,707
Washington Suburban Sanitary Commission, Consolidated Public Improvement, Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,702
Washington Suburban Sanitary Commission, Consolidated Public Improvement Bonds, Rev., CNTY GTD, 5.00%, 06/01/2033	3,000	3,370

		95,684

Massachusetts — 1.3%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,633
Commonwealth of Massachusetts,
Rev., NATL, 5.50%, 01/01/2034	1,500	1,821
Series A, GO, 5.00%, 06/01/2044 (z)	1,500	1,506
Series E, GO, 5.00%, 11/01/2047	5,000	5,581
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	395
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	2,175	2,368
Massachusetts Development Finance Agency, Series B, Rev., 0.25%, 07/01/2024 (z)	370	366
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	1,150	1,166
Massachusetts Development Finance Agency, Harvard University Issue, Series A, Rev., 5.00%, 10/15/2030	1,000	1,194
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,210
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	916
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,252
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 4.57%, 07/01/2049 (e) (aa)	100	99
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,094
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,010
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 2.63%, 07/01/2036	300	287
Series B, Rev., AMT, 5.00%, 07/01/2023	250	251
Series B, Rev., AMT, 5.00%, 07/01/2024	615	627
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,080

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	180	154
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	1,030	968
Massachusetts Health & Educational Facilities Authority, Mass Institute Technology, Rev., 5.50%, 07/01/2032	2,000	2,546
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series J2, Rev., VRDO, 3.75%, 04/07/2023 (z)	4,015	4,015
Massachusetts Housing Finance Agency, Social Bond,
Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	3,395	3,328
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 12/01/2023	500	507
Massachusetts Housing Finance Agency, Social Bonds,
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	1,040	1,018
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,315
Massachusetts Housing Finance Agency, Sustainability Bond,
Series B2, Rev., 0.75%, 06/01/2025	115	108
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	654
Massachusetts Housing Finance Agency, Sustainability Bonds,
Series A2, Rev., HUD, 0.30%, 12/01/2023	105	103
Series A2, Rev., HUD, 0.40%, 06/01/2024	140	136
Massachusetts Port Authority,
Series A, Rev., 5.00%, 07/01/2037	1,000	1,141
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,698
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,267
Massachusetts Port Authority, Green Bonds,
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,051
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,841
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,811
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,180
Massachusetts School Building Authority, Subordinated, Series A, Rev., 5.00%, 02/15/2036 (p)	7,190	7,339
Massachusetts Water Resources Authority, Green Bond, Series B, Rev., 5.00%, 08/01/2026	1,000	1,087
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,468

		79,591

Michigan — 1.6%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.60%), 3.79%, 07/01/2032 (aa)	1,000	939
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	438
Series A, GO, 5.00%, 04/01/2039	115	117
Series A, GO, 5.00%, 04/01/2046	35	34
Series A, GO, 5.00%, 04/01/2050	30	29
Detroit Downtown Development Authority, Catalyst Development Project, Series A, Tax Allocation, AGM, 5.00%, 07/01/2048	2,000	2,001
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	239
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	379
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	302
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	668
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,310

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,419
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,086
Rev., CNTY GTD, AMT, 5.00%, 01/01/2040	1,125	1,215
Great Lakes Water Authority Water Supply System Revenue, Taxable Senior Lien, Series C, Rev., 2.19%, 07/01/2027	3,000	2,741
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	80
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,440
Lansing Board of Water & Light, Series A, Rev., 5.00%, 07/01/2048	1,675	1,781
Michigan Finance Authority,
Rev., 5.00%, 11/15/2023	1,375	1,389
Rev., 5.00%, 11/15/2045	5,000	5,082
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	271
Rev., 5.00%, 05/01/2046	2,000	1,679
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,448
Rev., 5.00%, 04/15/2030	3,000	3,450
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	105
Michigan Finance Authority, Henry Ford Health System, Series A, Rev., 5.00%, 11/15/2048	5,000	5,086
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	781
Rev., 5.00%, 09/01/2033	800	903
Rev., 5.00%, 09/01/2034	570	641
Rev., 5.00%, 09/01/2035	1,200	1,338
Michigan Finance Authority, Multi Modal McLaren Health Care,
Rev., 4.00%, 02/15/2044	9,625	9,327
Rev., 4.00%, 02/15/2050	2,500	2,329
Michigan Finance Authority, Senior Lien Great Lakes, Rev., 5.00%, 07/01/2033	5,000	5,103
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,719
Michigan Finance Authority, Trinity Health Credit Group, Rev., 5.00%, 12/01/2036	1,000	1,101
Michigan State Building Authority,
Series I, Rev., 5.00%, 10/15/2027	2,500	2,789
Series I, Rev., 5.00%, 10/15/2029	1,750	2,033
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	111
Michigan State Housing Development Authority,
Series A, Rev., 0.55%, 04/01/2025	375	353
Series C, Rev., 3.00%, 06/01/2051	2,415	2,367
Michigan State Housing Development Authority, Carpenter Place Apartments, Rev., HUD, 1.25%, 12/01/2024 (z)	495	489
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	3,285	3,213
Series A, Rev., 5.00%, 06/01/2053	2,435	2,570
Michigan State Housing Development Authority, Social Bonds,
Series A, Rev., 5.50%, 12/01/2053 (w)	1,305	1,424
Series D, Rev., 5.50%, 06/01/2053	350	379
Michigan State University,
Series A, Rev., 5.00%, 08/15/2029	2,000	2,307
Series A, Rev., 5.00%, 08/15/2038	250	251

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Series C, Rev., 4.00%, 02/15/2039	2,000	2,003
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,509
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,053
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	704
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,662
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	470
State of Michigan, Garvee, Rev., GAN, 5.00%, 03/15/2027	2,000	2,197
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,171
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,513
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,075

		96,613

Minnesota — 0.8%
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,752
Dakota County Community Development Agency, Aster House Apartments Project, Rev., 0.35%, 06/01/2024 (z)	2,415	2,401
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	9,209
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	880
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate,
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,503
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,968
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	740	724
Series C, Rev., 5.00%, 08/01/2032	2,365	2,786
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	850	831
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,230	3,167
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	341	325
Series I, Rev., 3.00%, 01/01/2051	1,725	1,690
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	95	93
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	1,120	1,093
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	245	239
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,429
Minnesota Municipal Gas Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2052 (z)	4,370	4,424
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	945	942
Shakopee Independent School District No. 720, Series D, GO, 5.00%, 02/01/2024	3,685	3,753
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,500	4,165
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	737
Series A, GO, 5.00%, 08/01/2026	250	272
Series A, GO, 5.00%, 10/01/2029	45	50
Series A, GO, 5.00%, 10/01/2032	1,000	1,113

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
Series A, GO, 5.00%, 08/01/2033	2,000	2,159
Series A, GO, 5.00%, 08/01/2034	2,000	2,252
Series E, GO, 3.00%, 08/01/2026	710	721

		50,678

Mississippi — 0.1%
Mississippi Business Finance Corp., Chevron USA, Inc., Rev., VRDO, 3.80%, 04/07/2023 (z)	4,000	4,000
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	113
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,423
Mississippi Home Corp., Social Bond, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.00%, 12/01/2052	185	196
Mississippi Home Corp., Southwest Village Apartments Project, Rev., HUD, 2.00%, 02/01/2025 (z)	2,970	2,942
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	259

		8,933

Missouri — 0.8%
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	754
City of St Louis Airport Revenue, St Louis Lambert International, Rev., 5.00%, 07/01/2048	1,000	1,083
City of St. Charles, Series B, COP, 4.00%, 02/01/2029	515	551
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,533
Series A, Rev., 4.00%, 11/01/2035	1,000	1,011
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	2,976
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Rev., 5.00%, 11/01/2035	3,400	3,255
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	2,011
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,419
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	445
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	993
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,251
Rev., AMT, 4.00%, 03/01/2040	2,500	2,426
Rev., AMT, 5.00%, 03/01/2029	3,050	3,327
Rev., AMT, 5.00%, 03/01/2038	2,480	2,619
Rev., AMT, 5.00%, 03/01/2044	5,000	5,185
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	421
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 05/01/2052	490	480
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	3,115	3,047
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	440	433
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — continued
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,918
Orchard Farm R-V School District,
COP, 4.00%, 04/01/2027 (p)	400	424
COP, 4.00%, 04/01/2028 (p)	410	441
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	519
St. Charles County Industrial Development Authority, Hidden Valley Estates, Rev., HUD, 0.27%, 08/01/2025 (z)	1,290	1,266
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,411
State of Missouri, Health & Educational Facilities, Saint Luke’s Health System, Inc., Rev., 5.00%, 11/15/2023	290	294
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2023-XL0424, Rev., VRDO, LIQ: Barclays Bank plc, 3.89%, 04/07/2023 (e) (z)	5,000	5,000

		49,498

Montana — 0.1%
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	3,125	3,065
Series A, Rev., 3.00%, 06/01/2052	360	351
Series B2, Rev., AMT, 3.50%, 12/01/2042	345	343
Series B, Rev., 3.00%, 12/01/2051	1,230	1,203
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,052
Montana State Board of Regents,
Series G, Rev., 5.00%, 11/15/2031	250	298
Series G, Rev., 5.00%, 11/15/2032	630	746

		7,058

Nebraska — 0.5%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	4,000	4,011
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	4,053
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 4.50%, 07/01/2035 (aa)	2,230	2,204
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	331
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	3,075
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,067
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,282
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	1,016
Nebraska Public Power District, Series A, Rev., 0.60%, 01/01/2051 (z)	9,000	8,940
University of Nebraska, University Nebraska Lincoln Student, Rev., 3.00%, 07/01/2035 (p)	1,030	1,049

		29,028

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — 1.0%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,023
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	210	174
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,203
Clark County School District,
Series B, GO, 5.00%, 06/15/2030	1,445	1,675
Series C, GO, 5.00%, 06/15/2026	1,250	1,345
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	560
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,364
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,177
County of Clark Department of Aviation, Jet Aviation Fuel Tax, Rev., AMT, 5.00%, 07/01/2025	1,625	1,681
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,409
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	2,000	2,062
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,718
Rev., 5.00%, 07/01/2031	1,950	2,211
Rev., 5.00%, 07/01/2032	2,385	2,700
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,518
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,616
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	844
Las Vegas Convention & Visitors Authority,
Series B, Rev., 5.00%, 07/01/2029	1,345	1,522
Series B, Rev., 5.00%, 07/01/2034	1,275	1,490
Series B, Rev., 5.00%, 07/01/2043	5,150	5,413
Las Vegas Valley Water District,
Series A, GO, 5.00%, 06/01/2026	1,500	1,621
Series C, GO, 5.00%, 06/01/2032	1,560	1,891
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,232
Las Vegas Valley, Water District, Series B, GO, 5.00%, 12/01/2023	70	71
State of Nevada Department of Business & Industry, Brightline West Passenger Rail, Rev., AMT, 3.70%, 01/01/2050 (e) (z)	3,415	3,418

		58,938

New Hampshire — 0.2%
New Hampshire Business Finance Authority,
Series 1A, Rev., 4.13%, 01/20/2034	954	951
Series 2022-1, Rev., 4.38%, 09/20/2036	658	651
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (f)	2,000	1,701
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	728
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	265
Rev., 4.00%, 01/01/2027	250	244
Rev., 4.00%, 01/01/2028	290	280
Rev., 4.00%, 01/01/2029	300	286
Rev., 4.00%, 01/01/2030	280	264
Rev., 4.00%, 01/01/2031	290	271

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Hampshire — continued
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,558
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Rev., AMT, (SIFMA Municipal Swap Index + 0.38%), 4.35%, 10/01/2033 (aa)	4,170	4,067
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	435	479

		11,745

New Jersey — 3.2%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy,
Rev., 6.00%, 06/15/2042	530	575
Rev., 6.00%, 06/15/2047	1,000	1,074
City of Newark,
Series A, GO, AGM, 5.00%, 10/01/2027	100	110
Series A, GO, AGM, 5.00%, 10/01/2028	750	839
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	904
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	710
Rev., BAM, 4.00%, 07/01/2051	1,000	962
Hudson County Improvement Authority, Hudson County Courthouse Project, Rev., 5.00%, 10/01/2028	150	170
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,079
New Jersey Building Authority, Prerefunded Refunding, Series A, Rev., BAM, 5.00%, 06/15/2025 (p)	1,000	1,054
New Jersey Economic Development Authority,
Series A, Rev., 5.00%, 11/01/2027	2,500	2,714
Series AAA, Rev., 5.00%, 06/15/2036	1,000	1,049
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	545
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,437
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,224
Series B, Rev., 5.00%, 11/01/2023	75	76
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,218
Series DDD, Rev., 5.00%, 06/15/2033 (p)	1,500	1,664
Series WW, Rev., 5.00%, 06/15/2034 (p)	1,500	1,582
Series WW, Rev., 5.25%, 06/15/2030 (p)	1,000	1,059
New Jersey Economic Development Authority, American Water Company,
Series B, Rev., AMT, 1.20%, 11/01/2034 (z)	1,265	1,260
Series C, Rev., AMT, 1.15%, 06/01/2023	135	135
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Rev., AMT, 5.13%, 09/15/2023	710	710
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	252
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,262
Series E, Rev., AMT, 0.85%, 12/01/2025	2,205	2,015
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,002

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, Portal North Bridge NJ Transit,
Rev., 5.00%, 11/01/2038	5,345	5,862
Rev., 5.00%, 11/01/2052	6,190	6,518
Rev., 5.25%, 11/01/2041	6,000	6,595
New Jersey Economic Development Authority, School Facilities Construction,
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,653
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,612
New Jersey Economic Development Authority, School Facilities Construction SIFMA, Series I, Rev., (SIFMA Municipal Swap Index + 1.60%), 5.57%, 03/01/2028 (aa)	10,000	9,979
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 4.00%, 06/15/2034	500	520
Series QQQ, Rev., 4.00%, 06/15/2035	500	514
Series QQQ, Rev., 5.00%, 06/15/2026	555	591
Series QQQ, Rev., 5.00%, 06/15/2027	410	442
Series QQQ, Rev., 5.00%, 06/15/2028	400	439
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,532
Series B, Rev., 5.00%, 06/15/2028	8,635	9,468
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,086
New Jersey Educational Facilities Authority, Princeton University,
Series B, Rev., 5.00%, 07/01/2024	1,000	1,031
Series I, Rev., 5.00%, 07/01/2036	1,015	1,108
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035	200	232
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,390
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,273
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	584
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,440
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,613
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,589
New Jersey Higher Education Student Assistance Authority, Senior,
Series A, Rev., AMT, 3.50%, 12/01/2039	115	112
Series B, Rev., AMT, 4.00%, 12/01/2041	250	252
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	308
New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Rev., AMT, 5.00%, 12/01/2023	215	218
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,094
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	2,550	2,536
New Jersey Housing & Mortgage Finance Agency, Browns Woods Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	850	839
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	200	212
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	825	803

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 4.00%, 06/15/2035	2,000	2,061
Series A, Rev., 5.00%, 12/15/2028	300	332
Series A, Rev., 5.00%, 06/15/2029	1,550	1,725
Series A, Rev., 5.00%, 06/15/2030	3,000	3,382
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,728
Series AA, Rev., 5.00%, 06/15/2029	1,000	1,113
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,373
Series AA, Rev., 5.00%, 06/15/2045	660	694
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,204
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	1,000	528
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Rev., 5.00%, 06/15/2023	55	55
New Jersey Transportation Trust Fund Authority, Program B,
Rev., 5.00%, 06/15/2037	2,000	2,207
Rev., 5.25%, 06/15/2046	14,455	15,655
New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.00%, 06/15/2036	1,305	1,308
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	559
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	2,002
Rev., 5.00%, 12/15/2028	1,000	1,105
Rev., 5.00%, 12/15/2031	1,560	1,745
New Jersey Turnpike Authority,
Series A, Rev., 4.00%, 01/01/2042	1,000	1,002
Series B, Rev., 4.50%, 01/01/2048	1,750	1,804
Series D, Rev., 5.00%, 01/01/2028	2,400	2,575
Series E, Rev., 5.00%, 01/01/2027	1,000	1,093
Series E, Rev., 5.00%, 01/01/2032	7,000	7,291
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	418
GO, BAM, 4.00%, 07/15/2035	410	421
GO, BAM, 4.00%, 07/15/2036	425	430
GO, BAM, 4.00%, 07/15/2037	430	431
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,290
Rev., AGM, 5.00%, 06/01/2040	1,100	1,279
Rev., AGM, 5.00%, 06/01/2041	1,000	1,166
Rev., AGM, 5.00%, 06/01/2042	1,000	1,171
Rutgers The State University of New Jersey, Series L, Rev., 5.00%, 05/01/2043 (p)	1,805	1,808
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	507
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,056
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,034
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	559
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,350
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,150

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,388
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,208
Series A, GO, 5.00%, 06/01/2028	4,245	4,771

		200,104

New Mexico — 0.4%
Albuquerque Municipal School District No. 12, Series A, GO, 5.00%, 08/01/2024	250	258
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,605
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	1,000	967
City of Farmington, San Juan And Four Corners, Rev., 2.15%, 04/01/2033	4,890	4,060
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	930	840
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,120
New Mexico Finance Authority, Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,029
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,159
Rev., 5.00%, 06/01/2032	1,000	1,089
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	500
New Mexico Mortgage Finance Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,250	1,223
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,150	2,100
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	185	186
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,500	3,594
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,552
Winrock Town Center Tax, Increment Development District No. 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,461

		23,743

New York — 11.9%
Albany County, Airport Authority, Series B, Rev., AMT, 5.00%, 12/15/2023	1,225	1,238
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,703
Rev., AGM, 5.00%, 04/01/2026	500	529
Build C Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	251
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	338
Build NYC Resource Corp., Academic Leadership Charter School,
Rev., 4.00%, 06/15/2023	100	100
Rev., 4.00%, 06/15/2024	70	70
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e) (f)	1,220	1,030
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	619
Build NYC Resource Corp., Grand Concourse Academy Charter School,
Rev., 5.00%, 07/01/2042	555	566
Rev., 5.00%, 07/01/2052	700	704

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,067
Series A, GO, 5.00%, 09/01/2027	1,500	1,596
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	367
Series A1, GO, 4.00%, 08/01/2034	3,000	3,180
Series A1, GO, 4.00%, 08/01/2036	1,000	1,044
Series A1, GO, 5.00%, 08/01/2029	2,900	3,364
Series A1, GO, 5.00%, 09/01/2034	2,000	2,392
Series A1, GO, 5.00%, 08/01/2041	3,000	3,267
Series A1, GO, 5.25%, 09/01/2042	8,715	9,877
Series B1, GO, 5.00%, 08/01/2031	1,000	1,197
Series B1, GO, 5.00%, 10/01/2031	500	600
Series B1, GO, 5.00%, 08/01/2035	90	106
Series B1, GO, 5.00%, 12/01/2037	1,760	1,895
Series C1, GO, 5.00%, 08/01/2031	500	586
Series C, GO, 5.00%, 08/01/2027	2,330	2,591
Series D1, GO, 5.00%, 12/01/2024	150	156
Series D1, GO, 5.00%, 12/01/2031	1,380	1,561
Series D1, GO, 5.00%, 12/01/2036	11,955	13,185
Series D1, GO, 5.00%, 12/01/2044	2,560	2,740
Series E, GO, 5.00%, 08/01/2028	1,625	1,848
Series E, GO, 5.00%, 08/01/2033	2,000	2,264
Series F1, GO, 5.00%, 03/01/2043	1,000	1,093
Series J3, GO, AGM, 4.30%, 06/01/2036 (z)	1,000	1,000
Series J, GO, 5.00%, 08/01/2025	1,320	1,329
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 4.50%, 04/01/2023 (z)	120	120
Series 3, GO, VRDO, 4.17%, 04/07/2023 (z)	1,590	1,590
City of New York, Fiscal 2008, Series J10, GO, 5.00%, 08/01/2026	505	549
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	125	130
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,537
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	460
Series C, GO, 5.00%, 08/01/2033	2,000	2,329
Series C, GO, 5.00%, 08/01/2035	4,740	5,439
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	230
GO, 5.25%, 05/01/2041	2,000	2,273
GO, 5.50%, 05/01/2044	1,000	1,157
City of New York, Fiscal 2022 Subordinated, Series D3, GO, VRDO, 3.95%, 04/01/2023 (z)	10,000	10,000
City of New York, Subordinated, Series E1, GO, 4.00%, 04/01/2050 (w)	8,500	8,217
City of New York, Unrefunded, Series F1, GO, 5.00%, 03/01/2037	5	5
City of Yonkers,
Series F, GO, BAM, 5.00%, 11/15/2038	500	559
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,108
County of Dutchess, Local Development Corp., Marist College Project, Series A, Rev., 5.00%, 07/01/2045	485	496
County of Nassau, Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,570

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,212
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	4,003
Hudson Yards Infrastructure Corp.,
Series A, Rev., AGM, 4.00%, 02/15/2047	9,335	9,033
Series A, Rev., 5.00%, 02/15/2045	2,210	2,328
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,214
Series A, Rev., 5.00%, 09/01/2037	1,250	1,399
Series B, Rev., 1.50%, 09/01/2051 (z)	5,700	5,376
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,523
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.55%), 3.78%, 11/01/2032 (aa)	1,770	1,764
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 4.04%, 11/01/2032 (aa)	430	421
Series A, Rev., 5.25%, 11/15/2030	3,025	3,293
Series A, Rev., 5.25%, 11/15/2034	8,000	8,681
Series B4, Rev., 5.00%, 11/15/2023	2,000	2,028
Series B, Rev., 5.00%, 11/15/2024	340	350
Series B, Rev., 5.00%, 11/15/2025	540	565
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,114
Series D, Rev., 5.00%, 11/15/2027	1,200	1,269
Series D, Rev., 5.00%, 11/15/2038	600	601
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,692
Metropolitan Transportation Authority, Green Bond,
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,147
Series B, Rev., 5.00%, 11/15/2023	100	101
Series C2, Rev., Zero Coupon, 11/15/2032	500	343
Series C, Rev., 5.00%, 11/15/2040	2,465	2,586
Series D, Rev., 5.00%, 11/15/2034 (z)	5,000	5,127
Series E, Rev., 4.00%, 11/15/2045	60	56
Series E, Rev., 5.00%, 11/15/2029	250	272
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,046
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,095
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,086
Series D3, Rev., 4.00%, 11/15/2049	1,000	911
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,670
Metropolitan Transportation Authority, Transportation,
Series A1, Rev., 5.00%, 11/15/2044	4,500	4,508
Series A1, Rev., 5.25%, 11/15/2039	1,000	1,005
Series B, Rev., 5.25%, 11/15/2037	4,795	4,847
Series C1, Rev., 5.00%, 11/15/2026	305	317
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,825
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2027	1,000	1,068
Rev., 5.00%, 12/01/2028	1,700	1,831
Rev., 5.00%, 12/01/2029	1,900	2,056

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2024	270	275
Series A, Rev., 5.00%, 02/15/2026	6,055	6,461
Series A, Rev., 5.00%, 02/15/2027	5,360	5,851
Series A, Rev., 5.00%, 02/15/2028	3,760	4,193
Series A, Rev., 5.00%, 02/15/2029	2,485	2,827
New York City Housing Development Corp., Sustainability Bonds,
Rev., FHA, 0.70%, 11/01/2060 (z)	2,500	2,348
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,790	1,678
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	948
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Rev., AGM, 3.00%, 01/01/2040	250	204
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,063
Series A, Rev., AGM, 5.00%, 01/01/2025	250	259
Series A, Rev., AGM, 5.00%, 01/01/2027	625	675
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,116
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,694
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	8,509
Rev., AGM, 5.00%, 03/01/2028	1,250	1,374
Rev., AGM, 5.00%, 03/01/2029	1,500	1,676
Rev., AGM, 5.00%, 03/01/2030	3,900	4,418
New York City Municipal Water Finance Authority,
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,859
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,346
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 3.80%, 04/01/2023 (z)	8,000	8,000
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,352
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	18,403
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	606
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,080
Series S1, Rev., 5.00%, 07/15/2031	1,590	1,908
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,564
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	3,000	3,487
New York City Transitional Finance Authority Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2028	600	687
Series E1, Rev., 3.00%, 02/01/2028	730	753
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,393
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Rev., 4.00%, 11/01/2035	7,000	7,414
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,063
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated, Series A3, Rev., 4.00%, 08/01/2042	2,500	2,483

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	2,040
Rev., 5.00%, 11/01/2025	255	271
Series B1, Rev., 4.00%, 08/01/2042	500	497
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,079
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,858
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 11/01/2026	1,000	1,094
Rev., 5.00%, 05/01/2031	1,000	1,184
Rev., 5.25%, 08/01/2042	3,000	3,402
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,987
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,846
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,383
New York City Transitional Finance Authority, Future Tax Secured, Rev., 5.00%, 11/01/2026	375	410
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series I, Rev., 5.00%, 05/01/2027	345	346
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	578
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	1,350	1,565
Series BB1, Rev., 5.00%, 06/15/2049	500	535
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,206
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,183
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,759
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	1,005	1,089
Rev., 5.00%, 06/15/2029	870	1,009
Rev., 5.00%, 06/15/2047	14,655	14,721
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,889
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,532
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,324
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,154
Series DD, Rev., 5.00%, 06/15/2047	6,680	7,057
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 3.65%, 04/01/2023 (z)	2,000	2,000
New York City Water & Sewer System, Water And Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,180
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,401
Series 1WTC, Rev., 4.00%, 02/15/2043	1,000	986
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,390
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	10,900	10,468
New York Power Authority, Green Transmission Project,
Rev., AGM, 4.00%, 11/15/2036	145	151
Rev., AGM, 5.00%, 11/15/2028	1,000	1,149
Rev., AGM, 5.00%, 11/15/2033	1,700	2,054
Rev., AGM, 5.00%, 11/15/2034	1,385	1,656
Rev., AGM, 5.00%, 11/15/2035	1,250	1,476

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority,
Series 2015-B, Rev., 5.00%, 03/15/2027 (p)	1,000	1,062
Series A, Rev., 4.00%, 03/15/2039	1,000	1,006
Series A, Rev., 5.00%, 03/15/2024 (p)	100	102
Series A, Rev., 5.00%, 03/15/2029	3,000	3,451
Series A, Rev., 5.00%, 03/15/2034	2,000	2,159
Series A, Rev., 5.00%, 03/15/2040	1,000	1,085
New York State Dormitory Authority, Bidding Group 1, Series E, Rev., 5.00%, 03/15/2029	3,000	3,451
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.00%, 07/01/2031	1,000	1,212
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,472
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	107
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,381
New York State Dormitory Authority, Group 1, Series A, Rev., 5.00%, 03/15/2024 (p)	2,000	2,046
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,341
Series A, Rev., 5.00%, 03/15/2036	2,015	2,233
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,505
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	1,000	1,019
Series A, Rev., 5.00%, 08/01/2026	900	916
Series A, Rev., 5.00%, 08/01/2031	1,010	1,014
New York State Dormitory Authority, New York University, Series A, Rev., 4.00%, 07/01/2035	620	637
New York State Dormitory Authority, Northwell Health Obligated Group,
Rev., 4.00%, 05/01/2045	6,500	6,298
Rev., 4.25%, 05/01/2052	4,930	4,664
Rev., 5.00%, 05/01/2052	3,000	3,155
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	3,044
New York State Dormitory Authority, St. John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	966
New York State Dormitory Authority, Unrefunded, Series D, Rev., 5.00%, 02/15/2027	35	38
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028	1,000	1,128
New York State Dormitory Authority, Unrefunded School Districts Revenue, Rev., AGM, 5.00%, 10/01/2025	1,460	1,545
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,609
New York State Environmental Facilities Corp., Green Bond 2010 Master Finance, Rev., 4.00%, 08/15/2037	1,760	1,827
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project,
Rev., 5.00%, 09/15/2028	575	660
Rev., 5.00%, 09/15/2031	250	305
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	2,851
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System Incorporate Project, Rev., AMT, 2.75%, 09/01/2050 (f) (z)	250	235
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue Revolving, Rev., 5.00%, 06/15/2026	1,000	1,087
New York State Housing Finance Agency, Sustainability Bonds,
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,711
Series I, Rev., SONYMA, 0.70%, 11/01/2056 (z)	2,375	2,214
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,170	3,790

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	2,320	2,135
Series K, Rev., SONYMA, 0.70%, 11/01/2024	1,085	1,042
Series P, Rev., 1.55%, 11/01/2023	170	168
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	501
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,183
Series A, Rev., 5.00%, 03/15/2027	1,000	1,100
Series L, Rev., 5.00%, 01/01/2024	75	76
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,112
New York State Urban Development Corp., Bidding Group 1,
Series A, Rev., 5.00%, 03/15/2027	4,000	4,405
Series A, Rev., 5.00%, 03/15/2034	1,690	2,012
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	3,127
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,047
Rev., 4.00%, 03/15/2041	5,000	4,999
Rev., 5.00%, 03/15/2030	500	587
Series C3, Rev., 5.00%, 03/15/2038	1,860	2,009
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	1,987
Rev., 5.00%, 03/15/2028	1,250	1,410
Rev., 5.00%, 03/15/2034	3,000	3,054
Series A, Rev., 5.00%, 03/15/2024	1,000	1,024
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,356
Series B, Rev., 3.54%, 03/15/2028	7,000	6,696
New York Transportation Development Corp., American Airlines, Inc.,
Rev., AMT, 2.25%, 08/01/2026	770	716
Rev., AMT, 5.00%, 08/01/2026	7,000	7,005
New York Transportation Development Corp., Delta Air Lines, Inc. LaGuardia, Rev., AMT, 5.00%, 01/01/2032	3,000	3,109
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,338
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 5.00%, 07/01/2046	12,180	12,204
Rev., AMT, 5.25%, 01/01/2050	7,425	7,446
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment,
Rev., AMT, 4.00%, 07/01/2031	4,500	4,509
Rev., AGM, AMT, 4.00%, 07/01/2035	5,080	5,086
Rev., AMT, 5.00%, 07/01/2041	1,000	1,003
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	595
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 5.00%, 12/01/2030	1,710	1,878
Rev., AMT, 5.00%, 12/01/2032	2,005	2,220
Rev., AMT, 5.00%, 12/01/2033	1,000	1,082
Rev., AMT, 5.00%, 12/01/2037	3,500	3,711
Rev., AMT, 5.00%, 12/01/2038	1,000	1,059

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	286
Rev., AMT, 4.00%, 12/01/2039	300	284
Rev., AMT, 4.00%, 12/01/2040	1,475	1,376
Rev., AMT, 4.00%, 12/01/2041	300	277
Rev., AMT, 4.00%, 12/01/2042	300	274
Rev., 5.00%, 12/01/2024	200	206
Rev., 5.00%, 12/01/2025	200	210
Rev., 5.00%, 12/01/2026	200	214
Rev., 5.00%, 12/01/2027	200	218
Rev., 5.00%, 12/01/2028	200	221
Rev., 5.00%, 12/01/2037	250	273
Rev., 5.00%, 12/01/2038	2,250	2,450
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,388
Series 223, Rev., AMT, 5.00%, 07/15/2023	1,220	1,226
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	5,084
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,439
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,270
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,163
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,225
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,839
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,698
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	767
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,378
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,080
Series 222, Rev., 4.00%, 07/15/2036	10,250	10,622
Series 222, Rev., 5.00%, 07/15/2034	5,000	5,839
State of New York Mortgage Agency, Social Bond, Series 239, Rev., SONYMA, 3.25%, 10/01/2051	290	285
State of New York Mortgage Agency, Social Bonds,
Series 233, Rev., 3.00%, 10/01/2045	2,330	2,284
Series 235, Rev., AMT, 0.40%, 04/01/2023	215	215
Series 235, Rev., AMT, 0.55%, 10/01/2023	190	187
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	110	109
Triborough Bridge & Tunnel Authority,
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	4,020
Series A, Rev., BAN, 5.00%, 08/15/2024	3,000	3,093
Series A, Rev., 5.00%, 11/15/2041	1,975	2,066
Series A, Rev., 5.00%, 11/15/2047	2,500	2,730
Series A, Rev., 5.00%, 11/15/2049	3,040	3,262
Series B2, Rev., 5.00%, 11/15/2027	2,000	2,238
Triborough Bridge & Tunnel Authority, Green Bond,
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,287
Series E-2B, Rev., 5.00%, 11/15/2032	575	696
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,720

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels,
Rev., 5.00%, 11/15/2026	3,660	4,001
Rev., 5.00%, 11/15/2027	1,285	1,438
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,883
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,620
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,450
Series C, Rev., 5.25%, 05/15/2052	10,000	11,150
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,289
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035	2,000	2,362
Rev., 5.00%, 05/15/2036	2,000	2,329
Rev., 5.00%, 05/15/2038	4,240	4,836
Triborough Bridge & Tunnel Authority, Subordinated, Series A, Rev., 5.00%, 11/15/2025	50	50
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	751
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	6,226
Utility Debt Securitization Authority, Restructuring, Rev., 5.00%, 12/15/2025	15	15
Utility Debt Securitization Authority, Restructuring Bonds,
Rev., 5.00%, 12/15/2033	1,500	1,595
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,684
Series TE, Rev., 5.00%, 12/15/2032	800	955
Westchester County Industrial Development Agency, Marble Hall Tuckahoe Limited, Rev., FHA, 0.28%, 04/01/2024 (z)	270	270
Westchester County Local Development Corp., Purchase Senior Learning, Rev., 2.88%, 07/01/2026 (e)	500	475
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	340	309

		733,365

North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,181
City of Charlotte Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2023	1,750	1,758
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,313
Rev., AMT, 5.00%, 07/01/2049	5,000	5,192
City of Charlotte, 2003 Governmental Facilities Project, VRDO, COP, LIQ: Wells Fargo Bank NA, 3.90%, 04/07/2023 (z)	2,600	2,600
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,413
City of Goldsboro, Grand At Day Point Project, Rev., HUD, GNMA COLL, 0.28%, 05/01/2024 (z)	2,785	2,776
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,666
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	55	55
Series 44, Rev., 4.00%, 07/01/2050	345	348
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 1.90%, 01/01/2032	1,525	1,281
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	980	958
North Carolina Housing Finance Agency, Wind Crest Senior Living, Rev., 0.36%, 06/01/2024 (z)	825	822

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Medical Care Commission, CaroMont Health, Series A, Rev., 4.00%, 02/01/2036	500	517
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	814
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	594
Series A, Rev., 4.00%, 10/01/2040	1,200	1,023
Series A, Rev., 4.00%, 10/01/2045	2,250	1,810
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,978
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	697
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024 (p)	7,130	7,256
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,520
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,042
Raleigh Durham Airport Authority,
Series A, Rev., AMT, 5.00%, 05/01/2032	1,200	1,312
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	3,041
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,146
University of North Carolina at Chapel Hill, University of North Carolina at Chapel Hill, Rev., (United States SOFR * 0.67 + 0.65%), 3.88%, 12/01/2041 (aa)	1,250	1,248
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,425

		55,786

North Dakota — 0.3%
Cass County Joint Water Resource District, Series A, GO, 0.48%, 05/01/2024	3,635	3,491
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2027	595	629
Rev., 5.00%, 12/01/2031	1,900	2,065
City of West Fargo, Series A, GO, 2.00%, 05/01/2023	525	524
County of Ward, Trinity Obligation Group, Series C, Rev., 5.00%, 06/01/2043	2,500	2,191
North Dakota Housing Finance Agency,
Series B, Rev., 3.00%, 07/01/2051	2,020	1,980
Series C, Rev., 4.00%, 01/01/2050	755	764
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	45	44
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	2,385	2,406
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	1,040	1,013
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,315	1,434
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,425
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	315

		18,281

Ohio — 1.9%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	5,775	5,876
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,232
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	497
Rev., 4.00%, 11/15/2035	1,000	978
Rev., 4.00%, 11/15/2038	750	696

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,785
Rev., 5.00%, 02/15/2026	600	639
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	12,815	11,603
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	1,950
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,141
Cleveland Department of Public Utilities Division of Water, Series FF, Rev., 5.00%, 01/01/2026	300	321
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,000	975
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	55
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,390
County of Franklin, Nationwide Children’s Hospital, Rev., 5.00%, 11/01/2031	1,000	1,165
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,605
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	791
Rev., 5.00%, 08/01/2029	145	163
Rev., 5.00%, 08/01/2033	230	265
County of Montgomery, Kettering Health Network Obligations,
Rev., 4.00%, 08/01/2037	525	532
Rev., 4.00%, 08/01/2041	1,200	1,173
Dayton Metropolitan Housing Authority, Southern Montgomery Apartments, Rev., HUD, 0.32%, 09/01/2024 (z)	1,505	1,482
Hamilton City School District, Various Purpose, GO, 5.00%, 12/01/2034 (p)	1,500	1,561
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,100
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	582
Series A, Rev., 5.00%, 09/01/2030	1,005	1,178
Northeast Ohio Medical University,
Rev., BAM, 5.00%, 12/01/2043	1,475	1,577
Series A, Rev., 4.00%, 12/01/2035	250	249
Ohio Air Quality Development Authority, American Electric Power Company, Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,217
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,056
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,265
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	886
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project,
Rev., 1.38%, 02/01/2026 (z)	1,875	1,779
Rev., 1.50%, 02/01/2026 (z)	120	110
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 4.20%, 12/01/2042 (aa)	155	149
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,124
Ohio Higher Educational Facility Commission, Otterbein Homes Obligated, Rev., 4.00%, 07/01/2023	75	75
Ohio Higher Educational Facility Commission, Senior University Circle, Inc. Project, Rev., 5.00%, 01/15/2037	265	267
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,254
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	980	997

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio Housing Finance Agency, Franklin Manor North Project, Rev., HUD, 0.25%, 09/01/2024 (z)	160	157
Ohio Housing Finance Agency, Glen Meadows Apartments, Rev., HUD, 0.40%, 11/01/2024 (z)	620	607
Ohio Housing Finance Agency, Marianna Terrace Apartments, Rev., HUD, 1.30%, 03/01/2025 (z)	330	323
Ohio Housing Finance Agency, Post Oak Station, Rev., HUD, 3.35%, 07/01/2025 (z)	295	294
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,529
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028	500	561
Rev., 5.00%, 02/15/2033	365	447
Rev., 5.00%, 02/15/2039	3,000	3,460
Ohio Water Development Authority, Series A, Rev., 5.00%, 06/01/2029	500	575
Ohio Water Development Authority Water Pollution Control Loan Fund, Green Bond, Series A, Rev., 5.00%, 12/01/2034	160	190
Ohio Water Development Authority Water Pollution Control Loan Fund, Loan Fund, Series A, Rev., 5.00%, 12/01/2031	1,000	1,106
Ohio Water Development Authority, Fresh Water, Series A, Rev., 5.00%, 06/01/2023	155	156
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	359
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, 3.75%, 04/07/2023 (z)	3,500	3,500
State of Ohio,
GO, 5.00%, 06/15/2028	1,000	1,134
Series A, GO, 5.00%, 09/01/2024	130	135
Series A, GO, 5.00%, 03/01/2034	1,000	1,219
Series A, GO, 5.00%, 02/01/2038 (p)	3,000	3,217
Series X, GO, 5.00%, 05/01/2035	300	357
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2033	2,410	2,824
Rev., 5.00%, 01/01/2034	2,425	2,826
Rev., 5.00%, 01/01/2039	570	634
Series A, Rev., 5.00%, 01/01/2027	940	1,024
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	147
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	854
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,143
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,142
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,182
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	11,016
Series C, GO, 5.00%, 08/01/2028 (p)	350	398
State of Ohio, Infrastructure Improvement, GO, 5.00%, 03/01/2034	1,000	1,204
State of Ohio, Natural Resources, Series S, GO, 5.00%, 04/01/2024 (p)	180	180
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,254
Rev., 4.00%, 11/15/2041	1,450	1,352
Rev., 5.00%, 11/15/2028	680	735
State of Ohio, University Hospital Health, Rev., VRDO, 4.17%, 04/01/2023 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	996
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,027

		119,504

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — 0.4%
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,785
Rev., 4.00%, 03/01/2033	5,000	5,430
Rev., 4.00%, 03/01/2034	4,440	4,790
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	2,005
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 4.27%, 04/07/2023 (z)	2,110	2,110
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037	1,110	1,074
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	6,000	5,739
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,464

		24,397

Oregon — 0.7%
City of Portland Water System Revenue, Second Lien,
Series A, Rev., 4.00%, 05/01/2039	500	509
Series A, Rev., 5.00%, 05/01/2033	1,825	2,108
Hospital Facilities Authority of Multnomah County Oregon, Green Bond Terwilliger, Rev., 0.95%, 06/01/2027	1,200	1,048
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,148
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	1,330	1,281
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	2,093
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,706
Oregon State Business Development Commission, Intel Corp. Project, Series 232, Rev., 2.40%, 12/01/2040 (z)	200	199
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,825
Port of Portland Airport Revenue,
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,740
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,090
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	561
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,377
Port of Portland Airport Revenue, Portland International Airport, Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,082
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	173
Rev., 4.00%, 05/15/2040	750	608
Salem Hospital Facility Authority, Multi Model, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2023	100	100
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	3,074
State of Oregon, Series N, GO, 5.00%, 12/01/2023	1,890	1,892
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	10,246
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	645	631
State of Oregon Housing & Community Services Department, The Susan Emmons Apartment, Rev., HUD, 0.38%, 06/01/2024 (z)	945	922
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	108
State of Oregon, Article XI Q State Project,
GO, 5.00%, 05/01/2025	500	526
GO, 5.00%, 05/01/2030	405	477

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oregon — continued
State of Oregon, Article Xi-M & Xi-N Seismic, GO, 5.00%, 06/01/2030	1,995	2,353
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,350
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,425	1,386
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,059
Yamhill County Hospital Authority, Friendsview, Series B3, Rev., 1.75%, 11/15/2026	1,360	1,269

		43,941

Pennsylvania — 5.8%
Allegheny County Airport Authority, Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	11,275
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,082
Series A, Rev., 5.00%, 04/01/2047	1,560	1,607
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Rev., 4.00%, 07/15/2038	2,185	2,171
Allegheny County Industrial Development Authority, United States Steel Corp., Rev., 4.88%, 11/01/2024	1,500	1,502
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,614
Allegheny County, Hospital Development Authority, Health Network Obligations, Series A, Rev., 5.00%, 04/01/2023	1,000	1,000
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,208
Series A, Rev., 5.00%, 07/15/2027	765	833
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	421
Series B, Rev., 4.00%, 06/01/2036	675	705
Series B, Rev., 5.00%, 06/01/2030	500	584
Series B, Rev., 5.00%, 06/01/2032	550	644
Series B, Rev., 5.00%, 06/01/2033	600	700
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,009
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e) (f)	180	183
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,067
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,414
Berks County Industrial Development Authority, Tower Health Project,
Rev., 4.00%, 11/01/2050	1,500	732
Rev., 5.00%, 11/01/2047	2,155	1,303
Bethlehem Area School District Authority, Bethlehem Area School District,
Rev., (United States SOFR * 0.67 + 0.35%), 3.59%, 01/01/2030 (aa)	230	224
Rev., (United States SOFR * 0.67 + 0.35%), 3.59%, 07/01/2031 (aa)	305	298
Rev., (United States SOFR * 0.67 + 0.35%), 3.59%, 01/01/2032 (aa)	240	234
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,115
Central Bradford Progress Authority, Guthrie Clinic, Rev., VRDO, 4.59%, 04/07/2023 (z)	400	400
Chester County Health and Education Facilities Authority, Main Line Health System, Series A, Rev., 5.00%, 10/01/2035	2,025	2,155
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	7,171
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	1,953
Series A, GO, 5.00%, 08/01/2030	4,000	4,197

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,131
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,392
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,816
City of Philadelphia Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	1,066
City of Philadelphia Water & Wastewater Revenue,
Series A, Rev., 5.00%, 11/01/2045	7,000	7,535
Series C, Rev., 5.00%, 06/01/2042	1,000	1,099
City of Philadelphia, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,335
City of Philadelphia, Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2046	3,750	3,581
City of Philadelphia, Water & Wastewater Revenue, Series A, Rev., 5.00%, 11/01/2040	2,790	3,049
City of Pittsburgh, GO, 5.00%, 09/01/2030	500	558
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,112
Series 1, GO, 4.00%, 03/01/2035	3,650	3,812
Series 1, GO, 4.00%, 03/15/2035	2,000	2,031
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,493
County of Berks, GO, 4.00%, 11/15/2027 (p)	225	227
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 5.07%, 08/15/2038 (aa)	355	350
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,061
Cumberland Valley School District,
GO, 5.00%, 11/15/2032 (p)	150	152
GO, 5.00%, 11/15/2034 (p)	140	142
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,039
Rev., 5.00%, 01/01/2040	10,000	10,117
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	5,000	5,692
Series C, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.75%), 4.08%, 06/01/2037 (aa)	250	221
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	1,000	982
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	647
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	553
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,479
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,595
Series B, Rev., 5.00%, 02/15/2038	1,200	1,296
Series B, Rev., 5.00%, 02/15/2039	2,000	2,144
Montgomery County Higher Education and Health Authority, Thomas Jefferson University,
Rev., 4.00%, 05/01/2038	250	247
Rev., VRDO, 4.53%, 04/07/2023 (z)	4,050	4,050
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,527
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (w) (z)	3,335	3,383
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,519
Series C, Rev., 5.00%, 11/15/2045	2,585	2,457

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
New Castle Sanitation Authority, Series A, Rev., AGM, 3.00%, 06/01/2029	500	507
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,614
Pennsylvania Economic Development Financing Authority, Bridges Finco Project, Rev., AMT, 5.00%, 06/30/2023	495	497
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,565
Rev., AMT, 5.00%, 12/31/2034	2,000	2,042
Rev., AMT, 5.00%, 06/30/2042	1,250	1,252
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,611
Rev., 4.00%, 01/01/2029	450	455
Rev., 4.00%, 01/01/2031	800	809
Pennsylvania Economic Development Financing Authority, PPL Energy Supply LLC, Series B, Rev., VRDO, LOC: MUFG Bank Ltd., 5.00%, 04/07/2023 (z)	7,000	7,000
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project,
Rev., AMT, 3.45%, 04/01/2034 (z)	5,000	4,999
Rev., AMT, 3.45%, 04/01/2049 (z)	5,000	4,999
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges,
Rev., AGM, AMT, 5.00%, 12/31/2057	6,730	6,955
Rev., AGM, AMT, 5.50%, 06/30/2042	5,640	6,173
Rev., AMT, 5.75%, 06/30/2048	7,000	7,557
Rev., AMT, 6.00%, 06/30/2061	1,500	1,643
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center, Rev., 5.00%, 07/01/2038	5,500	5,518
Pennsylvania Economic Development Financing Authority, UPMC, Series A1, Rev., 4.00%, 04/15/2045	5,440	5,196
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,778
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,792
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 1.75%, 08/01/2038 (z)	5,000	4,846
Rev., AMT, 3.50%, 08/01/2045 (z)	4,885	4,884
Rev., AMT, (SIFMA Municipal Swap Index + 0.40%), 4.37%, 06/01/2041 (aa)	805	787
Series A, Rev., AMT, 0.58%, 08/01/2037 (z)	2,610	2,491
Pennsylvania Higher Education Assistance Agency, Series A, Rev., AMT, 5.00%, 06/01/2026	95	100
Pennsylvania Higher Education Assistance Agency, Senior, Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	4,018
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Rev., 5.00%, 08/15/2042	1,250	1,305
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,196
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	3,250	3,188
Pennsylvania Housing Finance Agency, Harrison Senior Tower, Rev., 0.25%, 06/01/2024 (z)	185	184
Pennsylvania Housing Finance Agency, School of Nursing, Rev., HUD, 0.27%, 08/01/2024 (z)	3,200	3,160
Pennsylvania Housing Finance Agency, Social Bonds,
Series 141B, Rev., VRDO, 3.85%, 04/07/2023 (z)	5,000	5,000
Series 141A, Rev., 5.75%, 10/01/2053	3,075	3,353

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,114
Series A1, Rev., 5.00%, 12/01/2031	250	277
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,092
Series A1, Rev., 5.00%, 12/01/2045	7,685	7,844
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,030
Series A2, Rev., 5.00%, 12/01/2024	100	104
Series A, Rev., AGM, 5.25%, 07/15/2028	300	345
Series A, Rev., 5.25%, 12/01/2044	2,500	2,694
Series B, Rev., 4.00%, 12/01/2039	3,000	3,038
Series B, Rev., 5.00%, 12/01/2026	400	437
Series B, Rev., 5.00%, 12/01/2027	900	1,003
Series B, Rev., 5.00%, 12/01/2028	700	796
Series B, Rev., 5.00%, 12/01/2039	1,305	1,462
Series B, Rev., 5.25%, 12/01/2047	3,000	3,332
Series C, Rev., 4.00%, 12/01/2040	1,400	1,425
Series C, Rev., 4.00%, 12/01/2042	1,555	1,567
Series C, Rev., 5.00%, 12/01/2027	345	384
Series C, Rev., 5.00%, 12/01/2041	1,560	1,709
Series C, Rev., 5.00%, 12/01/2046	1,350	1,449
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,063
Pennsylvania Turnpike Commission, Subordinate,
Rev., 5.00%, 12/01/2030	1,750	1,917
Series A, Rev., 4.00%, 12/01/2043	2,135	2,099
Pennsylvania Turnpike Commission, Subordinated,
Rev., 5.00%, 06/01/2026	2,000	2,123
Series A, Rev., 5.00%, 12/01/2036	2,775	2,923
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,706
Philadelphia Authority for Industrial Development, Rev., 5.00%, 05/01/2033	1,250	1,364
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e) (f)	900	881
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,186
Series A, Rev., 5.00%, 09/01/2035	1,105	1,166
Series A, Rev., 5.00%, 09/01/2047	1,000	1,020
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	4,905
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	516
Series B, Rev., AGM, 4.00%, 09/01/2038	500	509
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,267
Series C, Rev., AGM, (SIFMA Municipal Swap Index + 0.65%), 4.62%, 09/01/2040 (aa)	3,110	3,111
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	5,035
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2027	610	665
Series A, GO, 5.00%, 09/01/2031	245	283
Series A, GO, 5.00%, 09/01/2035	3,000	3,275
Series F, GO, 5.00%, 09/01/2035	5,000	5,243
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	975
Series B, GO, 5.00%, 09/01/2028	1,485	1,647

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Series B, GO, 5.00%, 09/01/2029	450	507
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,042
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program,
Rev., 5.25%, 06/01/2041	3,000	3,443
Rev., 5.25%, 06/01/2042	1,500	1,713
Rev., 5.25%, 06/01/2047	7,750	8,729
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,445
Rev., AGM, 5.00%, 02/01/2028	2,590	2,873
State Public School Building Authority, Montgomery County Community College, Rev., 5.50%, 05/01/2033 (p)	1,000	1,002
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,062
Rev., BAM, 4.00%, 03/01/2030	640	677
Rev., BAM, 4.00%, 03/01/2031	500	529
Rev., BAM, 5.00%, 03/01/2027	715	775
Rev., BAM, 5.00%, 03/01/2028	755	834
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,712
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	578
Series A, Rev., 5.00%, 07/01/2028	1,400	1,484

		355,551

Puerto Rico — 0.8%
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	433
Series A1, GO, 4.00%, 07/01/2041	505	409
Series A1, GO, 4.00%, 07/01/2046	525	409
Series A1, GO, 5.25%, 07/01/2023	1,267	1,269
Series A1, GO, 5.38%, 07/01/2025	1,917	1,947
Series A1, GO, 5.63%, 07/01/2027	4,045	4,180
Series A1, GO, 5.63%, 07/01/2029	2,000	2,088
Series A1, GO, 5.75%, 07/01/2031	2,008	2,129
Series A, GO, Zero Coupon, 07/01/2024	161	151
Series A, GO, Zero Coupon, 07/01/2033	7,410	4,196
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	2,279	992
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	71
Series AAA, Rev., 5.25%, 07/01/2024 (d)	2,450	1,746
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	71
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	399
Series NN, Rev., NATL, 4.75%, 07/01/2033 (d)	30	30
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	200
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	70
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	858
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	71
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	209
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	324
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	407
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	356

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Puerto Rico — continued
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.52%), 3.71%, 07/01/2029 (d) (aa)	500	454
Puerto Rico Highway & Transportation Authority, Restructured Toll Revenue, Series A, Rev., 5.00%, 07/01/2062	5,000	4,737
Puerto Rico Highway & Transportation Authority, Restructured Toll Revenue Convertible Capital Appreciation, Series C, Rev., 0.00%, 07/01/2053	3,000	1,747
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	1,951
Series A1, Rev., 4.75%, 07/01/2053	3,000	2,744
Series A1, Rev., 5.00%, 07/01/2058	7,500	7,063
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,295
Series A2, Rev., 4.33%, 07/01/2040	8,100	7,372

		50,378

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,029
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	375	375
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	466
Series 73A, Rev., 1.10%, 04/01/2027	300	276
Series 73A, Rev., 1.65%, 10/01/2029	715	635
Series 73A, Rev., 3.00%, 10/01/2050	1,215	1,191
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	2,720	2,661
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	411
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	4,000	3,951

		10,995

South Carolina — 1.0%
City of Columbia Waterworks & Sewer System Revenue, Rev., 5.00%, 02/01/2047	2,625	2,941
City of Rock Hill SC Combined Utility System Revenue, Rev., 5.00%, 01/01/2027	250	266
Columbia Housing Authority, Colonial Bluffs Apartments, Rev., 1.25%, 08/01/2025 (z)	770	746
Columbia Housing Authority, Palmetto Terrace Apartment, Rev., 0.31%, 06/01/2024 (z)	80	80
Lexington County Health Services District Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,041
Rev., 4.00%, 11/01/2031	1,000	1,038
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	40
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,045
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,034
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,622
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., VRDO, 4.56%, 04/07/2023 (z)	5,800	5,800
South Carolina Ports Authority, Rev., AMT, 5.00%, 07/01/2043	5,680	5,888

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
South Carolina Public Service Authority,
Series A, Rev., 4.00%, 12/01/2033	1,000	1,021
Series A, Rev., 4.00%, 12/01/2034	2,000	2,031
Series A, Rev., 4.00%, 12/01/2037	2,000	1,980
Series A, Rev., 4.00%, 12/01/2038	520	513
Series A, Rev., 5.00%, 12/01/2024	500	516
Series A, Rev., 5.00%, 12/01/2027	1,525	1,659
Series A, Rev., 5.00%, 12/01/2028	1,700	1,767
Series A, Rev., 5.00%, 12/01/2029	85	95
Series A, Rev., 5.00%, 12/01/2031	4,500	5,043
Series A, Rev., 5.00%, 12/01/2032	1,000	1,113
Series B, Rev., 5.00%, 12/01/2041	1,000	1,020
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	5,000	5,023
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,712
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 3.00%, 01/01/2052	725	709
Series A, Rev., 4.00%, 01/01/2052	880	896
Series B, Rev., 3.25%, 01/01/2052	7,135	7,048
South Carolina State Housing Finance & Development Authority, James Lewis Jr. Eastside, Rev., FNMA COLL, 0.30%, 09/01/2024 (z)	2,190	2,115
South Carolina State Housing Finance & Development Authority, Villages At Congaree, Rev., 1.25%, 06/01/2025 (z)	895	871
Spartanburg Housing Authority, Connecticut Village Apartments, Rev., 1.05%, 08/01/2025 (z)	625	617
Spartanburg Housing Authority, Hickory Heights And Oakland, Rev., HUD, 0.29%, 10/01/2024 (z)	1,000	981
Spartanburg Regional Health Services District, Services District, Inc.,
Rev., 5.00%, 04/15/2026	565	596
Rev., 5.00%, 04/15/2028	500	546

		59,413

South Dakota — 0.1%
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	222
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,780	2,719

		2,941

Tennessee — 1.2%
Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartments, Rev., 0.20%, 08/01/2024 (z)	90	89
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health, Series A1, Rev., 5.00%, 08/01/2028	305	334
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	1,032
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,571
County of Coffee, GO, 5.00%, 06/01/2026	250	270
Health Educational and Housing Facility Board of the City of Memphis (The), Tillman Cove Apartments, Rev., HUD, 0.55%, 12/01/2024 (z)	2,275	2,183
Knox County Health Educational & Housing Facility Board, Westview Towers Project, Rev., HUD, 3.95%, 12/01/2027 (z)	410	415
Knoxville’s Community Development Corp., Austin 1B Apartments Project, Rev., 0.22%, 10/01/2024 (z)	320	314

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	290
Rev., AMT, 5.00%, 07/01/2043	2,055	2,107
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,769
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Richland Hills Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	5,644	5,574
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Vanderbilt University Medical, Rev., 5.00%, 07/01/2031	2,785	3,120
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. Tenn Project, Rev., AMT, 0.58%, 08/01/2031 (z)	600	573
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Rev., 5.00%, 07/01/2025 (p)	50	50
Metropolitan Nashville Airport Authority (The),
Series B, Rev., AMT, 5.00%, 07/01/2026	70	74
Series B, Rev., AMT, 5.00%, 07/01/2027	170	181
Series B, Rev., AMT, 5.25%, 07/01/2033	270	310
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,744
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,839
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	5,500	5,417
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,308
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	4,480	4,476
Rev., 5.00%, 05/01/2052 (z)	20,595	21,487
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	4,000	4,117
Tennessee Energy Acquisition Corp., Junior, Series B, Rev., 5.63%, 09/01/2026	1,410	1,477
Tennessee Energy Acquisition Corp., Project, Series A, Rev., 4.00%, 05/01/2048 (z)	500	500
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	235	235

		76,856

Texas — 8.7%
Argyle Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,108
Arlington Higher Education Finance Corp.,
Series A, Rev., PSF-GTD, 4.00%, 08/15/2024	200	203
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	455
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	275
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	449
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	650
Arlington Higher Education Finance Corp., Legacy Traditional Schools, Rev., 4.13%, 02/15/2041	815	619
Arlington Higher Education Finance Corp., Legacy Traditional Schools Texas, Rev., 6.00%, 02/15/2042 (e)	250	238
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,161
Austin Independent School District,
GO, 5.00%, 08/01/2026	1,000	1,084
GO, 5.00%, 08/01/2038	500	587
Barbers Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2033	1,010	1,215
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,548
Beaumont Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,640

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Bexar County Hospital District, Certificates of Obligation,
GO, 5.00%, 02/15/2036	370	423
GO, 5.00%, 02/15/2037	230	260
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	1,000	1,181
Series E, Rev., 5.00%, 08/15/2027	1,000	1,112
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,812
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	2,000	2,281
GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,193
Cameron County Housing Finance Corp., Sunfield Country Apartments, Rev., 0.28%, 02/01/2024 (z)	415	410
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 0.41%, 01/01/2041 (z)	6,605	6,425
Central Texas Regional Mobility Authority,
Series B, Rev., 4.00%, 01/01/2040	800	785
Series B, Rev., 4.00%, 01/01/2051	1,250	1,145
Series B, Rev., 5.00%, 01/01/2037	1,000	1,095
Series B, Rev., 5.00%, 01/01/2046	1,500	1,599
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	595
Series B, Rev., 4.00%, 01/01/2040	500	491
Series B, Rev., 5.00%, 01/01/2024	230	233
Series B, Rev., 5.00%, 01/01/2045	3,595	3,810
Series D, Rev., 5.00%, 01/01/2033	480	544
Series E, Rev., 5.00%, 01/01/2045	2,665	2,825
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	4,875
Central Texas Turnpike System, Subordinate, Series C, Rev., 5.00%, 08/15/2042	5,000	5,021
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	2,044
GO, 5.00%, 09/01/2033	1,100	1,281
GO, 5.00%, 09/01/2034	1,750	2,027
City of Arlington, Tax Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	934
City of Arlington, Water & Wastewater System Revenue, Rev., 5.00%, 06/01/2023	90	90
City of Austin Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,545
Rev., AMT, 5.00%, 11/15/2040	1,500	1,618
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	191
Rev., 5.00%, 11/15/2039	500	511
Series C, Rev., 5.00%, 11/15/2025 (p)	175	186
Series C, Rev., 5.00%, 11/15/2032	1,000	1,173
City of Austin Water & Wastewater System Revenue, Unrefunded, Series C, Rev., 5.00%, 11/15/2025	335	356
City of Austin, Airport System Revenue,
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,103
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,187
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,505

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Austin, Electric Utility Revenue,
Series B, Rev., 5.00%, 11/15/2037	1,505	1,676
Series B, Rev., 5.00%, 11/15/2038	1,340	1,485
Series B, Rev., 5.00%, 11/15/2044	1,000	1,079
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	722
City of Austin, Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	7,000	7,350
City of Dallas Housing Finance Corp., Midpark Towers, Rev., 0.35%, 01/01/2024 (z)	120	119
City of Dallas Waterworks & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2047	5,000	5,595
Series C, Rev., 4.00%, 10/01/2031	2,000	2,158
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	7,721
Series C, Rev., 4.00%, 10/01/2040	1,000	1,026
Series C, Rev., 5.00%, 10/01/2029	1,125	1,300
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	505
GO, AGM, 4.00%, 03/01/2041	680	685
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,220
City of Garland, Certificates Obligation, GO, 5.00%, 02/15/2024	275	280
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	420
City of Houston Airport System Revenue, Subordinated, Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	1,015
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,476
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,019
Series A, Rev., AMT, 5.00%, 07/01/2028	1,000	1,084
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,752
Series B, Rev., 5.00%, 07/01/2027	1,995	2,197
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	3,701
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,292
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2023	50	50
Rev., 4.00%, 09/01/2024	150	152
Rev., 4.00%, 09/01/2025	45	46
Rev., 4.00%, 09/01/2029	280	298
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	509
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	604
City of Houston, Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 5.00%, 07/01/2028	890	964
Series B, Rev., 5.00%, 07/01/2026	1,000	1,080
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,276
Series C, Rev., 5.00%, 11/15/2029	1,850	2,145
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	272
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e) (f)	330	309

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	858
Rev., 5.00%, 04/15/2027	785	861
Rev., 5.00%, 04/15/2028	900	1,004
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	375
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	4,888
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,781
Rev., 5.00%, 02/01/2025	3,095	3,231
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 4.00%, 02/01/2037	1,000	1,024
Rev., (SIFMA Municipal Swap Index + 0.87%), 4.84%, 02/01/2048 (aa)	3,000	3,000
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	5,830
City of San Antonio, Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2027	2,000	2,110
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,122
Clifton Higher Education Finance Corp., Idea Public School,
Series A, Rev., 4.00%, 08/15/2035	415	418
Series A, Rev., 4.00%, 08/15/2047	1,300	1,192
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	732
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,162
Series T, Rev., PSF-GTD, 5.00%, 08/15/2023	60	60
Series T, Rev., PSF-GTD, 5.00%, 08/15/2024	65	67
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	74
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	59
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	33
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	45
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	248
Clifton Higher Education Finance Corp., Idea Public Schools, Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,978
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2023	75	76
Rev., PSF-GTD, 4.00%, 08/15/2024	115	117
Rev., PSF-GTD, 4.00%, 08/15/2025	145	149
Conroe Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2024	750	766
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	11,113
GO, 5.00%, 06/15/2043 (p)	2,000	2,163
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,876
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,531
County of Harris,
Series A, GO, 5.00%, 10/01/2024	1,900	1,970
Series A, GO, 5.00%, 10/01/2029	1,150	1,334
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,900
County of Nueces, GO, 5.00%, 02/15/2029	460	523
Cypress-Fairbanks Independent School District, School Building, Series B2, GO, PSF-GTD, 0.28%, 02/15/2040 (z)	1,350	1,295
Dallas Area Rapid Transit,
Series A, Rev., 5.00%, 12/01/2029 (p)	1,890	2,009
Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,125
Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2032	1,000	1,149
Dallas Fort Worth International Airport, Series B, Rev., 5.00%, 11/01/2050	4,000	4,323

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Dallas Fort Worth International Airport, Dallas Fort Worth International,
Rev., 5.00%, 11/01/2025	1,825	1,937
Rev., 5.00%, 11/01/2026	2,850	3,093
Dallas Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,240	1,330
Deer Park Independent School District, GO, PSF-GTD, 5.00%, 08/15/2028	1,000	1,132
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,322
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,656
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	6,138
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,475
GO, PSF-GTD, 5.00%, 06/15/2026	1,750	1,892
Denton Independent School District,
GO, PSF-GTD, 3.00%, 08/15/2033	1,605	1,597
GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,107
Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2026	1,000	1,081
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	803
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	312
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	890	1,016
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,159
Fort Bend Independent School District,
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	640	586
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	860	814
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	2,023
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,211
Galveston Independent School District, GO, PSF-GTD, 5.00%, 02/01/2031	670	779
Galveston Public Facility Corp., The Oleanders At Broadway, Rev., HUD, 0.47%, 08/01/2025 (z)	560	536
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	965
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,835
Grand Parkway Transportation Corp., Subordinated Tier Toll, Series B, Rev., 5.00%, 04/01/2053 (p)	100	101
Hale Center Education Facilities Corp., Wayland Baptist University Project, Rev., 5.00%, 03/01/2034	1,265	1,352
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	445
Harlandale Independent School District, Variable Maintenance Tax Notes, GO, BAM, 2.00%, 08/15/2040 (z)	350	346
Harlingen Consolidated Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	80	83
Harris County Cultural Education Facilities Finance Corp., Medical Facilities Mortgage Revenue, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.65%), 3.91%, 11/15/2046 (aa)	1,130	1,132
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	3,205	3,204
Rev., 5.00%, 10/01/2051 (z)	3,000	3,467
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	5,959
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,974
Harris County Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,411
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann, Rev., 5.00%, 06/01/2032 (z)	1,000	1,032
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	103

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,060
Series A, Rev., 5.00%, 12/01/2033	575	607
Series A, Rev., 5.00%, 12/01/2034	750	785
Housing Options, Inc., The Oaks Project, Rev., 0.50%, 08/01/2041 (z)	240	223
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	900
Houston Housing Finance Corp., Temenos Place Apartments, Rev., 0.29%, 08/01/2024 (z)	60	59
Houston Independent School District, Series C, GO, PSF-GTD, 4.00%, 06/01/2039 (z)	4,350	4,464
Katy Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,626
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	482
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	243
Love Field Airport Modernization Corp., Southwest Airlines Co. Project, Rev., AMT, 5.00%, 11/01/2028	2,000	2,000
Lower Colorado River Authority,
Rev., AGM, 4.00%, 05/15/2033	500	507
Rev., AGM, 5.00%, 05/15/2031	4,795	5,671
Rev., AGM, 5.00%, 05/15/2032	5,000	5,892
Lower Colorado River Authority, LCRA Transmission Services,
Rev., 5.00%, 05/15/2023	2,265	2,271
Rev., 5.00%, 05/15/2027	700	771
Lower Colorado River Authority, LCRA Transmission Services, Rev., 5.00%, 05/15/2030	1,000	1,161
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	114
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	949
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,159
Matagorda County Navigation District No. 1, Central Power and Light Co., Rev., AMT, 0.90%, 05/01/2030 (z)	4,945	4,873
Medina Valley Independent School District, GO, PSF-GTD, 0.82%, 02/15/2051 (z)	615	568
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	463
Midland County Public Facility Corp., Palladium West Francis, Rev., 0.35%, 06/01/2024 (z)	3,000	2,982
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,032
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	74
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,557
North Central Texas Housing Finance Corp., Bluebonnet Ridge Apartment, Rev., 0.38%, 08/01/2040 (z)	505	481
North East Independent School District, Series C, GO, PSF-GTD, 2.05%, 08/01/2046 (z)	2,665	2,654
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,661
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	494
North Texas Tollway Authority,
Series A, Rev., 5.00%, 01/01/2029	1,800	1,909
Series B, Rev., 5.00%, 01/01/2027	1,150	1,199
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,196
North Texas Tollway Authority, First Tier Bonds,
Series A, Rev., 4.00%, 01/01/2035	2,000	2,076
Series A, Rev., 5.00%, 01/01/2037	1,500	1,695
Series A, Rev., 5.00%, 01/01/2040	4,000	4,392

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
North Texas Tollway Authority, Second Tier,
Rev., 5.00%, 01/01/2048	2,335	2,434
Series B, Rev., 4.00%, 01/01/2035	1,000	1,050
Series B, Rev., 4.00%, 01/01/2037	1,000	1,028
Series B, Rev., 5.00%, 01/01/2027	215	228
Series B, Rev., 5.00%, 01/01/2033	1,000	1,077
North Texas Tollway Authority, Unrefunded First Tier, Series A, Rev., 5.00%, 01/01/2025	45	45
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	13,550	12,833
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	4,515	4,841
Odessa Junior College District, Consolidated Fund, Rev., AGM, 4.00%, 07/01/2026	1,015	1,060
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,218
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,152
Permanent University Fund - Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,733
Permanent University Fund - University of Texas System, Permanent University Fund Bonds, Rev., 5.00%, 07/01/2033	1,090	1,145
Plano Independent School District, GO, 5.00%, 02/15/2027	650	713
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2026	850	925
Rev., 5.00%, 10/01/2028	1,250	1,417
Rev., 5.00%, 10/01/2029	1,250	1,444
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	486
Rev., AMT, 2.25%, 01/01/2029 (e)	800	665
Rev., AMT, 2.88%, 01/01/2041 (e)	120	79
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,419
Port of Port Arthur Navigation District, Motiva Enterprises, Rev., VRDO, 4.42%, 04/07/2023 (z)	13,600	13,600
Prosper Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	29
Rockwall Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,125
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2031	1,000	1,150
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,924
Rev., 4.00%, 04/01/2041	1,000	899
San Antonio Housing Trust Finance Corp., The Arbors At West Avenue, Rev., HUD, 1.45%, 03/01/2026 (z)	805	774
San Antonio Water System, Series 2013F, Rev., 1.00%, 05/01/2043 (z)	5,000	4,533
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,737
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2028	1,660	1,865
State of Texas, Series B, GO, 4.00%, 08/01/2030	60	62
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	15,471
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,090
State of Texas, Water Financial Assistance,
GO, 5.00%, 08/01/2024	125	129
Series B, GO, 5.00%, 08/01/2037	1,000	1,040
Strategic Housing Finance Corp. of Travis County, ECG Yager LP Yager, Rev., 0.46%, 09/01/2041 (z)	2,500	2,350
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health, Series A, Rev., 5.00%, 11/15/2045	2,195	2,261

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	13,819
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health,
Rev., 5.00%, 11/15/2052 (z)	4,455	4,900
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,202
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	760
Rev., AGM, 1.39%, 09/01/2025	600	553
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 5.00%, 10/01/2030	1,000	1,163
Rev., 5.00%, 10/01/2037	1,000	1,105
Texas Department of Housing & Community Affairs,
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	390	394
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	600	671
Texas Department of Housing & Community Affairs, Corona Del Valle, Rev., HUD, 0.37%, 08/01/2025 (z)	380	375
Texas Department of Housing & Community Affairs, Palladium Simpson Stuart Apartments, Rev., 0.35%, 01/01/2025 (z)	1,290	1,254
Texas Department of Housing & Community Affairs, Social Bond, Series A, Rev., GNMA, 3.50%, 07/01/2052	1,135	1,127
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	2,160	2,108
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2025	1,305	1,328
Rev., 5.00%, 12/15/2028	4,950	5,144
Rev., 5.00%, 12/15/2030	3,300	3,445
Rev., 5.00%, 12/15/2031	2,000	2,096
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	4,555	4,793
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	436
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	12,920	12,749
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,030
Rev., 4.00%, 06/30/2033	1,000	1,009
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,114
Texas Water Development Board, Master Trust, Rev., 4.00%, 10/15/2033	1,000	1,079
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	516
Rev., 5.00%, 08/01/2024	250	258
Rev., 5.00%, 08/01/2028	125	142
Series A, Rev., 5.00%, 10/15/2028	100	113
Texas Water Development Board, State Revolving Fund, Rev., 5.00%, 08/01/2027	2,835	3,153
Texas Water Development Board, State Water Implementation Fund,
Series A, Rev., 4.00%, 10/15/2033	1,900	1,966
Series A, Rev., 5.00%, 04/15/2026	100	108
Series A, Rev., 5.00%, 10/15/2030	500	530
Series A, Rev., 5.00%, 10/15/2047	2,480	2,616
Series B, Rev., 5.00%, 04/15/2049	11,535	12,231

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,123
Tomball Independent School District, School Building, Series B2, GO, PSF-GTD, 0.26%, 02/15/2039 (z)	3,055	2,914
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	193
Travis County Housing Finance Corp., Montopolis Apartments, Rev., 0.40%, 07/01/2041 (z)	1,930	1,843
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,731
University of Houston, Series A, Rev., 5.00%, 02/15/2041	2,000	2,220
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	114
Upper Trinity Regional Water District, Regional Treated Water Supply, Rev., BAM, 3.00%, 08/01/2023	715	716
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	395
Tax Allocation, 4.00%, 09/01/2035	995	963
Waco Educational Finance Corp., Baylor University Issue, Series A, Rev., 4.00%, 03/01/2036	750	769
Waller Consolidated Independent School District,
GO, BAM, 5.00%, 02/15/2040	2,800	3,148
GO, BAM, 5.00%, 02/15/2042	6,550	7,289

		536,645

Utah — 0.5%
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2028	1,750	1,899
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,413
County of Utah, IHC Health Services, Inc., Series B, Rev., 5.00%, 05/15/2060 (z)	625	670
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,423
Granite School District Board of Education, GO, SCH BD GTY, 5.00%, 06/01/2024	150	154
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	589
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,263
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	485
State of Utah,
GO, 3.00%, 07/01/2034	2,000	1,990
GO, 5.00%, 07/01/2024	100	103
GO, 5.00%, 07/01/2029	1,580	1,812
GO, 5.00%, 07/01/2030	2,000	2,290
Series B, GO, 5.00%, 07/01/2025	2,250	2,377
Series B, GO, 5.00%, 07/01/2029	100	115
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,613
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,771
Utah Housing Corp., Drawdown New City, Rev., HUD, 3.50%, 08/01/2025 (z)	900	899
Utah Telecommunication Open Infrastructure Agency,
Rev., 5.00%, 06/01/2025	115	120
Rev., 5.00%, 06/01/2027	130	142
Rev., 5.00%, 06/01/2031	210	243
Rev., 5.25%, 06/01/2035	700	820
Rev., 5.25%, 06/01/2037	2,250	2,586
Utah Transit Authority, Series A, Rev., 5.25%, 06/15/2023	85	85

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — continued
Vineyard Redevelopment Agency,
Tax Allocation, AGM, 5.00%, 05/01/2023	725	726
Tax Allocation, AGM, 5.00%, 05/01/2024	190	195

		30,783

Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 11/01/2049	310	313
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	268
Vermont Student Assistance Corp., Series A, Rev., AMT, 2.38%, 06/15/2039	595	528

		1,109

Virgin Islands — 0.0% (g)
Matching Fund Special Purpose Securitization Corp., Series A, Rev., 5.00%, 10/01/2027	1,505	1,538

Virginia — 1.8%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,281
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution,
Rev., BAN, 5.00%, 11/01/2023	4,000	4,046
Rev., 5.00%, 07/01/2051	4,000	4,049
Chesapeake Hospital Authority, Chesapeake Regional Medical Center, Rev., 5.00%, 07/01/2030	300	334
Chesapeake Hospital Authority, Regional Medical Center, Rev., 5.00%, 07/01/2028	550	608
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	3,000	3,251
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	1,018
County of Henrico Water & Sewer Revenue, Rev., 5.00%, 05/01/2046 (p)	1,000	1,078
Fairfax County Industrial Development Authority, Inova Health System Project, Rev., 5.00%, 05/15/2029	2,000	2,291
Fairfax County Redevelopment & Housing Authority, Arrowbrook Apartments Project, Rev., 0.41%, 01/01/2041 (z)	225	218
Fairfax County Redevelopment & Housing Authority, One University Senior Apartments, Rev., 1.25%, 12/01/2025 (z)	4,680	4,504
FHLMC Multifamily VRD Certificates, Series M67, Rev., 2.25%, 12/15/2037	971	771
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., 5.00%, 07/01/2031	1,500	1,767
Series A, Rev., 5.00%, 07/01/2038 (p)	1,000	1,123
Series A, Rev., 5.00%, 07/01/2039	2,100	2,355
Henrico County Economic Development Authority, Westminster Canterbury Richmond, Rev., 5.00%, 10/01/2042	100	106
Hopewell Redevelopment & Housing Authority, Hopewell Heights Apartment, Rev., HUD, 0.49%, 12/01/2024 (z)	750	732
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	131
Louisa Industrial Development Authority, Virginia Electric And Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	1,959
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 3.00%, 01/01/2051	4,750	3,472
Rev., 5.00%, 01/01/2029	700	765
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,273

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Upper Occoquan Sewage Authority,
Rev., 4.00%, 07/01/2033 (p)	2,630	2,724
Rev., 5.00%, 07/01/2027 (p)	2,485	2,627
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,030
Virginia College Building Authority, Series B, Rev., 5.00%, 09/01/2023	1,000	1,010
Virginia College Building Authority, 21st Century College and Equipment, Rev., 5.00%, 02/01/2029	1,000	1,147
Virginia College Building Authority, 21st Century College And Equipment, Rev., 5.00%, 02/01/2033	3,750	4,328
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	945
Virginia College Building Authority, Regent University Project, Rev., 5.00%, 06/01/2023	165	165
Virginia Commonwealth Transportation Board, Rev., 5.00%, 05/15/2027	1,500	1,660
Virginia Housing Development Authority, Series G, Rev., 5.05%, 11/01/2047	1,750	1,828
Virginia Port Authority Commonwealth Port Fund, Rev., AMT, 5.00%, 07/01/2039 (p)	1,955	2,034
Virginia Public Building Authority, Series A, Rev., 4.00%, 08/01/2027 (p)	2,000	2,009
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,217
Virginia Resources Authority, Series A, Rev., 5.00%, 11/01/2024 (p)	105	106
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,721
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,142
Virginia Small Business Financing Authority, Lifespire of Virginia, Rev., 3.00%, 12/01/2023	35	35
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2025	700	716
Series A, Rev., 5.00%, 01/01/2032	1,500	1,626
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	436
Rev., AMT, 5.00%, 07/01/2033	2,320	2,522
Rev., AMT, 5.00%, 01/01/2036	200	212
Rev., AMT, 5.00%, 07/01/2037	1,000	1,045
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	3,888
Rev., AMT, 5.00%, 06/30/2041	3,470	3,594
Rev., AMT, 5.00%, 12/31/2047	1,000	1,017
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041	8,740	6,776
Rev., AMT, 4.00%, 01/01/2030	3,125	3,167
Rev., AMT, 4.00%, 01/01/2033	1,500	1,516
Rev., AMT, 4.00%, 01/01/2034	2,250	2,265
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2047	1,800	1,787
Rev., AMT, 5.00%, 12/31/2052	8,425	8,258
Rev., AMT, 5.00%, 12/31/2056	3,000	2,919
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,149

		109,753

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — 2.9%
Central Puget Sound Regional Transit Authority, Green Bond, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,155
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,376
City of Seattle Municipal Light & Power Revenue, Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 4.22%, 05/01/2045 (aa)	2,960	2,906
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,319
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	945
City of Seattle, Municipal Light & Power Revenue, Rev., 4.00%, 09/01/2040	1,000	1,003
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	715
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,114
County of King, Series A, GO, 5.00%, 12/01/2034	1,335	1,554
County of King, Sewer Revenue, Rev., AGM, 5.00%, 01/01/2047	5,000	5,095
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	111
Energy Northwest, Columbia Generating Station, Rev., 4.00%, 07/01/2042	1,625	1,629
Everett Housing Authority, Baker Heights Legacy, Rev., 0.30%, 09/01/2024 (z)	575	566
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,662
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,208
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,451
HopeSource III Portfolio Projects, Rev., 1.25%, 01/01/2025 (z)	2,765	2,712
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	1,012
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,469
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	10,072
Port of Seattle, Series C, Rev., AMT, 5.00%, 04/01/2028	500	512
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,001
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 04/01/2028	2,250	2,451
Rev., AMT, 5.00%, 08/01/2028	1,000	1,095
Rev., AMT, 5.00%, 04/01/2030	4,000	4,409
Rev., AMT, 5.00%, 04/01/2032	2,110	2,322
Rev., AMT, 5.00%, 04/01/2044	2,000	2,093
Rev., AMT, 5.00%, 08/01/2046	3,500	3,698
Rev., AMT, 5.00%, 08/01/2047	1,250	1,320
Rev., AMT, 5.50%, 08/01/2047	1,000	1,094
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,601
Seattle Housing Authority, Lam Bow Apartments Project, Rev., 1.25%, 06/01/2024	120	117
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,890
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,236
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,714
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,196
State of Washington,
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,666
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,162

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Series A1, GO, 5.00%, 08/01/2040	13,645	14,146
Series A3, GO, 5.00%, 08/01/2044	1,000	1,121
Series A, GO, 5.00%, 08/01/2036	1,475	1,678
Series A, GO, 5.00%, 08/01/2040	3,890	4,329
Series B, GO, 5.00%, 07/01/2025	75	79
Series B, GO, 5.00%, 07/01/2027	1,000	1,068
Series B, GO, 5.00%, 06/01/2035	4,760	5,455
Series D, GO, 4.00%, 07/01/2033	2,000	2,215
Series R, GO, 5.00%, 02/01/2031	1,000	1,194
Series R, GO, 5.00%, 08/01/2031	750	903
Series RC, GO, 5.00%, 08/01/2029	100	111
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,083
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	1,974
Series R-2022B, GO, 4.00%, 02/01/2035	500	541
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,402
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2024	1,000	1,020
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,807
Series F, GO, 5.00%, 06/01/2038	2,775	3,151
State of Washington, Various Purpose,
Series 2015A1, GO, 5.00%, 08/01/2036	11,200	11,455
Series A, GO, 5.00%, 08/01/2041	10,000	10,812
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,396
University of Washington, Series C, Rev., 5.00%, 04/01/2026	1,500	1,613
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,246
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	853
Rev., 5.00%, 09/01/2045	1,000	1,039
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	8,000	8,025
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,629
Washington State Housing Finance Commission,
Series A1, Rev., 3.50%, 12/20/2035	1,913	1,792
Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	745	731
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,051
Washington State Housing Finance Commission, Garden Haus Apartments Project, Rev., 0.37%, 07/01/2024 (z)	350	347
Washington State Housing Finance Commission, Rockwood Retirement Communities, Rev., 3.00%, 07/01/2027 (e)	1,000	879
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	975	950

		177,746

West Virginia — 0.1%
Marshall University, Series A, Rev., AGM, 5.00%, 05/01/2030	300	346
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	500	443
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,064

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
West Virginia — continued
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	508
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,579
West Virginia Hospital Finance Authority, WV United Health System Obligated Group, Rev., 5.38%, 06/01/2038 (p)	2,000	2,008
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,128

		8,076

Wisconsin — 2.6%
City of Milwaukee, Promissory Notes, Series N4, GO, 5.00%, 04/01/2030	10,150	11,410
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,857
County of Milwaukee, Airport Revenue, Series A, Rev., 5.00%, 12/01/2028	250	283
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,701
Public Finance Authority, Appalachian Healthcare System,
Rev., 5.00%, 07/01/2036	350	374
Rev., 5.00%, 07/01/2037	300	318
Rev., 5.00%, 07/01/2039	350	366
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,053
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	3,000	2,919
Public Finance Authority, CFP3 Eastern Michigan University,
Rev., BAM, 5.00%, 07/01/2029	500	553
Rev., BAM, 5.25%, 07/01/2034	260	301
Rev., BAM, 5.25%, 07/01/2042	5,625	6,155
Rev., BAM, 5.38%, 07/01/2047	8,025	8,717
Rev., BAM, 5.50%, 07/01/2052	6,005	6,522
Public Finance Authority, CHF Wilmington LLC University, Rev., AGM, 5.00%, 07/01/2053	3,970	4,112
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,500	1,544
Public Finance Authority, Ku Campus Development Corp. Project, Rev., 5.00%, 03/01/2041	3,000	3,127
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036	1,625	1,658
Rev., 5.00%, 04/01/2037	1,705	1,721
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e) (f)	200	181
Rev., 5.00%, 06/15/2041 (e) (f)	250	215
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	529
Rev., 5.00%, 06/01/2027	425	457
Rev., 5.00%, 06/01/2028	600	655
Rev., 5.00%, 06/01/2034	1,000	1,077
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,068
Public Finance Authority, Sky Harbour Capital LLC, Rev., AMT, 4.00%, 07/01/2036	815	696
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	58
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,311
Rev., AMT, 2.63%, 11/01/2025	5,000	4,809
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	2,658
Series 3, GO, 5.00%, 11/01/2027	1,000	1,106
Series 20212, GO, 5.00%, 05/01/2026	5,850	6,321

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Series B, GO, 4.00%, 05/01/2039	500	511
Series B, GO, 5.00%, 05/01/2035	10,580	11,975
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	457
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,901
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	878
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	836
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	743
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	455
Series D, Rev., AGM, Zero Coupon, 12/15/2029	395	317
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,862
Wisconsin Health & Educational Facilities Authority,
Rev., 5.00%, 10/01/2029	5,940	6,746
Rev., 5.00%, 10/01/2030	6,355	7,331
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	554
Wisconsin Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,040
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054	2,590	2,768
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group, Rev., 5.00%, 11/15/2035	4,500	4,713
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,564
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.,
Rev., 5.00%, 12/01/2045	2,500	2,628
Series B, Rev., 5.25%, 12/01/2048	3,000	3,215
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.,
Series A, Rev., 5.00%, 04/01/2030	1,280	1,461
Series A, Rev., 5.00%, 04/01/2033	1,010	1,159
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated,
Rev., 4.00%, 04/01/2039	5,000	4,904
Rev., 5.00%, 04/01/2035	1,325	1,412
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	565
Rev., 4.00%, 10/15/2036	2,100	2,158
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2051 (z)	2,600	2,726
Series B, Rev., 5.00%, 02/15/2042	1,000	1,008
Series B, Rev., 5.00%, 02/15/2046	4,550	4,557
Wisconsin Health & Educational Facilities Authority, St. John’s Communities, Inc. Project,
Series A, Rev., 5.00%, 09/15/2045 (p)	1,000	1,010
Series A, Rev., 5.00%, 09/15/2050 (p)	1,725	1,742
Wisconsin Housing & Economic Development Authority,
Series B, Rev., HUD, 0.40%, 05/01/2045 (z)	195	191
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	245	231
Series D, Rev., 4.00%, 03/01/2047	105	106

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	845	825
Wisconsin Housing & Economic Development Authority, Social Bonds, Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	1,280	1,249

		158,630

Wyoming — 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,128
County of Laramie, Cheyenne Regional Medical Center,
Rev., 4.00%, 05/01/2026	615	638
Rev., 4.00%, 05/01/2028	460	488
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	992
Wyoming Community Development Authority,
Series 2, Rev., 3.00%, 06/01/2049	1,245	1,221
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 3.88%, 04/07/2023 (z)	3,000	3,000
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	1,525	1,496

		8,963

Total Municipal Bonds (Cost $6,237,077)		5,970,385

Short-Term Investments — 2.4%
Municipal Bonds — 0.0% (g) (t)
City of Los Angeles, Rev., TRAN, 4.00%, 06/29/2023	2,000	2,006
Miami-Dade County Housing Finance Authority, Council Towers Seniors Apartment, Rev., HUD, 5.00%, 02/01/2024	950	962
San Diego Unified School District, Series A, Rev., TRAN, 4.00%, 06/30/2023	825	828

Total Municipal Bonds		3,796

Time Deposits — 2.4%
Barclays SA, 4.18%, 04/03/2023	70,890	70,890
Citibank NA, 4.18%, 04/03/2023	50,648	50,648
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 04/03/2023	25,223	25,223

Total Time Deposits		146,761

Total Short-Term Investments (Cost $150,555)		150,557

Total Investments — 99.1% (Cost - $6,388,497)*		6,121,377
Other Assets in Excess of Liabilities — 0.9%		55,015

NET ASSETS — 100.0%		$6,176,392

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	100	06/2023	USD	20,660	(15)
U.S. Treasury 5 Year Note	399	06/2023	USD	42,948	745

					730

Short Contracts
U.S. Ultra Treasury 10 Year Note	(246)	06/2023	USD	(29,104)	(696)

Total unrealized appreciation (depreciation)					34

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GO	—	General Obligation
GNMA	—	Government National Mortgage Association
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2023.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Asset-Backed Securities — 3.8%
American Express Credit Account Master Trust,
Series 2022-2, Class A, 3.39%, 05/15/2027	1,350	1,318
Series 2022-3, Class A, 3.75%, 08/15/2027	220	216
Americredit Automobile Receivables Trust,
Series 2023-1, Class A2A, 5.84%, 10/19/2026	375	376
Series 2023-1, Class A3, 5.62%, 11/18/2027	225	228
Series 2023-1, Class B, 5.57%, 03/20/2028	100	102
Series 2023-1, Class C, 5.80%, 12/18/2028	100	102
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class C, 5.32%, 04/18/2028	100	100
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.83%, 10/17/2031 (e) (aa)	1,740	1,712
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,056
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, 04/15/2028	340	344
BDS LLC, Series 2022-FL11, Class ATS, (CME Term SOFR 1 Month + 1.80%), 6.56%, 03/19/2039 (e) (aa)	1,000	990
BlueMountain CLO Ltd., (Cayman Islands), Series 2016-2A, Class A1R2, (ICE LIBOR USD 3 Month + 1.12%), 6.04%, 08/20/2032 (e) (aa)	14,500	14,217
BMW Vehicle Lease Trust,
Series 2023-1, Class A2, 5.27%, 02/25/2025	395	395
Series 2023-1, Class A3, 5.16%, 11/25/2025	775	777
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (ICE LIBOR USD 1 Month + 1.32%), 6.00%, 12/15/2038 (e) (aa)	1,770	1,727
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95%, 10/15/2027	280	283
Carlyle Global Market Strategies CLO Ltd., (Cayman Islands), Series 2015-5A, Class A1RR, (ICE LIBOR USD 3 Month + 1.08%), 5.89%, 01/20/2032 (e) (aa)	3,750	3,701
CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.75%, 10/15/2027	200	200
Carvana Auto Receivables Trust,
Series 2021-N1, Class A, 0.70%, 01/10/2028	179	168
Series 2022-P1, Class A3, 3.35%, 02/10/2027	565	545
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)	675	652
Dell Equipment Finance Trust, Series 2021-2, Class A2, 0.33%, 12/22/2026 (e)	158	157
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56%, 07/15/2027	745	727
Elmwood CLO 19 Ltd., (Cayman Islands), Series 2022-6A, Class A, (CME Term SOFR 3 Month + 2.20%), 5.82%, 10/17/2034 (e) (aa)	1,000	998
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 06/15/2026	420	409
First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 07/15/2027 (e)	288	290
Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.01%, 08/16/2027 (e)	350	347
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	850	824
Generate CLO Ltd., (Cayman Islands), Series 2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 5.97%, 01/22/2031 (e) (aa)	2,170	2,144
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A3, 3.42%, 06/20/2025	980	962
Series 2022-3, Class A2A, 4.01%, 10/21/2024	333	331
Series 2022-3, Class A3, 4.01%, 09/22/2025	364	359
Series 2023-1, Class A3, 5.16%, 04/20/2026	780	784

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (CME Term SOFR 3 Month + 1.29%), 5.96%, 04/26/2031 (e) (aa)	2,460	2,433
Guggenheim CLO STAT Ltd., (Cayman Islands), Series 2022-1A, Class A1A, (CME Term SOFR 3 Month + 2.59%), 6.71%, 10/25/2031 (e) (aa)	8,000	7,999
Honda Auto Receivables Owner Trust,
Series 2023-1, Class A2, 5.22%, 10/21/2025	775	775
Series 2023-1, Class A3, 5.04%, 04/21/2027	775	780
Hyundai Auto Lease Securitization Trust, Series 2022-C, Class A2A, 4.34%, 01/15/2025 (e)	1,154	1,147
Jamestown CLO VI-R Ltd., (Cayman Islands), Series 2018-6RA, Class A1, (ICE LIBOR USD 3 Month + 1.15%), 5.97%, 04/25/2030 (e) (aa)	904	891
KKR Static CLO LTD, (Cayman Islands), Series 2022-2A, Class A1, (CME Term SOFR 3 Month + 2.22%), 6.74%, 10/20/2031 (e) (aa)	12,000	11,993
Lendmark Funding Trust, Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	783
Madison Park Funding XVII Ltd., (Cayman Islands), Series 2015-17A, Class AR2, (ICE LIBOR USD 3 Month + 1.00%), 5.82%, 07/21/2030 (e) (aa)	245	241
Madison Park Funding XVIII Ltd., (Cayman Islands), Series 2015-18A, Class ARR, (ICE LIBOR USD 3 Month + 0.94%), 5.76%, 10/21/2030 (e) (aa)	8,966	8,845
Magnetite VII Ltd., (Cayman Islands), Series 2012-7A, Class A1R2, (ICE LIBOR USD 3 Month + 0.80%), 5.59%, 01/15/2028 (e) (aa)	192	190
Mariner Finance Issuance Trust,
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	895	783
Series 2022-AA, Class A, 6.45%, 10/20/2037 (e)	440	444
MF1 Ltd., (Cayman Islands), Series 2022-FL8, Class AS, (United States 30 Day Average SOFR + 1.75%), 6.31%, 02/19/2037 (e) (aa)	1,000	980
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	584	528
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (e)	1,480	1,275
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.74%, 03/15/2028 (e)	310	312
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	535	491
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)	190	166
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)	320	320
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/2029 (e)	569	549
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2022-3A, Class A1A, (CME Term SOFR 3 Month + 1.82%), 5.83%, 04/15/2031 (e) (aa)	10,000	9,978
Race Point CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR2, (ICE LIBOR USD 3 Month + 1.04%), 5.96%, 02/20/2030 (e) (aa)	4,472	4,422
Rad CLO 1 Ltd., (Cayman Islands), Series 2018-1A, Class AR, (ICE LIBOR USD 3 Month + 0.98%), 5.77%, 07/15/2031 (e) (aa)	340	333
Rad CLO 7 Ltd., (Cayman Islands), Series 2020-7A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 5.99%, 04/17/2033 (e) (aa)	250	246
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 04/15/2026 (e)	1,066	1,032
Santander Drive Auto Receivables Trust,
Series 2022-5, Class A2, 3.98%, 01/15/2025	262	261
Series 2022-6, Class A2, 4.37%, 05/15/2025	313	312
Series 2022-7, Class C, 6.69%, 03/17/2031	375	388
SCF Equipment Leasing LLC,
Series 2019-2A, Class A2, 2.47%, 04/20/2026 (e)	460	456

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)		432	415
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)		1,000	917
Summer BidCo BV, (Netherlands), Reg. S, 9.00% (cash), 11/15/2025 (v)	EUR	268	224
TCW CLO Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.34%), 5.99%, 04/22/2033 (e) (aa)		500	489
TICP CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A, (ICE LIBOR USD 3 Month + 1.14%), 5.95%, 01/20/2031 (e) (aa)		1,000	990
Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/2031 (e)		621	604
Verizon Master Trust, Series 2022-7, Class A1A, SUB, 5.23%, 11/22/2027		265	266
Voya CLO Ltd., (Cayman Islands),
Series 2014-2A, Class A1RR, (ICE LIBOR USD 3 Month + 1.02%), 5.81%, 04/17/2030 (e) (aa)		4,366	4,314
Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 5.97%, 01/20/2031 (e) (aa)		8,500	8,401
Wellfleet CLO Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.06%, 01/20/2032 (e) (aa)		7,600	7,526
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 09/15/2027 (e)		75	74

Total Asset-Backed Securities (Cost $121,953)			121,114

Collateralized Mortgage Obligations — 0.1%
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 6.97%, 12/25/2042 (e) (aa)		364	365
CSMC,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065 (e) (z)		655	552
Series 2021-NQM3, Class A1, 1.02%, 04/25/2066 (e) (z)		374	303
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (e) (z)		911	783
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)		209	175
Series 2021-3, Class A1, 1.05%, 06/25/2066 (e) (z)		543	452
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)		687	587
Series 2021-R3, Class A1, 1.02%, 04/25/2064 (e) (z)		347	308

Total Collateralized Mortgage Obligations (Cost $4,089)			3,525

Commercial Mortgage-Backed Securities — 0.5%
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (ICE LIBOR USD 1 Month + 1.12%), 5.96%, 03/15/2037 (e) (aa)		1,600	1,257
BWAY Mortgage Trust, Series 2015-1740, Class C, 3.34%, 01/10/2035 (e)		2,750	2,063
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, (ICE LIBOR USD 1 Month + 0.69%), 5.37%, 10/15/2038 (e) (aa)		834	799
BXHPP Trust, Series 2021-FILM, Class B, (ICE LIBOR USD 1 Month + 0.90%), 5.58%, 08/15/2036 (e) (aa)		600	549
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class XA, IO, 0.98%, 02/15/2053 (z)		44,984	2,190
DBWF Mortgage Trust, Series 2018-GLKS, Class A, (ICE LIBOR USD 1 Month + 1.13%), 5.89%, 12/19/2030 (e) (aa)		452	443
Great Wolf Trust, Series 2019-WOLF, Class A, (CME Term SOFR 1 Month + 1.15%), 5.98%, 12/15/2036 (e) (aa)		1,850	1,809

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (ICE LIBOR USD 1 Month + 1.15%), 5.84%, 05/15/2026 (e) (aa)		720	648
Series 2021-ROSS, Class H, (ICE LIBOR USD 1 Month + 5.90%), 10.59%, 05/15/2026 (e) (aa)		270	203
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049		900	846
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032 (e)		1,220	1,030
Waikiki Beach Hotel Trust, Series 2019-WBM, Class D, (ICE LIBOR USD 1 Month + 2.03%), 6.71%, 12/15/2033 (e) (aa)		600	568
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class AS, 4.36%, 08/15/2046 (z)		1,000	988
Series 2014-C19, Class A5, 4.10%, 03/15/2047		1,245	1,221

Total Commercial Mortgage-Backed Securities (Cost $17,351)			14,614

Convertible Bonds — 0.5%
Communications — 0.3%
Internet — 0.2%
Booking Holdings, Inc., 0.75%, 05/01/2025		493	738
Meituan, (Cayman Islands), Reg. S, Zero Coupon, 04/27/2028		5,100	4,205
Uber Technologies, Inc., Zero Coupon, 12/15/2025		2,600	2,288

			7,231

Media — 0.1%
Cable One, Inc.,
Zero Coupon, 03/15/2026		623	491
1.13%, 03/15/2028		986	721

			1,212

Telecommunications — 0.0% (g)
Digicel Group Holdings Ltd., (Bermuda), 7.00% (cash), 04/17/2023 (e) (v) (x)		65	7

Total Communications			8,450

Consumer Cyclical — 0.1%
Airlines — 0.0% (g)
International Consolidated Airlines Group SA, (Spain), Reg. S, 1.13%, 05/18/2028	EUR	100	86

Auto Manufacturers — 0.0% (g)
Ford Motor Co., Zero Coupon, 03/15/2026		1,011	1,010

Lodging — 0.1%
Wynn Macau Ltd., (Cayman Islands), 4.50%, 03/07/2029 (e)		1,900	2,060

Total Consumer Cyclical			3,156

Consumer Non-cyclical — 0.0% (g)
Commercial Services — 0.0% (g)
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	200	161
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		292	341

Total Consumer Non-cyclical			502

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Convertible Bonds — continued
Financial — 0.1%
Banks — 0.1%
Barclays Bank plc, (United Kingdom), Zero Coupon, 02/04/2025		2,039	2,991

Total Convertible Bonds (Cost $14,573)			15,099

Corporate Bonds — 82.3%
Basic Materials — 4.1%
Chemicals — 1.3%
Ashland LLC,
3.38%, 09/01/2031 (e)		1,232	1,007
6.88%, 05/15/2043		500	501
Avient Corp., 7.13%, 08/01/2030 (e)		581	599
Axalta Coating Systems Dutch Holding B BV, (Netherlands), Reg. S, 3.75%, 01/15/2025	EUR	200	214
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,806	1,547
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		1,590	1,511
Celanese US Holdings LLC,
5.90%, 07/05/2024		408	408
6.17%, 07/15/2027		628	634
Chemours Co. (The),
4.63%, 11/15/2029 (e)		1,150	948
5.75%, 11/15/2028 (e)		1,113	994
Diamond BC BV, (Netherlands), 4.63%, 10/01/2029 (e)		1,635	1,593
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		7,253	6,365
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	100	96
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		1,505	1,211
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		2,110	1,871
INEOS Finance plc, (United Kingdom), Reg. S, 6.63%, 05/15/2028	EUR	140	153
INEOS Quattro Finance 2 plc, (United Kingdom), Reg. S, 2.50%, 01/15/2026	EUR	194	188
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (e)		406	363
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		2,200	1,616
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		1,436	1,034
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029 (e)		662	557
Monitchem HoldCo 3 SA, (Luxembourg), Reg. S, 5.25%, 03/15/2025	EUR	100	108
Olympus Water US Holding Corp., 4.25%, 10/01/2028 (e)		1,125	931
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		249	222
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		2,145	2,077
SCIL IV LLC / SCIL USA Holdings LLC,
5.38%, 11/01/2026 (e)		982	897
Reg. S, (ICE LIBOR EUR 3 Month + 4.38%), 6.86%, 11/01/2026 (aa)	EUR	100	107
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		4,359	3,619
SPCM SA, (France), 3.13%, 03/15/2027 (e)		387	339
Tronox, Inc., 4.63%, 03/15/2029 (e)		1,715	1,433
Valvoline, Inc., 3.63%, 06/15/2031 (e)		1,950	1,658
Venator Finance Sarl / Venator Materials LLC, (Multinational),
5.75%, 07/15/2025 (e)		1,835	257
9.50%, 07/01/2025 (e)		529	328

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		858	827
5.63%, 08/15/2029 (e)		5,024	4,258
7.38%, 03/01/2031 (e)		1,025	1,029

			41,500

Iron/Steel — 1.0%
ATI, Inc.,
4.88%, 10/01/2029		816	743
5.13%, 10/01/2031		895	814
5.88%, 12/01/2027		1,002	979
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, (Canada), 8.75%, 07/15/2026 (e)		83	79
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		8,803	8,736
Carpenter Technology Corp.,
6.38%, 07/15/2028		2,899	2,828
7.63%, 03/15/2030		1,089	1,126
Commercial Metals Co.,
4.13%, 01/15/2030		116	102
4.38%, 03/15/2032		400	344
Mineral Resources Ltd., (Australia), 8.13%, 05/01/2027 (e)		2,537	2,575
Periama Holdings LLC, Reg. S, 5.95%, 04/19/2026		14,950	14,099

			32,425

Mining — 1.8%
Alcoa Nederland Holding BV, (Netherlands), 5.50%, 12/15/2027 (e)		246	243
Anglo American Capital plc, (United Kingdom), 4.88%, 05/14/2025 (e)		344	342
Arconic Corp.,
6.00%, 05/15/2025 (e)		252	252
6.13%, 02/15/2028 (e)		1,804	1,777
Bukit Makmur Mandiri Utama PT, (Indonesia), Reg. S, 7.75%, 02/10/2026		6,400	5,457
China Hongqiao Group Ltd., (Cayman Islands),
Reg. S, 6.25%, 06/08/2024		2,900	2,789
Reg. S, 7.38%, 05/02/2023		1,600	1,598
Constellium SE, (France),
3.75%, 04/15/2029 (e)		3,871	3,353
Reg. S, 4.25%, 02/15/2026	EUR	400	421
5.63%, 06/15/2028 (e)		1,126	1,062
5.88%, 02/15/2026 (e)		1,730	1,732
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		575	535
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		608	532
First Quantum Minerals Ltd., (Canada),
6.88%, 03/01/2026 (e)		335	325
6.88%, 10/15/2027 (e)		1,812	1,759
7.50%, 04/01/2025 (e)		850	849
Glencore Funding LLC,
1.63%, 04/27/2026 (e)		291	263
4.00%, 04/16/2025 (e)		164	160

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
4.00%, 03/27/2027 (e)		250	241
4.13%, 05/30/2023 (e)		250	249
4.63%, 04/29/2024 (e)		558	551
Hecla Mining Co., 7.25%, 02/15/2028		883	892
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		525	488
6.13%, 04/01/2029 (e)		1,781	1,683
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		2,015	1,655
4.63%, 03/01/2028 (e)		931	829
Kinross Gold Corp., (Canada), 5.95%, 03/15/2024		207	207
New Gold, Inc., (Canada), 7.50%, 07/15/2027 (e)		5,801	5,584
Novelis Corp.,
3.25%, 11/15/2026 (e)		5,115	4,674
3.88%, 08/15/2031 (e)		3,347	2,774
4.75%, 01/30/2030 (e)		4,065	3,725
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	900	848
Vedanta Resources Finance II plc, (United Kingdom),
8.95%, 03/11/2025 (e)		200	123
Reg. S, 8.95%, 03/11/2025		14,100	8,706

			56,678

Total Basic Materials			130,603

Communications — 9.8%
Advertising — 0.6%
Clear Channel International BV, (Netherlands), 6.63%, 08/01/2025 (e)		1,608	1,565
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)		5,380	4,828
7.50%, 06/01/2029 (e)		4,488	3,243
7.75%, 04/15/2028 (e)		3,401	2,551
CMG Media Corp., 8.88%, 12/15/2027 (e)		7,089	5,359
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		2,263	1,878
4.63%, 03/15/2030 (e)		66	55
5.00%, 08/15/2027 (e)		1,809	1,630
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	300	283

			21,392

Internet — 1.1%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 05/01/2028 (e)		3,167	2,486
ANGI Group LLC, 3.88%, 08/15/2028 (e)		1,234	938
Arches Buyer, Inc., 4.25%, 06/01/2028 (e)		115	96
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		6,014	4,840
5.63%, 09/15/2028 (e)		1,050	724
Gen Digital, Inc., 5.00%, 04/15/2025 (e)		1,185	1,164
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		1,314	1,136
ION Trading Technologies Sarl, (Luxembourg), 5.75%, 05/15/2028 (e)		1,008	805

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		1,312	1,060
4.63%, 06/01/2028 (e)		1,587	1,466
Netflix, Inc.,
Reg. S, 3.63%, 06/15/2030	EUR	215	223
4.88%, 04/15/2028		175	176
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.,
4.75%, 04/30/2027 (e)		705	601
6.00%, 02/15/2028 (e)		630	465
Prosus NV, (Netherlands),
Reg. S, 3.06%, 07/13/2031		3,300	2,597
Reg. S, 4.99%, 01/19/2052		5,200	3,874
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		8,521	7,764
6.25%, 01/15/2028 (e)		1,267	1,264
7.50%, 05/15/2025 (e)		113	115
7.50%, 09/15/2027 (e)		1,606	1,656
8.00%, 11/01/2026 (e)		1,105	1,133
United Group BV, (Netherlands), Reg. S, 4.88%, 07/01/2024	EUR	100	105

			34,688

Media — 4.0%
Altice Financing SA, (Luxembourg),
Reg. S, 2.25%, 01/15/2025	EUR	200	204
Reg. S, 3.00%, 01/15/2028	EUR	100	86
Reg. S, 4.25%, 08/15/2029	EUR	107	93
5.00%, 01/15/2028 (e)		515	424
5.75%, 08/15/2029 (e)		6,354	5,052
AMC Networks, Inc.,
4.75%, 08/01/2025		31	27
5.00%, 04/01/2024		450	444
Cable One, Inc., 4.00%, 11/15/2030 (e)		1,963	1,597
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		9,971	8,271
4.25%, 01/15/2034 (e)		5,732	4,483
4.50%, 08/15/2030 (e)		989	836
4.50%, 05/01/2032		4,947	4,046
4.50%, 06/01/2033 (e)		3,638	2,929
4.75%, 03/01/2030 (e)		4,586	3,973
4.75%, 02/01/2032 (e)		3,034	2,548
5.00%, 02/01/2028 (e)		5,808	5,358
5.13%, 05/01/2027 (e)		4,219	3,987
6.38%, 09/01/2029 (e)		4,241	4,050
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.40%, 04/01/2033		153	136
5.50%, 04/01/2063		826	668

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		1,781	1,232
4.13%, 12/01/2030 (e)		5,602	4,023
4.50%, 11/15/2031 (e)		4,844	3,492
4.63%, 12/01/2030 (e)		6,735	3,321
5.00%, 11/15/2031 (e)		2,575	1,304
5.25%, 06/01/2024		443	428
5.38%, 02/01/2028 (e)		825	677
5.50%, 04/15/2027 (e)		2,115	1,785
5.75%, 01/15/2030 (e)		1,800	948
6.50%, 02/01/2029 (e)		1,500	1,235
7.50%, 04/01/2028 (e)		500	319
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (d) (e)		17,957	987
6.63%, 08/15/2027 (d) (e)		10,954	137
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		1,673	1,506
DISH DBS Corp.,
5.13%, 06/01/2029		1,344	717
5.25%, 12/01/2026 (e)		2,754	2,182
5.75%, 12/01/2028 (e)		3,807	2,841
7.38%, 07/01/2028		5,423	3,093
7.75%, 07/01/2026		4,515	2,971
DISH Network Corp., 11.75%, 11/15/2027 (e)		7,184	6,915
FactSet Research Systems, Inc., 2.90%, 03/01/2027		120	111
GCI LLC, 4.75%, 10/15/2028 (e)		182	157
Gray Television, Inc.,
5.88%, 07/15/2026 (e)		1,000	865
7.00%, 05/15/2027 (e)		500	419
iHeartCommunications, Inc., 6.38%, 05/01/2026		1,175	1,037
LCPR Senior Secured Financing DAC, (Ireland), 6.75%, 10/15/2027 (e)		2,112	1,968
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027 (e)		325	294
News Corp., 3.88%, 05/15/2029 (e)		250	222
Nexstar Media, Inc., 4.75%, 11/01/2028 (e)		590	525
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		3,865	3,025
6.50%, 09/15/2028 (e)		9,191	3,768
Sinclair Television Group, Inc.,
4.13%, 12/01/2030 (e)		4,035	3,253
5.13%, 02/15/2027 (e)		36	32
Sirius XM Radio, Inc.,
3.13%, 09/01/2026 (e)		2,810	2,525
4.00%, 07/15/2028 (e)		80	69
4.13%, 07/01/2030 (e)		47	39
5.00%, 08/01/2027 (e)		3,099	2,901
TEGNA, Inc., 4.75%, 03/15/2026 (e)		202	192
Tele Columbus AG, (Germany), Reg. S, 3.88%, 05/02/2025	EUR	344	277
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		1,200	1,104

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.,
5.13%, 02/15/2025 (e)		2,857	2,800
6.63%, 06/01/2027 (e)		5,231	4,960
7.38%, 06/30/2030 (e)		1,152	1,089
UPC Broadband Finco BV, (Netherlands), 4.88%, 07/15/2031 (e)		1,402	1,212
Virgin Media Vendor Financing Notes III DAC, (Ireland), Reg. S, 4.88%, 07/15/2028	GBP	300	314
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		2,389	2,123
VZ Secured Financing BV, (Netherlands),
Reg. S, 3.50%, 01/15/2032	EUR	100	86
5.00%, 01/15/2032 (e)		2,150	1,745
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	100	86
Ziggo Bond Co. BV, (Netherlands), 5.13%, 02/28/2030 (e)		872	701
Ziggo BV, (Netherlands), 4.88%, 01/15/2030 (e)		152	130

			127,354

Telecommunications — 4.1%
Altice France Holding SA, (Luxembourg), 10.50%, 05/15/2027 (e)		3,083	2,359
Altice France SA, (France),
Reg. S, 2.13%, 02/15/2025	EUR	300	300
5.13%, 01/15/2029 (e)		1,476	1,125
5.13%, 07/15/2029 (e)		3,054	2,298
5.50%, 01/15/2028 (e)		155	125
5.50%, 10/15/2029 (e)		2,418	1,848
8.13%, 02/01/2027 (e)		4,216	3,903
CommScope Technologies LLC, 6.00%, 06/15/2025 (e)		2,170	2,044
CommScope, Inc.,
4.75%, 09/01/2029 (e)		2,937	2,448
6.00%, 03/01/2026 (e)		1,204	1,162
7.13%, 07/01/2028 (e)		275	203
8.25%, 03/01/2027 (e)		1,653	1,318
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		6,080	5,715
Digicel Group Holdings Ltd., (Bermuda), 8.00% (Blend (cash 5.00% + PIK 3.00%)), 04/01/2025 (e) (v)		190	74
Digicel International Finance Ltd. / Digicel international Holdings Ltd., (Multinational),
8.00%, 12/31/2026 (e)		6,725	1,379
8.75%, 05/25/2024 (e)		1,000	899
13.00% (Blend (cash 6.00% + PIK 7.00%)), 12/31/2025 (e) (v)		2,651	1,657
Digicel Ltd., (Bermuda), 6.75%, 03/01/2023 (e)		19,230	3,942
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		1,138	987
5.88%, 10/15/2027 (e)		576	524
6.75%, 05/01/2029 (e)		860	682
8.75%, 05/15/2030 (e)		7,011	6,983
Global Switch Holdings Ltd., (British Virgin Islands), Reg. S, 2.25%, 05/31/2027	EUR	179	182
Globe Telecom, Inc., (Philippines),
Reg. S, 3.00%, 07/23/2035		1,300	946
Reg. S, (CMT Index 5 Year + 5.53%), 4.20%, 08/02/2026 (x) (aa)		7,384	6,705

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Iliad Holding SASU, (France),
Reg. S, 5.63%, 10/15/2028	EUR	100	101
6.50%, 10/15/2026 (e)		5,721	5,452
7.00%, 10/15/2028 (e)		4,853	4,604
Intelsat Jackson Holdings SA, (Luxembourg),
5.50%, 08/01/2023 (d) (bb) (cc)		3,425	—	(h)
6.50%, 03/15/2030 (e)		4,320	3,960
8.50%, 10/15/2024 (d) (e) (bb) (cc)		3,800	—	(h)
9.75%, 07/15/2025 (d) (e) (bb) (cc)		1,875	—	(h)
Level 3 Financing, Inc.,
3.40%, 03/01/2027 (e)		5,498	4,352
3.63%, 01/15/2029 (e)		146	80
3.75%, 07/15/2029 (e)		1,242	662
3.88%, 11/15/2029 (e)		1,232	891
4.25%, 07/01/2028 (e)		1,933	1,091
4.63%, 09/15/2027 (e)		709	426
Liberty Costa Rica Senior Secured Finance, (Cayman Islands), 10.88%, 01/15/2031 (e)		832	782
Ligado Networks LLC, 15.50% (PIK), 11/01/2023 (e) (v)		284	87
Lorca Telecom Bondco SA, (Spain), Reg. S, 4.00%, 09/18/2027	EUR	319	317
Lumen Technologies, Inc.,
4.00%, 02/15/2027 (e)		4,473	2,952
4.50%, 01/15/2029 (e)		1,758	787
5.38%, 06/15/2029 (e)		502	243
Nokia OYJ, (Finland), 6.63%, 05/15/2039		1,051	1,049
SES SA, (Luxembourg),
Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.88%, 05/27/2026 (x) (aa)	EUR	100	88
Reg. S, (EUR Swap Rate 5 Year + 5.40%), 5.63%, 01/29/2024 (x) (aa)	EUR	100	106
SoftBank Group Corp., (Japan),
Reg. S, 3.13%, 09/19/2025	EUR	482	478
Reg. S, 4.50%, 04/20/2025	EUR	100	104
Reg. S, (USD ICE Swap Rate 5 Year + 4.23%), 6.00%, 07/19/2023 (x) (aa)		200	193
Sprint Capital Corp.,
6.88%, 11/15/2028		6,581	7,085
8.75%, 03/15/2032		8,956	10,917
Sprint LLC,
7.13%, 06/15/2024		2,584	2,634
7.63%, 02/15/2025		1,390	1,442
7.63%, 03/01/2026		135	143
7.88%, 09/15/2023		1,150	1,159
Telecom Italia Capital SA, (Luxembourg),
6.00%, 09/30/2034		367	314
6.38%, 11/15/2033		500	453
7.20%, 07/18/2036		1,514	1,370
Telecom Italia Finance SA, (Luxembourg), Reg. S, 7.75%, 01/24/2033	EUR	100	116

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	542	460
Reg. S, 2.38%, 10/12/2027	EUR	100	94
5.30%, 05/30/2024 (e)		200	196
Telefonica Europe BV, (Netherlands), Reg. S, (EUR Swap Rate 6 Year + 4.32%), 7.13%, 08/23/2028 (x) (aa)	EUR	200	220
T-Mobile USA, Inc.,
2.05%, 02/15/2028		167	148
2.25%, 02/15/2026		160	149
2.63%, 04/15/2026		36	34
3.75%, 04/15/2027		90	86
Viasat, Inc.,
5.63%, 09/15/2025 (e)		8,387	7,951
5.63%, 04/15/2027 (e)		393	369
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		1,696	1,450
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 4.00%, 01/31/2029	GBP	100	102
4.25%, 01/31/2031 (e)		549	467
4.75%, 07/15/2031 (e)		1,385	1,187
Vodafone Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 3.48%), 3.00%, 08/27/2080 (aa)	EUR	100	87
(CMT Index 5 Year + 2.45%), 3.25%, 06/04/2081 (aa)		171	145
Reg. S, (GBP Swap Rate 5 Year + 3.27%), 4.88%, 10/03/2078 (aa)	GBP	200	234
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.05%), 6.25%, 10/03/2078 (aa)		200	194
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		9,250	7,030
6.13%, 03/01/2028 (e)		9,149	5,564

			130,413

Total Communications			313,847

Consumer Cyclical — 16.5%
Airlines — 1.2%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		1,647	1,496
Air France-KLM, (France), Reg. S, 8.13%, 05/31/2028	EUR	200	218
Allegiant Travel Co., 7.25%, 08/15/2027 (e)		410	408
American Airlines Group, Inc., 3.75%, 03/01/2025 (e)		44	40
American Airlines, Inc.,
7.25%, 02/15/2028 (e)		1,106	1,075
11.75%, 07/15/2025 (e)		7,007	7,667
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		770	758
5.75%, 04/20/2029 (e)		5,395	5,176
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 06/20/2024 (e)		160	158
Deutsche Lufthansa AG, (Germany), Reg. S, 3.50%, 07/14/2029	EUR	300	285
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., (Cayman Islands), 5.75%, 01/20/2026 (e)		2,483	2,358

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Airlines — continued
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		3,827	3,815
Singapore Airlines Ltd., (Singapore), Reg. S, 3.00%, 07/20/2026		4,650	4,439
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., (Cayman Islands),
8.00%, 09/20/2025 (e)		763	768
United Airlines Pass Through Trust,
Series 20-1, Class A, 5.88%, 10/15/2027		80	80
Series 20-1, Class B, 4.88%, 01/15/2026		43	42
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		4,247	4,068
4.63%, 04/15/2029 (e)		5,405	4,898

			37,749

Apparel — 0.2%
Crocs, Inc.,
4.13%, 08/15/2031 (e)		337	277
4.25%, 03/15/2029 (e)		1,205	1,057
Hanesbrands, Inc., 9.00%, 02/15/2031 (e)		1,752	1,794
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		500	426
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		1,078	919
PVH Corp., 4.63%, 07/10/2025		190	186
William Carter Co. (The), 5.63%, 03/15/2027 (e)		330	321
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		2,875	2,336

			7,316

Auto Manufacturers — 1.6%
Allison Transmission, Inc., 3.75%, 01/30/2031 (e)		900	768
Daimler Truck Finance North America LLC, 5.15%, 01/16/2026 (e)		150	150
Ford Motor Co.,
3.25%, 02/12/2032		2,127	1,672
4.75%, 01/15/2043		5,723	4,388
5.29%, 12/08/2046		1,880	1,542
6.10%, 08/19/2032		651	629
7.40%, 11/01/2046		1,275	1,277
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026		3,406	3,031
2.90%, 02/16/2028		577	496
2.90%, 02/10/2029		200	165
3.63%, 06/17/2031		600	495
3.82%, 11/02/2027		400	359
4.00%, 11/13/2030		1,493	1,268
4.13%, 08/04/2025		597	568
4.13%, 08/17/2027		440	403
4.27%, 01/09/2027		2,500	2,328
4.39%, 01/08/2026		908	861
4.54%, 03/06/2025	GBP	287	339
4.87%, 08/03/2027	EUR	325	342

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
4.95%, 05/28/2027		3,820	3,644
5.11%, 05/03/2029		3,253	3,054
5.13%, 06/16/2025		4,896	4,793
5.58%, 03/18/2024		879	873
6.95%, 03/06/2026		1,100	1,118
7.35%, 03/06/2030		1,280	1,315
General Motors Co.,
5.40%, 04/01/2048		354	306
5.60%, 10/15/2032		697	679
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		1,000	947
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		5	4
Hyundai Capital America,
0.80%, 04/03/2023 (e)		110	110
0.80%, 01/08/2024 (e)		500	482
Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 4.50%, 07/15/2028	EUR	100	89
Mercedes-Benz Finance North America LLC, 4.80%, 03/30/2026 (e)		185	185
Nissan Motor Acceptance Co. LLC, 3.88%, 09/21/2023 (e)		775	766
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		2,510	2,298
RCI Banque SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	600	593
TML Holdings Pte Ltd., (Singapore),
Reg. S, 4.35%, 06/09/2026		6,650	5,994
Reg. S, 5.50%, 06/03/2024		3,200	3,104
Wabash National Corp., 4.50%, 10/15/2028 (e)		76	66

			51,501

Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd., (Jersey),
Reg. S, 3.50%, 08/15/2024	EUR	100	108
4.88%, 08/15/2026 (e)		2,325	2,241
7.00%, 04/15/2028 (e)		575	591
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027		1,275	1,173
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	397	410
6.25%, 05/15/2026 (e)		4,343	4,311
8.50%, 05/15/2027 (e)		12,597	12,644
Clarios Global LP, (Canada), 6.75%, 05/15/2025 (e)		1,204	1,217
Dana Financing Luxembourg Sarl, (Luxembourg), 5.75%, 04/15/2025 (e)		150	148
Dana, Inc.,
4.25%, 09/01/2030		950	761
4.50%, 02/15/2032		575	454
5.38%, 11/15/2027		275	257
5.63%, 06/15/2028		700	657
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	167

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Faurecia SE, (France),
Reg. S, 2.75%, 02/15/2027	EUR	300	289
Reg. S, 7.25%, 06/15/2026	EUR	150	167
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		678	606
5.63%, 04/30/2033		740	640
9.50%, 05/31/2025		105	108
Grupo Antolin-Irausa SA, (Spain), Reg. S, 3.50%, 04/30/2028	EUR	200	156
IHO Verwaltungs GmbH, (Germany), Reg. S, 8.75% (cash), 05/15/2028 (v) (w)	EUR	128	142
Titan International, Inc., 7.00%, 04/30/2028		1,025	923
ZF Europe Finance BV, (Netherlands), Reg. S, 2.00%, 02/23/2026	EUR	300	295
ZF Finance GmbH, (Germany), Reg. S, 5.75%, 08/03/2026	EUR	100	109

			28,574

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	38
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (e)		1,605	1,467
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		3,250	2,848
Resideo Funding, Inc., 4.00%, 09/01/2029 (e)		218	181
Ritchie Bros Holdings, Inc.,
6.75%, 03/15/2028 (e)		552	569
7.75%, 03/15/2031 (e)		650	681

			5,784

Entertainment — 2.6%
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,344	2,086
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		7,163	6,264
6.25%, 07/01/2025 (e)		6,135	6,135
7.00%, 02/15/2030 (e)		7,922	8,080
8.13%, 07/01/2027 (e)		6,133	6,256
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 07/01/2025 (e)		366	366
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		1,302	1,271
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030 (e)		4,894	4,727
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.38%, 04/15/2027		242	231
5.50%, 05/01/2025 (e)		1,811	1,810
6.50%, 10/01/2028		3	3
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		2,222	2,081
5.50%, 04/01/2027 (e)		387	379
Cirsa Finance International Sarl, (Luxembourg), Reg. S, 4.75%, 05/22/2025	EUR	100	105
CPUK Finance Ltd., (Jersey), Reg. S, 4.88%, 08/28/2025	GBP	100	117
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		100	89
Golden Entertainment, Inc., 7.63%, 04/15/2026 (e)		1,829	1,845
Inter Media and Communication SpA, (Italy), Reg. S, 6.75%, 02/09/2027	EUR	100	101

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
International Game Technology plc, (United Kingdom),
5.25%, 01/15/2029 (e)		855	819
6.25%, 01/15/2027 (e)		800	809
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		1,300	1,136
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (e)		1,573	1,034
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		410	367
4.75%, 10/15/2027 (e)		2,153	1,992
4.88%, 11/01/2024 (e)		33	32
5.63%, 03/15/2026 (e)		78	75
6.50%, 05/15/2027 (e)		7,594	7,681
Lottomatica SpA, (Italy),
Reg. S, 6.25%, 07/15/2025	EUR	300	324
Reg. S, 9.75%, 09/30/2027	EUR	123	141
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		1,555	1,475
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		1,521	1,322
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		957	883
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		313	288
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		2,200	1,834
5.63%, 01/15/2027 (e)		2,264	2,126
Pinewood Finance Co. Ltd., (United Kingdom), Reg. S, 3.63%, 11/15/2027	GBP	100	109
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031 (e)		1,741	1,243
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		1,080	953
Scientific Games International, Inc.,
7.00%, 05/15/2028 (e)		1,196	1,184
7.25%, 11/15/2029 (e)		500	501
8.63%, 07/01/2025 (e)		58	59
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (e)		958	968
Warnermedia Holdings, Inc.,
3.43%, 03/15/2024 (e)		226	221
3.79%, 03/15/2025 (e)		112	108
5.14%, 03/15/2052 (e)		6,746	5,447
5.39%, 03/15/2062 (e)		2,273	1,821
6.41%, 03/15/2026		381	383
(SOFR Compounded Index + 1.78%), 6.60%, 03/15/2024 (e) (aa)		62	62
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		4,574	4,155
7.13%, 02/15/2031 (e)		1,218	1,229

			82,727

Food Service — 0.2%
Aramark International Finance Sarl, (Luxembourg), Reg. S, 3.13%, 04/01/2025	EUR	693	727

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food Service — continued
Aramark Services, Inc.,
5.00%, 04/01/2025 (e)		406	400
5.00%, 02/01/2028 (e)		2,705	2,560
6.38%, 05/01/2025 (e)		2,470	2,488
Elior Group SA, (France), Reg. S, 3.75%, 07/15/2026	EUR	100	94

			6,269

Home Builders — 1.4%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		1,108	897
4.63%, 04/01/2030 (e)		500	412
6.63%, 01/15/2028 (e)		950	861
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		5,850	5,329
6.75%, 03/15/2025		1,330	1,307
7.25%, 10/15/2029		1,800	1,674
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		4,143	3,125
5.00%, 06/15/2029 (e)		1,586	1,213
6.25%, 09/15/2027 (e)		1,550	1,361
Century Communities, Inc., 6.75%, 06/01/2027		1,125	1,123
Empire Communities Corp., (Canada), 7.00%, 12/15/2025 (e)		225	198
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)		650	585
5.00%, 03/01/2028 (e)		1,475	1,320
KB Home,
4.00%, 06/15/2031		1,050	910
4.80%, 11/15/2029		2,000	1,830
6.88%, 06/15/2027		698	709
7.25%, 07/15/2030		600	608
M/I Homes, Inc., 4.95%, 02/01/2028		1,718	1,589
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		1,580	1,374
5.25%, 12/15/2027 (e)		4,922	4,633
Meritage Homes Corp.,
5.13%, 06/06/2027		653	635
6.00%, 06/01/2025		800	806
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028		3,225	2,882
4.75%, 04/01/2029		450	393
STL Holding Co. LLC, 7.50%, 02/15/2026 (e)		1,615	1,413
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		3,346	3,089
5.75%, 01/15/2028 (e)		700	688
5.88%, 06/15/2027 (e)		2,265	2,222
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		450	427
5.70%, 06/15/2028		1,801	1,733

			45,346

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Furnishings — 0.0% (g)
Tempur Sealy International, Inc.,
3.88%, 10/15/2031 (e)		398	332
4.00%, 04/15/2029 (e)		1,449	1,275

			1,607

Housewares — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)		1,230	1,055
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		3,072	2,450
4.38%, 02/01/2032		1,000	803
SWF Escrow Issuer Corp., 6.50%, 10/01/2029 (e)		6,487	3,990

			8,298

Leisure Time — 1.5%
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		1,988	1,711
5.75%, 03/01/2027 (e)		3,167	2,605
6.00%, 05/01/2029 (e)		3,477	2,768
7.63%, 03/01/2026 (e)		436	398
Reg. S, 7.63%, 03/01/2026	EUR	103	99
9.88%, 08/01/2027 (e)		1,256	1,291
Reg. S, 10.13%, 02/01/2026	EUR	300	342
10.50%, 02/01/2026 (e)		2,738	2,850
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (e)		10,234	11,016
Dometic Group AB, (Sweden), Reg. S, 3.00%, 05/08/2026	EUR	100	98
Life Time, Inc.,
5.75%, 01/15/2026 (e)		2,136	2,075
8.00%, 04/15/2026 (e)		815	777
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		1,385	1,341
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		74	55
NCL Corp. Ltd., (Bermuda),
5.88%, 03/15/2026 (e)		1,516	1,289
5.88%, 02/15/2027 (e)		950	893
7.75%, 02/15/2029 (e)		69	59
8.38%, 02/01/2028 (e)		2,042	2,049
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		87	70
Royal Caribbean Cruises Ltd., (Liberia),
4.25%, 07/01/2026 (e)		589	530
5.38%, 07/15/2027 (e)		595	533
5.50%, 08/31/2026 (e)		524	490
5.50%, 04/01/2028 (e)		316	278
7.25%, 01/15/2030 (e)		2,700	2,720
8.25%, 01/15/2029 (e)		1,800	1,881
9.25%, 01/15/2029 (e)		2,902	3,070
11.50%, 06/01/2025 (e)		1,639	1,748
11.63%, 08/15/2027 (e)		2,143	2,301

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — continued
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		200	173
6.25%, 05/15/2025 (e)		500	474
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		2,169	1,862

			47,846

Lodging — 4.2%
Accor SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.56%), 4.38%, 01/30/2024 (x) (aa)	EUR	200	210
Boyd Gaming Corp., 4.75%, 06/15/2031 (e)		1,997	1,815
Champion Path Holdings Ltd., (British Virgin Islands), Reg. S, 4.50%, 01/27/2026		1,519	1,337
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 5.00%, 05/18/2026		2,900	2,057
Reg. S, 5.05%, 01/27/2027		600	413
Reg. S, 5.95%, 10/19/2025		7,400	5,704
Reg. S, 6.85%, 07/02/2024		6,300	5,573
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (e)		270	240
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		1,973	1,665
3.75%, 05/01/2029 (e)		835	745
4.00%, 05/01/2031 (e)		245	215
4.88%, 01/15/2030		2,041	1,955
5.75%, 05/01/2028 (e)		858	858
Hyatt Hotels Corp., 1.30%, 10/01/2023		440	431
Las Vegas Sands Corp., 3.90%, 08/08/2029		18	16
Melco Resorts Finance Ltd., (Cayman Islands),
4.88%, 06/06/2025 (e)		200	188
Reg. S, 4.88%, 06/06/2025		5,580	5,248
5.38%, 12/04/2029 (e)		1,200	978
Reg. S, 5.63%, 07/17/2027		1,600	1,408
5.75%, 07/21/2028 (e)		400	345
Reg. S, 5.75%, 07/21/2028		18,250	15,713
MGM China Holdings Ltd., (Cayman Islands),
Reg. S, 4.75%, 02/01/2027		2,800	2,508
5.25%, 06/18/2025 (e)		2,000	1,895
Reg. S, 5.25%, 06/18/2025		2,970	2,814
5.38%, 05/15/2024 (e)		1,900	1,855
Reg. S, 5.88%, 05/15/2026		2,300	2,165
MGM Resorts International,
4.63%, 09/01/2026		750	709
4.75%, 10/15/2028		3,476	3,236
5.50%, 04/15/2027		650	631
5.75%, 06/15/2025		475	475
6.75%, 05/01/2025		350	352
Sands China Ltd., (Cayman Islands),
2.80%, 03/08/2027		3,900	3,338
3.75%, 08/08/2031		1,800	1,443
4.30%, 01/08/2026		8,850	8,297

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — continued
4.88%, 06/18/2030		1,800	1,592
5.63%, 08/08/2025		5,600	5,451
5.90%, 08/08/2028		13,000	12,339
Station Casinos LLC,
4.50%, 02/15/2028 (e)		1,578	1,424
4.63%, 12/01/2031 (e)		588	497
Studio City Co. Ltd., (British Virgin Islands), Reg. S, 7.00%, 02/15/2027		1,800	1,698
Studio City Finance Ltd., (British Virgin Islands),
Reg. S, 5.00%, 01/15/2029		1,200	921
Reg. S, 6.00%, 07/15/2025		8,883	8,140
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)		800	764
Wynn Macau Ltd., (Cayman Islands),
Reg. S, 4.88%, 10/01/2024		2,000	1,940
Reg. S, 5.13%, 12/15/2029		650	532
5.50%, 01/15/2026 (e)		500	464
Reg. S, 5.50%, 01/15/2026		12,550	11,640
5.50%, 10/01/2027 (e)		1,530	1,335
Reg. S, 5.50%, 10/01/2027		3,400	2,967
5.63%, 08/26/2028 (e)		2,550	2,169
Reg. S, 5.63%, 08/26/2028		3,900	3,317

			134,022

Retail — 2.1%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		1,500	1,343
3.88%, 01/15/2028 (e)		240	223
4.00%, 10/15/2030 (e)		3,271	2,805
4.38%, 01/15/2028 (e)		767	708
5.75%, 04/15/2025 (e)		77	77
7-Eleven, Inc., 0.80%, 02/10/2024 (e)		425	407
Arko Corp., 5.13%, 11/15/2029 (e)		1,009	835
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	3
5.00%, 02/15/2032 (e)		793	694
At Home Group, Inc.,
4.88%, 07/15/2028 (e)		300	203
7.13%, 07/15/2029 (e)		1,475	845
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		125	98
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029 (e)		935	825
Brinker International, Inc., 5.00%, 10/01/2024 (e)		625	613
Burger King France SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 4.75%), 7.23%, 11/01/2026 (aa)	EUR	300	322
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029 (e)		975	785
Constellation Automotive Financing plc, (United Kingdom), Reg. S, 4.88%, 07/15/2027	GBP	200	179
eG Global Finance plc, (United Kingdom),
Reg. S, 3.63%, 02/07/2024	EUR	100	106
Reg. S, 4.38%, 02/07/2025	EUR	922	914
Reg. S, 6.25%, 10/30/2025	EUR	1,536	1,537

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
6.75%, 02/07/2025 (e)		2,357	2,180
8.50%, 10/30/2025 (e)		1,765	1,652
Ferrellgas LP / Ferrellgas Finance Corp.,
5.38%, 04/01/2026 (e)		300	281
5.88%, 04/01/2029 (e)		335	288
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		1,491	1,308
6.75%, 01/15/2030 (e)		2,812	2,314
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		2,984	2,365
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		875	624
3.88%, 10/01/2031 (e)		2,030	1,409
Goldstory SASU, (France), Reg. S, 5.38%, 03/01/2026	EUR	200	199
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		1,502	1,284
Jollibee Worldwide Pte Ltd., (Singapore), Reg. S, 4.13%, 01/24/2026		4,200	3,971
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		1,875	1,435
LCM Investments Holdings II LLC, 4.88%, 05/01/2029 (e)		2,665	2,229
Lithia Motors, Inc., 3.88%, 06/01/2029 (e)		13	11
Lowe’s Cos., Inc., 4.80%, 04/01/2026		86	86
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		1,007	945
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		2,900	1,977
6.75%, 08/01/2029 (e)		550	379
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		950	824
7.50%, 10/15/2027 (e)		60	60
Penske Automotive Group, Inc., 3.75%, 06/15/2029 (e)		252	218
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (e)		250	235
7.75%, 02/15/2029 (e)		2,955	2,900
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/2025		2,675	2,634
SRS Distribution, Inc.,
4.63%, 07/01/2028 (e)		2,625	2,331
6.00%, 12/01/2029 (e)		3,286	2,713
6.13%, 07/01/2029 (e)		4,266	3,600
Staples, Inc., 7.50%, 04/15/2026 (e)		1,056	923
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, 8.00%, 07/13/2025	GBP	150	170
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		1,950	1,704
5.88%, 03/01/2027		925	897
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		2,500	2,232
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		6,486	5,626
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		1,350	1,228

			66,757

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Storage/Warehousing — 0.1%
GLP China Holdings Ltd., (Hong Kong), Reg. S, 2.95%, 03/29/2026		3,050	2,228

Toys/Games/Hobbies — 0.1%
Mattel, Inc., 5.45%, 11/01/2041		2,701	2,274

Total Consumer Cyclical			528,298

Consumer Non-cyclical — 10.4%
Agriculture — 0.3%
BAT Capital Corp.,
3.22%, 08/15/2024		327	317
3.56%, 08/15/2027		228	212
4.70%, 04/02/2027		274	268
BAT International Finance plc, (United Kingdom),
1.67%, 03/25/2026		30	27
3.95%, 06/15/2025 (e)		337	328
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		2,720	2,711
Imperial Brands Finance plc, (United Kingdom),
3.13%, 07/26/2024 (e)		643	622
6.13%, 07/27/2027 (e)		400	410
Philip Morris International, Inc.,
4.88%, 02/13/2026		189	190
5.00%, 11/17/2025		77	78
5.13%, 11/17/2027		193	197
Reynolds American, Inc., 4.45%, 06/12/2025		281	276
Tereos Finance Groupe I SA, (France), Reg. S, 7.25%, 04/15/2028	EUR	175	186
Vector Group Ltd., 5.75%, 02/01/2029 (e)		3,175	2,825
Viterra Finance BV, (Netherlands), 2.00%, 04/21/2026 (e)		700	623

			9,270

Biotechnology — 0.0% (g)
Amgen, Inc.,
5.15%, 03/02/2028		241	246
5.25%, 03/02/2025		226	228
5.51%, 03/02/2026		241	242
Cidron Aida Finco Sarl, (Luxembourg), Reg. S, 6.25%, 04/01/2028	GBP	100	105
Gilead Sciences, Inc., 0.75%, 09/29/2023		760	743
Illumina, Inc.,
5.75%, 12/13/2027		151	154
5.80%, 12/12/2025		38	39

			1,757

Commercial Services — 4.1%
Adani Ports & Special Economic Zone Ltd., (India), 3.38%, 07/24/2024 (e)		200	185
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		1,209	1,078
4.88%, 07/15/2032 (e)		156	138
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg), 6.13%, 10/15/2026 (e)		200	178

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		6,924	5,169
6.63%, 07/15/2026 (e)		5,991	5,757
9.75%, 07/15/2027 (e)		6,986	6,226
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
Reg. S, 3.63%, 06/01/2028	EUR	160	142
4.63%, 06/01/2028 (e)		10,825	9,145
Alta Equipment Group, Inc., 5.63%, 04/15/2026 (e)		900	842
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		450	398
4.63%, 10/01/2027 (e)		874	811
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		1,730	1,484
4.75%, 10/15/2029 (e)		450	396
APX Group, Inc.,
5.75%, 07/15/2029 (e)		2,735	2,448
6.75%, 02/15/2027 (e)		154	153
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		1,450	1,319
Avis Budget Finance plc, (Jersey), Reg. S, 4.75%, 01/30/2026	EUR	300	317
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	100	92
Reg. S, 6.13%, 11/30/2028	GBP	100	105
Block, Inc.,
2.75%, 06/01/2026		987	900
3.50%, 06/01/2031		6,448	5,295
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		1,738	1,638
5.50%, 07/15/2025 (e)		625	619
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		400	329
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		2,209	1,676
eHi Car Services Ltd., (Cayman Islands),
Reg. S, 7.00%, 09/21/2026		8,050	5,280
Reg. S, 7.75%, 11/14/2024		500	385
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		27	24
7.75%, 02/15/2028 (e)		1,209	1,192
Gartner, Inc.,
3.63%, 06/15/2029 (e)		111	99
3.75%, 10/01/2030 (e)		500	449
4.50%, 07/01/2028 (e)		799	758
Global Payments, Inc.,
2.65%, 02/15/2025		47	45
2.90%, 05/15/2030		717	607
3.20%, 08/15/2029		716	626
3.75%, 06/01/2023		146	146

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
4.45%, 06/01/2028		155	147
5.40%, 08/15/2032		1,475	1,445
5.95%, 08/15/2052		1,429	1,354
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		3,036	2,698
Herc Holdings, Inc., 5.50%, 07/15/2027 (e)		2,174	2,098
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		632	572
5.00%, 12/01/2029 (e)		825	684
India Toll Roads, (Mauritius), Reg. S, 5.50%, 08/19/2024		7,300	6,952
La Financiere Atalian SASU, (France),
Reg. S, 4.00%, 05/15/2024	EUR	100	79
Reg. S, 5.13%, 05/15/2025	EUR	100	73
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026 (e)		41	37
Metis Merger Sub LLC, 6.50%, 05/15/2029 (e)		4,085	3,402
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (e)		2,000	1,604
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		1,287	1,193
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		2,236	2,023
Prime Security Services Borrower LLC / Prime Finance, Inc.,
5.75%, 04/15/2026 (e)		1,983	1,968
6.25%, 01/15/2028 (e)		2,085	1,950
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	200	191
Royal Capital BV, (Netherlands),
Reg. S, (CMT Index 5 Year + 5.93%), 4.88%, 05/05/2024 (x) (aa)		1,131	1,097
Reg. S, (CMT Index 5 Year + 7.40%), 5.00%, 02/05/2026 (x) (aa)		6,150	5,888
Sabre GLBL, Inc.,
7.38%, 09/01/2025 (e)		1,849	1,652
11.25%, 12/15/2027 (e)		887	827
Service Corp. International,
3.38%, 08/15/2030		320	274
4.00%, 05/15/2031		2,866	2,522
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		3,269	3,073
Sotheby’s, 7.38%, 10/15/2027 (e)		8,580	8,065
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		299	248
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	176	180
Triton Container International Ltd., (Bermuda),
0.80%, 08/01/2023 (e)		400	391
1.15%, 06/07/2024 (e)		169	159
United Rentals North America, Inc.,
3.75%, 01/15/2032		1,750	1,507
3.88%, 02/15/2031		895	790
4.88%, 01/15/2028		2,025	1,936
5.25%, 01/15/2030		425	409
6.00%, 12/15/2029 (e)		8,112	8,224
Verisure Holding AB, (Sweden), Reg. S, 9.25%, 10/15/2027	EUR	100	116
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)		6,775	6,775
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (e)		1,309	1,191

			130,245

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Cosmetics/Personal Care — 0.0% (g)
Coty, Inc., Reg. S, 3.88%, 04/15/2026	EUR	100	104
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 4.75%, 01/15/2029 (e)		62	58

			162

Food — 1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		358	337
3.50%, 03/15/2029 (e)		1,760	1,532
4.63%, 01/15/2027 (e)		282	273
4.88%, 02/15/2030 (e)		1,144	1,068
5.88%, 02/15/2028 (e)		2,001	1,989
6.50%, 02/15/2028 (e)		1,845	1,849
B&G Foods, Inc.,
5.25%, 04/01/2025		1,625	1,513
5.25%, 09/15/2027		2,271	1,948
Bellis Acquisition Co. plc, (United Kingdom), Reg. S, 3.25%, 02/16/2026	GBP	200	202
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		675	520
Casino Guichard Perrachon SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.82%), 3.99%, 01/31/2024 (x) (aa)	EUR	100	7
China Modern Dairy Holdings Ltd., (Cayman Islands), Reg. S, 2.13%, 07/14/2026		1,800	1,554
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		4,507	4,107
7.50%, 04/15/2025 (e)		5,857	5,711
Darling Global Finance BV, (Netherlands), Reg. S, 3.63%, 05/15/2026	EUR	300	315
FPC Resources Ltd., (British Virgin Islands), Reg. S, 4.38%, 09/11/2027		300	277
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational), 3.75%, 12/01/2031 (e)		98	81
JGSH Philippines Ltd., (British Virgin Islands), Reg. S, 4.13%, 07/09/2030		6,350	5,664
Kraft Heinz Foods Co.,
6.88%, 01/26/2039		2,000	2,261
7.13%, 08/01/2039 (e)		500	570
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		613	561
4.38%, 01/31/2032 (e)		4,610	4,179
4.88%, 05/15/2028 (e)		72	70
Market Bidco Finco plc, (United Kingdom), 5.50%, 11/04/2027 (e)	GBP	150	140
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		212	192
5.50%, 10/15/2027 (e)		2,651	2,591
Picard Groupe SAS, (France), Reg. S, 3.88%, 07/01/2026	EUR	100	96
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		2,648	2,155
4.25%, 04/15/2031		8,148	7,187
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,666	1,473
4.63%, 04/15/2030 (e)		1,405	1,259
5.50%, 12/15/2029 (e)		1,000	941

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		1,139	926
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		123	114
US Foods, Inc.,
4.75%, 02/15/2029 (e)		1,879	1,736
6.25%, 04/15/2025 (e)		456	460

			55,858

Healthcare—Products — 0.7%
Avantor Funding, Inc.,
Reg. S, 2.63%, 11/01/2025	EUR	1,081	1,125
Reg. S, 3.88%, 07/15/2028	EUR	100	101
3.88%, 11/01/2029 (e)		2,015	1,809
4.63%, 07/15/2028 (e)		1,867	1,772
Embecta Corp.,
5.00%, 02/15/2030 (e)		1,175	1,011
6.75%, 02/15/2030 (e)		1,184	1,077
Garden Spinco Corp., 8.63%, 07/20/2030 (e)		942	1,006
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025 (e)		225	228
Medline Borrower LP,
3.88%, 04/01/2029 (e)		4,103	3,555
5.25%, 10/01/2029 (e)		11,232	9,745
Teleflex, Inc., 4.25%, 06/01/2028 (e)		1,284	1,221

			22,650

Healthcare—Services — 2.2%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		126	118
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		1,798	1,510
Cano Health LLC, 6.25%, 10/01/2028 (e)		655	359
Catalent Pharma Solutions, Inc.,
3.13%, 02/15/2029 (e)		431	379
3.50%, 04/01/2030 (e)		2,466	2,167
Centene Corp.,
2.45%, 07/15/2028		919	795
2.50%, 03/01/2031		1,581	1,280
2.63%, 08/01/2031		1,059	855
3.00%, 10/15/2030		5,291	4,453
4.25%, 12/15/2027		498	475
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	13
4.25%, 05/01/2028 (e)		1,363	1,276
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		3,669	2,709
5.25%, 05/15/2030 (e)		3,164	2,465
5.63%, 03/15/2027 (e)		700	614
DaVita, Inc.,
3.75%, 02/15/2031 (e)		4,157	3,279

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare—Services — continued
4.63%, 06/01/2030 (e)		3,000	2,561
Encompass Health Corp.,
4.50%, 02/01/2028		55	51
4.63%, 04/01/2031		1,065	931
4.75%, 02/01/2030		1,553	1,412
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026 (e)		275	226
HCA, Inc.,
4.63%, 03/15/2052 (e)		932	774
5.25%, 04/15/2025		500	499
7.05%, 12/01/2027		950	1,006
7.50%, 11/06/2033		1,650	1,830
Humana, Inc., 5.70%, 03/13/2026		102	102
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	202
Reg. S, 2.25%, 03/15/2029	EUR	100	92
5.00%, 10/15/2026 (e)		397	388
Korian SA, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 4.13%, 03/15/2024 (x) (aa)	GBP	200	192
Legacy LifePoint Health LLC,
4.38%, 02/15/2027 (e)		173	142
6.75%, 04/15/2025 (e)		1,492	1,416
LifePoint Health, Inc., 5.38%, 01/15/2029 (e)		2,650	1,620
ModivCare, Inc., 5.88%, 11/15/2025 (e)		648	621
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		334	291
3.88%, 05/15/2032 (e)		1,855	1,560
4.38%, 06/15/2028 (e)		217	202
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)		2,425	2,145
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (e)		6,100	4,934
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025 (e)		427	422
10.00%, 04/15/2027 (e)		2,518	2,568
Tenet Healthcare Corp.,
4.25%, 06/01/2029		3,279	2,967
4.38%, 01/15/2030		7,730	6,938
4.88%, 01/01/2026		973	954
5.13%, 11/01/2027		4,525	4,344
6.13%, 10/01/2028		3,483	3,328
6.13%, 06/15/2030 (e)		1,083	1,068
6.25%, 02/01/2027		697	685

			69,218

Household Products/Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		1,715	1,481
Central Garden & Pet Co.,
4.13%, 10/15/2030		101	89

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Household Products/Wares — continued
5.13%, 02/01/2028		360	348
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,
5.00%, 12/31/2026 (e)		450	411
7.00%, 12/31/2027 (e)		1,625	1,418
Spectrum Brands, Inc., 3.88%, 03/15/2031 (e)		1,691	1,383

			5,130

Pharmaceuticals — 1.2%
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		2,100	1,748
5.13%, 03/01/2030 (e)		1,301	1,104
6.13%, 08/01/2028 (e)		865	794
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)		275	126
Bausch Health Cos., Inc., (Canada),
5.00%, 01/30/2028 (e)		2,125	807
5.00%, 02/15/2029 (e)		3,800	1,488
5.25%, 01/30/2030 (e)		4,610	1,706
5.25%, 02/15/2031 (e)		2,370	916
6.25%, 02/15/2029 (e)		6,918	2,761
7.00%, 01/15/2028 (e)		450	180
Bayer AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 3.75%), 4.50%, 03/25/2082 (aa)	EUR	300	301
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)		554	548
4.25%, 12/15/2025 (e)		300	293
(ICE LIBOR USD 3 Month + 1.01%), 5.88%, 12/15/2023 (e) (aa)		200	200
Cheplapharm Arzneimittel GmbH, (Germany), 5.50%, 01/15/2028 (e)		2,033	1,810
Gruenenthal GmbH, (Germany), Reg. S, 4.13%, 05/15/2028	EUR	100	98
Health & Happiness H&H International Holdings Ltd., (Cayman Islands), Reg. S, 5.63%, 10/24/2024		8,250	7,254
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		1,884	1,729
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 3.50%, 09/30/2024	EUR	100	106
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		957	845
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
4.13%, 04/30/2028 (e)		1,798	1,643
5.13%, 04/30/2031 (e)		3,581	3,179
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		1,483	1,159
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (e)		2,384	2,199
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands), 7.38%, 09/15/2029	EUR	200	220
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		1,677	1,518
7.13%, 01/31/2025		200	204
7.88%, 09/15/2029		1,730	1,812
8.13%, 09/15/2031		551	576

			37,324

Total Consumer Non-cyclical			331,614

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified — 0.1%
Holding Companies — Diversified — 0.1%
San Miguel Corp., (Philippines), Reg. S, (CMT Index 5 Year + 10.24%), 5.50%, 07/29/2025 (x) (aa)		3,150	2,819

Energy — 10.8%
Coal — 0.4%
Adaro Indonesia PT, (Indonesia), Reg. S, 4.25%, 10/31/2024		5,200	4,953
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/2025 (e)		150	149
Coronado Finance Pty Ltd., (Australia), 10.75%, 05/15/2026 (e)		554	578
Indika Energy Capital IV Pte Ltd., (Singapore), Reg. S, 8.25%, 10/22/2025		7,950	7,831

			13,511

Energy—Alternate Sources — 1.2%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ, (India), Reg. S, 6.25%, 12/10/2024		4,300	4,047
Continuum Energy Levanter Pte Ltd., (Singapore), Reg. S, 4.50%, 02/09/2027		1,116	983
Cullinan Holdco Scsp, (Luxembourg), Reg. S, 4.63%, 10/15/2026	EUR	201	191
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (e)		154	140
Greenko Dutch BV, (Netherlands),
3.85%, 03/29/2026 (e)		188	168
Reg. S, 3.85%, 03/29/2026		8,178	7,318
Greenko Solar Mauritius Ltd., (Mauritius), Reg. S, 5.55%, 01/29/2025		5,850	5,601
Greenko Wind Projects Mauritius Ltd., (Mauritius),
5.50%, 04/06/2025 (e)		7,200	6,809
Reg. S, 5.50%, 04/06/2025		700	662
India Cleantech Energy, (Mauritius), Reg. S, 4.70%, 08/10/2026		1,373	1,210
India Green Energy Holdings, (Mauritius), Reg. S, 5.38%, 04/29/2024		9,000	8,698
India Green Power Holdings, (Mauritius), Reg. S, 4.00%, 02/22/2027		2,200	1,859
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (e)		1,165	1,045

			38,731

Oil & Gas — 5.5%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)		4,827	4,736
Aker BP ASA, (Norway), 2.00%, 07/15/2026 (e)		314	282
Antero Resources Corp.,
5.38%, 03/01/2030 (e)		2,520	2,344
7.63%, 02/01/2029 (e)		950	972
Apache Corp.,
4.75%, 04/15/2043		250	187
5.10%, 09/01/2040		1,779	1,508
5.35%, 07/01/2049		695	536
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		4,022	3,550
7.00%, 11/01/2026 (e)		1,075	1,039
8.25%, 12/31/2028 (e)		597	577
9.00%, 11/01/2027 (e)		1,629	1,979
Athabasca Oil Corp., (Canada), 9.75%, 11/01/2026 (e)		2,545	2,653
California Resources Corp., 7.13%, 02/01/2026 (e)		236	239

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Callon Petroleum Co.,
6.38%, 07/01/2026	4,697	4,462
7.50%, 06/15/2030 (e)	1,765	1,659
8.00%, 08/01/2028 (e)	3,685	3,651
8.25%, 07/15/2025	206	205
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)	500	492
5.88%, 02/01/2029 (e)	835	795
6.75%, 04/15/2029 (e)	2,751	2,731
Chord Energy Corp., 6.38%, 06/01/2026 (e)	156	155
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (d) (e)	2,405	2,345
7.00%, 06/15/2025 (d) (e)	4,567	4,506
CNX Resources Corp.,
6.00%, 01/15/2029 (e)	9	8
7.25%, 03/14/2027 (e)	2,315	2,335
7.38%, 01/15/2031 (e)	1,464	1,447
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)	4,040	3,471
6.75%, 03/01/2029 (e)	4,471	4,074
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)	580	514
3.80%, 06/01/2024	450	441
4.38%, 01/15/2028	275	259
Crescent Energy Finance LLC,
7.25%, 05/01/2026 (e)	3,913	3,680
9.25%, 02/15/2028 (e)	1,759	1,686
CrownRock LP / CrownRock Finance, Inc.,
5.00%, 05/01/2029 (e)	152	141
5.63%, 10/15/2025 (e)	3,442	3,364
Devon Energy Corp., 5.25%, 10/15/2027	415	415
Diamondback Energy, Inc.,
4.25%, 03/15/2052	1,210	946
6.25%, 03/15/2033	1,693	1,790
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027 (e)	1,727	1,676
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028 (e)	2,033	2,018
Eni SpA, (Italy), Series X-R, 4.00%, 09/12/2023 (e)	1,000	992
EnQuest plc, (United Kingdom), 11.63%, 11/01/2027 (e)	200	185
EQT Corp.,
3.90%, 10/01/2027	326	306
6.13%, 02/01/2025	342	344
Gulfport Energy Corp., 8.00%, 05/17/2026 (e)	302	299
Harbour Energy plc, (United Kingdom), 5.50%, 10/15/2026 (e)	264	231
Hilcorp Energy I LP / Hilcorp Finance Co.,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
5.75%, 02/01/2029 (e)	2,074	1,909
6.00%, 04/15/2030 (e)	350	323
6.00%, 02/01/2031 (e)	3,969	3,654
6.25%, 11/01/2028 (e)	786	746
6.25%, 04/15/2032 (e)	1,150	1,064
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026 (e)	156	152
Matador Resources Co., 5.88%, 09/15/2026	1,237	1,220
Medco Oak Tree Pte Ltd., (Singapore), Reg. S, 7.38%, 05/14/2026	11,550	11,001
MEG Energy Corp., (Canada),
5.88%, 02/01/2029 (e)	1,450	1,390
7.13%, 02/01/2027 (e)	1,375	1,403
Nabors Industries Ltd., (Bermuda),
7.25%, 01/15/2026 (e)	415	392
7.50%, 01/15/2028 (e)	6,121	5,642
Nabors Industries, Inc.,
5.75%, 02/01/2025	3,850	3,729
7.38%, 05/15/2027 (e)	4,501	4,400
Northern Oil and Gas, Inc., 8.13%, 03/01/2028 (e)	6,487	6,357
Occidental Petroleum Corp.,
4.20%, 03/15/2048	49	38
4.30%, 08/15/2039	132	106
4.40%, 04/15/2046	2,445	1,938
4.63%, 06/15/2045	1,442	1,155
5.88%, 09/01/2025	416	419
6.13%, 01/01/2031	184	191
6.20%, 03/15/2040	1,083	1,089
6.45%, 09/15/2036	2,559	2,684
6.60%, 03/15/2046	98	103
6.63%, 09/01/2030	4,567	4,810
6.95%, 07/01/2024	15	15
7.15%, 05/15/2028	675	713
7.50%, 05/01/2031	234	258
7.88%, 09/15/2031	500	562
8.88%, 07/15/2030	1,017	1,172
Ovintiv Exploration, Inc., 5.38%, 01/01/2026	250	250
Ovintiv, Inc., 6.63%, 08/15/2037	267	269
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)	1,800	1,599
4.63%, 05/01/2030 (e)	500	445
5.88%, 07/15/2027 (e)	741	719
PDC Energy, Inc.,
5.75%, 05/15/2026	377	367
6.13%, 09/15/2024	115	114
Permian Resources Operating LLC,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
5.38%, 01/15/2026 (e)		54	51
5.88%, 07/01/2029 (e)		3,644	3,451
6.88%, 04/01/2027 (e)		1,284	1,256
7.75%, 02/15/2026 (e)		1,191	1,194
Petroleos Mexicanos, (Mexico),
4.63%, 09/21/2023		100	99
6.88%, 08/04/2026		315	299
Petron Corp., (Philippines), Reg. S, (CMT Index 5 Year + 7.57%), 5.95%, 04/19/2026 (x) (aa)		3,500	3,062
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)		1,035	939
Range Resources Corp.,
4.75%, 02/15/2030 (e)		325	296
4.88%, 05/15/2025		1,926	1,889
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR	185	180
Rockcliff Energy II LLC, 5.50%, 10/15/2029 (e)		2,316	2,045
Saka Energi Indonesia PT, (Indonesia), Reg. S, 4.45%, 05/05/2024		2,400	2,288
SM Energy Co.,
5.63%, 06/01/2025		888	861
6.50%, 07/15/2028		896	854
6.63%, 01/15/2027		25	24
6.75%, 09/15/2026		603	591
Southwestern Energy Co.,
4.75%, 02/01/2032		2,217	1,958
5.38%, 02/01/2029		1,422	1,340
5.38%, 03/15/2030		3,154	2,917
5.70%, 01/23/2025		3	3
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		145	156
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		1,500	1,377
4.50%, 04/30/2030		775	701
5.88%, 03/15/2028		320	307
Tap Rock Resources LLC, 7.00%, 10/01/2026 (e)		5,178	4,508
Tengizchevroil Finance Co. International Ltd., (Bermuda), 2.63%, 08/15/2025 (e)		200	178
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)		1,225	1,261
Transocean, Inc., (Cayman Islands),
7.25%, 11/01/2025 (e)		225	213
7.50%, 01/15/2026 (e)		1,524	1,384
8.00%, 02/01/2027 (e)		625	562
8.75%, 02/15/2030 (e)		4,372	4,459
11.50%, 01/30/2027 (e)		1,353	1,397
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)		197	180
Vital Energy, Inc., 9.50%, 01/15/2025		228	230

			177,133

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)	4,192	4,043
6.88%, 04/01/2027 (e)	1,935	1,899
Enerflex Ltd., (Canada), 9.00%, 10/15/2027 (e)	786	765
Oceaneering International, Inc., 4.65%, 11/15/2024	157	153
USA Compression Partners LP / USA Compression Finance Corp.,
6.88%, 04/01/2026	2,967	2,883
6.88%, 09/01/2027	2,254	2,153
Weatherford International Ltd., (Bermuda),
6.50%, 09/15/2028 (e)	1,166	1,168
8.63%, 04/30/2030 (e)	1,056	1,080
11.00%, 12/01/2024 (e)	177	182

		14,326

Pipelines — 3.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)	2,812	2,646
5.75%, 03/01/2027 (e)	1,531	1,496
5.75%, 01/15/2028 (e)	2,146	2,060
7.88%, 05/15/2026 (e)	450	459
Buckeye Partners LP,
3.95%, 12/01/2026	88	78
5.60%, 10/15/2044	46	33
5.85%, 11/15/2043	17	13
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	1,019	1,026
Cheniere Energy Partners LP,
3.25%, 01/31/2032	5,604	4,623
4.00%, 03/01/2031	4,202	3,739
Cheniere Energy, Inc., 4.63%, 10/15/2028	2,408	2,285
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	1,530	1,316
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	4,660	4,189
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.63%, 05/01/2027 (e)	62	60
6.00%, 02/01/2029 (e)	2,139	2,036
7.38%, 02/01/2031 (e)	674	674
8.00%, 04/01/2029 (e)	52	53
DCP Midstream Operating LP,
5.38%, 07/15/2025	161	160
6.45%, 11/03/2036 (e)	610	632
6.75%, 09/15/2037 (e)	260	282
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	2,466	2,162
4.38%, 06/15/2031 (e)	171	149
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032 (e)	312	269
Energy Transfer LP,
3.75%, 05/15/2030	859	791

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
5.00%, 05/15/2050	2,301	1,948
5.30%, 04/15/2047	830	725
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	2,073	1,826
EnLink Midstream LLC,
5.38%, 06/01/2029	319	307
5.63%, 01/15/2028 (e)	3,133	3,070
6.50%, 09/01/2030 (e)	764	768
EnLink Midstream Partners LP,
4.15%, 06/01/2025	96	93
4.85%, 07/15/2026	380	366
5.45%, 06/01/2047	923	736
5.60%, 04/01/2044	113	91
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	11	9
4.75%, 01/15/2031 (e)	248	206
6.00%, 07/01/2025 (e)	1,366	1,350
6.50%, 07/01/2027 (e)	1,338	1,297
7.50%, 06/01/2027 (e)	1,225	1,230
7.50%, 06/01/2030 (e)	958	928
Genesis Energy LP / Genesis Energy Finance Corp.,
6.50%, 10/01/2025	49	47
7.75%, 02/01/2028	339	329
8.88%, 04/15/2030	659	670
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	600	576
Hess Midstream Operations LP, 4.25%, 02/15/2030 (e)	1,480	1,322
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	2,449	2,068
Kinder Morgan, Inc., 4.80%, 02/01/2033	697	672
Kinetik Holdings LP, 5.88%, 06/15/2030 (e)	2,319	2,232
New Fortress Energy, Inc.,
6.50%, 09/30/2026 (e)	6,528	6,006
6.75%, 09/15/2025 (e)	4,470	4,320
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (e)	1,142	1,102
NOVA Gas Transmission Ltd., (Canada), 7.88%, 04/01/2023	420	420
NuStar Logistics LP,
5.75%, 10/01/2025	32	31
6.00%, 06/01/2026	1,514	1,484
6.38%, 10/01/2030	13	13
ONEOK, Inc., 4.95%, 07/13/2047	829	692
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029	1,179	1,054
3.60%, 11/01/2024	121	118
Rockies Express Pipeline LLC,
4.95%, 07/15/2029 (e)	183	163
7.50%, 07/15/2038 (e)	2,825	2,570

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)		425	411
Sabine Pass Liquefaction LLC,
5.75%, 05/15/2024		100	100
5.88%, 06/30/2026		250	255
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)		4,098	3,747
6.00%, 03/01/2027 (e)		836	791
6.00%, 12/31/2030 (e)		33	30
6.00%, 09/01/2031 (e)		2,664	2,356
7.50%, 10/01/2025 (e)		61	61
Targa Resources Corp., 6.25%, 07/01/2052		772	755
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.00%, 01/15/2032		749	653
6.50%, 07/15/2027		244	250
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)		5,561	5,016
3.88%, 11/01/2033 (e)		5,995	5,042
4.13%, 08/15/2031 (e)		4,617	4,056
Western Midstream Operating LP,
4.30%, 02/01/2030		300	273
4.65%, 07/01/2026		360	348
5.30%, 03/01/2048		624	529
5.45%, 04/01/2044		190	165
5.50%, 08/15/2048		463	399
5.50%, 02/01/2050		5,650	4,830
6.15%, 04/01/2033 (w)		330	334

			102,471

Total Energy			346,172

Financial — 13.2%
Banks — 2.9%
ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)		700	676
AIB Group plc, (Ireland),
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/2025 (e) (aa)		483	473
Reg. S, (EUR Swap Rate 5 Year + 5.70%), 5.25%, 10/09/2024 (x) (aa)	EUR	359	349
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 3.21%), 6.75%, 03/02/2026 (aa)	EUR	200	212
Banco Bilbao Vizcaya Argentaria SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.04%), 6.00%, 03/29/2024 (x) (aa)	EUR	400	408
Banco BPM SpA, (Italy),
Reg. S, (EUR Swap Rate 5 Year + 3.40%), 3.38%, 01/19/2032 (aa)	EUR	214	193
Reg. S, (EUR Swap Rate 5 Year + 4.67%), 4.25%, 10/01/2029 (aa)	EUR	100	103
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 2.95%), 2.50%, 04/15/2031 (aa)	EUR	200	179
Reg. S, (EUR Swap Rate 1 Year + 2.40%), 5.25%, 02/07/2029 (aa)	EUR	100	103
Bangkok Bank PCL, (Thailand),
Reg. S, (CMT Index 5 Year + 1.90%), 3.73%, 09/25/2034 (aa)		3,550	3,011

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (CMT Index 5 Year + 4.73%), 5.00%, 09/23/2025 (x) (aa)		3,400	3,093
Bank Negara Indonesia Persero Tbk. PT, (Indonesia), Reg. S, 3.75%, 03/30/2026		9,050	8,240
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		98	88
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (aa)		80	76
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	646
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		1,063	1,043
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		355	353
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		230	228
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)		1,378	1,441
Series L, 3.95%, 04/21/2025		552	534
Bank of East Asia Ltd. (The), (Hong Kong), Reg. S, (CMT Index 5 Year + 3.75%), 4.00%, 05/29/2030 (aa)		3,400	3,095
Bank of Ireland Group plc, (Ireland),
4.50%, 11/25/2023 (e)		700	691
(CMT Index 1 Year + 2.65%), 6.25%, 09/16/2026 (e) (aa)		200	199
Bank of Montreal, (Canada), 3.70%, 06/07/2025		141	137
Bank of New York Mellon Corp. (The), (United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		124	123
Bank of Nova Scotia (The), (Canada), 4.75%, 02/02/2026		124	123
Bankinter SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 4.71%), 7.38%, 08/15/2028 (x) (aa)	EUR	200	202
BankUnited, Inc., 4.88%, 11/17/2025		544	487
Barclays plc, (United Kingdom),
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		376	351
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		415	404
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 05/16/2024 (aa)		200	199
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	318
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		794	678
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		221	195
Reg. S, (EUR Swap Rate 5 Year + 4.63%), 7.38%, 06/11/2030 (x) (aa)	EUR	200	207
BPCE SA, (France),
4.50%, 03/15/2025 (e)		200	193
4.88%, 04/01/2026 (e)		200	193
5.15%, 07/21/2024 (e)		235	230
Canadian Imperial Bank of Commerce, (Canada), 3.95%, 08/04/2025		231	224
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		382	365
(CME Term SOFR 3 Month + 1.16%), 3.35%, 04/24/2025 (aa)		935	911
3.70%, 01/12/2026		608	588
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		243	239
Series Y, (CMT Index 5 Year + 3.00%), 4.15%, 11/15/2026 (x) (aa)		15	12
Commerzbank AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 6.36%), 6.13%, 10/09/2025 (x) (aa)	EUR	200	185
Credit Agricole SA, (France),
4.38%, 03/17/2025 (e)		450	432
(CMT Index 5 Year + 3.24%), 4.75%, 03/23/2029 (e) (x) (aa)		261	196

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Credit Suisse AG, (Switzerland), 3.63%, 09/09/2024		605	576
Credit Suisse Group AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/2024 (e) (aa)		300	291
Danske Bank A/S, (Denmark), (ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)		1,193	1,134
Development Bank of the Philippines, (Philippines), Reg. S, 2.38%, 03/11/2031		2,683	2,094
Discover Bank, 4.25%, 03/13/2026		250	237
Federation des Caisses Desjardins du Quebec, (Canada), 5.70%, 03/14/2028 (e)		200	205
First-Citizens Bank & Trust Co., (CME Term SOFR 3 Month + 1.72%), 2.97%, 09/27/2025 (aa)		250	227
Freedom Mortgage Corp., 7.63%, 05/01/2026 (e)		883	708
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		200	178
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		554	505
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		316	307
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/2029 (aa)		212	202
Series R, (CMT Index 5 Year + 3.22%), 4.95%, 02/10/2025 (x) (aa)		441	404
HDFC Bank Ltd., (India), Reg. S, (CMT Index 5 Year + 2.93%), 3.70%, 08/25/2026 (x) (aa)		1,800	1,506
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 03/11/2025 (aa)		400	391
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		200	150
(United States SOFR + 3.35%), 7.39%, 11/03/2028 (aa)		992	1,055
HSBC USA, Inc., 5.63%, 03/17/2025		200	201
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		100	92
ING Groep NV, (Netherlands), (CMT Index 5 Year + 4.34%), 5.75%, 11/16/2026 (x) (aa)		200	173
Intesa Sanpaolo SpA, (Italy),
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		620	451
5.02%, 06/26/2024 (e)		672	645
Reg. S, 5.15%, 06/10/2030	GBP	247	248
5.71%, 01/15/2026 (e)		300	284
Kasikornbank PCL, (Thailand), Reg. S, (CMT Index 5 Year + 4.94%), 5.28%, 10/14/2025 (x) (aa)		9,900	9,040
Lloyds Banking Group plc, (United Kingdom),
4.58%, 12/10/2025		200	189
(CMT Index 5 Year + 3.91%), 8.00%, 09/27/2029 (x) (aa)		1,225	1,128
Macquarie Bank Ltd., (Australia),
4.88%, 06/10/2025 (e)		284	279
6.80%, 01/18/2033 (e)		640	650
Macquarie Group Ltd., (Australia),
(United States SOFR + 1.07%), 1.34%, 01/12/2027 (e) (aa)		105	94
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)		400	366
Manufacturers & Traders Trust Co.,
4.65%, 01/27/2026		610	574
4.70%, 01/27/2028		250	234
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.45%), 0.96%, 10/11/2025 (aa)		200	186
(CMT Index 1 Year + 1.70%), 4.79%, 07/18/2025 (aa)		295	292
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		200	199

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CMT Index 1 Year + 1.08%), 5.72%, 02/20/2026 (aa)		200	200
Morgan Stanley,
(United States SOFR + 0.51%), 0.79%, 01/22/2025 (aa)		250	240
(United States SOFR + 1.99%), 2.19%, 04/28/2026 (aa)		323	303
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		390	383
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/2024 (aa)		950	948
(United States SOFR + 1.30%), 5.05%, 01/28/2027 (aa)		68	68
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		99	100
(CMT Index 5 Year + 2.43%), 5.95%, 01/19/2038 (aa)		755	750
(United States SOFR + 1.77%), 6.14%, 10/16/2026 (aa)		104	106
NatWest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/2025 (aa)		200	196
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 06/25/2024 (aa)		200	199
Northern Trust Corp., 6.13%, 11/02/2032		854	910
PNC Financial Services Group, Inc. (The),
Series V, (CMT Index 5 Year + 3.24%), 6.20%, 09/15/2027 (x) (aa)		654	606
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)		1,234	1,148
Santander Holdings USA, Inc., (United States SOFR + 2.33%), 5.81%, 09/09/2026 (aa)		85	83
Santander UK Group Holdings plc, (United Kingdom),
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		200	189
4.75%, 09/15/2025 (e)		200	191
Societe Generale SA, (France), Reg. S, (EUR Swap Rate 5 Year + 5.23%), 7.88%, 01/18/2029 (x) (aa)	EUR	100	99
Standard Chartered plc, (United Kingdom),
5.20%, 01/26/2024 (e)		585	579
Reg. S, (CMT Index 5 Year + 5.66%), 6.00%, 07/26/2025 (x) (aa)		3,300	2,998
(CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027 (e) (x) (aa)		4,100	3,855
Reg. S, (CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027 (x) (aa)		17,700	16,642
Toronto-Dominion Bank (The), (Canada), 4.69%, 09/15/2027		179	177
Truist Financial Corp., (United States SOFR + 1.44%), 4.87%, 01/26/2029 (aa)		73	71
UBS Group AG, (Switzerland),
(CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		200	139
(CMT Index 1 Year + 1.55%), 4.49%, 05/12/2026 (e) (aa)		304	293
(CMT Index 1 Year + 1.55%), 5.71%, 01/12/2027 (e) (aa)		200	198
UniCredit SpA, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 7.33%), 7.50%, 06/03/2026 (x) (aa)	EUR	200	205
7.83%, 12/04/2023 (e)		700	703
Wells Fargo & Co.,
(United States SOFR + 2.00%), 2.19%, 04/30/2026 (aa)		111	104
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		223	219
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		231	228

			91,251

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.88%, 08/14/2024		336	321
3.50%, 01/15/2025		347	331
Series 3NC1, 1.75%, 10/29/2024		541	504
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)		534	537
Agps Bondco plc, (United Kingdom),
Reg. S, 2.75%, 11/13/2026	EUR	200	84
Reg. S, 3.25%, 08/05/2025	EUR	100	43
Air Lease Corp., 3.00%, 09/15/2023		320	316
Aircastle Ltd., (Bermuda), 4.40%, 09/25/2023		448	440
Ally Financial, Inc.,
1.45%, 10/02/2023		80	77
5.13%, 09/30/2024		250	242
5.75%, 11/20/2025		329	310
American Express Co.,
(CMT Index 5 Year + 2.85%), 3.55%, 09/15/2026 (x) (aa)		760	642
3.95%, 08/01/2025		156	153
4.90%, 02/13/2026		165	166
5.85%, 11/05/2027		55	58
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		175	156
1.95%, 09/20/2026 (e)		389	336
4.38%, 01/30/2024 (e)		151	147
5.50%, 12/15/2024 (e)		300	296
Avolon Holdings Funding Ltd., (Cayman Islands), 4.25%, 04/15/2026 (e)		520	489
Blackstone Holdings Finance Co. LLC,
5.90%, 11/03/2027 (e)		814	830
6.20%, 04/22/2033 (e)		1,417	1,491
Bread Financial Holdings, Inc., 4.75%, 12/15/2024 (e)		1,716	1,537
Capital One Financial Corp.,
(United States SOFR + 1.37%), 4.17%, 05/09/2025 (aa)		260	252
(United States SOFR + 0.69%), 5.49%, 12/06/2024 (aa)		311	304
Discover Financial Services, 6.70%, 11/29/2032		605	622
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (e)		250	221
Enact Holdings, Inc., 6.50%, 08/15/2025 (e)		1,618	1,577
Encore Capital Group, Inc., Reg. S, 5.38%, 02/15/2026	GBP	200	220
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 6.75%, 11/01/2025	EUR	200	165
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		162	146
Home Point Capital, Inc., 5.00%, 02/01/2026 (e)		79	59
Intrum AB, (Sweden),
Reg. S, 3.13%, 07/15/2024	EUR	78	81
Reg. S, 9.25%, 03/15/2028	EUR	100	106
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 08/15/2028 (e)		3,731	3,159
Jerrold Finco plc, (United Kingdom), Reg. S, 4.88%, 01/15/2026	GBP	100	106
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,603	748
LFS Topco LLC, 5.88%, 10/15/2026 (e)		625	545

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Lincoln Financing Sarl, (Luxembourg), Reg. S, 3.63%, 04/01/2024	EUR	50	53
LPL Holdings, Inc., 4.38%, 05/15/2031 (e)		225	199
Muthoot Finance Ltd., (India), Reg. S, 4.40%, 09/02/2023		930	921
Nationstar Mortgage Holdings, Inc.,
5.13%, 12/15/2030 (e)		2,266	1,741
5.50%, 08/15/2028 (e)		1,951	1,673
5.75%, 11/15/2031 (e)		118	92
6.00%, 01/15/2027 (e)		1,339	1,215
Navient Corp.,
5.50%, 03/15/2029		2,763	2,335
5.88%, 10/25/2024		190	184
6.13%, 03/25/2024		229	227
6.75%, 06/25/2025		49	48
7.25%, 09/25/2023		108	107
NFP Corp.,
4.88%, 08/15/2028 (e)		3,570	3,220
6.88%, 08/15/2028 (e)		7,748	6,706
7.50%, 10/01/2030 (e)		385	372
Nuveen Finance LLC, 4.13%, 11/01/2024 (e)		270	264
OneMain Finance Corp.,
3.50%, 01/15/2027		391	328
3.88%, 09/15/2028		1,100	872
4.00%, 09/15/2030		2,835	2,126
5.38%, 11/15/2029		301	253
6.13%, 03/15/2024		171	167
6.63%, 01/15/2028		255	234
6.88%, 03/15/2025		4,895	4,719
7.13%, 03/15/2026		746	717
Park Aerospace Holdings Ltd., (Cayman Islands), 5.50%, 02/15/2024 (e)		250	248
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		925	736
5.38%, 10/15/2025 (e)		1,175	1,098
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)		3,635	3,265
3.63%, 03/01/2029 (e)		695	597
3.88%, 03/01/2031 (e)		640	531
4.00%, 10/15/2033 (e)		805	639
Sherwood Financing plc, (United Kingdom), Reg. S, 6.00%, 11/15/2026	GBP	200	205
Shriram Finance Ltd., (India),
Reg. S, 4.15%, 07/18/2025		1,484	1,369
Reg. S, 4.40%, 03/13/2024		1,148	1,109
SLM Corp., 3.13%, 11/02/2026		61	52
VistaJet Malta Finance plc / XO Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		1,150	1,025
7.88%, 05/01/2027 (e)		1,179	1,140

			58,604

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — 1.5%
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/2029 (e)		98	81
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		5,809	5,203
5.88%, 11/01/2029 (e)		6,735	5,674
6.75%, 10/15/2027 (e)		11,157	10,369
6.75%, 04/15/2028 (e)		2,599	2,570
AmWINS Group, Inc., 4.88%, 06/30/2029 (e)		1,509	1,335
Aon Corp., 8.21%, 01/01/2027		269	271
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		1,261	1,068
CNO Financial Group, Inc., 5.25%, 05/30/2025		250	247
CNO Global Funding, 1.75%, 10/07/2026 (e)		406	364
Equitable Financial Life Global Funding,
1.40%, 07/07/2025 (e)		183	169
5.45%, 03/03/2028 (e)		182	186
F&G Annuities & Life, Inc., 7.40%, 01/13/2028 (e)		92	93
F&G Global Funding,
1.75%, 06/30/2026 (e)		220	197
2.30%, 04/11/2027 (e)		444	394
GA Global Funding Trust,
0.80%, 09/13/2024 (e)		674	627
3.85%, 04/11/2025 (e)		483	468
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	157	173
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (e)		1,772	1,690
HUB International Ltd.,
5.63%, 12/01/2029 (e)		60	53
7.00%, 05/01/2026 (e)		4,798	4,713
Jackson National Life Global Funding, 5.50%, 01/09/2026 (e)		500	505
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)		1,258	1,304
10.50%, 12/15/2030 (e)		1,170	1,178
Muang Thai Life Assurance PCL, (Thailand), Reg. S, (CMT Index 10 Year + 2.40%), 3.55%, 01/27/2037 (aa)		2,400	2,065
Ryan Specialty Group LLC, 4.38%, 02/01/2030 (e)		776	676
Tongyang Life Insurance Co. Ltd., (South Korea), Reg. S, (CMT Index 5 Year + 4.98%), 5.25%, 09/22/2025 (x) (aa)		2,000	1,710
ZhongAn Online P&C Insurance Co. Ltd., (China),
Reg. S, 3.13%, 07/16/2025		4,750	4,010
Reg. S, 3.50%, 03/08/2026		1,100	885

			48,278

Investment Companies — 0.5%
Blackstone Private Credit Fund,
3.25%, 03/15/2027		498	423
7.05%, 09/29/2025 (e)		602	593

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		1,450	1,276
Huarong Finance 2019 Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 05/29/2029		3,000	2,164
Huarong Finance II Co. Ltd., (British Virgin Islands), Reg. S, 5.00%, 11/19/2025		6,800	5,874
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		1,616	1,390
5.25%, 05/15/2027		2,650	2,486
6.25%, 05/15/2026		190	187
Owl Rock Capital Corp.,
3.40%, 07/15/2026		424	374
3.75%, 07/22/2025		529	482
4.25%, 01/15/2026		113	104
OWL Rock Core Income Corp.,
3.13%, 09/23/2026		284	246
5.50%, 03/21/2025		195	190
7.75%, 09/16/2027 (e)		1,603	1,567

			17,356

Private Equity — 0.1%
GLP Pte Ltd., (Singapore),
Reg. S, (CMT Index 5 Year + 3.74%), 4.50%, 05/17/2026 (x) (aa)		1,000	495
Reg. S, (CMT Index 5 Year + 3.73%), 4.60%, 06/29/2027 (x) (aa)		5,260	2,472

			2,967

Real Estate — 5.1%
Agile Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.50%, 04/21/2025		6,300	3,127
Reg. S, 5.75%, 01/02/2025		7,350	3,926
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.98%), 3.38%, 09/23/2024 (x) (aa)	EUR	200	96
China SCE Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 09/29/2024		3,450	1,808
Reg. S, 6.00%, 02/04/2026		4,300	1,771
CIFI Holdings Group Co. Ltd., (Cayman Islands),
Reg. S, 4.45%, 08/17/2026 (d)		7,550	1,580
Reg. S, 6.00%, 07/16/2025 (d)		5,500	1,153
Country Garden Holdings Co. Ltd., (Cayman Islands),
Reg. S, 2.70%, 07/12/2026		5,900	3,220
Reg. S, 3.13%, 10/22/2025		3,220	1,851
Reg. S, 3.88%, 10/22/2030		4,773	2,184
Reg. S, 4.20%, 02/06/2026		3,700	2,137
Reg. S, 4.80%, 08/06/2030		4,079	1,983
Reg. S, 5.13%, 01/17/2025		1,000	644
Reg. S, 5.13%, 01/14/2027		10,752	6,060
Reg. S, 5.40%, 05/27/2025		1,000	648
Reg. S, 5.63%, 01/14/2030		3,200	1,665
Reg. S, 6.50%, 04/08/2024		2,300	1,798
Reg. S, 7.25%, 04/08/2026		9,500	6,009

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Reg. S, 8.00%, 01/27/2024		3,150	2,727
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)		2,168	1,941
DIC Asset AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	100	68
Easy Tactic Ltd., (British Virgin Islands),
Reg. S, 7.50% (PIK), 07/11/2025 (v)		400	106
Reg. S, 7.50% (PIK), 07/11/2027 (v)		14,811	3,527
Reg. S, 7.50% (PIK), 07/11/2028 (v)		10,124	2,070
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (e)		2,705	2,433
Gemdale Ever Prosperity Investment Ltd., (Hong Kong), Reg. S, 4.95%, 08/12/2024		700	641
Global Prime Capital Pte Ltd., (Singapore), Reg. S, 5.95%, 01/23/2025		1,000	958
Greenland Global Investment Ltd., (British Virgin Islands), Reg. S, 7.25%, 01/22/2027		8,700	2,829
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025 (e)		200	195
Heimstaden Bostad AB, (Sweden), Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	150	85
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		206	174
4.38%, 02/01/2031 (e)		3,000	2,415
5.38%, 08/01/2028 (e)		2,500	2,277
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		2,740	2,141
KWG Group Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 08/10/2025		14,000	3,730
New Metro Global Ltd., (British Virgin Islands),
Reg. S, 4.50%, 05/02/2026		2,300	1,447
Reg. S, 4.80%, 12/15/2024		3,700	2,660
Reg. S, 6.80%, 08/05/2023		7,100	6,607
NWD Finance BVI Ltd., (British Virgin Islands),
Reg. S, (CMT Index 5 Year + 7.89%), 5.25%, 03/22/2026 (x) (aa)		22,300	19,379
Reg. S, (CMT Index 3 Year + 6.20%), 6.15%, 03/16/2025 (x) (aa)		2,700	2,497
Powerlong Real Estate Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 04/30/2025		4,700	1,063
Realogy Group LLC / Realogy Co-Issuer Corp.,
5.25%, 04/15/2030 (e)		1,005	718
5.75%, 01/15/2029 (e)		3,635	2,721
RKPF Overseas 2019 A Ltd., (British Virgin Islands), Reg. S, 6.00%, 09/04/2025		900	710
RKPF Overseas 2020 A Ltd., (British Virgin Islands), Reg. S, 5.13%, 07/26/2026		11,350	7,705
Seazen Group Ltd., (Cayman Islands), Reg. S, 4.45%, 07/13/2025		3,248	2,112
Shui On Development Holding Ltd., (Cayman Islands), Reg. S, 5.50%, 06/29/2026		3,300	2,509
Sino-Ocean Land Treasure IV Ltd., (British Virgin Islands),
Reg. S, 2.70%, 01/13/2025		6,200	3,142
Reg. S, 3.25%, 05/05/2026		13,520	6,422
Sunac China Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 04/26/2024 (d)		1,500	354
Reg. S, 6.50%, 07/09/2023 (d)		9,400	2,227
Reg. S, 6.80%, 10/20/2024 (d)		6,800	1,605
Reg. S, 7.95%, 10/11/2023 (d)		2,000	473
Theta Capital Pte Ltd., (Singapore), Reg. S, 6.75%, 10/31/2026		1,200	841
Times China Holdings Ltd., (Cayman Islands),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Reg. S, 5.55%, 06/04/2024 (d)		8,800	1,325
Reg. S, 6.60%, 03/02/2023 (d)		1,200	187
VLL International, Inc., (Cayman Islands), Reg. S, 5.75%, 11/28/2024		9,200	8,791
Wanda Properties Global Co. Ltd., (British Virgin Islands), Reg. S, 11.00%, 02/13/2026		900	728
Wanda Properties International Co. Ltd., (British Virgin Islands), Reg. S, 7.25%, 01/29/2024		5,450	4,855
Wanda Properties Overseas Ltd., (British Virgin Islands), Reg. S, 6.88%, 07/23/2023		2,000	1,901
Wheelock MTN BVI Ltd., (British Virgin Islands), Reg. S, 2.38%, 01/25/2026		3,000	2,796
Yanlord Land HK Co. Ltd., (Hong Kong), Reg. S, 5.13%, 05/20/2026		6,900	5,727

			161,479

REITS — 1.3%
American Tower Corp.,
1.60%, 04/15/2026		28	26
3.60%, 01/15/2028		240	225
3.65%, 03/15/2027		429	406
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		65	52
Diversified Healthcare Trust,
4.38%, 03/01/2031		2,200	1,582
4.75%, 05/01/2024		250	225
4.75%, 02/15/2028		4,150	2,802
9.75%, 06/15/2025		2,083	1,999
EPR Properties, 4.75%, 12/15/2026		247	215
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		1,404	1,139
5.25%, 06/01/2025		139	136
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (e)		1,002	869
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		1,679	1,442
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	100	117
Iron Mountain, Inc.,
5.00%, 07/15/2028 (e)		108	100
5.25%, 07/15/2030 (e)		349	313
Kite Realty Group Trust, 4.00%, 03/15/2025		99	94
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.75%, 06/15/2029 (e)		19	14
5.25%, 10/01/2025 (e)		201	177
MPT Operating Partnership LP / MPT Finance Corp.,
2.55%, 12/05/2023	GBP	340	397
3.50%, 03/15/2031		3,527	2,349
4.63%, 08/01/2029		5,354	3,970
5.00%, 10/15/2027		437	359
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		1,923	1,737
4.75%, 10/15/2027		1,824	1,710
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		159	132
Sabra Health Care LP, 5.13%, 08/15/2026		250	234

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
REITS — continued
SBA Communications Corp.,
3.13%, 02/01/2029	3,301	2,842
3.88%, 02/15/2027	1,956	1,838
Starwood Property Trust, Inc., 5.50%, 11/01/2023 (e)	2	2
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (e)	2,009	1,946
VICI Properties LP,
4.75%, 02/15/2028	308	291
4.95%, 02/15/2030	1,554	1,457
5.63%, 05/15/2052	1,982	1,785
VICI Properties LP / VICI Note Co., Inc.,
3.50%, 02/15/2025 (e)	625	592
3.75%, 02/15/2027 (e)	105	97
3.88%, 02/15/2029 (e)	183	163
4.13%, 08/15/2030 (e)	146	129
4.50%, 09/01/2026 (e)	29	27
4.50%, 01/15/2028 (e)	876	811
4.63%, 06/15/2025 (e)	389	376
4.63%, 12/01/2029 (e)	2,754	2,510
5.63%, 05/01/2024 (e)	611	606
5.75%, 02/01/2027 (e)	1,088	1,068
Vornado Realty LP, 3.50%, 01/15/2025	219	198
WEA Finance LLC / Westfield UK & Europe Finance plc, 3.75%, 09/17/2024 (e)	500	474

		40,033

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), 4.00%, 09/14/2026 (e)	394	367

Total Financial		420,335

Industrial — 9.9%
Aerospace/Defense — 3.0%
Boeing Co. (The),
1.43%, 02/04/2024	800	773
5.15%, 05/01/2030	1,745	1,757
5.81%, 05/01/2050	3,143	3,152
5.93%, 05/01/2060	5,929	5,901
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)	3,643	3,547
7.13%, 06/15/2026 (e)	7,905	7,934
7.45%, 05/01/2034 (e)	351	393
7.50%, 03/15/2025 (e)	868	868
7.50%, 02/01/2029 (e)	5,812	5,920
7.88%, 04/15/2027 (e)	13,399	13,572
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)	1,458	1,217
Hexcel Corp., 4.95%, 08/15/2025	136	133

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
Rolls-Royce plc, (United Kingdom),
3.63%, 10/14/2025 (e)		364	345
5.75%, 10/15/2027 (e)		3,045	3,033
Spirit AeroSystems, Inc.,
7.50%, 04/15/2025 (e)		1,929	1,929
9.38%, 11/30/2029 (e)		3,720	4,060
TransDigm UK Holdings plc, (United Kingdom), 6.88%, 05/15/2026		1,075	1,059
TransDigm, Inc.,
5.50%, 11/15/2027		400	377
6.25%, 03/15/2026 (e)		23,447	23,503
6.75%, 08/15/2028 (e)		11,378	11,506
7.50%, 03/15/2027		676	674
8.00%, 12/15/2025 (e)		451	460
Triumph Group, Inc., 9.00%, 03/15/2028 (e)		3,939	3,939

			96,052

Building Materials — 1.0%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		3,297	3,053
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		500	357
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (e)		2,100	1,992
Griffon Corp., 5.75%, 03/01/2028		1,030	955
HT Troplast GmbH, (Germany), Reg. S, 9.25%, 07/15/2025	EUR	100	106
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)		1,078	1,000
Masonite International Corp., (Canada),
3.50%, 02/15/2030 (e)		97	80
5.38%, 02/01/2028 (e)		1,188	1,135
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		1,150	972
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		881	779
9.75%, 07/15/2028 (e)		1,023	977
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2026	EUR	100	93
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (e)		5,403	5,072
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	367	344
3.38%, 01/15/2031 (e)		5,173	4,160
4.38%, 07/15/2030 (e)		2,994	2,605
4.75%, 01/15/2028 (e)		13	12
5.00%, 02/15/2027 (e)		127	121
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 01/15/2029 (e)		38	36
Vulcan Materials Co., 5.80%, 03/01/2026		191	193
West China Cement Ltd., (Jersey), Reg. S, 4.95%, 07/08/2026		9,200	7,339

			31,381

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		750	659
6.50%, 12/31/2027 (e)		700	680

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electrical Components & Equipment — continued
EnerSys, 4.38%, 12/15/2027 (e)		560	519
Nexans SA, (France), Reg. S, 5.50%, 04/05/2028 (w)	EUR	100	111
WESCO Distribution, Inc.,
7.13%, 06/15/2025 (e)		3,369	3,425
7.25%, 06/15/2028 (e)		3,512	3,606

			9,000

Electronics — 0.6%
AAC Technologies Holdings, Inc., (Cayman Islands), Reg. S, 3.00%, 11/27/2024		7,350	6,876
Coherent Corp., 5.00%, 12/15/2029 (e)		2,103	1,909
Imola Merger Corp., 4.75%, 05/15/2029 (e)		2,492	2,229
Likewize Corp., 9.75%, 10/15/2025 (e)		1,780	1,618
Sensata Technologies BV, (Netherlands),
4.00%, 04/15/2029 (e)		74	67
5.88%, 09/01/2030 (e)		864	856
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		547	478
4.38%, 02/15/2030 (e)		3,942	3,592
TD SYNNEX Corp., 1.25%, 08/09/2024		825	772

			18,397

Engineering & Construction — 0.8%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	200	193
Arcosa, Inc., 4.38%, 04/15/2029 (e)		1,705	1,516
Azzurra Aeroporti SpA, (Italy), Reg. S, 2.13%, 05/30/2024	EUR	223	235
Celestial Miles Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 8.21%), 5.75%, 01/31/2024 (x) (aa)		11,500	11,255
Cellnex Finance Co. SA, (Spain),
Reg. S, 1.00%, 09/15/2027	EUR	100	93
Reg. S, 1.25%, 01/15/2029	EUR	300	266
Reg. S, 1.50%, 06/08/2028	EUR	100	92
Cellnex Telecom SA, (Spain), Reg. S, 1.75%, 10/23/2030	EUR	100	86
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		343	310
Gatwick Airport Finance plc, (United Kingdom), Reg. S, 4.38%, 04/07/2026	GBP	172	195
GMR Hyderabad International Airport Ltd., (India),
Reg. S, 4.25%, 10/27/2027		1,700	1,481
Reg. S, 4.75%, 02/02/2026		7,650	7,080
Heathrow Finance plc, (United Kingdom), Reg. S, 5.75%, 03/03/2025	GBP	200	241
India Airport Infra, (Mauritius), Reg. S, 6.25%, 10/25/2025		700	661
Infrastrutture Wireless Italiane SpA, (Italy), Reg. S, 1.63%, 10/21/2028	EUR	100	96
Promontoria Holding 264 BV, (Netherlands), Reg. S, 6.38%, 03/01/2027	EUR	100	104
TopBuild Corp., 3.63%, 03/15/2029 (e)		500	428

			24,332

Environmental Control — 0.6%
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		252	243
5.13%, 07/15/2029 (e)		41	39

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Environmental Control — continued
6.38%, 02/01/2031 (e)		1,074	1,096
Covanta Holding Corp.,
4.88%, 12/01/2029 (e)		1,607	1,430
5.00%, 09/01/2030		156	134
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		459	415
3.75%, 08/01/2025 (e)		811	779
4.00%, 08/01/2028 (e)		2,395	2,168
4.25%, 06/01/2025 (e)		78	76
4.38%, 08/15/2029 (e)		2,781	2,512
4.75%, 06/15/2029 (e)		2,403	2,245
5.13%, 12/15/2026 (e)		2,644	2,585
Madison IAQ LLC, 5.88%, 06/30/2029 (e)		1,191	920
Paprec Holding SA, (France), Reg. S, 3.50%, 07/01/2028	EUR	100	94
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		5,345	4,916

			19,652

Hand/Machine Tools — 0.2%
Regal Rexnord Corp.,
6.05%, 02/15/2026 (e)		114	114
6.05%, 04/15/2028 (e)		1,944	1,944
6.30%, 02/15/2030 (e)		1,600	1,610
6.40%, 04/15/2033 (e)		1,490	1,490

			5,158

Machinery—Construction & Mining — 0.2%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		341	307
4.13%, 04/15/2029 (e)		2,058	1,825
Terex Corp., 5.00%, 05/15/2029 (e)		2,552	2,375
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		2,875	2,537

			7,044

Machinery—Diversified — 0.8%
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		114	101
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		3,242	3,350
9.50%, 01/01/2031 (e)		1,718	1,812
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		1,294	1,079
Husky III Holding Ltd., (Canada), 13.00% (cash), 02/15/2025 (e) (v)		122	103
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024 (e)		3,671	3,619
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		1,088	972
OT Merger Corp., 7.88%, 10/15/2029 (e)		394	233
Renk AG / Frankfurt am Main, (Germany), Reg. S, 5.75%, 07/15/2025	EUR	100	106
Titan Acquisition Ltd. / Titan Co-Borrower LLC, (Multinational), 7.75%, 04/15/2026 (e)		6,387	5,261
TK Elevator Holdco GmbH, (Germany), 7.63%, 07/15/2028 (e)		2,311	2,031
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	485	475

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery—Diversified — continued
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		6,216	5,869
Westinghouse Air Brake Technologies Corp., 4.38%, 08/15/2023		200	199

			25,210

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.,
5.00%, 09/30/2027 (e)		198	188
6.38%, 06/15/2030 (e)		3,685	3,611
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		695	621
Vallourec SA, (France), Reg. S, 8.50%, 06/30/2026	EUR	200	216

			4,636

Miscellaneous Manufacturers — 0.1%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		1,391	1,249
5.63%, 07/01/2027 (e)		297	289
Gates Global LLC / Gates Corp., 6.25%, 01/15/2026 (e)		2,751	2,703

			4,241

Packaging & Containers — 1.9%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		5,528	4,229
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	100	89
Reg. S, 3.00%, 09/01/2029	EUR	300	241
3.25%, 09/01/2028 (e)		926	802
4.00%, 09/01/2029 (e)		6,567	5,139
6.00%, 06/15/2027 (e)		824	817
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
Reg. S, 2.13%, 08/15/2026	EUR	213	202
4.13%, 08/15/2026 (e)		500	466
Reg. S, 4.75%, 07/15/2027	GBP	100	94
5.25%, 04/30/2025 (e)		200	197
5.25%, 08/15/2027 (e)		600	473
Ball Corp., 3.13%, 09/15/2031		846	700
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		2,692	2,591
8.75%, 04/15/2030 (e)		2,605	2,367
Crown Americas LLC, 5.25%, 04/01/2030		422	406
Fiber Bidco Spa, (Italy), Reg. S, 11.00%, 10/25/2027	EUR	100	116
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,375	1,189
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	375
4.13%, 08/15/2024		475	464
4.75%, 07/15/2027 (e)		648	617
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		1,775	1,243
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		1,539	1,324
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	300	271

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
LABL, Inc.,
5.88%, 11/01/2028 (e)		2,981	2,648
6.75%, 07/15/2026 (e)		2,525	2,430
8.25%, 11/01/2029 (e)		800	682
9.50%, 11/01/2028 (e) (w)		1,441	1,454
10.50%, 07/15/2027 (e)		775	717
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/2026 (e)		15,559	15,559
9.25%, 04/15/2027 (e)		194	179
OI European Group BV, (Netherlands), 4.75%, 02/15/2030 (e)		300	273
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (e)		354	354
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		875	765
Sealed Air Corp., 4.00%, 12/01/2027 (e)		89	83
Sealed Air Corp. / Sealed Air Corp. US, 6.13%, 02/01/2028 (e)		1,516	1,527
Trident TPI Holdings, Inc.,
6.63%, 11/01/2025 (e)		425	392
9.25%, 08/01/2024 (e)		2,725	2,698
TriMas Corp., 4.13%, 04/15/2029 (e)		525	462
Trivium Packaging Finance BV, (Netherlands),
Reg. S, 3.75%, 08/15/2026	EUR	100	100
5.50%, 08/15/2026 (e)		2,218	2,125
8.50%, 08/15/2027 (e)		5,611	5,106
Verallia SA, (France), Reg. S, 1.88%, 11/10/2031	EUR	100	87

			62,053

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030		349	326

Transportation — 0.1%
MISC Capital Two Labuan Ltd., (Malaysia), Reg. S, 3.75%, 04/06/2027		1,800	1,700
Poste Italiane SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.68%), 2.63%, 03/24/2029 (x) (aa)	EUR	200	166
XPO Escrow Sub LLC, 7.50%, 11/15/2027 (e)		708	736

			2,602

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		3,321	3,030
6.50%, 10/01/2025 (e)		2,901	2,903
9.75%, 08/01/2027 (e)		349	368

			6,301

Total Industrial			316,385

Technology — 3.7%
Computers — 0.8%
Atos SE, (France),
Reg. S, 1.75%, 05/07/2025	EUR	200	193
Reg. S, 2.50%, 11/07/2028	EUR	100	82

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Computers — continued
Booz Allen Hamilton, Inc.,
3.88%, 09/01/2028 (e)	393	359
4.00%, 07/01/2029 (e)	2,182	1,985
CA Magnum Holdings, (Mauritius),
5.38%, 10/31/2026 (e)	3,578	3,133
Reg. S, 5.38%, 10/31/2026	8,750	7,663
Dell International LLC / EMC Corp.,
4.90%, 10/01/2026	200	199
6.02%, 06/15/2026	407	418
KBR, Inc., 4.75%, 09/30/2028 (e)	306	273
Lenovo Group Ltd., (Hong Kong), 5.83%, 01/27/2028 (e)	1,600	1,609
McAfee Corp., 7.38%, 02/15/2030 (e)	4,995	4,189
NCR Corp.,
5.00%, 10/01/2028 (e)	788	693
5.13%, 04/15/2029 (e)	1,551	1,342
5.25%, 10/01/2030 (e)	1,052	859
5.75%, 09/01/2027 (e)	500	491
Presidio Holdings, Inc., 4.88%, 02/01/2027 (e)	203	188
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (e)	949	941

		24,617

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
3.25%, 02/15/2029	689	606
3.28%, 12/01/2028	101	89

		695

Semiconductors — 0.6%
Broadcom, Inc.,
3.14%, 11/15/2035 (e)	1,646	1,265
3.42%, 04/15/2033 (e)	1,727	1,442
4.30%, 11/15/2032	1,179	1,083
Entegris Escrow Corp.,
4.75%, 04/15/2029 (e)	7,767	7,341
5.95%, 06/15/2030 (e)	1,059	1,026
Entegris, Inc., 4.38%, 04/15/2028 (e)	1,488	1,344
Marvell Technology, Inc., 2.95%, 04/15/2031	927	774
Microchip Technology, Inc., 4.25%, 09/01/2025	723	710
Qorvo, Inc., 1.75%, 12/15/2024 (e)	78	72
SK Hynix, Inc., (South Korea),
1.50%, 01/19/2026 (e)	731	649
6.38%, 01/17/2028 (e)	4,000	4,020
Synaptics, Inc., 4.00%, 06/15/2029 (e)	1,039	895

		20,621

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — 2.3%
Alteryx, Inc., 8.75%, 03/15/2028 (e)		1,050	1,057
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		8,379	6,782
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)		5,643	5,128
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	300	321
7.13%, 10/02/2025 (e)		4,613	4,592
9.13%, 03/01/2026 (e)		2,309	2,239
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		279	264
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		2,893	2,843
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		5,417	4,834
4.88%, 07/01/2029 (e)		3,566	3,225
Cloud Software Group Holdings, Inc., 6.50%, 03/31/2029 (e)		12,732	11,231
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (e)		60	50
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		3,307	2,863
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		2,106	1,798
Fair Isaac Corp., 4.00%, 06/15/2028 (e)		1,672	1,541
MicroStrategy, Inc., 6.13%, 06/15/2028 (e)		1,725	1,531
MSCI, Inc.,
3.25%, 08/15/2033 (e)		20	16
3.63%, 09/01/2030 (e)		209	182
3.88%, 02/15/2031 (e)		818	728
Open Text Corp., (Canada), 6.90%, 12/01/2027 (e)		3,835	3,956
Oracle Corp.,
2.30%, 03/25/2028		615	550
2.50%, 04/01/2025		74	71
2.88%, 03/25/2031		1,873	1,602
3.60%, 04/01/2050		2,029	1,432
3.95%, 03/25/2051		3,131	2,331
6.90%, 11/09/2052		390	435
PTC, Inc., 3.63%, 02/15/2025 (e)		536	517
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)		4,622	4,471
TeamSystem SpA, (Italy), Reg. S, 3.50%, 02/15/2028	EUR	100	95
Twilio, Inc.,
3.63%, 03/15/2029		228	197
3.88%, 03/15/2031		2,281	1,935
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)		321	242
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		4,628	4,007

			73,066

Total Technology			118,999

Utilities — 3.8%
Electric — 3.6%
ACEN Finance Ltd., (Cayman Islands), Reg. S, 4.00%, 03/08/2025 (x)		5,000	3,449
Adani Green Energy Ltd., (India), Reg. S, 4.38%, 09/08/2024		1,500	1,290
AES Corp. (The), 3.30%, 07/15/2025 (e)		527	499

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Alexander Funding Trust, 1.84%, 11/15/2023 (e)		560	543
American Electric Power Co., Inc., 5.75%, 11/01/2027		67	70
Black Hills Corp., 5.95%, 03/15/2028		137	142
Calpine Corp.,
3.75%, 03/01/2031 (e)		2,455	2,071
4.50%, 02/15/2028 (e)		1,273	1,182
4.63%, 02/01/2029 (e)		3,235	2,793
5.00%, 02/01/2031 (e)		3,900	3,303
5.13%, 03/15/2028 (e)		8,223	7,528
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		6,400	6,096
Clean Renewable Power Mauritius Pte Ltd., (Mauritius), Reg. S, 4.25%, 03/25/2027		2,093	1,810
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		832	691
4.75%, 03/15/2028 (e)		1,589	1,516
Comision Federal de Electricidad, (Mexico), Reg. S, 4.75%, 02/23/2027		200	189
Constellation Energy Generation LLC, 5.60%, 03/01/2028		127	131
Duke Energy Corp.,
2.65%, 09/01/2026		94	88
5.00%, 12/08/2025		58	58
5.00%, 12/08/2027		52	53
Edison International,
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		792	700
Series B, (CMT Index 5 Year + 3.90%), 5.00%, 12/15/2026 (x) (aa)		329	273
EDP—Energias de Portugal SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.70%, 07/20/2080 (aa)	EUR	100	98
Reg. S, (EUR Swap Rate 5 Year + 2.38%), 1.88%, 08/02/2081 (aa)	EUR	200	188
Electricite de France SA, (France), Reg. S, (EUR Swap Rate 5 Year + 3.97%), 3.38%, 06/15/2030 (x) (aa)	EUR	400	323
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		234	236
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		524	486
FirstEnergy Corp.,
2.05%, 03/01/2025		330	309
Series C, 3.40%, 03/01/2050		3,429	2,351
FirstEnergy Transmission LLC,
4.35%, 01/15/2025 (e)		223	220
4.55%, 04/01/2049 (e)		147	123
5.45%, 07/15/2044 (e)		642	613
India Clean Energy Holdings, (Mauritius), Reg. S, 4.50%, 04/18/2027		2,000	1,598
Jersey Central Power & Light Co., 4.70%, 04/01/2024 (e)		312	310
JSW Hydro Energy Ltd., (India), Reg. S, 4.13%, 05/18/2031		5,133	4,250
Minejesa Capital BV, (Netherlands), Reg. S, 4.63%, 08/10/2030		4,700	4,129
Mong Duong Finance Holdings BV, (Netherlands),
Reg. S, 5.13%, 05/07/2029		6,239	5,270
Naturgy Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 2.44%), 2.37%, 11/23/2026 (x) (aa)	EUR	300	282

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
NRG Energy, Inc.,
3.63%, 02/15/2031 (e)		2,185	1,751
3.88%, 02/15/2032 (e)		1,475	1,180
5.25%, 06/15/2029 (e)		1,580	1,467
5.75%, 01/15/2028		1,555	1,525
6.63%, 01/15/2027		538	537
7.00%, 03/15/2033 (e)		920	953
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		3,626	3,454
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		529	493
3.75%, 02/15/2024		232	228
6.75%, 01/15/2053		1,074	1,106
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		1,248	1,142
PG&E Corp.,
5.00%, 07/01/2028		700	657
5.25%, 07/01/2030		5,611	5,209
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027		133	138
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries, (India), Reg. S, 4.50%, 07/14/2028		9,600	8,061
SMC Global Power Holdings Corp., (Philippines), Reg. S, (CMT Index 5 Year + 9.20%), 7.00%, 10/21/2025 (x) (aa)		10,150	8,667
Star Energy Geothermal Wayang Windu Ltd., (British Virgin Islands), Reg. S, 6.75%, 04/24/2033		4,703	4,600
System Energy Resources, Inc., 6.00%, 04/15/2028		552	567
TransAlta Corp., (Canada), 7.75%, 11/15/2029		772	811
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		2,549	2,243
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		1,525	1,425
Vistra Operations Co. LLC,
3.55%, 07/15/2024 (e)		622	600
4.38%, 05/01/2029 (e)		6,551	5,799
4.88%, 05/13/2024 (e)		495	488
5.00%, 07/31/2027 (e)		1,454	1,375
5.50%, 09/01/2026 (e)		2,824	2,742
5.63%, 02/15/2027 (e)		2,703	2,623

			115,102

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		2,155	2,067
5.88%, 08/20/2026		2,405	2,301
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		162	157
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		83	85
National Fuel Gas Co., 5.50%, 01/15/2026		289	289
ONE Gas, Inc., 1.10%, 03/11/2024		125	120
Southwest Gas Corp., 5.45%, 03/23/2028		100	101
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	200	169

			5,289

Total Utilities			120,391

Total Corporate Bonds (Cost $2,704,116)			2,629,463

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — 1.4%
Mongolia Government International Bond, (Mongolia),
Reg. S, 4.45%, 07/07/2031	200	148
Reg. S, 5.13%, 04/07/2026	4,400	3,861
5.63%, 05/01/2023 (e)	4,200	4,165
Reg. S, 5.63%, 05/01/2023	1,800	1,785
8.65%, 01/19/2028 (e)	5,300	5,194
Oman Government International Bond, (Oman), Reg. S, 7.00%, 01/25/2051	1,100	1,069
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026	12,200	4,423
Reg. S, 6.88%, 12/05/2027	19,700	6,993
Reg. S, 7.38%, 04/08/2031	12,850	4,530
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, 5.75%, 04/18/2023 (d)	2,600	917
6.20%, 05/11/2027 (d) (e)	15,600	5,458
Reg. S, 6.20%, 05/11/2027 (d)	3,800	1,330
Reg. S, 6.75%, 04/18/2028 (d)	4,000	1,400
Reg. S, 6.85%, 03/14/2024 (d)	12,100	4,238
Reg. S, 7.55%, 03/28/2030 (d)	2,000	700
Vietnam Government International Bond, (Vietnam), Series 30YR, 5.50%, 03/12/2028	228	217

Total Foreign Government Securities (Cost $69,829)		46,428

U.S. Treasury Obligations — 1.2%
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/2025	811	786
0.13%, 01/15/2032 (ii)	6,907	6,305
0.25%, 01/15/2025	1,014	990
0.50%, 04/15/2024	907	893
U.S. Treasury Notes,
2.50%, 05/31/2024 (ee) (jj)	26,890	26,278
2.75%, 04/30/2027	740	712
3.88%, 03/31/2025	1,062	1,058

Total U.S. Treasury Obligations (Cost $37,827)		37,022

	SHARES
Common Stock — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat SA (Luxembourg) (a) (bb) (cc) (Cost $4,732)	87	2,086

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Preferred Stock — 0.2%
Consumer Cyclical — 0.2%
Retail — 0.2%
Ferrellgas Escrow LLC, (a) (f) (bb) (cc) (Cost $6,490)	6	6,467

	PRINCIPAL AMOUNT ($)
Loan Assignments — 4.4% (o)
Basic Materials — 0.1%
Chemicals — 0.1%
ARC Falcon I, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 8.59%, 09/30/2028 (aa)	688	619
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, (CME Term SOFR 6 Month + 4.75%), 9.71%, 08/27/2026 (aa)	579	568
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.38%), 8.96%, 10/04/2029 (aa)	2,400	2,269
Nutrition & Biosciences, Inc., 3-Year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.50%), 6.31%, 01/17/2023 (f) (aa)	64	63
Sparta U.S. Holdco LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 7.92%, 08/02/2028 (aa)	614	607

Total Basic Materials		4,126

Communications — 0.9%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 8.33%, 08/21/2026 (aa)	4,072	3,784

Internet — 0.2%
Acuris Finance US, Inc., Initial Dollar Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.05%, 02/16/2028 (aa)	178	171
CNT Holdings I Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.13%, 11/08/2027 (aa)	1,165	1,144
Comcast Hulu Holdings LLC, Term Loan A, (ICE LIBOR USD 1 Month + 0.88%), 5.72%, 03/15/2024 (aa)	750	743
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 11.06%, 02/23/2029 (aa)	758	692
Proofpoint, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 08/31/2028 (aa)	2,196	2,143

		4,893

Media — 0.3%
Charter Communications Operating LLC Term B-1 Loan, (CME Term SOFR 1 Month + 1.75%), 6.56%, 04/30/2025 (aa)	858	857
Diamond Sports Group LLC, Term Loan (First Lien), (CME Term SOFR 3 Month + 8.00%), 12.78%, 05/25/2026 (d) (aa)	2,745	2,569
Diamond Sports Group LLC, Term Loan (Second Lien), (CME Term SOFR 3 Month + 3.25%), 8.03%, 08/24/2026 (d) (aa)	4,720	252
DIRECTV Financing LLC, Closing Date Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 9.84%, 08/02/2027 (aa)	3,842	3,689
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, (ICE LIBOR USD 3 Month + 1.75%), 6.64%, 03/15/2024 (u) (aa)	175	175

		7,542

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Telecommunications — 0.3%
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 3.50%), 8.35%, 12/11/2026 (u) (aa)	1,738	1,725
Delta Topco, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.66%, 12/01/2027 (aa)	1,081	999
Digicel International Finance Ltd., Initial Term B Loan (First Lien), (Saint Lucia), (ICE LIBOR USD 1 Month + 3.25%), 8.08%, 05/27/2024 (u) (aa)	1,597	1,435
Intelsat Jackson Holdings S.A., Term B Loan, (Luxembourg), (CME Term SOFR 3 Month + 4.25%), 9.08%, 02/01/2029 (aa)	2,166	2,139
Xplornet Communications, Inc., Refinancing Term Loan (First Lien), (Canada), (ICE LIBOR USD 1 Month + 4.00%), 8.84%, 10/02/2028 (aa)	3,266	2,624
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 7.84%, 03/09/2027 (aa)	2,070	1,676

		10,598

Total Communications		26,817

Consumer Cyclical — 0.5%
Airlines — 0.2%
AAdvantage Loyalty IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 4.75%), 9.56%, 04/20/2028 (aa)	3,369	3,416
SkyMiles IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 3.75%), 8.56%, 10/20/2027 (aa)	655	678
United AirLines, Inc., Class B Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 8.57%, 04/21/2028 (aa)	577	572

		4,666

Apparel — 0.0% (g)
Crocs, Inc., Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.41%, 02/20/2029 (aa)	573	570

Entertainment — 0.0% (g)
Churchill Downs, Inc., Term B Facility Loan, (ICE LIBOR USD 1 Month + 2.00%), 6.85%, 12/27/2024 (aa)	345	344
Flutter Entertainment plc, USD Term Loan, (Ireland), (ICE LIBOR USD 3 Month + 2.25%), 7.41%, 07/21/2026 (u) (aa)	233	232

		576

Lodging — 0.1%
Fertitta Entertainment LLC, Initial B Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.81%, 01/27/2029 (aa)	2,619	2,573
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 7.66%, 06/22/2026 (u) (aa)	383	383
Resorts World Las Vegas LLC, Term A Facility Loan, (ICE LIBOR USD 1 Month + 1.50%), 6.35%, 04/16/2024 (aa)	500	495
Wyndham Hotels & Resorts, Inc., Term B Loan, (ICE LIBOR USD 1 Month + 1.75%), 6.59%, 05/30/2025 (aa)	153	153

		3,604

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Retail — 0.2%
Great Outdoors Group LLC, Term B-2 Loan, (ICE LIBOR USD 1 Month + 3.75%), 8.59%, 03/06/2028 (aa)	2,475	2,439
IRB Holding Corp., 2022 Replacement Term B Loan, (CME Term SOFR 1 Month + 3.00%), 7.91%, 12/15/2027 (u) (aa)	676	664
SRS Distribution. Inc., 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.16%, 06/02/2028 (aa)	1,332	1,282
White Cap Supply Holdings LLC, Initial Closing Date Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.56%, 10/19/2027 (aa)	1,617	1,596

		5,981

Total Consumer Cyclical		15,397

Consumer Non-cyclical — 0.3%
Beverages — 0.0% (g)
Naked Juice LLC, Initial Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 11.00%, 01/24/2030 (aa)	111	83
Naked Juice LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 8.25%, 01/24/2029 (aa)	752	659

		742

Commercial Services — 0.2%
CoreLogic, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 8.38%, 06/02/2028 (aa)	754	641
PECF USS Intermediate Holding III Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 9.09%, 12/15/2028 (aa)	830	696
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (ICE LIBOR USD 1 Month + 3.50%), 8.34%, 12/17/2027 (aa)	235	198
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (ICE LIBOR USD 1 Month + 3.50%), 8.34%, 12/17/2027 (aa)	377	318
Verscend Holding Corp., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.00%), 8.84%, 08/27/2025 (aa)	4,190	4,181

		6,034

Food — 0.0% (g)
Chobani LLC, 2020 New Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.42%, 10/25/2027 (aa)	167	165

Healthcare—Products — 0.0% (g)
Bausch + Lomb Corp., Initial Term Loan, (Canada), (CME Term SOFR 3 Month + 3.25%), 8.46%, 05/10/2027 (aa)	74	71

Healthcare—Services — 0.1%
Envision Healthcare Corp., First Out Term Loan, (CME Term SOFR 3 Month + 7.88%), 12.92%, 03/31/2027 (aa)	53	44
LifePoint Health, Inc., Term B Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 8.58%, 11/16/2025 (aa)	192	183

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Healthcare—Services — continued
Parexel International, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 11/15/2028 (u) (aa)	1,160	1,145
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 8.25%), 12.98%, 04/29/2025 (aa)	569	342
Surgery Center Holdings, Inc., 2021 New Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 8.46%, 08/31/2026 (aa)	712	707
WCG Purchaser Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 8.95%, 01/08/2027 (aa)	287	270

		2,691

Pharmaceuticals — 0.0% (g)
Gainwell Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.00%, 10/01/2027 (aa)	1,078	1,026

Total Consumer Non-cyclical		10,729

Electronics — 0.0% (g)
Industrial — 0.0% (g)
Indicor LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 9.40%, 11/22/2029 (aa)	1,254	1,243

Energy — 0.1%
Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC / Aru Finance Corp, Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 9.00%), 13.82%, 11/01/2025 (aa)	2,183	2,312

Pipelines — 0.0% (g)
Buckeye Partners, L.P., 2021 Tranche B-1 Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 7.09%, 11/01/2026 (aa)	150	149
Freeport LNG investments, LLLP, Initial Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 8.31%, 12/21/2028 (aa)	1,769	1,710

		1,859

Total Energy		4,171

Financial — 0.3%
Banks — 0.0% (g)
Mercury Borrower, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 8.38%, 08/02/2028 (aa)	529	512
Mercury Borrower, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.50%), 11.31%, 08/02/2029 (aa)	325	290

		802

Diversified Financial Services — 0.1%
Advisor Group Holdings, Inc., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.50%), 9.34%, 07/31/2026 (aa)	495	486
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.75%), 11.91%, 04/07/2028 (aa)	763	699
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.65%, 04/09/2027 (u) (aa)	888	858

		2,043

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Insurance — 0.1%
Alliant Holdings Intermediate LLC, TLB-5 New Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.35%, 11/05/2027 (aa)	320	316
AssuredPartners, Inc., 2022 Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.31%, 02/12/2027 (aa)	1,251	1,235
Asurion LLC, New B-4 Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.25%), 10.09%, 01/20/2029 (aa)	1,785	1,467
Hub International Ltd., B-3 Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 8.06%, 04/25/2025 (aa)	184	184

		3,202

Investment Companies — 0.0% (g)
Guardian US Holdco LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.68%, 01/31/2030 (aa)	1,190	1,173

REITS — 0.1%
Invitation Homes Operating Partnership LP, Term Loan A, (ICE LIBOR USD 1 Month + 1.00%), 5.84%, 01/31/2025 (aa)	1,552	1,517

Total Financial		8,737

Industrial — 0.6%
Building Materials — 0.0% (g)
Chariot Buyer LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 11/03/2028 (aa)	834	800

Engineering & Construction — 0.3%
Brand Industrial Services, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 9.07%, 06/21/2024 (aa)	9,122	8,485
KKR Apple Bidco LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.75%), 10.59%, 09/21/2029 (aa)	96	94

		8,579

Machinery—Construction & Mining — 0.0% (g)
Vertiv Group Corp., Term B Loan, (ICE LIBOR USD 1 Month + 2.75%), 7.42%, 03/02/2027 (aa)	495	484

Machinery—Diversified — 0.2%
Husky Injection Molding Systems Ltd., Initial Term Loan, (Canada), (ICE LIBOR USD 3 Month + 3.00%), 8.15%, 03/28/2025 (aa)	5,585	5,280
SPX Flow, Inc., Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.41%, 04/05/2029 (aa)	1,082	1,030

		6,310

Packaging & Containers — 0.1%
Charter Next Generation, Inc., Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.75%), 8.67%, 12/01/2027 (aa)	1,160	1,144
Mauser Packaging Solutions Holding Company, Initial Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.78%, 08/14/2026 (aa)	944	935

		2,079

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Shipbuilding — 0.0% (g)
MHI Holdings LLC, Initial Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 9.84%, 09/21/2026 (aa)	689	687

Transportation — 0.0% (g)
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.75%), 9.45%, 04/06/2028 (aa)	396	381
XPO, Inc., Refinancing Term Loan (2018), (ICE LIBOR USD 1 Month + 1.75%), 6.45%, 02/24/2025 (aa)	464	463

		844

Total Industrial		19,783

Technology — 1.6%
Computers — 0.3%
Magenta Buyer LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.75%), 9.58%, 07/27/2028 (aa)	4,107	3,372
Magenta Buyer LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 8.25%), 13.08%, 07/27/2029 (aa)	491	363
McAfee Corp., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.52%, 03/01/2029 (u) (aa)	3,169	2,971
Peraton Corp., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 8.59%, 02/01/2028 (u) (aa)	2,033	2,003
Peraton Corp., Term B-1 Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.75%), 12.65%, 02/01/2029 (aa)	1,205	1,169
Tempo Acquisition LLC, Initial Term B-1 Loan, (CME Term SOFR 1 Month + 3.00%), 7.81%, 08/31/2028 (aa)	485	484

		10,362

Software — 1.3%
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.41%, 12/11/2028 (aa)	758	699
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 10.66%, 12/10/2029 (aa)	458	393
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.26%, 02/15/2029 (aa)	5,144	4,810
Banff Guarantor Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.50%), 10.34%, 02/27/2026 (aa)	1,992	1,911
Boxer Parent Company, Inc., 2021 Replacement Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 8.59%, 10/02/2025 (aa)	1,211	1,194
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 7.84%, 10/30/2026 (aa)	793	790
Central Parent, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 9.15%, 07/06/2029 (aa)	1,300	1,294

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — continued
Cloud Software Group, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 9.50%, 03/30/2029 (aa)	2,638	2,392
Dun & Bradstreet Corp., The, 2022 Incremental Term B-2 Loan, (CME Term SOFR 1 Month + 3.25%), 8.04%, 01/18/2029 (aa)	930	923
EP Purchaser LLC, Closing Date Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 8.66%, 11/06/2028 (aa)	486	483
Epicor Software Corp., Term C Loan, (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 07/30/2027 (aa)	496	486
Helios Software Holdings, Inc., Initial Dollar Term Loan (2021), (CME Term SOFR 1 Month + 3.75%), 8.66%, 03/11/2028 (aa)	882	857
Misys Ltd., Dollar Term Loan (First Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 3.50%), 8.33%, 06/13/2024 (aa)	1,991	1,856
Misys Ltd., Dollar Term Loan (Second Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 7.25%), 12.08%, 06/13/2025 (u) (aa)	1,970	1,574
Planview Parent, Inc., Closing Date Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.25%), 12.41%, 12/18/2028 (aa)	180	159
Polaris Newco LLC, Dollar Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 9.16%, 06/02/2028 (aa)	1,566	1,425
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 8.85%, 04/26/2024 (aa)	221	219
RealPage, Inc., Initial Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.50%), 11.34%, 04/23/2029 (aa)	918	864
RealPage, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.00%), 7.84%, 04/24/2028 (aa)	2,936	2,843
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 10.10%, 07/14/2028 (aa)	2,304	1,938
Sophia, L.P., Term Loan B (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 8.66%, 10/07/2027 (aa)	7,066	6,973
Sovos Compliance LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.50%), 9.34%, 08/11/2028 (aa)	1,017	961
UKG, Inc., 2021 Incremental Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 5.25%), 10.03%, 05/03/2027 (aa)	2,087	1,994
UKG, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 8.58%, 05/04/2026 (aa)	1,756	1,725

		38,763

Total Technology		49,125

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC, Term Loan, (PRIME 3 Month + 5.00%), 7.50%, 07/30/2026 (d) (aa)	1,416	443

Total Loan Assignments (Cost $143,383)		140,571

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	NUMBER OF RIGHTS		VALUE ($)
Rights — 0.0% (g)
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Intelsat Jackson Holdings SA, expiring,
12/31/2049 (a) (bb) (cc)		18	104

(Cost $0)
	PRINCIPAL AMOUNT ($)
Short-Term Investments — 4.1%
Commercial Papers — 0.1%
Bayer Corp., 5.97%, 07/21/2023 (e) (n)		750	737
General Motors Financial Co., Inc., 5.27%, 05/08/2023 (n)		353	351
Global Payments, Inc., 5.65%, 04/03/2023 (e) (n)		523	523
Jabil, Inc., 5.60%, 04/03/2023 (e) (n)		992	991

Total Commercial Papers			2,602

Time Deposits — 2.2%
Australia & New Zealand Banking Group Ltd., 4.18%, 04/03/2023		20,283	20,283
BNP Paribas SA, 3.32%, 04/03/2023	CAD	1	1
Brown Brothers Harriman & Co.,
0.00%, 04/03/2023	CHF	1	1
Citibank NA,
1.91%, 04/03/2023	EUR	450	488
4.18%, 04/03/2023		31,607	31,607
Royal Bank of Canada, 4.18%, 04/03/2023		18,376	18,376
Skandinaviska Enskilda Banken, 3.15%, 04/03/2023	GBP	458	565
Sumitomo Mitsui Banking Corp., 4.18%, 04/03/2023		639	639

Total Time Deposits			71,960

U.S. Government Agency Securities — 1.2%
FHLB DNs,
Zero Coupon, 04/03/2023		22,500	22,500
Zero Coupon, 04/10/2023		3,100	3,097
Zero Coupon, 04/24/2023		3,100	3,092
Zero Coupon, 05/26/2023		8,000	7,947

Total U.S. Government Agency Securities			36,636

U.S. Treasury Obligations — 0.6%
U.S. Treasury Bills,
Zero Coupon, 04/04/2023		4,600	4,599
Zero Coupon, 04/11/2023		6,336	6,330
Zero Coupon, 05/04/2023 (ii)		3,200	3,187
Zero Coupon, 05/11/2023		5,100	5,075

Total U.S. Treasury Obligations			19,191

Total Short-Term Investments (Cost $130,373)			130,389

Total Investments — 98.6% (Cost – $3,254,716)*			3,146,882
Other Assets in Excess of Liabilities — 1.4%			46,180

NET ASSETS — 100.0%			$3,193,062

Percentages indicated are based on net assets.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Schatz	2	06/2023	EUR	227	2
U.S. Treasury 10 Year Note	63	06/2023	USD	7,038	202
U.S. Treasury 2 Year Note	416	06/2023	USD	85,088	797
U.S. Treasury 5 Year Note	547	06/2023	USD	58,755	1,146
U.S. Treasury Long Bond	2	06/2023	USD	251	11

					2,158

Short Contracts
Euro BOBL	(1)	06/2023	EUR	(125)	(3)
U.S. Treasury 5 Year Note	(133)	06/2023	USD	(14,280)	(284)
U.S. Treasury Long Bond	(7)	06/2023	USD	(892)	(26)
U.S. Treasury Ultra Bond	(134)	06/2023	USD	(18,050)	(861)

					(1,174)

Total unrealized appreciation (depreciation)					984

Forward foreign currency exchange contracts outstanding as of March 31, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	2,530	USD	2,728	HSBC Bank plc	04/04/2023	16
GBP	139	USD	170	Morgan Stanley & Co.	04/04/2023	1
USD	253	EUR	232	Bank of America, NA	06/21/2023	– (h)
USD	109	EUR	100	Bank of America, NA	06/21/2023	– (h)
USD	370	EUR	337	Morgan Stanley & Co.	06/21/2023	3

Total unrealized appreciation						20

USD	2,700	EUR	2,530	Bank of America, NA	04/04/2023	(44)
USD	167	GBP	139	Morgan Stanley & Co.	04/04/2023	(4)
EUR	100	USD	109	Bank of America, NA	04/05/2023	– (h)
USD	2,733	EUR	2,530	HSBC Bank plc	05/02/2023	(16)
USD	170	GBP	139	Morgan Stanley & Co.	05/02/2023	(1)
USD	16	EUR	15	Bank of America, NA	06/21/2023	– (h)
USD	11,595	EUR	10,733	UBS AG LONDON	06/21/2023	(97)
USD	11,480	EUR	10,643	UBS AG LONDON	06/21/2023	(115)
USD	4,321	GBP	3,598	Bank of America, NA	06/21/2023	(124)

Total unrealized depreciation						(401)

Net unrealized appreciation (depreciation)						(381)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2023:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	1.00% annually	Receive	06/15/2027	USD	26,300	(2,743)	(101)	(2,844)
United States SOFR	1.75% annually	Pay	06/15/2032	USD	400	31	20	51

Total						(2,712)	(81)	(2,793)

(a)	Value of floating rate index as of March 31, 2023 was as follows:

FLOATING RATE INDEX
United States SOFR	4.87%

OTC Credit Default Swaps contracts outstanding — buy protection (1) as of March 31, 2023:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00%	quarterly	Bank of America	06/20/2028	0.63	USD	11,600	(168)	(41)	(209)

Total								(168)	(41)	(209)

OTC Credit Default Swaps contracts outstanding — sell protection (2) as of March 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	quarterly	Bank of America	12/20/2027	23.72	EUR	200	(50)	(14)	(64)
Casino Guichard Perrachon SA, 4.05%, 08/05/2026	5.00%	quarterly	Barclays Bank plc	06/20/2023	54.72	EUR	264	(8)	(21)	(29)
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Goldman Sachs	06/20/2026	1.99	EUR	10	1	– (h)	1
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Goldman Sachs International	06/20/2027	2.40	EUR	70	2	5	7
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Barclays Bank plc	06/20/2027	2.40	EUR	49	2	4	6
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Barclays Bank plc	12/20/2026	7.15	EUR	30	1	(3)	(2)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Morgan Stanley	12/20/2026	7.15	EUR	10	–	(h)	(1)		(1)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Bank of America	12/20/2026	7.15	EUR	20	(1)		(–	)(h)	(1)
Loxam SAS, 6.00%, 04/15/2025	5.00%	quarterly	Bank of America	12/20/2027	7.63	EUR	140	(11)		(2)		(13)
Novafives SAS, 5.00%, 06/15/2025	5.00%	quarterly	Goldman Sachs International	06/20/2023	7.66	EUR	4	(–	)(h)	–	(h)	(–	)(h)
Novafives SAS, 5.00%, 06/15/2025	5.00%	quarterly	Goldman Sachs International	06/20/2023	7.66	EUR	6	(–	)(h)	–	(h)	(–	)(h)
Novafives SAS, 5.00%, 06/15/2025	5.00%	quarterly	Citibank, NA	06/20/2023	7.66	EUR	20	(1)		1		(–	)(h)
thyssenkrupp AG, 2.50%, 02/25/2025	5.00%	quarterly	Bank of America	12/20/2023	0.91	EUR	140	(4)		9		5
United Group BV, 3.63%, 02/15/2028	5.00%	quarterly	Bank of America	12/20/2027	10.89	EUR	113	(17)		(5)		(22)
United Group BV, 3.63%, 02/15/2028	5.00%	quarterly	Morgan Stanley	12/20/2027	10.89	EUR	137	(22)		(5)		(27)
Vietnam Government International Bond, 4.80%, 11/19/2024	1.00%	quarterly	Citibank, NA	12/20/2027	1.23	USD	4,300	(125)		84		(41)

Total								(233)		52		(181)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of March 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00%	quarterly	12/20/2027	4.69	USD	50,000	(804)	135	(669)
CDX.NA.IG.39-V1	1.00%	quarterly	12/20/2032	1.10	USD	69,680	855	(354)	501

Total							51	(219)	(168)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (2) as of March 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00%	quarterly	12/20/2027	4.69	USD	50,000	660	9	669
CDX.NA.HY.40-V1	5.00%	quarterly	06/20/2028	4.62	USD	70,423	(176)	1,396	1,220
CDX.NA.HY.40-V1	5.00%	quarterly	06/20/2028	4.62	USD	14,499	9	242	251

Total							493	1,647	2,140

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
DN	—	Discount Notes
EURIBOR	—	Euro Interbank Offered Rate
FHLB	—	Federal Home Loan Bank
ICE	—	Intercontinental Exchange
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2023.
(a)	—	Non-income producing security.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of March 31, 2023.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of March 31, 2023. Unless otherwise indicated, the coupon rate is undetermined.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(bb)	—	Security has been valued using significant unobservable inputs.
(cc)		Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ee)	—	Approximately $6,095 of these investments are restricted as collateral for swaps to Citigroup Clearing.
(ii)	—	Approximately $271 of these investments are restricted as collateral for forwards to various brokers.
(jj)	—	Approximately $61 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$107,597	$—	$107,597
Certificate of Deposit
Financial	—	1,300	—	1,300
Collateralized Mortgage Obligations	—	19,586	—	19,586
Commercial Mortgage-Backed Securities	—	25,309	—	25,309
Corporate Bonds
Basic Materials	—	1,505	—	1,505
Communications	—	27,207	—	27,207
Consumer Cyclical	—	32,386	—	32,386
Consumer Non-cyclical	—	39,352	—	39,352
Energy	—	7,041	—	7,041
Financial	—	118,667	—	118,667
Industrial	—	23,551	—	23,551
Technology	—	29,871	—	29,871
Utilities	—	17,949	—	17,949

Total Corporate Bonds	—	297,529	—	297,529

Foreign Government Securities	—	4,093	—	4,093
Municipal Bonds	—	2,857	—	2,857
U.S. Government Agency Securities	—	38,282	—	38,282
U.S. Treasury Obligations	—	11,842	—	11,842
Short-Term Investments
Certificates of Deposit	—	9,959	—	9,959
Commercial Papers	—	10,787	—	10,787
Corporate Bond	—	2,868	—	2,868
Foreign Government Securities	—	25,089	—	25,089
Municipal Bond	—	379	—	379
Repurchase Agreement	—	3,500	—	3,500
Time Deposits	—	20,431	—	20,431
U.S. Treasury Obligation	—	521	—	521

Total Short-Term Investments	—	73,534	—	73,534

Total Investments in Securities	$—	$581,929	$—	$581,929

Appreciation in Other Financial Instruments
Future contract	$542	$—	$—	$542
Forward Foreign Currency Exchange contracts	—	448	—	448

Total Appreciation in Other Financial Instruments	$542	$448	$—	$990

Depreciation in Other Financial Instruments
Futures contracts	$(586)	$—	$—	$(586)
Forward Foreign Currency Exchange contracts	—	(874)	—	(874)
Centrally Cleared Interest Rate Swap contract	—	—	—	—
Centrally Cleared Credit Default Swap contract	—	(28)	—	(28)

Total Depreciation in Other Financial Instruments	$(586)	$(902)	$—	$(1,488)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$40,059	$—	$40,059
Collateralized Mortgage Obligations	—	16,450	—	16,450
Commercial Mortgage-Backed Securities	—	9,092	—	9,092
Corporate Bonds
Communications	—	6,773	—	6,773
Consumer Cyclical	—	6,870	—	6,870
Consumer Non-cyclical	—	7,797	—	7,797
Energy	—	3,449	—	3,449
Financial	—	46,451	—	46,451
Industrial	—	6,528	—	6,528
Technology	—	3,128	—	3,128
Utilities	—	12,125	—	12,125

Total Corporate Bonds	—	93,121	—	93,121

Foreign Government Securities	—	4,364	—	4,364
Municipal Bonds	—	465,156	—	465,156
U.S. Government Agency Securities	—	18,258	—	18,258
U.S. Treasury Obligation	—	6,793	—	6,793
Short-Term Investments
Commercial Papers	—	3,582	—	3,582
Corporate Bond	—	3,603	—	3,603
Foreign Government Security	—	2,110	—	2,110
Municipal Bonds	—	8,026	—	8,026
Repurchase Agreement	—	8,600	—	8,600
Time Deposits	—	2,249	—	2,249
U.S. Treasury Obligation	—	494	—	494

Total Short-Term Investments	—	28,664	—	28,664

Total Investments in Securities	$—	$681,957	$—	$681,957

Appreciation in Other Financial Instruments
Future contract	$744	$—	$—	$744
Forward Foreign Currency Exchange contracts	—	434	—	434

Total Appreciation in Other Financial Instruments	$744	$434	$—	$1,178

Depreciation in Other Financial Instruments
Futures contracts	$(456)	$—	$—	$(456)
Forward Foreign Currency Exchange contracts	—	(204)	—	(204)
Centrally Cleared Interest Rate Swap contracts	—	—	—	—
Centrally Cleared Credit Default Swap contract	—	(29)	—	(29)

Total Depreciation in Other Financial Instruments	$(456)	$(233)	$—	$(689)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$48,984	$—	$—	$48,984
Communications	2,661,926	—	—	2,661,926
Consumer Cyclical	201,952	—	—	201,952
Consumer Non-cyclical	4,135,995	—	—	4,135,995
Energy	122,265	—	—	122,265
Financial	2,441,783	—	—	2,441,783
Industrial	1,026,174	—	—	1,026,174
Technology	5,087,732	—	—	5,087,732
Utilities	60,704	—	—	60,704

Total Common Stocks	15,787,515	—	—	15,787,515

Short-Term Investments
Time Deposits	—	76,492	—	76,492

Total Investments in Securities	$15,787,515	$76,492	$—	$15,864,007

Appreciation in Other Financial Instruments
Futures contracts	$4,351	$—	$—	$4,351

Depreciation in Other Financial Instruments
Future contract	$(2)	$—	$—	$(2)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$43,755	$—	$43,755
Belgium	—	219,939	—	219,939
Cayman Islands	—	762	—	762
Chile	—	3,414	—	3,414
China	—	1,445	—	1,445
Denmark	—	268,601	—	268,601
Finland	—	148,539	—	148,539
France	—	2,240,718	—	2,240,718
Germany	—	1,502,631	—	1,502,631
Ireland	4,238	81,497	—	85,735
Italy	—	531,200	—	531,200
Japan	337	311,774	—	312,111
Jordan	—	2,400	—	2,400
Luxembourg	—	4,661	—	4,661
Netherlands	404	1,055,241	—	1,055,645
Norway	—	103,550	—	103,550
Portugal	—	20,697	—	20,697
South Korea	—	132,864	—	132,864
Spain	—	428,555	—	428,555
Sweden	422	333,265	—	333,687
Switzerland	—	2,046,401	—	2,046,401
Taiwan	—	152,112	—	152,112
United Arab Emirates	—	—	—	—
United Kingdom	29,623	2,663,985	—	2,693,608

Total Common Stocks	35,024	12,298,006	—	12,333,030

Preferred Stocks
Germany	—	154,365	—	154,365
South Korea	—	18,968	—	18,968

Total Preferred Stocks	—	173,333	—	173,333

Short-Term Investments
Time Deposits	—	88,947	—	88,947

Total Investments in Securities	$35,024	$12,560,286	$—	$12,595,310

Appreciation in Other Financial Instruments
Futures contracts	$3,872	$—	$—	$3,872

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	—	70,157	—	70,157
Collateralized Mortgage Obligations	—	198,448	—	198,448
Commercial Mortgage-Backed Securities	—	45,278	—	45,278
Corporate Bonds
Basic Materials	—	119,687	—	119,687
Communications	—	194,212	—	194,212
Consumer Cyclical	—	252,987	—	252,987
Consumer Non-cyclical	—	580,102	—	580,102
Energy	—	179,936	—	179,936
Financial	—	1,661,263	—	1,661,263
Government	—	790,730	—	790,730
Industrial	—	263,546	—	263,546
Technology	—	90,287	—	90,287
Utilities	—	341,678	—	341,678

Total Corporate Bonds	—	4,474,428	—	4,474,428

Foreign Government Securities	—	2,465,674	20	2,465,694
Mortgage-Backed Securities	—	1,384,002	—	1,384,002
Municipal Bonds	—	7,468	—	7,468
U.S. Government Agency Securities	—	13,167	—	13,167
U.S. Treasury Obligations	—	1,071,609	—	1,071,609
Short-Term Investments
Time Deposits	—	157,677	—	157,677
U.S. Treasury Obligations	—	5,064	—	5,064

Total Short-Term Investments	—	162,741	—	162,741

Total Investments in Securities	$—	$9,892,972	$20	$9,892,992

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$159,137	$—	$159,137
Appreciation in Other Financial Instruments
Futures contracts	$3,468	$—	$—	$3,468
Forward Foreign Currency Exchange contracts	—	21,277	—	21,277
Centrally Cleared Interest Rate Swap contracts	—	1,480	—	1,480

Total Appreciation in Other Financial Instruments	$3,468	$22,757	$—	$26,225

Depreciation in Other Financial Instruments
Futures contracts	$(2,932)	$—	$—	$(2,932)
Forward Foreign Currency Exchange contracts	—	(125,275)	—	(125,275)
OTC Interest Rate Swap contract	—	(103)	—	(103)
Centrally Cleared Interest Rate Swap contracts	—	(11,733)	—	(11,733)
Written Option contracts
Written Put Option contracts	—	(355)	—	(355)
Written Call Option contracts	—	(294)	—	(294)

Total Written Option contracts	—	(649)	—	(649)

Total Depreciation in Other Financial Instruments	$(2,932)	$(137,760)	$—	$(140,692)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Consumer Non-cyclical	$—	$435	$—	$435
Municipal Bonds	—	5,970,385	—	5,970,385
Short-Term Investments
Municipal Bonds	—	3,796	—	3,796
Time Deposits	—	146,761	—	146,761

Total Short-Term Investments	—	150,557	—	150,557

Total Investments in Securities	$—	$6,121,377	$—	$6,121,377

Appreciation in Other Financial Instruments
Future contract	$745	$—	$—	$745

Depreciation in Other Financial Instruments
Futures contracts	$(711)	$—	$—	$(711)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	—	121,114	—		121,114
Collateralized Mortgage Obligations	—	3,525	—		3,525
Commercial Mortgage-Backed Securities	—	14,614	—		14,614
Convertible Bonds
Communications	—	8,450	—		8,450
Consumer Cyclical	—	3,156	—		3,156
Consumer Non-cyclical	—	502	—		502
Financial	—	2,991	—		2,991

Total Convertible Bonds	—	15,099	—		15,099

Corporate Bonds
Basic Materials	—	130,603	—		130,603
Communications	—	313,847	—	(a)	313,847
Consumer Cyclical	—	528,298	—		528,298
Consumer Non-cyclical	—	331,614	—		331,614
Diversified	—	2,819	—		2,819
Energy	—	346,172	—		346,172
Financial	—	420,335	—		420,335
Industrial	—	316,385	—		316,385
Technology	—	118,999	—		118,999
Utilities	—	120,391	—		120,391

Total Corporate Bonds	—	2,629,463	—	(a)	2,629,463

Foreign Government Securities	—	46,428	—		46,428
U.S. Treasury Obligations	—	37,022	—		37,022
Common Stock
Communications	—	—	2,086		2,086
Preferred Stock
Consumer Cyclical	—	—	6,467		6,467
Loan Assignments
Basic Materials	—	4,126	—		4,126
Communications	—	26,817	—		26,817
Consumer Cyclical	—	15,397	—		15,397
Consumer Non-cyclical	—	10,729	—		10,729
Electronics	—	1,243	—		1,243
Energy	—	4,171	—		4,171
Financial	—	8,737	—		8,737
Industrial	—	19,783	—		19,783
Technology	—	49,125	—		49,125
Utilities	—	443	—		443

Total Loan Assignments	—	140,571	—		140,571

Rights
Communications	—	—	104		104

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Commercial Papers	—	2,602	—	2,602
Time Deposits	—	71,960	—	71,960
U.S. Government Agency Securities	—	36,636	—	36,636
U.S. Treasury Obligations	—	19,191	—	19,191

Total Short-Term Investments	—	130,389	—	130,389

Total Investments in Securities	$—	$3,138,225	$8,657	$3,146,882

Appreciation in Other Financial Instruments
Futures contracts	$2,158	$—	$—	$2,158
Forward Foreign Currency Exchange contracts	—	20	—	20
Centrally Cleared Interest Rate Swap contract	—	20	—	20
OTC Credit Default Swaps contracts	—	103	—	103
Centrally Cleared Credit Default Swaps contracts	—	1,782	—	1,782

Total Appreciation in Other Financial Instruments	$2,158	$1,925	$—	$4,083

Depreciation in Other Financial Instruments
Futures contracts	$(1,174)	$—	$—	$(1,174)
Forward Foreign Currency Exchange contracts	—	(401)	—	(401)
Centrally Cleared Interest Rate Swap contracts	—	(101)	—	(101)
OTC Credit Default Swaps contracts	—	(92)	—	(92)
Centrally Cleared Credit Default Swap contract	—	(354)	—	(354)

Total Depreciation in Other Financial Instruments	$(1,174)	$(948)	$—	$(2,122)

(a)	Amount rounds to less than $500.

B. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2023, the Six Circles Credit Opportunities Fund had the following loan commitments outstanding in which all of the commitment was unfunded (amounts in thousands):

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
athenahealth Group, Inc.	Initial Delayed Draw Term Loan	2/15/2029	3.50%	3.50%	$633	$592	$—	$—	$633	$592

					$633	$592	$—	$—	$633	$592

C. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — The option is adjusted daily to reflect the current market value of the option. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — The amount of the liability is adjusted daily to reflect the current market value of the option written. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles International Unconstrained Equity Fund, Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, and the Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.